UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22127

COLUMBIA FUNDS VARIABLE SERIES

TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

Semiannual Report

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Emerging Markets Bond Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at June 30, 2012)
Argentina	2.5
Brazil	7.1
Colombia	6.8
Dominican Republic	2.1
El Salvador	0.5
Georgia	0.3
Guatemala	0.3
Hungary	0.7
Indonesia	9.9
Kazakhstan	1.9
Latvia	0.3
Lithuania	1.7
Mexico	10.3
Peru	3.4
Philippines	1.6
Poland	1.7
Qatar	1.0
Republic of Namibia	1.3
Republic of the Congo	0.3
Romania	1.2
Russian Federation	13.9
South Africa	0.4
South Korea	0.9
Trinidad and Tobago	1.3
Turkey	6.6
Ukraine	1.2
United Arab Emirates	1.5
Uruguay	5.6
Venezuela	8.9
Other (a)	4.8

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Nicholas Pifer, CFA

Jim Carlen, CFA

2	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at June 30, 2012)
AA rating	1.1
A rating	5.6
BBB rating	59.6
BB rating	17.9
B rating	15.4
CC rating	0.1
Not rated	0.3

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2012	3

Columbia Variable Portfolio – Emerging Markets Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

April 30, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class 1	1,000.00	1,000.00	985.40	*	1,021.28	1.17	*	3.62	0.72	*
Class 2	1,000.00	1,000.00	985.00	*	1,020.24	1.51	*	4.67	0.93	*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

*	For the period April 30, 2012 (commencement of operations) through June 30, 2012.

4	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 6.4%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Brazil 1.8%
Banco Cruzeiro do Sul SA Senior Unsecured(a)
01/20/16	8.250%		700,000	364,271

Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	11,300,000	6,048,046

Morgan Stanley Senior Unsecured(a)
10/22/20	11.500%	BRL	2,000,000	1,045,246

Total				7,457,563

Colombia 1.3%
BanColombia SA Senior Unsecured
06/03/21	5.950%		3,210,000	3,426,675

Banco de Bogota SA Senior Unsecured(a)
01/15/17	5.000%		1,700,000	1,777,135

Total				5,203,810

Russian Federation 2.4%
Lukoil International Finance BV(a)
11/09/20	6.125%		4,250,000	4,456,697

Novatek Finance Ltd. Senior Unsecured(a)
02/03/21	6.604%		3,650,000	3,889,390

VimpelCom Holdings BV(a)
03/01/22	7.504%		1,260,000	1,183,694

Total				9,529,781

Ukraine 0.9%
MHP SA(a)
04/29/15	10.250%		3,650,000	3,507,526

Total Corporate Bonds & Notes (Cost: $26,294,458)				25,698,680

Inflation-Indexed Bonds 5.1%
Uruguay 5.1%
Uruguay Government International Bond
06/26/37	3.700%	UYU	8,310,000	548,647

Senior Unsecured
12/15/28	4.375%	UYU	382,317,486	20,107,553

Total				20,656,200

Total Inflation-Indexed Bonds (Cost: $21,974,258)				20,656,200

Foreign Government Obligations(b) 83.7%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Argentina 2.5%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		3,680,000	2,848,320

Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		9,300,000	6,417,000

City of Buenos Aires Senior Unsecured(a)
03/01/17	9.950%		400,000	274,207

Provincia de Buenos Aires Senior Unsecured(a)
01/26/21	10.875%		900,000	490,500

Total				10,030,027

Brazil 5.2%
Brazilian Government International Bond Senior Unsecured
01/05/24	8.500%	BRL	4,858,000	2,636,405

Centrais Eletricas Brasileiras SA Senior Unsecured(a)
10/27/21	5.750%		5,700,000	6,230,100

Petrobras International Finance Co.
01/27/21	5.375%		8,820,000	9,471,329
01/20/40	6.875%		2,390,000	2,842,960

Total				21,180,794

Colombia 5.5%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		4,410,000	5,729,875

Corp. Andina De Fomento
06/15/22	4.375%		3,789,000	3,870,206

Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	2,000,000,000	1,240,399

Empresa de Energia de Bogota SA Senior Unsecured(a)
11/10/21	6.125%		3,800,000	4,013,939

Empresas Publicas de Medellin ESP Senior Unsecured(a)
02/01/21	8.375%	COP	7,500,000,000	4,552,223

Republic of Colombia Senior Unsecured
06/28/27	9.850%	COP	2,096,000,000	1,775,101

Transportadora de Gas Internacional SA ESP Senior Unsecured(a)
03/20/22	5.700%		1,000,000	1,038,616

Total				22,220,359

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Foreign Government Obligations(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Dominican Republic 2.1%
Dominican Republic International Bond(a) Senior Unsecured
05/06/21	7.500%		4,100,000	4,379,459
04/20/27	8.625%		3,650,000	3,942,000

Total				8,321,459

El Salvador 0.5%
El Salvador Government International Bond Senior Unsecured(a)
04/10/32	8.250%		1,760,000	1,962,400

Georgia 0.3%
JSC Georgian Railway Senior Unsecured(a)(c)
07/11/22	7.750%		1,039,000	1,036,932

Guatemala 0.3%
Guatemala Government Bond Senior Unsecured(a)
06/06/22	5.750%		1,050,000	1,092,000

Hungary 0.7%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		2,830,000	2,752,245

Indonesia 9.9%
Indonesia Government International Bond(a) Senior Unsecured
05/05/21	4.875%		7,800,000	8,476,256
01/17/38	7.750%		4,160,000	5,720,000

Indonesia Treasury Bond Senior Unsecured
09/15/19	11.500%	IDR	24,050,000,000	3,370,270
11/15/20	11.000%	IDR	11,717,000,000	1,644,764
09/15/24	10.000%	IDR	34,530,000,000	4,706,392

PT Pertamina Persero(a) Senior Unsecured
05/03/22	4.875%		6,300,000	6,315,750
05/03/42	6.000%		2,460,000	2,435,400

PT Perusahaan Listrik Negara Senior Unsecured(a)
11/22/21	5.500%		7,050,000	7,377,183

Total				40,046,015

Kazakhstan 1.8%
KazMunayGas National Co.(a) Senior Unsecured
07/02/18	9.125%		2,520,000	3,118,500
05/05/20	7.000%		3,840,000	4,365,371

Total				7,483,871

Foreign Government Obligations(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Latvia 0.3%
Republic of Latvia Senior Unsecured(a)
06/16/21	5.250%		1,130,000	1,136,743

Lithuania 1.7%
Lithuania Government International Bond Senior Unsecured(a)
03/09/21	6.125%		6,300,000	6,968,772

Mexico 10.3%
Comision Federal De Electricidad Senior Unsecured(a)
02/14/42	5.750%		2,080,000	2,184,000

Mexican Bonos 12/15/16	7.250%	MXN	1,600,000	1,312,930
06/10/21	6.500%	MXN	4,911,000	3,981,755
06/09/22	6.500%	MXN	12,927,000	10,424,590
06/03/27	7.500%	MXN	9,139,000	7,781,294

Pemex Project Funding Master Trust 01/21/21	5.500%		4,530,000	5,118,900

Petroleos Mexicanos 06/02/41	6.500%		3,940,000	4,599,950

Petroleos Mexicanos(a) 06/02/41	6.500%		2,700,000	3,152,250
06/27/44	5.500%		3,100,000	3,169,750

Total				41,725,419

Peru 3.4%
Corp. Financiera de Desarrollo SA Senior Unsecured(a)
02/08/22	4.750%		3,270,000	3,437,993

Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(a)(d)
05/31/18	0.000%		3,647,122	3,209,468

Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		1,530,000	2,149,650
11/18/50	5.625%		2,520,000	3,055,500

Peruvian Government International Bond(a) Senior Unsecured
08/12/26	8.200%	PEN	4,318,000	2,067,877

Total				13,920,488

Philippines 1.6%
Philippine Government International Bond Senior Unsecured
01/15/21	4.950%	PHP	27,000,000	665,318
03/30/26	5.500%		1,130,000	1,336,225
01/14/36	6.250%	PHP	77,000,000	1,948,528

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Foreign Government Obligations(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Power Sector Assets & Liabilities Management Corp. Government Guaranteed(a)
12/02/24	7.390%		2,080,000	2,681,492

Total				6,631,563

Poland 1.7%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		6,300,000	6,969,375

Qatar 1.0%
Qatar Government International Bond(a) Senior Unsecured
01/20/22	4.500%		2,830,000	3,122,905
01/20/40	6.400%		760,000	967,100

Total				4,090,005

Republic of Namibia 1.3%
Namibia International Bonds Senior Unsecured(a)
11/03/21	5.500%		5,130,000	5,335,200

Republic of the Congo 0.3%
Republic of Congo Senior Unsecured(e)
06/30/29	3.000%		1,805,000	1,362,775

Romania 1.2%
Romanian Government International Bond Senior Unsecured(a)
02/07/22	6.750%		4,650,000	4,840,666

Russian Federation 11.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(a)
08/07/18	8.700%		2,020,000	2,517,930

Gazprom OAO Via Gaz Capital SA(a) Senior Unsecured
11/22/16	6.212%		2,080,000	2,251,600
03/07/22	6.510%		9,800,000	10,865,848
08/16/37	7.288%		2,020,000	2,292,700

Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(a)
12/27/17	5.298%		3,850,000	3,879,660

Russian Foreign Bond — Eurobond(a) Senior Unsecured
03/10/18	7.850%	RUB	40,000,000	1,298,699
04/04/42	5.625%		4,200,000	4,415,250

Russian Foreign Bond — Eurobond(a)(e) Senior Unsecured
03/31/30	7.500%		7,502,600	9,007,546

Foreign Government Obligations(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Sberbank of Russia Via SB Capital SA Senior Unsecured
06/16/21	5.717%	1,100,000	1,121,923

Sberbank of Russia Via SB Capital SA(a) Senior Unsecured
02/07/22	6.125%	4,300,000	4,478,883

Vnesheconombank Via VEB Finance PLC(a) Senior Unsecured
11/22/25	6.800%	3,650,000	3,832,500

Vnesheconombank Via VEB Finance PLC(a)(c) Senior Unsecured
07/05/22	6.025%	800,000	798,005

Total			46,760,544

South Africa 0.4%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	1,510,000	1,634,575

South Korea 0.9%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%	3,270,000	3,464,101

Trinidad and Tobago 1.3%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(a)
08/14/19	9.750%	4,200,000	5,141,442

Turkey 6.6%
Export Credit Bank of Turkey Senior Unsecured(a)
04/24/19	5.875%	4,410,000	4,588,141

Turkey Government International Bond
03/25/22	5.125%	750,000	780,938

Senior Unsecured
03/30/21	5.625%	13,350,000	14,568,187
03/17/36	6.875%	5,860,000	6,879,640

Total			26,816,906

Ukraine 0.4%
Ukraine Government International Bond Senior Unsecured(a)
02/23/21	7.950%	1,700,000	1,540,637

United Arab Emirates 1.5%
Abu Dhabi National Energy Co. Senior Unsecured(a)
12/13/21	5.875%	5,420,000	6,064,017

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Foreign Government Obligations(b) (continued)
Issuer	Coupon Rate	Principal Amount $	Value ($)

Uruguay 0.4%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	1,260,000	1,814,400

Venezuela 8.9%
Petroleos de Venezuela SA
04/12/17	5.250%	3,650,000	2,591,500
11/02/17	8.500%	15,973,000	12,978,062
11/17/21	9.000%	4,700,000	3,416,900

Senior Unsecured
10/28/15	5.000%	8,000,000	6,250,400

Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	13,700,000	10,549,000

Total			35,785,862

Total Foreign Government Obligations (Cost: $336,109,254)			338,129,592

Money Market Funds 4.8%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(f)(g)	19,530,076	19,530,076

Total Money Market Funds (Cost: $19,530,076)		19,530,076

Total Investments (Cost: $403,908,046)		404,014,548

Other Assets & Liabilities, Net		42,851

Net Assets		404,057,399

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	July 2012	3,151,648		135,773,000		69,136	—
		(USD	)	(PHP	)

Standard Chartered Bank	July 2012	4,110,172		13,132,000		17,113	—
		(USD	)	(MYR	)

Total						86,249	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $188,291,869 or 46.60% of net assets.

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Zero coupon bond.

(e)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	388,772,225	(369,262,149)	—	19,530,076	17,457	19,530,076

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Currency Legend (continued)

MYR	Malaysia Ringgits
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	25,698,680	—	25,698,680

Inflation-Indexed Bonds	—	20,656,200	—	20,656,200

Foreign Government Obligations	—	334,920,125	3,209,467	338,129,592

Total Bonds	—	381,275,005	3,209,467	384,484,472

Other

Money Market Funds	19,530,076	—	—	19,530,076

Total Other	19,530,076	—	—	19,530,076

Investments in Securities	19,530,076	381,275,005	3,209,467	404,014,548

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	86,249	—	86,249

Total	19,530,076	381,361,254	3,209,467	404,100,797

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Foreign Government Bonds ($)
Balance as of April 29, 2012	—

Accrued discounts/premiums	4,580

Realized gain (loss)	13,589

Change in unrealized appreciation (depreciation)(a)	(19,164)

Sales	(115,654)

Purchases	3,326,116

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2012	3,209,467

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was ($19,164).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $384,377,970)	$384,484,472

Affiliated issuers (identified cost $19,530,076)	19,530,076

Total investments (identified cost $403,908,046)	404,014,548

Foreign currency (identified cost $826,126)	858,944

Unrealized appreciation on forward foreign currency exchange contracts	86,249

Receivable for:

Dividends	7,266

Interest	4,767,679

Reclaims	163,299

Other assets	26,347

Total assets	409,924,332

Liabilities

Disbursements in excess of cash	92,151

Payable for:

Investments purchased	1,609,884

Investments purchased on a delayed delivery basis	1,842,638

Capital shares purchased	2,107,641

Investment management fees	154,645

Transfer agent fees	17,507

Administration fees	20,425

Compensation of board members	1,208

Other expenses	20,834

Total liabilities	5,866,933

Net assets applicable to outstanding capital stock	$404,057,399

Represented by

Partners’ capital	$404,057,399

Total — representing net assets applicable to outstanding capital stock	$404,057,399

Class 1

Net assets	$404,054,932

Shares outstanding	41,098,180

Net asset value per share	$9.83

Class 2

Net assets	$2,467

Shares outstanding	251

Net asset value per share	$9.83

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Operations

Period Ended June 30, 2012 (Unaudited)

Net investment income(a)

Income:

Interest	$2,222,025

Dividends from affiliates	17,457

Foreign taxes withheld	(128,490)

Total income	2,110,992

Expenses:

Investment management fees	242,493

Distribution fees

Class 2	1

Transfer agent fees

Class 1	27,451

Administration fees	32,028

Compensation of board members	1,493

Custodian fees	8,561

Printing and postage fees	2,149

Professional fees	10,446

Other	6,510

Total expenses	331,132

Net investment income	1,779,860

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(431,065)

Foreign currency translations	211,989

Forward foreign currency exchange contracts	8,698

Net realized loss	(210,378)

Net change in unrealized appreciation (depreciation) on:

Investments	106,501

Foreign currency translations	34,686

Forward foreign currency exchange contracts	86,249

Net change in unrealized appreciation	227,436

Net realized and unrealized gain	17,058

Net increase in net assets resulting from operations	$1,796,918

(a)	For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Changes in Net Assets

Period Ended June 30, 2012(a) (Unaudited)
Operations

Net investment income	$1,779,860

Net realized loss	(210,378)

Net change in unrealized appreciation	227,436

Net increase in net assets resulting from operations	1,796,918

Distributions to shareholders

Net investment income

Class 1	(1,000,167)

Class 2	(5)

Total distributions to shareholders	(1,000,172)

Increase (decrease) in net assets from share transactions	403,240,652

Total increase in net assets	404,037,398

Net assets at beginning of period	20,001

Net assets at end of period	$404,057,399

(a)	For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Changes in Net Assets (continued)

	Period Ended June 30, 2012(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	41,691,350	409,068,724

Distributions reinvested	102,581	1,000,167

Redemptions	(697,501)	(6,828,244)

Net increase	41,096,430	403,240,647

Class 2 shares

Distributions reinvested	1	5

Net increase	1	5

Total net increase	41,096,431	403,240,652

(a)	For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Period Ended June 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment income	0.06

Net realized and unrealized loss	(0.21)(b)

Total from investment operations	(0.15)

Less distributions to shareholders from:

Net investment income	(0.02)

Total distributions to shareholders	(0.02)

Net asset value, end of period	$9.83

Total return	(1.46%)

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.72%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.72%(d)

Net investment income	3.89%(d)

Supplemental data

Net assets, end of period (in thousands)	$404,055

Portfolio turnover	1%

Notes to Financial Highlights

(a)	For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – Emerging Markets Bond Fund

Financial Highlights (continued)

Class 2	Period Ended June 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment income	0.05

Net realized and unrealized loss	(0.20)(b)

Total from investment operations	(0.15)

Less distributions to shareholders from:

Net investment income	(0.02)

Total distributions to shareholders	(0.02)

Net asset value, end of period	$9.83

Total return	(1.50%)

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.93%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.93%(d)

Net investment income	3.00%(d)

Supplemental data

Net assets, end of period (in thousands)	$2

Portfolio turnover	1%

Notes to Financial Highlights

(a)	For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 17, 2012, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $20,000 in the Fund (1,750 shares for Class 1 and 250 shares for Class 2), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on April 30, 2012.

These financial statements cover the period from April 30, 2012 (commencement of operations) to June 30, 2012.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2012	17

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	86,249

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	8,698

18	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	86,249

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	2

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Semiannual Report 2012	19

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.530% to 0.353% as the Fund’s net assets increase. The annualized effective management fee rate for the period ended June 30, 2012 was 0.53% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the period ended June 30, 2012 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $175.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the

20	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.87%
Class 2	1.12

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $403,908,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,917,000
Unrealized depreciation	4,810,000
Net unrealized appreciation	$107,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $388,698,261 and $3,955,138, respectively, for the period ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Semiannual Report 2012	21

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

During the period ended June 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the period ended June 30, 2012.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil

22	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2012

money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	23

Columbia Variable Portfolio – Emerging Markets Bond Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the period from April 30, 2012 (commencement of operations) through the June meeting. As the Fund will not complete its initial fiscal period until December 31, 2012, Ernst & Young has not issued a report on the Fund.

24	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

At the January 10-12, 2012 in-person meeting of the Fund’s Board of Trustees (the Board), the Board, including the independent Board members (the Independent Trustees), considered approval of the IMS Agreement. At this meeting, independent legal counsel to the Independent Trustees (Independent Legal Counsel) reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the meeting and at its November 2011 meeting in connection with its evaluation of the services proposed to be provided by Columbia Management. The Board also took into account reports from various committees, including, importantly, the reports from the Contracts Committee with respect to quality of services, profitability and fees and expenses; the Investment Review Committee, with respect to investment performance, client commission and trading practices; and the Compliance Committee, with respect to the overall effectiveness of the compliance program. All of the materials presented were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s proposed expense cap), and the final materials were revised to reflect comments provided by these Board representatives. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Nature, Extent and Quality of Services to be Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services to be performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees also discussed the compliance programs of Columbia Management, and observed that the program had previously been reviewed by the Funds’ Chief Compliance Officer (CCO) and the Independent Trustees. The Board also recalled its review of the financial condition of Columbia Management and its affiliates (at its April 2011 meeting) and each entity’s ability to carry out its respective responsibilities under the applicable service agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). Based on the foregoing, and based on other information received (both oral and written) at the meeting and the November 2011 meeting and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to provide a high quality and level of services to the Fund.

Investment Performance

Although the consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history. However, the Board did consider Columbia Management’s overall performance record employing strategies expected to be utilized by the Fund. The Board also observed the proposed portfolio management team’s experience employing the strategies proposed to be utilized by the Fund.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). In this regard, the Board considered that the proposed expense cap for the Fund approximates the median expense ratio of the Fund’s anticipated peer group. The Board also reviewed fees charged by Columbia Management to Funds with similar strategies to the Fund. The Board found the proposed fees for the Fund to be within the range of the fees charged to such other Funds.

The Board considered that management affiliates would earn additional revenue for providing transfer agency or service and administration fees to the Fund. The Board also considered the expected profitability of Columbia Management and its affiliates

Semiannual Report 2012	25

Columbia Variable Portfolio – Emerging Markets Bond Fund

Approval of Investment Management Services Agreement (continued)

in connection with Columbia Management providing investment management services to the Fund. The Board noted that the fees to be paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in is business and earn an appropriate profit. The Board recalled its review in April 2011 of Columbia Management’s profitability and its conclusion that the profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed investment management service fees were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On November 10, 2011, the Board, including all of the Independent Trustees, approved the IMS Agreement.

26	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

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Semiannual Report 2012	27

Columbia Variable Portfolio – Emerging Markets Bond Fund

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28	Semiannual Report 2012

Columbia Variable Portfolio – Emerging Markets Bond Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	29

Columbia Variable Portfolio – Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6537 C (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Core Equity Fund

This fund is closed to new investors.

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Core Equity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Shares of Columbia Variable Portfolio – Core Equity Fund (the fund) returned 10.74% for the six-month period ended June 30, 2012.

>	The fund’s benchmark, the S&P 500 Index, returned 9.49% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Columbia Variable Portfolio – Core Equity Fund	09/10/04	10.74	8.49	-0.50	4.13
S&P 500 Index		9.49	5.45	0.22	4.64

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract. If performance results included the effect of these additional charges, they would be lower.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Portfolio Overview

(Unaudited)

Sector Breakdown (%) (at June 30, 2012)
Stocks	99.0
Consumer Discretionary	10.5
Consumer Staples	11.3
Energy	10.5
Financials	13.7
Health Care	12.2
Industrials	10.5
Information Technology	19.8
Materials	3.3
Telecommunication Services	3.6
Utilities	3.6
Other(a)	1.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	6.1
Microsoft Corp.	3.5
Pfizer, Inc.	3.1
Philip Morris International, Inc.	2.9
Chevron Corp.	2.9
Verizon Communications, Inc.	2.8
Wal-Mart Stores, Inc.	2.8
Merck & Co., Inc.	2.8
JPMorgan Chase & Co.	2.6
Simon Property Group, Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Brian Condon, CFA

Oliver Buckley

Semiannual Report 2012	3

Columbia Variable Portfolio – Core Equity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.

January 1, 2012 – June 30, 2012

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,107.40	1,022.87	2.10	2.01	0.40

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.1%
Issuer	Shares	Value ($)

Consumer Discretionary 10.6%
Diversified Consumer Services 1.1%

Apollo Group, Inc., Class A(a)	54,600	1,975,974

Hotels, Restaurants & Leisure —%

McDonald’s Corp.	400	35,412

Internet & Catalog Retail 0.3%

Expedia, Inc.	7,200	346,104

Netflix, Inc.(a)	3,900	267,033

Total		613,137

Media 4.5%

Comcast Corp., Class A	54,400	1,739,168

DIRECTV, Class A(a)	71,474	3,489,361

DISH Network Corp., Class A	65,500	1,870,025

McGraw-Hill Companies, Inc. (The)	25,500	1,147,500

Total		8,246,054

Multiline Retail 0.8%

Macy’s, Inc.	43,100	1,480,485

Specialty Retail 3.9%

AutoZone, Inc.(a)	2,230	818,789

Bed Bath & Beyond, Inc.(a)	14,920	922,056

GameStop Corp., Class A	1,700	31,212

Home Depot, Inc. (The)	17,500	927,325

Limited Brands, Inc.	2,284	97,139

O’Reilly Automotive, Inc.(a)	1,800	150,786

Ross Stores, Inc.	11,588	723,902

TJX Companies, Inc.	79,000	3,391,470

Total		7,062,679

Total Consumer Discretionary		19,413,741

Consumer Staples 11.3%
Beverages 1.2%

Coca-Cola Enterprises, Inc.	79,396	2,226,264

Food & Staples Retailing 4.8%

CVS Caremark Corp.	23,800	1,112,174

Kroger Co. (The)	68,879	1,597,304

Safeway, Inc.	54,900	996,435

Wal-Mart Stores, Inc.	72,201	5,033,854

Total		8,739,767

Food Products 1.1%

Campbell Soup Co.	21,200	707,656

Hershey Co. (The)	15,400	1,109,262

Tyson Foods, Inc., Class A	7,600	143,108

Total		1,960,026

Common Stocks (continued)
Issuer	Shares	Value ($)

Household Products 0.1%

Kimberly-Clark Corp.	3,292	275,771

Tobacco 4.1%

Lorillard, Inc.	16,600	2,190,370

Philip Morris International, Inc.	61,529	5,369,020

Total		7,559,390

Total Consumer Staples		20,761,218

Energy 10.5%
Energy Equipment & Services 1.1%

National Oilwell Varco, Inc.	31,383	2,022,320

Oil, Gas & Consumable Fuels 9.4%

Apache Corp.	22,679	1,993,257

Chevron Corp.(b)	50,606	5,338,933

ConocoPhillips	45,653	2,551,090

Exxon Mobil Corp.	31,909	2,730,453

Marathon Oil Corp.	38,097	974,140

Tesoro Corp.(a)	47,686	1,190,243

Valero Energy Corp.	104,731	2,529,254

Total		17,307,370

Total Energy		19,329,690

Financials 13.7%
Capital Markets 1.2%

BlackRock, Inc.	2,100	356,622

Franklin Resources, Inc.	14,700	1,631,553

Invesco Ltd.	9,900	223,740

Total		2,211,915

Commercial Banks 2.0%

Fifth Third Bancorp	29,800	399,320

U.S. Bancorp	5,800	186,528

Wells Fargo & Co.	92,400	3,089,856

Total		3,675,704

Consumer Finance 1.9%

Discover Financial Services	89,542	3,096,362

SLM Corp.	19,100	300,061

Total		3,396,423

Diversified Financial Services 3.3%

Citigroup, Inc.	105	2,878

IntercontinentalExchange, Inc.(a)	4,800	652,704

JPMorgan Chase & Co.	133,200	4,759,236

Moody’s Corp.	17,900	654,245

Total		6,069,063

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Insurance 2.9%

Aflac, Inc.	30,493	1,298,697

MetLife, Inc.	104,300	3,217,655

Prudential Financial, Inc.	12,500	605,375

Reinsurance Group of America, Inc.	5,116	272,222

Total		5,393,949

Real Estate Investment Trusts (REITs) 2.4%

Digital Realty Trust, Inc.	6,900	517,983

Simon Property Group, Inc.	24,971	3,886,986

Total		4,404,969

Total Financials		25,152,023

Health Care 12.2%
Biotechnology 1.9%

Amgen, Inc.	46,800	3,418,272

Health Care Providers & Services 1.8%

AmerisourceBergen Corp.	4,500	177,075

Humana, Inc.	18,900	1,463,616

UnitedHealth Group, Inc.	29,582	1,730,547

Total		3,371,238

Pharmaceuticals 8.5%

Abbott Laboratories	39,300	2,533,671

Eli Lilly & Co.	55,189	2,368,160

Merck & Co., Inc.	120,223	5,019,310

Pfizer, Inc.	249,192	5,731,416

Total		15,652,557

Total Health Care		22,442,067

Industrials 10.5%
Aerospace & Defense 4.4%

General Dynamics Corp.	5,188	342,200

Lockheed Martin Corp.	35,482	3,089,773

Northrop Grumman Corp.	23,200	1,479,928

Raytheon Co.	56,070	3,173,001

Total		8,084,902

Air Freight & Logistics 1.5%

United Parcel Service, Inc., Class B	34,074	2,683,668

Commercial Services & Supplies 0.4%

Pitney Bowes, Inc.	8,452	126,526

RR Donnelley & Sons Co.(c)	59,383	698,938

Total		825,464

Industrial Conglomerates 1.6%

General Electric Co.	13,441	280,110

Common Stocks (continued)
Issuer	Shares	Value ($)

Tyco International Ltd.	51,816	2,738,476

Total		3,018,586

Machinery 1.6%

Illinois Tool Works, Inc.	21,500	1,137,135

Parker Hannifin Corp.	23,700	1,822,056

Total		2,959,191

Professional Services 1.0%

Dun & Bradstreet Corp. (The)	24,974	1,777,400

Total Industrials		19,349,211

Information Technology 19.8%
Communications Equipment 2.1%

Cisco Systems, Inc.	224,900	3,861,533

Computers & Peripherals 6.2%

Apple, Inc.(a)	19,132	11,173,088

EMC Corp.(a)	6,700	171,721

Total		11,344,809

Internet Software & Services 0.8%

Google, Inc., Class A(a)	2,500	1,450,175

IT Services 3.2%

International Business Machines Corp.	3,657	715,236

Mastercard, Inc., Class A	8,517	3,663,247

Visa, Inc., Class A	12,900	1,594,827

Total		5,973,310

Semiconductors & Semiconductor Equipment 1.7%

Broadcom Corp., Class A(a)	79,500	2,687,100

NVIDIA Corp.(a)	34,500	476,790

Total		3,163,890

Software 5.8%

Microsoft Corp.	208,712	6,384,500

Oracle Corp.	57,300	1,701,810

VMware, Inc., Class A(a)	27,495	2,503,145

Total		10,589,455

Total Information Technology		36,383,172

Materials 3.3%
Chemicals 2.0%

CF Industries Holdings, Inc.	18,408	3,566,366

Metals & Mining 1.3%

Freeport-McMoRan Copper & Gold, Inc.	71,692	2,442,546

Total Materials		6,008,912

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Telecommunication Services 3.6%
Diversified Telecommunication Services 3.6%

AT&T, Inc.	41,291	1,472,437

Verizon Communications, Inc.	114,856	5,104,201

Total		6,576,638

Total Telecommunication Services		6,576,638

Utilities 3.6%
Electric Utilities 0.5%

Entergy Corp.	8,100	549,909

Exelon Corp.	11,417	429,508

Total		979,417

Gas Utilities 0.1%

ONEOK, Inc.	5,200	220,012

Independent Power Producers & Energy Traders 1.6%

AES Corp. (The)(a)	224,341	2,878,295

Multi-Utilities 1.4%

Public Service Enterprise Group, Inc.	81,184	2,638,480

Total Utilities		6,716,204

Total Common Stocks
(Cost: $155,599,019)		182,132,876

Money Market Funds 1.0%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(d)(e)	1,930,709	1,930,709

Total Money Market Funds
(Cost: $1,930,709)		1,930,709

Investments of Cash Collateral Received for Securities on Loan 0.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 0.1%
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$229,838(f)	0.190%	229,835	229,835

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $229,835)			229,835

Total Investments
(Cost: $157,759,563)			184,293,420

Other Assets & Liabilities, Net			(336,144)

Net Assets			183,957,276

Investment in Derivatives

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	6	2,034,600	Sept. 2012	79,329	—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, investments in securities included securities valued at $526,445 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)	At June 30, 2012, security was partially or fully on loan.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,308,414	8,043,735	(8,421,440)	—	1,930,709	1,674	1,930,709

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	143,267

Freddie Mac Gold Pool	91,164

Total market value of collateral securities	234,431

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	19,413,741	—	—	19,413,741

Consumer Staples	20,761,218	—	—	20,761,218

Energy	19,329,690	—	—	19,329,690

Financials	25,152,023	—	—	25,152,023

Health Care	22,442,067	—	—	22,442,067

Industrials	19,349,211	—	—	19,349,211

Information Technology	36,383,172	—	—	36,383,172

Materials	6,008,912	—	—	6,008,912

Telecommunication Services	6,576,638	—	—	6,576,638

Utilities	6,716,204	—	—	6,716,204

Total Equity Securities	182,132,876	—	—	182,132,876

Other

Money Market Funds	1,930,709	—	—	1,930,709

Investments of Cash Collateral Received for Securities on Loan	—	229,835	—	229,835

Total Other	1,930,709	229,835	—	2,160,544

Investments in Securities	184,063,585	229,835	—	184,293,420

Derivatives

Assets

Futures Contracts	79,329	—	—	79,329

Total	184,142,914	229,835	—	184,372,749

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Core Equity Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $155,599,019)	$182,132,876

Affiliated issuers (identified cost $1,930,709)	1,930,709

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $229,835)	229,835

Total investments (identified cost $157,759,563)	184,293,420

Foreign currency (identified cost $2,653)	2,695

Receivable for:

Dividends	152,379

Interest	4,722

Reclaims	361

Variation margin on futures contracts	57,022

Expense reimbursement due from Investment Manager	13,473

Total assets	184,524,072

Liabilities

Due upon return of securities on loan	229,835

Payable for:

Capital shares purchased	248,234

Investment management fees	56,506

Compensation of board members	9,621

Other expenses	22,600

Total liabilities	566,796

Net assets applicable to outstanding capital stock	$183,957,276

Represented by

Partners’ capital	$183,957,276

Total — representing net assets applicable to outstanding capital stock	$183,957,276

Shares outstanding	20,271,415

Net asset value per share	$9.07

* Value of securities on loan	$220,829

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income

Income:

Dividends	1,950,973

Dividends from affiliates	1,674

Income from securities lending — net	28,545

Foreign taxes withheld	(18)

Total income	1,981,174

Expenses:

Investment management fees	369,451

Compensation of board members	6,921

Printing and postage fees	21,169

Professional fees	17,637

Other	10,519

Total expenses	425,697
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,197)

Total net expenses	369,500

Net investment income	1,611,674

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	11,121,302

Foreign currency translations	159

Futures contracts	171,351

Net realized gain	11,292,812

Net change in unrealized appreciation (depreciation) on:

Investments	5,758,417

Foreign currency translations	(188)

Futures contracts	31,553

Net change in unrealized appreciation	5,789,782

Net realized and unrealized gain	17,082,594

Net increase in net assets resulting from operations	$18,694,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Core Equity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$1,611,674	$3,695,611

Net realized gain	11,292,812	12,726,919

Net change in unrealized appreciation (depreciation)	5,789,782	(3,687,764)

Net increase in net assets resulting from operations	18,694,268	12,734,766

Increase (decrease) in net assets from share transactions	(9,961,941)	(23,832,043)

Total increase (decrease) in net assets	8,732,327	(11,097,277)

Net assets at beginning of period	175,224,949	186,322,226

Net assets at end of period	$183,957,276	$175,224,949

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	8,814	81,514	99,728	793,777

Redemptions	(1,125,152)	(10,043,455)	(3,069,359)	(24,625,820)

Total decrease	(1,116,338)	(9,961,941)	(2,969,631)	(23,832,043)

Total net decrease	(1,116,338)	(9,961,941)	(2,969,631)	(23,832,043)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Core Equity Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$8.19		$7.65	$6.55	$5.27	$10.30	$10.97

Income from investment operations

Net investment income (loss)	0.08		0.16	0.17	0.12	0.17	0.19

Net realized and unrealized gain (loss)	0.80		0.38	0.93	1.16	(4.01)	0.15

Total from investment operations	0.88		0.54	1.10	1.28	(3.84)	0.34

Less distributions to shareholders from:

Net investment income	—		—	—	—	(0.02)	(0.17)

Net realized gains	—		—	—	—	(1.17)	(0.84)

Total distributions to shareholders	—		—	—	—	(1.19)	(1.01)

Net asset value, end of period	$9.07		$8.19	$7.65	$6.55	$5.27	$10.30

Total return	10.74%		7.06%	16.76%	24.40%	(41.62%)	3.32%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.46%	(b)	0.46%	0.45%	0.44%	0.48%	0.48%

Net expenses after fees waived or expenses reimbursed(c)	0.40%	(b)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	1.74%	(b)	2.02%	2.44%	2.25%	2.07%	1.68%

Supplemental data

Net assets, end of period (in thousands)	$183,957		$175,225	$186,322	$186,836	$174,866	$365,162

Portfolio turnover	43%		52%	109%	76%	103%	65%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

Semiannual Report 2012	15

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	79,329	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

16	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	171,351
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	31,553

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	35

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held.

Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Semiannual Report 2012	17

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.40% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,199.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $78,595,995 and $86,378,459, respectively, for the six months ended June 30, 2012.

18	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $220,829 were on loan, secured by cash collateral of $229,835 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, RiverSource Life Insurance Company, an affiliate of the Fund, owned 100.0% of the Fund’s shares. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The Fund had no borrowings during the six months ended June 30, 2012.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers

Semiannual Report 2012	19

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	21

Columbia Variable Portfolio – Core Equity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Core Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance

22	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Approval of Investment Management Services Agreement (continued)

of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board observed that the Fund is closed to new investors. The Board also considered that the IMS Agreement provides for a unified asset-based fee and requires Columbia Management to provide investment management and other services, including administrative and transfer agency services.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012	23

Columbia Variable Portfolio – Core Equity Fund

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24	Semiannual Report 2012

Columbia Variable Portfolio – Core Equity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	25

Columbia Variable Portfolio – Core Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6350 K (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Seligman Global Technology Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Seligman Global Technology Fund (the fund) Class 1 shares returned 7.03% for the six-month period ended June 30, 2012.

>	The fund’s benchmark, the MSCI World Information Technology (IT) Index (Net) returned 10.31% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	7.03	-1.92	3.36	7.66
Class 2	05/01/00	6.93	-2.16	3.09	7.44
MSCI World IT Index (Net)		10.31	6.61	1.32	5.98
MSCI World IT Index (Gross)		10.52	6.97	1.62	6.23

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World IT Index (Net) and the MSCI World IT Index (Gross), each an unmanaged benchmark, assume reinvestment of all distributions, if any and exclude the effect of expenses, fees, sales charges and taxes (except the MSCI World IT Index (Net), which reflects reinvested dividends net of withholding taxes). The MSCI World IT Index is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market. On September 30, 2011, the MSCI World IT Index (Net) replaced the MSCI World IT Index (Gross) as the fund’s benchmark. Columbia Management Investment Advisers, LLC made this recommendation to the fund’s Board of Trustees because the Investment Manager believes that the Net version of the Index better reflects how dividends paid to the fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the fund’s performance. Information on both versions of the Index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World IT Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	7.7
Synopsys, Inc.	6.3
Symantec Corp.	4.9
Nuance Communications, Inc.	4.5
Advanced Micro Devices, Inc.	4.2
KLA-Tencor Corp.	4.1
Amdocs Ltd.	4.1
Parametric Technology Corp.	3.8
Lam Research Corp.	3.8
Oracle Corp.	3.7

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	95.1
Consumer Discretionary	0.5
Health Care	2.7
Information Technology	90.0
Telecommunication Services	1.9
Other (a)	4.9

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Richard M. Parower, CFA

Paul H. Wick

Ajay Diwan

Benjamin Lu

Semiannual Report 2012	3

Columbia Variable Portfolio – Seligman Global Technology Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,070.30	1,019.94	5.10	4.97	0.99
Class 2	1,000.00	1,000.00	1,069.30	1,018.70	6.38	6.22	1.24

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.9%
Issuer	Shares	Value ($)

Consumer Discretionary 0.5%
Household Durables 0.5%

Panasonic Corp.	55,400	452,884

Total Consumer Discretionary		452,884

Health Care 2.7%
Health Care Equipment & Supplies 0.5%

Baxter International, Inc.	8,900	473,035

Life Sciences Tools & Services 2.2%

Agilent Technologies, Inc.	18,000	706,320

Life Technologies Corp.(a)	7,500	337,425

Thermo Fisher Scientific, Inc.	17,600	913,616

Total		1,957,361

Total Health Care		2,430,396

Information Technology 89.9%
Communications Equipment 5.4%

Cisco Systems, Inc.	113,500	1,948,795

Comverse Technology, Inc.(a)	2,379	13,846

QUALCOMM, Inc.	49,048	2,730,992

Radware, Ltd.(a)	5,500	210,595

Total		4,904,228

Computers & Peripherals 14.6%

Apple, Inc.(a)	11,300	6,599,200

Dell, Inc.(a)	93,200	1,166,864

Electronics for Imaging, Inc.(a)	51,700	840,125

EMC Corp.(a)	113,200	2,901,316

NCR Corp.(a)	16,700	379,591

NetApp, Inc.(a)	42,500	1,352,350

Total		13,239,446

Electronic Equipment, Instruments & Components 4.1%

Avnet, Inc.(a)	38,800	1,197,368

Flextronics International Ltd.(a)	108,900	675,180

IPG Photonics Corp.(a)(b)	10,770	469,464

Kyocera Corp.	8,000	692,320

Murata Manufacturing Co., Ltd.	12,200	641,727

Tripod Technology Corp.	10	29

Total		3,676,088

Internet Software & Services 1.9%

Constant Contact, Inc.(a)(b)	16,600	296,808

Dena Co., Ltd.	6,600	173,722

Gree, Inc.(a)	37,400	743,979

LogMeIn, Inc.(a)(b)	18,100	552,412

Total		1,766,921

Common Stocks (continued)
Issuer	Shares	Value ($)

IT Services 7.8%

Amdocs Ltd.(a)	117,779	3,500,392

Visa, Inc., Class A	23,100	2,855,853

WNS Holdings Ltd., ADR(a)	73,915	719,193

Total		7,075,438

Office Electronics 1.9%

Canon, Inc.	11,300	450,989

Xerox Corp.	155,800	1,226,146

Total		1,677,135

Semiconductors & Semiconductor Equipment 18.7%

Advanced Micro Devices, Inc.(a)(b)	624,772	3,579,943

Advanced Semiconductor Engineering, Inc.	51	42

Atmel Corp.(a)(b)	76,900	515,230

Broadcom Corp., Class A(a)	26,000	878,800

KLA-Tencor Corp.	72,000	3,546,000

Lam Research Corp.(a)	85,800	3,238,092

Marvell Technology Group Ltd.	110,867	1,250,580

Microchip Technology, Inc.	14,500	479,660

Microsemi Corp.(a)	47,100	870,879

Semtech Corp.(a)(b)	22,100	537,472

Shinko Electric Industries Co., Ltd.(b)	86,700	692,444

Teradyne, Inc.(a)(b)	67,900	954,674

United Microelectronics Corp.	1,069,000	465,395

Total		17,009,211

Software 35.5%

Application Software 18.3%

Cadence Design Systems, Inc.(a)(b)	61,300	673,687

Citrix Systems, Inc.(a)	7,900	663,126

JDA Software Group, Inc.(a)	16,544	491,192

NICE Systems Ltd., ADR(a)	42,300	1,548,180

Nuance Communications, Inc.(a)(b)	163,300	3,889,806

Parametric Technology Corp.(a)	155,742	3,264,352

Synchronoss Technologies, Inc.(a)	38,000	701,860

Synopsys, Inc.(a)	183,500	5,400,405

Total		16,632,608

Systems Software 17.2%

BMC Software, Inc.(a)	33,830	1,443,864

Check Point Software Technologies Ltd.(a)	33,512	1,661,860

Fortinet, Inc.(a)	22,300	517,806

Microsoft Corp.	98,800	3,022,292

Oracle Corp.	108,700	3,228,390

Rovi Corp.(a)	72,700	1,426,374

Symantec Corp.(a)	289,123	4,224,087

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

VMware, Inc., Class A(a)	1,000	91,040

Total		15,615,713

Total Information Technology		81,596,788

Telecommunication Services 1.8%
Diversified Telecommunication Services 1.4%

AT&T, Inc.	14,100	502,806

Verizon Communications, Inc.	18,200	808,808

Total		1,311,614

Wireless Telecommunication Services 0.4%

Sprint Nextel Corp.(a)	117,700	383,702

Total Telecommunication Services		1,695,316

Total Common Stocks (Cost: $84,054,431)		86,175,384

Money Market Funds 4.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	4,442,993	4,442,993

Total Money Market Funds (Cost: $4,442,993)		4,442,993

Investments of Cash Collateral Received for Securities on Loan 6.5%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 6.5%
Nomura Securities dated 06/29/12, matures 07/02/12, repurchase price
$2,000,040(e)	0.240%	2,000,000	2,000,000

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$3,000,068(e)	0.270%	3,000,000	3,000,000

Societe Generale dated 06/29/12, matures 07/02/12, repurchase price
$876,018(e)	0.190%	876,004	876,004

Total			5,876,004

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,876,004)			5,876,004

Total Investments (Cost: $94,373,428)			96,494,381

Other Assets & Liabilities, Net			(5,726,323)

Net Assets			90,768,058

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)

Columbia Short-Term Cash Fund	4,543,965	28,152,528	(28,253,500)	—	4,442,993	6,680	4,442,993

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	1,385,134

Freddie Mac Gold Pool	654,866

Total market value of collateral securities	2,040,000

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	251,490

Fannie Mae REMICS	455,263

Fannie Mae-Aces	29,649

Freddie Mac Reference REMIC	9,156

Freddie Mac REMICS	1,112,606

Government National Mortgage Association	1,201,836

Total market value of collateral securities	3,060,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	546,055

Freddie Mac Gold Pool	347,469

Total market value of collateral securities	893,524

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	—	452,884	—	452,884

Health Care	2,430,396	—	—	2,430,396

Information Technology	77,736,142	3,860,646	—	81,596,788

Telecommunication Services	1,695,316	—	—	1,695,316

Total Equity Securities	81,861,854	4,313,530	—	86,175,384

Other

Money Market Funds	4,442,993	—	—	4,442,993

Investments of Cash Collateral Received for Securities on Loan	—	5,876,004	—	5,876,004

Total Other	4,442,993	5,876,004	—	10,318,997

Total	86,304,847	10,189,534	—	96,494,381

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $84,054,431)	$86,175,384

Affiliated issuers (identified cost $4,442,993)	4,442,993

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $5,876,004)	5,876,004

Total investments (identified cost $94,373,428)	96,494,381

Receivable for:

Investments sold	391,083

Capital shares sold	60,182

Dividends	32,719

Interest	1,546

Expense reimbursement due from Investment Manager	12,539

Total assets	96,992,450

Liabilities

Due upon return of securities on loan	5,876,004

Payable for:

Investments purchased	182,279

Capital shares purchased	2,247

Investment management fees	66,694

Distribution fees	12,635

Transfer agent fees	4,212

Administration fees	5,616

Compensation of board members	5,604

Other expenses	69,101

Total liabilities	6,224,392

Net assets applicable to outstanding capital stock	$90,768,058

Represented by

Paid-in capital	$85,598,915

Excess of distributions over net investment income	(260,182)

Accumulated net realized gain	3,308,404

Unrealized appreciation (depreciation) on:

Investments	2,120,953

Foreign currency translations	(32)

Total — representing net assets applicable to outstanding capital stock	$90,768,058

* Value of securities on loan	$5,908,278

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1

Net assets	$25,252,349

Shares outstanding	1,212,331

Net asset value per share	$20.83

Class 2

Net assets	$65,515,709

Shares outstanding	3,219,023

Net asset value per share	$20.35

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income

Income:

Dividends	$261,832

Dividends from affiliates	6,680

Income from securities lending — net	9,951

Foreign taxes withheld	(3,394)

Total income	275,069

Expenses:

Investment management fees	433,046

Distribution fees

Class 2	80,143

Transfer agent fees

Class 1	8,116

Class 2	19,234

Administration fees	36,467

Compensation of board members	6,044

Custodian fees	9,804

Printing and postage fees	26,249

Registration fees	1,386

Professional fees	26,285
Other	8,399

Total expenses	655,173
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(122,273)

Total net expenses	532,900

Net investment loss	(257,831)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	4,418,247

Foreign currency translations	(7,740)

Net realized gain	4,410,507

Net change in unrealized appreciation (depreciation) on:

Investments	784,941

Foreign currency translations	2,086

Forward foreign currency exchange contracts	(2,268)

Net change in unrealized appreciation	784,759

Net realized and unrealized gain	5,195,266

Net increase in net assets resulting from operations	$4,937,435

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment loss	$(257,831)	$(251,991)

Net realized gain	4,410,507	2,502,947

Net change in unrealized appreciation (depreciation)	784,759	(7,645,960)

Net increase (decrease) in net assets resulting from operations	4,937,435	(5,395,004)

Distributions to shareholders

Net realized gains

Class 1	(47,455)	—

Class 2	(125,878)	—

Total distributions to shareholders	(173,333)	—

Increase in net assets from share transactions	7,683,334	77,779,944

Total increase in net assets	12,447,436	72,384,940

Net assets at beginning of period	78,320,622	5,935,682

Net assets at end of period	$90,768,058	$78,320,622

Excess of distributions over net investment income	$(260,182)	$(2,351)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	4,730	108,564	32,477	661,467

Fund merger	—	—	1,259,171	26,283,989

Distributions reinvested	2,357	47,455	—	—

Redemptions	(88,390)	(1,929,249)	(193,896)	(3,957,824)

Net increase (decrease)	(81,303)	(1,773,230)	1,097,752	22,987,632

Class 2 shares

Subscriptions	682,558	14,783,977	907,021	18,037,247

Fund merger	—	—	2,205,485	45,130,273

Distributions reinvested	6,400	125,878	—	—

Redemptions	(253,699)	(5,453,291)	(421,479)	(8,375,208)

Net increase	435,259	9,456,564	2,691,027	54,792,312

Total net increase	353,956	7,683,334	3,788,779	77,779,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Seligman Global Technology Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$19.50	$20.69	$17.91	$11.03	$18.46	$15.99

Income from investment operations:

Net investment loss	(0.04)	(0.05)	(0.10)	(0.19)	(0.21)	(0.25)

Net realized and unrealized gain (loss)	1.41	(1.14)	2.88	7.07	(7.22)	2.72

Total from investment operations	1.37	(1.19)	2.78	6.88	(7.43)	2.47

Less distributions to shareholders:

Net realized gains	(0.04)	—	—	—	—	—

Total distributions to shareholders	(0.04)	—	—	—	—	—

Net asset value, end of period	$20.83	$19.50	$20.69	$17.91	$11.03	$18.46

Total return	7.03%	(5.75%)	15.52%	62.38%	(40.25%)	15.45%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.26%(b)	1.36%	2.84%	3.86%	3.54%	3.04%

Net expenses after fees waived or expenses reimbursed(c)	0.99%(b)	0.99%	1.30%	1.90%	1.90%	1.90%

Net investment loss	(0.40%)(b)	(0.23%)	(0.57%)	(1.38%)	(1.38%)	(1.44%)

Supplemental data

Net assets, end of period (in thousands)	$25,252	$25,223	$4,053	$4,022	$2,754	$5,644

Portfolio turnover	57%	99%	96%	153%	161%	198%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$19.07	$20.30	$17.64	$10.88	$18.25	$15.83

Income from investment operations:

Net investment loss	(0.07)	(0.10)	(0.16)	(0.23)	(0.24)	(0.28)

Net realized and unrealized gain (loss)	1.39	(1.13)	2.82	6.99	(7.13)	2.70

Total from investment operations	1.32	(1.23)	2.66	6.76	(7.37)	2.42

Less distributions to shareholders:

Net realized gains	(0.04)	—	—	—	—	—

Total distributions to shareholders	(0.04)	—	—	—	—	—

Net asset value, end of period	$20.35	$19.07	$20.30	$17.64	$10.88	$18.25

Total return	6.93%	(6.06%)	15.08%	62.13%	(40.38%)	15.29%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.51%(b)	1.59%	3.03%	3.79%	3.71%	3.19%

Net expenses after fees waived or expenses reimbursed(c)	1.24%(b)	1.24%	1.62%	2.15%	2.07%	2.05%

Net investment loss	(0.64%)(b)	(0.48%)	(0.91%)	(1.60%)	(1.55%)	(1.59%)

Supplemental data

Net assets, end of period (in thousands)	$65,516	$53,098	$1,883	$2,370	$1,159	$2,899

Portfolio turnover	57%	99%	96%	153%	161%	198%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

16	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain

Semiannual Report 2012	17

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.95% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,019.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the

18	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	1.00%
Class 2	1.25

Prior to May 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.99%
Class 2	1.24

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $94,373,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,349,000
Unrealized depreciation	(6,228,000)
Net unrealized appreciation	$2,121,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	324,126
2017	342,086
Total	666,212

The Fund acquired $2,278,384 of capital loss carryforward in connection with the Seligman Communications and Information Portfolio merger (Note 10). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $53,776,875 and $46,964,637, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following

Semiannual Report 2012	19

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $5,908,278 were on loan, secured by cash collateral of $5,876,004 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 81.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Communications and Information Portfolio, a series of Seligman Portfolios, Inc. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $5,853,610 and the combined net assets immediately after the acquisition were $77,267,872.

The merger was accomplished by a tax-free exchange of 3,075,259 shares of Seligman Communications and Information Portfolio valued at $71,414,262 (including $8,213,589 of unrealized appreciation).

In exchange for Seligman Communications and Information Portfolio shares, the Fund issued the following number of shares:

Shares
Class 1	1,259,171
Class 2	2,205,485

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Seligman Communications and Information Portfolio’s cost of investments was carried forward.

20	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Communications and Information Portfolio that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment loss, net realized gain on investments, net change in unrealized depreciation and net decrease in net assets resulting from operations for the year ended December 31, 2011, would have been approximately $(0.3) million, $4.2 million, $(7.7) million and $(3.8) million, respectively.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Technology and Technology-related Investment Risk

The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	21

Columbia Variable Portfolio – Seligman Global Technology Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

22	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance

Semiannual Report 2012	23

Columbia Variable Portfolio – Seligman Global Technology Fund

Approval of Investment Management Services Agreement (continued)

of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

24	Semiannual Report 2012

Columbia Variable Portfolio – Seligman Global Technology Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	25

Columbia Variable Portfolio – Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

SL-9952 D (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Managed Volatility Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Managed Volatility Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Todd White

Kent Peterson, Ph.D.

Kent Bergene

Melda Mergen, CFA, CAIA

Portfolio Allocation (%) (at June 30, 2012)
Allocations to Underlying Funds
Underlying Funds: Equity	27.4
International	8.3
U.S. Large Cap	13.7
U.S. Mid Cap	2.6
U.S. Small Cap	2.8
Underlying Funds: Fixed Income	27.4
Emerging Markets	1.2
Global Bond	2.8
High Yield	1.9
Inflation Protected Securities	3.4
Investment Grade	16.7
Multisector	1.4
Allocations to Tactical Assets
Money Market Fund Shares Held to Cover Open Derivatives Instruments (a)	24.1
Exchanged-Traded Funds	8.2
Residential Mortgage-Backed Securities — Agency	11.0
Inflation-Indexed Bonds	1.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in an affiliated money market fund (amounting to $108.6 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

2	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, ore expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

April 19, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	988.00	1,022.03	1.11	2.87	0.57	2.05	5.28	1.05

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

*	For the period April 19, 2012 (commencement of operations) through June 30, 2012.

Semiannual Report 2012	3

Columbia Variable Portfolio – Managed Volatility Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 30.5%
Issuer	Shares	Value ($)

International 9.2%

Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Class 1(a)	176,041	2,459,290

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	284,464	3,083,595

Variable Portfolio — DFA International Value Fund, Class 1(a)	1,304,065	11,254,083

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	929,632	9,947,063

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	280,883	3,061,626

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	760,202	7,518,393

Total		37,324,050

U.S. Large Cap 15.3%

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	493,274	6,688,793

Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	515,552	5,789,648

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	636,187	6,679,965

Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	473,028	5,875,006

Variable Portfolio — Davis New York Venture Fund, Class 1(a)(b)	597,934	6,152,742

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	817,706	9,501,745

Variable Portfolio — Marsico Growth Fund, Class 1(a)(b)	452,589	5,784,089

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	780,350	9,629,518

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	471,366	5,849,649

Total		61,951,155

U.S. Mid Cap 2.9%

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	455,207	4,911,685

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	515,047	6,618,350

Total		11,530,035

U.S. Small Cap 3.1%

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	316,031	3,956,704

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	564,021	8,697,209

Total		12,653,913

Total Equity Funds
(Cost: $121,162,233)		123,459,153

Fixed-Income Funds 30.5%
Issuer	Shares	Value ($)

Floating Rate 1.5%

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	623,210	6,057,599

Global Bond 3.1%

Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	1,072,513	12,634,206

High Yield 2.1%

Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	878,352	8,555,153

Inflation Protected Securities 3.8%

Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1(a)	1,640,700	15,209,285

Investment Grade 18.5%

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	894,672	9,698,247

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	1,405,804	14,536,008

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	1,530,981	16,947,959

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	1,509,308	16,451,461

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1(a)	743,393	7,731,284

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	944,001	9,666,572

Total		75,031,531

Multisector 1.5%

Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)(b)	663,521	6,097,756

Total Fixed-Income Funds
(Cost: $127,444,840)		123,585,530

Residential Mortgage-Backed Securities — Agency 12.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.(c)(d)
07/01/42	3.500%	3,665,000	3,844,814

Federal National Mortgage Association(c)(d)
07/01/27 - 07/01/42	3.500%	9,815,000	10,331,333
07/01/42	4.000%	6,585,000	7,007,881
07/01/42	4.500%	6,820,000	7,315,515
07/01/42	5.000%	2,000,000	2,164,375
07/01/42	5.500%	4,480,000	4,886,700

The accompanying Notes to Financial Statements are an integral part of this statement.

4	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

07/01/27	2.500%	6,650,000	6,851,578
07/01/27	3.000%	6,785,000	7,108,347

Total Residential Mortgage-Backed Securities — Agency
(Cost: $49,386,038)			49,510,543

Exchange-Traded Funds 9.1%
	Shares	Value ($)

SPDR S&P 500 ETF Trust	139,200	18,968,784

iShares MSCI EAFE Index Fund	179,725	8,979,061

iShares Russell 2000 Index Fund	112,515	8,961,820

Total Exchange-Traded Funds
(Cost: $36,009,054)		36,909,665

Options Purchased Puts 2.1%
Issuer	Contracts	Exercise Price	Expiration Date	Value ($)

S&P 500 Index
	300	1,000	Dec. 2013	1,525,500
	609	1,100	Dec. 2013	4,296,495
	15	1,125	Dec. 2013	114,900
	33	1,150	Dec. 2013	274,560
	100	1,000	Dec. 2014	912,500
	100	1,100	Dec. 2014	1,180,500

Total Options Purchased Puts
(Cost: $9,793,231)				8,304,455

Money Market Funds 26.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(a)(e)	108,565,559	108,565,559

Total Money Market Funds
(Cost: $108,565,559)		108,565,559

Total Investments
(Cost: $452,360,955)		450,334,905

Other Assets and Liabilities		(45,251,717)

Net Assets		405,083,188

Investment in Derivatives

At June 30, 2012, $3,186,425 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Emini	85	6,760,900	Sept. 2012	109,722	—

S&P 500 Emini	682	46,253,240	Sept. 2012	780,769	—

U.S. Long Bond	31	4,587,031	Sept. 2012	—	(9,180)

U.S. Treasury Note, 2-year	40	8,807,500	Oct. 2012	—	(6,399)

U.S. Treasury Note, 5-year	168	20,826,750	Oct. 2012	14,376	—

U.S. Treasury Note, 10-year	60	8,002,500	Sept. 2012	6,610	—

U.S. Ultra T Bond	46	7,674,813	Sept. 2012	1,964	—

Total				913,441	(15,579)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,000,000	113,550,584	(14,985,025)	—	108,565,559	12,916	108,565,559

Columbia Variable Portfolio — Diversified Bond Fund, Class 1	—	10,624,929	(357,020)	1,751	10,269,660	525,767	9,698,247

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	—	6,758,167	(240,989)	(15,507)	6,501,671		6,688,793

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Managed Volatility Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Class 1	—	2,562,145	(89,255)	(10,956)	2,461,934	59,119	2,459,290

Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	—	16,609,113	(562,307)	13,067	16,059,873	779,388	15,209,285

Columbia Variable Portfolio — Global Bond Fund, Class 1	—	13,120,613	(464,126)	(4,446)	12,652,041	77,309	12,634,206

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	—	9,377,604	(223,137)	(2,269)	9,152,198	714,395	8,555,153

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	—	15,419,246	(535,530)	(1,463)	14,882,253	401,100	14,536,008

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	—	5,006,049	(178,510)	(13,498)	4,814,041	—	4,911,685

Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	—	6,007,259	(214,212)	(24,975)	5,768,072	—	5,789,648

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	—	6,758,166	(240,989)	(26,224)	6,490,953	—	6,679,965

Columbia Variable Portfolio — Strategic Income Fund, Class 1	—	6,257,561	(223,138)	(1,917)	6,032,506	—	6,097,756

Variable Portfolio — American Century Diversified Bond Fund, Class 1	—	18,001,077	(624,785)	4,361	17,380,653	414,208	16,947,959

Variable Portfolio — American Century Growth Fund, Class 1	—	6,007,259	(214,212)	(15,315)	5,777,732	—	5,875,006

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	—	3,195,051	(111,569)	(10,235)	3,073,247	66,272	3,083,595

Variable Portfolio — Davis New York Venture Fund, Class 1	—	6,257,561	(223,138)	(14,541)	6,019,882	—	6,152,742

Variable Portfolio — DFA International Value Fund, Class 1	—	11,379,186	(401,647)	(47,454)	10,930,085	115,576	11,254,083

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	—	6,580,156	(223,138)	(1,518)	6,355,500	289,566	6,057,599

Variable Portfolio — Invesco International Growth Fund, Class 1	—	10,263,001	(357,020)	(34,626)	9,871,355	160,390	9,947,063

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	17,444,041	(606,934)	4,809	16,841,916	420,273	16,451,461

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	—	6,758,166	(240,988)	(14,737)	6,502,441	—	6,618,350

Variable Portfolio — Marsico Growth Fund, Class 1	—	6,007,259	(214,212)	(17,448)	5,775,599	—	5,784,089

Variable Portfolio — MFS Value Fund, Class 1	—	9,636,644	(343,632)	(24,303)	9,268,709	—	9,501,745

Variable Portfolio — Mondrain International Small Cap Fund, Class 1	—	3,308,943	(111,569)	(9,990)	3,187,384	122,665	3,061,626

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Variable Portfolio — NFJ Dividend Value Fund, Class 1	—	9,636,644	(343,632)	(22,705)	9,270,307	—	9,629,518

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	—	6,007,259	(214,212)	(20,134)	5,772,913	—	5,849,649

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	—	4,004,839	(142,808)	(14,490)	3,847,541	—	3,956,704

Variable Portfolio — Partners Small Cap Value Fund, Class 1	—	8,760,586	(312,393)	(19,325)	8,428,868	—	8,697,209

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	—	8,274,021	(285,616)	249	7,988,654	144,430	7,731,284

Variable Portfolio — Pyramis® International Equity Fund, Class 1	—	7,695,490	(267,765)	(28,226)	7,399,499	168,658	7,518,393

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	—	10,186,157	(357,020)	449	9,829,586	122,244	9,666,572

Total	—	381,454,776	(23,910,528)	(371,616)	357,172,632	4,594,276	355,610,242

(b)	Non-income producing.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Managed Volatility Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices In Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Investments in Affiliated Funds	247,044,683	—	—	247,044,683

Money Market Funds	108,565,559	—	—	108,565,559

Total Mutual Funds	355,610,242	—	—	355,610,242

Equity Securities

Exchange-Traded Funds	36,909,665	—	—	36,909,665

Total Equity Securities	36,909,665	—	—	36,909,665

Bonds

Residential Mortgage-Backed Securities — Agency	—	49,510,543	—	49,510,543

Total Bonds	—	49,510,543	—	49,510,543

Other

Options	8,304,455	—	—	8,304,455

Total Other	8,304,455	—	—	8,304,455

Investments in Securities	400,824,362	49,510,543	—	450,334,905
Derivatives

Assets

Futures Contracts	913,441	—	—	913,441

Liabilities

Futures Contracts	(15,579)	—	—	(15,579)

Total	401,722,224	49,510,543	—	451,232,767

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $95,188,323)	$94,724,663

Affiliated issuers (identified cost $357,172,632)	355,610,242

Total investments (identified cost $452,360,955)	450,334,905

Margin deposits on futures contracts	3,186,425

Receivable for:

Investments sold	4,262,942

Capital shares sold	7,118,327

Dividends	105,377

Interest	59,433

Variation margin on futures contracts	1,042,623

Expense reimbursement due from Investment Manager	13,464

Other assets	20,571

Total assets	466,144,067

Liabilities

Disbursements in excess of cash	160

Payable for:

Investments purchased	11,550,366

Investments purchased on a delayed delivery basis	49,446,220

Investment management fees	2,811

Distribution fees	2,627

Transfer agent fees	265

Administration fees	256

Compensation of board members	1,125

Other expenses	57,049

Total liabilities	61,060,879

Net assets applicable to outstanding capital stock	$405,083,188

Represented by

Partners’ capital	$405,083,188

Total — representing net assets applicable to outstanding capital stock	$405,083,188

Class 2

Net assets	$405,083,188

Shares outstanding	40,990,147

Net asset value per share	$9.88

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Managed Volatility Fund

Statement of Operations

Period Ended June 30, 2012(a) (Unaudited)

Net investment income

Income:

Dividends	$260,137

Dividends from affiliates	4,594,276

Total income	4,854,413

Expenses:

Investment management fees	72,459

Distribution fees

Class 2	70,440

Transfer agent fees

Class 2	6,735

Administration fees	6,587

Compensation of board members	1,434

Custodian fees	14,502

Printing and postage fees	31,696

Professional fees	12,274

Other	5,853

Total expenses	221,980
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,801)

Total net expenses	161,179

Net investment income	4,693,234

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	(963,006)

Investments — affiliated issuers	(371,616)

Capital gain distributions from underlying affiliated funds	1,618,243

Futures contracts	147,237

Net realized gain	430,858

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(463,660)

Investments — affiliated issuers	(1,562,390)

Futures contracts	897,862

Net change in unrealized depreciation	(1,128,188)

Net realized and unrealized loss	(697,330)

Net increase in net assets resulting from operations	$3,995,904

(a)	For the period from April 19, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Statement of Changes in Net Assets

Period Ended June 30, 2012(a) (Unaudited)
Operations

Net investment income	$4,693,234

Net realized gain	430,858

Net change in unrealized depreciation	(1,128,188)

Net increase in net assets resulting from operations	3,995,904

Increase (decrease) in net assets from share transactions	391,087,240

Total increase in net assets	395,083,144

Net assets at beginning of period	10,000,044

Net assets at end of period	$405,083,188

(a)	For the period from April 19, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Managed Volatility Fund

Statement of Changes in Net Assets (continued)

	Period Ended June 30, 2012(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	40,996,874	400,822,689

Redemptions	(1,006,727)	(9,735,449)

Net increase	39,990,147	391,087,240

Total net increase	39,990,147	391,087,240

(a)	For the period from April 19, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts, if any, and are not annualized for periods of less than one year.

Class 2	Period Ended June 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment income	0.30

Net realized and unrealized loss	(0.42)

Total from investment operations	(0.12)

Net asset value, end of period	$9.88

Total return	(1.20%)

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.79%(c)

Net expenses after fees waived or expenses reimbursed(d)	0.57%(c)

Net investment income	16.66%(c)

Supplemental data

Net assets, end of period (in thousands)	$405,083

Portfolio turnover	39%(e)

Notes to Financial Highlights

(a)	For the period from April 19, 2012 (commencement of operations) to June 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 28% for the period ended June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Managed Volatility Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 17, 2012, the Investment Manager invested $10,000,000 in the Fund, which represented the initial capital for Class 2 at $10.00 per share. Shares of the Fund were first offered to the public on April 19, 2012.

These financial statements cover the period from April 19, 2012 (commencement of operations) to June 30, 2012.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts issued by affiliated life insurance companies. You may not buy (nor will you own) shares of the Fund directly. You invest in the Fund by buying a variable annuity contract. participating in a qualified plan or buying a contract and making allocations to the Fund.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while

14	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased option contracts to decrease the Fund’s exposure to equity risk and to increase return on investments and protect gains. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a purchased put option contract or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The

Semiannual Report 2012	15

Columbia Variable Portfolio – Managed Volatility Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Investments, at value of options purchased puts	8,304,455
Equity contracts	Net assets — unrealized appreciation on futures contracts	890,491	*
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	22,950	*
Total		9,217,896

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	15,579	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the period ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	59,988
Interest rate contracts	87,249
Total	147,237

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity contracts	890,491	(1,573,561)	(683,070)
Interest rate contracts	7,371	—	7,371
Total	897,862	(1,573,561)	(675,699)

The following table is a summary of the volume of derivative instruments for the period ended June 30, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	2,292
Options Contracts	1,157

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds

16	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price as collateral.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2012	17

Columbia Variable Portfolio – Managed Volatility Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in underlying funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in other securities or investments through the Tactical Allocation Strategy and other funds advised by the Investment Manager that do not pay an investment management fee, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective management fee rate for the period ended June 30, 2012 was 0.26% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The fee paid by the Fund with respect to investments in underlying funds that pay an administrative services fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to investments through the Tactical Allocation Strategy and underlying funds that do not pay an administration fee declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the period ended June 30, 2012 was 0.02% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period ended June 30, 2012, other expenses paid to this company were $141.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in underlying funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than underlying mutual funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, including fees and expenses of underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.02% of Class 2 average daily net assets.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

18	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $397,042,014 and $61,705,226, respectively, for the period ended June 30, 2012, of which $88,101,662 and $39,479,650, respectively, were U.S. government securities.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. During the period June 30, 2012, the Fund did not participate in securities lending activity.

Note 6. Investments in Underlying Affiliated Funds over 5%

The Fund does not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2012, the Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held (%)
Columbia Variable Portfolio — Select Large Cap Growth Fund	50.10

Note 7. Shareholder Concentration

At June 30, 2012 affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal,

Semiannual Report 2012	19

Columbia Variable Portfolio – Managed Volatility Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the period from April 19, 2012 (commencement of operations) through the June meeting. As the Fund will not complete its initial fiscal period until December 31, 2012, Ernst & Young has not issued a report on the Fund.

Semiannual Report 2012	21

Columbia Variable Portfolio – Managed Volatility Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Managed Volatility Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

At the April 10-12, 2012 in-person meeting of the Fund’s Board of Trustees (the Board), the Board, including the independent Board members (the Independent Trustees), considered approval of the IMS Agreement. At this meeting, independent legal counsel to the Independent Trustees (Independent Legal Counsel) reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the meeting and at its January 2012 meeting in connection with its evaluation of the services proposed to be provided by Columbia Management. The Board also took into account reports from various committees, including, importantly, the reports from the Contracts Committee with respect to quality of services, profitability and fees and expenses; the Investment Review Committee, with respect to investment performance, client commission and trading practices; and the Compliance Committee, with respect to the overall effectiveness of the compliance program. All of the materials presented were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s proposed expense cap), and the final materials were revised to reflect comments provided by these Board representatives. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Nature, Extent and Quality of Services to be Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services to be performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees also discussed the compliance programs of Columbia Management, and observed that the program had previously been reviewed by the Funds’ Chief Compliance Officer (CCO) and the Independent Trustees. The Board also recalled its review of the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its respective responsibilities under the applicable service agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). Based on the foregoing, and based on other information received (both oral and written) at the meeting and the January 2012 meeting and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to provide a high quality and level of services to the Fund.

Investment Performance

Although the consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history. However, the Board did consider Columbia Management’s overall performance record employing strategies expected to be utilized by the Fund. The Board also observed the proposed portfolio management team’s experience employing the strategies proposed to be utilized by the Fund.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). In this regard, the Board considered that the proposed expense cap for the Fund is below the median expense ratio of the Fund’s anticipated peer universe. The Board also reviewed fees charged by Columbia Management to Funds and other accounts with similar strategies to the Fund. The Board found the proposed fees for the Fund to be within the range of the fees charged to such other Funds/accounts.

The Board considered that management affiliates would earn additional revenue for providing transfer agency and administration services to the Fund. The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. The Board noted that the fees to

22	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Approval of Investment Management Services Agreement (continued)

be paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that the profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed investment management service fees were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Semiannual Report 2012	23

Columbia Variable Portfolio – Managed Volatility Fund

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24	Semiannual Report 2012

Columbia Variable Portfolio – Managed Volatility Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	25

Columbia Variable Portfolio – Managed Volatility Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6539 A (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – International Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – International Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Performance Overview

Performance Summary

>	Columbia Variable Portfolio – International Opportunity Fund (the fund) Class 3 shares returned 3.80% for the six-months ended June 30, 2012.

>	The fund outperformed its benchmark index, the MSCI EAFE Index (Net)(MSCI Index), which increased 2.96% for the period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.87	-14.07	-4.17	4.61
Class 2*	05/03/10	3.65	-14.30	-4.44	4.32
Class 3	01/13/92	3.80	-14.12	-4.22	4.58
MSCI Index (Net)		2.96	-13.83	-6.10	5.14
MSCI Index (Gross)		3.38	-13.38	-5.63	5.62

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The MSCI EAFE Index (Net) and the MSCI EAFE Index (Gross) are compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. Each index reflects reinvestment of all distributions and changes in market prices. On September 30, 2011, the MSCI EAFE Index (Net) replaced the MSCI EAFE Index (Gross) as the fund’s primary benchmark. The fund’s Investment Manager made this recommendation to the fund’s Board because the Investment Manager believes that the Net version of the Index better reflects how dividends paid to the fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Portfolio Overview

Country Breakdown (%) (at June 30, 2012)
Australia	3.3
Belgium	1.8
Brazil	1.4
Canada	2.4
China	3.7
Denmark	2.0
Finland	0.8
France	6.2
Germany	12.0
Hong Kong	2.7
Indonesia	0.8
Italy	0.7
Japan	20.1
Mexico	0.4
Netherlands	2.6
Norway	0.5
Portugal	0.5
Singapore	1.5
South Korea	2.7
Spain	1.5
Sweden	1.4
Switzerland	5.4
Taiwan	1.7
Turkey	0.5
United Kingdom	23.4

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

Top Ten Holdings (%) (at June 30, 2012)
Nestlé SA, Registered Shares	2.8
BG Group PLC	2.3
Vodafone Group PLC	2.0
Novo Nordisk A/S, Class B	2.0
Samsung Electronics Co., Ltd.	1.8
HSBC Holdings PLC	1.8
Diageo PLC	1.8
Anheuser-Busch InBev NV	1.8
British American Tobacco PLC	1.6
Australia & New Zealand Banking Group Ltd.	1.5

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Alex Lyle

Esther Perkins, CFA

Semiannual Report 2012	3

Columbia Variable Portfolio – International Opportunity Fund

Portfolio Overview (continued)

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2012:

Industry	Percentage of Net Assets (%)
Aerospace & Defense	1.5
Auto Components	1.4
Automobiles	3.9
Beverages	4.1
Building Products	0.2
Capital Markets	0.8
Chemicals	5.3
Commercial Banks	10.5
Commercial Services & Supplies	1.6
Computers & Peripherals	0.1
Distributors	0.9
Diversified Financial Services	1.9
Diversified Telecommunication Services	0.5
Electric Utilities	0.8
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	1.2
Food & Staples Retailing	1.0
Food Products	4.2
Gas Utilities	0.9
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	1.5
Household Durables	2.3
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	0.5
Insurance	5.1
Internet Software & Services	0.5
IT Services	3.4
Leisure Equipment & Products	0.3
Machinery	2.2
Media	2.8
Metals & Mining	2.6
Multi-Utilities	1.2
Office Electronics	0.6
Oil, Gas & Consumable Fuels	5.1
Paper & Forest Products	0.1
Pharmaceuticals	6.8
Professional Services	0.6
Real Estate Investment Trusts (REITs)	0.3
Real Estate Management & Development	1.3
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	4.5
Software	0.9

4	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Portfolio Overview (continued)

Specialty Retail	1.3
Textiles, Apparel & Luxury Goods	1.5
Tobacco	2.5
Trading Companies & Distributors	2.5
Wireless Telecommunication Services	2.5
Other (a)	1.2
Total

Percentages indicated are based upon total net assets. The Fund’s portfolio composition is subject to change.

(a)	Includes Money Market Funds.

Semiannual Report 2012	5

Columbia Variable Portfolio – International Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expense that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,038.70	1,019.89	5.07	5.02	1.00
Class 2	1,000.00	1,000.00	1,036.50	1,018.60	6.38	6.32	1.26
Class 3	1,000.00	1,000.00	1,038.00	1,019.24	5.73	5.67	1.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.2%
Issuer	Shares	Value ($)

Australia 3.3%

Australia & New Zealand Banking Group Ltd.	259,114	5,902,641

National Australia Bank Ltd.	84,291	2,053,126

Newcrest Mining Ltd.	123,408	2,871,839

Rio Tinto Ltd.	31,148	1,828,602

Total		12,656,208

Belgium 1.8%

Anheuser-Busch InBev NV	86,694	6,835,061

Brazil 1.4%

Cia Hering	109,500	2,079,873

Itaú Unibanco Holding SA, ADR	165,510	2,303,899

MRV Engenharia e Participacoes SA	226,800	1,044,511

Total		5,428,283

Canada 2.4%

Canadian National Railway Co.	50,800	4,296,120

CGI Group, Inc., Class A(a)	199,800	4,802,187

Total		9,098,307

China 3.7%

Agricultural Bank of China Ltd., Class H	4,943,000	2,001,987

Baidu, Inc., ADR(a)	16,580	1,906,368

China Unicom Hong Kong Ltd.	980,000	1,232,331

CNOOC Ltd.	1,170,000	2,358,860

Dongfeng Motor Group Co., Ltd., Class H	750,000	1,172,292

ENN Energy Holdings Ltd.	602,000	2,125,071

PetroChina Co., Ltd., Class H	1,130,000	1,462,516

Ping An Insurance Group Co., Class H	226,500	1,831,447

Total		14,090,872

Denmark 2.0%

Novo Nordisk A/S, Class B	51,885	7,525,238

Finland 0.7%

KONE OYJ, Class B	46,845	2,829,120

France 6.2%

Air Liquide SA	30,730	3,513,315

AtoS	29,998	1,793,971

Cap Gemini SA(b)	44,744	1,646,834

Edenred	130,528	3,700,381

Common Stocks (continued)
Issuer	Shares	Value ($)

Eutelsat Communications SA	80,192	2,466,846

Publicis Groupe SA(b)	80,051	3,661,013

Rexel SA	100,280	1,712,873

Safran SA	67,235	2,496,869

Schneider Electric SA	47,730	2,653,009

Total		23,645,111

Germany 10.6%

Allianz SE, Registered Shares	41,916	4,216,115

BASF SE	68,043	4,731,329

Bayerische Motoren Werke AG	27,269	1,973,399

Brenntag AG	21,931	2,427,047

Continental AG	12,948	1,079,355

Deutsche Boerse AG	47,822	2,580,046

E.ON AG	119,372	2,579,524

Fresenius Medical Care AG & Co. KGaA	81,211	5,735,786

Hugo Boss AG	22,696	2,248,548

Kabel Deutschland Holding AG(a)	72,052	4,490,266

Lanxess AG	35,786	2,264,701

Linde AG	21,578	3,360,571

SAP AG	49,099	2,907,417

Total		40,594,104

Hong Kong 2.7%

AIA Group Ltd.	1,409,000	4,866,770

Li & Fung Ltd.	1,728,000	3,345,841

Sun Hung Kai Properties Ltd.	174,000	2,068,677

Total		10,281,288

Indonesia 0.8%

PT Bank Mandiri Persero Tbk	3,910,972	3,034,625

Italy 0.7%

Saipem SpA	59,482	2,648,990

Japan 20.0%

Aeon Co., Ltd.	96,500	1,202,686

Aisin Seiki Co., Ltd.	18,900	631,787

Asahi Glass Co., Ltd.	104,000	701,605

Asahi Group Holdings Ltd.	60,600	1,301,951

Asahi Kasei Corp.	102,000	552,903

Asics Corp.	66,600	844,862

Azbil Corp.	43,000	881,309

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Bank of Yokohama Ltd. (The)	81,000	382,978

Canon, Inc.	53,450	2,133,218

Chiba Bank Ltd. (The)	145,000	870,960

Dainippon Screen Manufacturing Co., Ltd.	95,000	696,161

Daiwa Securities Group, Inc.	99,000	373,104

East Japan Railway Co.	25,900	1,626,292

Electric Power Development Co., Ltd.	13,400	352,142

FANUC CORP.	5,800	953,411

Hankyu Hanshin Holdings, Inc.	149,000	752,451

Hitachi Chemical Co., Ltd.	21,600	340,292

Hitachi Ltd.	225,000	1,387,314

Honda Motor Co., Ltd.	75,000	2,617,166

Hoya Corp.	50,000	1,101,501

ITOCHU Techno-Solutions Corp.	21,400	1,032,847

Japan Real Estate Investment Corp.	66	605,138

Japan Retail Fund Investment Corp.	253	401,322

JSR Corp.	46,800	812,055

JX Holdings, Inc.	226,000	1,164,807

Kansai Electric Power Co., Inc. (The)	43,700	524,073

Kawasaki Heavy Industries Ltd.	227,000	622,536

Kirin Holdings Co., Ltd.	65,000	766,093

Komatsu Ltd.	28,800	687,495

Kyocera Corp.	14,100	1,220,214

Lawson, Inc.	14,300	1,000,020

Makita Corp.	33,000	1,157,624

Mazda Motor Corp.(a)	237,000	322,735

Mitsubishi Corp.	46,700	944,007

Mitsubishi Electric Corp.	116,000	970,510

Mitsubishi Estate Co., Ltd.	77,000	1,381,442

Mitsubishi UFJ Financial Group, Inc.	662,100	3,172,041

Mitsui & Co., Ltd.	46,300	688,011

Mitsui Fudosan Co., Ltd.	82,000	1,591,033

Mizuho Financial Group, Inc.	928,100	1,567,788

Murata Manufacturing Co., Ltd.	7,000	368,204

Nidec Corp.	11,100	843,975

Nikon Corp.	39,200	1,193,277

Nintendo Co., Ltd.	3,700	432,090

Nippon Paper Group, Inc.(b)	10,300	163,516

Nippon Telegraph & Telephone Corp.	17,500	816,034

Nissan Motor Co., Ltd.	150,200	1,426,259

NKSJ Holdings, Inc.	36,700	781,264

Nomura Holdings, Inc.	111,300	416,099

NTT Data Corp.	299	917,709

Common Stocks (continued)
Issuer	Shares	Value ($)

NTT DoCoMo, Inc.	989	1,645,698

ORIX Corp.	5,860	546,128

Osaka Gas Co., Ltd.	220,000	921,738

Santen Pharmaceutical Co., Ltd.	33,000	1,356,125

Sekisui Chemical Co., Ltd.	84,000	780,423

Sekisui House Ltd.	131,000	1,236,907

Seven & I Holdings Co., Ltd.	52,800	1,591,675

Shin-Etsu Chemical Co., Ltd.	28,600	1,574,945

SoftBank Corp.	15,400	573,245

Sony Corp.	36,300	519,063

Sumitomo Bakelite Co., Ltd.	134,000	626,699

Sumitomo Corp.	89,700	1,255,065

Sumitomo Electric Industries Ltd.	63,100	786,282

Sumitomo Metal Industries Ltd.	368,000	607,055

Sumitomo Mitsui Financial Group, Inc.	69,400	2,292,624

Sumitomo Mitsui Trust Holdings, Inc.	127,000	379,555

Takeda Pharmaceutical Co., Ltd.	51,000	2,315,495

The Dai-ichi Life Insurance Co., Ltd.	353	408,823

THK Co., Ltd.	31,900	603,065

Tokio Marine Holdings, Inc.	33,800	848,147

Tokyo Electron Ltd.	17,500	820,661

Tokyo Gas Co., Ltd.	105,000	536,657

Toshiba Corp.	75,000	285,477

Toyota Motor Corp.	128,000	5,166,364

Ushio, Inc.	44,400	550,319

Yamato Kogyo Co., Ltd.	21,500	598,741

Total		76,521,287

Mexico 0.4%

Genomma Lab Internacional SA de CV(a)	858,600	1,695,998

Netherlands 2.6%

ASML Holding NV	47,653	2,447,271

European Aeronautic Defence and Space Co. NV	93,517	3,318,985

ING Groep NV-CVA(a)	630,917	4,229,730

Total		9,995,986

Norway 0.5%

Subsea 7 SA	99,131	1,961,812

Veripos, Inc.(a)(c)	9,913	2,663

Total		1,964,475

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Portugal 0.5%

Galp Energia SGPS SA	155,739	1,974,447

Singapore 1.5%

Keppel Corp., Ltd.	246,000	2,015,360

Oversea-Chinese Banking Corp., Ltd.	522,085	3,650,881

Total		5,666,241

South Korea 2.7%

Hyundai Mobis	14,465	3,506,261

Samsung Electronics Co., Ltd.	6,585	6,973,432

Total		10,479,693

Spain 1.5%

Amadeus IT Holding SA, Class A	136,242	2,886,452

Inditex SA	28,228	2,917,793

Total		5,804,245

Sweden 1.3%

Atlas Copco AB, Class A	81,881	1,762,142

Swedish Match AB	85,105	3,430,205

Total		5,192,347

Switzerland 5.4%

Nestlé SA, Registered Shares	181,933	10,857,374

Novartis AG, Registered Shares	45,578	2,548,326

SGS SA, Registered Shares	1,307	2,450,586

Swatch Group AG (The), Registered Shares	38,666	2,690,049

UBS AG, Registered Shares(a)	184,217	2,155,740

Total		20,702,075

Taiwan 1.7%

Hon Hai Precision Industry Co., Ltd.	669,000	2,022,753

Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,621,149	4,437,844

Total		6,460,597

Common Stocks (continued)
Issuer	Shares	Value ($)

Turkey 0.5%

Turkiye Garanti Bankasi AS	485,279	1,910,304

United Kingdom 23.3%

Aggreko PLC	69,132	2,248,221

ARM Holdings PLC	240,333	1,904,067

BG Group PLC	426,415	8,729,347

British American Tobacco PLC	116,932	5,944,824

Centrica PLC	929,069	4,645,310

Diageo PLC	267,932	6,905,948

GlaxoSmithKline PLC	252,908	5,744,565

HSBC Holdings PLC	784,867	6,916,124

Johnson Matthey PLC	68,848	2,387,638

Legal & General Group PLC	1,834,227	3,667,121

Persimmon PLC	236,667	2,265,824

Prudential PLC	262,533	3,044,077

Rio Tinto PLC	81,828	3,888,768

Shire PLC	172,472	4,962,004

Smith & Nephew PLC	258,331	2,583,947

Standard Chartered PLC	181,861	3,950,566

Tullow Oil PLC	171,273	3,958,561

Unilever PLC	159,429	5,352,631

Vodafone Group PLC	2,680,721	7,534,856

Wolseley PLC	72,630	2,707,115

Total		89,341,514

Total Common Stocks (Cost: $354,723,158)		376,376,416

Preferred Stocks 1.4%
Germany 1.4%

Henkel AG & Co. KGaA	42,143	2,800,227

Volkswagen AG	14,829	2,349,327

Total		5,149,554

Total Preferred Stocks (Cost: $4,698,226)		5,149,554

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 1.2%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 1.2%
Natixis Financial Products, Inc. dated 6/29/12, matures 07/02/12, repurchase price
$2,000,042(d)	0.250%	2,000,000	2,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$2,666,188 (d)	0.190%	2,666,146	2,666,146

Total			4,666,146

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Value ($)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,666,146)	4,666,146

Total Investments (Cost: $364,087,530)	386,192,116	(e)

Other Assets & Liabilities, Net	(2,973,549)

Net Assets	383,218,567

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $2,663, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Veripos, Inc.	02/07/12-02/08/12	3,240

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	305,005

Fannie Mae REMICS	527,665

Federal Home Loan Banks	69,192

Federal National Mortgage Association	69,177

Freddie Mac Gold Pool	177,048

Freddie Mac Non Gold Pool	65,678

Freddie Mac REMICS	313,623

Government National Mortgage Association	371,351

United States Treasury Note/Bond	141,303

Total Market Value of Collateral Securities	2,040,042

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,661,935

Freddie Mac Gold Pool	1,057,534

Total Market Value of Collateral Securities	2,719,469

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,842,765	51,051,460	(53,894,225)	—	—	1,489	—

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(s)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	3,124,384	46,556,328	—	49,680,712

Consumer Staples	—	45,188,467	—	45,188,467

Energy	—	24,262,003	—	24,262,003

Financials	2,303,899	74,098,422	—	76,402,321

Health Care	1,695,998	32,771,487	—	34,467,485

Industrials	4,296,120	43,464,359	—	47,760,479

Information Technology	6,708,555	38,296,746	—	45,005,301

Materials	—	30,122,968	—	30,122,968

Telecommunication Services	—	11,802,164	—	11,802,164

Utilities	—	11,684,516	—	11,684,516

Preferred Stocks

Consumer Discretionary	2,349,327	—	—	2,349,327

Consumer Staples	—	2,800,227	—	2,800,227

Total Equity Securities	20,478,283	361,047,687	—	381,525,970

Other

Investments of Cash Collateral Received for Securities on Loan	—	4,666,146	—	4,666,146

Total Other	—	4,666,146	—	4,666,146

Total	20,478,283	365,713,833	—	386,192,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value*

(identified cost $359,421,384)	$381,525,970

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $4,666,146)	4,666,146

Total investments (identified cost $364,087,530)	386,192,116

Foreign currency (identified cost $805,560)	788,910

Receivable for:

Investments sold	4,801,921

Capital shares sold	71,257

Dividends	827,390

Interest	18,080

Reclaims	762,915

Trustees’ deferred compensation plan	13,909

Total assets	393,476,498

Liabilities

Disbursements in excess of cash	621,677

Due upon return of securities on loan	4,666,146

Payable for:

Investments purchased	4,047,414

Capital shares purchased	495,148

Foreign capital gains taxes deferred	398

Investment management fees	231,848

Distribution fees	35,390

Transfer agent fees	17,566

Administration fees	23,422

Compensation of board members	26,139

Expense reimbursement due to Investment Manager	2,911

Other expenses	75,963

Trustees’ deferred compensation plan	13,909

Total liabilities	10,257,931

Net assets applicable to outstanding capital stock	$383,218,567

Represented by

Paid-in capital	$533,561,176

Undistributed net investment income	1,319,604

Accumulated net realized loss	(173,802,601)

Unrealized appreciation (depreciation) on:

Investments	22,104,586

Foreign currency translations	36,200

Foreign capital gains tax	(398)

Total — representing net assets applicable to outstanding capital stock	$383,218,567

* Value of securities on loan	$4,635,757

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – International Opportunity Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1

Net assets	$15,808,853

Shares outstanding	1,473,599

Net asset value per share	$10.73

Class 2

Net assets	$3,109,188

Shares outstanding	290,275

Net asset value per share	$10.71

Class 3

Net assets	$364,300,526

Shares outstanding	33,962,730

Net asset value per share	$10.73

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$8,174,457
Interest	4
Dividends from affiliates	1,489
Income from securities lending — net	264,413
Foreign taxes withheld	(857,945)

Total income	7,582,418

Expenses:
Investment management fees	1,611,987
Distribution fees
Class 2	3,679
Class 3	242,850
Transfer agent fees
Class 1	4,942
Class 2	883
Class 3	116,565
Administration fees	163,191
Compensation of board members	11,659
Custodian fees	41,940
Printing and postage fees	56,077
Professional fees	21,415
Other	18,286

Total expenses	2,293,474
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(5)

Total net expenses	2,293,469

Net investment income	5,288,949

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,340,892
Foreign currency translations	(18,023)

Net realized gain	2,322,869
Net change in unrealized appreciation (depreciation) on:
Investments	8,505,303
Foreign currency translations	(8,358)
Forward foreign currency exchange contracts	603
Foreign capital gains tax	(398)

Net change in unrealized appreciation	8,497,150

Net realized and unrealized gain	10,820,019

Net increase in net assets resulting from operations	$16,108,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – International Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$5,288,949	$6,543,098

Net realized gain	2,322,869	40,570,138

Net change in unrealized appreciation (depreciation)	8,497,150	(108,817,444)

Net increase (decrease) in net assets resulting from operations	16,108,968	(61,704,208)

Distributions to shareholders from:

Net investment income

Class 1	(161,814)	(237,859)

Class 2	(27,877)	(30,210)

Class 3	(3,510,775)	(6,327,022)

Total distributions to shareholders	(3,700,466)	(6,595,091)

Increase (decrease) in net assets from share transactions	(33,148,311)	(56,018,729)

Total decrease in net assets	(20,739,809)	(124,318,028)

Net assets at beginning of period	403,958,376	528,276,404

Net assets at end of period	$383,218,567	$403,958,376

Undistributed (excess of distributions over) net investment income	$1,319,604	$(268,879)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	33,429	383,469	36,625	403,806

Fund merger	—	—	1,645,029	21,781,166

Distributions reinvested	15,474	161,814	20,276	237,859

Redemptions	(103,259)	(1,151,172)	(174,449)	(2,030,429)

Net increase (decrease)	(54,356)	(605,889)	1,527,481	20,392,402

Class 2 shares

Subscriptions	61,801	692,159	103,071	1,211,922

Fund merger	—	—	153,570	2,032,009

Distributions reinvested	2,689	27,877	2,560	30,210

Redemptions	(16,706)	(183,899)	(60,920)	(725,049)

Net increase	47,784	536,137	198,281	2,549,092

Class 3 Shares

Subscriptions	14,293	154,232	59,891	688,822

Distributions reinvested	336,797	3,510,775	532,529	6,327,022

Redemptions	(3,305,493)	(36,743,566)	(7,351,967)	(85,976,067)

Net decrease	(2,954,403)	(33,078,559)	(6,759,547)	(78,960,223)

Total net decrease	(2,960,975)	(33,148,311)	(5,033,785)	(56,018,729)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.44		$12.09	$10.67

Income from investment operations:

Net investment income	0.15		0.18	0.03

Net realized and unrealized gain (loss)	0.25		(1.66)	1.49

Total from investment operations	0.40		(1.48)	1.52

Less distributions to shareholders:

Net investment income	(0.11)		(0.17)	(0.10)

Total distributions to shareholders	(0.11)		(0.17)	(0.10)

Net asset value, end of period	$10.73		$10.44	$12.09

Total return	3.87%		(12.37%)	14.47%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.00%	(c)	1.01%	1.11%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.00%	(c)	1.01%	1.11%	(c)

Net investment income	2.74%	(c)	1.56%	0.47%	(c)

Supplemental data

Net assets, end of period (in thousands)	$15,809		$15,957	$6

Portfolio turnover	35%		64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.43		$12.07	$10.67

Income from investment operations:

Net investment income (loss)	0.15		0.15	(0.09)

Net realized and unrealized gain (loss)	0.23		(1.64)	1.59

Total from investment operations	0.38		(1.49)	1.50

Less distributions to shareholders:

Net investment income	(0.10)		(0.15)	(0.10)

Total distributions to shareholders	(0.10)		(0.15)	(0.10)

Net asset value, end of period	$10.71		$10.43	$12.07

Total return	3.65%		(12.51%)	14.24%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.26%	(c)	1.27%	1.41%(c)

Net expenses after fees waived or expenses reimbursed(d)	1.26%	(c)	1.27%	1.41%(c)

Net investment income (loss)	2.65%	(c)	1.29%	(1.15%)(c)

Supplemental data

Net assets, end of period (in thousands)	$3,109		$2,529	$534

Portfolio turnover	35%		64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009		2008	2007
Per share data
Net asset value, beginning of period	$10.44		$12.08	$10.77	$8.58		$14.71	$13.19

Income from investment operations:

Net investment income (loss)	0.14		0.16	0.08	0.14		0.27	0.13

Net realized and unrealized gain (loss)	0.25		(1.64)	1.38	2.19		(6.12)	1.53

Total from investment operations	0.39		(1.48)	1.46	2.33		(5.85)	1.66

Less distributions to shareholders:

Net investment income	(0.10)		(0.16)	(0.15)	(0.14)		(0.28)	(0.14)

Total distributions to shareholders	(0.10)		(0.16)	(0.15)	(0.14)		(0.28)	(0.14)

Proceeds from regulatory settlements	—		—	—	0.00(a)		—	—

Net asset value, end of period	$10.73		$10.44	$12.08	$10.77		$8.58	$14.71

Total return	3.80%		(12.42%)	13.89%	27.54%	(b)	(40.43%)	12.68%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.13%	(d)	1.17%	1.13%	1.16%		1.15%	1.01%

Net expenses after fees waived or expenses reimbursed(e)	1.13%	(d)	1.17%	1.13%	1.16%		1.15%	1.01%

Net investment income	2.59%	(d)	1.33%	0.78%	1.57%		2.21%	0.94%

Supplemental data

Net assets, end of period (in thousands)	$364,301		$385,473	$527,737	$561,691		$535,029	$1,195,213

Portfolio turnover	35%		64%	76%	90%		61%	94%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	During the year ended December 31, 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – International Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2012	21

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed

22	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

quarterly, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to Registered Investment Companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.79% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investments of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,636.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this

Semiannual Report 2012	23

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	1.00%
Class 2	1.25%
Class 3	1.125%

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $364,088,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$42,091,000
Unrealized depreciation	(19,987,000)
Net unrealized appreciation	$22,104,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	21,999,405
2017	148,996,565
Total	170,995,970

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $140,098,942 and $169,399,017, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any

24	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $4,635,757 were on loan, secured by cash collateral of $4,666,146 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 95.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia International Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $551,874,369 and the combined net assets immediately after the acquisition were $575,687,544.

The merger was accomplished by a tax-free exchange of 18,483,906 shares of the acquired fund valued at $23,813,175 (including $5,602,247 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	1,645,029
Class 2	153,570

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Semiannual Report 2012	25

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $7.1 million, $40.5 million, $(107.0) million and $(59.4) million, respectively.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	27

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – International Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

28	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program. The Board also considered the Subadviser’s investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style employed.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund’s management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to

Semiannual Report 2012	29

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

30	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

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Semiannual Report 2012	31

Columbia Variable Portfolio – International Opportunity Fund

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32	Semiannual Report 2012

Columbia Variable Portfolio – International Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Variable Portfolio – International Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6494 C (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Large Cap Growth Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Performance Overview

Performance Summary

>	Columbia Variable Portfolio — Large Cap Growth Fund (the fund) Class 3 shares returned 12.73% for the six-months ended June 30, 2012.

>	The fund outperformed its benchmark, the Russell 1000 Growth Index, which increased 10.08% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
		6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	12.71	2.19	-1.00	3.73
Class 2*	05/03/10	12.61	1.93	-1.19	3.54
Class 3	09/15/99	12.73	2.06	-1.02	3.71
Russell 1000 Growth Index		10.08	5.76	2.87	6.03

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio Overview

Sector Breakdown (%) (at June 30, 2012)
Consumer Discretionary	16.9
Consumer Staples	10.4
Energy	4.9
Financials	4.3
Health Care	15.7
Industrials	10.6
Information Technology	28.9
Materials	3.2
Telecommunication Services	2.1
Other (a)	3.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	7.3
Google, Inc., Class A	3.5
Wal-Mart Stores, Inc.	3.1
QUALCOMM, Inc.	3.0
Johnson & Johnson	2.8
EMC Corp.	2.6
Comcast Corp., Class A	2.4
Amazon.com, Inc.	2.2
Verizon Communications, Inc.	2.2
Tyco International Ltd.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA

Semiannual Report 2012	3

Columbia Variable Portfolio – Large Cap Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,127.10	1,021.03	4.07	3.87	0.77
Class 2	1,000.00	1,000.00	1,126.10	1,019.79	5.39	5.12	1.02
Class 3	1,000.00	1,000.00	1,127.30	1,020.39	4.76	4.52	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.3%
Issuer	Shares	Value ($)

Consumer Discretionary 16.8%
Hotels, Restaurants & Leisure 4.4%

Las Vegas Sands Corp.	80,944	3,520,254

Starbucks Corp.	71,863	3,831,735

Yum! Brands, Inc.	57,880	3,728,630

Total		11,080,619

Internet & Catalog Retail 3.3%

Amazon.com, Inc.(a)	23,783	5,430,848

Expedia, Inc.	57,953	2,785,801

Total		8,216,649

Media 4.5%

Comcast Corp., Class A	182,254	5,826,661

Discovery Communications, Inc., Class A(a)	47,922	2,587,788

DISH Network Corp., Class A	101,955	2,910,815

Total		11,325,264

Multiline Retail 1.3%

Macy’s, Inc.	95,473	3,279,497

Specialty Retail 3.3%

Home Depot, Inc. (The)	84,357	4,470,077

TJX Companies, Inc.	87,206	3,743,754

Total		8,213,831

Total Consumer Discretionary		42,115,860

Consumer Staples 10.4%
Beverages 1.5%

Anheuser-Busch InBev NV, ADR	47,031	3,746,019

Food & Staples Retailing 4.6%

CVS Caremark Corp.	81,000	3,785,130

Wal-Mart Stores, Inc.	108,780	7,584,141

Total		11,369,271

Food Products 1.8%

Hershey Co. (The)	35,300	2,542,659

Mead Johnson Nutrition Co.	24,319	1,957,923

Total		4,500,582

Tobacco 2.5%

Lorillard, Inc.	19,027	2,510,613

Philip Morris International, Inc.	43,958	3,835,775

Total		6,346,388

Total Consumer Staples		25,962,260

Energy 4.8%
Energy Equipment & Services 1.2%

National Oilwell Varco, Inc.	46,845	3,018,692

Common Stocks (continued)
Issuer	Shares	Value ($)

Oil, Gas & Consumable Fuels 3.6%

Anadarko Petroleum Corp.	52,234	3,457,891

Chevron Corp.	12,255	1,292,903

Continental Resources, Inc.(a)	20,303	1,352,586

Kinder Morgan Management LLC(b)	1,381	1

Pioneer Natural Resources Co.	34,045	3,003,109

Total		9,106,490

Total Energy		12,125,182

Financials 4.2%
Capital Markets 0.6%

BlackRock, Inc.	8,776	1,490,340

Commercial Banks 0.8%

Fifth Third Bancorp	156,325	2,094,755

Diversified Financial Services 1.1%

IntercontinentalExchange, Inc.(a)	20,320	2,763,114

Real Estate Investment Trusts (REITs) 1.7%

Digital Realty Trust, Inc.	37,785	2,836,520

Simon Property Group, Inc.	9,270	1,442,968

Total		4,279,488

Total Financials		10,627,697

Health Care 15.6%
Biotechnology 4.8%

Biogen Idec, Inc.(a)	32,455	4,685,853

Gilead Sciences, Inc.(a)	46,648	2,392,109

Regeneron Pharmaceuticals, Inc.(a)	13,546	1,547,224

Vertex Pharmaceuticals, Inc.(a)	60,439	3,379,749

Total		12,004,935

Health Care Equipment & Supplies 2.9%

Covidien PLC	62,661	3,352,364

Edwards Lifesciences Corp.(a)	38,138	3,939,655

Total		7,292,019

Health Care Providers & Services 1.8%

Express Scripts Holding Co.(a)	80,000	4,466,400

Life Sciences Tools & Services —%

Life Technologies Corp.(a)	1,671	75,178

Pharmaceuticals 6.1%

Allergan, Inc.	43,042	3,984,398

Johnson & Johnson	101,244	6,840,045

Watson Pharmaceuticals, Inc.(a)	60,785	4,497,482

Total		15,321,925

Total Health Care		39,160,457

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Industrials 9.5%
Construction & Engineering 0.7%

KBR, Inc.	76,764	1,896,838

Electrical Equipment 0.9%

Rockwell Automation, Inc.	35,361	2,335,948

Industrial Conglomerates 3.4%

General Electric Co.	175,660	3,660,754

Tyco International Ltd.	91,716	4,847,191

Total		8,507,945

Machinery 1.1%

Pall Corp.	48,482	2,657,298

Professional Services 0.8%

Verisk Analytics, Inc., Class A(a)	40,760	2,007,838

Road & Rail 2.6%

JB Hunt Transport Services, Inc.	61,803	3,683,459

Kansas City Southern	40,654	2,827,892

Total		6,511,351

Total Industrials		23,917,218

Information Technology 28.7%
Communications Equipment 2.9%

QUALCOMM, Inc.	130,984	7,293,189

Computers & Peripherals 10.9%

Apple, Inc.(a)	29,990	17,514,160

EMC Corp.(a)	241,887	6,199,564

NCR Corp.(a)	160,581	3,650,006

Total		27,363,730

Internet Software & Services 5.7%

eBay, Inc.(a)	108,385	4,553,254

Google, Inc., Class A(a)	14,513	8,418,556

LinkedIn Corp., Class A(a)	11,440	1,215,728

Total		14,187,538

IT Services 5.3%

Accenture PLC, Class A	56,232	3,378,981

Alliance Data Systems Corp.(a)(c)	21,013	2,836,755

Mastercard, Inc., Class A	8,042	3,458,945

Teradata Corp.(a)	51,537	3,711,179

Total		13,385,860

Common Stocks (continued)
Issuer	Shares	Value ($)

Semiconductors & Semiconductor Equipment 1.7%

Avago Technologies Ltd.	117,594	4,221,625

Software 2.2%

Check Point Software Technologies Ltd.(a)	35,016	1,736,443

Citrix Systems, Inc.(a)	43,475	3,649,292

Total		5,385,735

Total Information Technology		71,837,677

Materials 3.2%
Chemicals 3.2%

LyondellBasell Industries NV, Class A	63,693	2,564,917

Monsanto Co.	29,830	2,469,327

PPG Industries, Inc.	27,624	2,931,459

Total		7,965,703

Total Materials		7,965,703

Telecommunication Services 2.1%
Diversified Telecommunication Services 2.1%

Verizon Communications, Inc.	118,790	5,279,028

Total Telecommunication Services		5,279,028

Total Common Stocks (Cost: $202,568,188)		238,991,082

Convertible Preferred Stocks 1.0%
Industrials 1.0%
Aerospace & Defense 1.0%

United Technologies Corp.(a)	47,240	2,489,076

Total Industrials		2,489,076

Total Convertible Preferred Stocks (Cost: $2,480,694)		2,489,076

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(d)(e)	7,418,847	7,418,847

Total Money Market Funds (Cost: $7,418,847)		7,418,847

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 1.0%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 1.0%

Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$1,000,017(f)	0.210%	1,000,000	1,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$1,536,720(f)	0.190%	1,536,696	1,536,696

Total			2,536,696

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,536,696)			$2,536,696

Total Investments (Cost: $215,004,425)			251,435,701

Other Assets & Liabilities, Net			(826,566)

Net Assets			250,609,135

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $1, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12/19/03 - 01/18/05	—

(c)	At June 30, 2012, security was partially or fully on loan.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	3,085,176	49,236,384	(44,902,713)	—	7,418,847	5,081	7,418,847

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	454,939

Fannie Mae-Aces	35,482

Freddie Mac REMICS	305,049

Government National Mortgage Association	224,530

Total market value of collateral securities	1,020,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	957,895

Freddie Mac Gold Pool	609,534

Total market value of collateral securities	1,567,429

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	42,115,860	—	—	42,115,860

Consumer Staples	25,962,260	—	—	25,962,260

Energy	12,125,181	1	—	12,125,182

Financials	10,627,697	—	—	10,627,697

Health Care	39,160,457	—	—	39,160,457

Industrials	23,917,218	—	—	23,917,218

Information Technology	71,837,677	—	—	71,837,677

Materials	7,965,703	—	—	7,965,703

Telecommunication Services	5,279,028	—	—	5,279,028

Convertible Preferred Stocks

Industrials	2,489,076	—	—	2,489,076

Total Equity Securities	241,480,157	1	—	241,480,158

Other

Money Market Funds	7,418,847	—	—	7,418,847

Investments of Cash Collateral Received for Securities on Loan	—	2,536,696	—	2,536,696

Total Other	7,418,847	2,536,696	—	9,955,543

Total	248,899,004	2,536,697	—	251,435,701

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $205,048,881)	$241,480,158

Affiliated issuers (identified cost $7,418,847)	7,418,847

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $2,536,696)	2,536,696

Total investments (identified cost $215,004,425)	251,435,701

Receivable for:

Investments sold	4,416,797

Capital shares sold	27,486

Dividends	149,393

Interest	700

Reclaims	46,250

Expense reimbursement due from Investment Manager	20,852

Trustees’ deferred compensation plan	25,760

Total assets	256,122,939

Liabilities

Due upon return of securities on loan	2,536,696

Payable for:

Investments purchased	2,414,709

Capital shares purchased	302,728

Investment management fees	137,848

Distribution fees	20,514

Transfer agent fees	11,649

Administration fees	11,649

Compensation of board members	14,391

Other expenses	37,860

Trustees’ deferred compensation plan	25,760

Total liabilities	5,513,804

Net assets applicable to outstanding capital stock	$250,609,135

Represented by

Partners’ capital	$250,609,135

Total — representing net assets applicable to outstanding capital stock	$250,609,135

* Value of securities on loan	$2,527,335

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1

Net assets	$47,035,024

Shares outstanding	6,316,233

Net asset value per share	$7.45

Class 2

Net assets	$8,106,151

Shares outstanding	1,094,577

Net asset value per share	$7.41

Class 3

Net assets	$195,467,960

Shares outstanding	26,289,865

Net asset value per share	$7.44

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income

Income:

Dividends	$1,427,952

Dividends from affiliates	5,081

Income from securities lending — net	35,467

Foreign taxes withheld	(40,606)

Total income	1,427,894

Expenses:

Investment management fees	905,875

Distribution fees

Class 2	10,585

Class 3	124,567

Transfer agent fees

Class 1	14,220

Class 2	2,540

Class 3	59,790

Administration fees	76,551

Compensation of board members	8,308

Custodian fees	667

Printing and postage fees	34,392

Professional fees	15,317

Other	15,102

Total expenses	1,267,914
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(145,924)

Total net expenses	1,121,990

Net investment income	305,904

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	10,845,878

Options contracts written	3,509

Net realized gain	10,849,387

Net change in unrealized appreciation (depreciation) on:

Investments	19,064,319

Foreign currency translations	(238)

Net change in unrealized appreciation	19,064,081

Net realized and unrealized gain	29,913,468

Net increase in net assets resulting from operations	$30,219,372

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30,2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$305,904	$641,872

Net realized gain	10,849,387	22,433,441

Net change in unrealized appreciation (depreciation)	19,064,081	(36,648,548)

Net increase (decrease) in net assets resulting from operations	30,219,372	(13,573,235)

Increase (decrease) in net assets from share transactions	(20,461,078)	20,933,627

Total increase in net assets	9,758,294	7,360,392

Net assets at beginning of period	240,850,841	233,490,449

Net assets at end of period	$250,609,135	$240,850,841

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	89,646	661,275	176,322	1,277,429

Fund merger	—	—	7,273,180	54,764,794

Redemptions	(446,066)	(3,301,689)	(777,638)	(5,364,332)

Net increase (decrease)	(356,420)	(2,640,414)	6,671,864	50,677,891

Class 2 shares

Subscriptions	99,520	714,323	175,215	1,209,414

Fund merger	—	—	1,137,310	8,542,419

Redemptions	(206,602)	(1,522,492)	(157,827)	(1,085,793)

Net increase (decrease)	(107,082)	(808,169)	1,154,698	8,666,040

Class 3 shares

Subscriptions	93,455	672,430	194,766	1,366,110

Redemptions	(2,410,330)	(17,684,925)	(5,765,203)	(39,776,414)

Net increase	(2,316,875)	(17,012,495)	(5,570,437)	(38,410,304)

Total net increase (decrease)	(2,780,377)	(20,461,078)	2,256,125	20,933,627

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended Dec 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$6.61		$6.82		$6.34

Income from investment operations:

Net investment income	0.01		0.03		0.02

Net realized and unrealized gain (loss)	0.83		(0.24)		0.46

Total from investment operations	0.84		(0.21)		0.48

Net asset value, end of period	$7.45		$6.61		$6.82

Total return	12.71%		(3.08%	)	7.57%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.89%	(c)	0.89%		0.83%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.77%	(c)	0.77%		0.83%	(c)

Net investment income	0.35%	(c)	0.51%		0.60%	(c)

Supplemental data

Net assets, end of period (in thousands)	$47,035		$44,092		$5

Portfolio turnover	50%		104%		152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended Dec 31,
Class 2	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$6.58		$6.81		$6.34

Income from investment operations:

Net investment income	0.00(b)		0.02		0.02

Net realized and unrealized gain (loss)	0.83		(0.25)		0.45

Total from investment operations	0.83		(0.23)		0.47

Net asset value, end of period	$7.41		$6.58		$6.81

Total return	12.61%		(3.38%	)	7.41%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.14%	(d)	1.15%		1.09%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.02%	(d)	1.02%		1.09%	(d)

Net investment income	0.10%	(d)	0.26%		0.50%	(d)

Supplemental data

Net assets, end of period (in thousands)	$8,106		$7,907		$320

Portfolio turnover	50%		104%		152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended Dec 31,
Class 3	(Unaudited)		2011		2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$6.60		$6.82		$5.82	$4.25	$7.65		$7.50

Income from investment operations:

Net investment income (loss)	0.01		0.01		0.02	0.03	0.10		0.08

Net realized and unrealized gain (loss)	0.83		(0.23)		0.98	1.54	(3.48)		0.15

Total from investment operations	0.84		(0.22)		1.00	1.57	(3.38)		0.23

Less distributions to shareholders:

Net investment income	—		—		—	—	(0.02)		(0.08)

Total distributions to shareholders	—		—		—	—	(0.02)		(0.08)

Net asset value, end of period	$7.44		$6.60		$6.82	$5.82	$4.25		$7.65

Total return	12.73%		(3.23%	)	17.16%	37.00%	(44.35%	)	3.07%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.01%	(b)	0.99%		0.93%	0.80%	0.75%		0.89%

Net expenses after fees waived or expenses reimbursed(c)	0.90%	(b)	0.92%		0.93%	0.80%	0.75%		0.89%

Net investment income	0.22%	(b)	0.21%		0.34%	0.71%	1.36%		1.01%

Supplemental data

Net assets, end of period (in thousands)	$195,468		$188,852		$233,165	$240,404	$275,348		$627,286

Portfolio turnover	50%		104%		152%	152%	150%		116%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and

18	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity risk and to increase return on investments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Semiannual Report 2012	19

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Contracts and premiums associated with options contracts written for the six months ended June 30, 2012 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at December 31, 2011	—	—
Opened	30	3,509
Expired	(30)	(3,509)
Balance at June 30, 2012	—	—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

At June 30, 2012, the fund had no outstanding derivatives.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written and Purchased ($)
Equity contracts	3,509

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Options Contracts	30

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

20	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.71% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,334.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2012	21

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below, through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.790%
Class 2	1.040
Class 3	0.915

Prior to May 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.765%
Class 2	1.015
Class 3	0.890

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $124,415,665 and $150,893,623, respectively, for the six months ended June 30, 2012.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not

22	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, one unaffiliated shareholder account owned 10.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 75.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Large Cap Growth Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $244,494,303 and the combined net assets immediately after the acquisition were $307,801,516.

The merger was accomplished by a tax-free exchange of 1,979,922 shares of the acquired fund valued at $63,307,213 (including $13,585,216 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	7,273,180
Class 2	1,137,310

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward. The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund ‘s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $0.7 million, $26.4 million, $(34.5) million and $(7.4) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2012	23

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	25

Columbia Variable Portfolio – Large Cap Growth Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Large Cap Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance

26	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Approval of Investment Management Services Agreement (continued)

of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style employed.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012	27

Columbia Variable Portfolio – Large Cap Growth Fund

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28	Semiannual Report 2012

Columbia Variable Portfolio – Large Cap Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	29

Columbia Variable Portfolio – Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6465 C (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Dividend Opportunity Fund (formerly Columbia Variable Portfolio – Diversified Equity Income Fund)

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Dividend Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Dividend Opportunity Fund (the fund) Class 3 shares returned 7.99% for the six months ended June 30, 2012.

>	The fund underperformed its benchmark, the Russell 1000 Value Index, which increased 8.68% for the period.

>	Effective on June 29, 2012, the name of the fund changed to Columbia Variable Portfolio – Dividend Opportunity Fund.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	8.05	-2.09	-2.47	6.81
Class 2*	05/03/10	7.93	-2.32	-2.67	6.63
Class 3	09/15/99	7.99	-2.24	-2.54	6.77
Russell 1000 Value Index		8.68	3.01	-2.19	5.28

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Stocks	98.5
Consumer Discretionary	10.2
Consumer Staples	11.5
Energy	11.0
Financials	13.9
Health Care	12.1
Industrials	14.1
Information Technology	11.9
Materials	1.9
Telecommunication Services	6.6
Utilities	5.3
Convertible Bonds	0.1
Other(a)	1.4

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Top Ten Holdings (%) (at June 30, 2012)
Microsoft Corp.	2.9
AT&T, Inc.	2.8
Pfizer, Inc.	2.8
Lorillard, Inc.	2.7
Mastercard, Inc., Class A	2.6
ACE Ltd.	2.3
Merck & Co., Inc.	2.3
General Electric Co.	2.2
Target Corp.	2.2
XL Group PLC	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Steve Schroll

Laton Spahr, CFA

Paul Stocking

Semiannual Report 2012	3

Columbia Variable Portfolio – Dividend Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,080.50	1,021.38	3.62	3.52	0.70
Class 2	1,000.00	1,000.00	1,079.30	1,020.14	4.91	4.77	0.95
Class 3	1,000.00	1,000.00	1,079.90	1,020.79	4.24	4.12	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.2%
Issuer	Shares	Value ($)

Consumer Discretionary 10.2%
Auto Components 1.0%

Johnson Controls, Inc.	1,067,073	29,568,593

Automobiles 0.9%

Ford Motor Co.	2,851,920	27,349,913

Hotels, Restaurants & Leisure 0.9%

McDonald’s Corp.	301,161	26,661,783

Media 2.7%

Comcast Corp., Class A	554,525	17,728,164

Regal Entertainment Group, Class A(a)	1,059,678	14,581,170

Time Warner, Inc.(a)	276,526	10,646,251

Viacom, Inc., Class B	290,563	13,662,272

Walt Disney Co. (The)	445,096	21,587,156

Total		78,205,013

Multiline Retail 3.1%

Macy’s, Inc.	821,959	28,234,292

Target Corp.	1,094,702	63,700,709

Total		91,935,001

Specialty Retail 1.6%

Home Depot, Inc. (The)	881,587	46,715,295

Total Consumer Discretionary		300,435,598

Consumer Staples 11.6%
Beverages 0.6%

PepsiCo, Inc.	257,667	18,206,750

Food & Staples Retailing 1.4%

Wal-Mart Stores, Inc.	590,361	41,159,969

Food Products 2.0%

DE Master Blenders 1753 NV(b)	487,526	5,497,147

Hershey Co. (The)	105,200	7,577,556

Hillshire Brands Co	97,505	2,826,676

Kraft Foods, Inc., Class A	703,884	27,184,000

Unilever NV — NY Shares	500,500	16,691,675

Total		59,777,054

Household Products 2.0%

Kimberly-Clark Corp.	344,796	28,883,561

Procter & Gamble Co. (The)	465,358	28,503,178

Total		57,386,739

Tobacco 5.6%

Altria Group, Inc.	1,165,477	40,267,230

Lorillard, Inc.	593,072	78,255,851

Philip Morris International, Inc.	527,213	46,004,606

Total		164,527,687

Total Consumer Staples		341,058,199

Common Stocks (continued)
Issuer	Shares	Value ($)

Energy 11.0%
Energy Equipment & Services 1.1%

C&J Energy Services, Inc.(a)(b)	277,489	5,133,547

Halliburton Co.	587,455	16,677,847

McDermott International, Inc.(b)	540,009	6,015,700

National Oilwell Varco, Inc.	92,565	5,964,889

Total		33,791,983

Oil, Gas & Consumable Fuels 9.9%

Anadarko Petroleum Corp.	487,252	32,256,083

Apache Corp.	329,910	28,995,790

Chevron Corp.	490,330	51,729,815

Enbridge, Inc.	742,870	29,655,370

Exxon Mobil Corp.	353,928	30,285,619

Occidental Petroleum Corp.	468,268	40,163,346

Royal Dutch Shell PLC, ADR	881,039	59,408,460

Total SA, ADR	292,092	13,129,535

Williams Companies, Inc. (The)	197,924	5,704,170

Total		291,328,188

Total Energy		325,120,171

Financials 12.5%
Capital Markets 1.1%

Goldman Sachs Group, Inc. (The)	350,247	33,574,677

Commercial Banks 1.0%

Wells Fargo & Co.	897,801	30,022,466

Diversified Financial Services 3.8%

Bank of America Corp.	5,417,287	44,313,408

Citigroup, Inc.	526,206	14,423,306

JPMorgan Chase & Co.	1,460,877	52,197,135

Total		110,933,849

Insurance 6.4%

ACE Ltd.	901,061	66,795,652

Allstate Corp. (The)	617,036	21,651,793

Endurance Specialty Holdings Ltd.	172,717	6,618,515

MetLife, Inc.	513,210	15,832,528

PartnerRe Ltd.	34,498	2,610,464

Travelers Companies, Inc. (The)	231,132	14,755,467

XL Group PLC	2,875,794	60,506,706

Total		188,771,125

Real Estate Investment Trusts (REITs) 0.2%

ProLogis, Inc.(a)	173,981	5,781,389

Total Financials		369,083,506

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Health Care 12.1%
Health Care Providers & Services 2.0%

UnitedHealth Group, Inc.	988,099	57,803,791

Life Sciences Tools & Services 1.0%

Agilent Technologies, Inc.	372,291	14,608,699

Thermo Fisher Scientific, Inc.	284,689	14,778,206

Total		29,386,905

Pharmaceuticals 9.1%

AstraZeneca PLC, ADR	172,606	7,724,119

Bristol-Myers Squibb Co.	1,031,095	37,067,865

Johnson & Johnson	668,123	45,138,390

Merck & Co., Inc.	1,594,161	66,556,222

Novartis AG, ADR	568,367	31,771,715

Pfizer, Inc.	3,546,006	81,558,138

Total		269,816,449

Total Health Care		357,007,145

Industrials 14.1%
Aerospace & Defense 2.6%

Boeing Co. (The)	503,631	37,419,783

Honeywell International, Inc.	278,322	15,541,500

Lockheed Martin Corp.(a)	280,470	24,423,328

Total		77,384,611

Air Freight & Logistics 0.6%

United Parcel Service, Inc., Class B	211,226	16,636,160

Airlines 0.8%

Delta Air Lines, Inc.(b)	758,631	8,307,010

United Continental Holdings, Inc.(a)(b)	597,201	14,529,900

Total		22,836,910

Electrical Equipment 2.6%

ABB Ltd., ADR(b)	609,155	9,941,410

Cooper Industries PLC	725,588	49,470,590

Hubbell, Inc., Class B	212,360	16,551,338

Total		75,963,338

Industrial Conglomerates 3.2%

General Electric Co.	3,060,100	63,772,484

Tyco International Ltd.	567,519	29,993,379

Total		93,765,863

Machinery 3.5%

Caterpillar, Inc.	402,870	34,207,692

Deere & Co.	54,161	4,380,000

Eaton Corp.	459,473	18,208,915

Illinois Tool Works, Inc.	472,114	24,970,109

Parker Hannifin Corp.	298,707	22,964,594

Total		104,731,310

Common Stocks (continued)
Issuer	Shares	Value ($)

Road & Rail 0.8%

Union Pacific Corp.	204,640	24,415,599

Total Industrials		415,733,791

Information Technology 11.9%
Communications Equipment 1.2%

Cisco Systems, Inc.	2,123,036	36,452,528

Computers & Peripherals 1.0%

Apple, Inc.(b)	51,000	29,784,000

Electronic Equipment, Instruments & Components 0.5%

TE Connectivity Ltd.	450,880	14,387,581

IT Services 3.5%

Accenture PLC, Class A	329,955	19,826,996

International Business Machines Corp.	43,797	8,565,817

Mastercard, Inc., Class A	175,895	75,654,199

Total		104,047,012

Semiconductors & Semiconductor Equipment 2.2%

Intel Corp.(a)	1,645,204	43,844,686

Microchip Technology, Inc.	631,958	20,905,171

Total		64,749,857

Software 3.5%

Microsoft Corp.	2,792,747	85,430,131

Oracle Corp.	599,313	17,799,596

Total		103,229,727

Total Information Technology		352,650,705

Materials 1.9%
Chemicals 1.7%

Air Products & Chemicals, Inc.	188,478	15,215,829

Dow Chemical Co. (The)	46,876	1,476,594

EI du Pont de Nemours & Co.	475,680	24,055,138

Mosaic Co. (The)	149,852	8,205,895

Total		48,953,456

Metals & Mining 0.2%

Freeport-McMoRan Copper & Gold, Inc.	208,817	7,114,395

Total Materials		56,067,851

Telecommunication Services 6.6%
Diversified Telecommunication Services 5.9%

AT&T, Inc.	2,309,065	82,341,258

CenturyLink, Inc.	862,390	34,055,781

Deutsche Telekom AG, ADR	1,198,563	13,124,265

Verizon Communications, Inc.	688,915	30,615,382

Windstream Corp.(a)	1,407,945	13,600,749

Total		173,737,435

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.7%

Vodafone Group PLC, ADR	729,201	20,548,884

Total Telecommunication Services		194,286,319

Utilities 5.3%
Electric Utilities 2.9%

American Electric Power Co., Inc.	426,040	16,998,996

Duke Energy	534,300	12,320,958

Entergy Corp.	201,941	13,709,774

FirstEnergy Corp.	350,515	17,241,833

NextEra Energy, Inc.	228,630	15,732,030

PPL Corp.	345,102	9,597,287

Total		85,600,878

Multi-Utilities 2.4%

Dominion Resources, Inc.	467,402	25,239,708

PG&E Corp.	522,994	23,675,939

Sempra Energy	333,197	22,950,609

Total		71,866,256

Total Utilities		157,467,134

Total Common Stocks
(Cost: $2,419,355,612)		2,868,910,419

Preferred Stocks 1.4%
Financials 1.4%
Capital Markets 1.4%

Goldman Sachs Group, Inc. (The)(c)	1,209,616	40,899,814

Total Financials		40,899,814

Total Preferred Stocks
(Cost: $42,300,271)		40,899,814

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	5,139,000	4,297,489

Total Convertible Bonds
(Cost: $5,139,000)			4,297,489

Money Market Funds 1.4%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(d)(e)		42,064,089	42,064,089

Total Money Market Funds
(Cost: $42,064,089)			42,064,089

Investments of Cash Collateral Received for Securities on Loan 3.0%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Commercial Paper 0.2%
Rabobank
07/02/12	0.290%	5,496,323	5,496,323

Repurchase Agreements 2.8%

JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price
$15,000,250(f)	0.200%	15,000,000	15,000,000

Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$25,000,417(f)	0.200%	25,000,000	25,000,000

Natixis Financial Products, Inc. dated 6/29/12, matures 07/02/12, repurchase price
$25,000,626(f)	0.300%	25,000,000	25,000,000

Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price
$5,000,100(f)	0.240%	10,000,000	10,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$6,803,499(f)	0.190%	6,803,391	6,803,391

Total			81,803,391

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $87,299,714)			87,299,714

Total Investments
(Cost: $2,596,158,686)			3,043,471,525

Other Assets & Liabilities, Net			(92,949,183)

Net Assets			2,950,522,342

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $40,899,814 or 1.39% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)

Columbia Short-Term Cash Fund	79,103,189	328,141,107	(365,180,207)	—	42,064,089	54,842	42,064,089

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
JPMorgan Securities LLC (0.200%)
United States Treasury Note/Bond	15,300,111

Total Market Value of Collateral Securities	15,300,111

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.200%)
United States Treasury Inflation Indexed Bonds	621,462

United States Treasury Note/Bond	24,878,539

Total Market Value of Collateral Securities	25,500,001

Security Description	Value ($)
Natixis Financial Products, Inc. (0.300%)
Fannie Mae Pool	8,187,440

Fannie Mae REMICS	7,921,150

Freddie Mac REMICS	3,647,307

Government National Mortgage Association	1,758,341

United States Treasury Note/Bond	3,986,400

Total Market Value of Collateral Securities	25,500,638

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	6,925,670

Freddie Mac Gold Pool	3,274,330

Total Market Value of Collateral Securities	10,200,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	4,240,875

Freddie Mac Gold Pool	2,698,584

Total Market Value of Collateral Securities	6,939,459

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Equity Securities

Common Stocks

Consumer Discretionary	300,435,598	—	—	300,435,598

Consumer Staples	335,561,052	5,497,147	—	341,058,199

Energy	325,120,171	—	—	325,120,171

Financials	369,083,506	—	—	369,083,506

Health Care	357,007,145	—	—	357,007,145

Industrials	415,733,791	—	—	415,733,791

Information Technology	352,650,705	—	—	352,650,705

Materials	56,067,851	—	—	56,067,851

Telecommunication Services	194,286,319	—	—	194,286,319

Utilities	157,467,134	—	—	157,467,134

Preferred Stocks

Financials	—	40,899,814	—	40,899,814

Total Equity Securities	2,863,413,272	46,396,961	—	2,909,810,233

Bonds

Convertible Bonds	—	4,297,489	—	4,297,489

Total Bonds	—	4,297,489	—	4,297,489

Other

Money Market Funds	42,064,089	—	—	42,064,089

Investments of Cash Collateral Received for Securities on Loan	—	87,299,714	—	87,299,714

Total Other	42,064,089	87,299,714	—	129,363,803

Total	2,905,477,361	137,994,164	—	3,043,471,525

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $2,466,794,883)	$2,914,107,722

Affiliated issuers (identified cost $42,064,089)	42,064,089

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $5,496,323)	5,496,323

Repurchase agreements (identified cost $81,803,391)	81,803,391

Total investments (identified cost $2,596,158,686)	3,043,471,525

Receivable for:

Capital shares sold	116,308

Dividends	6,234,619

Interest	97,845

Reclaims	181,504

Trustees’ deferred compensation plan	37,023

Total assets	3,050,138,824

Liabilities

Due upon return of securities on loan	87,299,714

Payable for:

Capital shares purchased	10,128,970

Investment management fees	1,304,800

Distribution fees	118,188

Transfer agent fees	137,522

Administration fees	120,545

Compensation of board members	154,812

Other expenses	314,908

Trustees’ deferred compensation plan	37,023

Total liabilities	99,616,482

Net assets applicable to outstanding capital stock	$2,950,522,342

Represented by

Partners’ capital	$2,950,522,342

Total — representing net assets applicable to outstanding capital stock	$2,950,522,342

*Value of securities on loan	$87,369,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1

Net assets	$1,748,372,113

Shares outstanding	128,967,566

Net asset value per share	$13.56

Class 2

Net assets	$16,485,582

Shares outstanding	1,223,631

Net asset value per share	$13.47

Class 3

Net assets	$1,185,664,647

Shares outstanding	87,747,807

Net asset value per share	$13.51

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Net investment income
Income:

Dividends	$44,052,707

Interest	95,821

Dividends from affiliates	54,842

Income from securities lending — net	1,030,320

Foreign taxes withheld	(768,506)

Total income	44,465,184

Expenses:

Investment management fees	8,686,945

Distribution fees

Class 2	20,651

Class 3	770,928

Transfer agent fees

Class 1	546,208

Class 2	4,956

Class 3	370,036

Administration fees	799,336

Compensation of board members	20,698

Custodian fees	11,866

Printing and postage fees	140,812

Professional fees	4,326

Other	107,021

Total expenses	11,483,783

Net investment income	32,981,401

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	98,328,018

Foreign currency translations	(3,670)

Net realized gain	98,324,348

Net change in unrealized appreciation (depreciation) on:

Investments	104,753,229

Net change in unrealized appreciation	104,753,229

Net realized and unrealized gain	203,077,577

Net increase in net assets resulting from operations	$236,058,978

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$32,981,401	$51,213,002

Net realized gain	98,324,348	204,439,145

Net change in unrealized appreciation (depreciation)	104,753,229	(412,526,615)

Net increase (decrease) in net assets resulting from operations	236,058,978	(156,874,468)

Increase (decrease) in net assets from share transactions	(260,796,571)	3,168,911

Total decrease in net assets	(24,737,593)	(153,705,557)

Net assets at beginning of period	2,975,259,935	3,128,965,492

Net assets at end of period	$2,950,522,342	$2,975,259,935

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,122,781	15,078,451	17,256,979	220,285,452

Fund merger	—	—	6,125,550	88,211,428

Redemptions	(10,639,137)	(142,209,883)	(2,823,265)	(37,086,803)

Net increase (decrease)	(9,516,356)	(127,131,432)	20,559,264	271,410,077

Class 2 shares

Subscriptions	102,623	1,371,003	308,167	4,015,852

Fund merger	—	—	1,032,751	14,804,552

Redemptions	(132,777)	(1,780,811)	(177,675)	(2,294,173)

Net increase (decrease)	(30,154)	(409,808)	1,163,243	16,526,231

Class 3 Shares

Subscriptions	2,781	36,974	181,510	2,239,870

Redemptions	(9,919,406)	(133,292,305)	(21,961,167)	(287,007,267)

Net decrease	(9,916,625)	(133,255,331)	(21,779,657)	(284,767,397)

Total net decrease	(19,463,135)	(260,796,571)	(57,150)	3,168,911

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.55		$13.19	$12.05

Income from investment operations:

Net investment income	0.15		0.23	0.13

Net realized and unrealized gain (loss)	0.86		(0.87)	1.01

Total from investment operations	1.01		(0.64)	1.14

Net asset value, end of period	$13.56		$12.55	$13.19

Total return	8.05%		(4.85%)	9.46%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.70%	(c)	0.74%	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.70%	(c)	0.74%	0.78%	(c)

Net investment income	2.20%	(c)	1.74%	1.68%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,748,372		$1,737,503	$1,554,975

Portfolio turnover	18%		41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010	(a)
Per share data
Net asset value, beginning of period	$12.48		$13.15	$12.05

Income from investment operations:

Net investment income	0.13		0.22	0.11

Net realized and unrealized gain (loss)	0.86		(0.89)	0.99

Total from investment operations	0.99		(0.67)	1.10

Net asset value, end of period	$13.47		$12.48	$13.15

Total return	7.93%		(5.09%)	9.13%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.95%	(c)	0.97%	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)	0.97%	1.03%	(c)

Net investment income	1.97%	(c)	1.71%	1.37%	(c)

Supplemental data

Net assets, end of period (in thousands)	$16,486		$15,653	$1,191

Portfolio turnover	18%		41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$12.51		$13.17	$11.27	$8.84	$16.24	$15.48

Income from investment operations:

Net investment income (loss)	0.14		0.20	0.17	0.20	0.23	0.24

Net realized and unrealized gain (loss)	0.86		(0.86)	1.73	2.23	(6.35)	0.98

Total from investment operations	1.00		(0.66)	1.90	2.43	(6.12)	1.22

Net investment income	—		—	—	—	(0.01)	(0.25)

Net realized gains	—		—	—	—	(1.27)	(0.21)

Total distributions to shareholders	—		—	—	—	(1.28)	(0.46)

Net asset value, end of period	$13.51		$12.51	$13.17	$11.27	$8.84	$16.24

Total return	7.99%		(5.01%)	16.83%	27.46%	(40.47%)	8.02%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.82%	(b)	0.86%	0.90%	0.76%	0.86%	0.86%

Net expenses after fees waived or expenses reimbursed(c)	0.82%	(b)	0.86%	0.90%	0.76%	0.86%	0.86%

Net investment income	2.07%	(b)	1.57%	1.42%	2.14%	2.03%	1.47%

Supplemental data

Net assets, end of period (in thousands)	$1,185,665		$1,222,104	$1,572,800	$3,857,317	$2,765,112	$4,078,779

Portfolio turnover	18%		41%	26%	49%	41%	29%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), formerly known as Columbia Variable Portfolio –Diversified Equity Income Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2012	19

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains. Interest income is recorded on an accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

20	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.57% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the

Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $6,779.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Semiannual Report 2012	21

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.76%
Class 2	1.01%
Class 3	0.885%

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $537,518,319 and $720,358,887, respectively, for the six months ended June 30, 2012.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $87,369,060 were on loan, and by cash collateral of $87,299,714 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, one unaffiliated shareholder account owned 93.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

22	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Large Cap Value Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $3,334,199,867 and the combined net assets immediately after the acquisition were $3,437,215,847.

The merger was accomplished by a tax-free exchange of 7,555,251 shares of the acquired fund valued at $103,015,980 (including $24,411,317 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	6,125,550
Class 2	1,032,751

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward. The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $52.9 million, $209.8 million, $(411.6) million and $(148.9) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	23

Columbia Variable Portfolio – Dividend Opportunity Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

24	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board

Semiannual Report 2012	25

Columbia Variable Portfolio – Dividend Opportunity Fund

Approval of Investment Management Services Agreement (continued)

observed that the Fund’s investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

26	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

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Semiannual Report 2012	27

Columbia Variable Portfolio – Dividend Opportunity Fund

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28	Semiannual Report 2012

Columbia Variable Portfolio – Dividend Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	29

Columbia Variable Portfolio – Dividend Opportunity Fund

(formerly Columbia Variable Portfolio – Diversified Equity Income Fund)

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6469 C (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Short Duration U.S. Government Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Short Duration U.S. Government Fund (the fund) Class 3 shares gained 0.66% for the six months ended June 30, 2012.

>	The fund outperformed its benchmark, the Barclays U.S. 1-3 Year Government Index, which rose 0.18%.

Average Annual Total Returns (%) (for period ended June 30, 2012)
		6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.62	1.11	2.31	2.44
Class 2*	05/03/10	0.60	0.89	2.12	2.28
Class 3	09/15/99	0.66	1.04	2.26	2.41
Barclays U.S. 1-3 Year Government Index		0.18	0.86	3.40	3.14

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly used, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Asset-Backed Securities — Agency	—	(a)
Asset-Backed Securities — Non-Agency	2.9
Commercial Mortgage-Backed Securities — Agency	15.9
Commercial Mortgage-Backed Securities — Non-Agency	1.3
Corporate Bonds & Notes	1.7
Inflation-Indexed Bonds	1.1
Residential Mortgage-Backed Securities — Agency	26.2
Residential Mortgage-Backed Securities — Non-Agency	0.6
U.S. Government & Agency Obligations	30.4
U.S. Treasury Obligations	12.5
Other (b)	7.4

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.01%.

(b)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
AAA rating	98.0
AA rating	1.5
A rating	0.4
BBB rating	0.1
Non-investment grade	—	(a)
Not rated	—	(a)

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a)	Rounds to less than 0.1%.

Portfolio Management

Leonard Aplet, CFA

Gregory Liechty

Ronald Stahl, CFA

Semiannual Report 2012	3

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,006.20	1,022.33	2.54	2.56	0.51
Class 2	1,000.00	1,000.00	1,006.00	1,021.08	3.79	3.82	0.76
Class 3	1,000.00	1,000.00	1,006.60	1,021.73	3.14	3.17	0.63

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Agencies 1.8%
Citigroup Funding, Inc. FDIC Government Guaranty
11/15/12	1.875%	9,985,000	10,048,275

General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,350,000	10,469,798

Total			20,518,073

Total Corporate Bonds & Notes (Cost: $20,410,522)			20,518,073

Residential Mortgage-Backed Securities —Agency 27.9%

FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A(a)(b)(c)
02/25/48	0.795%	6,996,543	7,001,576

Federal Home Loan Mortgage Corp.(b)
06/01/21-09/01/26	3.500%	26,062,776	27,429,105
05/01/23-03/01/41	4.000%	25,414,390	26,892,716
11/01/13-07/01/40	4.500%	10,292,617	10,963,150
11/01/17-04/01/24	5.000%	10,063,888	10,787,294
08/01/17-09/01/19	5.500%	489,854	535,977
03/01/18-09/01/37	6.000%	961,283	1,045,121
04/01/17	6.500%	304,344	328,749
06/01/16	7.000%	2,559	2,733

CMO Series 3711 Class AG
08/15/23	3.000%	1,151,501	1,181,211

CMO Series 3747 Class NA
10/15/18	1.300%	995,095	1,005,213

CMO Series 3774 Class AB
12/15/20	3.500%	8,252,821	8,743,823

CMO Series 3831 Class CG
10/15/18	3.000%	6,942,628	7,216,793

CMO Series 3862 Class LA
11/15/18	2.500%	7,364,581	7,612,291

CMO Series 3986 Class TC
10/15/21	2.000%	5,649,931	5,720,516

Federal Home Loan Mortgage Corp.(b)(c)
01/01/37	2.489%	412,402	438,336
09/01/37	4.599%	516,223	551,507

Federal Home Loan Mortgage Corp.(b)(c)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	501,759	16,480

CMO IO Series 3453 Class W
12/15/32	7.159%	1,993,173	421,163

CMO IO Series 3630 Class AI
03/15/17	1.931%	3,725,976	144,735

Federal Home Loan Mortgage Corp.(b)(e)
07/01/27	3.500%	37,000,000	38,907,813

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association(b)
10/01/20	3.500%	4,719,219	4,986,334
09/01/40	4.500%	665,235	730,515
02/01/13-05/01/26	5.000%	26,822,486	28,981,425
09/01/12-07/01/36	5.500%	28,837,482	31,531,038
01/01/17-04/01/33	6.000%	1,638,482	1,781,928
03/01/15-06/01/17	7.000%	80,537	87,574

CMO Series 1988-4 Class Z
03/25/18	9.250%	10,722	12,050

CMO Series 2011-23 Class AB
06/25/20	2.750%	7,690,902	7,977,122

CMO Series 2004-60 Class PA
04/25/34	5.500%	777,571	840,657

CMO Series 2006-73 Class PC
05/25/33	6.000%	2,530,610	2,563,886

CMO Series 2010-50 Class AB
01/25/24	2.500%	4,254,997	4,326,437

CMO Series 2010-87 Class GA
02/25/24	4.000%	4,088,957	4,213,925

CMO Series 2011-16 Class GE
03/25/26	2.750%	7,266,308	7,534,826

CMO Series 2011-25 Class AH
06/25/21	2.750%	7,143,930	7,407,460

CMO Series 2011-3 Class EL
05/25/20	3.000%	8,454,415	8,790,367

CMO Series 2011-38 Class AH
05/25/20	2.750%	3,669,531	3,794,093

Federal National Mortgage Association(b)(c)
02/01/33	2.132%	138,394	144,370
06/01/34	2.735%	360,903	381,867
12/01/33	4.674%	75,591	79,888
07/01/33	4.954%	203,266	217,461
09/01/37	5.888%	324,000	341,318
07/01/36	5.994%	481,642	520,522

CMO Series 2003-W11 Class A1
06/25/33	3.318%	6,545	6,543

Federal National Mortgage Association(b)(c)(d)
CMO IO Series 2003-32 Class VS
01/25/33	7.355%	451,651	46,301

CMO IO Series 2004-46 Class SI
05/25/34	5.755%	930,236	130,664

CMO IO Series 2004-54 Class SW
06/25/33	5.755%	731,231	74,268

CMO IO Series 2004-84 Class GI
12/25/22	5.000%	32,837	1,084

CMO IO Series 2005-57 Class NI
07/25/35	6.455%	469,686	82,444

CMO IO Series 2006-60 Class UI
07/25/36	6.905%	560,981	105,165

CMO IO Series 2009-7 Class LI
02/25/39	7.000%	837,700	158,185

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities —Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association(b)(e)
07/01/27	3.000%	32,585,000	34,137,877

Government National Mortgage Association(b)
08/15/13-03/15/33	6.000%	596,122	660,680
10/15/13	6.500%	562	578
04/15/13-03/15/18	7.000%	313,385	340,088

Government National Mortgage Association(b)(c)(d) CMO IO Series 2010-133 Class QI
09/16/34	4.000%	2,410,636	216,621

Total Residential Mortgage-Backed Securities — Agency
(Cost: $306,209,560)			310,151,863

Residential Mortgage-Backed Securities — Non-Agency 0.7%
American Mortgage Trust Series 2093-3 Class 3A(b)(c)(f)(g)
07/27/23	8.188%	1,782	1,080

BCAP LLC Trust CMO Series 2010-RR6 Class 6A1(a)(b)(c)
07/26/37	4.000%	584,648	585,833

Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(a)(b)(c)
06/26/37	0.455%	351,148	343,405

Citigroup Mortgage Loan Trust, Inc.(a)(b) CMO Series 2010-6 Class 1A1
05/25/35	4.750%	2,018,714	2,033,157

Citigroup Mortgage Loan Trust, Inc.(a)(b)(c) CMO Series 2010-7 Class 3A4
12/25/35	6.974%	300,000	316,522

Comfed Savings Bank CMO Series 1987-1 Class A(b)(c)(f)
01/25/18	3.292%	4,235	4,247

Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	1,561,565	1,595,446

CMO Series 2010-1R Class 37A1
02/27/37	5.000%	43,522	43,513

Credit Suisse Mortgage Capital Certificates(a)(b)(c) CMO Series 2009-12R Class 30A1
12/27/36	6.715%	107,626	108,006

CMO Series 2010-1R Class 47A1
04/27/37	5.000%	21,192	21,177

Prime Mortgage Trust CMO Series 2005-1 Class 2A1(a)(b)
09/25/34	5.000%	434,121	433,909

RBSSP Resecuritization Trust CMO Series 2009-1 Class 4A1(a)(b)
10/26/35	5.500%	61,381	61,579

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(a)(b)(c)
09/25/57	2.667%	1,858,267	1,861,102

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $7,354,300)			7,408,976

Commercial Mortgage-Backed Securities —Agency 17.0%
Federal Home Loan Mortgage Corp.(b) Multifamily Structured Pass-Through Certificates CMO Series K003 Class A1
07/25/13	2.225%	1,327,169	1,335,625

Federal Home Loan Mortgage Corp.(b)(c) Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2
04/25/16	5.651%	1,424,031	1,591,386

Federal National Mortgage Association(b)
10/01/19	4.430%	1,385,557	1,564,188
10/01/19	4.420%	564,793	637,330
01/01/20	4.570%	145,245	165,158
01/01/20	4.600%	242,355	276,007
05/01/24	5.030%	448,920	523,071

CMO Series 2010-M4 Class A1
06/25/20	2.520%	4,196,080	4,374,057

Government National Mortgage Association(b) CMO Series 2009-105 Class A
12/16/50	3.456%	4,661,548	4,833,806

CMO Series 2009-114 Class A
A 12/16/38	3.103%	3,762,674	3,880,845

CMO Series 2009-63 Class A
01/16/38	3.400%	2,893,548	3,013,789

CMO Series 2009-71 Class A
04/16/38	3.304%	3,349,744	3,466,855

CMO Series 2009-90 Class AC
01/16/33	3.137%	3,950,000	4,048,564

CMO Series 2010-13 Class A
08/16/22	2.461%	2,794,039	2,814,022

CMO Series 2010-141 Class A
08/16/31	1.864%	8,714,272	8,813,920

CMO Series 2010-159 Class A
01/16/33	2.159%	7,440,567	7,574,185

CMO Series 2010-16 Class AB
05/16/33	2.676%	1,124,356	1,143,062

CMO Series 2010-161 Class AB
05/16/35	2.110%	6,841,060	6,958,014

CMO Series 2010-18 Class A
12/16/50	3.100%	3,544,168	3,698,768

CMO Series 2010-22 Class AC
12/16/30	2.229%	2,263,827	2,288,290

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2010-49 Class A
03/16/51	2.870%	1,822,376	1,866,655

CMO Series 2010-65 Class A
11/16/28	2.017%	2,174,231	2,180,147

CMO Series 2010-83 Class A
10/16/50	2.021%	3,279,187	3,300,492

CMO Series 2011-1 Class A
12/16/31	2.239%	10,678,533	10,863,559

CMO Series 2011-109 Class A
07/16/32	2.450%	9,727,456	9,934,139

CMO Series 2011-16 Class A
11/16/34	2.210%	11,148,561	11,345,052

CMO Series 2011-20 Class A
04/16/32	1.883%	12,504,286	12,656,213

CMO Series 2011-31 Class A
12/16/35	2.210%	11,190,355	11,415,170

CMO Series 2011-49 Class A
07/16/38	2.450%	12,318,872	12,665,106

CMO Series 2011-53 Class A
12/16/34	2.360%	10,565,681	10,831,376

CMO Series 2011-64 Class A
08/16/34	2.380%	14,570,194	14,873,458

CMO Series 2012-1 Class AB
09/16/33	1.999%	4,147,659	4,226,621

CMO Series 2012-2 Class A
06/16/31	1.862%	4,421,415	4,499,369

CMO Series 2012-55 Class A
08/16/33	1.704%	5,092,056	5,153,373

CMO Series 2012-58 Class A
01/16/40	2.500%	9,312,849	9,658,477

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $185,500,513)			188,470,149

Commercial Mortgage-Backed Securities — Non-Agency 1.4%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(b)(c)
02/13/42	4.933%	180,000	196,026

Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5(b)
10/15/41	4.733%	110,000	117,435

Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class AAB(b)
12/10/46	5.291%	3,952,258	4,118,328

GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(b)(c)
05/10/40	5.640%	105,000	109,190

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

GS Mortgage Securities Corp. II Series 2004-GG2 Class A6(b)(c)
08/10/38	5.396%	7,655,000	8,179,369

JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4(a)(b)
02/15/46	4.717%	175,000	193,755

Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4(b)
12/15/41	4.970%	365,000	381,347

Morgan Stanley Reremic Trust(a)(b) Series 2010-GG10 Class A4A
08/15/45	5.979%	800,000	906,572

Morgan Stanley Reremic Trust(a)(b)(c) Series 2009-GG10 Class A4A
08/12/45	5.979%	1,200,000	1,359,858

Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4(b)(c)
10/15/44	5.378%	35,000	38,539

Total Commercial Mortgage-Backed Securities —Non-Agency
(Cost: $15,496,522)			15,600,419

Asset-Backed Securities — Agency —%
Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	107,120	118,946

Total Asset-Backed Securities — Agency (Cost: $107,120)			118,946

Asset-Backed Securities — Non-Agency 3.1%
Aames Mortgage Investment Trust Series 2005-3 Class A2(a)(c)
08/25/35	0.505%	3,048,516	2,933,871

Access Group, Inc. Series 2007A Class A2(c)
08/25/26	0.597%	3,347,777	3,155,812

Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(c)
11/25/36	0.295%	31,832	31,715

Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(c)
05/25/36	0.345%	414,105	406,878

Chesapeake Funding LLC Series 2011-2A Class A(a)(c)
04/07/24	1.490%	3,000,000	3,041,911

Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4 Class A2(c)
11/25/36	0.345%	76,874	76,722

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Encore Credit Receivables Trust Series 2005-4 Class 2A4(c)
01/25/36	0.585%	4,640,000	4,409,155

Entergy Gulf States Reconstruction Funding LLC CMO Series 2007-A Class A1
10/01/13	5.510%	8,418	8,526

First Investors Auto Owner Trust Series 2011-2A Class A2(a)
08/15/17	2.600%	3,999,654	4,003,242

Morgan Stanley ABS Capital I(c) Series 2005-HE3 Class M1
07/25/35	0.735%	6,222	6,211

Series 2005-WMC5 Class M2
06/25/35	0.725%	103,192	103,165

Navistar Financial Dealer Note Master Trust Series 2011-1 Class A(a)(c)
10/25/16	1.395%	6,700,000	6,752,967

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(c)
07/01/21	0.961%	1,466,896	1,463,594

RAMP Trust Series 2004-RS8 Class AI4(c)
06/25/32	5.060%	495,264	486,293

SLM Student Loan Trust Series 2012-A Class A1(a)(c)
08/15/25	1.642%	2,021,481	2,035,439

Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	1,400,000	1,423,377

Sierra Receivables Funding Co. LLC Series 2010-2A Class A(a)
11/20/25	3.840%	1,720,720	1,752,816

Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(c)
06/25/36	0.695%	2,565,824	2,488,891

Total Asset-Backed Securities — Non-Agency (Cost: $34,280,248)			34,580,585

Inflation-Indexed Bonds 1.1%
United States 1.1%

U.S. Treasury Inflation-Indexed Bond(h)
04/15/14	1.250%	11,957,880	12,345,578

Total Inflation-Indexed Bonds (Cost: $12,446,919)			12,345,578

U.S. Treasury Obligations 13.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

U.S. Treasury
09/30/13	3.125%	5,035,000	5,212,796
01/15/15	0.250%	24,000,000	23,925,000
03/15/15	0.375%	68,000,000	67,957,500
03/31/15	2.500%	47,500,000	50,231,250

Total U.S. Treasury Obligations (Cost: $147,018,797)			147,326,546

U.S. Government & Agency Obligations 32.3%
Federal Farm Credit Banks(c)
08/22/13	0.265%	22,000,000	22,020,416
04/21/14	0.271%	13,545,000	13,545,799
06/13/14	0.440%	12,000,000	12,015,192

Federal Home Loan Banks
06/21/13	1.875%	22,400,000	22,750,627

Federal Home Loan Banks(c)
04/24/14	0.400%	22,300,000	22,322,278

Federal Home Loan Mortgage Corp.
10/15/13	0.375%	69,450,000	69,511,949
11/27/13	0.375%	14,000,000	14,010,864
08/20/14	1.000%	40,850,000	41,324,187

Federal National Mortgage Association
09/17/13	1.125%	4,220,000	4,258,056
09/30/13	1.125%	6,000,000	6,061,398
10/08/13	1.125%	20,000,000	20,207,640
10/26/15	1.625%	81,149,000	84,055,027

Federal National Mortgage Association(c)
03/04/14	0.311%	23,000,000	23,022,804

Private Export Funding Corp. U.S. Government Guaranty
10/15/14	3.050%	4,150,000	4,389,382

Total U.S. Government & Agency Obligations (Cost: $355,742,123)			359,495,619

Money Market Funds 7.9%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(i)(j)		88,128,797	88,128,797

Total Money Market Funds (Cost: $88,128,797)			88,128,797

Total Investments (Cost: $1,172,695,421)			1,184,145,551

Other Assets & Liabilities, Net			(72,333,718)

Net Assets			1,111,811,833

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 5-year	(770)	(95,455,938)	Oct. 2012	—	(126,669)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $37,385,656 or 3.36% of net assets.

(b)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $5,327, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 8.188% 07/27/23	04/27/95	1,701

Comfed Saving Bank CMO Series 1987-1 Class A 3.292% 01/25/18	05/07/07	4,115

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $1,080, which represents less than 0.01% of net assets.

(h)	At June 30, 2012, investments in securities included securities valued at $999,375 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	85,221,990	212,943,708	(210,036,901)	—	88,128,797	77,911	88,128,797

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	20,518,073	—	20,518,073

Residential Mortgage-Backed Securities — Agency	—	310,151,863	—	310,151,863

Residential Mortgage-Backed Securities — Non-Agency	—	7,407,896	1,080	7,408,976

Commercial Mortgage-Backed Securities — Agency	—	188,470,149	—	188,470,149

Commercial Mortgage-Backed Securities — Non-Agency	—	15,600,419	—	15,600,419

Asset-Backed Securities — Agency	—	118,946	—	118,946

Asset-Backed Securities — Non-Agency	—	34,580,585	—	34,580,585

Inflation-Indexed Bonds	—	12,345,578	—	12,345,578

U.S. Treasury Obligations	147,326,546	—	—	147,326,546

U.S. Government & Agency Obligations	—	359,495,619	—	359,495,619

Total Bonds	147,326,546	948,689,128	1,080	1,096,016,754

Other

Money Market Funds	88,128,797	—	—	88,128,797

Total Other	88,128,797	—	—	88,128,797

Investments in Securities	235,455,343	948,689,128	1,080	1,184,145,551

Derivatives

Liabilities

Futures Contracts	(126,669)	—	—	(126,669)

Total	235,328,674	948,689,128	1,080	1,184,018,882

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities — Non-Agency ($)
Balance as of December 31, 2011	1,466

Accrued discounts/premiums	8

Realized gain (loss)	(54)

Change in unrealized appreciation (depreciation)(a)	43

Sales	(76)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	(307)

Balance as of June 30, 2012	1,080

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $(54).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,084,566,624)	$1,096,016,754

Affiliated issuers (identified cost $88,128,797)	88,128,797

Total investments (identified cost $1,172,695,421)	1,184,145,551

Cash	6,379

Receivable for:

Investments sold	10,700

Capital shares sold	14,484

Dividends	9,451

Interest	2,409,512

Variation margin on futures contracts	162,424

Prepaid expenses	1,469

Trustees’ deferred compensation plan	23,770

Total assets	1,186,783,740

Liabilities

Payable for:

Investments purchased on a delayed delivery basis	72,916,988

Capital shares purchased	1,437,181

Investment management fees	324,164

Distribution fees	37,262

Transfer agent fees	54,117

Administration fees	60,062

Compensation of board members	32,184

Other expenses	86,179

Trustees’ deferred compensation plan	23,770

Total liabilities	74,971,907

Net assets applicable to outstanding capital stock	$1,111,811,833

Represented by

Paid-in capital	$1,111,562,032

Undistributed net investment income	4,508,884

Accumulated net realized loss	(15,582,544)

Unrealized appreciation (depreciation) on:

Investments	11,450,130

Futures contracts	(126,669)

Total — representing net assets applicable to outstanding capital stock	$1,111,811,833

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1

Net assets	$770,206,817

Shares outstanding	74,167,815

Net asset value per share	$10.38

Class 2

Net assets	$31,464,479

Shares outstanding	3,033,655

Net asset value per share	$10.37

Class 3

Net assets	$310,140,537

Shares outstanding	29,853,068

Net asset value per share	$10.39

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income

Income:

Interest	$7,959,177

Dividends from affiliates	77,911

Income from securities lending — net	28,369

Total income	8,065,457

Expenses:

Investment management fees	2,215,581

Distribution fees

Class 2	41,114

Class 3	202,648

Transfer agent fees

Class 1	263,115

Class 2	9,867

Class 3	97,268

Administration fees	407,561

Compensation of board members	18,264

Custodian fees	16,487

Printing and postage fees	63,474

Professional fees	17,780

Other	22,692

Total expenses	3,375,851

Net investment income	4,689,606

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	5,932,923

Futures contracts	(875,800)

Net realized gain	5,057,123

Net change in unrealized appreciation (depreciation) on:

Investments	(1,353,900)

Futures contracts	142,293

Net change in unrealized depreciation	(1,211,607)

Net realized and unrealized gain	3,845,516

Net increase in net assets resulting from operations	$8,535,122

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$4,689,606	$11,619,367

Net realized gain (loss)	5,057,123	(3,092,676)

Net change in unrealized appreciation (depreciation)	(1,211,607)	8,761,175

Net increase in net assets resulting from operations	8,535,122	17,287,866

Distributions to shareholders:

Net investment income

Class 1	(8,451,671)	(8,016,127)

Class 2	(251,133)	(23,143)

Class 3	(2,914,514)	(3,295,389)

Total distributions to shareholders	(11,617,318)	(11,334,659)

Increase (decrease) in net assets from share transactions	(117,909,446)	73,316,716

Total increase (decrease) in net assets	(120,991,642)	79,269,923

Net assets at beginning of period	1,232,803,475	1,153,533,552

Net assets at end of period	$1,111,811,833	$1,232,803,475

Undistributed net investment income	$4,508,884	$11,436,596

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	7,716,303	80,701,680	13,495,591	140,169,843

Fund merger	—	—	2,691,525	27,791,439

Distributions reinvested	814,227	8,451,671	776,756	8,016,127

Redemptions	(16,364,526)	(171,608,783)	(5,664,704)	(58,967,576)

Net increase (decrease)	(7,833,996)	(82,455,432)	11,299,168	117,009,833

Class 2 shares

Subscriptions	268,921	2,804,622	578,525	6,003,554

Fund merger	—	—	3,439,200	35,509,438

Distributions reinvested	24,217	251,133	2,245	23,144

Redemptions	(517,883)	(5,400,701)	(953,136)	(9,889,654)

Net increase (decrease)	(224,745)	(2,344,946)	3,066,834	31,646,482

Class 3 Shares

Subscriptions	637,702	6,672,430	2,540,191	26,439,032

Distributions reinvested	280,511	2,914,514	319,012	3,295,389

Redemptions	(4,082,536)	(42,696,012)	(10,117,930)	(105,074,020)

Net decrease	(3,164,323)	(33,109,068)	(7,258,727)	(75,339,599)

Total net increase (decrease)	(11,223,064)	(117,909,446)	7,107,275	73,316,716

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.43		$10.38		$10.30

Income from investment operations:

Net investment income	0.04		0.10		0.07

Net realized and unrealized gain	0.03		0.06		0.12

Total from investment operations	0.07		0.16		0.19

Less distributions to shareholders:

Net investment income	(0.12)		(0.11)		(0.11)

Total distributions to shareholders	(0.12)		(0.11)		(0.11)

Net asset value, end of period	$10.38		$10.43		$10.38

Total return	0.62%		1.51%		1.83%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.51%	(c)	0.55%		0.63%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.51%	(c)	0.55%		0.63%	(c)

Net investment income	0.80%	(c)	1.01%		1.09%	(c)

Supplemental data

Net assets, end of period (in thousands)	$770,207		$854,906		$733,781

Portfolio turnover	65%	(e)	92%	(e)	323%	(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 39% for the six months ended June 30, 2012, 66% and 203% for the years ended December 31, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.39		$10.36		$10.30

Income from investment operations:

Net investment income	0.03		0.08		0.05

Net realized and unrealized gain	0.03		0.04		0.11

Total from investment operations	0.06		0.12		0.16

Less distributions to shareholders:

Net investment income	(0.08)		(0.09)		(0.10)

Total distributions to shareholders	(0.08)		(0.09)		(0.10)

Net asset value, end of period	$10.37		$10.39		$10.36

Total return	0.60%		1.21%		1.59%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.76%	(c)	0.76%		0.89%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.76%	(c)	0.76%		0.89%	(c)

Net investment income	0.55%	(c)	0.81%		0.75%	(c)

Supplemental data

Net assets, end of period (in thousands)	$31,464		$33,867		$1,985

Portfolio turnover	65%	(e)	92%	(e)	323%	(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 39% for the six months ended June 30, 2012, 66% and 203% for the years ended December 31, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$10.42		$10.37		$10.17		$9.95		$10.23		$10.13

Income from investment operations:

Net investment income (loss)	0.04		0.09		0.12		0.21		0.32		0.42

Net realized and unrealized gain (loss)	0.03		0.05		0.18		0.33		(0.58)		0.10

Total from investment operations	0.07		0.14		0.30		0.54		(0.26)		0.52

Less distributions to shareholders:

Net investment income	(0.10)		(0.09)		(0.10)		(0.32)		(0.02)		(0.42)

Total distributions to shareholders	(0.10)		(0.09)		(0.10)		(0.32)		(0.02)		(0.42)

Net asset value, end of period	$10.39		$10.42		$10.37		$10.17		$9.95		$10.23

Total return	0.66%		1.38%		3.00%		5.53%		(2.64%)		5.33%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.63%	(b)	0.68%		0.76%		0.76%		0.79%		0.79%

Net expenses after fees waived or expenses reimbursed(c)	0.63%	(b)	0.68%		0.76%		0.76%		0.79%		0.79%

Net investment income	0.67%	(b)	0.87%		1.15%		2.12%		3.19%		4.17%

Supplemental data

Net assets, end of period (in thousands)	$310,141		$344,031		$417,768		$519,208		$503,080		$483,070

Portfolio turnover	65%	(d)	92%	(d)	323%	(d)	428%	(d)	314%	(d)	213%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 39% for the six months ended June 30, 2012, 66%, 203%, 350% and 190% for the years ended December 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Short Duration U.S. Government Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2012	21

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day.

The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	126,669	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	(875,800)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	142,293

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	2,207

22	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2012	23

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.36% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the

24	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $3,227.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.590%
Class 2	0.840
Class 3	0.715

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2012, there was no contractual limitation.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $1,172,695,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,123,000
Unrealized depreciation	(672,000)
Net unrealized appreciation	$11,451,000

Semiannual Report 2012	25

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2013	2,365,133
2016	617,552
2017	10,526,633
Unlimited short-term	1,922,953
Unlimited long-term	2,087,195
Total	17,519,466

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $787,257,290 and $893,599,199, respectively, for the six months ended June 30, 2012, of which $725,233,878 and $805,754,515, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, the Fund did not have any securities on loan.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, one unaffiliated shareholder account owned 93.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions

26	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Federal Securities Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,167,471,514 and the combined net assets immediately after the acquisition were $1,230,772,391.

The merger was accomplished by a tax-free exchange of 6,515,300 shares of the acquired fund valued at $63,300,877 (including $987,419 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	2,691,525
Class 2	3,439,200

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net loss on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $12.3 million, $(3.0) million, $9.2 million and $18.5 million, respectively.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates.

Semiannual Report 2012	27

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	29

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Short Duration U.S. Government Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance

30	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Approval of Investment Management Services Agreement (continued)

of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012	31

Columbia Variable Portfolio – Short Duration U.S. Government Fund

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32	Semiannual Report 2012

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Variable Portfolio – Short Duration U.S. Government Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest.The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6491 C (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – S&P 500 Index Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – S&P 500 Index Fund (the fund) Class 3 shares gained 9.26% for the six months ended June 30, 2012.

>	The fund underperformed the 9.49% increase of its benchmark, as represented by the unmanaged Standard & Poor’s 500 Index (S&P 500 Index).

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	04/25/11	9.37	5.16	-0.11	4.91
Class 2*	04/25/11	9.15	4.84	-0.22	4.82
Class 3	05/01/00	9.26	5.05	-0.13	4.90
S&P 500 Index		9.49	5.45	0.22	5.33

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Stocks	97.9
Consumer Discretionary	10.7
Consumer Staples	11.0
Energy	10.6
Financials	14.1
Health Care	11.7
Industrials	10.2
Information Technology	19.4
Materials	3.3
Telecommunication Services	3.2
Utilities	3.7
Other (a)	2.1

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	4.4
Exxon Mobil Corp.	3.2
Microsoft Corp.	1.9
International Business Machines Corp.	1.8
General Electric Co.	1.8
AT&T, Inc.	1.7
Chevron Corp.	1.7
Johnson & Johnson	1.5
Wells Fargo & Co.	1.4
Coca-Cola Co. (The)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Alfred Alley III

Vadim Shteyn

Semiannual Report 2012	3

Columbia Variable Portfolio – S&P 500 Index Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,093.70	1,023.17	1.77	1.71	0.34
Class 2	1,000.00	1,000.00	1,091.50	1,021.93	3.07	2.97	0.59
Class 3	1,000.00	1,000.00	1,092.60	1,022.58	2.39	2.31	0.46

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.9%
Issuer	Shares	Value ($)

Consumer Discretionary 10.7%
Auto Components 0.2%

BorgWarner, Inc.(a)(b)	1,911	125,342

Goodyear Tire & Rubber Co. (The)(a)	4,081	48,197

Johnson Controls, Inc.	11,343	314,315

Total		487,854

Automobiles 0.4%

Ford Motor Co.	63,642	610,327

Harley-Davidson, Inc.	3,861	176,563

Total		786,890

Distributors 0.1%

Genuine Parts Co.	2,600	156,650

Diversified Consumer Services 0.1%

Apollo Group, Inc., Class A(a)	1,791	64,816

DeVry, Inc.	983	30,444

H&R Block, Inc.	4,896	78,238

Total		173,498

Hotels, Restaurants & Leisure 1.9%

Carnival Corp.	7,557	258,978

Chipotle Mexican Grill, Inc.(a)	529	200,994

Darden Restaurants, Inc.	2,145	108,601

International Game Technology	4,923	77,537

Marriott International, Inc., Class A	4,416	173,107

McDonald’s Corp.	16,947	1,500,318

Starbucks Corp.	12,649	674,445

Starwood Hotels & Resorts Worldwide, Inc.	3,296	174,820

Wyndham Worldwide Corp.	2,433	128,317

Wynn Resorts Ltd.	1,324	137,325

Yum! Brands, Inc.	7,680	494,746

Total		3,929,188

Household Durables 0.2%

D.R. Horton, Inc.	4,672	85,871

Harman International Industries, Inc.	1,175	46,530

Leggett & Platt, Inc.	2,338	49,402

Lennar Corp., Class A	2,714	83,890

Newell Rubbermaid, Inc.	4,834	87,689

PulteGroup, Inc.(a)	5,630	60,241

Whirlpool Corp.	1,288	78,774

Total		492,397

Internet & Catalog Retail 1.0%

Amazon.com, Inc.(a)	6,010	1,372,384

Expedia, Inc.	1,505	72,345

Netflix, Inc.(a)	926	63,403

Common Stocks (continued)
Issuer	Shares	Value ($)

priceline.com, Inc.(a)	830	551,552

TripAdvisor, Inc.(a)	1,589	71,012

Total		2,130,696

Leisure Equipment & Products 0.1%

Hasbro, Inc.	1,946	65,911

Mattel, Inc.	5,680	184,259

Total		250,170

Media 3.3%

Cablevision Systems Corp., Class A	3,572	47,472

CBS Corp., Class B Non Voting	10,809	354,319

Comcast Corp., Class A	44,962	1,437,435

DIRECTV, Class A(a)	10,923	533,261

Discovery Communications, Inc., Class A(a)	4,252	229,608

Gannett Co., Inc.	3,918	57,712

Interpublic Group of Companies, Inc. (The)	7,388	80,160

McGraw-Hill Companies, Inc. (The)	4,664	209,880

News Corp., Class A	35,133	783,114

Omnicom Group, Inc.	4,546	220,936

Scripps Networks Interactive, Inc., Class A	1,546	87,905

Time Warner Cable, Inc.	5,211	427,823

Time Warner, Inc.	16,008	616,308

Viacom, Inc., Class B	8,802	413,870

Walt Disney Co. (The)	29,806	1,445,591

Washington Post Co. (The), Class B	80	29,906

Total		6,975,300

Multiline Retail 0.8%

Big Lots, Inc.(a)	1,062	43,319

Dollar Tree, Inc.(a)	3,868	208,098

Family Dollar Stores, Inc.	1,947	129,437

JCPenney Co., Inc.	2,442	56,923

Kohl’s Corp.	3,999	181,915

Macy’s, Inc.	6,890	236,671

Nordstrom, Inc.	2,671	132,722

Sears Holdings Corp.(a)(b)	639	38,148

Target Corp.	11,026	641,603

Total		1,668,836

Specialty Retail 2.0%

Abercrombie & Fitch Co., Class A	1,377	47,011

AutoNation, Inc.(a)(b)	693	24,449

AutoZone, Inc.(a)	444	163,024

Bed Bath & Beyond, Inc.(a)	3,877	239,599

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Best Buy Co., Inc.	4,622	96,877

CarMax, Inc.(a)(b)	3,805	98,702

GameStop Corp., Class A	2,173	39,896

Gap, Inc. (The)	5,548	151,793

Home Depot, Inc. (The)	25,526	1,352,623

Limited Brands, Inc.	4,029	171,353

Lowe’s Companies, Inc.	19,623	558,078

O’Reilly Automotive, Inc.(a)	2,103	176,168

Ross Stores, Inc.	3,762	235,012

Staples, Inc.	11,493	149,984

Tiffany & Co.	2,113	111,883

TJX Companies, Inc.	12,356	530,443

Urban Outfitters, Inc.(a)	1,859	51,290

Total		4,198,185

Textiles, Apparel & Luxury Goods 0.6%

Coach, Inc.	4,792	280,236

Fossil, Inc.(a)	868	66,437

Nike, Inc., Class B	6,115	536,775

Ralph Lauren Corp.	1,082	151,545

VF Corp.	1,443	192,568

Total		1,227,561

Total Consumer Discretionary		22,477,225

Consumer Staples 11.0%
Beverages 2.7%

Beam, Inc.	2,628	164,224

Brown-Forman Corp., Class B	1,658	160,577

Coca-Cola Co. (The)	37,621	2,941,586

Coca-Cola Enterprises, Inc.	5,003	140,284

Constellation Brands, Inc., Class A(a)	2,509	67,894

Dr. Pepper Snapple Group, Inc.	3,533	154,569

Molson Coors Brewing Co., Class B	2,621	109,060

Monster Beverage Corp.(a)	2,600	185,120

PepsiCo, Inc.	26,081	1,842,883

Total		5,766,197

Food & Staples Retailing 2.4%

Costco Wholesale Corp.	7,210	684,950

CVS Caremark Corp.	21,371	998,667

Kroger Co. (The)	9,355	216,942

Safeway, Inc.	4,009	72,763

SYSCO Corp.	9,768	291,184

Wal-Mart Stores, Inc.	28,776	2,006,263

Walgreen Co.	14,387	425,567

Common Stocks (continued)
Issuer	Shares	Value ($)

Whole Foods Market, Inc.	2,724	259,652

Total		4,955,988

Food Products 1.7%

Archer-Daniels-Midland Co.	10,982	324,189

Campbell Soup Co.	2,951	98,505

ConAgra Foods, Inc.	6,927	179,617

Dean Foods Co.(a)	3,077	52,401

General Mills, Inc.	10,795	416,039

Hershey Co. (The)	2,536	182,668

HJ Heinz Co.	5,335	290,117

Hormel Foods Corp.	2,286	69,540

JM Smucker Co. (The)	1,891	142,809

Kellogg Co.	4,113	202,894

Kraft Foods, Inc., Class A	29,567	1,141,878

McCormick & Co., Inc.	2,211	134,097

Mead Johnson Nutrition Co.	3,400	273,734

Tyson Foods, Inc., Class A	4,816	90,685

Total		3,599,173

Household Products 2.1%

Clorox Co. (The)	2,169	157,166

Colgate-Palmolive Co.	7,959	828,532

Kimberly-Clark Corp.	6,539	547,772

Procter & Gamble Co. (The)	45,694	2,798,757

Total		4,332,227

Personal Products 0.1%

Avon Products, Inc.	7,201	116,728

Estee Lauder Companies, Inc. (The), Class A	3,760	203,491

Total		320,219

Tobacco 2.0%

Altria Group, Inc.	33,933	1,172,385

Lorillard, Inc.	2,177	287,255

Philip Morris International, Inc.	28,442	2,481,849

Reynolds American, Inc.	5,528	248,042

Total		4,189,531

Total Consumer Staples		23,163,335

Energy 10.6%
Energy Equipment & Services 1.6%

Baker Hughes, Inc.	7,312	300,523

Cameron International Corp.(a)	4,107	175,410

Diamond Offshore Drilling, Inc.	1,159	68,532

FMC Technologies, Inc.(a)	3,987	156,410

Halliburton Co.	15,392	436,979

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Helmerich & Payne, Inc.	1,791	77,873

Nabors Industries Ltd.(a)	4,841	69,710

National Oilwell Varco, Inc.	7,108	458,040

Noble Corp.(a)	4,209	136,919

Rowan Companies PLC, Class A(a)	2,071	66,955

Schlumberger Ltd.	22,239	1,443,533

Total		3,390,884

Oil, Gas & Consumable Fuels 9.0%

Alpha Natural Resources, Inc.(a)	3,673	31,992

Anadarko Petroleum Corp.	8,331	551,512

Apache Corp.	6,518	572,867

Cabot Oil & Gas Corp.	3,499	137,861

Chesapeake Energy Corp.	11,045	205,437

Chevron Corp.	32,905	3,471,477

ConocoPhillips	21,088	1,178,397

CONSOL Energy, Inc.	3,795	114,761

Denbury Resources, Inc.(a)	6,514	98,427

Devon Energy Corp.	6,744	391,085

EOG Resources, Inc.	4,496	405,135

EQT Corp.	2,494	133,753

Exxon Mobil Corp.	77,981	6,672,834

Hess Corp.	5,070	220,292

Kinder Morgan, Inc.	8,421	271,325

Marathon Oil Corp.	11,762	300,754

Marathon Petroleum Corp.	5,682	255,235

Murphy Oil Corp.	3,238	162,839

Newfield Exploration Co.(a)	2,248	65,889

Noble Energy, Inc.	2,965	251,491

Occidental Petroleum Corp.	13,525	1,160,039

Peabody Energy Corp.	4,542	111,370

Phillips 66(a)	10,427	346,593

Pioneer Natural Resources Co.	2,052	181,007

QEP Resources, Inc.	2,975	89,161

Range Resources Corp.	2,705	167,358

Southwestern Energy Co.(a)(b)	5,806	185,386

Spectra Energy Corp.	10,885	316,318

Sunoco, Inc.	1,766	83,885

Tesoro Corp.(a)	2,340	58,406

Valero Energy Corp.	9,220	222,663

Williams Companies, Inc. (The)	10,433	300,679

WPX Energy, Inc.(a)	3,314	53,621

Total		18,769,849

Total Energy		22,160,733

Common Stocks (continued)
Issuer	Shares	Value ($)

Financials 14.1%
Capital Markets 1.8%

Ameriprise Financial, Inc.(c)	3,646	190,540

Bank of New York Mellon Corp. (The)	19,890	436,585

BlackRock, Inc.	2,137	362,905

Charles Schwab Corp. (The)	18,045	233,322

E*Trade Financial Corp.(a)	4,240	34,090

Federated Investors, Inc., Class B	1,546	33,780

Franklin Resources, Inc.	2,368	262,824

Goldman Sachs Group, Inc. (The)	8,203	786,340

Invesco Ltd.	7,475	168,935

Legg Mason, Inc.	2,095	55,245

Morgan Stanley	25,396	370,528

Northern Trust Corp.	4,021	185,046

State Street Corp.(d)	8,148	363,727

T Rowe Price Group, Inc.	4,254	267,832

Total		3,751,699

Commercial Banks 2.9%

BB&T Corp.	11,651	359,433

Comerica, Inc.	3,280	100,729

Fifth Third Bancorp	15,343	205,596

First Horizon National Corp.	4,214	36,451

Huntington Bancshares, Inc.	14,419	92,282

KeyCorp	15,895	123,027

M&T Bank Corp.	2,111	174,305

PNC Financial Services Group, Inc.	8,818	538,868

Regions Financial Corp.	23,554	158,990

SunTrust Banks, Inc.	8,975	217,464

U.S. Bancorp	31,588	1,015,870

Wells Fargo & Co.	88,616	2,963,319

Zions Bancorporation	3,072	59,658

Total		6,045,992

Consumer Finance 0.9%

American Express Co.	16,698	971,991

Capital One Financial Corp.	9,678	528,999

Discover Financial Services	8,844	305,826

SLM Corp.	8,134	127,785

Total		1,934,601

Diversified Financial Services 2.8%

Bank of America Corp.	179,714	1,470,061

Citigroup, Inc.	48,897	1,340,267

CME Group, Inc.	1,108	297,066

IntercontinentalExchange, Inc.(a)	1,213	164,944

JPMorgan Chase & Co.	63,481	2,268,176

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Leucadia National Corp.	3,304	70,276

Moody’s Corp.	3,297	120,505

NASDAQ OMX Group, Inc. (The)	2,041	46,269

NYSE Euronext	4,236	108,357

Total		5,885,921

Insurance 3.5%

ACE Ltd.	5,648	418,686

Aflac, Inc.	7,798	332,117

Allstate Corp. (The)	8,194	287,527

American International Group, Inc.(a)	10,665	342,240

Aon PLC	5,444	254,670

Assurant, Inc.	1,430	49,821

Berkshire Hathaway, Inc., Class B(a)	29,326	2,443,736

Chubb Corp. (The)	4,502	327,836

Cincinnati Financial Corp.	2,707	103,056

Genworth Financial, Inc., Class A(a)	8,196	46,389

Hartford Financial Services Group, Inc.	7,352	129,616

Lincoln National Corp.	4,760	104,101

Loews Corp.	5,096	208,477

Marsh & McLennan Companies, Inc.	9,099	293,261

MetLife, Inc.	17,711	546,384

Principal Financial Group, Inc.	5,005	131,281

Progressive Corp. (The)	10,167	211,779

Prudential Financial, Inc.	7,821	378,771

Torchmark Corp.	1,642	83,003

Travelers Companies, Inc. (The)	6,488	414,194

Unum Group	4,767	91,193

XL Group PLC	5,198	109,366

Total		7,307,504

Real Estate Investment Trusts (REITs) 2.1%

American Tower Corp.	6,580	460,008

Apartment Investment & Management Co., Class A	2,207	59,655

AvalonBay Communities, Inc.	1,590	224,953

Boston Properties, Inc.	2,498	270,708

Equity Residential	5,013	312,611

HCP, Inc.	6,996	308,873

Health Care REIT, Inc.	3,566	207,898

Host Hotels & Resorts, Inc.	11,980	189,524

Kimco Realty Corp.	6,786	129,138

Plum Creek Timber Co., Inc.	2,693	106,912

ProLogis, Inc.	7,678	255,140

Public Storage	2,374	342,829

Simon Property Group, Inc.	5,054	786,706

Common Stocks (continued)
Issuer	Shares	Value ($)

Ventas, Inc.	4,820	304,238

Vornado Realty Trust	3,096	260,002

Weyerhaeuser Co.	8,963	200,413

Total		4,419,608

Real Estate Management & Development —%

CBRE Group, Inc., Class A(a)	5,469	89,473

Thrifts & Mortgage Finance 0.1%

Hudson City Bancorp, Inc.	8,807	56,101

People’s United Financial, Inc.	5,935	68,905

Total		125,006

Total Financials		29,559,804

Health Care 11.7%
Biotechnology 1.4%

Alexion Pharmaceuticals, Inc.(a)	3,203	318,058

Amgen, Inc.	12,969	947,256

Biogen Idec, Inc.(a)	3,995	576,798

Celgene Corp.(a)	7,346	471,319

Gilead Sciences, Inc.(a)	12,629	647,615

Total		2,961,046

Health Care Equipment & Supplies 1.7%

Baxter International, Inc.	9,182	488,023

Becton Dickinson and Co.	3,380	252,655

Boston Scientific Corp.(a)	23,835	135,145

CareFusion Corp.(a)	3,701	95,042

Covidien PLC	8,043	430,301

CR Bard, Inc.	1,400	150,416

DENTSPLY International, Inc.	2,364	89,383

Edwards Lifesciences Corp.(a)	1,911	197,406

Intuitive Surgical, Inc.(a)	662	366,609

Medtronic, Inc.	17,353	672,082

St. Jude Medical, Inc.	5,233	208,849

Stryker Corp.	5,400	297,540

Varian Medical Systems, Inc.(a)	1,859	112,971

Zimmer Holdings, Inc.	2,937	189,025

Total		3,685,447

Health Care Providers & Services 2.0%

Aetna, Inc.	5,793	224,595

AmerisourceBergen Corp.	4,182	164,562

Cardinal Health, Inc.	5,771	242,382

CIGNA Corp.	4,808	211,552

Coventry Health Care, Inc.	2,382	75,724

DaVita, Inc.(a)	1,568	153,993

Express Scripts Holding Co.(a)	13,432	749,909

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Humana, Inc.	2,721	210,714

Laboratory Corp. of America Holdings(a)(b)	1,614	149,473

McKesson Corp.	3,926	368,063

Patterson Companies, Inc.	1,462	50,395

Quest Diagnostics, Inc.	2,646	158,495

Tenet Healthcare Corp.(a)	6,901	36,161

UnitedHealth Group, Inc.	17,301	1,012,108

WellPoint, Inc.	5,517	351,929

Total		4,160,055

Health Care Technology 0.1%

Cerner Corp.(a)	2,445	202,104

Life Sciences Tools & Services 0.4%

Agilent Technologies, Inc.	5,795	227,396

Life Technologies Corp.(a)	2,978	133,980

PerkinElmer, Inc.	1,899	48,994

Thermo Fisher Scientific, Inc.	6,125	317,949

Waters Corp.(a)	1,482	117,774

Total		846,093

Pharmaceuticals 6.1%

Abbott Laboratories	26,238	1,691,564

Allergan, Inc.	5,128	474,699

Bristol-Myers Squibb Co.	28,167	1,012,604

Eli Lilly & Co.	17,029	730,714

Forest Laboratories, Inc.(a)	4,431	155,041

Hospira, Inc.(a)	2,754	96,335

Johnson & Johnson	45,799	3,094,180

Merck & Co., Inc.	50,722	2,117,643

Mylan, Inc.(a)	7,148	152,753

Perrigo Co.	1,558	183,735

Pfizer, Inc.	124,873	2,872,079

Watson Pharmaceuticals, Inc.(a)	2,125	157,229

Total		12,738,576

Total Health Care		24,593,321

Industrials 10.2%
Aerospace & Defense 2.5%

Boeing Co. (The)	12,491	928,081

General Dynamics Corp.	6,014	396,684

Goodrich Corp.	2,100	266,490

Honeywell International, Inc.	12,994	725,585

L-3 Communications Holdings, Inc.	1,625	120,266

Lockheed Martin Corp.	4,439	386,548

Northrop Grumman Corp.	4,194	267,535

Common Stocks (continued)
Issuer	Shares	Value ($)

Precision Castparts Corp.	2,423	398,559

Raytheon Co.	5,559	314,584

Rockwell Collins, Inc.	2,419	119,378

Textron, Inc.	4,674	116,242

United Technologies Corp.	15,198	1,147,905

Total		5,187,857

Air Freight & Logistics 1.0%

CH Robinson Worldwide, Inc.	2,712	158,733

Expeditors International of Washington, Inc.	3,542	137,253

FedEx Corp.	5,259	481,777

United Parcel Service, Inc., Class B	16,001	1,260,239

Total		2,038,002

Airlines 0.1%

Southwest Airlines Co.	12,802	118,035

Building Products —%

Masco Corp.	5,955	82,596

Commercial Services & Supplies 0.4%

Avery Dennison Corp.	1,728	47,243

Cintas Corp.	1,840	71,042

Iron Mountain, Inc.	2,855	94,101

Pitney Bowes, Inc.	3,339	49,985

Republic Services, Inc.	5,248	138,862

RR Donnelley & Sons Co.(b)	3,006	35,381

Stericycle, Inc.(a)(b)	1,419	130,080

Waste Management, Inc.	7,716	257,714

Total		824,408

Construction & Engineering 0.1%

Fluor Corp.	2,820	139,139

Jacobs Engineering Group, Inc.(a)	2,152	81,475

Quanta Services, Inc.(a)	3,553	85,520

Total		306,134

Electrical Equipment 0.5%

Cooper Industries PLC	2,653	180,882

Emerson Electric Co.	12,234	569,860

Rockwell Automation, Inc.	2,380	157,223

Roper Industries, Inc.	1,625	160,192

Total		1,068,157

Industrial Conglomerates 2.7%

3M Co.	11,571	1,036,762

Danaher Corp.	9,589	499,395

General Electric Co.	176,689	3,682,199

Tyco International Ltd.	7,719	407,949

Total		5,626,305

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Machinery 1.8%

Caterpillar, Inc.	10,878	923,651

Cummins, Inc.	3,205	310,597

Deere & Co.	6,633	536,411

Dover Corp.	3,062	164,154

Eaton Corp.	5,631	223,156

Flowserve Corp.	912	104,652

Illinois Tool Works, Inc.	7,960	421,004

Ingersoll-Rand PLC	4,982	210,141

Joy Global, Inc.	1,765	100,128

PACCAR, Inc.	5,948	233,102

Pall Corp.	1,931	105,838

Parker Hannifin Corp.	2,519	193,661

Snap-On, Inc.	969	60,320

Stanley Black & Decker, Inc.	2,850	183,426

Xylem, Inc.	3,092	77,826

Total		3,848,067

Professional Services 0.1%

Dun & Bradstreet Corp. (The)	798	56,793

Equifax, Inc.	2,008	93,573

Robert Half International, Inc.	2,384	68,111

Total		218,477

Road & Rail 0.8%

CSX Corp.	17,329	387,476

Norfolk Southern Corp.	5,432	389,855

Ryder System, Inc.	855	30,788

Union Pacific Corp.	7,941	947,441

Total		1,755,560

Trading Companies & Distributors 0.2%

Fastenal Co.	4,925	198,527

WW Grainger, Inc.	1,018	194,682

Total		393,209

Total Industrials		21,466,807

Information Technology 19.4%
Communications Equipment 1.8%

Cisco Systems, Inc.	89,332	1,533,830

F5 Networks, Inc.(a)	1,324	131,817

Harris Corp.	1,897	79,389

JDS Uniphase Corp.(a)	3,861	42,471

Juniper Networks, Inc.(a)	8,831	144,034

Motorola Solutions, Inc.	4,870	234,296

QUALCOMM, Inc.	28,588	1,591,780

Total		3,757,617

Common Stocks (continued)
Issuer	Shares	Value ($)

Computers & Peripherals 5.5%

Apple, Inc.(a)(d)	15,593	9,106,312

Dell, Inc.(a)	24,792	310,396

EMC Corp.(a)	35,015	897,435

Hewlett-Packard Co.	32,974	663,107

Lexmark International, Inc., Class A	1,186	31,524

NetApp, Inc.(a)	6,052	192,575

SanDisk Corp.(a)	4,063	148,218

Seagate Technology PLC	6,300	155,799

Western Digital Corp.(a)	3,903	118,963

Total		11,624,329

Electronic Equipment, Instruments & Components 0.4%

Amphenol Corp., Class A	2,702	148,394

Corning, Inc.	25,308	327,233

FLIR Systems, Inc.	2,572	50,154

Jabil Circuit, Inc.	3,033	61,661

Molex, Inc.	2,294	54,918

TE Connectivity Ltd.	7,130	227,518

Total		869,878

Internet Software & Services 1.8%

Akamai Technologies, Inc.(a)	2,988	94,869

eBay, Inc.(a)	19,164	805,080

Google, Inc., Class A(a)	4,241	2,460,077

VeriSign, Inc.(a)	2,635	114,807

Yahoo!, Inc.(a)	20,323	321,713

Total		3,796,546

IT Services 3.8%

Accenture PLC, Class A	10,747	645,787

Automatic Data Processing, Inc.	8,156	453,963

Cognizant Technology Solutions Corp., Class A(a)	5,078	304,680

Computer Sciences Corp.	2,588	64,234

Fidelity National Information Services, Inc.	3,982	135,707

Fiserv, Inc.(a)	2,276	164,373

International Business Machines Corp.	19,236	3,762,177

Mastercard, Inc., Class A	1,770	761,295

Paychex, Inc.	5,381	169,017

SAIC, Inc.	4,614	55,922

Teradata Corp.(a)	2,813	202,564

Total System Services, Inc.	2,680	64,132

Visa, Inc., Class A	8,304	1,026,624

Western Union Co. (The)	10,222	172,138

Total		7,982,613

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Office Electronics 0.1%

Xerox Corp.	22,475	176,878

Semiconductors & Semiconductor Equipment 2.3%

Advanced Micro Devices, Inc.(a)(b)	9,824	56,291

Altera Corp.	5,380	182,059

Analog Devices, Inc.	4,975	187,408

Applied Materials, Inc.	21,374	244,946

Broadcom Corp., Class A(a)	8,270	279,526

First Solar, Inc.(a)(b)	984	14,819

Intel Corp.	83,898	2,235,882

KLA-Tencor Corp.	2,790	137,407

Lam Research Corp.(a)	3,359	126,769

Linear Technology Corp.	3,839	120,276

LSI Corp.(a)	9,487	60,432

Microchip Technology, Inc.	3,228	106,782

Micron Technology, Inc.(a)	16,503	104,134

NVIDIA Corp.(a)	10,319	142,609

Teradyne, Inc.(a)	3,113	43,769

Texas Instruments, Inc.	19,083	547,491

Xilinx, Inc.	4,401	147,742

Total		4,738,342

Software 3.7%

Adobe Systems, Inc.(a)	8,273	267,797

Autodesk, Inc.(a)	3,832	134,082

BMC Software, Inc.(a)	2,686	114,638

CA, Inc.	5,901	159,858

Citrix Systems, Inc.(a)	3,105	260,634

Electronic Arts, Inc.(a)	5,301	65,467

Intuit, Inc.	4,897	290,637

Microsoft Corp.	124,684	3,814,083

Oracle Corp.	64,713	1,921,976

Red Hat, Inc.(a)	3,216	181,640

Salesforce.com, Inc.(a)	2,301	318,136

Symantec Corp.(a)	12,019	175,598

Total		7,704,546

Total Information Technology		40,650,749

Materials 3.3%
Chemicals 2.3%

Air Products & Chemicals, Inc.	3,526	284,654

Airgas, Inc.	1,154	96,947

CF Industries Holdings, Inc.	1,095	212,145

Dow Chemical Co. (The)	19,934	627,921

Eastman Chemical Co.	2,300	115,851

Common Stocks (continued)
Issuer	Shares	Value ($)

Ecolab, Inc.	4,873	333,947

EI du Pont de Nemours & Co.	15,626	790,207

FMC Corp.	2,287	122,309

International Flavors & Fragrances, Inc.	1,352	74,089

Monsanto Co.	8,896	736,411

Mosaic Co. (The)	4,967	271,993

PPG Industries, Inc.	2,540	269,545

Praxair, Inc.	4,981	541,584

Sherwin-Williams Co. (The)	1,429	189,128

Sigma-Aldrich Corp.	2,016	149,043

Total		4,815,774

Construction Materials 0.1%

Vulcan Materials Co.	2,158	85,694

Containers & Packaging 0.1%

Ball Corp.	2,613	107,264

Bemis Co., Inc.	1,719	53,873

Owens-Illinois, Inc.(a)	2,750	52,718

Sealed Air Corp.	3,237	49,979

Total		263,834

Metals & Mining 0.7%

Alcoa, Inc.	17,789	155,654

Allegheny Technologies, Inc.	1,786	56,955

Cliffs Natural Resources, Inc.	2,376	117,113

Freeport-McMoRan Copper & Gold, Inc.	15,828	539,260

Newmont Mining Corp.	8,264	400,887

Nucor Corp.	5,287	200,377

Titanium Metals Corp.	1,373	15,529

United States Steel Corp.	2,401	49,460

Total		1,535,235

Paper & Forest Products 0.1%

International Paper Co.	7,289	210,725

MeadWestvaco Corp.	2,874	82,628

Total		293,353

Total Materials		6,993,890

Telecommunication Services 3.2%
Diversified Telecommunication Services 3.0%

AT&T, Inc.	97,772	3,486,551

CenturyLink, Inc.	10,360	409,116

Frontier Communications Corp.(b)	16,650	63,770

Verizon Communications, Inc.	47,378	2,105,478

Windstream Corp.(b)	9,812	94,784

Total		6,159,699

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Wireless Telecommunication Services 0.2%

Crown Castle International Corp.(a)	4,300	252,238

MetroPCS Communications, Inc.(a)	4,906	29,681

Sprint Nextel Corp.(a)	50,009	163,030

Total		444,949

Total Telecommunication Services		6,604,648

Utilities 3.7%
Electric Utilities 2.2%

American Electric Power Co., Inc.	8,077	322,272

Duke Energy	22,314	514,561

Edison International	5,433	251,005

Entergy Corp.	2,954	200,547

Exelon Corp.	14,215	534,769

FirstEnergy Corp.	6,975	343,100

NextEra Energy, Inc.	6,955	478,574

Northeast Utilities	5,230	202,976

Pepco Holdings, Inc.(b)	3,807	74,503

Pinnacle West Capital Corp.	1,826	94,477

PPL Corp.	9,673	269,006

Progress Energy, Inc.	4,937	297,059

Southern Co. (The)	14,486	670,702

Xcel Energy, Inc.	8,120	230,689

Total		4,484,240

Gas Utilities 0.1%

AGL Resources, Inc.	1,956	75,795

ONEOK, Inc.	3,466	146,646

Total		222,441

Independent Power Producers & Energy Traders 0.1%

AES Corp. (The)(a)	10,751	137,935

NRG Energy, Inc.(a)(b)	3,797	65,916

Total		203,851

Multi-Utilities 1.3%

Ameren Corp.	4,046	135,703

CenterPoint Energy, Inc.	7,126	147,294

CMS Energy Corp.	4,341	102,014

Consolidated Edison, Inc.	4,885	303,798

Common Stocks (continued)
Issuer	Shares	Value ($)

Dominion Resources, Inc.	9,530	514,620

DTE Energy Co.	2,837	168,319

Integrys Energy Group, Inc.	1,299	73,874

NiSource, Inc.	4,738	117,265

PG&E Corp.	7,043	318,837

Public Service Enterprise Group, Inc.	8,436	274,170

SCANA Corp.	1,941	92,857

Sempra Energy	4,001	275,589

TECO Energy, Inc.	3,599	64,998

Wisconsin Energy Corp.	3,843	152,068

Total		2,741,406

Total Utilities		7,651,938

Total Common Stocks (Cost: $161,996,526)		205,322,450

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(c)(e)	4,339,291	4,339,291

Total Money Market Funds (Cost: $4,339,291)		4,339,291

Investments of Cash Collateral Received for Securities on Loan 0.5%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 0.5%
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$994,440(f)	0.190%	994,424	994,424

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $994,424)			994,424

Total Investments (Cost: $167,330,241)			210,656,165

Other Assets & Liabilities, Net			(1,017,764)

Net Assets			209,638,401

Investment in Derivatives

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	14	4,747,400	Sept. 2012	129,977	—

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,225,413	15,505,768	(13,391,890)	—	4,339,291	1,761	4,339,291

Ameriprise Financial, Inc.	131,946	—	(19,550)	5,970	118,366	2,440	190,540

Total	2,357,359	15,505,768	(13,411,440)	5,970	4,457,657	4,202	4,529,831

(d)	At June 30, 2012, investments in securities included securities valued at $755,208 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	619,871

Freddie Mac Gold Pool	394,441

Total Market Value of Collateral Securities	1,014,312

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	22,477,225	—	—	22,477,225

Consumer Staples	23,163,335	—	—	23,163,335

Energy	22,160,733	—	—	22,160,733

Financials	29,559,804	—	—	29,559,804

Health Care	24,593,321	—	—	24,593,321

Industrials	21,466,807	—	—	21,466,807

Information Technology	40,650,749	—	—	40,650,749

Materials	6,993,890	—	—	6,993,890

Telecommunication Services	6,604,648	—	—	6,604,648

Utilities	7,651,938	—	—	7,651,938

Total Equity Securities	205,322,450	—	—	205,322,450

Other

Money Market Funds	4,339,291	—	—	4,339,291

Investments of Cash Collateral Received for Securities on Loan	—	994,424	—	994,424

Total Other	4,339,291	994,424	—	5,333,715

Investments in Securities	209,661,741	994,424	—	210,656,165

Derivatives

Assets

Futures Contracts	129,977	—	—	129,977

Total	209,791,718	994,424	—	210,786,142

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $161,878,160)	$205,131,910

Affiliated issuers (identified cost $4,457,657)	4,529,831

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $994,424)	994,424

Total investments (identified cost $167,330,241)	210,656,165

Receivable for:

Investments sold	187,473

Capital shares sold	1,783

Dividends	238,362

Interest	1,327

Reclaims	283

Variation margin on futures contracts	119,000

Trustees' deferred compensation plan	15,367

Total assets	211,219,760

Liabilities

Disbursements in excess of cash	12

Due upon return of securities on loan	994,424

Payable for:

Investments purchased	334,156

Capital shares purchased	100,723

Investment management fees	16,162

Distribution fees	21,690

Transfer agent fees	9,697

Administration fees	16,162

Compensation of board members	12,276

Other expenses	60,690

Trustees' deferred compensation plan	15,367

Total liabilities	1,582,359

Net assets applicable to outstanding capital stock	$209,638,401

Represented by

Partners' capital	$209,638,401

Total — representing net assets applicable to outstanding capital stock	$209,638,401

* Value of securities on loan	$948,719

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1

Net assets	$14,992

Shares outstanding	1,567

Net asset value per share	$9.57

Class 2

Net assets	$15,462,148

Shares outstanding	1,620,561

Net asset value per share	$9.54

Class 3

Net assets	$194,161,261

Shares outstanding	20,315,546

Net asset value per share	$9.56

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income

Income:

Dividends	$2,244,636

Dividends from affiliates	4,202

Income from securities lending — net	18,595

Total income	2,267,433

Expenses:

Investment management fees	105,946

Distribution fees

Class 2	19,861

Class 3	122,490

Transfer agent fees

Class 1	7

Class 2	4,767

Class 3	58,794

Administration fees	105,946

Compensation of board members	8,545

Custodian fees	3,840

Printing and postage fees	38,105

Licensing fees	7,384

Professional fees	14,556

Other	4,890

Total expenses	495,131

Net investment income	1,772,302

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	3,833,285

Investments — affiliated issuers	5,970

Futures contracts	166,230

Net realized gain	4,005,485

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	12,826,849

Investments — affiliated issuers	4,518

Futures contracts	62,705

Net change in unrealized appreciation	12,894,072

Net realized and unrealized gain	16,899,557

Net increase in net assets resulting from operations	$18,671,859

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011(a)
Operations

Net investment income	$1,772,302	$3,340,550

Net realized gain	4,005,485	9,374,126

Net change in unrealized appreciation (depreciation)	12,894,072	(10,261,720)

Net increase in net assets resulting from operations	18,671,859	2,452,956

Increase (decrease) in net assets from share transactions	(13,155,759)	(14,594,349)

Total increase (decrease) in net assets	5,516,100	(12,141,393)

Net assets at beginning of period	204,122,301	216,263,694

Net assets at end of period	$209,638,401	$204,122,301

(a)	Class 1 and Class 2 Shares are for the period from April 25, 2011 (commencement of operations) to December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	—	—	272	2,500

Fund merger	—	—	2,616	24,500

Redemptions	(1,321)	(12,685)	—	—

Net increase (decrease)	(1,321)	(12,685)	2,888	27,000

Class 2 shares

Subscriptions	9,675	90,742	41,773	347,468

Fund merger	—	—	2,218,710	20,793,056

Redemptions	(200,134)	(1,889,576)	(449,463)	(3,910,036)

Net increase (decrease)	(190,459)	(1,798,834)	1,811,020	17,230,488

Class 3 shares

Subscriptions	218,010	2,066,829	472,773	3,993,869

Redemptions	(1,424,319)	(13,411,069)	(4,079,653)	(35,845,706)

Net decrease	(1,206,309)	(11,344,240)	(3,606,880)	(31,851,837)

Total net decrease	(1,398,089)	(13,155,759)	(1,792,972)	(14,594,349)

(a)	Class 1 and Class 2 Shares are for the period from April 25, 2011 (commencement of operations) to December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011(a)
Per share data
Net asset value, beginning of period	$8.75		$9.17

Income from investment operations:

Net investment income	0.08		0.11

Net realized and unrealized gain (loss)	0.74		(0.53)

Total from investment operations	0.82		(0.42)

Net asset value, end of period	$9.57		$8.75

Total return	9.37%		(4.58%)

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.34%	(c)	0.38%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.34%	(c)	0.38%	(c)

Net investment income	1.73%	(c)	1.87%	(c)

Supplemental data

Net assets, end of period (in thousands)	$15		$25

Portfolio turnover	1%		4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights (continued)

Class 2	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011(a)
Per share data
Net asset value, beginning of period	$8.74		$9.17

Income from investment operations:

Net investment income	0.07		0.10

Net realized and unrealized gain (loss)	0.73		(0.53)

Total from investment operations	0.80		(0.43)

Net asset value, end of period	$9.54		$8.74

Total return	9.15%		(4.69%)

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.59%	(c)	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.59%	(c)	0.62%	(c)

Net investment income	1.55%	(c)	1.62%	(c)

Supplemental data

Net assets, end of period (in thousands)	$15,462		$15,826

Portfolio turnover	1%		4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$8.75		$8.61	$7.51	$5.96	$9.83	$9.59

Income from investment operations:

Net investment income (loss)	0.08		0.14	0.12	0.12	0.16	0.15

Net realized and unrealized gain (loss)	0.73		(0.00)(a)	0.98	1.43	(3.69)	0.33

Total from investment operations	0.81		0.14	1.10	1.55	(3.53)	0.48

Less distributions to shareholders:

Net investment income	—		—	—	—	(0.01)	(0.17)

Net realized gains	—		—	—	—	(0.33)	(0.07)

Total distributions to shareholders	—		—	—	—	(0.34)	(0.24)

Net asset value, end of period	$9.56		$8.75	$8.61	$7.51	$5.96	$9.83

Total return	9.26%		1.63%	14.71%	26.00%	(37.10%)	5.01%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.46%	(c)	0.53%	0.54%	0.50%	0.54%	0.52%

Net expenses after fees waived or expenses reimbursed(d)	0.46%	(c)	0.53%	0.53%	0.50%	0.51%	0.50%	(e)

Net investment income	1.68%	(c)	1.55%	1.58%	1.93%	1.79%	1.48%

Supplemental data

Net assets, end of period (in thousands)	$194,161		$188,271	$216,264	$220,257	$193,189	$380,436

Portfolio turnover	1%		4%	22%	31%	4%	4%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Prior to rounding, the ratio of net expenses after expenses waiver/reimbursement was 0.495% for the year ended December 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – S&P 500 Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

Semiannual Report 2012	23

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

24	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	129,977	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	166,230
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	62,705

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	59

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of

Semiannual Report 2012	25

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,252.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed

26	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.410%
Class 2	0.660
Class 3	0.535

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.405%
Class 2	0.655
Class 3	0.530

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $3,072,528 and $16,718,088, respectively, for the six months ended June 30, 2012.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $948,719 were on loan, secured by cash collateral of $994,424 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 92.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2012	27

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia S&P 500 Index Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $224,573,104 and the combined net assets immediately after the acquisition were $245,390,660.

The merger was accomplished by a tax-free exchange of 1,802,048 shares of the acquired fund valued at $20,817,556, (including $8,282,072 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	2,616
Class 2	2,218,710

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward. The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $3.6 million, $9.8 million, $(9.0) million and $4.4 million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the

28	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	29

Columbia Variable Portfolio – S&P 500 Index Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

30	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — S&P 500 Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Semiannual Report 2012	31

Columbia Variable Portfolio – S&P 500 Index Fund

Approval of Investment Management Services Agreement (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

32	Semiannual Report 2012

Columbia Variable Portfolio – S&P 500 Index Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Variable Portfolio – S&P 500 Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6463 C (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Select Large-Cap Value Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Select Large-Cap Value Fund (the fund) Class 3 shares increased 6.29% for the six-months ended June 30, 2012.

>	The fund underperformed its benchmark, the Russell 1000 Value Index (Russell Index), which advanced 8.68% during the same six months.

>	The Standard & Poor’s 500 Index (S&P 500 Index) returned 9.49% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	6.28	-1.32	-1.95	3.37
Class 2*	05/03/10	6.09	-1.60	-2.12	3.20
Class 3	02/04/04	6.29	-1.41	-2.01	3.33
Russell Index		8.68	3.01	-2.19	4.39
S&P 500 Index		9.49	5.45	0.22	4.40

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
JPMorgan Chase & Co.	4.8
Wells Fargo & Co.	4.6
Unum Group	4.2
Humana, Inc.	3.7
Tyson Foods, Inc., Class A	3.6
Citigroup, Inc.	3.5
Marathon Petroleum Corp.	3.3
Valero Energy Corp.	3.1
Nordstrom, Inc.	2.9
CSX Corp.	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	99.7
Consumer Discretionary	7.6
Consumer Staples	13.7
Energy	16.2
Financials	30.0
Health Care	8.9
Industrials	12.8
Information Technology	2.4
Materials	5.6
Utilities	2.5
Other (a)	0.3

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Neil Eigen

Richard Rosen

Semiannual Report 2012	3

Columbia Variable Portfolio – Select Large-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,062.80	1,020.89	4.10	4.02	0.80
Class 2	1,000.00	1,000.00	1,060.90	1,019.54	5.48	5.37	1.07
Class 3	1,000.00	1,000.00	1,062.90	1,020.19	4.82	4.72	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 100.5%
Issuer	Shares	Value ($)

Consumer Discretionary 7.7%
Multiline Retail 3.0%

Nordstrom, Inc.	320,000	15,900,800

Specialty Retail 4.7%

Gap, Inc. (The)	450,000	12,312,000

Lowe's Companies, Inc.	460,000	13,082,400

Total		25,394,400

Total Consumer Discretionary		41,295,200

Consumer Staples 13.8%
Food & Staples Retailing 1.9%

Costco Wholesale Corp.	110,100	10,459,500

Food Products 6.3%

Bunge Ltd.	20,958	1,314,905

General Mills, Inc.	330,000	12,718,200

Tyson Foods, Inc., Class A	1,050,000	19,771,500

Total		33,804,605

Tobacco 5.6%

Altria Group, Inc.	449,897	15,543,941

Philip Morris International, Inc.	170,000	14,834,200

Total		30,378,141

Total Consumer Staples		74,642,246

Energy 16.4%
Oil, Gas & Consumable Fuels 16.4%

Chevron Corp.	110,000	11,605,000

ConocoPhillips	240,500	13,439,140

Marathon Oil Corp.	550,926	14,087,178

Marathon Petroleum Corp.	401,463	18,033,718

Valero Energy Corp.	700,000	16,905,000

Williams Companies, Inc. (The)	500,000	14,410,000

Total		88,480,036

Total Energy		88,480,036

Financials 30.2%
Capital Markets 2.7%

Morgan Stanley	994,400	14,508,296

Commercial Banks 7.0%

U.S. Bancorp	400,000	12,864,000

Wells Fargo & Co.	750,000	25,080,000

Total		37,944,000

Diversified Financial Services 11.1%

Bank of America Corp.	1,774,766	14,517,586

Citigroup, Inc.	700,000	19,187,000

Common Stocks (continued)
Issuer	Shares	Value ($)

JPMorgan Chase & Co.	730,000	26,082,900

Total		59,787,486

Insurance 9.4%

MetLife, Inc.	460,000	14,191,000

Prudential Financial, Inc.	285,000	13,802,550

Unum Group	1,200,000	22,956,000

Total		50,949,550

Total Financials		163,189,332

Health Care 9.0%
Health Care Equipment & Supplies 2.6%

Baxter International, Inc.	265,000	14,084,750

Health Care Providers & Services 3.8%

Humana, Inc.	260,000	20,134,400

Pharmaceuticals 2.6%

Bristol-Myers Squibb Co.	390,000	14,020,500

Total Health Care		48,239,650

Industrials 12.9%

Aerospace & Defense 7.8%

General Dynamics Corp.	200,000	13,192,000

Honeywell International, Inc.	250,000	13,960,000

United Technologies Corp.	195,000	14,728,350

Total		41,880,350

Road & Rail 5.1%

CSX Corp.	700,000	15,652,000

Union Pacific Corp.	100,000	11,931,000

Total		27,583,000

Total Industrials		69,463,350

Information Technology 2.4%
Communications Equipment 2.4%

Juniper Networks, Inc.(a)	800,000	13,048,000

Total Information Technology		13,048,000

Materials 5.6%
Chemicals 5.6%

EI du Pont de Nemours & Co.	287,000	14,513,590

Praxair, Inc.	106,000	11,525,380

Sherwin-Williams Co. (The)	33,040	4,372,844

Total		30,411,814

Total Materials		30,411,814

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Utilities 2.5%
Independent Power Producers & Energy Traders 2.5%

AES Corp. (The)(a)	1,065,000	13,663,950

Total Utilities		13,663,950

Total Common Stocks (Cost: $527,990,788)		542,433,578

Money Market Funds 0.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(b)(c)	1,838,151	1,838,151

Total Money Market Funds (Cost: $1,838,151)		1,838,151

Total Investments (Cost: $529,828,939)		544,271,729

Other Assets & Liabilities, Net		(4,052,831)

Net Assets		540,218,898

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	478,182,649	(476,344,498)	—	1,838,151	9,788	1,838,151

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	41,295,200	—	—	41,295,200

Consumer Staples	74,642,246	—	—	74,642,246

Energy	88,480,036	—	—	88,480,036

Financials	163,189,332	—	—	163,189,332

Health Care	48,239,650	—	—	48,239,650

Industrials	69,463,350	—	—	69,463,350

Information Technology	13,048,000	—	—	13,048,000

Materials	30,411,814	—	—	30,411,814

Utilities	13,663,950	—	—	13,663,950

Total Equity Securities	542,433,578	—	—	542,433,578

Other

Money Market Funds	1,838,151	—	—	1,838,151

Total Other	1,838,151	—	—	1,838,151

Investments in Securities	544,271,729	—	—	544,271,729

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $527,990,788)	$542,433,578

Affiliated issuers (identified cost $1,838,151)	1,838,151

Total investments (identified cost $529,828,939)	544,271,729

Foreign currency (identified cost $36)	29

Receivable for:

Investments sold	1,187,917

Capital shares sold	116,308

Dividends	597,170

Reclaims	155

Expense reimbursement due from Investment Manager	20,160

Total assets	546,193,468

Liabilities

Payable for:

Investments purchased	932,000

Capital shares purchased	4,711,849

Investment management fees	260,268

Distribution fees	3,217

Transfer agent fees	22,056

Administration fees	21,983

Compensation of board members	4,031

Other expenses	19,166

Total liabilities	5,974,570

Net assets applicable to outstanding capital stock	$540,218,898

Represented by

Partners’ capital	$540,218,898

Total — representing net assets applicable to outstanding capital stock	$540,218,898

Class 1

Net assets	$508,254,168

Shares outstanding	48,404,386

Net asset value per share	$10.50

Class 2

Net assets	$1,233,637

Shares outstanding	118,032

Net asset value per share	$10.45

Class 3

Net assets	$30,731,093

Shares outstanding	2,935,855

Net asset value per share	$10.47

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income

Income:

Dividends	$1,483,238

Dividends from affiliates	9,788

Income from securities lending — net	1,265

Total income	1,494,291

Expenses:

Investment management fees	461,186

Distribution fees

Class 2	1,260

Class 3	20,109

Transfer agent fees

Class 1	29,080

Class 2	302

Class 3	9,652

Administration fees	38,961

Compensation of board members	5,450

Custodian fees	2,071

Printing and postage fees	12,987

Professional fees	14,782

Other	6,462

Total expenses	602,302

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,478)

Total net expenses	544,824

Net investment income	949,467

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	1,125,146

Net realized gain	1,125,146

Net change in unrealized appreciation (depreciation) on:

Investments	11,493,665

Foreign currency translations	(5)

Net change in unrealized appreciation	11,493,660

Net realized and unrealized gain	12,618,806

Net increase in net assets resulting from operations	$13,568,273

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$949,467	$392,173

Net realized gain	1,125,146	1,958,298

Net change in unrealized appreciation (depreciation)	11,493,660	(4,524,579)

Net increase (decrease) in net assets resulting from operations	13,568,273	(2,174,108)

Increase (decrease) in net assets from share transactions	493,136,697	5,762,576

Total increase in net assets	506,704,970	3,588,468

Net assets at beginning of period	33,513,928	29,925,460

Net assets at end of period	$540,218,898	$33,513,928

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	48,635,126	499,184,271	271,904	2,828,374

Fund merger	—	—	299,603	3,262,272

Redemptions	(527,626)	(5,520,001)	(275,145)	(2,454,652)

Net increase	48,107,500	493,664,270	296,362	3,635,994

Class 2 shares

Subscriptions	60,326	626,724	69,618	716,342

Redemptions	(19,154)	(208,023)	(12,582)	(125,490)

Net increase	41,172	418,701	57,036	590,852

Class 3 shares

Subscriptions	240,710	2,572,364	907,014	9,647,866

Redemptions	(331,647)	(3,518,638)	(845,221)	(8,112,136)

Net increase	(90,937)	(946,274)	61,793	1,535,730

Total net increase	48,057,735	493,136,697	415,191	5,762,576

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$9.88		$10.04		$9.55

Income from investment operations:

Net investment income	0.08		0.12		0.07

Net realized and unrealized gain (loss)	0.54		(0.28)		0.42

Total from investment operations	0.62		(0.16)		0.49

Net asset value, end of period	$10.50		$9.88		$10.04

Total return	6.28%		(1.59%	)	5.13%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.86%	(c)	0.98%		0.94%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)	0.84%		0.94%	(c)

Net investment income	1.57%	(c)	1.21%		1.17%	(c)

Supplemental data

Net assets, end of period (in thousands)	$508,254		$2,932		$5

Portfolio turnover	3%		25%		4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$9.85		$10.03		$9.55

Income from investment operations:

Net investment income	0.05		0.11		0.05

Net realized and unrealized gain (loss)	0.55		(0.29)		0.43

Total from investment operations	0.60		(0.18)		0.48

Net asset value, end of period	$10.45		$9.85		$10.03

Total return	6.09%		(1.79%	)	5.03%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.23%	(c)	1.27%		1.26%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.07%	(c)	1.10%		1.22%	(c)

Net investment income	1.02%	(c)	1.08%		0.77%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,234		$757		$199

Portfolio turnover	3%		25%		4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011		2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$9.85		$10.02		$8.31	$6.59	$11.12		$12.23

Income from investment operations:

Net investment income (loss)	0.06		0.11		0.08	0.10	0.21		0.17

Net realized and unrealized gain (loss)	0.56		(0.28)		1.63	1.62	(4.52)		(0.22)

Total from investment operations	0.62		(0.17)		1.71	1.72	(4.31)		(0.05)

Less distributions to shareholders:

Net investment income	—		—		—	—	(0.01)		(0.17)

Net realized gains	—		—		—	—	(0.21)		(0.89)

Total distributions to shareholders	—		—		—	—	(0.22)		(1.06)

Net asset value, end of period	$10.47		$9.85		$10.02	$8.31	$6.59		$11.12

Total return	6.29%		(1.70%	)	20.52%	26.12%	(39.46%	)	(0.46%	)

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.11%	(b)	1.10%		1.11%	1.24%	1.28%		1.08%

Net expenses after fees waived or expenses reimbursed(c)	0.94%	(b)	0.99%		1.08%	1.05%	0.93%		1.04%

Net investment income	1.13%	(b)	1.05%		0.89%	1.40%	2.08%		1.35%

Supplemental data

Net assets, end of period (in thousands)	$30,731		$29,825		$29,721	$14,841	$9,723		$21,811

Portfolio turnover	3%		25%		4%	16%	75%		39%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2012	15

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

16	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.71% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $962.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net

Semiannual Report 2012	17

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.800%
Class 2	1.050
Class 3	0.925

Prior to May 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.825%
Class 2	1.075
Class 3	0.950

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $500,503,377 and $4,209,467, respectively, for the six months ended June 30, 2012.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, the Fund did not have any securities on loan.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other

18	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 95.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 9. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Large-Cap Value Portfolio (the acquired fund), a series of Seligman Portfolios, Inc. (the Corporation). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $35,043,344 and the combined net assets immediately after the acquisition were $38,305,616.

The merger was accomplished by a tax-free exchange of 252,334 shares of the acquired fund valued at $3,262,272 (including $856,260 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued 299,603 Class 1 shares.

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $0.4 million, $2.0 million, $(4.3) million and $(1.9) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and

Semiannual Report 2012	19

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	21

Columbia Variable Portfolio – Select Large-Cap Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance

22	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Approval of Investment Management Services Agreement (continued)

of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012	23

Columbia Variable Portfolio – Select Large-Cap Value Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2012

Columbia Variable Portfolio – Select Large-Cap Value Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	25

Columbia Variable Portfolio – Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6473 C (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (the fund) Class 3 shares returned 7.38% for the six months ended June 30, 2012.

>	The fund underperformed its benchmark, the Russell Midcap Value Index, which returned 7.78% for the period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	7.47	-7.38	-2.23	4.86
Class 2*	05/03/10	7.29	-7.65	-2.39	4.71
Class 3	05/02/05	7.38	-7.56	-2.29	4.82
Russell Midcap Value Index		7.78	-0.37	-0.13	5.63

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Cooper Industries PLC	3.5
CIT Group, Inc.	3.3
Eastman Chemical Co.	2.7
Lorillard, Inc.	2.5
Enbridge, Inc.	2.5
Watson Pharmaceuticals, Inc.	2.2
PPG Industries, Inc.	2.2
XL Group PLC	1.9
Invesco Ltd.	1.7
Mylan, Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	95.6
Consumer Discretionary	11.2
Consumer Staples	6.4
Energy	7.9
Financials	19.4
Health Care	9.7
Industrials	15.1
Information Technology	7.6
Materials	7.7
Telecommunication Services	1.2
Utilities	9.4
Warrants	0.0	(a)
Convertible Bonds	0.1
Limited Partnerships	0.5
Other(b)	3.8

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds.

Portfolio Management

Steve Schroll

Laton Spahr, CFA

Paul Stocking

Semiannual Report 2012	3

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,074.70	1,020.49	4.54	4.42	0.88
Class 2	1,000.00	1,000.00	1,072.90	1,019.24	5.82	5.67	1.13
Class 3	1,000.00	1,000.00	1,073.80	1,019.84	5.21	5.07	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.5%
Issuer	Shares	Value ($)

Consumer Discretionary 11.3%
Auto Components 1.6%

TRW Automotive Holdings Corp.(a)	226,417	8,323,089

Visteon Corp.(a)	171,989	6,449,587

Total		14,772,676

Automobiles 0.6%

Ford Motor Co.	534,420	5,125,088

Diversified Consumer Services 0.6%

Apollo Group, Inc., Class A(a)	50,562	1,829,839

Capella Education Co.(a)(b)	50,955	1,771,196

ITT Educational Services, Inc.(a)(b)	30,807	1,871,525

Total		5,472,560

Hotels, Restaurants & Leisure 1.9%

Darden Restaurants, Inc.	48,356	2,448,264

Penn National Gaming, Inc.(a)(b)	226,289	10,090,227

Royal Caribbean Cruises Ltd.	185,712	4,834,083

Total		17,372,574

Household Durables 0.5%

Newell Rubbermaid, Inc.	265,625	4,818,438

Internet & Catalog Retail 0.8%

Liberty Interactive Corp., Class A(a)	401,875	7,149,356

Leisure Equipment & Products 0.5%

Hasbro, Inc.	129,430	4,383,794

Media 3.5%

DISH Network Corp., Class A	208,722	5,959,013

Interpublic Group of Companies, Inc. (The)	255,869	2,776,179

Liberty Media Corp.(a)	57,457	5,051,045

National CineMedia, Inc.	377,949	5,733,486

Regal Entertainment Group, Class A(b)	277,141	3,813,460

Virgin Media, Inc.	317,010	7,731,874

Total		31,065,057

Multiline Retail 1.3%

Macy’s, Inc.	350,567	12,041,977

Total Consumer Discretionary		102,201,520

Consumer Staples 6.4%
Food Products 4.0%

DE Master Blenders 1753 NV(a)	472,300	5,325,465

Dean Foods Co.(a)	387,607	6,600,947

Hershey Co. (The)	32,328	2,328,586

Hillshire Brands Co	94,660	2,738,396

Post Holdings, Inc.(a)	182,133	5,600,590

Ralcorp Holdings, Inc.(a)	205,791	13,734,491

Total		36,328,475

Common Stocks (continued)
Issuer	Shares	Value ($)

Tobacco 2.4%

Lorillard, Inc.	164,792	21,744,304

Total Consumer Staples		58,072,779

Energy 8.0%
Energy Equipment & Services 2.6%

C&J Energy Services, Inc.(a)(b)	177,895	3,291,058

McDermott International, Inc.(a)	206,227	2,297,369

Nabors Industries Ltd.(a)	444,406	6,399,446

Noble Corp.(a)	347,812	11,314,324

Total		23,302,197

Oil, Gas & Consumable Fuels 5.4%

Enbridge, Inc.	542,517	21,657,279

Kinder Morgan, Inc.	111,935	3,606,546

Pioneer Natural Resources Co.	48,393	4,268,746

QEP Resources, Inc.	202,609	6,072,192

SM Energy Co.	79,123	3,885,730

Whiting Petroleum Corp.(a)	222,489	9,148,748

Total		48,639,241

Total Energy		71,941,438

Financials 19.5%
Capital Markets 1.7%

Invesco Ltd.	663,012	14,984,071

Commercial Banks 8.1%

CIT Group, Inc.(a)	799,491	28,493,859

Comerica, Inc.	363,648	11,167,630

Fifth Third Bancorp	800,367	10,724,918

Huntington Bancshares, Inc.	1,509,926	9,663,526

M&T Bank Corp.	74,028	6,112,492

SunTrust Banks, Inc.	129,349	3,134,126

TCF Financial Corp.	366,493	4,207,340

Total		73,503,891

Diversified Financial Services 0.3%

Pico Holdings, Inc.(a)(b)	106,429	2,385,074

Insurance 6.2%

Axis Capital Holdings Ltd.	189,331	6,162,724

Everest Re Group Ltd.	117,369	12,146,518

Lincoln National Corp.	512,878	11,216,642

PartnerRe Ltd.	52,418	3,966,470

Validus Holdings Ltd.	206,361	6,609,743

XL Group PLC	776,322	16,333,815

Total		56,435,912

Real Estate Investment Trusts (REITs) 3.2%

Boston Properties, Inc.	24,848	2,692,778

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Digital Realty Trust, Inc.	39,846	2,991,239

Douglas Emmett, Inc.	127,420	2,943,402

Equity Lifestyle Properties, Inc.	38,090	2,627,067

Equity Residential	75,466	4,706,060

Hospitality Properties Trust	106,721	2,643,479

Rayonier, Inc.	167,107	7,503,104

Taubman Centers, Inc.	38,561	2,975,367

Total		29,082,496

Total Financials		176,391,444

Health Care 9.8%
Health Care Equipment & Supplies 2.4%

Teleflex, Inc.	171,401	10,440,035

Zimmer Holdings, Inc.	177,308	11,411,543

Total		21,851,578

Health Care Providers & Services 2.3%

CIGNA Corp.	281,662	12,393,128

Humana, Inc.	111,200	8,611,328

Total		21,004,456

Life Sciences Tools & Services 1.3%

Agilent Technologies, Inc.	292,393	11,473,501

Pharmaceuticals 3.8%

Mylan, Inc.(a)	693,409	14,818,150

Watson Pharmaceuticals, Inc.(a)	261,521	19,349,939

Total		34,168,089

Total Health Care		88,497,624

Industrials 15.2%
Aerospace & Defense 1.0%

Embraer SA, ADR	126,665	3,360,423

L-3 Communications Holdings, Inc.	33,129	2,451,877

Raytheon Co.	53,105	3,005,212

Total		8,817,512

Airlines 1.5%

Delta Air Lines, Inc.(a)	381,258	4,174,775

U.S. Airways Group, Inc.(a)(b)	285,202	3,801,743

United Continental Holdings, Inc.(a)(b)	219,531	5,341,189

Total		13,317,707

Building Products 1.1%

AO Smith Corp.	198,677	9,713,318

Construction & Engineering 1.7%

Chicago Bridge & Iron Co. NV	214,962	8,159,957

Jacobs Engineering Group, Inc.(a)	98,044	3,711,946

Common Stocks (continued)
Issuer	Shares	Value ($)

KBR, Inc.	160,048	3,954,786

Total		15,826,689

Electrical Equipment 4.0%

Cooper Industries PLC	447,798	30,530,868

Rockwell Automation, Inc.	82,788	5,468,975

Total		35,999,843

Machinery 2.1%

AGCO Corp.(a)	123,099	5,629,317

Eaton Corp.	115,845	4,590,938

Parker Hannifin Corp.	121,600	9,348,608

Total		19,568,863

Road & Rail 3.8%

Con-way, Inc.	96,012	3,466,993

JB Hunt Transport Services, Inc.	198,951	11,857,480

Kansas City Southern	206,833	14,387,303

Werner Enterprises, Inc.	196,320	4,690,085

Total		34,401,861

Total Industrials		137,645,793

Information Technology 7.7%
Computers & Peripherals 1.2%

Diebold, Inc.	177,330	6,545,251

NCR Corp.(a)	179,136	4,071,761

Total		10,617,012

Electronic Equipment, Instruments & Components 2.2%

Amphenol Corp., Class A	189,626	10,414,260

Avnet, Inc.(a)	318,418	9,826,379

Total		20,240,639

IT Services 0.9%

Amdocs Ltd.(a)	281,969	8,380,119

Semiconductors & Semiconductor Equipment 3.4%

Advanced Micro Devices, Inc.(a)	740,354	4,242,228

LSI Corp.(a)	1,630,856	10,388,553

Microchip Technology, Inc.	329,062	10,885,371

ON Semiconductor Corp.(a)	667,091	4,736,346

Total		30,252,498

Total Information Technology		69,490,268

Materials 7.8%
Chemicals 5.0%

Agrium, Inc.	23,767	2,102,666

Eastman Chemical Co.	468,336	23,590,084

PPG Industries, Inc.	180,455	19,149,885

Total		44,842,635

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Containers & Packaging 0.4%

Rock-Tenn Co., Class A	61,334	3,345,770

Metals & Mining 1.5%

Allegheny Technologies, Inc.	65,963	2,103,560

Freeport-McMoRan Copper & Gold, Inc.	58,173	1,981,954

Nucor Corp.	249,524	9,456,960

Total		13,542,474

Paper & Forest Products 0.9%

Domtar Corp.	77,437	5,940,192

International Paper Co.	93,843	2,713,001

Total		8,653,193

Total Materials		70,384,072

Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%

CenturyLink, Inc.	287,085	11,336,987

Total Telecommunication Services		11,336,987

Utilities 9.5%
Electric Utilities 3.4%

Entergy Corp.	107,416	7,292,472

NV Energy, Inc.	293,519	5,160,064

Pepco Holdings, Inc.	269,767	5,279,340

Pinnacle West Capital Corp.	170,831	8,838,796

Xcel Energy, Inc.	148,715	4,224,993

Total		30,795,665

Gas Utilities 0.4%

Questar Corp.	173,689	3,623,153

Multi-Utilities 5.7%

Ameren Corp.	138,800	4,655,352

CenterPoint Energy, Inc.	478,611	9,892,889

DTE Energy Co.	196,929	11,683,798

Sempra Energy	169,014	11,641,684

Wisconsin Energy Corp.	333,621	13,201,383

Total		51,075,106

Total Utilities		85,493,924

Total Common Stocks (Cost: $808,141,714)		871,455,849

Warrants —%
Issuer	Shares	Value ($)

Energy —%
Oil, Gas & Consumable Fuels —%

Kinder Morgan, Inc.	167,075	360,882

Total Energy		360,882

Total Warrants (Cost: $249,404)		360,882

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	1,416,000	1,184,130

Total Building Materials			1,184,130

Total Convertible Bonds (Cost: $1,416,000)			1,184,130

Limited Partnerships 0.5%
Issuer	Shares	Value ($)

Financials 0.5%
Capital Markets 0.5%

Lazard Ltd., Class A(c)	177,849	4,622,296

Total Financials		4,622,296

Total Limited Partnerships (Cost: $5,567,830)		4,622,296

Money Market Funds 3.8%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(d)(e)	34,180,872	34,180,872

Total Money Market Funds (Cost: $34,180,872)		34,180,872

Investments of Cash Collateral Received for Securities on Loan 1.7%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 1.7%
Natixis Financial Products, Inc. dated 6/29/12, matures 07/02/12, repurchase price
$10,000,208(f)	0.250%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$5,107,804(f)	0.190%	5,107,723	5,107,723

Total			15,107,723

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $15,107,723)			15,107,723

Total Investments (Cost: $864,663,543)			926,911,752

Other Assets & Liabilities, Net			(23,396,423)

Net Assets			903,515,329

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	At June 30, 2012, there was no capital committed to the LLC or LP for future investment.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	26,959,555	141,047,280	(133,825,963)	—	34,180,872	19,416	34,180,872

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	1,525,024

Fannie Mae REMICS	2,638,327

Federal Home Loan Banks	345,958

Federal National Mortgage Association	345,884

Freddie Mac Gold Pool	885,242

Freddie Mac Non Gold Pool	328,392

Freddie Mac REMICS	1,568,114

Government National Mortgage Association	1,856,756

United States Treasury Note/Bond	706,515

Total market value of collateral securities	10,200,212

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	3,183,885

Freddie Mac Gold Pool	2,025,993

Total market value of collateral securities	5,209,878

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	RealEstate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	102,201,520	—	—	102,201,520

Consumer Staples	52,747,314	5,325,465	—	58,072,779

Energy	71,941,438	—	—	71,941,438

Financials	176,391,444	—	—	176,391,444

Health Care	88,497,624	—	—	88,497,624

Industrials	137,645,793	—	—	137,645,793

Information Technology	69,490,268	—	—	69,490,268

Materials	70,384,072	—	—	70,384,072

Telecommunication Services	11,336,987	—	—	11,336,987

Utilities	85,493,924	—	—	85,493,924

Warrants

Energy	360,882	—	—	360,882

Total Equity Securities	866,491,266	5,325,465	—	871,816,731

Bonds

Convertible Bonds	—	1,184,130	—	1,184,130

Total Bonds	—	1,184,130	—	1,184,130

Other

Limited Partnerships	4,622,296	—	—	4,622,296

Money Market Funds	34,180,872	—	—	34,180,872

Investments of Cash Collateral Received for Securities on Loan	—	15,107,723	—	15,107,723

Total Other	38,803,168	15,107,723	—	53,910,891

Total	905,294,434	21,617,318	—	926,911,752

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $815,374,948)	$877,623,157

Affiliated issuers (identified cost $34,180,872)	34,180,872

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $15,107,723)	15,107,723

Total investments (identified cost $864,663,543)	926,911,752

Receivable for:

Investments sold	1,632,310

Capital shares sold	220,316

Dividends	2,661,656

Interest	62,415

Reclaims	47,267

Trustees’ deferred compensation plan	14,875

Total assets	931,550,591

Liabilities

Disbursements in excess of cash	1,658,334

Due upon return of securities on loan	15,107,723

Payable for:

Investments purchased	10,402,375

Capital shares purchased	190,722

Investment management fees	519,652

Distribution fees	9,506

Transfer agent fees	42,110

Administration fees	40,582

Compensation of board members	20,781

Other expenses	28,602

Trustees’ deferred compensation plan	14,875

Total liabilities	28,035,262

Net assets applicable to outstanding capital stock	$903,515,329

Represented by

Partners’ capital	$903,515,329

Total — representing net assets applicable to outstanding capital stock	$903,515,329

* Value of securities on loan	$14,806,907

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1

Net assets	$806,972,064

Shares outstanding	74,807,661

Net asset value per share	$10.79

Class 2

Net assets	$1,335,711

Shares outstanding	124,373

Net asset value per share	$10.74

Class 3

Net assets	$95,207,554

Shares outstanding	8,851,456

Net asset value per share	$10.76

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Net investment income

Income:

Dividends	$9,646,281

Interest	26,403

Dividends from affiliates	19,416

Income from securities lending — net	324,152

Foreign taxes withheld	(103,084)

Total income	9,913,168

Expenses:

Investment management fees	3,680,942

Distribution fees

Class 2	1,562

Class 3	63,384

Transfer agent fees

Class 1	269,322

Class 2	375

Class 3	30,423

Administration fees	286,713

Compensation of board members	16,027

Custodian fees	13,778

Printing and postage fees	22,213

Professional fees	17,300

Other	67,669

Total expenses	4,469,708

Net investment income	5,443,460

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	24,943,026

Foreign currency translations	(3,654)

Net realized gain	24,939,372

Net change in unrealized appreciation (depreciation) on:
Investments	41,549,131

Net change in unrealized appreciation	41,549,131

Net realized and unrealized gain	66,488,503

Net increase in net assets resulting from operations	$71,931,963

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$5,443,460	$6,609,510

Net realized gain	24,939,372	61,497,363

Net change in unrealized appreciation (depreciation)	41,549,131	(139,360,986)

Net increase (decrease) in net assets resulting from operations	71,931,963	(71,254,113)

Increase (decrease) in net assets from share transactions	(125,821,878)	171,141,165

Total increase (decrease) in net assets	(53,889,915)	99,887,052

Net assets at beginning of period	957,405,244	857,518,192

Net assets at end of period	$903,515,329	$957,405,244

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,756,740	18,750,851	20,466,015	205,118,325

Fund merger	—	—	1,618,236	19,449,223

Redemptions	(12,308,619)	(132,908,616)	(2,435,610)	(26,426,977)

Net increase (decrease)	(10,551,879)	(114,157,765)	19,648,641	198,140,571

Class 2 shares

Subscriptions	26,060	284,819	86,116	931,857

Redemptions	(9,429)	(102,093)	(7,702)	(78,257)

Net increase	16,631	182,726	78,414	853,600

Class 3 shares

Subscriptions	17,138	182,665	72,448	753,950

Redemptions	(1,103,294)	(12,029,504)	(2,658,234)	(28,606,956)

Net increase	(1,086,156)	(11,846,839)	(2,585,786)	(27,853,006)

Total net increase (decrease)	(11,621,404)	(125,821,878)	17,141,269	171,141,165

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.04		$10.96	$9.92

Income from investment operations:

Net investment income	0.06		0.08	0.06

Net realized and unrealized gain (loss)	0.69		(1.00)	0.98

Total from investment operations	0.75		(0.92)	1.04

Net asset value, end of period	$10.79		$10.04	$10.96

Total return	7.47%		(8.39%)	10.48%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.88%	(c)	0.87%	0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.88%	(c)	0.87%	0.85%	(c)

Net investment income	1.10%	(c)	0.77%	0.94%	(c)

Supplemental data

Net assets, end of period (in thousands)	$806,972		$856,802	$720,087

Portfolio turnover	25%		59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.01		$10.95	$9.92

Income from investment operations:

Net investment income	0.05		0.06	0.07

Net realized and unrealized gain (loss)	0.68		(1.00)	0.96

Total from investment operations	0.73		(0.94)	1.03

Net asset value, end of period	$10.74		$10.01	$10.95

Total return	7.29%		(8.58%)	10.38%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.13%	(c)	1.13%	1.12%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.13%	(c)	1.13%	1.12%	(c)

Net investment income	0.94%	(c)	0.62%	1.02%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,336		$1,078	$321

Portfolio turnover	25%		59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$10.02		$10.95	$8.94	$6.34	$14.60	$13.49

Income from investment operations:

Net investment income (loss)	0.05		0.06	0.06	0.10	0.08	0.10

Net realized and unrealized gain (loss)	0.69		(0.99)	1.95	2.50	(5.52)	1.29

Total from investment operations	0.74		(0.93)	2.01	2.60	(5.44)	1.39

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.11)

Net realized gains	—		—	—	—	(2.82)	(0.17)

Total distributions to shareholders	—		—	—	—	(2.82)	(0.28)

Net asset value, end of period	$10.76		$10.02	$10.95	$8.94	$6.34	$14.60

Total return	7.38%		(8.49%)	22.51%	40.93%	(45.10%)	10.35%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.01%	(b)	1.00%	1.00%	0.85%	1.04%	1.03%

Net expenses after fees waived or expenses reimbursed(c)	1.01%	(b)	1.00%	1.00%	0.85%	1.04%	1.03%

Net investment income	1.00%	(b)	0.57%	0.65%	1.48%	1.01%	0.72%

Supplemental data

Net assets, end of period (in thousands)	$95,208		$99,525	$137,110	$242,390	$247,395	$354,737

Portfolio turnover	25%		59%	80%	39%	47%	77%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2012	19

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally,

20	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.74% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $2,756.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2012	21

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.900%
Class 2	1.150
Class 3	1.025

Prior to May 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.895%
Class 2	1.145
Class 3	1.020

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $241,226,618 and $370,063,578, respectively, for the six months ended June 30, 2012.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not

22	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $14,806,907 were on loan, secured by cash collateral of $15,107,723 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 95.5% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Mid Cap Value Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $927,691,142 and the combined net assets immediately after the acquisition were $947,140,365.

The merger was accomplished by a tax-free exchange of 1,361,953 shares of the acquired fund valued at $19,449,223 (including $5,617,681 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	1,618,236

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $6.5 million, $62.4 million, $(138.4) million and $(69.5) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

Semiannual Report 2012	23

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	25

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Value Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance

26	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Approval of Investment Management Services Agreement (continued)

of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012	27

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

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28	Semiannual Report 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	29

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6479 C (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the fund) Class 3 shares returned 9.31% for the six months ended June 30, 2012.

>	The fund outperformed its benchmark, the Russell 2000 Index, which increased 8.53% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
		6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	9.38	-4.55	-0.36	6.21
Class 2*	05/03/10	9.33	-4.81	-0.54	6.05
Class 3	09/15/99	9.31	-4.72	-0.41	6.18
Russell 2000 Index		8.53	-2.08	0.54	7.00

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Consumer Discretionary	18.7
Consumer Staples	8.6
Energy	4.7
Financials	13.2
Health Care	11.7
Industrials	26.7
Information Technology	11.9
Materials	4.2
Other (a)	0.3

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Top Ten Holdings (%) (at June 30, 2012)
Lennar Corp., Class A	4.4
EnerSys	4.1
Penn National Gaming, Inc.	4.0
Quest Software, Inc.	3.8
WellCare Health Plans, Inc.	3.8
United Continental Holdings, Inc.	3.6
Texas Roadhouse, Inc.	3.5
Aspen Insurance Holdings Ltd.	3.4
Mueller Industries, Inc.	3.4
Belden, Inc.	3.3

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Neil Eigen

Richard Rosen

Semiannual Report 2012	3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Understanding Your Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,093.80	1,020.14	4.95	4.77	0.95
Class 2	1,000.00	1,000.00	1,093.30	1,018.90	6.25	6.02	1.20
Class 3	1,000.00	1,000.00	1,093.10	1,019.54	5.57	5.37	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.8%
Issuer	Shares	Value ($)

Consumer Discretionary 18.7%
Auto Components 1.0%

American Axle & Manufacturing Holdings, Inc.(a)(b)	140,000	1,468,600

Diversified Consumer Services 3.0%

Sotheby’s(a)	130,000	4,336,800

Hotels, Restaurants & Leisure 7.4%

Penn National Gaming, Inc.(b)	130,000	5,796,700

Texas Roadhouse, Inc.	275,000	5,068,250

Total		10,864,950

Household Durables 4.4%

Lennar Corp., Class A(a)	208,000	6,429,280

Textiles, Apparel & Luxury Goods 2.9%

Hanesbrands, Inc.(a)(b)	150,000	4,159,500

Total Consumer Discretionary		27,259,130

Consumer Staples 8.6%
Food Products 5.6%

Dean Foods Co.(b)	250,000	4,257,500

Smithfield Foods, Inc.(b)	185,000	4,001,550

Total		8,259,050

Personal Products 3.0%

Herbalife Ltd.	90,000	4,349,700

Total Consumer Staples		12,608,750

Energy 4.7%
Energy Equipment & Services 4.7%

Exterran Holdings, Inc.(a)(b)	130,400	1,662,600

Superior Energy Services, Inc.(b)	118,700	2,401,301

Tetra Technologies, Inc.(a)(b)	400,000	2,852,000

Total		6,915,901

Total Energy		6,915,901

Financials 13.3%
Insurance 13.3%

Aspen Insurance Holdings Ltd.	170,000	4,913,000

Endurance Specialty Holdings Ltd.	80,000	3,065,600

Hanover Insurance Group, Inc. (The)	90,000	3,521,700

Infinity Property & Casualty Corp.	70,000	4,036,900

Lincoln National Corp.	175,000	3,827,250

Total		19,364,450

Total Financials		19,364,450

Common Stocks (continued)
Issuer	Shares	Value ($)

Health Care 11.7%
Health Care Equipment & Supplies 2.5%

Analogic Corp.	30,400	1,884,800

Sirona Dental Systems, Inc.(b)	40,000	1,800,400

Total		3,685,200

Health Care Providers & Services 3.8%

WellCare Health Plans, Inc.(b)	105,000	5,565,000

Pharmaceuticals 5.4%

Impax Laboratories, Inc.(a)(b)	150,000	3,040,500

Salix Pharmaceuticals Ltd.(a)(b)	88,000	4,790,720

Total		7,831,220

Total Health Care		17,081,420

Industrials 26.7%
Aerospace & Defense 3.3%

Cubic Corp.	100,000	4,808,000

Airlines 3.6%

United Continental Holdings, Inc.(a)(b)	215,000	5,230,950

Commercial Services & Supplies 4.2%

Brink’s Co. (The)	90,000	2,086,200

Waste Connections, Inc.	135,000	4,039,200

Total		6,125,400

Construction & Engineering 2.2%

Shaw Group, Inc. (The)(b)	120,000	3,277,200

Electrical Equipment 7.4%

Belden, Inc.	145,000	4,835,750

EnerSys(b)	170,000	5,961,900

Total		10,797,650

Machinery 4.3%

Mueller Industries, Inc.	115,000	4,897,850

Navistar International Corp.(b)	3,000	85,110

Wabash National Corp.(a)(b)	207,200	1,371,664

Total		6,354,624

Road & Rail 1.7%

Swift Transportation Co.(b)	258,300	2,440,935

Total Industrials		39,034,759

Information Technology 11.9%
IT Services 2.8%

CACI International, Inc., Class A(a)(b)	73,000	4,016,460

Semiconductors & Semiconductor Equipment 5.3%

Cypress Semiconductor Corp.(b)	270,000	3,569,400

ON Semiconductor Corp.(b)	590,000	4,189,000

Total		7,758,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Software 3.8%

Quest Software, Inc.(b)	200,000	5,570,000

Total Information Technology		17,344,860

Materials 4.2%
Chemicals 2.9%

Minerals Technologies, Inc.	65,000	4,145,700

Containers & Packaging 1.3%

Owens-Illinois, Inc.(b)	100,000	1,917,000

Total Materials		6,062,700

Total Common Stocks (Cost: $101,168,249)		145,671,970

Money Market Funds 0.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	480,641	480,641

Total Money Market Funds (Cost: $480,641)		480,641

Investments of Cash Collateral Received for Securities on Loan 13.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 13.1%
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$7,000,146(e)	0.250%	7,000,000	7,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$5,000,104(e)	0.250%	5,000,000	5,000,000

Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price
$5,000,100(e)	0.240%	5,000,000	5,000,000

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$1,000,023(e)	0.270%	1,000,000	1,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$1,191,949(e)	0.190%	1,191,930	1,191,930

Total			19,191,930

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $19,191,930)			19,191,930

Total Investments
(Cost: $120,840,820)			165,344,541

Other Assets & Liabilities, Net			(19,305,268)

Net Assets			146,039,273

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	68,066	11,792,296	(11,379,721)	—	480,641	569	480,641

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	3,291,431

Freddie Mac REMICS	3,848,569

Total market value of collateral securities	7,140,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	762,512

Fannie Mae REMICS	1,319,164

Federal Home Loan Banks	172,979

Federal National Mortgage Association	172,941

Freddie Mac Gold Pool	442,621

Freddie Mac Non Gold Pool	164,196

Freddie Mac REMICS	784,057

Government National Mortgage Association	928,378

United States Treasury Note/Bond	353,258

Total market value of collateral securities	5,100,106

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	3,462,835

Freddie Mac Gold Pool	1,637,165

Total market value of collateral securities	5,100,000

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	83,830

Fannie Mae REMICS	151,754

Fannie Mae-Aces	9,883

Freddie Mac Reference REMIC	3,052

Freddie Mac REMICS	370,869

Government National Mortgage Association	400,612

Total market value of collateral securities	1,020,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	742,986

Freddie Mac Gold Pool	472,783

Total market value of collateral securities	1,215,769

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	27,259,130	—	—	27,259,130

Consumer Staples	12,608,750	—	—	12,608,750

Energy	6,915,901	—	—	6,915,901

Financials	19,364,450	—	—	19,364,450

Health Care	17,081,420	—	—	17,081,420

Industrials	39,034,759	—	—	39,034,759

Information Technology	17,344,860	—	—	17,344,860

Materials	6,062,700	—	—	6,062,700

Total Equity Securities	145,671,970	—	—	145,671,970

Other

Money Market Funds	480,641	—	—	480,641

Investments of Cash Collateral Received for Securities on Loan	—	19,191,930	—	19,191,930

Total Other	480,641	19,191,930	—	19,672,571

Total	146,152,611	19,191,930	—	165,344,541

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $101,168,249)	$145,671,970

Affiliated issuers (identified cost $480,641)	480,641

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $19,191,930)	19,191,930

Total investments (identified cost $120,840,820)	165,344,541

Receivable for:

Capital shares sold	66,805

Dividends	40,128

Interest	2,910

Expense reimbursement due from Investment Manager	12,054

Prepaid expenses	223

Total assets	165,466,661

Liabilities

Due upon return of securities on loan	19,191,930

Payable for:

Capital shares purchased	93,711

Investment management fees	87,992

Distribution fees	9,195

Transfer agent fees	6,683

Administration fees	8,911

Compensation of board members	9,559

Other expenses	19,407

Total liabilities	19,427,388

Net assets applicable to outstanding capital stock	$146,039,273

Represented by

Partners’ capital	$146,039,273

Total — representing net assets applicable to outstanding capital stock	$146,039,273

* Value of securities on loan	$19,159,468

Class 1

Net assets	$63,518,011

Shares outstanding	5,504,562

Net asset value per share	$11.54

Class 2

Net assets	$13,938,205

Shares outstanding	1,214,210

Net asset value per share	$11.48

Class 3

Net assets	$68,583,057

Shares outstanding	5,956,898

Net asset value per share	$11.51

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income

Income:

Dividends	$471,895

Dividends from affiliates	569

Income from securities lending — net	19,499

Total income	491,963

Expenses:

Investment management fees	597,549

Distribution fees

Class 2	17,342

Class 3	44,723

Transfer agent fees

Class 1	19,754

Class 2	4,162

Class 3	21,466

Administration fees	60,512

Compensation of board members	7,311

Custodian fees	2,300

Printing and postage fees	25,604

Professional fees	15,038

Other	8,650

Total expenses	824,411

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(45,765)

Total net expenses	778,646

Net investment loss	(286,683)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	3,318,277

Net realized gain	3,318,277

Net change in unrealized appreciation (depreciation) on:

Investments	10,379,627

Net change in unrealized appreciation	10,379,627

Net realized and unrealized gain	13,697,904

Net increase in net assets resulting from operations	$13,411,221

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment loss	$(286,683)	$(571,263)

Net realized gain	3,318,277	12,668,206

Net change in unrealized appreciation (depreciation)	10,379,627	(29,834,853)

Net increase (decrease) in net assets resulting from operations	13,411,221	(17,737,910)

Increase (decrease) in net assets from share transactions	(10,410,514)	72,412,885

Total increase in net assets	3,000,707	54,674,975

Net assets at beginning of period	143,038,566	88,363,591

Net assets at end of period	$146,039,273	$143,038,566

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	154,120	1,785,308	144,231	1,490,283

Fund merger	—	—	6,781,457	81,360,557

Redemptions	(493,540)	(5,670,079)	(1,082,187)	(12,224,319)

Net increase (decrease)	(339,420)	(3,884,771)	5,843,501	70,626,521

Class 2 shares

Subscriptions	79,507	928,513	193,048	2,210,037

Fund merger	—	—	1,337,306	16,012,684

Redemptions	(89,375)	(1,029,600)	(322,797)	(3,687,018)

Net increase (decrease)	(9,868)	(101,087)	1,207,557	14,535,703

Class 3 Shares

Subscriptions	26,152	296,569	162,703	1,854,194

Redemptions	(579,878)	(6,721,225)	(1,314,085)	(14,603,533)

Net increase	(553,726)	(6,424,656)	(1,151,382)	(12,749,339)

Total net increase (decrease)	(903,014)	(10,410,514)	5,899,676	72,412,885

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended Dec 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.55		$11.52		$10.40

Income from investment operations:

Net investment loss	(0.02)		(0.03)		(0.04)

Net realized and unrealized gain (loss)	1.01		(0.94)		1.16

Total from investment operations	0.99		(0.97)		1.12

Net asset value, end of period	$11.54		$10.55		$11.52

Total return	9.38%		(8.42%	)	10.77%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.01%	(c)	0.98%		1.09%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)	0.96%		1.09%	(c)

Net investment loss	(0.30%	)(c)	(0.27%	)	(0.58%	)(c)

Supplemental data

Net assets, end of period (in thousands)	$63,518		$61,631		$6

Portfolio turnover	3%		13%		5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended Dec 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.50		$11.50	$10.40

Income from investment operations:

Net investment loss	(0.03)		(0.06)	(0.05)

Net realized and unrealized gain (loss)	1.01		(0.94)	1.15

Total from investment operations	0.98		(1.00)	1.10

Net asset value, end of period	$11.48		$10.50	$11.50

Total return	9.33%		(8.70%)	10.58%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.26%	(c)	1.24%	1.36%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.20%	(c)	1.21%	1.33%	(c)

Net investment loss	(0.54%)	(c)	(0.52%)	(0.66%)	(c)

Supplemental data

Net assets, end of period (in thousands)	$13,938		$12,858	$190

Portfolio turnover	3%		13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended Dec 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$10.53		$11.51	$9.08	$6.49	$11.80	$13.03

Income from investment operations:

Net investment income (loss)	(0.02)		(0.05)	(0.07)	(0.04)	0.02	0.01

Net realized and unrealized gain (loss)	1.00		(0.93)	2.50	2.63	(4.23)	(0.52)

Total from investment operations	0.98		(0.98)	2.43	2.59	(4.21)	(0.51)

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.02)

Net realized gains	—		—	—	—	(1.10)	(0.70)

Total distributions to shareholders	—		—	—	—	(1.10)	(0.72)

Net asset value, end of period	$11.51		$10.53	$11.51	$9.08	$6.49	$11.80

Total return	9.31%		(8.51%)	26.79%	39.81%	(38.59%)	(4.19%)

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.13%	(b)	1.13%	1.21%	1.09%	1.06%	1.01%

Net expenses after fees waived or expenses reimbursed(c)	1.07%	(b)	1.10%	1.20%	1.09%	0.96%	1.01%

Net investment income (loss)	(0.42%)	(b)	(0.45%)	(0.76%)	(0.56%)	0.19%	0.06%

Supplemental data

Net assets, end of period (in thousands)	$68,583		$68,550	$88,168	$78,895	$68,398	$160,788

Portfolio turnover	3%		13%	5%	6%	269%	150%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2012	17

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

18	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.79% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the

Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,137.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Semiannual Report 2012	19

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.930%
Class 2	1.180
Class 3	1.055

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.955%
Class 2	1.205
Class 3	1.080

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $4,732,380 and $16,246,632, respectively, for the six months ended June 30, 2012.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $19,159,468 were on loan, secured by cash collateral of $19,191,930 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

20	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, one unaffiliated shareholder account owned 34.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 45.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 9. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Smaller-Cap Value Portfolio (the acquired fund), a series of Seligman Portfolios, Inc. (the Corporation). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $90,598,441 and the combined net assets immediately after the acquisition were $187,971,682.

The merger was accomplished by a tax-free exchange of 11,547,793 shares of the acquired fund valued at $97,373,241 (including $22,270,961 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	6,781,457
Class 2	1,337,306

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward. The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment loss, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $(0.6) million, $17.9 million, $(31.2) million and $(13.9) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to

Semiannual Report 2012	21

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Fund did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	23

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance

24	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Approval of Investment Management Services Agreement (continued)

of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012	25

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

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26	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

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Semiannual Report 2012	27

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

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28	Semiannual Report 2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	29

Columbia Variable Portfolio — Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6488 C (08/12)

Semiannual Report June 30, 2012

Portfolio Navigator Funds

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

Please remember that you may not buy (nor will you own) shares of the funds directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the funds. Please contact your financial advisor or insurance representative for more information.

Portfolio Navigator Funds

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Conservative Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Conservative Portfolio (the fund) Class 2 shares gained 3.59% for the six-months ended June 30, 2012.

>	The fund outperformed its bond benchmark, the Barclays U.S. Aggregate Bond Index, which rose 2.37% during the same period.

>	The Russell 3000 Index, the fund’s domestic equity benchmark, increased 9.32% during the same period.

>	The MSCI All Country World Index ex-U.S. (Gross), a component of the Blended Index, increased 3.13% during the same period.

>	The Citigroup 3-Month U.S. Treasury Bill Index, gained 0.03% during the same period.

>

The fund’s Blended Index, composed of 70% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI All Country World Index ex-U.S. (Gross), rose 3.26% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	3.59	3.59	5.98
Class 4	05/07/10	3.59	3.69	5.98
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.23
Russell 3000 Index		9.32	3.84	12.17
MSCI All Country World index ex-U.S. (Gross)		3.13	-14.15	4.26
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.04	0.10	*
Blended Index		3.26	5.17	5.95	*

*	Return from 04/30/10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index (ACWI) ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-U.S. (Gross) includes both developed and emerging markets.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

The Blended Index for Variable Portfolio — Conservative Portfolio is a hypothetical representation of the performance of the fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI ex-U.S. (Gross); bonds — Barclays U.S. Aggregate Bond Index; and cash — Citigroup 3-Month U.S. Treasury Bill Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Equity Funds	19.8
Global Real Estate	0.5
International	4.1
U.S. Large Cap	10.5
U.S. Mid Cap	3.2
U.S. Small Cap	1.5
Fixed-Income Funds	72.7
Emerging Markets	1.1
Floating Rate	3.6
Global Bond	2.5
High Yield	1.8
Inflation Protected Securities	6.9
Investment Grade	55.0
Multisector	1.8
Alternative Investments	1.6
Money Market Funds	5.9

Top Five Holdings (%) (at June 30, 2012)
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	11.8
Variable Portfolio — American Century Diversified Bond Fund, Class 1	11.8
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	10.8
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	7.7
Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	6.9

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Kent Bergene

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Semiannual Report 2012	3

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderately Conservative Portfolio (the fund) Class 2 shares rose 4.19% for the six-months ended June 30, 2012.

>	The fund outperformed its bond benchmark, the Barclays U.S. Aggregate Bond Index, which rose 2.37% during the same period.

>	The Russell 3000 Index, the fund’s domestic equity benchmark, increased 9.32% during the same period.

>	The MSCI All Country World Index ex-U.S. (Gross), a component of the Blended Index, increased 3.13% during the same period.

>	The Citigroup 3-Month U.S. Treasury Bill Index, gained 0.03% during the same period.

>

The fund’s Blended Index, composed of 60% Barclays U.S. Aggregate Bond Index, 24.5% Russell 3000 Index, 10.5% MSCI All Country World Index ex-U.S. (Gross) and 5% Citigroup 3-Month U.S. Treasury Bill Index, advanced 4.19% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	4.19	2.33	6.47
Class 4	05/07/10	4.19	2.41	6.56
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.23
Russell 3000 Index		9.32	3.84	12.17
MSCI All Country World Index ex-U.S. (Gross)		3.13	-14.15	4.26
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.04	0.10	*
Blended Index		4.19	4.28	6.32	*

*	Return from 04/30/10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index (ACWI) ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-U.S. (Gross) includes both developed and emerging markets.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

The Blended Index for Variable Portfolio — Moderately Conservative Portfolio is a hypothetical representation of the performance of the fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI ex-U.S. (Gross); bonds — Barclays U.S. Aggregate Bond Index; and cash — Citigroup 3-Month U.S. Treasury Bill Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

4	Semiannual Report 2012

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Equity Funds	35.0
Global Real Estate	0.8
International	8.6
U.S. Large Cap	18.1
U.S. Mid Cap	5.0
U.S. Small Cap	2.5
Fixed-Income Funds	61.5
Emerging Markets	1.0
Floating Rate	1.7
Global Bond	1.9
High Yield	1.3
Inflation Protected Securities	6.9
Investment Grade	47.7
Multisector	1.0
Alternative Investments	1.5
Money Market Funds	2.0

Top Five Holdings (%) (at June 30, 2012)
Variable Portfolio — American Century Diversified Bond Fund, Class 1	9.0
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	8.9
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	8.1
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	8.0
Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	6.9

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Kent Bergene

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Semiannual Report 2012	5

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderate Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderate Portfolio (the fund) Class 2 shares gained 5.07% for the six-months ended June 30, 2012.

>	The fund outperformed its bond benchmark, the Barclays U.S. Aggregate Bond Index, which rose 2.37% during the same period.

>	The Russell 3000 Index, the fund’s domestic equity benchmark, increased 9.32% during the same period.

>	The MSCI All Country World Index ex-U.S. (Gross), a component of the Blended Index, increased 3.13% during the same period.

>	The fund’s Blended Index, composed of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI All Country World Index ex-U.S. (Gross) rose 5.09% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
		6 Months cumulative	1 Year	Life
Class 2	05/07/10	5.07	1.13	7.20
Class 4	05/07/10	5.16	1.22	7.29
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.23
Russell 3000 Index		9.32	3.84	12.17
MSCI All Country World Index ex-U.S. (Gross)		3.13	-14.15	4.26
Blended Index		5.09	3.30	8.48

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index (ACWI) ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-U.S. (Gross) includes both developed and emerging markets.

The Blended Index for Variable Portfolio — Moderate Portfolio is a hypothetical representation of the performance of the fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI ex-U.S. (Gross); and bonds — Barclays U.S. Aggregate Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

6	Semiannual Report 2012

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Equity Funds	50.1
Global Real Estate	1.1
International	12.5
U.S. Large Cap	25.5
U.S. Mid Cap	7.2
U.S. Small Cap	3.8
Fixed-Income Funds	48.5
Emerging Markets	1.0
Floating Rate	1.7
Global Bond	2.5
High Yield	2.8
Inflation Protected Securities	6.2
Investment Grade	31.6
Multisector	2.7
Alternative Investments	1.4
Money Market Funds	0.0	(a)

(a)	Rounds to less than 0.1%.

Top Five Holdings (%) (at June 30, 2012)
Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	6.1
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	5.9
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	5.8
Variable Portfolio — American Century Diversified Bond Fund, Class 1	5.8
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	5.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Kent Bergene

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Semiannual Report 2012	7

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderately Aggressive Portfolio (the fund) Class 2 shares gained 5.71% for the six-months ended June 30, 2012.

>	The fund underperformed its domestic equity benchmark, the Russell 3000 Index, which rose 9.32% during the same period.

>	The fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, advanced 2.37% during the same period.

>	The MSCI All Country World Index ex-U.S. (Gross), a component of the Blended Index, increased 3.13% during the same period.

>	The fund’s Blended Index, composed of 45.5% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19.5% MSCI All Country World Index ex-U.S. (Gross) rose 5.85% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	5.71	-0.43	7.46
Class 4	05/07/10	5.70	-0.34	7.55
Russell 3000 Index		9.32	3.84	12.17
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.23
MSCI All Country World Index ex-U.S. (Gross)		3.13	-14.15	4.26
Blended Index		5.85	1.86	8.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

The MSCI All Country World Index (ACWI) ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-U.S. (Gross) includes both developed and emerging markets.

The Blended Index for Variable Portfolio — Moderately Aggressive Portfolio is a hypothetical representation of the performance of the fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI ex-U.S. (Gross); and bonds — Barclays U.S. Aggregate Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

8	Semiannual Report 2012

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Equity Funds	65.0
Global Real Estate	1.0
International	16.4
U.S. Large Cap	33.9
U.S. Mid Cap	8.6
U.S. Small Cap	5.1
Fixed-Income Funds	33.5
Emerging Markets	0.7
Floating Rate	1.6
Global Bond	2.5
High Yield	1.7
Inflation Protected Securities	4.1
Investment Grade	21.2
Multisector	1.7
Alternative Investments	1.5
Money Market Funds	0.0	(a)

(a)	Rounds to less than 0.1%.

Top Five Holdings (%) (at June 30, 2012)
Variable Portfolio — Invesco International Growth Fund, Class 1	5.2
Variable Portfolio — NFJ Dividend Value Fund, Class 1	4.9
Variable Portfolio — MFS Value Fund, Class 1	4.8
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	4.6
Variable Portfolio — American Century Growth Fund, Class 1	4.6

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Kent Bergene

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Semiannual Report 2012	9

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Aggressive Portfolio (the fund) Class 2 Shares increased 6.31% for the six-months ended June 30, 2012.

>	The fund underperformed its domestic equity benchmark, the Russell 3000 Index, which increased 9.32% during the same period.

>	The MSCI All Country World index ex-U.S. (Gross), a component of the Blended Index, increased 3.13% during the same period.

>	The fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, advanced 2.37% during the same period.

>	The fund’s Blended Index, composed of 56% Russell 3000® Index, 24% MSCI All Country World Index ex-U.S. (Gross) and 20% Barclays U.S. Aggregate Bond Index, rose 6.57% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	6.31	-1.94	7.79
Class 4	05/07/10	6.30	-1.94	7.87
Russell 3000 Index		9.32	3.84	12.17
MSCI All Country World Index ex-U.S. (Gross)		3.13	-14.15	4.26
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.23
Blended Index		6.57	0.34	9.40

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index (ACWI) ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-U.S. (Gross) includes both developed and emerging markets.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

The Blended Index for Variable Portfolio — Aggressive Portfolio is a hypothetical representation of the performance of the fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI ex-U.S. (Gross); and bonds — Barclays U.S. Aggregate Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

10	Semiannual Report 2012

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Equity Funds	79.8
Global Real Estate	1.0
International	20.5
U.S. Large Cap	41.0
U.S. Mid Cap	11.5
U.S. Small Cap	5.8
Fixed-Income Funds	18.8
Emerging Markets	0.4
Floating Rate	1.7
Global Bond	1.7
Inflation Protected Securities	2.4
Investment Grade	11.1
Multisector	1.5
Alternative Investments	1.4
Money Market Funds	0.0	(a)

(a)	Rounds to less than 0.1%.

Top Five Holdings (%) (at June 30, 2012)
Variable Portfolio — Invesco International Growth Fund, Class 1	6.4
Variable Portfolio — NFJ Dividend Value Fund, Class 1	5.9
Variable Portfolio — MFS Value Fund, Class 1	5.8
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	5.6
Variable Portfolio — American Century Growth Fund, Class 1	5.6

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Kent Bergene

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Semiannual Report 2012	11

Portfolio Navigator Funds

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

12	Semiannual Report 2012

Portfolio Navigator Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual

Variable Portfolio – Conservative Portfolio
Class 2	1,000.00	1,000.00	1,035.90	1,023.52	1.37	1.36	0.27	4.40	4.38	0.87
Class 4	1,000.00	1,000.00	1,035.90	1,023.57	1.32	1.31	0.26	4.35	4.33	0.86

Variable Portfolio – Moderately Conservative Portfolio
Class 2	1,000.00	1,000.00	1,041.90	1,023.52	1.37	1.36	0.27	4.72	4.68	0.93
Class 4	1,000.00	1,000.00	1,041.90	1,023.67	1.22	1.21	0.24	4.57	4.53	0.90

Variable Portfolio – Moderate Portfolio
Class 2	1,000.00	1,000.00	1,050.70	1,023.52	1.38	1.36	0.27	5.05	4.98	0.99
Class 4	1,000.00	1,000.00	1,051.60	1,023.72	1.17	1.16	0.23	4.85	4.78	0.95

Variable Portfolio – Moderately Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,057.10	1,023.52	1.38	1.36	0.27	5.27	5.18	1.03
Class 4	1,000.00	1,000.00	1,057.00	1,023.72	1.18	1.16	0.23	5.06	4.98	0.99

Variable Portfolio – Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,063.10	1,023.52	1.38	1.36	0.27	5.44	5.33	1.06
Class 4	1,000.00	1,000.00	1,063.00	1,023.82	1.08	1.06	0.21	5.13	5.03	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	13

Portfolio Navigator Funds

Investments in Affiliated Funds

Variable Portfolio – Conservative Portfolio

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 19.8%
	Shares	Value ($)

Global Real Estate 0.5%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	1,362,819	15,563,393

International 4.1%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	845,437	9,164,540

Variable Portfolio — DFA International Value Fund, Class 1	3,860,331	33,314,660

Variable Portfolio — Invesco International Growth Fund, Class 1	3,311,402	35,431,999

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	1,101,288	12,004,040

Variable Portfolio — Pyramis® International Equity Fund, Class 1	3,357,145	33,202,161

Total		123,117,400

U.S. Large Cap 10.5%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)	3,134,416	42,502,684

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)	1,236,124	12,979,302

Variable Portfolio — American Century Growth Fund, Class 1(a)	3,399,316	42,219,503

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)	1,240,719	15,422,137

Variable Portfolio — Davis New York Venture Fund, Class 1(a)	2,224,010	22,885,063

Variable Portfolio — MFS Value Fund, Class 1(a)	3,923,001	45,585,272

Variable Portfolio — Marsico Growth Fund, Class 1(a)	3,244,301	41,462,163

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)	3,733,716	46,074,056

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)	3,392,668	42,103,012

Total		311,233,192

U.S. Mid Cap 3.2%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)	1,290,635	12,544,975

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)	470,907	6,248,931

Equity Funds (continued)
	Shares	Value ($)

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)	1,699,820	18,341,062

Variable Portfolio — Goldman Sachs Mid Cap Value Fund, Class 1(a)	2,711,940	30,563,560

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)	2,111,486	27,132,591

Total		94,831,119

U.S. Small Cap 1.5%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)	868,994	10,879,800

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)	2,178,906	33,598,737

Total		44,478,537

Total Equity Funds (Cost: $534,197,168)		589,223,641

Fixed-Income Funds 72.7%
Emerging Markets 1.1%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	3,184,107	31,299,767

Floating Rate 3.6%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	10,884,263	105,795,037

Global Bond 2.5%
Columbia Variable Portfolio — Global Bond Fund, Class 1	6,423,565	75,669,591

High Yield 1.8%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	5,492,236	53,494,379

Inflation Protected Securities 6.9%
Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	22,189,988	205,701,191

Investment Grade 55.0%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	29,643,148	321,331,732

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	22,110,043	228,617,841

Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1	9,953,852	103,320,981

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2012 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)

Variable Portfolio — American Century Diversified Bond Fund, Class 1	31,628,439	350,126,827

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	32,137,372	350,297,355

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	11,351,343	118,053,965

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	15,987,276	163,709,703

Total		1,635,458,404

Multisector 1.8%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	5,821,245	53,497,245

Total Fixed-Income Funds (Cost: $2,128,196,474)		2,160,915,614

Alternative Investments 1.6%
	Shares	Value ($)

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	701,058	7,080,690

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)	3,957,455	38,980,931

Total Alternative Investments (Cost: $46,168,396)		46,061,621

Money Market Funds 5.9%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.011%(b)	175,027,807	175,027,807

Total Money Market Funds (Cost: $175,027,807)		175,027,807

Total Investments in Affiliated Funds
(Cost: $2,883,589,845)		2,971,228,683

Other Assets and Liabilities		(31,341)

Net Assets		2,971,197,342

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	2,971,228,683	—	—	2,971,228,683

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Portfolio Navigator Funds

Investments in Affiliated Funds

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 35.0%
	Shares	Value ($)

Global Real Estate 0.8%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	4,225,423	48,254,328

International 8.6%
Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Class 1	2,244,764	31,359,347

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	5,242,020	56,823,495

Variable Portfolio — DFA International Value Fund, Class 1	14,314,970	123,538,192

Variable Portfolio — Invesco International Growth Fund, Class 1	16,201,542	173,356,503

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	3,720,014	40,548,156

Variable Portfolio — Pyramis® International Equity Fund, Class 1	10,844,165	107,248,790

Total		532,874,483

U.S. Large Cap 18.1%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)	11,103,695	150,566,106

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)	4,361,485	45,795,589

Variable Portfolio — American Century Growth Fund, Class 1(a)	12,240,987	152,033,063

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)	4,817,414	59,880,453

Variable Portfolio — Davis New York Venture Fund, Class 1(a)	7,873,253	81,015,768

Variable Portfolio — MFS Value Fund, Class 1(a)	13,769,132	159,997,314

Variable Portfolio — Marsico Growth Fund, Class 1(a)	11,690,574	149,405,540

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)	13,124,830	161,960,407

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)	12,265,048	152,209,242

Total		1,112,863,482

U.S. Mid Cap 5.0%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)	4,619,001	44,896,685

Equity Funds (continued)
	Shares	Value ($)

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)	1,417,899	18,815,525

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)	6,341,841	68,428,465

Variable Portfolio — Goldman Sachs Mid Cap Value Fund, Class 1(a)	7,251,622	81,725,782

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)	7,240,280	93,037,603

Total		306,904,060

U.S. Small Cap 2.5%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)	3,539,441	44,313,796

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)	7,350,674	113,347,399

Total		157,661,195

Total Equity Funds (Cost: $1,868,499,157)		2,158,557,548

Fixed-Income Funds 61.5%
Emerging Markets 1.0%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	6,474,380	63,643,154

Floating Rate 1.7%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	10,606,818	103,098,276

Global Bond 1.9%
Columbia Variable Portfolio — Global Bond Fund, Class 1	9,883,197	116,424,057

High Yield 1.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	8,265,268	80,503,710

Inflation Protected Securities 6.9%
Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	45,703,187	423,668,543

Investment Grade 47.7%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	45,825,834	496,752,040

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	47,646,848	492,668,403

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2012 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)

Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1	17,606,939	182,760,028

Variable Portfolio — American Century Diversified Bond Fund, Class 1	49,950,156	552,948,224

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	50,196,256	547,139,194

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	29,244,701	304,144,895

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	35,647,811	365,033,585

Total		2,941,446,369

Multisector 1.0%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	6,693,330	61,511,703

Total Fixed-Income Funds (Cost: $3,736,302,770)		3,790,295,812

Alternative Investments 1.5%
	Shares	Value ($)

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	2,851,569	28,800,841

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)	6,384,765	62,889,939

Total Alternative Investments (Cost: $92,185,312)		91,690,780

Money Market Funds 2.0%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.011%(b)	120,890,917	120,890,917

Total Money Market Funds (Cost: $120,890,917)		120,890,917

Total Investments in Affiliated Funds
(Cost: $5,817,878,156)		6,161,435,057

Other Assets and Liabilities		(43,563)

Net Assets		6,161,391,494

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	6,161,435,057	—	—	6,161,435,057

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Portfolio Navigator Funds

Investments in Affiliated Funds

Variable Portfolio – Moderate Portfolio

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 50.1%
	Shares	Value ($)

Global Real Estate 1.1%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	19,187,401	219,120,123

International 12.5%
Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Class 1	19,273,985	269,257,573

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	24,896,254	269,875,395

Variable Portfolio — DFA International Value Fund, Class 1	76,678,070	661,731,744

Variable Portfolio — Invesco International Growth Fund, Class 1	78,608,612	841,112,149

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	13,709,008	149,428,181

Variable Portfolio — Pyramis® International Equity Fund, Class 1	44,747,253	442,550,330

Total		2,633,955,372

U.S. Large Cap 25.5%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)	53,652,106	727,522,563

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)	20,501,021	215,260,720

Variable Portfolio — American Century Growth Fund, Class 1(a)	59,630,827	740,614,871

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)	22,312,764	277,347,662

Variable Portfolio — Davis New York Venture Fund, Class 1(a)	38,930,783	400,597,754

Variable Portfolio — MFS Value Fund, Class 1(a)	66,352,576	771,016,939

Variable Portfolio — Marsico Growth Fund, Class 1(a)	56,794,687	725,836,098

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)	63,325,181	781,432,730

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)	59,638,546	740,114,349

Total		5,379,743,686

Equity Funds (continued)
	Shares	Value ($)

U.S. Mid Cap 7.2%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)	21,922,530	213,086,990

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)	7,208,246	95,653,418

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)	32,260,272	348,088,331

Variable Portfolio — Goldman Sachs Mid Cap Value Fund, Class 1(a)	37,658,735	424,413,949

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)	34,591,040	444,494,865

Total		1,525,737,553

U.S. Small Cap 3.8%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)	15,385,802	192,630,244

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)	38,932,641	600,341,325

Total		792,971,569

Total Equity Funds
(Cost: $9,118,794,556)		10,551,528,303

Fixed-Income Funds 48.5%
Emerging Markets 1.0%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	21,505,793	211,401,945

Floating Rate 1.7%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	37,318,763	362,738,373

Global Bond 2.5%
Columbia Variable Portfolio — Global Bond Fund, Class 1	45,029,678	530,449,605

High Yield 2.8%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	59,589,926	580,405,879

Inflation Protected Securities 6.2%
Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	139,818,260	1,296,115,275

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2012 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)

Investment Grade 31.6%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	98,726,665	1,070,197,048

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	120,194,001	1,242,805,970

Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1	23,529,635	244,237,608

Variable Portfolio — American Century Diversified Bond Fund, Class 1	110,259,335	1,220,570,840

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	112,140,522	1,222,331,687

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	66,725,991	693,950,306

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	94,180,424	964,407,545

Total		6,658,501,004

Multisector 2.7%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	62,667,984	575,918,776

Total Fixed-Income Funds
(Cost: $10,069,086,622)		10,215,530,857

Alternative Investments 1.4%
	Shares	Value ($)

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	14,999,749	151,497,462

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)	15,913,722	156,750,164

Total Alternative Investments
(Cost: $310,325,093)		308,247,626

Money Market Funds —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.011%(b)	17,053	17,053

Total Money Market Funds
(Cost: $17,053)		17,053

Total Investments in Affiliated Funds
(Cost: $19,498,223,324)		21,075,323,839

Other Assets and Liabilities		(73,365)

Net Assets		21,075,250,474

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	21,075,323,839	—	—	21,075,323,839

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Portfolio Navigator Funds

Investments in Affiliated Funds

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 65.0%
	Shares	Value ($)

Global Real Estate 1.0%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	11,203,918	127,948,748

International 16.4%
Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Class 1	13,520,365	188,879,495

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	15,810,961	171,390,819

Variable Portfolio — DFA International Value Fund, Class 1	57,613,033	497,200,473

Variable Portfolio — Invesco International Growth Fund, Class 1	61,325,168	656,179,299

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	9,288,008	101,239,284

Variable Portfolio — Pyramis® International Equity Fund, Class 1	43,759,076	432,777,266

Total		2,047,666,636

U.S. Large Cap 33.9%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)	42,564,872	577,179,660

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)	16,360,618	171,786,494

Variable Portfolio — American Century Growth Fund, Class 1(a)	46,508,271	577,632,724

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)	20,386,775	253,407,610

Variable Portfolio — Davis New York Venture Fund, Class 1(a)	30,182,530	310,578,239

Variable Portfolio — MFS Value Fund, Class 1(a)	51,898,987	603,066,225

Variable Portfolio — Marsico Growth Fund, Class 1(a)	44,280,747	565,907,948

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)	49,512,342	610,982,299

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)	46,614,475	578,485,635

Total		4,249,026,834

U.S. Mid Cap 8.6%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)	16,937,487	164,632,376

Equity Funds (continued)
	Shares	Value ($)

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)	5,217,477	69,235,917

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)	24,992,370	269,667,674

Variable Portfolio — Goldman Sachs Mid Cap Value Fund, Class 1(a)	24,622,049	277,490,489

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)	23,508,894	302,089,283

Total		1,083,115,739

U.S. Small Cap 5.1%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)	15,187,749	190,150,624

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)	28,848,782	444,848,216

Total		634,998,840

Total Equity Funds
(Cost: $7,079,111,941)		8,142,756,797

Fixed-Income Funds 33.5%
Emerging Markets 0.7%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	8,627,818	84,811,454

Floating Rate 1.6%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	21,522,235	209,196,119

Global Bond 2.5%
Columbia Variable Portfolio — Global Bond Fund, Class 1	26,658,046	314,031,784

High Yield 1.7%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	21,593,075	210,316,547

Inflation Protected Securities 4.1%
Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	55,700,982	516,348,105

Investment Grade 21.2%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	36,461,688	395,244,700

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	47,930,312	495,599,423

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2012 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)

Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1	18,310,481	190,062,793

Variable Portfolio — American Century Diversified Bond Fund, Class 1	41,772,196	462,418,212

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	39,553,210	431,129,988

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	23,698,044	246,459,662

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	42,390,822	434,082,012

Total		2,654,996,790

Multisector 1.7%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	22,820,630	209,721,586

Total Fixed-Income Funds
(Cost: $4,159,417,203)		4,199,422,385

Alternative Investments 1.5%
	Shares	Value ($)

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	11,740,157	118,575,588

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)	6,277,216	61,830,577

Total Alternative Investments
(Cost: $181,967,741)		180,406,165

Money Market Funds —%
Money Market —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.011%(b)	12	12

Total Money Market Funds
(Cost: $12)		12

Total Investments in Affiliated Funds
(Cost: $11,420,496,897)		12,522,585,359

Other Assets and Liabilities		(22,441)

Net Assets		12,522,562,918

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	12,522,585,359	—	—	12,522,585,359

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Portfolio Navigator Funds

Investments in Affiliated Funds

Variable Portfolio – Aggressive Portfolio

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 79.8%
	Shares	Value ($)

Global Real Estate 1.0%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	2,865,626	32,725,446

International 20.5%
Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Class 1	4,610,352	64,406,617

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	5,986,427	64,892,872

Variable Portfolio — DFA International Value Fund, Class 1	18,773,243	162,013,082

Variable Portfolio — Invesco International Growth Fund, Class 1	19,030,102	203,622,090

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	3,394,405	36,999,012

Variable Portfolio — Pyramis® International Equity Fund, Class 1	12,514,511	123,768,517

Total		655,702,190

U.S. Large Cap 41.0%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)	13,110,168	177,773,885

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)	4,960,083	52,080,875

Variable Portfolio — American Century Growth Fund, Class 1(a)	14,529,040	180,450,672

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)	5,953,706	74,004,568

Variable Portfolio — Davis New York Venture Fund, Class 1(a)	9,564,934	98,423,175

Variable Portfolio — MFS Value Fund, Class 1(a)	16,018,021	186,129,403

Variable Portfolio — Marsico Growth Fund, Class 1(a)	13,818,426	176,599,478

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)	15,288,942	188,665,547

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)	14,549,698	180,561,750

Total		1,314,689,353

U.S. Mid Cap 11.5%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)	5,320,856	51,718,721

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)	1,689,249	22,416,332

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)	7,827,920	84,463,256

Equity Funds (continued)
	Shares	Value ($)

Variable Portfolio — Goldman Sachs Mid Cap Value Fund, Class 1(a)	9,097,930	102,533,671

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)	8,463,466	108,755,544

Total		369,887,524

U.S. Small Cap 5.8%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)	3,702,491	46,355,181

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)	9,036,258	139,339,106

Total		185,694,287

Total Equity Funds (Cost: $2,229,240,961)		2,558,698,800

Fixed-Income Funds 18.8%
Emerging Markets 0.4%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	1,304,329	12,821,551

Floating Rate 1.7%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	5,618,350	54,610,367

Global Bond 1.7%
Columbia Variable Portfolio — Global Bond Fund, Class 1	4,542,811	53,514,315

Inflation Protected Securities 2.4%
Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Class 1	8,263,036	76,598,343

Investment Grade 11.1%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	4,384,986	47,533,242

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	6,156,957	63,662,939

Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1	2,558,751	26,559,833

Variable Portfolio — American Century Diversified Bond Fund, Class 1	5,103,741	56,498,418

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	5,174,850	56,405,861

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	3,162,338	32,888,316

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2012

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2012 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	6,973,425	71,407,869

Total		354,956,478

Multisector 1.5%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	5,318,065	48,873,017

Total Fixed-Income Funds (Cost: $594,896,902)		601,374,071

Alternative Investments 1.4%
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	3,768,731	38,064,182

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)	793,532	7,816,295

Total Alternative Investments (Cost: $46,374,754)		45,880,477

Money Market Funds —%
	Shares	Value ($)

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.011%(b)	6	6

Total Money Market Funds (Cost: $6)		6

Total Investments in Affiliated Funds (Cost: $2,870,512,623)		3,205,953,354

Other Assets and Liabilities		(33,705)

Net Assets		3,205,919,649

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	27

Portfolio Navigator Funds

Investments in Affiliated Funds (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	3,205,953,354	—	—	3,205,953,354

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2012

Portfolio Navigator Funds

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets

Investments in affiliated funds, at value

(identified cost $2,883,589,845, $5,817,878,156, $19,498,223,324)	$2,971,228,683	$6,161,435,057	$21,075,323,839

Receivable for:

Affiliated investments sold	4,307,001	4,395,004	24,719,408

Capital shares sold	—	1,029	—

Dividends from affiliated funds	97	81	10

Total assets	2,975,535,781	6,165,831,171	21,100,043,257

Liabilities

Payable for:

Capital shares purchased	3,678,930	3,097,657	20,280,555

Distribution fees	581,551	1,202,208	4,110,075

Administration fees	46,520	96,168	328,777

Compensation of board members	2,989	3,083	3,701

Other expenses	28,449	40,561	69,675

Total liabilities	4,338,439	4,439,677	24,792,783

Net assets applicable to outstanding capital stock	$2,971,197,342	$6,161,391,494	$21,075,250,474

Represented by

Partners’ capital	$2,971,197,342	$6,161,391,494	$21,075,250,474

Total — representing net assets applicable to outstanding capital stock	$2,971,197,342	$6,161,391,494	$21,075,250,474

Class 2

Net assets	$886,234,745	$1,972,416,733	$6,569,247,660

Shares outstanding	78,764,203	172,515,408	566,283,650

Net asset value per share	$11.25	$11.43	$11.60

Class 4

Net assets	$2,084,962,597	$4,188,974,761	$14,506,002,814

Shares outstanding	185,364,772	365,692,527	1,248,815,281

Net asset value per share	$11.25	$11.45	$11.62

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	29

Portfolio Navigator Funds

Statements of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets

Investments in affiliated funds, at value

(identified cost $11,420,496,897, $2,870,512,623)	$12,522,585,359	$3,205,953,354

Receivable for:

Affiliated investments sold	19,256,985	3,331,373

Capital shares sold	—	198,800

Dividends from affiliated funds	1	7

Total assets	12,541,842,345	3,209,483,534

Liabilities

Payable for:

Capital shares purchased	16,619,356	2,859,580

Distribution fees	2,442,266	620,923

Administration fees	195,364	49,670

Compensation of board members	2,663	3,818

Other expenses	19,778	29,894

Total liabilities	19,279,427	3,563,885

Net assets applicable to outstanding capital stock	$12,522,562,918	$3,205,919,649

Represented by

Partners’ capital	$12,522,562,918	$3,205,919,649

Total — representing net assets applicable to outstanding capital stock	$12,522,562,918	$3,205,919,649

Class 2

Net assets	$3,861,398,489	$955,462,101

Shares outstanding	331,092,602	82,135,287

Net asset value per share	$11.66	$11.63

Class 4

Net assets	$8,661,164,429	$2,250,457,548

Shares outstanding	741,475,859	193,148,681

Net asset value per share	$11.68	$11.65

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2012

Portfolio Navigator Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income

Income:

Dividend distributions from underlying affiliated funds	$62,141,811	$109,304,935	$316,192,639

Total income	62,141,811	109,304,935	316,192,639

Expenses:

Distribution fees

Class 2	1,023,408	2,258,252	7,586,715

Class 4	2,609,258	5,187,829	18,241,381

Administration fees	290,588	595,634	2,066,066

Compensation of board members	5,306	4,124	1,463

Custodian fees	319	4,645	415

Printing and postage fees	24,897	45,681	119,765

Professional fees	16,956	10,980	11,143

Other	5,690	5,725	24,747

Total expenses	3,976,422	8,112,870	28,051,695

Fees waived or expenses reimbursed by Investment Manager and its affiliates

Class 4	(157,538)	(593,184)	(2,976,656)

Total net expenses	3,818,884	7,519,686	25,075,039

Net investment income	58,322,927	101,785,249	291,117,600

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	23,787,277	39,562,453	141,172,454

Capital gain distributions from underlying affiliated funds	22,033,567	44,129,159	138,256,172

Net realized gain	45,820,844	83,691,612	279,428,626

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	(1,880,930)	54,826,093	417,788,377

Net change in unrealized appreciation (depreciation)	(1,880,930)	54,826,093	417,788,377

Net realized and unrealized gain	43,939,914	138,517,705	697,217,003

Net increase in net assets resulting from operations	$102,262,841	$240,302,954	$988,334,603

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	31

Portfolio Navigator Funds

Statements of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income

Income:

Dividend distributions from underlying affiliated funds	$138,351,369	$21,988,742

Total income	138,351,369	21,988,742

Expenses:

Distribution fees

Class 2	4,580,294	1,132,897

Class 4	11,174,333	2,922,323

Administration fees	1,260,259	324,389

Compensation of board members	2,947	5,258

Custodian fees	906	5,051

Printing and postage fees	89,781	43,343

Professional fees	11,573	11,180

Other	21,124	9,816

Total expenses	17,141,217	4,454,257

Fees waived or expenses reimbursed by Investment Manager and its affiliates

Class 4	(1,799,510)	(795,033)

Total net expenses	15,341,707	3,659,224

Net investment income	123,009,662	18,329,518

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	149,049,558	50,482,253

Capital gain distributions from underlying affiliated funds	70,884,426	15,703,522

Net realized gain	219,933,984	66,185,775

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	336,033,136	110,692,769

Net change in unrealized appreciation (depreciation)	336,033,136	110,692,769

Net realized and unrealized gain	555,967,120	176,878,544

Net increase in net assets resulting from operations	$678,976,782	$195,208,062

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2012

Portfolio Navigator Funds

Statements of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$58,322,927	$37,828,982	$101,785,249	$81,254,474

Net realized gain	45,820,844	41,314,246	83,691,612	58,900,913

Net change in unrealized appreciation (depreciation)	(1,880,930)	(7,497,571)	54,826,093	(46,211,140)

Net increase (decrease) in net assets resulting from operations	102,262,841	71,645,657	240,302,954	93,944,247

Increase (decrease) in net assets from share transactions	24,531,420	694,671,156	307,132,499	784,890,153

Total increase in net assets	126,794,261	766,316,813	547,435,453	878,834,400

Net assets at beginning of period	2,844,403,081	2,078,086,268	5,613,956,041	4,735,121,641

Net assets at end of period	$2,971,197,342	$2,844,403,081	$6,161,391,494	$5,613,956,041

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	33

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$291,117,600	$319,095,381	$123,009,662	$164,766,044

Net realized gain	279,428,626	182,361,778	219,933,984	127,911,336

Net change in unrealized appreciation (depreciation)	417,788,377	(470,650,031)	336,033,136	(496,284,881)

Net increase (decrease) in net assets resulting from operations	988,334,603	30,807,128	678,976,782	(203,607,501)

Increase (decrease) in net assets from share transactions	721,833,056	1,622,469,445	(128,289,157)	923,720,709

Total increase in net assets	1,710,167,659	1,653,276,573	550,687,625	720,113,208

Net assets at beginning of period	19,365,082,815	17,711,806,242	11,971,875,293	11,251,762,085

Net assets at end of period	$21,075,250,474	$19,365,082,815	$12,522,562,918	$11,971,875,293

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2012

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$18,329,518	$29,028,921

Net realized gain	66,185,775	34,612,844

Net change in unrealized appreciation (depreciation)	110,692,769	(166,374,343)

Net increase (decrease) in net assets resulting from operations	195,208,062	(102,732,578)

Increase (decrease) in net assets from share transactions	(71,900,131)	282,668,084

Total increase in net assets	123,307,931	179,935,506

Net assets at beginning of period	3,082,611,718	2,902,676,212

Net assets at end of period	$3,205,919,649	$3,082,611,718

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	35

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	12,447,686	138,980,129	42,988,392	461,597,040	30,953,462	352,723,147	77,592,699	847,399,140

Fund merger	—	—	5,828,816	63,440,284	—	—	6,663,260	75,014,356

Redemptions	(2,519,586)	(28,229,344)	(2,551,845)	(27,384,464)	(1,017,230)	(11,526,031)	(1,040,336)	(11,368,739)

Net increase	9,928,100	110,750,785	46,265,363	497,652,860	29,936,232	341,197,116	83,215,623	911,044,757

Class 4 shares

Subscriptions	5,326,010	59,492,158	50,022,881	537,335,749	7,943,535	90,521,685	25,161,323	272,934,206

Redemptions	(13,055,619)	(145,711,523)	(31,914,923)	(340,317,453)	(10,915,449)	(124,586,302)	(36,344,834)	(399,088,810)

Net increase (decrease)	(7,729,609)	(86,219,365)	18,107,958	197,018,296	(2,971,914)	(34,064,617)	(11,183,511)	(126,154,604)

Total net increase	2,198,491	24,531,420	64,373,321	694,671,156	26,964,318	307,132,499	72,032,112	784,890,153

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2012

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	97,932,008	1,137,544,417	259,552,141	2,892,610,927	45,679,818	537,470,789	166,060,530	1,882,565,306

Fund merger	—	—	12,460,442	145,067,599	—	—	7,191,772	85,852,215

Redemptions	(1,945,946)	(22,464,005)	(2,393,868)	(26,418,429)	(2,689,381)	(31,047,742)	(2,273,966)	(25,454,139)

Net increase	95,986,062	1,115,080,412	269,618,715	3,011,260,097	42,990,437	506,423,047	170,978,336	1,942,963,382

Class 4 shares

Subscriptions	3,549,161	41,139,576	3,638,656	40,551,857	724,606	8,498,038	14,812,912	169,523,690

Redemptions	(37,469,406)	(434,386,932)	(128,515,153)	(1,429,342,509)	(55,014,837)	(643,210,242)	(106,786,591)	(1,188,766,363)

Net (decrease)	(33,920,245)	(393,247,356)	(124,876,497)	(1,388,790,652)	(54,290,231)	(634,712,204)	(91,973,679)	(1,019,242,673)

Total net increase (decrease)	62,065,817	721,833,056	144,742,218	1,622,469,445	(11,299,794)	(128,289,157)	79,004,657	923,720,709

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	37

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	11,370,694	133,728,307	44,919,746	511,419,286

Fund merger	—	—	2,872,985	34,949,477

Redemptions	(973,077)	(11,279,241)	(1,239,159)	(13,615,141)

Net increase	10,397,617	122,449,066	46,553,572	532,753,622

Class 4 shares

Subscriptions	454,960	5,337,506	5,986,063	68,658,418

Redemptions	(16,983,778)	(199,686,703)	(28,184,051)	(318,743,956)

Net (decrease)	(16,528,818)	(194,349,197)	(22,197,988)	(250,085,538)

Total net increase (decrease)	(6,131,201)	(71,900,131)	24,355,584	282,668,084

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2012

Portfolio Navigator Funds

Financial Highlights

Variable Portfolio – Conservative Portfolio

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.86		$10.52	$9.93

Income from investment operations:

Net investment income	0.24		0.18	0.04

Net realized and unrealized gain	0.15		0.16	0.55

Total from investment operations	0.39		0.34	0.59

Net asset value, end of period	$11.25		$10.86	$10.52

Total return	3.59%		3.23%	5.94%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	0.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.27%	(c)	0.27%	0.28%	(c)

Net investment income	4.24%	(c)	1.73%	0.55%	(c)

Supplemental data

Net assets, end of period (in thousands)	$886,235		$747,744	$237,556

Portfolio turnover	8%		14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	39

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Conservative Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 4	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.86		$10.52	$9.93

Income from investment operations:

Net investment income	0.22		0.18	0.12

Net realized and unrealized gain	0.17		0.16	0.47

Total from investment operations	0.39		0.34	0.59

Net asset value, end of period	$11.25		$10.86	$10.52

Total return	3.59%		3.23%	5.94%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	0.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.26%	(c)	0.25%	0.22%	(c)

Net investment income	3.92%	(c)	1.67%	1.84%	(c)

Supplemental data

Net assets, end of period (in thousands)	$2,084,963		$2,096,659	$1,840,530

Portfolio turnover	8%		14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2012

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.97		$10.77	$9.99

Income from investment operations:

Net investment income	0.20		0.18	0.03

Net realized and unrealized gain	0.26		0.02	0.75

Total from investment operations	0.46		0.20	0.78

Net asset value, end of period	$11.43		$10.97	$10.77

Total return	4.19%		1.86%	7.81%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.27%	(c)	0.27%	0.27%	(c)

Net investment income	3.59%	(c)	1.69%	0.43%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,972,417		$1,563,684	$639,226

Portfolio turnover	7%		3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	41

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 4	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.99		$10.78	$9.99

Income from investment operations:

Net investment income	0.19		0.18	0.10

Net realized and unrealized gain	0.27		0.03	0.69

Total from investment operations	0.46		0.21	0.79

Net asset value, end of period	$11.45		$10.99	$10.78

Total return	4.19%		1.95%	7.91%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	0.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.24%	(c)	0.24%	0.21%	(c)

Net investment income	3.34%	(c)	1.61%	1.52%	(c)

Supplemental data

Net assets, end of period (in thousands)	$4,188,975		$4,050,272	$4,095,896

Portfolio turnover	7%		3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2012

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.04		$11.01	$9.99

Income from investment operations:

Net investment income	0.17		0.19	0.03

Net realized and unrealized gain (loss)	0.39		(0.16)	0.99

Total from investment operations	0.56		0.03	1.02

Net asset value, end of period	$11.60		$11.04	$11.01

Total return	5.07%		0.27%	10.21%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.27%	(c)	0.27%	0.27%	(c)

Net investment income	2.97%	(c)	1.76%	0.46%	(c)

Supplemental data

Net assets, end of period (in thousands)	$6,569,248		$5,190,987	$2,208,757

Portfolio turnover	8%		3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	43

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 4	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.05		$11.01	$9.99

Income from investment operations:

Net investment income	0.16		0.19	0.10

Net realized and unrealized gain (loss)	0.41		(0.15)	0.92

Total from investment operations	0.57		0.04	1.02

Net asset value, end of period	$11.62		$11.05	$11.01

Total return	5.16%		0.36%	10.21%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.23%	(c)	0.23%	0.20%	(c)

Net investment income	2.76%	(c)	1.69%	1.53%	(c)

Supplemental data

Net assets, end of period (in thousands)	$14,506,003		$14,174,096	$15,503,050

Portfolio turnover	8%		3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2012

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.03		$11.19	$9.99

Income from investment operations:

Net investment income	0.12		0.16	0.03

Net realized and unrealized gain (loss)	0.51		(0.32)	1.17

Total from investment operations	0.63		(0.16)	1.20

Net asset value, end of period	$11.66		$11.03	$11.19

Total return	5.71%		(1.43%)	12.01%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.27%	(c)	0.27%	0.27%	(c)

Net investment income	2.05%	(c)	1.43%	0.43%	(c)

Supplemental data

Net assets, end of period (in thousands)	$3,861,398		$3,179,010	$1,310,385

Portfolio turnover	11%		6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	45

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 4	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.05		$11.20	$9.99

Income from investment operations:

Net investment income	0.11		0.15	0.08

Net realized and unrealized gain (loss)	0.52		(0.30)	1.13

Total from investment operations	0.63		(0.15)	1.21

Net asset value, end of period	$11.68		$11.05	$11.20

Total return	5.70%		(1.34%)	12.11%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.23%	(c)	0.23%	0.20%	(c)

Net investment income	1.91%	(c)	1.34%	1.18%	(c)

Supplemental data

Net assets, end of period (in thousands)	$8,661,164		$8,792,865	$9,941,377

Portfolio turnover	11%		6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2012

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.94		$11.29	$9.90

Income from investment operations:

Net investment income	0.07		0.11	0.01

Net realized and unrealized gain (loss)	0.62		(0.46)	1.38

Total from investment operations	0.69		(0.35)	1.39

Net asset value, end of period	$11.63		$10.94	$11.29

Total return	6.31%		(3.10%)	14.04%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.28%	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.27%	(c)	0.28%	0.27%	(c)

Net investment income	1.16%	(c)	0.99%	0.19%	(c)

Supplemental data

Net assets, end of period (in thousands)	$955,462		$785,070	$284,243

Portfolio turnover	11%		6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	47

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 4	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.96		$11.29	$9.90

Income from investment operations:

Net investment income	0.06		0.10	0.03

Net realized and unrealized gain (loss)	0.63		(0.43)	1.36

Total from investment operations	0.69		(0.33)	1.39

Net asset value, end of period	$11.65		$10.96	$11.29

Total return	6.30%		(2.92%)	14.04%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.28%	0.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.21%	(c)	0.20%	0.17%	(c)

Net investment income	1.12%	(c)	0.92%	0.46%	(c)

Supplemental data

Net assets, end of period (in thousands)	$2,250,458		$2,297,542	$2,618,433

Portfolio turnover	11%		6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2012

Portfolio Navigator Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Variable Portfolio — Conservative Portfolio; Variable Portfolio — Moderately Conservative Portfolio; Variable Portfolio — Moderate Portfolio; Variable Portfolio — Moderately Aggressive Portfolio; and Variable Portfolio — Aggressive Portfolio. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners.

Each Fund currently operates as a diversified fund. Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC, the Funds Investment Manager (Investment Manager), or an affiliate acts as investment manager or principal underwriter.

*For information on the goals, investment strategies and risks of the underlying funds, please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator Program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York, as described in the prospectus for that annuity contract or life insurance policy. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a contract or life insurance policy and making all allocations to the subaccounts that invest in each Fund. Both share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Funds are treated as partnerships for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However,

Semiannual Report 2012	49

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Funds do not pay the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), a direct management fee for managing its assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Funds or the Board of Trustees (the Board), including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company by each Fund were $851.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Distribution Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 and Class 4 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole

50	Semiannual Report 2012

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

discretion of the Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.32% for Class 2 and Class 4 as a percentage of each Fund’s average daily net assets.

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investments in underlying funds, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Under the agreement, net operating expenses, including fees and expenses of underlying funds, will not exceed the amounts shown below for Class 4 shares through June 4, 2012:

Fund	Net expenses, including underlying fund fees and expense (%)
Variable Portfolio — Conservative Portfolio	0.86
Variable Portfolio — Moderately Conservative Portfolio	0.90
Variable Portfolio — Moderate Portfolio	0.94
Variable Portfolio — Moderately Aggressive Portfolio	0.98
Variable Portfolio — Aggressive Portfolio	0.99

For the six months ended June 30, 2012, the total expenses, as a percentage of average daily net assets applicable to Class 4 shares, before fee waiver/expense reimbursements and including underlying fund fees and expenses were as follows:

Fund	Class 4 Annualized Expenses (%)	Class 4 Underlying Fund Fees and Expenses (%)	Class 4 Total Expenses (%)
Variable Portfolio — Conservative Portfolio	0.27	0.60	0.87
Variable Portfolio — Moderately Conservative Portfolio	0.27	0.66	0.93
Variable Portfolio — Moderate Portfolio	0.27	0.72	0.99
Variable Portfolio — Moderately Aggressive Portfolio	0.27	0.76	1.03
Variable Portfolio — Aggressive Portfolio	0.27	0.79	1.06

Note 4. Portfolio Information

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales of investments in underlying funds, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds ($)
Variable Portfolio — Conservative Portfolio	334,780,366	229,892,918
Variable Portfolio — Moderately Conservative Portfolio	845,397,111	392,352,464
Variable Portfolio — Moderate Portfolio	2,726,033,445	1,574,841,172
Variable Portfolio — Moderately Aggressive Portfolio	1,456,747,657	1,391,143,171
Variable Portfolio — Aggressive Portfolio	348,734,301	386,607,760

Note 5. Investments in Underlying Affiliated Funds over 5%

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2012, each Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Variable Portfolio — Conservative Portfolio

Underlying Fund	Percent of Shares Held (%)
Columbia Variable Portfolio — Cash Management Fund	21.93
Variable Portfolio — J.P. Morgan Core Bond Fund	13.33
Variable Portfolio — American Century Diversified Bond Fund	13.15
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	12.43
Variable Portfolio — Eaton Vance Global Macro Advantage Fund	12.02
Columbia Variable Portfolio — Short Duration U.S. Government Fund	9.29
Columbia Variable Portfolio — Limited Duration Credit Fund	8.99
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	8.40
Columbia Variable Portfolio — Diversified Bond Fund	8.33
Variable Portfolio — Wells Fargo Short Duration Government Fund	8.15
Columbia Variable Portfolio — Emerging Markets Bond Fund	7.87
Columbia Variable Portfolio — Global Inflation Protected Securities Fund	7.22
Columbia Variable Portfolio — Strategic Income Fund	5.23

Semiannual Report 2012	51

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Variable Portfolio — Moderately Conservative Portfolio

Underlying Fund	Percent of shares held (%)
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	21.64
Variable Portfolio — J.P. Morgan Core Bond Fund	20.82
Variable Portfolio — American Century Diversified Bond Fund	20.76
Columbia Variable Portfolio — Limited Duration Credit Fund	19.37
Variable Portfolio — Eaton Vance Global Macro Advantage Fund	19.15
Variable Portfolio — Wells Fargo Short Duration Government Fund	18.16
Columbia Variable Portfolio — Short Duration U.S. Government Fund	16.43
Columbia Variable Portfolio — Emerging Markets Bond Fund	15.78
Columbia Variable Portfolio — Cash Management Fund	15.14
Columbia Variable Portfolio — Global Inflation Protected Securities Fund	14.86
Columbia Variable Portfolio — Diversified Bond Fund	12.88
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	12.12
Variable Portfolio — Mondrian International Small Cap Fund	11.81
Variable Portfolio — Morgan Stanley Global Real Estate Fund	10.75
Variable Portfolio — Columbia Wanger International Equities Fund	9.79
Variable Portfolio — Jennison Mid Cap Growth Fund	9.46
Variable Portfolio — Pyramis International Equity Fund	9.34
Variable Portfolio — Contrarian Core Fund	9.24
Variable Portfolio — Partners Small Cap Growth Fund	9.06
Variable Portfolio — Invesco International Growth Fund	9.02
Variable Portfolio — NFJ Dividend Value Fund	8.98
Variable Portfolio — MFS Value Fund	8.98
Variable Portfolio — Marsico Growth Fund	8.96
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	8.95
Variable Portfolio — American Century Growth Fund	8.94
Variable Portfolio — Columbia Wanger U.S. Equities Fund	8.75
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	8.75
Columbia Variable Portfolio — Select Large-Cap Value Fund	8.53

Underlying Fund	Percent of shares held (%)
Variable Portfolio — AQR Managed Futures Strategy Fund	8.37
Variable Portfolio — DFA International Value Fund	8.29
Variable Portfolio — Davis New York Venture Fund	8.27
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund	7.57
Columbia Variable Portfolio — Global Bond Fund	7.56
Variable Portfolio — Partners Small Cap Value Fund	7.30
Columbia Variable Portfolio — Income Opportunities Fund	6.75
Columbia Variable Portfolio — Strategic Income Fund	6.02
Columbia Variable Portfolio — Dividend Opportunity Fund	5.09

Variable Portfolio — Moderate Portfolio

Underlying Fund	Percent of shares held (%)
Columbia Variable Portfolio — Strategic Income Fund	56.42
Columbia Variable Portfolio — Emerging Markets Bond Fund	52.30
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	49.39
Variable Portfolio — Morgan Stanley Global Real Estate Fund	48.96
Columbia Variable Portfolio — Limited Duration Credit Fund	48.88
Columbia Variable Portfolio — Income Opportunities Fund	48.66
Variable Portfolio — Wells Fargo Short Duration Government Fund	47.99
Variable Portfolio — Eaton Vance Global Macro Advantage Fund	47.63
Variable Portfolio — J.P. Morgan Core Bond Fund	46.52
Variable Portfolio — Columbia Wanger International Equities Fund	46.51
Variable Portfolio — American Century Diversified Bond Fund	45.83
Columbia Variable Portfolio — Global Inflation Protected Securities Fund	45.46
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	45.36
Variable Portfolio — Jennison Mid Cap Growth Fund	45.18
Variable Portfolio — DFA International Value Fund	44.50
Variable Portfolio — AQR Managed Futures Strategy Fund	44.04
Variable Portfolio — Invesco International Growth Fund	43.76
Columbia Variable Portfolio — Contrarian Core Fund	43.74

52	Semiannual Report 2012

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Underlying Fund	Percent of shares held (%)
Variable Portfolio — American Century Growth Fund	43.57
Variable Portfolio — Mondrian International Small Cap Fund	43.54
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	43.53
Variable Portfolio — Marsico Growth Fund	43.52
Variable Portfolio — NFJ Dividend Value Fund	43.37
Variable Portfolio — MFS Value Fund	43.36
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	42.63
Variable Portfolio — Davis New York Venture Fund	40.90
Variable Portfolio — Columbia Wanger U.S. Equities Fund	40.51
Columbia Variable Portfolio — Select Large-Cap Value Fund	39.73
Variable Portfolio — Partners Small Cap Growth Fund	39.36
Variable Portfolio — Partners Small Cap Value Fund	38.72
Variable Portfolio — Pyramis International Equity Fund	38.55
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund	38.51
Columbia Variable Portfolio — Global Bond Fund	34.45
Columbia Variable Portfolio — Emerging Markets Opportunity Fund	29.39
Columbia Variable Portfolio — Diversified Bond Fund	27.76
Columbia Variable Portfolio — Dividend Opportunity Fund	24.66
Columbia Variable Portfolio — Short Duration U.S. Government Fund	21.97
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	19.13

Variable Portfolio — Moderately Aggressive Portfolio

Underlying Fund	Percent of shares held (%)
Variable Portfolio — Partners Small Cap Growth Fund	38.85
Variable Portfolio — Pyramis International Equity Fund	37.70
Variable Portfolio — Columbia Wanger U.S. Equities Fund	37.01
Variable Portfolio — AQR Managed Futures Strategy Fund	34.47
Variable Portfolio — Invesco International Growth Fund	34.14
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	34.02
Variable Portfolio — MFS Value Fund	33.99

Underlying Fund	Percent of shares held (%)
Variable Portfolio — American Century Growth Fund	33.98
Variable Portfolio — NFJ Dividend Value Fund	33.96
Variable Portfolio — Marsico Growth Fund	33.93
Columbia Variable Portfolio — Contrarian Core Fund	33.80
Variable Portfolio — DFA International Value Fund	33.25
Columbia Variable Portfolio — Select Large-Cap Value Fund	31.81
Variable Portfolio — Davis New York Venture Fund	31.71
Variable Portfolio — Jennison Mid Cap Growth Fund	30.71
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund	29.83
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	29.66
Variable Portfolio — Columbia Wanger International Equities Fund	29.54
Variable Portfolio — Mondrian International Small Cap Fund	29.50
Variable Portfolio — Partners Small Cap Value Fund	28.76
Variable Portfolio — Morgan Stanley Global Real Estate Fund	28.49
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	24.59
Variable Portfolio — Wells Fargo Short Duration Government Fund	21.60
Columbia Variable Portfolio — Emerging Markets Bond Fund	20.88
Columbia Variable Portfolio — Emerging Markets Opportunity Fund	20.61
Columbia Variable Portfolio — Strategic Income Fund	20.48
Columbia Variable Portfolio — Global Bond Fund	20.40
Columbia Variable Portfolio — Dividend Opportunity Fund	19.60
Columbia Variable Portfolio — Limited Duration Credit Fund	19.50
Variable Portfolio — Eaton Vance Global Macro Advantage Fund	18.82
Columbia Variable Portfolio — Global Inflation Protected Securities Fund	18.12
Columbia Variable Portfolio — Income Opportunities Fund	17.63
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	17.55
Variable Portfolio — American Century Diversified Bond Fund	17.38
Columbia Variable Portfolio — Short Duration U.S. Government Fund	17.10
Variable Portfolio — J.P. Morgan Core Bond Fund	16.42

Semiannual Report 2012	53

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Underlying Fund	Percent of shares held (%)
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	13.85
Columbia Variable Portfolio — Diversified Bond Fund	10.25

Variable Portfolio — Aggressive Portfolio

Underlying Fund	Percent of shares held (%)
Variable Portfolio — Columbia Wanger International Equities Fund	11.18
Variable Portfolio — AQR Managed Futures Strategy Fund	11.06
Variable Portfolio — Jennison Mid Cap Growth Fund	11.06
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	11.00
Variable Portfolio — DFA International Value Fund	10.84
Variable Portfolio — Columbia Wanger U.S. Equities Fund	10.81
Variable Portfolio — Pyramis International Equity Fund	10.78
Variable Portfolio — Mondrian International Small Cap Fund	10.78
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	10.62
Variable Portfolio — American Century Growth Fund	10.62
Variable Portfolio — Invesco International Growth Fund	10.60
Columbia Variable Portfolio — Contrarian Core Fund	10.59
Variable Portfolio — Marsico Growth Fund	10.59
Variable Portfolio — MFS Value Fund	10.46
Variable Portfolio — NFJ Dividend Value Fund	10.46
Variable Portfolio — Davis New York Venture Fund	10.05
Columbia Variable Portfolio — Select Large-Cap Value Fund	9.62
Variable Portfolio — Partners Small Cap Growth Fund	9.47
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund	9.34
Variable Portfolio — Partners Small Cap Value Fund	8.98
Variable Portfolio — Morgan Stanley Global Real Estate Fund	7.29
Columbia Variable Portfolio — Emerging Markets Opportunity Fund	7.03
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	6.42
Columbia Variable Portfolio — Dividend Opportunity Fund	6.01

Note 6. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 100% of all outstanding shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

Note 7. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

The Funds had no borrowings during the six months ended June 30, 2012.

Note 8. Fund Merger

Variable Portfolio — Conservative Portfolio

At the close of business on April 29, 2011, Variable Portfolio — Conservative Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios — Conservative, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio — Conservative Portfolio immediately before the acquisition were $1,959,931,198 and the combined net assets immediately after the acquisition were $2,023,371,482.

The merger was accomplished by a tax-free exchange of 5,657,227 shares of Disciplined Asset Allocation Portfolios — Conservative valued at $63,440,284 (including $5,178,613 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios — Conservative shares, Variable Portfolio — Conservative Portfolio issued 5,828,816 shares for Class 2.

54	Semiannual Report 2012

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

For financial reporting purposes, net assets received and shares issued by Variable Portfolio — Conservative Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios — Conservative’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio — Conservative Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios — Conservative that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio — Conservative Portfolio’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $37.6 million, $42.7 million, $(6.5) million, and $73.8 million, respectively.

Variable Portfolio — Moderately Conservative Portfolio

At the close of business on April 29, 2011, Variable Portfolio — Moderately Conservative Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios — Moderately Conservative, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio — Moderately Conservative Portfolio immediately before the acquisition were $4,892,029,967 and the combined net assets immediately after the acquisition were $4,967,044,323.

The merger was accomplished by a tax-free exchange of 6,845,648 shares of Disciplined Asset Allocation Portfolios — Moderately Conservative valued at $75,014,356 (including $7,734,657 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios — Moderately Conservative shares, Variable Portfolio — Moderately Conservative Portfolio issued 6,663,260 shares for Class 2.

For financial reporting purposes, net assets received and shares issued by Variable Portfolio — Moderately Conservative Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios — Moderately Conservative’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio — Moderately Conservative Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios — Moderately Conservative that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio — Moderately Conservative Portfolio’s proforma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $80.6 million, $60.2 million, $(44.0) million, and $96.8 million, respectively.

Variable Portfolio — Moderate Portfolio

At the close of business on April 29, 2011, Variable Portfolio — Moderate Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios — Moderate, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011.

The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio — Moderate Portfolio immediately before the acquisition were $19,350,638,941 and the combined net assets immediately after the acquisition were $19,495,706,540.

The merger was accomplished by a tax-free exchange of 13,454,504 shares of Disciplined Asset Allocation Portfolios — Moderate valued at $145,067,599 (including $19,122,698 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios — Moderate shares, Variable Portfolio — Moderate Portfolio issued 12,460,442 shares for Class 2.

For financial reporting purposes, net assets received and shares issued by Variable Portfolio — Moderate Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios — Moderate’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio — Moderate Portfolio for the period prior to the merger and the combined fund for the period subsequent to

Semiannual Report 2012	55

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios — Moderate that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio — Moderate Portfolio’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $313.4 million, $184.2 million, $(464.3) million, and $33.3 million, respectively.

Variable Portfolio — Moderately Aggressive Portfolio

At the close of business on April 29, 2011, Variable Portfolio — Moderately Aggressive Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios — Moderately Aggressive, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio — Moderately Aggressive Portfolio immediately before the acquisition were $12,904,118,662 and the combined net assets immediately after the acquisition were $12,989,970,877.

The merger was accomplished by a tax-free exchange of 7,987,884 shares of Disciplined Asset Allocation Portfolios — Moderately Aggressive valued at $85,852,215 (including $12,935,793 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios — Moderately Aggressive shares, Variable Portfolio — Moderately Aggressive Portfolio issued 7,191,772 shares for Class 2.

For financial reporting purposes, net assets received and shares issued by Variable Portfolio — Moderately Aggressive Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios — Moderately Aggressive’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio — Moderately Aggressive Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined

Asset Allocation Portfolios — Moderately Aggressive that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio — Moderately Aggressive Portfolio’s proforma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $161.0 million, $129.6 million, $(492.4) million, and $(201.8) million, respectively.

Variable Portfolio — Aggressive Portfolio

At the close of business on April 29, 2011, Variable Portfolio — Aggressive Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios — Aggressive, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio — Aggressive Portfolio immediately before the acquisition were $3,340,413,252 and the combined net assets immediately after the acquisition were $3,375,362,729.

The merger was accomplished by a tax-free exchange of 3,271,114 shares of Disciplined Asset Allocation Portfolios — Aggressive valued at $34,949,477 (including $5,849,448 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios — Aggressive shares, Variable Portfolio — Aggressive Portfolio issued 2,872,985 shares for Class 2.

For financial reporting purposes, net assets received and shares issued by Variable Portfolio — Aggressive Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios — Aggressive’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio — Aggressive Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios — Aggressive that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio — Aggressive Portfolio’s pro-forma net

56	Semiannual Report 2012

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $27.1 million, $35.1 million, $(164.4) million, and $(102.2) million, respectively.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	57

Portfolio Navigator Funds

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Funds and certain other funds in the Columbia Family of Funds (collectively, the Columbia Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Columbia Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Funds did not consult with PwC during the fiscal periods ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Funds as of and for the fiscal periods ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Funds and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

58	Semiannual Report 2012

Portfolio Navigator Funds

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio — Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable Portfolio — Aggressive Portfolio (each, a VP Fund and collectively, the VP Funds). Under an investment management services agreement with respect to each VP Fund (each, an IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and each VP Fund’s performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the VP Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the VP Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under each IMS Agreement and the VP Fund’s other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each VP Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results

Semiannual Report 2012	59

Portfolio Navigator Funds

Approval of Investment Management Services Agreement (continued)

of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund. The Board observed that the investment performance for Variable Portfolio — Conservative Portfolio and Variable Portfolio — Moderately Aggressive Portfolio met expectations; and that the investment performance for Variable Portfolio — Aggressive Portfolio, Variable Portfolio — Moderate Portfolio and Variable Portfolio — Moderately Conservative Portfolio was appropriate in light of the particular management style.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the VP Fund

The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of a Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board noted the rationale for according weight to each VP Fund’s direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying funds in which each VP Fund invests). In this regard, the Board noted that each VP Fund’s direct expenses do not include any advisory fees and, the direct and indirect total expense ratios are lower than or approximate the median ratio for each VP Fund’s peer universe. Based on its review, the Board concluded that each VP Fund’s fees were fair and reasonable in light of the extent and quality of services that the VP Funds receive.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that the VP Funds do not pay any investment management services fess, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the VP Funds.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

60	Semiannual Report 2012

Portfolio Navigator Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	61

Portfolio Navigator Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6535 D (08/12)

Semiannual Report June 30, 2012

Columbia Variable Portfolio Funds

References to “fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Cash Management Fund

Columbia Variable Portfolio – Diversified Bond Fund

Columbia Variable Portfolio – Dynamic Equity Fund

(Renamed Columbia Variable Portfolio – Large Core Quantitative Fund, effective August 28, 2012)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

(Renamed Columbia Variable Portfolio – Emerging Markets Fund, effective August 28, 2012)

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Income Opportunities Fund

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Variable Portfolio – Davis New York Venture Fund

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Variable Portfolio – Partners Small Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the funds directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the funds. Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

Columbia Variable Portfolio Funds

The purpose of this semiannual report is to tell investors how the Fund performed.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Balanced Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Balanced Fund (the fund) Class 3 shares gained 7.20% for the six-months ended June 30, 2012.

>	The Standard & Poor’s 500 Index (S&P 500 Index) advanced 9.49%, while the Barclays U.S. Aggregate Bond Index (Barclays Index) gained 2.37% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 3	04/30/86	7.20	4.40	0.96	4.92
S&P 500 Index		9.49	5.45	0.22	5.33
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.79	5.63

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Balanced Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Federal Home Loan Mortgage Corp. 3.500% 07/01/42	4.5
Apple, Inc.	3.4
Berkshire Hathaway, Inc., Class B	2.5
eBay, Inc.	2.3
Exxon Mobil Corp.	2.0
General Electric Co.	1.9
JPMorgan Chase & Co.	1.8
Philip Morris International, Inc.	1.8
Johnson & Johnson	1.7
Federal Home Loan Mortgage Corp. 4.000% 07/01/42	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Asset Allocation & Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	59.8
Consumer Discretionary	5.1
Consumer Staples	6.9
Energy	6.0
Financials	9.5
Health Care	8.8
Industrials	6.8
Information Technology	14.0
Materials	1.5
Telecommunication Services	0.9
Utilities	0.3
Corporate Bonds & Notes	11.4
Residential Mortgage-Backed Securities — Agency	12.7
Residential Mortgage-Backed Securities — Non-Agency	0.2
Commercial Mortgage-Backed Securities — Agency	2.0
Commercial Mortgage-Backed Securities — Non-Agency	3.3
Asset-Backed Securities — Non-Agency	0.8
Inflation-Indexed Bonds	0.3
U.S. Treasury Obligations	1.2
Foreign Government Obligations	0.7
Municipal Bonds	0.2
Senior Loans	0.0	(a)
Warrants	0.0	(a)
Other (b)	7.4

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds.

Portfolio Management

Guy Pope

Leonard Aplet

Gregory Liechty

Ronald Stahl

Brian Lavin

Semiannual Report 2012	3

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Cash Management Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Cash Management Fund (the fund) Class 3 shares returned 0.00% for the six-month period ended June 30, 2012.

>

The fund’s annualized simple yield was 0.01% and its annualized compound yield was also 0.01% for the seven-day period ended June 30, 2012. The seven-day yields more closely reflect the current earnings of the Fund than the total return. Current short-term yields may be higher or lower than the figures shown.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.00	0.01	0.95	1.59
Class 2*	05/03/10	0.00	0.01	0.95	1.59
Class 3	10/13/81	0.00	0.01	0.95	1.60

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Cash Management Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Asset-Backed Commerical Paper	17.6
Commercial Paper	31.6
Certificates of Deposit	15.1
U.S. Government & Agency Obligations	15.8
U.S. Government-Insured Debt	1.1
Repurchase Agreements	1.6
Treasury Note Short-Term	13.0
Asset-Backed Securities — Non-Agency	4.2

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Guy Holbrook, IV, CFA

John McColley

Semiannual Report 2012	5

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Diversified Bond Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Diversified Bond Fund (the fund) Class 3 shares gained 3.56% for the six-months ended June 30, 2012.

>	The fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which advanced 2.37% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.69	7.93	6.05	5.11
Class 2*	05/03/10	3.56	7.61	5.85	4.94
Class 3	10/13/81	3.56	7.79	5.99	5.08
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.79	5.63

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

6	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Diversified Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Asset-Backed Securities — Non-Agency	1.1
Commercial Mortgage-Backed Securities — Agency	0.0	(a)
Commercial Mortgage-Backed Securities — Non-Agency	15.4
Corporate Bonds & Notes	43.4
Foreign Government Obligations	1.2
Inflation-Indexed Bonds	0.0	(a)
Municipal Bonds	0.4
Preferred Debt	1.9
Senior Loans	0.1
Residential Mortgage-Backed Securities — Agency	16.7
Residential Mortgage-Backed Securities — Non-Agency	1.1
Treasury Note Short-Term	2.2
U.S. Government & Agency Obligations	0.0	(a)
U.S. Treasury Obligations	14.7
Warrants	0.0	(a)
Other (b)	1.8

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
AAA rating	32.4
AA rating	1.3
A rating	8.3
BBB rating	21.5
BB rating	12.9
B rating	19.0
CCC rating	4.4
Not rated	0.2

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as “Not rated.” Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Carl Pappo, CFA

Alexander Powers

Michael Zazzarino

Brian Lavin, CFA

Semiannual Report 2012	7

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Dynamic Equity Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Dynamic Equity Fund (the fund) Class 3 shares advanced 8.41% for the six-months period ended June 30, 2012.

>	The fund underperformed the Standard & Poor’s 500 Index (S&P 500 Index), which gained 9.49% during the six-month period.

>	Effective August 28, 2012, the fund is renamed Columbia Variable Portfolio — Large Core Quantitative Fund.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	8.49	4.74	-1.36	4.16
Class 2*	05/03/10	8.37	4.51	-1.55	3.97
Class 3	10/13/81	8.41	4.60	-1.42	4.13
S&P 500 Index		9.49	5.45	0.22	5.33

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

8	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Dynamic Equity Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	5.7
Microsoft Corp.	3.3
Philip Morris International, Inc.	2.6
Chevron Corp.	2.6
Verizon Communications, Inc.	2.6
JPMorgan Chase & Co.	2.5
Wal-Mart Stores, Inc.	2.3
Abbott Laboratories	2.3
Eli Lilly & Co.	2.2
Simon Property Group, Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	99.1
Consumer Discretionary	11.0
Consumer Staples	11.0
Energy	10.5
Financials	14.5
Health Care	11.8
Industrials	10.9
Information Technology	19.3
Materials	3.5
Telecommunication Services	3.1
Utilities	3.5
Other (a)	0.9

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Oliver Buckley

Brian Condon

Semiannual Report 2012	9

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Emerging Markets Opportunity Fund (the fund) Class 3 shares increased 3.78% for the six-months ended June 30, 2012.

>	The fund underperformed its benchmark, the MSCI Emerging Markets (EM) Index (Net) which returned 3.93% for the same period.

>	Effective August 28, 2012, the fund is renamed Columbia Variable Portfolio — Emerging Markets Fund.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.78	-17.22	-0.95	12.30
Class 2*	05/03/10	3.67	-17.44	-1.13	12.14
Class 3	05/01/00	3.78	-17.29	-1.01	12.26
MSCI EM Index (Net)		3.93	-15.95	-0.09	14.08
MSCI EM Index (Gross)		4.12	-15.67	0.21	14.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The MSCI Emerging Markets Index (Net) and the MSCI Emerging Markets Index (Gross), each an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. Each index reflects reinvestment of all distributions and changes in market prices. On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund’s primary benchmark. The Fund’s Investment Manager made this recommendation to the Fund’s Board of Trustees because the Investment Manager believes that the Net version of the index better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

10	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Samsung Electronics Co., Ltd.	5.8
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.0
China Mobile Ltd.	2.5
Hyundai Motor Co.	2.0
Cia de Bebidas das Americas, ADR	1.9
Itaú Unibanco Holding SA, ADR	1.9
Hon Hai Precision Industry Co., Ltd.	1.8
Life Healthcare Group Holdings Ltd.	1.7
Turkiye Garanti Bankasi AS	1.6
Surgutneftegas OJSC	1.6

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments”.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2012)
Australia	0.6
Brazil	12.5
Chile	0.0	(a)
China	13.4
Colombia	0.9
Czech Republic	0.6
Hong Kong	1.1
India	5.7
Indonesia	2.3
Israel	0.5
Malaysia	2.8
Mexico	6.4
Netherlands	0.6
Peru	1.1
Philippines	2.0
Russian Federation	7.8
Singapore	1.0
South Africa	7.5
South Korea	14.6
Taiwan	8.8
Thailand	3.8
Turkey	2.8
Other (b)	3.2

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds.

Portfolio Management

Dara White, CFA

Robert Cameron

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFA

Semiannual Report 2012	11

Columbia Variable Portfolio Funds

Portfolio Overview (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012)
Airlines	1.0
Auto Components	1.4
Automobiles	3.8
Beverages	4.3
Capital Markets	0.9
Chemicals	1.7
Commercial Banks	14.7
Communications Equipment	0.6
Computers & Peripherals	1.3
Construction & Engineering	0.7
Construction Materials	0.9
Diversified Consumer Services	0.6
Diversified Financial Services	2.1
Diversified Telecommunication Services	1.8
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	1.7
Food & Staples Retailing	3.9
Gas Utilities	0.7
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	1.6
Industrial Conglomerates	1.7
Insurance	1.0
Internet Software & Services	1.6
IT Services	1.6
Machinery	0.7
Media	1.1
Metals & Mining	4.0
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	8.9
Personal Products	1.1
Pharmaceuticals	1.6
Professional Services	0.1
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	9.1
Software	1.2
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	1.2
Tobacco	1.4
Trading Companies & Distributors	0.0	(a)
Transportation Infrastructure	1.5
Wireless Telecommunication Services	8.2
Other (b)	3.1

Percentages indicated are based upon total net assets. The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds

12	Semiannual Report 2012

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Global Bond Fund (the fund) Class 3 shares gained 2.07% for the six-months ended June 30, 2012.

>	The fund outperformed its benchmark, the Barclays Global Aggregate Index, which rose 1.50% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	2.05	2.23	6.26	6.37
Class 2*	05/03/10	2.02	2.00	6.07	6.19
Class 3	05/01/96	2.07	2.10	6.21	6.34
Barclays Global Aggregate Index		1.50	2.73	6.70	6.49

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	13

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Portfolio Management

Nicholas Pifer, CFA

Country Breakdown (%) (at June 30, 2012)
Argentina	0.2
Australia	1.7
Belgium	0.5
Brazil	2.3
Canada	7.0
Colombia	0.5
Czech Republic	0.1
Denmark	0.3
El Salvador	0.1
Finland	0.8
France	5.3
Germany	6.9
Greece	0.0	(a)
Indonesia	1.8
Ireland	0.0	(a)
Italy	0.0	(a)
Japan	10.8
Kazakhstan	0.1
Lithuania	0.2
Luxembourg	0.4
Malaysia	0.6
Mexico	1.7
Netherlands	7.0
New Zealand	0.9
Norway	1.1
Peru	0.1
Philippines	0.4
Poland	1.6
Qatar	0.3
Russian Federation	0.6
South Africa	0.5
South Korea	0.6
Spain	0.2
Supra-National	0.2
Sweden	1.2
Turkey	0.2
United Kingdom	5.0
United States	38.2
Uruguay	0.1
Venezuela	0.5

(a)	Rounds to less than 0.1%.

14	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview (continued)

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Quality Breakdown (%) (at June 30, 2012)
AAA rating	45.7
AA rating	14.7
A rating	11.8
BBB rating	20.7
Non-investment grade	7.1
Not rated	—	(a)

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as “Not rated.” Credit ratings are subjective opinions and not statements of fact.

(a)	Rounds to less than 0.1%.

Semiannual Report 2012	15

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Global Inflation Protected Securities Fund (the fund) Class 3 shares gained 2.52% for the six-months ended June 30, 2012.

>	The fund underperformed its benchmark, the Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar), which advanced 2.73% for the same time period.

>	The Barclays U.S. Government Inflation-Linked Bond Index advanced 4.23% for the same time frame.

>	The fund also underperformed the Blended Index, which rose 2.92% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
		6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	2.65	8.30	6.39	4.93
Class 2*	05/03/10	2.50	8.05	6.20	4.78
Class 3	09/13/04	2.52	8.16	6.32	4.89
Barclays World Government Inflation-Linked Bond Index		2.73	9.28	7.31	6.01
Barclays U.S. Government Inflation-Linked Bond Index		4.23	12.24	8.56	6.48
Blended Index		2.92	9.77	7.53	6.11

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

The Barclays U.S. Government Inflation-Linked Bond Index is an unmanaged index that measures the performance of the U.S. government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.

The Blended Index consists of 50% Barclays World Government Inflation-Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Barclays U.S. Government Inflation-Linked Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

16	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

(Unaudited)

Country Breakdown (%) (a) (at June 30, 2012)
Australia	2.9
Brazil	0.5
Canada	3.8
Colombia	0.1
France	9.2
Germany	0.8
Greece	0.1
Indonesia	0.3
Mexico	1.2
Peru	0.1
Russian Federation	0.2
South Korea	0.2
Sweden	1.9
United Kingdom	24.0
United States	52.9
Other (b)	1.8

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Country breakdown does not include exposure to countries included in the “Investments in Derivatives” on page 119 of this semiannual report.

(b)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
AAA rating	92.6
A rating	2.1
BBB rating	4.8
Non-investment grade	0.1
Not rated	0.4

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as ”Not rated.” Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Nicholas Pifer, CFA

Hong Ho, CFA

Semiannual Report 2012	17

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – High Yield Bond Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — High Yield Bond Fund (the fund) Class 3 shares gained 7.23% for the six-months ended June 30, 2012.

>	The fund outperformed its benchmark, the Merrill Lynch High Yield Cash-Pay Constrained Index, which increased 6.96% for the same time period.

>	The fund’s former benchmark, the JPMorgan Global High Yield Index, rose 7.42% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.21	8.66	8.00	9.70
Class 2*	05/03/10	7.08	8.37	7.76	9.48
Class 3	05/01/96	7.23	8.52	7.94	9.67
Merrill Lynch High Yield Cash-Pay Constrained Index		6.96	6.54	8.23	9.72
JPMorgan Global High Yield Index		7.42	7.67	8.57	10.09

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Merrill Lynch High Yield Cash-Pay Constrained Index tracks the performance of U.S. dollar denominated, below investment-grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The index caps issuer exposure at 2%.

The JPMorgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JPMorgan Global High Yield Index (the Former Index) as the fund’s primary benchmark. The fund’s Investment Manager made this recommendation to the fund’s Board because the Investment Manager believes that the New Index provides a more appropriate basis for comparing the fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

18	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – High Yield Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Consumer Discretionary	15.6
Consumer Staples	0.9
Energy	12.3
Financials	9.0
Health Care	9.9
Industrials	8.4
Materials	12.9
Telecommunication	22.8
Utilities	5.1
Warrants	0.0	(a)
Limited Partnerships	0.0	(a)
Other (b)	3.1

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
BBB rating	2.2
BB rating	37.1
B rating	47.4
CCC rating	13.0
Not rated	0.3

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as ”Not rated.” Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian Lavin

Jennifer Ponce de Leon

Semiannual Report 2012	19

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Income Opportunities Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Income Opportunities Fund (the fund) Class 3 shares gained 6.41% for the six-months ended June 30, 2012.

>	The fund underperformed its benchmark, the Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, which increased 6.43% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	6.55	8.61	8.22	8.07
Class 2*	05/03/10	6.38	8.34	7.99	7.86
Class 3	06/01/04	6.41	8.46	8.15	8.02
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index		6.43	7.04	7.64	7.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

20	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Income Opportunities Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Consumer Discretionary	13.4
Consumer Staples	0.8
Energy	13.5
Financials	11.1
Health Care	7.6
Industrials	9.5
Materials	13.8
Telecommunication	21.5
Utilities	5.8
Other (a)	3.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
BBB rating	4.0
BB rating	47.1
B rating	44.9
Non-investment grade	3.9
Not rated	0.1

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as ”Not rated.” Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian Lavin

Semiannual Report 2012	21

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund (the fund) Class 3 shares increased 7.29% for the six-month period ended June 30, 2012.

>	The fund underperformed its benchmark, the Russell Midcap Growth Index, which returned 8.10% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.28	-11.77	1.17	5.03
Class 2*	05/03/10	7.22	-11.99	1.02	4.90
Class 3	05/01/01	7.29	-11.85	1.13	5.01
Russell Midcap Growth Index		8.10	-2.99	1.90	8.47

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000® Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

22	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
CF Industries Holdings, Inc.	1.8
Teradata Corp.	1.6
Citrix Systems, Inc.	1.6
KLA-Tencor Corp.	1.6
Alexion Pharmaceuticals, Inc.	1.6
Fortinet, Inc.	1.6
Dollar Tree, Inc.	1.4
TripAdvisor, Inc.	1.4
Alliance Data Systems Corp.	1.4
Watson Pharmaceuticals, Inc.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	95.4
Consumer Discretionary	22.6
Consumer Staples	6.3
Energy	5.9
Financials	7.7
Health Care	14.1
Industrials	12.8
Information Technology	17.2
Materials	6.3
Telecommunication Services	1.8
Utilities	0.7
Other (a)	4.6

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

George Myers, CFA

Wayne Collette, CFA

Lawrence Lin, CFA

Brian Neigut

Semiannual Report 2012	23

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Davis New York Venture Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Davis New York Venture Fund (the fund) Class 3 shares increased 6.53% for the six-month period ended June 30, 2012.

>	The fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500 Index), which gained 9.49% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	6.63	0.10	-1.97	0.81
Class 2*	05/03/10	6.44	-0.19	-2.04	0.74
Class 3	05/01/06	6.53	0.00	-2.01	0.78
S&P 500 Index		9.49	5.45	0.22	2.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

24	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Davis New York Venture Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
CVS Caremark Corp.	6.8
Wells Fargo & Co.	6.4
American Express Co.	6.3
Bank of New York Mellon Corp. (The)	5.1
Costco Wholesale Corp.	5.0
Google, Inc., Class A	3.3
Loews Corp.	3.1
Walt Disney Co. (The)	3.0
Bed Bath & Beyond, Inc.	3.0
Berkshire Hathaway, Inc., Class B	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	95.9
Consumer Discretionary	9.6
Consumer Staples	17.4
Energy	9.0
Financials	35.5
Health Care	4.2
Industrials	5.3
Information Technology	8.2
Materials	6.5
Telecommunication Services	0.2
Convertible Bonds	0.0	(a)
Other (b)	4.1

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds.

Portfolio Management

Davis Selected Advisers, L.P.

Semiannual Report 2012	25

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Goldman Sachs Mid Cap Value Fund (the fund) Class 3 shares rose 7.35% for the six-month period ended June 30, 2012.

>	The fund underperformed its benchmark, the Russell Midcap Value Index, which returned 7.78% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	7.54	-4.97	0.26	4.84
Class 2*	05/03/10	7.37	-5.24	0.07	4.66
Class 3	02/04/04	7.35	-5.15	0.21	4.80
Russell Midcap Value Index		7.78	-0.37	-0.13	7.11

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

26	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Everest Re Group Ltd.	1.9
Xcel Energy, Inc.	1.8
Principal Financial Group, Inc.	1.7
Sempra Energy	1.6
SLM Corp.	1.6
Amphenol Corp., Class A	1.6
PPL Corp.	1.6
JM Smucker Co. (The)	1.6
Host Hotel & Resorts, Inc.	1.5
Invesco Ltd.	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	97.8
Consumer Discretionary	9.9
Consumer Staples	5.5
Energy	7.3
Financials	30.0
Health Care	7.2
Industrials	8.3
Information Technology	11.3
Materials	5.5
Telecommunication Services	0.8
Utilities	12.0
Exchange-Traded Funds	1.1
Other (a)	1.1

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Goldman Sachs Asset Management, L.P.

Semiannual Report 2012	27

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Partners Small Cap Value Fund (the fund) Class 3 shares rose 5.42% for the six-month period ended June 30, 2012.

>	The Fund underperformed its benchmark, the Russell 2000 Value Index, which increased 8.23% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.47	-2.65	0.91	7.17
Class 2*	05/03/10	5.29	-2.91	0.74	7.03
Class 3	08/14/01	5.42	-2.78	0.85	7.13
Russell 2000 Value Index		8.23	-1.44	-1.05	6.50

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

28	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Granite Real Estate, Inc.	1.7
Dillard’s, Inc., Class A	1.3
Platinum Underwriters Holdings Ltd.	1.2
JetBlue Airways Corp.	1.2
Ingram Micro, Inc., Class A	1.2
Healthsouth Corp.	1.1
Bob Evans Farms, Inc.	1.1
Montpelier Re Holdings Ltd.	1.0
Harris Teeter Supermarkets, Inc.	1.0
Cabela’s, Inc.	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	92.2
Consumer Discretionary	15.8
Consumer Staples	3.0
Energy	5.8
Financials	22.5
Health Care	6.1
Industrials	15.6
Information Technology	13.6
Materials	5.5
Telecommunication Services	0.1
Utilities	4.2
Other (a)	7.8

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, Inc.

Donald Smith & Co., Inc.

Denver Investment Advisors LLC

River Road Asset Management, LLC

Turner Investments, L.P.

Semiannual Report 2012	29

Columbia Variable Portfolio Funds

Understanding Your Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio – Balanced Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 3	1,000.00	1,000.00	1,072.00	1,020.84	4.17	4.07	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

30	Semiannual Report 2012

Columbia Variable Portfolio Funds

Understanding Your Expenses (continued)

(Unaudited)

Columbia Variable Portfolio – Cash Management Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.00	1,024.17	0.70	0.70	0.14
Class 2	1,000.00	1,000.00	1,000.00	1,024.17	0.70	0.70	0.14
Class 3	1,000.00	1,000.00	1,000.00	1,024.22	0.65	0.65	0.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2012, the annualized expense ratios would have been 0.46% for Class 1, 0.71% for Class 2 and 0.59% for Class 3. The actual expenses paid would have been $2.29 for Class 1, $3.53 for Class 2 and $2.93 for Class 3; the hypothetical expenses paid would have been $2.31 for Class 1, $3.57 for Class 2 and $2.97 for Class 3.

Columbia Variable Portfolio – Diversified Bond Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,036.90	1,022.18	2.73	2.72	0.54
Class 2	1,000.00	1,000.00	1,035.60	1,020.93	4.00	3.97	0.79
Class 3	1,000.00	1,000.00	1,035.60	1,021.53	3.39	3.37	0.67

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Columbia Variable Portfolio – Dynamic Equity Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,084.90	1,021.13	3.89	3.77	0.75
Class 2	1,000.00	1,000.00	1,083.70	1,019.84	5.23	5.07	1.01
Class 3	1,000.00	1,000.00	1,084.10	1,020.49	4.56	4.42	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	31

Columbia Variable Portfolio Funds

Understanding Your Expenses (continued)

(Unaudited)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,037.80	1,018.50	6.49	6.42	1.28
Class 2	1,000.00	1,000.00	1,036.70	1,017.26	7.75	7.67	1.53
Class 3	1,000.00	1,000.00	1,037.80	1,017.85	7.14	7.07	1.41

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Variable Portfolio – Global Bond Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,020.50	1,021.33	3.57	3.57	0.71
Class 2	1,000.00	1,000.00	1,020.20	1,020.09	4.82	4.82	0.96
Class 3	1,000.00	1,000.00	1,020.70	1,020.74	4.17	4.17	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,026.50	1,022.13	2.77	2.77	0.55
Class 2	1,000.00	1,000.00	1,025.00	1,020.89	4.03	4.02	0.80
Class 3	1,000.00	1,000.00	1,025.20	1,021.48	3.42	3.42	0.68

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

32	Semiannual Report 2012

Columbia Variable Portfolio Funds

Understanding Your Expenses (continued)

(Unaudited)

Columbia Variable Portfolio – High Yield Bond Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,072.10	1,021.08	3.92	3.82	0.76
Class 2	1,000.00	1,000.00	1,070.80	1,019.94	5.10	4.97	0.99
Class 3	1,000.00	1,000.00	1,072.30	1,020.54	4.48	4.37	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Variable Portfolio – Income Opportunities Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,065.50	1,021.33	3.65	3.57	0.71
Class 2	1,000.00	1,000.00	1,063.80	1,020.09	4.93	4.82	0.96
Class 3	1,000.00	1,000.00	1,064.10	1,020.74	4.26	4.17	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,072.80	1,020.49	4.54	4.42	0.88
Class 2	1,000.00	1,000.00	1,072.20	1,019.05	6.03	5.87	1.17
Class 3	1,000.00	1,000.00	1,072.90	1,019.64	5.41	5.27	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	33

Columbia Variable Portfolio Funds

Understanding Your Expenses (continued)

(Unaudited)

Variable Portfolio – Davis New York Venture Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,066.30	1,020.98	4.01	3.92	0.78
Class 2	1,000.00	1,000.00	1,064.40	1,019.74	5.29	5.17	1.03
Class 3	1,000.00	1,000.00	1,065.30	1,020.39	4.62	4.52	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,075.40	1,020.44	4.59	4.47	0.89
Class 2	1,000.00	1,000.00	1,073.70	1,019.19	5.88	5.72	1.14
Class 3	1,000.00	1,000.00	1,073.50	1,019.84	5.21	5.07	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Partners Small Cap Value Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,054.70	1,019.99	5.01	4.92	0.98
Class 2	1,000.00	1,000.00	1,052.90	1,018.75	6.28	6.17	1.23
Class 3	1,000.00	1,000.00	1,054.20	1,019.34	5.67	5.57	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.91% for Class 1, 1.16% for Class 2 and 1.04% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2012. If this change had been in place for the entire six month period ended June 30, 2012, the actual expenses paid would have been $4.65 for Class 1, $5.92 for Class 2 and $5.29 for Class 3; the hypothetical expenses paid would have been $4.57 for Class 1, $5.82 for Class 2 and $5.20 for Class 3.

34	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 63.6%
Issuer	Shares	Value ($)

Consumer Discretionary 5.4%
Auto Components 1.2%

Delphi Automotive PLC(a)	92,481	2,358,265

Johnson Controls, Inc.	283,107	7,844,895

Total		10,203,160

Media 3.6%

Comcast Corp., Class A	380,593	12,167,558

DIRECTV, Class A(a)	67,230	3,282,169

Discovery Communications, Inc., Class A(a)	106,254	5,737,716

Viacom, Inc., Class B	192,129	9,033,905

Total		30,221,348

Specialty Retail 0.6%

Home Depot, Inc. (The)	100,433	5,321,945

Total Consumer Discretionary		45,746,453

Consumer Staples 7.4%
Beverages 2.1%

Diageo PLC, ADR	51,603	5,318,721

PepsiCo, Inc.	172,105	12,160,939

Total		17,479,660

Food & Staples Retailing 1.2%

CVS Caremark Corp.	209,178	9,774,888

Food Products 1.2%

Kraft Foods, Inc., Class A	266,353	10,286,553

Household Products 1.0%

Procter & Gamble Co. (The)	138,189	8,464,076

Personal Products 0.2%

Herbalife Ltd.	33,296	1,609,196

Tobacco 1.7%

Philip Morris International, Inc.	169,318	14,774,689

Total Consumer Staples		62,389,062

Energy 6.4%
Energy Equipment & Services 0.8%

Baker Hughes, Inc.	48,787	2,005,146

National Oilwell Varco, Inc.	34,974	2,253,725

Weatherford International Ltd.(a)	209,399	2,644,709

Total		6,903,580

Oil, Gas & Consumable Fuels 5.6%

Apache Corp.	56,728	4,985,824

Chevron Corp.	127,453	13,446,291

ConocoPhillips	137,863	7,703,784

Devon Energy Corp.	83,709	4,854,285

Common Stocks (continued)
Issuer	Shares	Value ($)

Exxon Mobil Corp.	191,768	16,409,588

Total		47,399,772

Total Energy		54,303,352

Financials 10.0%
Capital Markets 3.4%

BlackRock, Inc.	57,836	9,821,710

Goldman Sachs Group, Inc. (The)	40,833	3,914,251

Invesco Ltd.	252,392	5,704,059

Morgan Stanley	134,960	1,969,067

State Street Corp.	172,966	7,721,202

Total		29,130,289

Commercial Banks 1.3%

Wells Fargo & Co.	337,882	11,298,774

Diversified Financial Services 2.0%

Citigroup, Inc.	49,869	1,366,909

JPMorgan Chase & Co.	423,064	15,116,077

Total		16,482,986

Insurance 3.3%

Berkshire Hathaway, Inc., Class B(a)	246,588	20,548,178

Aon PLC	166,121	7,771,140

Total		28,319,318

Total Financials		85,231,367

Health Care 9.4%
Biotechnology 0.7%

Celgene Corp.(a)	89,492	5,741,807

Health Care Equipment & Supplies 1.5%

Baxter International, Inc.	124,622	6,623,659

Covidien PLC	121,901	6,521,704

Total		13,145,363

Health Care Providers & Services 2.1%

Aetna, Inc.	52,800	2,047,056

Cardinal Health, Inc.	123,713	5,195,946

CIGNA Corp.	92,208	4,057,152

Express Scripts Holding Co.(a)	109,695	6,124,272

Total		17,424,426

Pharmaceuticals 5.1%

Abbott Laboratories	149,889	9,663,344

Johnson & Johnson	212,094	14,329,070

Merck & Co., Inc.	197,189	8,232,641

Pfizer, Inc.	489,652	11,261,996

Total		43,487,051

Total Health Care		79,798,647

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	35

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Industrials 7.3%
Aerospace & Defense 1.8%

Honeywell International, Inc.	152,993	8,543,129

United Technologies Corp.	92,620	6,995,589

Total		15,538,718

Air Freight & Logistics 0.3%

FedEx Corp.	30,729	2,815,084

Electrical Equipment 0.2%

Polypore International, Inc.(a)(b)	39,374	1,590,316

Industrial Conglomerates 3.4%

General Electric Co.	751,342	15,657,967

Tyco International Ltd.	246,093	13,006,015

Total		28,663,982

Professional Services 0.8%

Nielsen Holdings NV(a)	253,208	6,639,114

Road & Rail 0.8%

Union Pacific Corp.	54,927	6,553,340

Total Industrials		61,800,554

Information Technology 14.9%
Communications Equipment 1.3%

QUALCOMM, Inc.	190,053	10,582,151

Computers & Peripherals 4.2%

Apple, Inc.(a)	48,691	28,435,544

EMC Corp.(a)	274,546	7,036,614

Total		35,472,158

Internet Software & Services 3.6%

eBay, Inc.(a)	459,872	19,319,223

Google, Inc., Class A(a)	19,071	11,062,515

Total		30,381,738

IT Services 2.6%

Cognizant Technology Solutions Corp., Class A(a)	23,562	1,413,720

International Business Machines Corp.	51,666	10,104,836

Mastercard, Inc., Class A	24,819	10,674,900

Total		22,193,456

Office Electronics 0.7%

Xerox Corp.	752,463	5,921,884

Semiconductors & Semiconductor Equipment 0.7%

Skyworks Solutions, Inc.(a)	217,943	5,965,100

Software 1.8%

Electronic Arts, Inc.(a)	188,152	2,323,677

Common Stocks (continued)
Issuer	Shares	Value ($)

Microsoft Corp.	429,647	13,142,902

Total		15,466,579

Total Information Technology		125,983,066

Materials 1.6%
Chemicals 1.6%

Air Products & Chemicals, Inc.	26,124	2,108,991

Celanese Corp., Class A	68,901	2,385,353

Dow Chemical Co. (The)	121,311	3,821,296

EI du Pont de Nemours & Co.	105,630	5,341,709

Total		13,657,349

Total Materials		13,657,349

Telecommunication Services 0.9%
Wireless Telecommunication Services 0.9%

Sprint Nextel Corp.(a)	980,700	3,197,082

Vodafone Group PLC, ADR	169,876	4,787,106

Total		7,984,188

Total Telecommunication Services		7,984,188

Utilities 0.3%
Electric Utilities 0.3%

Exelon Corp.	76,341	2,871,948

Total Utilities		2,871,948

Total Common Stocks (Cost: $482,663,203)		539,765,986

Corporate Bonds & Notes 12.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Aerospace & Defense 0.2%

ADS Tactical, Inc. Senior Secured(c)
04/01/18	11.000%	138,000	138,345

BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	64,000	65,600

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	58,000	60,465
03/15/21	7.125%	23,000	24,035

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	183,000	197,182

L-3 Communications Corp.
02/15/21	4.950%	800,000	865,165

Total			1,350,792

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Automotive 0.1%
Allison Transmission, Inc.(c)
05/15/19	7.125%	50,000	52,250

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	37,000	38,018
06/15/21	8.250%	91,000	93,502

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	68,000	73,440

Delphi Corp.
05/15/19	5.880%	45,000	48,037
05/15/21	6.125%	17,000	18,573

Lear Corp.
03/15/18	7.875%	81,000	89,302
03/15/20	8.125%	13,000	14,593

Schaeffler Finance BV Senior Secured(c)
02/15/19	8.500%	70,000	74,200

Visteon Corp.
04/15/19	6.750%	143,000	139,067

Total			640,982

Banking 2.1%
Abbey National Treasury Services PLC Bank Guaranteed(d)
04/25/14	2.046%	1,175,000	1,123,269

BB&T Corp. Senior Unsecured(d)
04/28/14	1.166%	1,100,000	1,106,004

Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,365,000	1,490,317

Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,200,000	1,434,634

Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	650,000	771,178

Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,365,000	1,524,123

Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,150,000	1,230,831

HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	1,150,000	1,283,917

ING Bank NV Senior Unsecured(c)(d)
06/09/14	1.868%	1,075,000	1,060,462

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

KeyCorp Senior Unsecured
03/24/21	5.100%	1,000,000	1,115,309

Lloyds Banking Group PLC(c)(d)
11/29/49	6.267%	74,000	44,400

Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	1,000,000	1,133,280

Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,250,000	1,306,960

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	53,000	55,782

U.S. Bank Subordinated Notes(d)
04/29/20	3.778%	1,450,000	1,514,922

Wachovia Corp. Subordinated Notes
08/01/14	5.250%	1,175,000	1,253,456

Total			17,448,844

Brokerage —%
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500%	110,000	126,088

Neuberger Berman Group LLC/Finance Corp.(c) Senior Unsecured
03/15/20	5.625%	32,000	33,280
03/15/22	5.875%	48,000	50,040

Total			209,408

Building Materials —%
Building Materials Corp. of America Senior Notes(c)
05/01/21	6.750%	59,000	63,130

Gibraltar Industries, Inc.
12/01/15	8.000%	51,000	52,148

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	76,000	74,670

Nortek, Inc.
12/01/18	10.000%	8,000	8,400
04/15/21	8.500%	48,000	46,920

Total			245,268

Chemicals 0.2%
Celanese U.S. Holdings LLC
06/15/21	5.875%	51,000	54,697

Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	575,000	769,269

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	37

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	39,000	39,780

Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	96,000	98,400

Huntsman International LLC
03/15/21	8.625%	33,000	37,208

Ineos Finance PLC Senior Secured(c)
05/15/15	9.000%	77,000	80,850

JM Huber Corp. Senior Notes(c)
11/01/19	9.875%	65,000	69,875

Koppers, Inc.
12/01/19	7.875%	12,000	12,930

LyondellBasell Industries NV(c)
11/15/21	6.000%	255,000	279,862
Senior Notes
04/15/24	5.750%	131,000	140,170

MacDermid, Inc.(c)
04/15/17	9.500%	83,000	86,735

Momentive Performance Materials, Inc. Secured
06/15/14	12.500%	21,000	21,893

Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	2,000	2,265

Polypore International, Inc.
11/15/17	7.500%	75,000	79,594

Total			1,773,528

Construction Machinery 0.2%
Ashtead Capital, Inc.(c)(e)
07/15/22	6.500%	16,000	16,000

CNH Capital LLC(c)
11/01/16	6.250%	146,000	156,220

Case New Holland, Inc.
12/01/17	7.875%	130,000	150,150

Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	1,130,000	1,134,840

Columbus McKinnon Corp.
02/01/19	7.875%	49,000	51,940

Manitowoc Co., Inc. (The)
11/01/20	8.500%	47,000	50,760

Neff Rental LLC/Finance Corp. Secured(c)
05/15/16	9.625%	77,000	77,000

UR Merger Sub Corp.
12/15/19	9.250%	78,000	86,970

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Senior Unsecured
11/15/19	10.250%	38,000	42,750
02/01/21	8.250%	42,000	44,730

UR Merger Sub Corp.(c)
05/15/20	7.375%	36,000	37,620
04/15/22	7.625%	89,000	93,227
Secured
07/15/18	5.750%	43,000	44,720

Total			1,986,927

Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(c)
07/01/18	12.125%	64,000	67,200

Realogy Corp. Senior Secured(c)
01/15/20	9.000%	43,000	44,290

Total			111,490

Consumer Products —%
Jarden Corp.
01/15/20	7.500%	59,000	65,047

Libbey Glass, Inc.(c)
05/15/20	6.875%	23,000	23,748

Spectrum Brands, Inc.(c)
03/15/20	6.750%	74,000	76,405

Total			165,200

Diversified Manufacturing 0.3%
Actuant Corp.(c)
06/15/22	5.625%	31,000	31,775

Amsted Industries, Inc. Senior Notes(c)
03/15/18	8.125%	82,000	87,125

CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	80,000	84,800

Tomkins LLC/Inc. Secured
10/01/18	9.000%	111,000	123,488

Tyco International Ltd./Finance SA
12/15/19	7.000%	650,000	854,791

United Technologies Corp. Senior Unsecured
06/01/22	3.100%	1,100,000	1,152,648

Total			2,334,627

Electric 1.0%
AES Corp. (The) Senior Unsecured(c)
07/01/21	7.375%	168,000	186,900

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	750,000	774,025

CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	70,000	77,472

Calpine Corp. Senior Secured(c)
02/15/21	7.500%	162,000	175,770

Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	575,000	696,232

DTE Energy Co. Senior Unsecured
05/15/14	7.625%	800,000	892,473

Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	760,000	895,073

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	58,000	57,348

Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	711,640

KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	205,000	205,116

Nevada Power Co.
08/01/18	6.500%	605,000	747,365

Ohio Edison Co. Senior Unsecured
07/15/36	6.875%	575,000	738,478

Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	700,000	870,054

Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	835,000	958,558

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	675,000	704,264

Total			8,690,768

Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	56,000	60,060
12/01/20	9.750%	5,000	5,400

Cinemark U.S.A., Inc
06/15/21	7.375%	12,000	13,020

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	585,499	585,499

Total			663,979

Food and Beverage 0.3%
ARAMARK Holdings Corp. Senior Unsecured PIK(c)
05/01/16	8.625%	19,000	19,451

Anheuser-Busch InBev Worldwide, Inc.(d)
07/14/14	0.827%	885,000	889,943

Bacardi Ltd.(c)
04/01/14	7.450%	150,000	165,599

Kraft Foods Group, Inc.(c)
06/06/22	3.500%	850,000	872,238

SABMiller PLC Senior Unsecured(c)
01/15/14	5.700%	725,000	774,973

Total			2,722,204

Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Secured
04/15/18	12.750%	47,000	36,895
Senior Secured
06/01/17	11.250%	28,000	30,555

Caesars Entertainment Operating Co., Inc.(c) Senior Secured
02/15/20	8.500%	62,000	62,465

Chester Downs & Marina LLC Senior Secured(c)
02/01/20	9.250%	49,000	51,083

MGM Resorts International
03/01/18	11.375%	81,000	95,377
Senior Secured
03/15/20	9.000%	64,000	71,360

Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	7,000	7,753

ROC Finance LLC/Corp. Secured(c)
09/01/18	12.125%	88,000	99,000

Seminole Indian Tribe of Florida(c)
10/01/17	7.750%	8,000	8,720
Senior Secured
10/01/20	6.535%	98,000	100,626

Seneca Gaming Corp.(c)
12/01/18	8.250%	61,000	62,525

Tunica-Biloxi Gaming Authority Senior Unsecured(c)
11/15/15	9.000%	27,000	25,380

Total			651,739

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	39

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Gas Distributors 0.1%
Sempra Energy Senior Unsecured
06/01/16	6.500%	750,000	882,321

Gas Pipelines 0.6%
El Paso LLC Senior Unsecured
06/01/18	7.250%	13,000	14,934
09/15/20	6.500%	265,000	290,175
01/15/32	7.750%	51,000	57,342

Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	725,000	776,939

Enterprise Products Operating LLC
02/01/41	5.950%	500,000	565,429

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	97,000	100,031

NiSource Finance Corp.
09/15/17	5.250%	840,000	937,910

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	94,000	99,170
07/15/21	6.500%	87,000	91,350

Southern Natural Gas Co. LLC Senior Unsecured(c)
04/01/17	5.900%	850,000	973,082

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	255,000	257,550

Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	700,000	838,746

Total			5,002,658

Health Care 0.4%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	11,068	11,760

American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	82,000	86,715

CHS/Community Health Systems, Inc.
11/15/19	8.000%	73,000	77,745

ConvaTec Healthcare E SA Senior Unsecured(c)
12/15/18	10.500%	111,000	111,555

Emdeon, Inc.(c)
12/31/19	11.000%	72,000	80,640

Express Scripts Holding Co.
06/15/14	6.250%	750,000	820,962

Fresenius Medical Care U.S. Finance II, Inc.(c)
01/31/22	5.875%	30,000	31,238

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Fresenius Medical Care U.S. Finance, Inc.(c)
09/15/18	6.500%	52,000	56,550
02/15/21	5.750%	43,000	44,827

HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	72,000	77,220

HCA, Inc.
02/15/22	7.500%	71,000	77,390
Senior Secured
02/15/20	7.875%	111,000	123,210
09/15/20	7.250%	156,000	171,600

Hanger, Inc.
11/15/18	7.125%	49,000	50,470

Health Management Associates, Inc. Senior Unsecured(c)
01/15/20	7.375%	72,000	76,590

Healthsouth Corp.
02/15/20	8.125%	48,000	52,680
09/15/22	7.750%	4,000	4,290

Hospira, Inc. Senior Unsecured
03/30/17	6.050%	550,000	620,385

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	57,000	56,430

Kinetic Concepts, Inc./KCI U.S.A., Inc.(c)
11/01/18	10.500%	59,000	61,950
11/01/19	12.500%	41,000	37,105

Multiplan, Inc.(c)
09/01/18	9.875%	107,000	117,165

PSS World Medical, Inc.(c)
03/01/22	6.375%	12,000	12,300

Physio-Control International, Inc. Senior Secured(c)
01/15/19	9.875%	61,000	64,965

Physiotherapy Associates Holdings, Inc. Senior Unsecured(c)
05/01/19	11.875%	16,000	16,160

Radnet Management, Inc.
04/01/18	10.375%	26,000	26,000

Rural/Metro Corp. Senior Unsecured(c)
07/15/19	10.125%	41,000	40,180

STHI Holding Corp. Secured(c)
03/15/18	8.000%	37,000	39,127

Truven Health Analytics, Inc. Senior Unsecured(c)
06/01/20	10.625%	31,000	32,240

United Surgical Partners International, Inc. Senior Unsecured(c)
04/01/20	9.000%	35,000	37,100

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	104,000	106,340
02/01/19	7.750%	43,000	43,430

Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/19	7.750%	24,000	24,300

Total			3,290,619

Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	59,000	63,425

CIGNA Corp. Senior Unsecured
02/15/42	5.375%	800,000	851,197

Total			914,622

Home Construction —%
KB Home
03/15/20	8.000%	30,000	30,600

Meritage Homes Corp.(c)
04/01/22	7.000%	24,000	24,720

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	60,000	64,500

Taylor Morrison Communities, Inc./Monarch(c)
04/15/20	7.750%	51,000	53,295

Total			173,115

Independent Energy 1.0%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	725,000	822,714

Antero Resources Finance Corp.
12/01/17	9.375%	4,000	4,420
08/01/19	7.250%	14,000	14,490

Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	775,000	906,749

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	126,000	131,670

Chaparral Energy, Inc.
10/01/20	9.875%	40,000	44,450
09/01/21	8.250%	86,000	90,945

Chaparral Energy, Inc.(c)
11/15/22	7.625%	16,000	16,200

Chesapeake Energy Corp.
08/15/20	6.625%	99,000	97,762
11/15/20	6.875%	40,000	39,400
02/15/21	6.125%	156,000	150,930

Cimarex Energy Co.
05/01/22	5.875%	65,000	67,437

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Comstock Resources, Inc.
06/15/20	9.500%	96,000	94,560

Concho Resources, Inc.
01/15/21	7.000%	176,000	188,320
01/15/22	6.500%	19,000	19,760

Continental Resources, Inc.
10/01/19	8.250%	3,000	3,353
04/01/21	7.125%	88,000	98,010

Continental Resources, Inc.(c)
09/15/22	5.000%	130,000	131,950

EP Energy LLC/Finance, Inc.(c) Senior Secured
05/01/19	6.875%	56,000	58,520
Senior Unsecured
05/01/20	9.375%	105,000	108,806

EnCana Corp. Senior Unsecured
11/15/21	3.900%	825,000	816,039

Goodrich Petroleum Corp.
03/15/19	8.875%	33,000	31,433

Hilcorp Energy I LP/Finance Co. Senior Notes(c)
02/15/20	8.000%	13,000	14,008

Kodiak Oil & Gas Corp.(c)
12/01/19	8.125%	165,000	169,950

Laredo Petroleum, Inc.
02/15/19	9.500%	170,000	189,550

Laredo Petroleum, Inc.(c)
05/01/22	7.375%	11,000	11,385

MEG Energy Corp.(c)
03/15/21	6.500%	102,000	104,167

Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	100,000	102,250

Nexen, Inc. Senior Unsecured
03/10/35	5.875%	850,000	851,824

Oasis Petroleum, Inc.
02/01/19	7.250%	106,000	108,650
11/01/21	6.500%	82,000	81,180

Oasis Petroleum, Inc.(e)
01/15/23	6.875%	26,000	26,098

Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	725,000	726,754

QEP Resources, Inc. Senior Unsecured
10/01/22	5.375%	70,000	70,087

Range Resources Corp.
05/15/19	8.000%	67,000	73,197
06/01/21	5.750%	46,000	48,070

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	41

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

SM Energy Co. Senior Unsecured
11/15/21	6.500%	36,000	36,630

SM Energy Co.(c) Senior Notes
01/01/23	6.500%	23,000	23,173

Southwestern Energy Co.
02/01/18	7.500%	590,000	707,821

Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,260

Woodside Finance Ltd.(c)
05/10/21	4.600%	825,000	883,124

Total			8,170,096

Integrated Energy 0.1%
Petro-Canada Senior Unsecured
05/15/18	6.050%	775,000	917,099

Life Insurance 0.4%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	740,000	762,020

Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	600,000	755,567

Metropolitan Life Global Funding I Senior Secured(c)
04/11/22	3.875%	800,000	830,648

Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	775,000	884,201

Total			3,232,436

Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	26,140

Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	48,000	52,320
01/15/19	7.000%	70,000	75,600
01/31/22	6.625%	67,000	71,690

CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	60,000	67,350

Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	57,000	61,560

DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	800,000	878,876

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

DISH DBS Corp.
09/01/19	7.875%	120,000	138,300
06/01/21	6.750%	110,000	118,800

Videotron Ltee(c)
07/15/22	5.000%	27,000	27,405

Total			1,491,901

Media Non-Cable 0.5%
AMC Networks, Inc.(c)
07/15/21	7.750%	76,000	83,790

Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	111,000	120,990

Clear Channel Worldwide Holdings, Inc.(c)
03/15/20	7.625%	25,000	23,938
03/15/20	7.625%	143,000	139,782

Hughes Satellite Systems Corp.
06/15/21	7.625%	84,000	91,350
Senior Secured
06/15/19	6.500%	36,000	38,250

Intelsat Jackson Holdings SA(c)
10/15/20	7.250%	176,000	184,800

Intelsat Luxembourg SA PIK
02/04/17	11.500%	56,000	57,820

Lamar Media Corp.(c)
02/01/22	5.875%	85,000	87,125

NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	800,000	944,382

National CineMedia LLC Senior Unsecured
07/15/21	7.875%	68,000	72,080

National CineMedia LLC(c) Senior Secured
04/15/22	6.000%	55,000	55,963

News America, Inc.
03/15/33	6.550%	850,000	958,592

Nielsen Finance LLC/Co.
10/15/18	7.750%	157,000	173,877

Salem Communications Corp. Secured
12/15/16	9.625%	62,000	68,432

Sinclair Television Group, Inc. Secured(c)
11/01/17	9.250%	36,000	39,735

TCM Sub LLC(c)
01/15/15	3.550%	775,000	818,083

Univision Communications, Inc.(c)
05/15/21	8.500%	50,000	50,500

Senior Secured
11/01/20	7.875%	98,000	104,860

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

XM Satellite Radio, Inc.(c)
11/01/18	7.625%	96,000	103,200

Total			4,217,549

Metals 0.3%
Alpha Natural Resources, Inc.
06/01/19	6.000%	93,000	79,515
06/01/21	6.250%	5,000	4,200

ArcelorMittal Senior Unsecured
03/01/21	5.500%	985,000	932,319

Arch Coal, Inc.
06/15/19	7.000%	60,000	50,700
06/15/21	7.250%	4,000	3,350

CONSOL Energy, Inc.
04/01/20	8.250%	95,000	99,750

Calcipar SA Senior Secured(c)
05/01/18	6.875%	40,000	39,400

FMG Resources August 2006 Proprietary Ltd.(c)
02/01/16	6.375%	141,000	142,762
11/01/19	8.250%	36,000	38,070
Senior Unsecured
04/01/22	6.875%	49,000	49,368

Inmet Mining Corp. Senior Notes(c)
06/01/20	8.750%	121,000	119,790

JMC Steel Group Senior Notes(c)
03/15/18	8.250%	103,000	102,228

Novelis, Inc.
12/15/20	8.750%	11,000	11,853

Peabody Energy Corp.(c)
11/15/18	6.000%	40,000	39,800
11/15/21	6.250%	68,000	67,320

Rain CII Carbon LLC/Corp. Senior Secured(c)
12/01/18	8.000%	89,000	89,890

Vale Overseas Ltd.
01/23/17	6.250%	800,000	909,834

Total			2,780,149

Non-Captive Consumer —%
SLM Corp. Senior Unsecured
03/25/20	8.000%	68,000	74,460
01/25/22	7.250%	79,000	83,543

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	119,000	94,605

Total			252,608

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Non-Captive Diversified 0.4%
Ally Financial, Inc.
02/15/17	5.500%	42,000	42,661
03/15/20	8.000%	386,000	443,900
09/15/20	7.500%	41,000	46,074

CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	168,000	173,460
05/15/20	5.375%	47,000	47,940

CIT Group, Inc.(c) Senior Secured
04/01/18	6.625%	158,000	170,245

Senior Unsecured
02/15/19	5.500%	22,000	22,660

General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	2,025,000	2,248,815

International Lease Finance Corp. Senior Unsecured
05/15/19	6.250%	71,000	72,332
12/15/20	8.250%	191,000	218,728
01/15/22	8.625%	45,000	52,113

Total			3,538,928

Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	183,000	191,235

Green Field Energy Services, Inc. Senior Secured(c)
11/15/16	13.000%	110,000	94,600

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	170,000	184,450

Weatherford International, Inc.
06/15/37	6.800%	850,000	958,021

Total			1,428,306

Other Industry —%
Interline Brands, Inc.
11/15/18	7.000%	99,000	102,960

Packaging 0.1%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(c)
10/15/20	9.125%	48,000	50,400

Ardagh Packaging Finance PLC Senior Secured(c)
10/15/17	7.375%	35,000	37,188

Berry Plastics Corp. Secured
01/15/21	9.750%	56,000	60,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	43

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Reynolds Group Issuer, Inc./LLC(c)
08/15/19	9.875%	159,000	164,962

Senior Secured
04/15/19	7.125%	80,000	83,800
08/15/19	7.875%	95,000	102,837

Total			500,087

Paper —%
Cascades, Inc.
12/15/17	7.750%	28,000	28,210

Pharmaceuticals 0.1%
Endo Health Solutions, Inc.
01/15/22	7.250%	27,000	29,261

Grifols, Inc.
02/01/18	8.250%	75,000	80,437

Mylan, Inc.(c)
11/15/18	6.000%	51,000	53,678

Pharmaceutical Product Development, Inc. Senior Unsecured(c)
12/01/19	9.500%	26,000	28,438

Roche Holdings, Inc.(c)
03/01/19	6.000%	800,000	995,075

Total			1,186,889

Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	700,000	841,592

Berkshire Hathaway, Inc. Senior Unsecured(d)
08/15/14	1.167%	900,000	911,336

CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	700,000	828,112

Liberty Mutual Group, Inc.(c)
06/01/21	5.000%	775,000	779,947

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	650,000	759,271

Total			4,120,258

Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	800,000	843,348

Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	825,000	876,202

Total			1,719,550

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Refining 0.1%
Phillips 66(c)
05/01/42	5.875%	875,000	941,925

REITs 0.3%
Boston Properties LP Senior Unsecured
02/01/23	3.850%	710,000	716,670

Duke Realty LP Senior Unsecured
08/15/19	8.250%	600,000	737,229
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	575,000	606,704

Simon Property Group LP Senior Unsecured
02/01/40	6.750%	750,000	933,471

Total			2,994,074

Retailers 0.2%
99 Cents Only Stores(c)
12/15/19	11.000%	38,000	41,230

AutoNation, Inc.
02/01/20	5.500%	30,000	30,600

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	80,000	84,800

J Crew Group, Inc.
03/01/19	8.125%	21,000	21,682

Jo-Ann Stores, Inc. Senior Unsecured(c)
03/15/19	8.125%	82,000	81,590

Limited Brands, Inc.
04/01/21	6.625%	3,000	3,278
02/15/22	5.625%	68,000	70,040

Macy’s Retail Holdings, Inc.
07/15/34	6.700%	650,000	781,113

QVC, Inc. Senior Secured(c)
10/15/20	7.375%	44,000	49,060

Rite Aid Corp.
08/15/20	8.000%	46,000	52,095

Senior Unsecured
02/15/27	7.700%	48,000	39,840

Rite Aid Corp.(c)
03/15/20	9.250%	16,000	16,000
03/15/20	9.250%	90,000	90,225

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	25,000	27,187
06/01/22	5.750%	39,000	40,804

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Sonic Automotive, Inc. Senior Subordinated Notes(c)(e)
07/15/22	7.000%	17,000	17,595

Total			1,447,139

Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	630,000	678,570

Technology 0.3%
Alliance Data Systems Corp.(c)
04/01/20	6.375%	28,000	28,140

Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	50,000	51,937
06/01/21	6.625%	14,000	13,965

Anixter, Inc.
05/01/19	5.625%	16,000	16,480

Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	40,000	41,900
01/15/20	6.875%	43,000	46,548

CDW LLC/Finance Corp.
04/01/19	8.500%	116,000	123,540
Senior Secured
12/15/18	8.000%	49,000	53,165

Cardtronics, Inc.
09/01/18	8.250%	104,000	114,660

CommScope, Inc.(c)
01/15/19	8.250%	50,000	52,875

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	48,000	53,040

First Data Corp.
01/15/21	12.625%	136,000	136,170

First Data Corp.(c) Senior Secured
06/15/19	7.375%	73,000	74,460
08/15/20	8.875%	80,000	86,600

Freescale Semiconductor, Inc.
08/01/20	10.750%	24,000	25,800

Freescale Semiconductor, Inc.(c) Senior Secured
04/15/18	9.250%	47,000	50,290

Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	850,000	875,993

Interactive Data Corp.
08/01/18	10.250%	92,000	102,350

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

NXP BV/Funding LLC Senior Secured(c)
08/01/18	9.750%	93,000	106,485

Oracle Corp. Senior Unsecured
04/15/38	6.500%	700,000	955,125

Total			3,009,523

Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	19,000	20,378
03/15/20	9.750%	80,000	88,900

ERAC U.S.A. Finance LLC(c)
10/15/37	7.000%	720,000	867,916

Hertz Corp. (The)
10/15/18	7.500%	65,000	69,712
01/15/21	7.375%	34,000	36,380

Total			1,083,286

Wireless 0.3%
Cricket Communications, Inc.
10/15/20	7.750%	41,000	39,155
Senior Secured
05/15/16	7.750%	37,000	39,266

MetroPCS Wireless, Inc.
09/01/18	7.875%	40,000	41,650
11/15/20	6.625%	10,000	9,850

Nextel Communications, Inc.
08/01/15	7.375%	98,000	98,123

Rogers Communications, Inc.
08/15/18	6.800%	615,000	759,576

SBA Telecommunications, Inc.
08/15/16	8.000%	52,000	55,380
08/15/19	8.250%	86,000	94,170

Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	50,000	51,250

Sprint Nextel Corp.(c)
11/15/18	9.000%	187,000	209,907
03/01/20	7.000%	37,000	38,480

Senior Unsecured
11/15/21	11.500%	62,000	69,440

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	755,000	780,558

Wind Acquisition Finance SA Senior Secured(c)
02/15/18	7.250%	102,000	89,250

Total			2,376,055

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	45

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Wirelines 0.9%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	860,000	1,106,837

Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	448,555

Embarq Corp. Senior Unsecured
06/01/36	7.995%	790,000	825,230

France Telecom SA Senior Unsecured
09/14/16	2.750%	825,000	840,701

Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	10,000	10,600
04/15/22	8.750%	56,000	58,800

Integra Telecom Holdings, Inc. Senior Secured(c)
04/15/16	10.750%	25,000	24,313

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	81,000	89,707

Level 3 Financing, Inc.
02/15/17	8.750%	30,000	31,200
02/01/18	10.000%	21,000	22,733
04/01/19	9.375%	119,000	128,520
07/01/19	8.125%	21,000	21,551

PAETEC Holding Corp.
12/01/18	9.875%	124,000	138,570
Senior Secured
06/30/17	8.875%	64,000	68,960

Telecom Italia Capital SA
07/18/36	7.200%	1,040,000	881,400

Telefonica Emisiones SAU
01/15/15	4.949%	1,090,000	1,030,494

Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,095,000	1,355,913

Zayo Escrow Corp.(c) Senior Secured
01/01/20	8.125%	50,000	52,250
Senior Unsecured
07/01/20	10.125%	51,000	54,187

tw telecom holdings, inc.
03/01/18	8.000%	65,000	70,850

Total			7,261,371

Total Corporate Bonds & Notes
(Cost: $98,632,877)			102,764,200

Residential Mortgage-Backed Securities — Agency 13.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.(e)(h)
07/01/42	3.500%	35,785,000	37,540,702
07/01/42	4.000%	13,150,000	13,953,384

Federal Home Loan Mortgage Corp.(h)
02/01/17 - 07/01/32	6.500%	1,492,938	1,694,651
05/01/18 - 02/01/38	5.500%	5,418,927	5,896,088
08/01/18 - 05/01/41	5.000%	11,865,019	12,775,715
12/01/23 - 06/01/37	6.000%	5,421,572	5,963,107
04/01/32	7.000%	211,116	247,886
05/01/39 - 08/01/41	4.500%	13,989,621	14,971,943

CMO Series 3856 Class EA
10/15/18	3.000%	2,024,431	2,104,968

Federal National Mortgage Association(d)(h)
08/01/34	5.455%	300,473	323,029

Federal National Mortgage Association(h)
11/01/16 - 12/01/28	6.000%	510,508	562,389
06/01/17 - 09/01/32	6.500%	750,127	846,402
11/01/18 - 12/01/32	7.000%	1,963,475	2,321,645
07/01/23	5.000%	658,286	718,153
08/01/23 - 03/01/38	5.500%	3,487,138	3,828,376
09/01/40	4.000%	5,649,469	6,022,255
CMO Series 2010-29 Class KB
12/25/21	2.250%	458,160	471,347

Federal National Mortgage Association(h)(i)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	1,389,268	246,430
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	533,939	46,689
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	58,638	1,935

Federal National Mortgage Association(h)(j)
10/01/40	4.500%	2,427,799	2,612,932

Government National Mortgage Association(h)
09/15/33	5.000%	810,833	898,976
10/15/33	5.500%	805,659	902,334

Total Residential Mortgage-Backed Securities — Agency
(Cost: $112,519,669)			114,951,336

Residential Mortgage-Backed Securities — Non-Agency 0.2%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1(c)(h)
05/25/35	4.750%	651,198	655,857

Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(c)(d)(h)
09/25/57	2.667%	813,570	814,811

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $1,461,502)			1,470,668

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association CMO Series 2002-M2 Class C(h)
08/25/12	4.717%	22,103	22,100

Government National Mortgage Association(d)(h) CMO Series 2010-52 Class AE
06/16/36	4.115%	1,745,757	1,846,225

Government National Mortgage Association(h) CMO Series 2007-13 Class C
06/16/40	5.020%	632,306	671,372
CMO Series 2009-71 Class A
04/16/38	3.304%	676,391	700,038
CMO Series 2010-102 Class AE
11/16/39	3.500%	1,789,166	1,876,629
CMO Series 2011-109 Class A
07/16/32	2.450%	1,891,990	1,932,190
CMO Series 2011-149 Class A
10/16/46	3.000%	828,247	874,983
CMO Series 2011-64 Class A
08/16/34	2.380%	2,719,769	2,776,379
CMO Series 2011-64 Class AD
11/16/38	2.700%	806,819	834,043
CMO Series 2011-78 Class A
08/16/34	2.250%	3,090,119	3,146,358
CMO Series 2012-25 Class A
11/16/42	2.575%	2,743,427	2,858,601
CMO Series 2012-79 Class A
04/16/39	1.800%	825,000	840,642

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $18,291,273)			18,379,560

Commercial Mortgage-Backed Securities — Non-Agency 3.5%
Americold LLC Trust Series 2010-ARTA Class A1(c)(h)
01/14/29	3.847%	576,276	630,356

Banc of America Merrill Lynch Commercial Mortgage, Inc.(h) Series 2004-1 Class A4
11/10/39	4.760%	2,126,000	2,219,593
Series 2005-3 Class A3A
07/10/43	4.621%	675,000	683,027
Series 2005-3 Class A4
07/10/43	4.668%	625,000	682,248

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(h)
12/11/49	5.322%	1,075,000	1,187,562

Commercial Mortgage Pass-Through Certificates(c)(h) Series 2011-THL Class A
06/09/28	3.376%	1,707,644	1,739,717

Commercial Mortgage Pass-Through Certificates(h) Series 2006-C8 Class AAB
12/10/46	5.291%	1,074,577	1,119,730

Credit Suisse First Boston Mortgage Securities Corp.(d)(h) Series 2004-C1 Class A4
01/15/37	4.750%	700,116	731,181

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Credit Suisse First Boston Mortgage Securities Corp.(h) Series 2004-C2 Class A1
05/15/36	3.819%	96,048	97,185
Series 2004-C5 Class A4
11/15/37	4.829%	644,000	689,913

DBUBS Mortgage Trust Series 2011-LC1A Class A3(c)(h)
11/10/46	5.002%	225,000	254,402

GMAC Commercial Mortgage Securities, Inc.(h) Series 2004-C1 Class A4
03/10/38	4.908%	790,000	827,268
Series 2004-C3 Class AAB
12/10/41	4.702%	1,164,373	1,202,961

GS Mortgage Securities Corp. II Series 2007-GG10 Class F(d)(h)(k)
08/10/45	5.979%	1,050,000	112,350

General Electric Capital Assurance Co.(c)(d)(h) Series 2003-1 Class A4
05/12/35	5.254%	513,053	546,106
Series 2003-1 Class A5
05/12/35	5.743%	400,000	478,535

Greenwich Capital Commercial Funding Corp.(h) Series 2005-GG3 Class AAB
08/10/42	4.619%	1,202,259	1,227,348
Series 2007-GG9 Class A4
03/10/39	5.444%	2,125,000	2,357,324

JPMorgan Chase Commercial Mortgage Securities Corp.(c)(h) Series 2009-IWST Class A2
12/05/27	5.633%	500,000	578,010
Series 2010-C1 Class A1
06/15/43	3.853%	479,105	507,711
Series 2010-C2 Class A3
11/15/43	4.070%	300,000	327,339
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	749,374
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	719,662

JPMorgan Chase Commercial Mortgage Securities Corp.(d)(h) Series 2005-LDP3 Class ASB
08/15/42	4.893%	478,016	500,937
Series 2005-LDP5 Class A4
12/15/44	5.362%	950,000	1,061,559
Series 2006-LDP6 Class ASB
04/15/43	5.490%	192,570	202,752

JPMorgan Chase Commercial Mortgage Securities Corp.(h) Series 2002-CIB5 Class A2
10/12/37	5.161%	748,058	751,934
Series 2003-ML1A Class A1
03/12/39	3.972%	48,856	48,813
Series 2005-LDP2 Class A3
07/15/42	4.697%	184,993	186,411

LB-UBS Commercial Mortgage Trust(d)(h) Series 2007-C7 Class A3
09/15/45	5.866%	850,000	968,508

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	47

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

LB-UBS Commercial Mortgage Trust(h) Series 2004-C2 Class A3
03/15/29	3.973%	448,275	454,841

Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4(c)(d)(h)
09/15/47	5.033%	450,000	525,413

Morgan Stanley Reremic Trust(c)(d)(h) Series 2009-GG10 Class A4A
08/12/45	5.979%	1,325,000	1,501,510
Series 2010-GG10 Class A4A
08/15/45	5.979%	2,075,000	2,351,421

S2 Hospitality LLC Series 2012-LV1 Class A(c)(h)
04/15/25	4.500%	320,000	320,036

Wachovia Bank Commercial Mortgage Trust(d)(h) Series 2005- C22 Class AM
12/15/44	5.491%	300,000	318,830

Wachovia Bank Commercial Mortgage Trust(h) Series 2006-C27 Class APB
07/15/45	5.727%	673,210	683,351

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $29,265,097)			29,545,218

Asset-Backed Securities — Non-Agency 0.9%
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A(c)
08/20/14	3.630%	400,000	405,360

Chesapeake Funding LLC Series 2012-1A Class A(c)(d)
11/07/23	0.990%	1,500,000	1,500,000

DT Auto Owner Trust Series 2009-1 Class A1(c)
10/15/15	2.980%	69,102	69,102

Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(c)(d)
04/26/37	0.369%	305,604	300,628

GTP Towers Issuer LLC(c)
02/15/15	4.436%	300,000	312,799

Hertz Vehicle Financing LLC(c) Series 2009-2A Class A1
03/25/14	4.260%	900,000	914,815
Series 2010-1A Class A1
02/25/15	2.600%	500,000	510,581

SBA Tower Trust(c)
04/15/40	4.254%	1,000,000	1,044,815

SLM Student Loan Trust(c) Series 2012-A Class A2
01/17/45	3.830%	400,000	408,809

SLM Student Loan Trust(d) Series 2006-C Class A2
09/15/20	0.518%	152,938	152,488

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	325,000	330,427

Sierra Receivables Funding Co. LLC(c) Series 2010-1A Class A1
07/20/26	4.480%	82,586	85,807
Series 2010-2A Class A
11/20/25	3.840%	160,482	163,475
Series 2010-3A Class A
11/20/25	3.510%	163,512	167,261

Sierra Receivables Funding Co. LLC(c)(d) Series 2007-2A Class A2 (NPFGC)
09/20/19	1.244%	368,003	362,230

Wheels SPV LLC Series 2012-1 Class A2(c)
03/20/21	1.190%	700,000	699,995

Total Asset-Backed Securities — Non-Agency
(Cost: $7,303,308)			7,428,592

Inflation-Indexed Bonds 0.3%
United States 0.3%

U.S. Treasury Inflation-Indexed Bond
07/15/15	1.875%	695,475	756,329
07/15/17	2.625%	1,110,040	1,318,519
01/15/29	2.500%	508,986	706,337

Total United States			2,781,185

Total Inflation-Indexed Bonds
(Cost: $2,467,261)			2,781,185

U.S. Treasury Obligations 1.3%
U.S. Treasury
05/15/22	1.750%	1,500,000	1,512,422
08/15/40	3.875%	7,765,000	9,559,445

Total U.S. Treasury Obligations
(Cost: $10,321,060)			11,071,867

Foreign Government Obligations 0.7%
Canada 0.6%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	1,175,000	1,375,577

Province of Ontario Senior Unsecured
12/15/17	3.150%	1,850,000	2,009,914

Province of Quebec Senior Unsecured(b)
05/14/18	4.625%	1,525,000	1,782,803

Total Canada			5,168,294

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Mexico 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	900,000	1,017,000

Total Mexico			1,017,000

Total Foreign Government Obligations
(Cost: $5,854,905)			6,185,294

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	1,550,000	1,640,768

Total Municipal Bonds
(Cost: $1,576,247)			1,640,768

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
Schaeffler AG Tranche C2 Term Loan(d)(l)
01/27/17	6.000%	30,000	29,953

Total Automotive			29,953

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan(d)(l)
02/28/19	8.250%	59,000	59,074

Total Brokerage			59,074

Food and Beverage —%
Candy Intermediate Holdings, Inc. Term Loan(d)(l)
06/18/18	7.500%	30,000	29,859

Total Food and Beverage			29,859

Gaming —%
ROC Finance LLC Tranche B Term Loan(d)(l)
08/19/17	8.500%	26,000	26,130

Total Gaming			26,130

Senior Loans (continued)
Borrower	Weighted Average Coupon	Shares	Value ($)

Media Non-Cable 0.1%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(d)(l)
03/18/19	7.500%	136,000	136,766

Total Media Non-Cable			136,766

Property & Casualty —%
Lonestar Intermediate Super Holdings LLC Term Loan(d)(l)
09/02/19	11.000%	131,000	135,585

Total Property & Casualty			135,585

Wirelines —%
Zayo Group LLC Term Loan(d)(e)(l)
06/30/19	7.125%	25,000	25,058

Total Wirelines			25,058

Total Senior Loans
(Cost: $427,374)			442,425

Warrants —%
Issuer		Shares	Value ($)

Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(a)		110	2,310

Total Energy			2,310

Total Warrants
(Cost: $4,452)			2,310

Money Market Funds 7.9%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(m)(n)		66,902,610	66,902,610

Total Money Market Funds
(Cost: $66,902,610)			66,902,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	49

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 0.2%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 0.2%
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$1,991,831(o)	0.190%	1,991,799	1,991,799

Total			1,991,799

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $1,991,799)			1,991,799

Total Investments
(Cost: $839,682,637)			905,323,818

Other Assets & Liabilities, Net			(56,516,167)

Net Assets			848,807,651

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 5-year	(160)	(19,835,000)	Oct. 2012	—	(25,457)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $37,500,473 or 4.42% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $585,499, representing 0.07% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc. 1955-A Pass-Through Certificates 9.30% 07/01/15	12/08/95 - 08/12/96	564,016

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $585,499, which represents 0.07% of net assets.

(h)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(j)	At June 30, 2012, investments in securities included securities valued at $187,260 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2012, the value of these securities amounted to $112,350, which represents 0.01% of net assets.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	44,050,011	129,648,425	(106,795,826)	—	66,902,610	39,447	66,902,610

(o)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,241,582

Freddie Mac Gold Pool	790,053

Total Market Value of Collateral Securities	2,031,635

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	51

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	45,746,453	—	—	45,746,453

Consumer Staples	62,389,062	—	—	62,389,062

Energy	54,303,352	—	—	54,303,352

Financials	85,231,367	—	—	85,231,367

Health Care	79,798,647	—	—	79,798,647

Industrials	61,800,554	—	—	61,800,554

Information Technology	125,983,066	—	—	125,983,066

Materials	13,657,349	—	—	13,657,349

Telecommunication Services	7,984,188	—	—	7,984,188

Utilities	2,871,948	—	—	2,871,948

Warrants

Energy	—	2,310	—	2,310

Total Equity Securities	539,765,986	2,310	—	539,768,296

Bonds

Corporate Bonds & Notes

Entertainment	—	78,480	585,499	663,979

All Other Industries	—	102,100,221	—	102,100,221

Residential Mortgage-Backed Securities — Agency	—	114,951,336	—	114,951,336

Residential Mortgage-Backed Securities — Non-Agency	—	1,470,668	—	1,470,668

Commercial Mortgage-Backed Securities — Agency	—	18,379,560	—	18,379,560

Commercial Mortgage-Backed Securities — Non-Agency	—	29,545,218	—	29,545,218

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Asset-Backed Securities — Non-Agency	—	7,428,592	—	7,428,592

Inflation-Indexed Bonds	—	2,781,185	—	2,781,185

U.S. Treasury Obligations	11,071,867	—	—	11,071,867

Foreign Government Obligations	—	6,185,294	—	6,185,294

Municipal Bonds	—	1,640,768	—	1,640,768

Total Bonds	11,071,867	284,561,322	585,499	296,218,688

Other

Senior Loans	—	442,425	—	442,425

Money Market Funds	66,902,610	—	—	66,902,610

Investments of Cash Collateral Received for Securities on Loan	—	1,991,799	—	1,991,799

Total Other	66,902,610	2,434,224	—	69,336,834

Investments in Securities	617,740,463	286,997,856	585,499	905,323,818
Derivatives

Liabilities

Futures Contracts	(25,457)	—	—	(25,457)

Total	617,715,006	286,997,856	585,499	905,298,361

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2011	692,214

Accrued discounts/premiums	2,944

Realized gain (loss)	(1,228)

Change in unrealized appreciation (depreciation)(a)	23,195

Sales	(142,239)

Purchases	10,613

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2012	585,499

(a)Change	in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $23,408.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	53

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 17.6%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

FCAR Owner Trust Series I
07/11/12	0.210%	14,500,000	14,498,981

Fairway Finance Co. LLC(a)
07/23/12	0.170%	18,000,000	17,998,045
07/24/12	0.170%	5,000,000	4,999,433
08/24/12	0.190%	5,000,000	4,998,549

Market Street Funding LLC(a)
07/25/12	0.170%	5,000,000	4,999,410
07/26/12	0.180%	10,000,000	9,998,700
08/15/12	0.210%	9,000,000	8,997,585

MetLife Short Term Funding(a)
08/03/12	0.160%	10,000,000	9,998,489

Metlife Short Term Funding LLC(a)
07/18/12	0.160%	15,000,000	14,998,725

Old Line Funding LLC(a)
07/02/12	0.000%	8,000,000	7,999,933
08/06/12	0.150%	14,000,000	13,997,842

Thunder Bay Funding LLC(a)
08/14/12	0.180%	12,000,000	11,997,300
08/21/12	0.190%	15,000,000	14,995,883

Total Asset-Backed Commercial Paper
(Cost: $140,478,875)			140,478,875

Commercial Paper 31.7%
Banking 14.0%
ANZ National International Ltd.(a)
08/13/12	0.220%	28,000,001	27,992,471

Bank of Nova Scotia Trust Co.
07/02/12	0.090%	28,000,000	27,999,782

Canadian Imperial Holdings, Inc.
07/06/12	0.090%	28,000,000	27,999,534

State Street Corp.
07/03/12	0.140%	13,000,000	12,999,805
07/10/12	0.170%	15,000,000	14,999,250

Total			111,990,842

Consumer Products 5.7%
Procter & Gamble Co. (The)(a)
08/21/12	0.150%	17,000,000	16,996,317

Wal-Mart Stores, Inc.(a)
07/16/12	0.110%	28,000,000	27,998,506

Total			44,994,823

Life Insurance 3.6%
New York Life Capital Corp.(a)
07/12/12	0.150%	5,000,000	4,999,733
08/16/12	0.170%	24,000,000	23,994,674

Total			28,994,407

Commercial Paper (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Non-Captive Diversified 3.5%
General Electric Capital Corp.
07/03/12	0.050%	28,000,000	27,999,860

Pharmaceuticals 4.9%
Merck & Co, Inc.(a)
08/27/12	0.120%	14,000,000	13,997,293

Pfizer, Inc.(a)
07/25/12	0.110%	17,000,000	16,998,701

Roche Holdings, Inc.(a)
07/19/12	0.100%	8,000,000	7,999,578

Total			38,995,572

Total Commercial Paper
(Cost: $252,975,504)			252,975,504

Certificates of Deposit 15.2%
BB&T Corp.
07/17/12	0.180%	22,000,000	22,000,000

Bank of Montreal
07/05/12	0.100%	28,000,000	28,000,000

Royal Bank of Canada
07/02/12	0.125%	28,000,000	28,000,000

Toronto Dominion Bank
08/10/12	0.170%	28,000,000	28,000,000

Westpac Banking Corp.(b)
07/03/12	0.270%	15,000,000	15,000,000

Total Certificates of Deposit
(Cost: $121,000,000)			121,000,000

U.S. Government & Agency Obligations 15.8%
Federal Home Loan Banks
07/13/12	0.100%	9,000,000	8,999,659
07/27/12	0.100%	24,000,000	23,998,920
08/13/12	0.080%	16,000,000	15,998,436
08/20/12	0.080%	35,000,000	34,996,033
06/10/13	0.300%	4,000,000	4,000,000

Federal Home Loan Banks(b)
09/05/12	0.290%	19,000,000	19,000,000

Federal National Mortgage Association
07/05/12	0.040%	19,000,000	18,999,868

Total U.S. Government & Agency Obligations			125,992,916
(Cost: $125,992,916)

U.S. Government-Insured Debt 1.1%
Straight-A Funding LLC(a)(c)
U.S. Treasury Government Guaranty
07/25/12	0.150%	5,000,000	4,999,479

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Cash Management Fund

June 30, 2012 (Unaudited)

U.S. Government-Insured Debt (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

07/27/12	0.150%	4,000,000	3,999,550

Total U.S. Government-Insured Debt
(Cost: $8,999,029)			8,999,029

Repurchase Agreements 1.6%
Tri-Party Barclays Bank PLC dated 06/29/12, matures 07/02/12, repurchase price $2,600,030 (collateralized by U.S. Treasury Bond Total Maket Value
$2,600,114)	0.140%	2,600,000	2,600,000

Tri-Party RBC Capital Markets LLC dated 06/29/12, matures 07/02/12, repurchase price $10,000,067 (collateralized by U.S. Treasury Note Total Maket Value
$10,200,094)	0.080%	10,000,000	10,000,000

Total Repurchase Agreements
(Cost: $12,600,000)			12,600,000

Treasury Note Short-Term 13.0%
U.S. Treasury Bills
07/12/12	0.040%	15,000,000	14,999,800
08/23/12	0.120%	15,000,000	14,997,188
09/13/12	0.110%	25,000,000	24,994,271
09/20/12	0.110%	21,000,000	20,994,724
09/27/12	0.080%	28,000,000	27,994,531

Total Treasury Note Short-Term
(Cost: $103,980,514)			103,980,514

Asset-Backed Securities — Non-Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS Other 1.5%
CIT Equipment Collateral Series 2012-VT1 Class A1(d)
04/22/13	0.441%	3,767,824	3,767,824

CNH Equipment Trust Series 2011-C Class A1
01/04/13	0.548%	931,052	931,052

GE Equipment Small Ticket LLC(d) Series 2011-2A Class A1
11/21/12	0.507%	854,431	854,431

Series 2012-1A Class A1
06/21/13	0.433%	2,699,188	2,699,188

Great America Leasing Receivables Series 2012-1 Class A1(d)
04/15/13	0.512%	1,637,755	1,637,755

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Wheels SPV LLC Series 2012-1 Class A1(d)
05/20/13	0.500%	2,191,447	2,191,447

Total			12,081,697

Car Loan 2.7%
AmeriCredit Automobile Receivables Trust Series 2012-1 Class A1
02/08/13	0.447%	1,060,280	1,060,280

BMW Vehicle Lease Trust Series 2012-1 Class A1
05/20/13	0.325%	1,594,305	1,594,305

CarMax Auto Owner Trust Series 2012-1 Class A1
02/15/13	0.381%	801,905	801,905

Enterprise Fleet Financing LLC Series 2011-3 Class A1(d)
11/20/12	0.589%	1,038,710	1,038,710

Ford Credit Auto Lease Trust Series 2012-A Class A1(d)
03/15/13	0.358%	2,134,386	2,134,386

Ford Credit Auto Owner Trust Series 2012-B Class A1(d)
05/15/13	0.313%	1,310,058	1,310,058

Honda Auto Receivables Owner Trust Series 2012-1 Class A1
03/15/13	0.413%	3,683,072	3,683,072

Series 2012-2 Class A1
05/15/13	0.301%	1,896,847	1,896,847

Nissan Auto Receivables Owner Trust Series 2012-A Class A1
03/15/13	0.359%	1,389,000	1,389,000

SMART Trust(d) Series 2011-4USA Class A1
11/14/12	0.543%	101,025	101,025

Series 2012-1USA Class A1
03/14/13	0.477%	1,159,923	1,159,923

Series 2012-2USA Class A1
06/14/13	0.424%	3,850,000	3,850,000

Volkswagen Auto Loan Enhanced Trust Series 2012-1 Class A1
01/22/13	0.439%	1,263,809	1,263,809

Total			21,283,320

Total Asset-Backed Securities — Non-Agency
(Cost: $33,365,017)			33,365,017

Total Investments
(Cost: $799,391,855)			799,391,855

Other Assets & Liabilities, Net			(1,519,106)

Net Assets			797,872,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	55

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Cash Management Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $275,956,196 or 34.59% of net assets.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $20,744,747 or 2.60% of net assets.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Cash Management Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities

Asset-Backed Commercial Paper	—	140,478,875	—	140,478,875

Commercial Paper	—	252,975,504	—	252,975,504

Certificates of Deposit	—	121,000,000	—	121,000,000

U.S. Government & Agency Obligations	—	125,992,916	—	125,992,916

U.S. Government-Insured Debt	—	8,999,029	—	8,999,029

Repurchase Agreements	—	12,600,000	—	12,600,000

Treasury Note Short-Term	—	103,980,514	—	103,980,514

Total Short-Term Securities	—	766,026,838	—	766,026,838

Bonds

Asset-Backed Securities — Non-Agency	—	33,365,017	—	33,365,017

Total Bonds	—	33,365,017	—	33,365,017

Total	—	799,391,855	—	799,391,855

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	57

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 44.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Aerospace & Defense 0.6%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	1,970,000	1,974,925

BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	681,000	698,025

Huntington Ingalls Industries, Inc.
03/15/21	7.125%	746,000	779,570

Huntington Ingalls Industries, Inc.(c)
03/15/18	6.875%	1,293,000	1,347,953

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,241,000	2,414,677

L-3 Communications Corp.
02/15/21	4.950%	11,075,000	11,977,125

Moog, Inc. Senior Subordinated Notes(c)
06/15/18	7.250%	368,000	390,080

Oshkosh Corp.(c)
03/01/17	8.250%	462,000	505,890
03/01/20	8.500%	491,000	545,010

TransDigm, Inc.(c)
12/15/18	7.750%	879,000	964,703

Total			21,597,958

Automotive 1.2%
Allison Transmission, Inc.(b)(c)
05/15/19	7.125%	614,000	641,630

Chrysler Group LLC/Co-Issuer, Inc.(c) Secured
06/15/19	8.000%	1,070,000	1,099,425
06/15/21	8.250%	579,000	594,923

Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	295,000	312,700

Dana Holding Corp.(c) Senior Unsecured
02/15/21	6.750%	686,000	740,880

Delphi Corp.
05/15/21	6.125%	137,000	149,673

Delphi Corp.(c)
05/15/19	5.880%	820,000	875,350

Ford Motor Co. Senior Unsecured
11/01/46	7.400%	6,955,000	8,189,512

Ford Motor Co.(c) Senior Unsecured
07/16/31	7.450%	7,543,000	9,447,607

Ford Motor Credit Co. LLC(b) Senior Unsecured
04/15/16	4.207%	3,830,000	3,976,988

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

06/15/16	3.984%	17,210,000	17,724,734

Lear Corp.(c)
03/15/18	7.875%	711,000	783,878
03/15/20	8.125%	807,000	905,857

Schaeffler Finance BV(b) Senior Secured
02/15/17	7.750%	349,000	364,705

Schaeffler Finance BV(b)(c) Senior Secured
02/15/19	8.500%	510,000	540,600

Visteon Corp.(c)
04/15/19	6.750%	1,636,000	1,591,010

Total			47,939,472

Banking 8.2%
Banco de Bogota SA Senior Unsecured(b)(c)
01/15/17	5.000%	350,000	365,881

Bank of New York Mellon Corp. (The) Senior Unsecured(c)
05/15/19	5.450%	3,764,000	4,439,183

Barclays Bank PLC(b)(c)(d)
09/29/49	7.434%	21,907,000	21,256,932

Barclays Bank PLC(d)
12/15/49	6.278%	9,960,000	7,619,400

Capital One Capital III(c)
08/15/36	7.686%	5,760,000	5,803,200

Capital One/IV(d)
02/17/37	6.745%	16,785,000	16,785,000

Capital One/V
08/15/39	10.250%	19,752,000	20,147,040

Citigroup, Inc.
Senior Unsecured
01/14/22	4.500%	11,930,000	12,266,303

Citigroup, Inc.(c)
Senior Unsecured
01/30/42	5.875%	5,055,000	5,520,899

City National Bank Subordinated Notes
07/15/22	5.375%	7,625,000	7,764,274

Discover Bank Subordinated Notes
11/18/19	8.700%	9,228,000	11,464,849

HBOS PLC Subordinated Notes(b)
05/21/18	6.750%	16,661,000	15,718,887

JPMorgan Chase & Co.(c)(d)
04/29/49	7.900%	27,617,000	30,276,241

JPMorgan Chase Capital XX
09/29/36	6.550%	10,240,000	10,240,000

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

JPMorgan Chase Capital XXII
02/02/37	6.450%	4,765,000	4,765,000

JPMorgan Chase Capital XXIII(d)
05/15/47	1.467%	5,330,000	3,610,446

JPMorgan Chase Capital XXV
10/01/37	6.800%	9,170,000	9,169,954

Lloyds Banking Group PLC(b)(d)
12/31/49	6.657%	13,837,000	9,132,420

Lloyds TSB Bank PLC
03/28/17	4.200%	11,229,000	11,582,792

Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	245,000	253,576
Subordinated Notes
05/02/17	5.700%	6,510,000	6,699,623

NB Capital Trust II
12/15/26	7.830%	1,540,000	1,543,850

National City Preferred Capital Trust I(d)
12/31/49	12.000%	24,609,000	25,444,722

State Street Corp.
03/15/18	4.956%	27,760,000	29,729,627
Senior Unsecured
03/07/16	2.875%	3,300,000	3,495,396

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	483,000	508,357

USB Capital XIII Trust(c)
12/15/39	6.625%	19,645,000	19,805,500

Wachovia Capital Trust III(d)
03/29/49	5.570%	8,120,000	7,754,600

Wells Fargo Capital X
12/15/36	5.950%	11,428,000	11,470,855

Total			314,634,807

Brokerage 0.2%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	480,000	487,200

E*Trade Financial Corp.(c)
Senior Unsecured
11/30/17	12.500%	1,260,000	1,444,275

Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	2,695,000	3,078,806

Neuberger Berman Group LLC/Finance Corp.(b)
Senior Unsecured
03/15/22	5.875%	483,000	503,527

Neuberger Berman Group LLC/Finance Corp.(b)(c)
Senior Unsecured
03/15/20	5.625%	322,000	334,880

Total			5,848,688

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Building Materials 0.1%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	1,381,000	1,477,670

Gibraltar Industries, Inc.
12/01/15	8.000%	694,000	709,615

Interface, Inc.(c)
12/01/18	7.625%	551,000	586,815

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	617,000	606,202

Nortek, Inc.(c)
12/01/18	10.000%	74,000	77,700
04/15/21	8.500%	426,000	416,415

Total			3,874,417

Chemicals 1.0%
Celanese U.S. Holdings LLC(c)
06/15/21	5.875%	656,000	703,560

Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	5,150,000	5,742,919
05/15/39	9.400%	175,000	278,675

Dow Chemical Co. (The)(c)
Senior Unsecured
11/15/20	4.250%	6,185,000	6,709,902

Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured(c)
02/01/18	8.875%	512,000	522,240

Hexion US Finance Corp.
Senior Secured(c)
04/15/20	6.625%	1,504,000	1,541,600

Huntsman International LLC(c)
03/15/21	8.625%	533,000	600,957

Ineos Finance PLC
Senior Secured(b)
05/15/15	9.000%	1,149,000	1,206,450

JM Huber Corp. Senior Notes(b)
11/01/19	9.875%	535,000	575,125

Koppers, Inc.
12/01/19	7.875%	95,000	102,363

Lubrizol Corp.
02/01/19	8.875%	3,395,000	4,634,915

LyondellBasell Industries NV(b) Senior Notes
04/15/19	5.000%	6,500,000	6,816,875

LyondellBasell Industries NV(b)(c)
11/15/21	6.000%	2,928,000	3,213,480
Senior Notes
04/15/24	5.750%	1,559,000	1,668,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	59

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

MacDermid, Inc.(b)
04/15/17	9.500%	702,000	733,590
Momentive Performance Materials, Inc. Secured
06/15/14	12.500%	297,000	309,623

Nova Chemicals Corp.
Senior Unsecured
11/01/19	8.625%	13,000	14,723

Nova Chemicals Corp.(c)
Senior Unsecured
11/01/16	8.375%	680,000	756,500

Polypore International, Inc.(c)
11/15/17	7.500%	887,000	941,329

Total			37,072,956

Construction Machinery 0.4%
Ashtead Capital, Inc.(b)(e)
07/15/22	6.500%	208,000	208,000

CNH Capital LLC(b)
11/01/16	6.250%	1,754,000	1,876,780

Case New Holland, Inc.(c)
12/01/17	7.875%	1,164,000	1,344,420

Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	6,125,000	6,108,946

Columbus McKinnon Corp.
02/01/19	7.875%	582,000	616,920

Manitowoc Co., Inc. (The)(c)
11/01/20	8.500%	645,000	696,600

Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	925,000	925,000

Terex Corp.
04/01/20	6.500%	319,000	322,988

UR Merger Sub Corp.
Senior Unsecured
11/15/19	10.250%	352,000	396,000

UR Merger Sub Corp.(b)
05/15/20	7.375%	292,000	305,140

UR Merger Sub Corp.(b)(c)
04/15/22	7.625%	730,000	764,675
Secured
07/15/18	5.750%	353,000	367,120

UR Merger Sub Corp.(c)
12/15/19	9.250%	1,059,000	1,180,785
09/15/20	8.375%	600,000	631,500
Senior Unsecured
02/01/21	8.250%	384,000	408,960

Total			16,153,834

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	794,000	833,700

Realogy Corp. Senior Secured(b)(c)
01/15/20	9.000%	518,000	533,540

Total			1,367,240

Consumer Products 0.1%
Jarden Corp.(c)
01/15/20	7.500%	885,000	975,713

Libbey Glass, Inc.(b)
05/15/20	6.875%	289,000	298,393

Mead Products LLC/ACCO Brands Corp.(b)(c)
04/30/20	6.750%	283,000	298,565

Spectrum Brands, Inc.(b)(c)
03/15/20	6.750%	1,441,000	1,487,832

Total			3,060,503

Diversified Manufacturing 0.2%
Actuant Corp.(b)
06/15/22	5.625%	394,000	403,850

Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	737,000	783,063

CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	721,000	764,260

Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,297,000	1,442,912

Tyco International Ltd./Finance SA
01/15/21	6.875%	2,830,000	3,772,993

Total			7,167,078

Electric 4.1%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	569,000	652,928

AES Corp. (The)(b)(c)
Senior Unsecured
07/01/21	7.375%	1,683,000	1,872,337

Alabama Power Co. Senior Unsecured(c)
03/15/41	5.500%	19,162,000	24,128,388

Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,190,000	6,088,171

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%		295,000	306,800
12/15/15	6.875%		695,000	769,189

Calpine Corp. Senior Secured(b)
02/15/21	7.500%		2,007,000	2,177,595

Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%		430,000	504,672

Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	1,010,000	540,578

Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%		305,000	438,562

Dominion Resources, Inc.
Senior Unsecured
08/01/33	5.250%		8,930,000	10,088,319

Dominion Resources, Inc.(c)
Senior Unsecured
08/15/19	5.200%		5,655,000	6,660,052

Duke Energy Corp. Senior Unsecured
06/15/18	6.250%		3,935,000	4,788,785

Duke Energy Ohio, Inc. 1st Mortgage(c)
04/01/19	5.450%		7,440,000	8,977,528

Florida Power Corp. 1st Mortgage
06/15/18	5.650%		3,405,000	4,104,401

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%		304,000	300,580

Georgia Power Co. Senior Unsecured
09/01/40	4.750%		395,000	433,635

Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%		5,295,000	6,441,256

Nevada Power Co.
05/15/18	6.500%		6,640,000	8,172,632
08/01/18	6.500%		1,344,000	1,660,261
05/15/41	5.450%		13,520,000	16,181,878

Niagara Mohawk Power Corp. Senior Unsecured(b)
08/15/19	4.881%		2,750,000	3,109,029

Oncor Electric Delivery Co. LLC Senior Secured(c)
09/30/40	5.250%		9,035,000	9,364,235

Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%		2,855,000	3,412,462

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	2,190,000	2,514,063

Sierra Pacific Power Co.
05/15/16	6.000%	11,091,000	12,924,043

Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	1,330,000	1,476,035

Tampa Electric Co. Senior Unsecured(c)
05/15/18	6.100%	6,860,000	8,293,637

Toledo Edison Co. (The) Senior Secured(c)
05/15/37	6.150%	2,975,000	3,650,081

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	7,555,000	7,882,543

Total			157,914,675

Entertainment 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	58,000	62,640

AMC Entertainment, Inc.(c)
06/01/19	8.750%	1,138,999	1,221,577

Cinemark U.S.A., Inc(c)
06/15/21	7.375%	97,000	105,245

Regal Cinemas Corp.(c)
07/15/19	8.625%	334,000	368,235

Speedway Motorsports, Inc.(c)
02/01/19	6.750%	221,000	230,669

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	1,085,835	1,085,835

Vail Resorts, Inc.(c)
05/01/19	6.500%	710,000	745,500

Total			3,819,701

Food and Beverage 1.6%
ARAMARK Holdings Corp. Senior Unsecured PIK(b)
05/01/16	8.625%	167,000	170,968

Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	1,605,000	2,119,810

Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	10,919,000	11,712,909

ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	7,043,000	8,598,735

General Mills, Inc. Senior Unsecured
12/15/21	3.150%	11,560,000	11,829,475

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	61

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

HJ Heinz Co. Senior Unsecured
03/01/17	1.500%	9,087,000	9,066,209
03/01/22	2.850%	5,815,000	5,829,311

HJ Heinz Co.(c) Senior Unsecured
09/12/21	3.125%	1,710,000	1,753,301

Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	2,790,000	3,129,490

Kraft Foods, Inc. Senior Unsecured
02/09/40	6.500%	5,240,000	6,735,676

Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	184,000	189,060

Total			61,134,944

Gaming 0.2%
Caesars Entertainment Operating Co., Inc. Secured
04/15/18	12.750%	573,000	449,805
Senior Secured
06/01/17	11.250%	318,000	347,018

Caesars Entertainment Operating Co., Inc.(b)(c) Senior Secured
02/15/20	8.500%	1,017,000	1,024,627

Chester Downs & Marina LLC Senior Secured(b)(c)
02/01/20	9.250%	427,000	445,148

MGM Resorts International
03/01/18	11.375%	973,000	1,145,707
Senior Secured
03/15/20	9.000%	906,000	1,010,190

Penn National Gaming, Inc. Senior Subordinated Notes(c)
08/15/19	8.750%	57,000	63,128

ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	748,000	841,500

Seminole Indian Tribe of Florida(b)
10/01/17	7.750%	71,000	77,390
Senior Secured
10/01/20	6.535%	733,000	752,644

Seneca Gaming Corp.(b)
12/01/18	8.250%	1,008,000	1,033,200

Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	237,000	222,780

Total			7,413,137

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Gas Distributors 0.1%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	748,000	887,999

Sempra Energy Senior Unsecured
06/01/16	6.500%	3,730,000	4,388,077

Total			5,276,076

Gas Pipelines 3.5%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	17,685,000	20,396,853

Copano Energy LLC/Finance Corp.
04/01/21	7.125%	220,000	226,600

El Paso LLC Senior Unsecured
06/01/18	7.250%	63,000	72,371
01/15/32	7.750%	433,000	486,844

El Paso LLC(c) Senior Unsecured
09/15/20	6.500%	2,781,000	3,045,195

El Paso Pipeline Partners Operating Co. LLC(c)
10/01/21	5.000%	10,140,000	10,970,750

Enterprise Products Operating LLC
02/01/41	5.950%	10,775,000	12,185,006
02/15/42	5.700%	3,540,000	3,916,454

Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	4,175,000	4,937,539
09/01/39	6.500%	5,600,000	6,395,609

MarkWest Energy Partners LP/Finance Corp.(c)
06/15/22	6.250%	771,000	795,094

NiSource Finance Corp.
12/15/40	6.250%	5,880,000	6,708,027

Plains All American Pipeline LP/Finance Corp.
01/15/37	6.650%	2,830,000	3,482,485

Plains All American Pipeline LP/Finance Corp.(c)
02/01/21	5.000%	4,390,000	4,960,660

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	610,000	643,550

Regency Energy Partners LP/Finance Corp.(c)
06/01/16	9.375%	58,000	63,800
07/15/21	6.500%	807,000	847,350

Southern Natural Gas Co LLC./Issuing Corp. Senior Unsecured
06/15/21	4.400%	9,080,000	9,646,192

Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	5,590,000	7,250,001

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,734,000	1,751,340

TransCanada PipeLines Ltd.(d)
05/15/67	6.350%	19,382,000	19,958,653

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	7,790,000	8,993,687

Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	200,000	252,586

Williams Partners LP Senior Unsecured
04/15/40	6.300%	5,950,000	7,046,645

Total			135,033,291

Health Care 1.5%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	110,683	117,601

American Renal Holdings, Inc. Senior Secured(c)
05/15/18	8.375%	801,000	847,057

Biomet, Inc.
10/15/17	10.000%	670,000	715,644

CHS/Community Health Systems, Inc.(c)
11/15/19	8.000%	1,301,000	1,385,565

ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	1,101,000	1,106,505

Emdeon, Inc.(b)
12/31/19	11.000%	565,000	632,800

Express Scripts Holding Co.(b)
02/15/17	2.650%	14,816,000	15,073,339
02/15/22	3.900%	16,180,000	16,770,797

Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%	276,000	287,385

Fresenius Medical Care U.S. Finance II, Inc.(b)(c)
07/31/19	5.625%	213,000	222,053

Fresenius Medical Care U.S. Finance, Inc.(b)
02/15/21	5.750%	594,000	619,245

Fresenius Medical Care U.S. Finance, Inc.(b)(c)
09/15/18	6.500%	558,000	606,825

HCA Holdings, Inc. Senior Unsecured(c)
05/15/21	7.750%	935,000	1,002,787

HCA, Inc. Senior Secured
02/15/20	7.875%	910,000	1,010,100

HCA, Inc.(c)
02/15/22	7.500%	1,777,000	1,936,930

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Senior Secured
02/15/20	6.500%	777,000	842,074
09/15/20	7.250%	1,758,000	1,933,800

Hanger, Inc.
11/15/18	7.125%	744,000	766,320

Health Management Associates, Inc. Senior Unsecured(b)(c)
01/15/20	7.375%	449,000	477,624

Healthsouth Corp.
09/15/22	7.750%	54,000	57,915

Healthsouth Corp.(c)
02/15/20	8.125%	848,000	930,680

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	845,000	836,550

Kinetic Concepts, Inc./KCI U.S.A., Inc.(b)
11/01/19	12.500%	488,000	441,640

Kinetic Concepts, Inc./KCI U.S.A., Inc.(b)(c)
11/01/18	10.500%	595,000	624,750

Multiplan, Inc.(b)(c)
09/01/18	9.875%	1,305,000	1,428,975

PSS World Medical, Inc.(b)
03/01/22	6.375%	103,000	105,575

Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	863,000	919,095

Physiotherapy Associates Holdings, Inc. Senior Unsecured(b)
05/01/19	11.875%	201,000	203,010

Radnet Management, Inc.
04/01/18	10.375%	240,000	240,000

Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	301,000	294,980

STHI Holding Corp. Secured(b)
03/15/18	8.000%	665,000	703,237

Truven Health Analytics, Inc. Senior Unsecured(b)
06/01/20	10.625%	383,000	398,320

United Surgical Partners International, Inc. Senior Unsecured(b)
04/01/20	9.000%	430,000	455,800

Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/19	7.750%	250,000	253,125

Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	1,703,000	1,741,317
02/01/19	7.750%	310,000	313,100

Total			56,302,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	63

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	623,000	669,725

UnitedHealth Group, Inc. Senior Unsecured(c)
02/15/18	6.000%	3,125,000	3,781,391

Total			4,451,116

Home Construction —%
KB Home(c)
03/15/20	8.000%	267,000	272,340

Meritage Homes Corp.(b)
04/01/22	7.000%	301,000	310,030

Shea Homes LP/Funding Corp. Senior Secured(c)
05/15/19	8.625%	495,000	532,125

Taylor Morrison Communities, Inc./Monarch(b)
04/15/20	7.750%	633,000	661,485

Total			1,775,980

Independent Energy 2.1%
Anadarko Petroleum Corp.(c)
03/15/40	6.200%	7,570,000	8,592,450

Antero Resources Finance Corp.
12/01/17	9.375%	34,000	37,570
08/01/19	7.250%	141,000	145,935

Berry Petroleum Co. Senior Unsecured(c)
11/01/20	6.750%	360,000	374,400

Carrizo Oil & Gas, Inc.(c)
10/15/18	8.625%	1,928,000	2,014,760

Chaparral Energy, Inc.
10/01/20	9.875%	352,000	391,160
09/01/21	8.250%	660,000	697,950

Chaparral Energy, Inc.(b)(c)
11/15/22	7.625%	465,000	470,813

Chesapeake Energy Corp.(c)
08/15/20	6.625%	1,971,000	1,946,362
11/15/20	6.875%	565,000	556,525
02/15/21	6.125%	1,115,000	1,078,762

Cimarex Energy Co.
05/01/22	5.875%	834,000	865,275

Comstock Resources, Inc.
06/15/20	9.500%	1,190,000	1,172,150

Concho Resources, Inc.
01/15/21	7.000%	2,111,000	2,258,770
01/15/22	6.500%	283,000	294,320

Continental Resources, Inc.
10/01/20	7.375%	3,000	3,345
04/01/21	7.125%	776,000	864,270

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Continental Resources, Inc.(b)
09/15/22	5.000%	1,796,000	1,822,940

Continental Resources, Inc.(c)
10/01/19	8.250%	13,000	14,528

Denbury Resources, Inc.
03/01/16	9.750%	257,000	282,379

Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	3,210,000	3,938,285

EP Energy LLC/Finance, Inc.(b) Senior Secured
05/01/19	6.875%	674,000	704,330
Senior Unsecured
05/01/20	9.375%	1,295,000	1,341,944

EnCana Corp. Senior Unsecured(c)
11/15/21	3.900%	3,105,000	3,071,273

Goodrich Petroleum Corp.(c)
03/15/19	8.875%	497,000	473,393

Hilcorp Energy I LP/Finance Co. Senior Notes(b)
02/15/20	8.000%	1,141,000	1,229,427

Kodiak Oil & Gas Corp.(b)
12/01/19	8.125%	2,139,000	2,203,170

Laredo Petroleum, Inc.
02/15/19	9.500%	1,234,000	1,375,910

Laredo Petroleum, Inc.(b)
05/01/22	7.375%	526,000	544,410

MEG Energy Corp.(b)
03/15/21	6.500%	1,289,000	1,316,391

Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	1,297,000	1,326,182

Nexen, Inc. Senior Unsecured
05/15/37	6.400%	5,610,000	5,944,810
07/30/39	7.500%	8,200,000	9,557,010

Oasis Petroleum, Inc.
02/01/19	7.250%	845,000	866,125

Oasis Petroleum, Inc.(c)
11/01/21	6.500%	1,502,000	1,486,980

Oasis Petroleum, Inc.(e)
01/15/23	6.875%	423,000	424,586

Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	11,056,000	11,082,744

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	369,000	409,590
10/01/22	5.375%	711,000	711,889

Range Resources Corp.
05/15/19	8.000%	570,000	622,725
06/01/21	5.750%	368,000	384,560
08/15/22	5.000%	139,000	137,263

The accompanying Notes to Financial Statements are an integral part of this statement.

64	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(b)
09/30/20	5.298%	3,942,861	4,317,433

SM Energy Co. Senior Unsecured
11/15/21	6.500%	288,000	293,040

SM Energy Co.(b) Senior Notes
01/01/23	6.500%	358,000	360,685

Whiting Petroleum Corp.
10/01/18	6.500%	34,000	36,210

Woodside Finance Ltd.(b)
05/10/21	4.600%	3,475,000	3,719,824

Total			81,764,853

Integrated Energy 0.7%
Hess Corp. Senior Unsecured
08/15/31	7.300%	3,790,000	4,742,719

Lukoil International Finance BV(b)
11/09/20	6.125%	530,000	555,776

Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	10,125,000	11,506,637

Shell International Finance BV
03/25/40	5.500%	6,835,000	8,875,596

Total			25,680,728

Life Insurance 2.2%
ING Groep NV(c)(d)
12/29/49	5.775%	15,810,000	13,438,500

Lincoln National Corp.(c)(d)
05/17/66	7.000%	6,215,000	5,935,325
04/20/67	6.050%	5,815,000	5,320,725

MetLife Capital Trust X(b)(c)
04/08/38	9.250%	18,514,000	22,679,650

MetLife, Inc.
08/01/39	10.750%	10,882,000	15,207,595

Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	565,000	649,865

Prudential Financial, Inc.(d)
06/15/38	8.875%	18,149,000	21,551,937

Total			84,783,597

Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	322,000	336,677

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Media Cable 1.4%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	940,000	1,015,200

CCO Holdings LLC/Capital Corp.(c)
01/31/22	6.625%	1,462,000	1,564,340

CSC Holdings LLC Senior Unsecured(c)
02/15/18	7.875%	1,005,000	1,128,112

Cablevision Systems Corp. Senior Unsecured(c)
04/15/20	8.000%	320,000	345,600

DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	10,595,000	11,037,850
03/15/17	2.400%	11,351,000	11,425,746
03/01/21	5.000%	3,415,000	3,751,702

DIRECTV Holdings LLC/Financing Co., Inc.(c)
03/01/16	3.500%	13,140,000	13,859,297

DISH DBS Corp.
06/01/21	6.750%	1,861,000	2,009,880

DISH DBS Corp.(c)
09/01/19	7.875%	1,075,000	1,238,937

Quebecor Media, Inc. Senior Unsecured
03/15/16	7.750%	750,000	770,625

Time Warner Cable, Inc.
05/01/17	5.850%	3,225,000	3,789,556

Videotron Ltee
04/15/18	9.125%	496,000	543,120

Videotron Ltee(b)(c)
07/15/22	5.000%	273,000	277,095

Total			52,757,060

Media Non-Cable 1.1%
AMC Networks, Inc.(b)(c)
07/15/21	7.750%	868,000	956,970

Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	942,000	1,026,780

Clear Channel Worldwide Holdings, Inc.(b)
03/15/20	7.625%	248,000	237,460
03/15/20	7.625%	1,897,000	1,854,317

Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	273,000	290,063

Hughes Satellite Systems Corp.(c)
06/15/21	7.625%	1,391,000	1,512,712

Intelsat Jackson Holdings SA(b)
10/15/20	7.250%	3,517,000	3,692,850

Lamar Media Corp.(b)(c)
02/01/22	5.875%	1,310,000	1,342,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	65

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	4,655,000	4,853,806

National CineMedia LLC Senior Unsecured
07/15/21	7.875%	527,000	558,620

National CineMedia LLC(b) Senior Secured
04/15/22	6.000%	621,000	631,867

News America, Inc.
12/15/35	6.400%	5,790,000	6,675,708
02/15/41	6.150%	10,660,000	12,465,346

Nielsen Finance LLC/Co.
10/15/18	7.750%	2,253,000	2,495,197

Salem Communications Corp. Secured
12/15/16	9.625%	426,000	470,198

Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	829,000	915,009

Univision Communications, Inc.(b)(c)
05/15/21	8.500%	465,000	469,650

Senior Secured
05/15/19	6.875%	365,000	375,950
11/01/20	7.875%	1,198,000	1,281,860

XM Satellite Radio, Inc.(b)(c)
11/01/18	7.625%	1,337,000	1,437,275

Total			43,544,388

Metals 0.8%
Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	922,000	788,310
06/01/21	6.250%	46,000	38,640

ArcelorMittal Senior Unsecured
03/01/21	5.500%	1,285,000	1,216,274
10/15/39	7.000%	5,020,000	4,872,673

ArcelorMittal(c) Senior Unsecured
03/01/41	6.750%	8,870,000	8,279,178

Arch Coal, Inc.(c)
06/15/19	7.000%	281,000	237,445
06/15/21	7.250%	558,000	467,325

CONSOL Energy, Inc.(c)
04/01/20	8.250%	1,124,000	1,180,200

Calcipar SA Senior Secured(b)
05/01/18	6.875%	862,000	849,070

FMG Resources August 2006 Proprietary Ltd.(b)
11/01/19	8.250%	1,670,000	1,766,025

FMG Resources August 2006 Proprietary Ltd.(b)(c)
02/01/16	6.375%	999,000	1,011,487
02/01/18	6.875%	374,000	377,740

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Inmet Mining Corp. Senior Notes(b)
06/01/20	8.750%	1,510,000	1,494,900

JMC Steel Group Senior Notes(b)(c)
03/15/18	8.250%	1,094,000	1,085,795

Novelis, Inc.
12/15/20	8.750%	475,000	511,813

Nucor Corp. Senior Unsecured
06/01/18	5.850%	2,360,000	2,838,750

Peabody Energy Corp.(b)(c)
11/15/18	6.000%	461,000	458,695
11/15/21	6.250%	898,000	889,020

Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	1,241,000	1,253,410

Total			29,616,750

Non-Captive Consumer 0.4%
Discover Financial Services(b)
04/27/22	5.200%	3,120,000	3,251,609

HSBC Finance Capital Trust IX(d)
11/30/35	5.911%	8,840,000	8,298,550

SLM Corp. Senior Notes
01/25/16	6.250%	630,000	661,500

Senior Unsecured
03/25/20	8.000%	1,060,000	1,160,700

SLM Corp.(c) Senior Unsecured
01/25/22	7.250%	521,000	550,957

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,583,000	1,258,485

Total			15,181,801

Non-Captive Diversified 1.0%
Ally Financial, Inc.
02/15/17	5.500%	538,000	546,469

Ally Financial, Inc.(c)
03/15/20	8.000%	5,349,000	6,151,350
09/15/20	7.500%	517,000	580,979

CIT Group, Inc.(b) Senior Secured
04/01/18	6.625%	285,000	307,088

CIT Group, Inc.(b)(c)
05/02/17	7.000%	501,004	501,943
Senior Unsecured
02/15/19	5.500%	1,812,000	1,866,360

CIT Group, Inc.(c) Senior Unsecured
03/15/18	5.250%	2,051,000	2,117,657
05/15/20	5.375%	579,000	590,580

The accompanying Notes to Financial Statements are an integral part of this statement.

66	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

General Electric Capital Corp.(d)
12/15/49	7.125%	20,500,000	21,525,000

International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	155,000	175,150

International Lease Finance Corp.(c) Senior Unsecured
05/15/19	6.250%	1,747,000	1,779,756
12/15/20	8.250%	2,319,000	2,655,656

Total			38,797,988

Oil Field Services 0.4%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,876,000	1,960,420

Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	816,000	701,760

Novatek Finance Ltd. Senior Unsecured(b)(c)
02/03/21	6.604%	340,000	362,299

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	1,359,000	1,474,515

Offshore Group Investments Ltd.(b) Senior Secured
08/01/15	11.500%	1,121,000	1,216,285

Oil States International, Inc.(c)
06/01/19	6.500%	472,000	490,880

Weatherford International Ltd.
03/15/38	7.000%	6,450,000	7,365,900

Total			13,572,059

Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	1,205,000	1,253,200

President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	595,000	726,937

President and Fellows of Harvard College(b)(c)
01/15/39	6.500%	9,555,000	14,243,543

Total			16,223,680

Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(b)
10/15/20	9.125%	416,000	436,800

Ardagh Packaging Finance PLC Senior Secured(b)
10/15/17	7.375%	921,000	978,562

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Berry Plastics Corp. Secured(c)
01/15/21	9.750%	810,000	880,875

Greif, Inc. Senior Unsecured
02/01/17	6.750%	486,000	527,310

Reynolds Group Issuer, Inc./LLC(b)
08/15/19	9.875%	1,496,000	1,552,100

Reynolds Group Issuer, Inc./LLC(b)(c)
04/15/19	9.000%	359,000	358,103
08/15/19	9.875%	506,000	524,975

Senior Secured
04/15/19	7.125%	574,000	601,265
08/15/19	7.875%	355,000	384,288
02/15/21	6.875%	1,795,000	1,871,287

Total			8,115,565

Paper —%
Cascades, Inc.
12/15/17	7.750%	240,000	241,800

Graphic Packaging International, Inc.
06/15/17	9.500%	800,000	880,000

Graphic Packaging International, Inc.(c)
10/01/18	7.875%	273,000	298,935

Total			1,420,735

Pharmaceuticals 0.4%
Endo Health Solutions, Inc.
01/15/22	7.250%	302,000	327,293

Grifols, Inc.
02/01/18	8.250%	848,000	909,480

Johnson & Johnson Senior Unsecured
05/15/41	4.850%	7,724,000	9,516,486

Mylan, Inc.(b)
11/15/18	6.000%	755,000	794,637

Pharmaceutical Product Development, Inc. Senior Unsecured(b)(c)
12/01/19	9.500%	200,000	218,750

Roche Holdings, Inc.(b)
03/01/19	6.000%	4,255,000	5,292,556

Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	260,000	278,850

Total			17,338,052

Property & Casualty 1.3%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	260,000	278,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	67

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Liberty Mutual Group, Inc.(b) Senior Unsecured
03/15/35	6.500%	4,400,000	4,501,218

Liberty Mutual Group, Inc.(b)(c)
05/01/22	4.950%	5,330,000	5,296,927
05/01/42	6.500%	5,370,000	5,435,492

Liberty Mutual Group, Inc.(b)(d)
06/15/58	10.750%	10,055,000	13,674,800

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	18,115,000	21,160,295

Total			50,347,682

Railroads 0.8%
BNSF Funding Trust I(d)
12/15/55	6.613%	10,096,000	10,651,280

CSX Corp. Senior Unsecured
05/30/42	4.750%	12,445,000	12,831,442

Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	4,640,000	5,557,597

Total			29,040,319

REITs 1.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	17,305,000	18,176,186

Brandywine Operating Partnership LP
05/15/15	7.500%	2,505,000	2,781,597

Duke Realty LP
06/15/22	4.375%	5,170,000	5,196,434

Senior Unsecured
02/15/15	7.375%	3,040,000	3,391,464
08/15/19	8.250%	11,161,000	13,713,688

Total			43,259,369

Restaurants 0.5%
McDonald’s Corp. Senior Unsecured(c)
05/20/21	3.625%	18,882,000	20,815,951

Retailers 1.1%
99 Cents Only Stores(b)
12/15/19	11.000%	322,000	349,370

AutoNation, Inc.
02/01/20	5.500%	272,000	277,440

Best Buy Co., Inc. Senior Unsecured(c)
03/15/21	5.500%	5,495,000	5,044,773

Burlington Coat Factory Warehouse Corp.(c)
02/15/19	10.000%	962,000	1,019,720

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

J Crew Group, Inc.(c)
03/01/19	8.125%	207,000	213,728

Jo-Ann Stores, Inc. Senior Unsecured(b)(c)
03/15/19	8.125%	812,000	807,940

Limited Brands, Inc.(c)
04/01/21	6.625%	925,000	1,010,563
02/15/22	5.625%	1,059,000	1,090,770

Macy’s Retail Holdings, Inc.
07/15/27	6.790%	17,065,000	18,761,892
01/15/42	5.125%	6,755,000	7,111,036

QVC, Inc.(b) Senior Secured
10/01/19	7.500%	263,000	290,615

QVC, Inc.(b)(c) Senior Secured
10/15/20	7.375%	700,000	780,500

Rite Aid Corp.
08/15/20	8.000%	1,447,000	1,638,727

Rite Aid Corp.(b)
03/15/20	9.250%	520,000	520,000

Rite Aid Corp.(b)(c)
03/15/20	9.250%	796,000	797,990

Rite Aid Corp.(c) Senior Unsecured
02/15/27	7.700%	594,000	493,020

Sally Holdings LLC/Capital, Inc.(c)
11/15/19	6.875%	198,000	215,325
06/01/22	5.750%	1,109,000	1,160,291

Sonic Automotive, Inc. Senior Subordinated Notes(b)(e)
07/15/22	7.000%	222,000	229,770

Total			41,813,470

Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	7,470,000	9,136,176
Senior Unsecured
01/15/17	2.200%	1,330,000	1,344,859

Total			10,481,035

Technology 0.6%
Alliance Data Systems Corp.(b)(c)
04/01/20	6.375%	344,000	345,720

Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	1,433,000	1,488,529

Anixter, Inc.
05/01/19	5.625%	192,000	197,760

Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	550,000	576,125
01/15/20	6.875%	724,000	783,730

The accompanying Notes to Financial Statements are an integral part of this statement.

68	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CDW LLC/Finance Corp. Senior Secured
12/15/18	8.000%	1,150,000	1,247,750

CDW LLC/Finance Corp.(c)
04/01/19	8.500%	1,274,000	1,356,810

Cardtronics, Inc.
09/01/18	8.250%	938,000	1,034,145

CommScope, Inc.(b)(c)
01/15/19	8.250%	410,000	433,575

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	813,000	898,365

First Data Corp.(b) Senior Secured
06/15/19	7.375%	1,000,000	1,020,000
08/15/20	8.875%	1,171,000	1,267,607

First Data Corp.(c)
01/15/21	12.625%	1,887,000	1,889,359

Freescale Semiconductor, Inc.
08/01/20	10.750%	215,000	231,125

Freescale Semiconductor, Inc.(b) Senior Secured
04/15/18	9.250%	565,000	604,550

Hewlett-Packard Co. Senior Unsecured
12/09/21	4.650%	4,950,000	5,188,610

Hewlett-Packard Co.(c) Senior Unsecured
09/15/41	6.000%	4,140,000	4,563,062

NXP BV/Funding LLC Senior Secured(b)(c)
08/01/18	9.750%	1,157,000	1,324,765

Total			24,451,587

Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(c)
01/15/19	8.250%	801,000	859,073
03/15/20	9.750%	684,000	760,095

ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	5,761,000	6,944,534

Hertz Corp. (The)
01/15/21	7.375%	245,000	262,150

Hertz Corp. (The)(c)
10/15/18	7.500%	964,000	1,033,890

Total			9,859,742

Wireless 0.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	1,022,000	1,107,592

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Cricket Communications, Inc.
10/15/20	7.750%	550,000	525,250

Cricket Communications, Inc.(c) Senior Secured
05/15/16	7.750%	1,061,000	1,125,986

MetroPCS Wireless, Inc.(c)
09/01/18	7.875%	739,000	769,484
11/15/20	6.625%	91,000	89,635

NII Capital Corp.
04/01/21	7.625%	429,000	367,868

Nextel Communications, Inc.(c)
08/01/15	7.375%	1,173,000	1,174,466

SBA Telecommunications, Inc.
08/15/16	8.000%	490,000	521,850
08/15/19	8.250%	706,000	773,070

Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	1,354,000	1,387,850

Sprint Nextel Corp.(b) Senior Unsecured
03/01/17	9.125%	29,000	30,450
11/15/21	11.500%	479,000	536,480

Sprint Nextel Corp.(b)(c)
11/15/18	9.000%	3,215,000	3,608,837
03/01/20	7.000%	364,000	378,560

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	16,468,000	17,025,475

Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%	1,314,000	1,149,750

Total			30,572,603

Wirelines 2.9%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	15,149,000	19,497,066

CenturyLink, Inc. Senior Unsecured(c)
06/15/21	6.450%	8,150,000	8,480,694

Embarq Corp. Senior Unsecured
06/01/36	7.995%	12,565,000	13,125,336

Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	191,000	202,460
04/15/22	8.750%	455,000	477,750

Frontier Communications Corp.(c) Senior Unsecured
04/15/15	7.875%	221,000	243,100

Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	546,000	530,985

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	69

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	785,000	869,388

Level 3 Financing, Inc.
02/15/17	8.750%	204,000	212,160
07/01/19	8.125%	715,000	733,769

Level 3 Financing, Inc.(c)
02/01/18	10.000%	289,000	312,843
04/01/19	9.375%	1,029,000	1,111,320

PAETEC Holding Corp.
12/01/18	9.875%	982,000	1,097,385
Senior Secured
06/30/17	8.875%	577,000	621,718

Qwest Communications International, Inc.
04/01/18	7.125%	1,378,000	1,453,790

Telecom Italia Capital SA
09/30/14	4.950%	15,059,000	14,946,058
10/01/15	5.250%	2,395,000	2,371,050
07/18/36	7.200%	20,979,000	17,779,702

Telefonica Emisiones SAU
06/20/16	6.421%	5,090,000	4,884,384
07/03/17	6.221%	3,280,000	3,079,241
04/27/20	5.134%	5,190,000	4,470,583
02/16/21	5.462%	3,970,000	3,424,712

Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	8,835,000	10,940,177

Windstream Corp.(c)
11/01/17	7.875%	644,000	701,960

Zayo Escrow Corp.(b)
Senior Secured
01/01/20	8.125%	632,000	660,440

Zayo Escrow Corp.(b)(c)
Senior Unsecured
07/01/20	10.125%	650,000	690,625

tw telecom holdings, inc.
03/01/18	8.000%	578,000	630,020

Total			113,548,716

Total Corporate Bonds & Notes (Cost: $1,640,664,019)			1,695,162,800

Residential Mortgage-Backed Securities — Agency 16.9%
Federal Home Loan Mortgage Corp.(c)(h)
07/01/37	6.000%	21,121,379	23,582,657

Federal Home Loan Mortgage Corp.(d)(h)(i) CMO IO Series 3517 Class JI
12/15/12	0.092%	6,574,265	1,010

Federal Home Loan Mortgage Corp.(h)
05/01/41 - 06/01/41	4.500%	34,218,457	37,405,237
07/01/39	5.000%	7,929,168	8,604,801
06/01/33	5.500%	1,003,396	1,104,682

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

09/01/28 - 04/01/33	6.000%	1,787,919	2,004,647
04/01/30 - 04/01/32	7.000%	725,676	869,359
08/01/24	8.000%	57,677	69,399
01/01/25	9.000%	27,752	34,234

Federal National Mortgage Association(c)(h)
09/01/40 - 09/01/41	4.000%	92,150,136	98,987,870
08/01/40	5.000%	27,563,810	30,108,343
02/01/35	5.500%	12,740,998	14,007,202

Federal National Mortgage Association(d)(h)(i) CMO IO Series 2008-40 Class AI
08/25/12	1.200%	27,213,817	24,895

Federal National Mortgage Association(e)(h)
07/01/42	3.500%	63,250,000	66,481,683

Federal National Mortgage Association(h)
03/01/41	3.500%	5,807,228	6,110,136
02/01/41 - 12/01/41	4.000%	117,995,284	126,737,532
05/01/39 - 08/01/41	4.500%	59,141,931	63,933,135
05/01/41	5.000%	7,520,191	8,186,757
12/01/28 - 09/01/36	5.500%	21,605,081	23,946,913
10/01/28 - 08/01/35	6.000%	20,522,163	22,999,123
05/01/29 - 07/01/38	7.000%	24,878,135	28,988,981
02/01/27 - 09/01/31	7.500%	316,215	379,973
11/01/21	8.000%	8,910	10,486
04/01/23	8.500%	58,687	66,365
06/01/24	9.000%	75,376	88,368

Federal National Mortgage Association(h)(i) CMO IO Series 2003-71 Class IM
12/25/31	5.500%	648,712	56,725
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	117,275	3,870

Federal National Mortgage Association(h)(j)
06/01/40	5.000%	10,030,515	10,956,471
01/01/36	5.500%	18,790,455	20,740,065

Government National Mortgage Association(e)(h)
07/01/42	4.500%	15,975,000	17,465,167

Government National Mortgage Association(h)
06/15/41	4.500%	32,844,215	36,261,887

Total Residential Mortgage-Backed Securities — Agency
(Cost: $621,964,233)			650,217,973

Residential Mortgage-Backed Securities — Non-Agency 1.1%
American General Mortgage Loan Trust(b)(d)(h) CMO Series 2009-1 Class A7
09/25/48	5.750%	10,593,000	10,847,359
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,443,307	1,460,507

BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(h)
08/27/37	6.000%	3,176,300	3,334,620

The accompanying Notes to Financial Statements are an integral part of this statement.

70	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Credit Suisse Mortgage Capital Certificates(b)(d)(h) CMO Series 2009-12R Class 30A1
12/27/36	6.715%	690,194	692,635
CMO Series 2010-11R Class A1
06/28/47	1.245%	1,331,098	1,326,324
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	4,417,062	4,416,119
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	3,513,994	3,465,520
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	3,783,588	3,866,354

JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(d)(h)
09/25/36	5.950%	1,393,128	1,391,874

Nomura Asset Acceptance Corp.(d)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	381,716	336,105
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,415,989	2,126,967

Prime Mortgage Trust CMO Series 2005-1 Class 2A1(b)(h)
09/25/34	5.000%	126,083	126,022

Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(b)(d)(h)
09/25/57	2.667%	4,301,750	4,308,312

Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(d)(h)
12/25/34	4.740%	1,516,477	1,536,306

VOLT LLC Series 2012-RP2A Class A1(b)(h)
06/25/17	4.704%	3,360,000	3,360,000

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(h)
04/25/35	8.000%	457,234	457,818

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $42,650,226)			43,052,842

Commercial Mortgage-Backed Securities — Agency —%
Federal National Mortgage Association CMO Series 2002-M2 Class C(h)
08/25/12	4.717%	6,907	6,906

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $6,910)			6,906

Commercial Mortgage-Backed Securities — Non-Agency 15.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Banc of America Merrill Lynch Commercial Mortgage, Inc.(h)
Series 2005-3 Class A3A
07/10/43	4.621%	8,050,000	8,145,731
Series 2005-3 Class A4
07/10/43	4.668%	20,049,000	21,885,428
Series 2005-4 Class A5A
07/10/45	4.933%	14,350,000	15,745,150

Bear Stearns Commercial Mortgage Securities(h)
Series 2003-T10 Class A2
03/13/40	4.740%	6,985,006	7,108,990
Series 2006-PW14 Class A4
12/11/38	5.201%	23,800,000	26,883,338

Citigroup Commercial Mortgage Trust(h)
Series 2005-C3 Class A4
05/15/43	4.860%	11,000,000	11,910,690
Series 2006-C5 Class A4
10/15/49	5.431%	5,950,000	6,770,065

Citigroup/Deutsche Bank Commercial Mortgage Trust(d)(h)
Series 2005-CD1 Class A4
07/15/44	5.394%	7,930,000	8,824,702
Series 2007-CD5 Class A4
11/15/44	5.886%	10,900,000	12,638,583

Citigroup/Deutsche Bank Commercial Mortgage Trust(h)
Series 2007-CD4 Class A4
12/11/49	5.322%	19,452,000	21,488,799

Commercial Mortgage Pass-Through Certificates Series 2003-LB1A Class A2(h)
06/10/38	4.084%	13,888,294	14,088,174

Credit Suisse First Boston Mortgage Securities Corp.(d)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	7,105,431	7,420,706
Series 2005-C6 Class A4
12/15/40	5.230%	13,380,000	14,790,078

Credit Suisse First Boston Mortgage Securities Corp.(h)
Series 2004-C2 Class A1
05/15/36	3.819%	613,824	621,088

GE Capital Commercial Mortgage Corp.(d)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	3,900,000	4,165,481

GE Capital Commercial Mortgage Corp.(h)
Series 2003-C1 Class A4
01/10/38	4.819%	732,170	743,215

GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4(h)
04/10/40	5.023%	3,190,000	3,309,475

GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(h)
07/10/39	4.751%	28,160,000	30,400,438

General Electric Capital Assurance Co.(b)(d)(h)
Series 2003-1 Class A4
05/12/35	5.254%	5,897,781	6,277,735
Series 2003-1 Class A5
05/12/35	5.743%	6,500,000	7,776,197

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	71

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Greenwich Capital Commercial Funding Corp.(c)(h)
Series 2007-GG9 Class A4
03/10/39	5.444%	33,385,000	37,034,949

Greenwich Capital Commercial Funding Corp.(h)
Series 2003-C2 Class A3
01/05/36	4.533%	224,951	224,865

JPMorgan Chase Commercial Mortgage Securities Corp.(c)(d)(h)
Series 2005-LDP5 Class A4
12/15/44	5.362%	4,677,000	5,226,225

JPMorgan Chase Commercial Mortgage Securities Corp.(d)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	20,100,000	20,787,179
Series 2005-LDP3 Class ASB
08/15/42	4.893%	5,539,361	5,804,973
Series 2005-LDP4 Class A4
10/15/42	4.918%	18,209,000	19,834,080
Series 2006-LDP6 Class ASB
04/15/43	5.490%	7,016,535	7,387,555
Series 2007-CB19 Class A4
02/12/49	5.924%	26,685,000	30,243,418

JPMorgan Chase Commercial Mortgage Securities Corp.(h)
Series 2003-C1 Class A2
01/12/37	4.985%	2,768,307	2,802,645
Series 2003-LN1 Class A1
10/15/37	4.134%	374,119	378,980
Series 2003-ML1A Class A1
03/12/39	3.972%	97,711	97,626
Series 2004-LN2 Class A1
07/15/41	4.475%	2,657,502	2,670,223
Series 2005-LDP2 Class A3
07/15/42	4.697%	3,171,300	3,195,624
Series 2007-CB20 Class ASB
02/12/51	5.688%	3,522,242	3,813,288

LB-UBS Commercial Mortgage Trust(d)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	4,000,000	4,272,456
Series 2005-C7 Class A4
11/15/30	5.197%	6,375,000	7,056,621
Series 2007-C7 Class A3
09/15/45	5.866%	29,660,000	33,795,236

LB-UBS Commercial Mortgage Trust(h)
Series 2003-C3 ClassA4
05/15/32	4.166%	11,025,000	11,244,971
Series 2004-C2 Class A3
03/15/29	3.973%	896,549	909,682
Series 2005-C3 Class A5
07/15/30	4.739%	7,220,000	7,826,863
Series 2006-C1 Class A4
02/15/31	5.156%	6,170,000	6,873,183

Morgan Stanley Capital I, Inc.(d)(h)
Series 2007-IQ15 Class A4
06/11/49	6.076%	28,045,484	31,772,757

Morgan Stanley Capital I, Inc.(h)
Series 2003-IQ6 Class A4
12/15/41	4.970%	4,600,000	4,806,020

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Series 2006-IQ12 Class A4
12/15/43	5.332%	8,375,000	9,514,017
Series 2007-IQ16 Class A4
12/12/49	5.809%	5,500,000	6,361,669

Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4(h)
09/15/37	5.080%	1,594,590	1,606,291

Morgan Stanley Reremic Trust(b)(c)(d)(h)
Series 2010-GG10 Class A4A
08/15/45	5.979%	20,300,000	23,004,264

Morgan Stanley Reremic Trust(b)(d)(h)
Series 2009-GG10 Class A4A
08/12/45	5.979%	18,150,000	20,567,852

S2 Hospitality LLC Series 2012-LV1 Class A(b)(h)
04/15/25	4.500%	3,450,000	3,450,391

TIAA Seasoned Commercial Mortgage Trust(d)(h)
Series 2007-C4 Class A2
08/15/39	5.339%	224,177	224,437
Series 2007-C4 Class A3
08/15/39	5.620%	3,605,000	3,851,867

Wachovia Bank Commercial Mortgage Trust(d)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	3,940,000	4,102,742
Series 2005-C22 Class A4
12/15/44	5.441%	14,295,000	15,865,992
Series 2006-C24 Class A3
03/15/45	5.558%	6,200,000	6,967,889

Wachovia Bank Commercial Mortgage Trust(h)
Series 2002-C2 Class A4
11/15/34	4.980%	2,230,604	2,244,269
Series 2003-C3 Class A2
02/15/35	4.867%	15,203,812	15,400,032
Series 2003-C5 Class A2
06/15/35	3.989%	229,002	232,671
Series 2005-C16 Class A2
10/15/41	4.380%	442,057	441,863
Series 2005-C18 Class A4
04/15/42	4.935%	5,096,000	5,564,592
Series 2006-C29 Class A4
11/15/48	5.308%	3,000,000	3,376,290

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $584,488,102)			601,830,610

Asset-Backed Securities — Non-Agency 1.1%
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	4,086,000	4,114,959

BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	3,540,000	3,550,984

The accompanying Notes to Financial Statements are an integral part of this statement.

72	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Asset-Backed Securities Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	4,542,000	4,551,463

Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(d)
11/25/36	0.295%	187,286	186,602

CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,890,000	1,894,393

Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(d)
06/25/37	6.080%	4,477,578	4,476,543

Countrywide Asset-Backed Certificates(d)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,710,786	1,262,266
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	3,834,553	3,183,929

Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	3,755,000	3,767,325

Ford Credit Auto Lease Trust(b)
Series 2010-B Class A3
07/15/13	0.910%	996,968	997,365

Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	2,027,545	2,031,893

JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(d)
01/25/37	0.315%	1,367,159	1,312,941

Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	3,311,090	3,318,301

RAAC Series Series 2006-RP2 Class A(b)(d)
02/25/37	0.495%	4,326,943	3,737,409

SMART Trust Series 2012-1USA Class A4A(b)
12/14/17	2.010%	3,450,000	3,460,001

Total Asset-Backed Securities — Non-Agency (Cost: $41,673,033)			41,846,374

Inflation-Indexed Bonds(a) 0.1%
Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU 39,145,511	1,964,907

Total Inflation-Indexed Bonds (Cost: $1,996,335)			1,964,907

U.S. Treasury Obligations 14.9%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

U.S. Treasury
02/15/42	3.125%		15,625,400	16,782,648

U.S. Treasury(c)
01/31/14	0.250%		58,162,000	58,109,771
05/15/15	0.250%		34,820,000	34,667,662
05/31/17	0.625%		53,196,000	52,950,820
02/15/22	2.000%		29,973,000	30,982,251
05/15/22	1.750%		55,774,100	56,235,979

U.S. Treasury(c)(k)
STRIPS
11/15/18	0.000%		202,370,000	189,263,507
11/15/21	0.000%		49,688,000	42,867,825
02/15/40	0.000%		97,189,000	43,831,656

U.S. Treasury(k)
STRIPS
11/15/19	0.000%		15,765,000	14,351,778
11/15/21	0.000%		40,105,000	34,184,740

Total U.S. Treasury Obligations (Cost: $555,298,401)				574,228,637

U.S. Government & Agency Obligations —%
Federal National Mortgage Association
04/01/22	8.000%		29,569	34,847

Total U.S. Government & Agency Obligations (Cost: $29,384)				34,847

Foreign Government Obligations(a) 1.2%
Argentina 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		500,000	387,000

Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		1,203,000	830,070

Total				1,217,070

Brazil 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		340,000	415,650

Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		1,060,000	1,158,580

Morgan Stanley Senior Unsecured(b)
05/03/17	10.090%	BRL	1,020,000	524,600

Petrobras International Finance Co.
03/15/19	7.875%		350,000	425,721

Petrobras International Finance Co.(c)
01/20/20	5.750%		700,000	765,715

Total				3,290,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	73

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Chile —%
Empresa Nacional del Petroleo Senior Unsecured(b)
12/06/21	4.750%		510,000	532,831

Colombia 0.1%
Colombia Government International Bond
Senior Unsecured
01/18/41	6.125%		570,000	740,596

Colombia Government International Bond(c)
Senior Unsecured
07/12/21	4.375%		320,000	359,360

Corp. Andina De Fomento(c)
06/15/22	4.375%		447,000	456,580

Empresa de Energia de Bogota SA Senior Unsecured(b)(c)
11/10/21	6.125%		530,000	559,839

Empresas Publicas de Medellin ESP Senior Unsecured(b)(c)
02/01/21	8.375%		COP 820,000,000	497,710

Total				2,614,085

Dominican Republic —%
Dominican Republic International Bond(b)
Senior Unsecured
05/06/21	7.500%		710,000	758,394
04/20/27	8.625%		350,000	378,000

Total				1,136,394

Hungary —%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		350,000	340,384

Indonesia 0.1%
Indonesia Government International Bond(b) Senior Unsecured
01/17/38	7.750%		690,000	948,750

Indonesia Government International Bond(b)(c) Senior Unsecured
05/05/21	4.875%		710,000	771,557

Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	8,700,000,000	985,323

Majapahit Holding BV(b)
06/28/17	7.250%		340,000	385,534
08/07/19	8.000%		350,000	420,000

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

PT Perusahaan Listrik Negara Senior Unsecured(b)(c)
11/22/21	5.500%		1,070,000	1,119,658

Total				4,630,822

Kazakhstan —%
KazMunayGas National Co.(b) Senior Unsecured
01/23/15	11.750%		350,000	415,275
07/02/18	9.125%		300,000	371,250

Total				786,525

Lithuania —%
Lithuania Government International Bond Senior Unsecured(b)
03/09/21	6.125%		670,000	741,123

Mexico 0.1%
Mexican Bonos
06/10/21	6.500%	MXN	680,000	551,332
06/03/27	7.500%	MXN	1,340,000	1,140,927

Mexico Government International Bond Senior Unsecured
03/15/22	3.625%		200,000	212,300

Pemex Project Funding Master Trust
01/21/21	5.500%		1,220,000	1,378,600

Petroleos Mexicanos
06/02/41	6.500%		350,000	408,625

Petroleos Mexicanos(b)
06/02/41	6.500%		340,000	396,950

Total				4,088,734

Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(b)(k)
05/31/18	0.000%		458,311	403,314

Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		250,000	351,250
11/18/50	5.625%		160,000	194,000

Peruvian Government International Bond(b) Senior Unsecured
08/12/31	6.950%	PEN	740,000	321,763

Total				1,270,327

Philippines —%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%		350,000	413,875

The accompanying Notes to Financial Statements are an integral part of this statement.

74	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%	350,000	451,213

Total			865,088

Poland —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	900,000	982,350

Qatar 0.2%
Nakilat, Inc. Senior Secured(b)
12/31/33	6.067%	5,710,000	6,352,375

Qatar Government International Bond(b) Senior Unsecured
01/20/22	4.500%	350,000	386,225
01/20/42	5.750%	350,000	417,375

Total			7,155,975

Republic of Namibia —%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%	580,000	603,200

Republic of the Congo —%
Republic of Congo Senior Unsecured(d)
06/30/29	3.000%	218,500	164,967

Romania —%
Romanian Government International Bond Senior Unsecured(b)(c)
02/07/22	6.750%	340,000	353,941

Russian Federation 0.2%
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%	350,000	378,875
01/23/21	5.999%	1,410,000	1,511,548
08/16/37	7.288%	340,000	385,900

Gazprom OAO Via Gazprom International SA Senior Unsecured(b)
02/01/20	7.201%	3,965,823	4,327,546

Russian Foreign Bond - Eurobond Senior Unsecured(b)(c)(d)
03/31/30	7.500%	1,127,000	1,353,065

Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%	530,000	556,500

Total			8,513,434

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

South Africa —%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	250,000	270,625
03/08/41	6.250%	150,000	188,625

Total			459,250

South Korea —%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%	350,000	370,775
04/11/22	5.000%	500,000	554,576

Total			925,351

Trinidad and Tobago —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%	750,000	918,115

Turkey 0.1%
Export Credit Bank of Turkey(b)
11/04/16	5.375%	700,000	710,811

Turkey Government International Bond
03/25/22	5.125%	320,000	333,200
Senior Unsecured
03/30/21	5.625%	680,000	742,050
09/26/22	6.250%	330,000	373,725
03/17/36	6.875%	490,000	575,260

Total			2,735,046

United Arab Emirates —%
Abu Dhabi National Energy Co. Senior Unsecured(b)
12/13/21	5.875%	520,000	581,788

Uruguay —%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	340,000	489,600

Venezuela 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	980,000	796,250
02/17/22	12.750%	370,000	347,800
Senior Unsecured
10/28/15	5.000%	320,000	250,016
10/28/16	5.125%	1,010,000	729,725

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	75

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	1,720,000	1,324,400

Total			3,448,191

Total Foreign Government Obligations
(Cost: $47,051,760)			48,844,857

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	675,000	866,713

Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	12,200,000	12,555,020

Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,690,000	1,985,378

State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	545,000	588,317

Total Municipal Bonds
(Cost: $15,063,576)			15,995,428

Preferred Debt 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.9%
Citigroup Capital XIII(d)
10/30/40	7.875%	1,187,825	32,415,744

PNC Financial Services Group, Inc.(d)
12/31/49	6.125%	873,700	22,279,350

U.S. Bancorp(d)
12/31/49	6.500%	709,050	20,264,649

Total			74,959,743

Total Preferred Debt (Cost: $72,737,325)			74,959,743

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Automotive —%
Schaeffler AG Tranche C2 Term Loan(d)(l)
01/27/17	6.000%	263,000	262,590

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan(d)(l)
02/28/19	8.250%	589,000	589,736

Food and Beverage —%
Candy Intermediate Holdings, Inc. Term Loan(d)(l)
06/18/18	7.500%	386,000	384,190

Gaming —%
Caesars Octavius LLC Tranche B Term Loan(d)(l)
04/25/17	9.250%	397,000	389,060

ROC Finance LLC Tranche B Term Loan(d)(l)
08/19/17	8.500%	191,000	191,955

Total			581,015

Media Non-Cable 0.1%
Cumulus Media Holdings, Inc.(d)(e)(l) 2nd Lien Term Loan
03/18/19	7.500%	780,000	784,391

Cumulus Media Holdings, Inc.(d)(l) 2nd Lien Term Loan
03/18/19	7.500%	841,000	845,735

Total			1,630,126

Property & Casualty —%
Lonestar Intermediate Super Holdings LLC Term Loan(d)(l)
09/02/19	11.000%	1,306,000	1,351,710

Wirelines —%
Zayo Group LLC Term Loan(d)(e)(l)
06/30/19	7.125%	322,000	322,747

Total Senior Loans (Cost: $4,966,491)			5,122,114

The accompanying Notes to Financial Statements are an integral part of this statement.

76	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Warrants —%
Issuer		Shares	Value ($)

Energy —%
Energy Equipment & Services —%

Green Field Energy Services, Inc.(m)		816	17,136

Total Warrants (Cost: $32,863)			17,136

Treasury Note Short-Term 2.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)

U.S. Treasury Bills
09/27/12	0.080%	84,118,594	84,122,751

Total Treasury Note Short-Term (Cost: $84,118,594)			84,122,751

Money Market Funds 1.8%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(n)(o)		68,751,859	68,751,859

Total Money Market Funds (Cost: $68,751,859)			68,751,859

Investments of Cash Collateral Received for Securities on Loan 17.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 1.1%
Atlantis One
08/01/12	0.662%	9,966,633	9,966,633
10/11/12	0.541%	4,986,275	4,986,275

Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	4,992,014	4,992,014

Kells Funding LLC
08/28/12	0.420%	4,995,042	4,995,042
10/12/12	0.612%	11,962,993	11,962,993

Suncorp Metway Ltd.
08/08/12	0.460%	4,995,975	4,995,975

Total			41,898,932

Certificates of Deposit 9.1%
ABM AMRO Bank N.V.
08/08/12	0.460%	5,992,955	5,992,955

Australia and New Zealand Bank Group, Ltd.
08/07/12	0.650%	15,000,000	15,000,000
08/16/12	0.620%	5,000,000	5,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Bank of Nova Scotia
07/26/12	0.325%	5,000,000	5,000,000
10/18/12	0.320%	5,000,000	5,000,000

Barclays Bank PLC
07/18/12	0.280%	10,000,000	10,000,000

Branch Banking & Trust Corporation
07/12/12	0.420%	15,000,000	15,000,000

Credit Suisse
08/30/12	0.300%	10,000,000	10,000,000
11/08/12	0.401%	15,000,000	15,000,000

DZ Bank AG
07/10/12	0.330%	5,000,000	5,000,000
08/01/12	0.300%	10,025,133	10,025,133

Deutsche Bank AG
07/27/12	0.340%	15,000,000	15,000,000
09/14/12	0.750%	10,000,000	10,000,000

Mitsubishi UFJ Trust and Banking Corp.
08/24/12	0.395%	5,000,128	5,000,128
09/12/12	0.360%	15,000,000	15,000,000

Mizuho Corporate Bank Ltd.
08/14/12	0.400%	7,000,000	7,000,000

National Australia Bank
08/16/12	0.343%	15,000,000	15,000,000
10/29/12	0.302%	9,999,659	9,999,659

National Bank of Canada
11/09/12	0.301%	5,000,000	5,000,000

Nordea Bank AB
08/23/12	0.290%	20,000,000	20,000,000

Norinchukin Bank
08/21/12	0.390%	10,000,000	10,000,000
08/22/12	0.390%	15,000,000	15,000,000
11/09/12	0.521%	10,000,000	10,000,000

Rabobank
10/26/12	0.515%	10,000,000	10,000,000

Standard Chartered Bank PLC
10/05/12	0.630%	9,968,077	9,968,077

Sumitomo Mitsui Banking Corp.
07/24/12	0.350%	10,000,000	10,000,000
09/05/12	0.350%	5,000,000	5,000,000
10/11/12	0.500%	10,000,000	10,000,000
11/02/12	0.479%	5,000,000	5,000,000

Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	20,000,000	20,000,000
09/17/12	0.470%	3,000,000	3,000,000
11/01/12	0.479%	10,000,000	10,000,000

Svenska Handelsbanken
07/26/12	0.590%	5,000,252	5,000,252
08/30/12	0.580%	15,000,000	15,000,000
09/13/12	0.490%	10,000,000	10,000,000

Total			350,986,204

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	77

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Commercial Paper 4.5%
Caisse d’Amortissement de la Dette Sociale
07/19/12	0.471%	4,992,167	4,992,167
09/19/12	0.300%	4,996,125	4,996,125

Caisse des Depots
10/05/12	0.562%	4,985,767	4,985,767

Development Bank of Singapore Ltd.
08/03/12	0.551%	10,970,590	10,970,590
08/07/12	0.552%	9,972,653	9,972,653
08/08/12	0.501%	6,984,153	6,984,153

DnB NOR
08/30/12	0.489%	8,000,000	8,000,000
10/10/12	0.511%	14,961,112	14,961,112

Erste Abwicklungsanstalt
08/22/12	0.390%	9,990,033	9,990,033
08/28/12	0.390%	9,989,600	9,989,600
09/07/12	0.471%	9,983,942	9,983,942

Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	4,992,483	4,992,483

Nordea Bank AB
07/24/12	0.627%	4,984,201	4,984,201
08/14/12	0.592%	4,985,168	4,985,168

Rabobank
07/09/12	0.290%	4,996,375	4,996,375

Skandinaviska Enskilda Banken AB
07/03/12	0.315%	7,995,730	7,995,730
07/17/12	0.300%	9,994,667	9,994,667

Suncorp Metway Ltd.
07/23/12	0.460%	19,983,900	19,983,900

Svenska Handelsbank
08/30/12	0.270%	4,996,550	4,996,550

The Commonwealth Bank of Australia
08/16/12	0.303%	17,000,000	17,000,000

Total			175,755,216

Other Short-Term Obligations 0.3%
Natixis Financial Products LLC
07/02/12	0.450%	10,000,000	10,000,000

Repurchase Agreements 2.1%

JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price $15,000,250(p)
	0.200%	15,000,000	15,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price $25,000,625(p)
	0.300%	25,000,000	25,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price $31,000,698(p)
	0.270%	31,000,000	31,000,000

Societe Generale dated 06/29/12, matures 07/02/12, repurchase price $9,737,876(p)
	0.190%	9,737,722	9,737,722

Total			80,737,722

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $659,378,074)			659,378,074

Total Investments
(Cost: $4,440,871,185)			4,565,537,858

Other Assets & Liabilities, Net			(708,460,547)

Net Assets			3,857,077,311

The accompanying Notes to Financial Statements are an integral part of this statement.

78	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(175)	(25,894,531)	Sept. 2012	39,104	—

U.S. Treasury Note, 2-year	458	100,845,875	Oct. 2012	—	(45,974)

U.S. Treasury Note, 5-year	(1,621)	(200,953,344)	Oct. 2012	—	(446,245)

U.S. Treasury Note, 10-year	(535)	(71,355,625)	Sept. 2012	—	(131,630)

U.S. Treasury Ultra Bond, 30-year	(216)	(36,038,250)	Sept. 2012	—	(472,953)

Total				39,104	(1,096,802)

Credit Default Swap Contracts Outstanding at June 30, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Goldman Sachs Group, Inc.	3/20/17	1.000	8,405,000	655,883	(679,523)	(2,335)	—	(25,975)

Morgan Stanley	Limited Brands, Inc.	3/20/17	1.000	11,085,000	610,547	(422,695)	(3,079)	184,773	—

Morgan Stanley	Home Depot, Inc.	3/20/17	1.000	12,840,000	(290,566)	288,606	(3,567)	—	(5,527)

Citibank	Goldman Sachs Group, Inc.	3/20/17	1.000	11,560,000	902,083	(731,660)	(3,211)	167,212	—

Citibank	Marriott International, Inc.	3/20/17	1.000	5,600,000	23,749	17,674	(1,556)	39,867	—

Barclays	Marriott International, Inc.	3/20/17	1.000	8,630,000	36,597	27,238	(2,397)	61,438	—

Barclays	D.R. Horton, Inc.	3/20/17	1.000	3,870,000	123,203	(131,179)	(1,075)	—	(9,051)

Goldman Sachs International	Toll Brothers, Inc.	3/20/17	1.000	6,405,000	149,531	(127,023)	(1,779)	20,729	—

Morgan Stanley	Barclays Bank, PLC	3/20/17	1.000	18,340,000	758,494	(774,805)	(5,094)	—	(21,405)

JPMorgan	Barclays Bank, PLC	3/20/17	1.000	7,230,000	299,013	(290,605)	(2,008)	6,400	—

Goldman Sachs International	Textron, Inc.	3/20/17	1.000	15,540,000	405,547	(206,945)	(4,317)	194,285	—

Goldman Sachs International	H.J. Heinz Company	6/20/17	1.000	17,415,000	(308,964)	235,044	(4,838)	—	(78,758)

Goldman Sachs International	Bank of America Corp.	6/20/17	1.000	33,480,000	2,591,477	(2,745,020)	(9,300)	—	(162,843)

JPMorgan	CDX North America Investment Grade 18-V1	6/20/17	1.000	69,730,000	420,370	(540,220)	(19,369)	—	(139,219)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	79

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Morgan Stanley	Barclays Bank, PLC	6/20/17	1.000	3,285,000	148,156	(226,093)	(913)	—	(78,850)

JPMorgan	Barclays Bank, PLC	6/20/17	1.000	14,085,000	635,241	(1,061,789)	(3,913)	—	(430,461)

Morgan Stanley	Toll Brothers, Inc.	6/20/17	1.000	17,750,000	481,349	(610,163)	(4,931)	—	(133,745)

JPMorgan	Home Depot, Inc.	6/20/17	1.000	16,190,000	(363,138)	351,024	(4,497)	—	(16,611)

JPMorgan	Limited Brands, Inc.	6/20/17	1.000	4,820,000	299,802	(305,262)	(1,339)	—	(6,799)

JPMorgan	D.R. Horton, Inc.	6/20/17	1.000	20,875,000	755,099	(1,207,429)	(5,799)	—	(458,129)

Citibank	Barclays Bank, PLC	6/20/17	1.000	10,955,000	494,076	(837,799)	(3,043)	—	(346,766)

Goldman Sachs International	Toll Brothers, Inc.	6/20/17	1.000	17,695,000	479,858	(722,857)	(4,915)	—	(247,914)

Goldman Sachs International	D.R. Horton, Inc.	6/20/17	1.000	8,625,000	311,986	(530,504)	(2,396)	—	(220,914)

Total								674,704	(2,382,967)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Home Depot, Inc.	6/20/17	1.000	485,000	(10,878)	10,042	(135)	—	(971)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $440,814,781 or 11.43% of net assets.

(c)	At June 30, 2012, security was partially or fully on loan.

(d)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $1,085,835, representing 0.03% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
United Artist Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	12/08/95	1,085,835

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $1,085,835, which represents 0.03% of net assets.

(h)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(j)	At June 30, 2012, investments in securities included securities valued at $11,006,349 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

80	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(k)	Zero coupon bond.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Non-income producing.

(n)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	37,895,335	622,026,080	(591,169,556)	—	68,751,859	49,672	68,751,859

(p)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
JPMorgan Securities LLC (0.200%)
United States Treasury Note/Bond	15,300,111

Total Market Value of Collateral Securities	15,300,111

Security Description	Value ($)
Natixis Financial Products, Inc. (0.300%)
Fannie Mae Pool	8,187,440

Fannie Mae REMICS	7,921,150

Freddie Mac REMICS	3,647,307

Government National Mortgage Association	1,758,341

United States Treasury Note/Bond	3,986,400

Total Market Value of Collateral Securities	25,500,638

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	2,598,727

Fannie Mae REMICS	4,704,385

Fannie Mae-Aces	306,368

Freddie Mac Reference REMIC	94,613

Freddie Mac REMICS	11,496,931

Government National Mortgage Association	12,418,976

Total Market Value of Collateral Securities	31,620,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	6,069,982

Freddie Mac Gold Pool	3,862,494

Total Market Value of Collateral Securities	9,932,476

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	81

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation

CMO	Collateralized Mortgage Obligation

NPFGC	National Public Finance Guarantee Corporation

PIK	Payment-in-Kind

REMIC(s)	Real Estate Mortgage Investment Conduit(s)

STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real

COP	Colombian Peso

IDR	Indonesian Rupiah

MXN	Mexican Peso

PEN	Peru Nuevos Soles

UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive

The accompanying Notes to Financial Statements are an integral part of this statement.

82	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Entertainment	—	2,733,866	1,085,835	3,819,701

All Other Industries	—	1,691,343,099	—	1,691,343,099

Residential Mortgage-Backed Securities — Agency	—	650,217,973	—	650,217,973

Residential Mortgage-Backed Securities — Non-Agency	—	35,826,488	7,226,354	43,052,842

Commercial Mortgage-Backed Securities — Agency	—	6,906	—	6,906

Commercial Mortgage-Backed Securities — Non-Agency	—	601,830,610	—	601,830,610

Asset-Backed Securities — Non-Agency	—	41,846,374	—	41,846,374

Inflation-Indexed Bonds	—	1,964,907	—	1,964,907

U.S. Treasury Obligations	249,729,131	324,499,506	—	574,228,637

U.S. Government & Agency Obligations	—	34,847	—	34,847

Foreign Government Obligations	—	48,441,543	403,314	48,844,857

Municipal Bonds	—	15,995,428	—	15,995,428

Preferred Debt	74,959,743	—	—	74,959,743

Total Bonds	324,688,874	3,414,741,547	8,715,503	3,748,145,924

Equity Securities

Warrants

Energy	—	17,136	—	17,136

Total Equity Securities	—	17,136	—	17,136

Short-Term Securities

Treasury Note Short-Term	84,122,751	—	—	84,122,751

Total Short-Term Securities	84,122,751	—	—	84,122,751

Other

Senior Loans	—	5,122,114	—	5,122,114

Money Market Funds	68,751,859	—	—	68,751,859

Investments of Cash Collateral Received for Securities on Loan	—	659,378,074	—	659,378,074

Total Other	68,751,859	664,500,188	—	733,252,047

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	83

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	477,563,484	4,079,258,871	8,715,503	4,565,537,858

Derivatives

Assets

Futures Contracts	39,104	—	—	39,104

Swap Contracts	—	674,704	—	674,704

Liabilities

Futures Contracts	(1,096,802)	—	—	(1,096,802)

Swap Contracts	—	(2,383,938)	—	(2,383,938)

Total	476,505,786	4,077,549,637	8,715,503	4,562,770,926

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Total ($)
Balance as of December 31, 2011	1,536,511	12,474,118	414,580	14,425,209

Accrued discounts/premiums	(138)	—	4,829	4,691

Realized gain (loss)	(10,071)	1,090	5,634	(3,347)

Change in unrealized appreciation (depreciation)(a)	46,908	95,316	16,464	158,688

Sales	(583,860)	(581,412)	(38,193)	(1,203,465)

Purchases	96,485	3,360,000	—	3,456,485

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	(8,122,758)	—	(8,122,758)

Balance as of June 30, 2012	1,085,835	7,226,354	403,314	8,715,503

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $160,653 which consists of $48,873 for Corporate Bonds & Notes, $95,316 for Residential Mortgage-Backed Securities—Non-Agency and $16,464 for Foreign Government Obligations.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates. Certain Residential Backed Mortgage Securities and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors

The accompanying Notes to Financial Statements are an integral part of this statement.

84	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates. Certain Residential Backed Mortgage Securities and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	85

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Dynamic Equity Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.1%
Issuer	Shares	Value ($)

Consumer Discretionary 11.0%
Diversified Consumer Services 0.6%

Apollo Group, Inc., Class A(a)	164,027	5,936,137

ITT Educational Services, Inc.(a)(b)	24,600	1,494,450

Total		7,430,587

Household Durables 0.1%

Tempur-Pedic International, Inc.(a)	70,300	1,644,317

Media 4.3%

Comcast Corp., Class A	152,200	4,865,834

DIRECTV, Class A(a)	484,200	23,638,644

DISH Network Corp., Class A	642,445	18,341,805

McGraw-Hill Companies, Inc. (The)	142,100	6,394,500

Total		53,240,783

Multiline Retail 1.4%

Dillard’s, Inc., Class A	189,401	12,061,056

Macy’s, Inc.	160,000	5,496,000

Total		17,557,056

Specialty Retail 4.6%

Aaron’s, Inc.	47,200	1,336,232

AutoZone, Inc.(a)	4,100	1,505,397

GameStop Corp., Class A	658,700	12,093,732

Home Depot, Inc. (The)	100,000	5,299,000

Rent-A-Center, Inc.(b)	159,779	5,390,943

Ross Stores, Inc.	160,000	9,995,200

TJX Companies, Inc.	497,834	21,372,014

Total		56,992,518

Total Consumer Discretionary		136,865,261

Consumer Staples 11.0%
Beverages 0.1%

Coca-Cola Enterprises, Inc.	50,900	1,427,236

Food & Staples Retailing 4.4%

CVS Caremark Corp.	54,200	2,532,766

Kroger Co. (The)	651,400	15,105,966

Safeway, Inc.	488,100	8,859,015

Wal-Mart Stores, Inc.	410,510	28,620,757

Total		55,118,504

Food Products 2.0%

Campbell Soup Co.	240,000	8,011,200

Hershey Co. (The)	75,400	5,431,062

Tyson Foods, Inc., Class A	597,600	11,252,808

Total		24,695,070

Common Stocks (continued)
Issuer	Shares	Value ($)

Household Products 0.2%

Kimberly-Clark Corp.	30,000	2,513,100

Tobacco 4.3%

Lorillard, Inc.	163,071	21,517,219

Philip Morris International, Inc.	362,084	31,595,450

Total		53,112,669

Total Consumer Staples		136,866,579

Energy 10.5%
Energy Equipment & Services 0.8%

National Oilwell Varco, Inc.	157,872	10,173,272

Oil, Gas & Consumable Fuels 9.7%

Apache Corp.	173,439	15,243,554

Chevron Corp.	299,114	31,556,527

ConocoPhillips	219,742	12,279,183

Exxon Mobil Corp.	258,516	22,121,214

Marathon Oil Corp.	642,284	16,423,202

Tesoro Corp.(a)	382,800	9,554,688

Valero Energy Corp.	565,522	13,657,356

Total		120,835,724

Total Energy		131,008,996

Financials 14.5%
Capital Markets 0.5%

BlackRock, Inc.	28,900	4,907,798

Franklin Resources, Inc.(b)	14,658	1,626,891

Total		6,534,689

Commercial Banks 1.1%

Fifth Third Bancorp	176,000	2,358,400

U.S. Bancorp	60,100	1,932,816

Wells Fargo & Co.	271,600	9,082,304

Total		13,373,520

Consumer Finance 2.6%

Discover Financial Services	714,904	24,721,380

SLM Corp.	497,600	7,817,296

Total		32,538,676

Diversified Financial Services 4.4%

Citigroup, Inc.	186,806	5,120,352

IntercontinentalExchange, Inc.(a)	102,100	13,883,558

JPMorgan Chase & Co.	866,000	30,942,180

Moody’s Corp.	135,000	4,934,250

Total		54,880,340

The accompanying Notes to Financial Statements are an integral part of this statement.

86	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Insurance 3.2%

Aflac, Inc.	68,700	2,925,933

Lincoln National Corp.	221,419	4,842,434

MetLife, Inc.	727,200	22,434,120

Protective Life Corp.(b)	46,000	1,352,860

Prudential Financial, Inc.	132,300	6,407,289

Reinsurance Group of America, Inc.	40,700	2,165,647

Total		40,128,283

Real Estate Investment Trusts (REITs) 2.7%

American Capital Agency Corp.	32,800	1,102,408

American Tower Corp.	72,900	5,096,439

Digital Realty Trust, Inc.	16,300	1,223,641

Simon Property Group, Inc.	168,322	26,201,003

Total		33,623,491

Total Financials		181,078,999

Health Care 11.8%
Biotechnology 1.3%

Amgen, Inc.	123,500	9,020,440

Celgene Corp.(a)	114,700	7,359,152

Total		16,379,592

Health Care Equipment & Supplies 0.2%

St. Jude Medical, Inc.	70,500	2,813,655

Health Care Providers & Services 2.6%

AmerisourceBergen Corp.(b)	223,400	8,790,790

Humana, Inc.	248,670	19,257,005

UnitedHealth Group, Inc.	69,500	4,065,750

Total		32,113,545

Pharmaceuticals 7.7%

Abbott Laboratories	435,900	28,102,473

Eli Lilly & Co.	625,912	26,857,884

Merck & Co., Inc.	399,100	16,662,425

Pfizer, Inc.	1,017,800	23,409,400

Total		95,032,182

Total Health Care		146,338,974

Industrials 10.9%
Aerospace & Defense 4.1%

General Dynamics Corp.	110,901	7,315,030

Lockheed Martin Corp.(b)	245,452	21,373,960

Northrop Grumman Corp.	110,000	7,016,900

Raytheon Co.	276,678	15,657,208

Total		51,363,098

Common Stocks (continued)
Issuer	Shares	Value ($)

Commercial Services & Supplies 1.5%

Pitney Bowes, Inc.	756,139	11,319,401

RR Donnelley & Sons Co.(b)	597,074	7,027,561

Total		18,346,962

Industrial Conglomerates 1.9%

Tyco International Ltd.	437,100	23,100,735

Machinery 1.8%

Illinois Tool Works, Inc.	107,769	5,699,902

Parker Hannifin Corp.	218,500	16,798,280

Total		22,498,182

Professional Services 1.6%

Dun & Bradstreet Corp. (The)	261,700	18,625,189

Verisk Analytics, Inc., Class A(a)	29,800	1,467,948

Total		20,093,137

Total Industrials		135,402,114

Information Technology 19.3%
Communications Equipment 2.2%

Cisco Systems, Inc.	1,434,400	24,628,648

F5 Networks, Inc.(a)	22,100	2,200,276

Total		26,828,924

Computers & Peripherals 5.8%

Apple, Inc.(a)(c)	119,474	69,772,816

EMC Corp.(a)	106,000	2,716,780

Total		72,489,596

Internet Software & Services 0.5%

Google, Inc., Class A(a)	11,500	6,670,805

IT Services 3.3%

International Business Machines Corp.	81,509	15,941,530

Mastercard, Inc., Class A	57,300	24,645,303

Total		40,586,833

Semiconductors & Semiconductor Equipment 1.6%

Broadcom Corp., Class A(a)	601,200	20,320,560

Software 5.9%

Microsoft Corp.	1,330,669	40,705,165

Oracle Corp.	440,400	13,079,880

VMware, Inc., Class A(a)	209,600	19,081,984

Total		72,867,029

Total Information Technology		239,763,747

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	87

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Materials 3.5%
Chemicals 1.7%

CF Industries Holdings, Inc.	110,100	21,330,774

Metals & Mining 1.5%

Freeport-McMoRan Copper & Gold, Inc.	523,772	17,844,912

Paper & Forest Products 0.3%

Domtar Corp.	49,718	3,813,868

Total Materials		42,989,554

Telecommunication Services 3.1%
Diversified Telecommunication Services 3.1%

AT&T, Inc.	187,021	6,669,169

Verizon Communications, Inc.	709,610	31,535,068

Total		38,204,237

Total Telecommunication Services		38,204,237

Utilities 3.5%
Electric Utilities 1.1%

Entergy Corp.	74,200	5,037,438

Exelon Corp.	238,776	8,982,753

Total		14,020,191

Gas Utilities 0.1%

ONEOK, Inc.	40,000	1,692,400

Independent Power Producers & Energy Traders 1.8%

AES Corp. (The)(a)	1,755,700	22,525,631

Multi-Utilities 0.5%

Public Service Enterprise Group, Inc.	182,400	5,928,000

Total Utilities		44,166,222

Total Common Stocks (Cost: $1,099,598,326)		1,232,684,683

Money Market Funds 0.9%
Issuer		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(d)(e)		11,793,120	11,793,120

Total Money Market Funds (Cost: $11,793,120)			11,793,120

Investments of Cash Collateral Received for Securities on Loan 1.4%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 1.4%
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$15,000,250(f)	0.200%	15,000,000	15,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$2,255,350(f)	0.190%	2,255,312	2,255,312

Total			17,255,312

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $17,255,312)			17,255,312

Total Investments (Cost: $1,128,646,758)			1,261,733,115

Other Assets & Liabilities, Net			(16,969,832)

Net Assets			1,244,763,283

Investment in Derivatives

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	43	14,581,300	Sept. 2012	528,452	—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	At June 30, 2012, investments in securities included securities valued at $4,263,200 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

88	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	12,589,870	72,752,431	(73,549,181)	—	11,793,120	10,862	11,793,120

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.200%)
United States Treasury Inflation Indexed Bonds	372,877

United States Treasury Note/Bond	14,927,123

Total market value of collateral securities	15,300,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,405,843

Freddie Mac Gold Pool	894,576

Total market value of collateral securities	2,300,419

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	89

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	136,865,261	—	—	136,865,261

Consumer Staples	136,866,579	—	—	136,866,579

Energy	131,008,996	—	—	131,008,996

Financials	181,078,999	—	—	181,078,999

Health Care	146,338,974	—	—	146,338,974

Industrials	135,402,114	—	—	135,402,114

Information Technology	239,763,747	—	—	239,763,747

Materials	42,989,554	—	—	42,989,554

Telecommunication Services	38,204,237	—	—	38,204,237

Utilities	44,166,222	—	—	44,166,222

Total Equity Securities	1,232,684,683	—	—	1,232,684,683

Other

Money Market Funds	11,793,120	—	—	11,793,120

Investments of Cash Collateral Received for Securities on Loan	—	17,255,312	—	17,255,312

Total Other	11,793,120	17,255,312	—	29,048,432

Investments in Securities	1,244,477,803	17,255,312	—	1,261,733,115

Derivatives

Assets

Futures Contracts	528,452	—	—	528,452

Total	1,245,006,255	17,255,312	—	1,262,261,567

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

90	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.1%
Issuer	Shares	Value ($)

Australia 0.6%
Ansell Ltd.	379,250	5,154,886

Brazil 10.8%
BR Malls Participacoes SA	903,800	10,237,217

CETIP SA — Mercados Organizados	635,899	7,943,593

Compannia de Bebidas Americas, Receipts(a)	131	5,017

Compannia de Bebidas Americas, ADR	438,129	16,793,485

CCR SA	836,900	6,787,703

Cia Hering	498,000	9,459,149

Itaú Unibanco Holding SA, ADR	1,173,357	16,333,129

Mills Estruturas e Servicos de Engenharia SA	22,800	306,497

Petroleo Brasileiro SA, ADR	706,552	13,261,981

Qualicorp SA(a)	80,000	692,656

Tim Participacoes SA	1,092,100	5,981,130

Totvs SA	547,700	10,553,144

Ultrapar Participacoes SA	40,800	927,928

Total		99,282,629

China 13.2%
AAC Technologies Holdings, Inc.	1,772,000	5,156,797

Baidu, Inc., ADR(a)	33,211	3,818,601

Belle International Holdings Ltd.	5,018,000	8,596,638

China Mobile Ltd.	1,972,000	21,647,612

China Mobile Ltd., ADR	111,298	6,084,662

CNOOC Ltd.	1,652,000	3,330,629

CNOOC Ltd., ADR	31,407	6,320,659

Dongfeng Motor Group Co., Ltd., Class H	1,104,000	1,725,613

ENN Energy Holdings Ltd.	1,820,000	6,424,634

Hengan International Group Co., Ltd.	1,033,500	10,067,485

Lenovo Group Ltd.	9,068,000	7,738,009

New Oriental Education & Technology Group, ADR(a)	208,248	5,102,076

PetroChina Co., Ltd., ADR	36,971	4,774,435

PetroChina Co., Ltd., Class H	10,342,000	13,385,256

Ping An Insurance Group Co., Class H	472,000	3,816,526

Tencent Holdings Ltd.	274,400	8,103,385

Zhuzhou CSR Times Electric Co., Ltd., Class H	1,773,000	4,870,153

Total		120,963,170

Common Stocks (continued)
Issuer	Shares	Value ($)

Colombia 0.9%
BanColombia SA, ADR	132,341	8,183,967

Czech Republic 0.6%
Telefonica Czech Republic AS	279,358	5,333,388

Hong Kong 1.0%
AIA Group Ltd.	1,462,400	5,051,217

Samsonite International SA	2,647,500	4,475,457

Total		9,526,674

India 5.6%
Bajaj Auto Ltd.	361,535	10,260,808

ICICI Bank Ltd.	849,448	13,797,738

Infosys Ltd.	237,348	10,760,219

Infosys Ltd., ADR	80,469	3,625,933

ITC Ltd.	2,712,086	12,629,308

Jain Irrigation Systems Ltd., DVR(a)(b)	1	—

Total		51,074,006

Indonesia 2.3%
PT Astra International Tbk	7,781,000	5,736,143

PT Bank Mandiri Persero Tbk	8,942,060	6,938,378

PT Semen Gresik Persero Tbk	6,572,500	7,976,655

Total		20,651,176

Israel 0.5%
Teva Pharmaceutical Industries Ltd., ADR	110,769	4,368,729

Malaysia 2.8%
AirAsia Bhd	8,139,300	9,212,314

Axiata Group Bhd	2,670,100	4,622,062

Felda Global Ventures Holdings Bhd(a)	456,600	764,954

Telekom Malaysia Bhd	6,059,800	10,832,176

Total		25,431,506

Mexico 6.2%
Alfa SAB de CV, Class A	440,100	7,033,840

Fomento Economico Mexicano SAB de CV, ADR	145,460	12,982,305

Genomma Lab Internacional SA de CV, Class B(a)	5,096,800	10,067,744

Grupo Financiero Banorte SAB de CV, Class O	2,650,900	13,699,937

Grupo Modelo SAB de CV, Class C	893,000	7,899,278

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	91

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Wal-Mart de Mexico SAB de CV, Class V	2,081,400	5,568,728

Total		57,251,832

Netherlands 0.5%
VimpelCom Ltd., ADR	622,736	5,050,389

Peru 1.1%
Credicorp Ltd.	79,078	9,955,129

Philippines 1.9%
Ayala Corp.	943,566	10,566,636

BDO Unibank, Inc.	4,818,967	7,285,655

Total		17,852,291

Russian Federation 6.2%
Magnit OJSC, GDR(c)	382,334	11,554,792

Mail.ru Group Ltd., GDR(a)(c)	92,508	3,150,452

Mobile Telesystems OJSC, ADR	596,730	10,263,756

NovaTek OAO, GDR(c)	95,502	10,197,497

Polymetal International PLC	465,017	6,642,774

Rosneft Oil Co.	437,422	2,755,133

Sberbank of Russia	4,447,088	11,895,347

Total		56,459,751

Singapore 1.0%
Keppel Corp., Ltd.	1,087,000	8,905,268

South Africa 7.4%
FirstRand Ltd.	2,585,553	8,369,041

Gold Fields Ltd., ADR	493,007	6,315,420

Harmony Gold Mining Co., Ltd.	86,619	809,460

Harmony Gold Mining Co., Ltd., ADR	693,683	6,520,620

Kumba Iron Ore Ltd.	158,367	10,676,858

Life Healthcare Group Holdings Ltd.	3,922,231	14,958,362

Naspers Ltd., Class N	186,903	9,982,942

Shoprite Holdings Ltd.	532,101	9,823,630

Total		67,456,333

South Korea 14.4%
Hana Financial Group, Inc.	273,760	8,751,607

Hyundai Department Store Co., Ltd.	86,690	10,835,828

Hyundai Mobis	54,917	13,311,670

Hyundai Motor Co.	85,466	17,545,690

Hyundai Steel Co.	78,603	5,851,568

Common Stocks (continued)
Issuer	Shares	Value ($)

LG Chem Ltd.	30,880	7,994,075

Samsung Electronics Co., Ltd.	47,505	50,307,199

Samsung Engineering Co., Ltd.	37,900	6,013,540

Samsung Heavy Industries Co., Ltd.	204,850	6,783,809

SK Telecom Co., Ltd., ADR	367,236	4,443,556

Total		131,838,542

Taiwan 8.6%
Advanced Semiconductor Engineering, Inc.	6,439,000	5,285,703

Catcher Technology Co., Ltd.	693,000	4,677,453

Far EasTone Telecommunications Co., Ltd.	4,569,000	9,940,594

Formosa Plastics Corp.	2,810,000	7,572,774

Hon Hai Precision Industry Co., Ltd.	5,269,246	15,931,816

President Chain Store Corp.	1,447,000	7,720,603

Taiwan Semiconductor Manufacturing Co., Ltd.	538,838	1,475,052

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,892,927	26,425,261

Total		79,029,256

Thailand 3.7%
Bangkok Bank PCL, NVDR	1,596,532	9,713,195

PTT PCL, Foreign Registered Shares	789,800	8,090,473

Siam Commercial Bank PCL, Foreign Registered Shares	2,007,900	9,396,433

Total Access Communication PCL, Foreign Registered Shares	283,883	665,622

Total Access Communication PCL, NVDR	2,697,717	6,325,355

Total		34,191,078

Turkey 2.8%
Tav Havalimanlari Holding AS	1,237,861	6,668,532

Turkiye Garanti Bankasi AS	3,603,632	14,185,719

Turkiye Halk Bankasi AS	608,591	4,774,703

Total		25,628,954

Total Common Stocks (Cost: $804,048,664)		843,588,954

Preferred Stocks 3.0%
Brazil 1.5%
Alpargatas SA	1,032,510	6,811,430

Compannia de Bebidas das Americas	56,100	2,148,475

The accompanying Notes to Financial Statements are an integral part of this statement.

92	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

June 30, 2012 (Unaudited)

Preferred Stocks (continued)
Issuer	Shares	Value ($)

Petroleo Brasileiro SA	534,600	4,836,287

Total		13,796,192

Russian Federation 1.5%
Surgutneftegas OJSC	24,170,273	13,903,804

Total Preferred Stocks (Cost: $32,250,377)		27,699,996

Rights —%
Chile —%
Cencosud SA(a)	121,359	39,261

Total Rights
(Cost: $—)		39,261

Money Market Funds 3.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(d)(e)	28,441,110	28,441,110

Total Money Market Funds
(Cost: $28,441,110)		28,441,110

Total Investments
(Cost: $864,740,151)		899,769,321

Other Assets & Liabilities, Net		16,056,062

Net Assets		915,825,383

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Negligible market value.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $25,667,695 or 2.80% of net assets.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	25,113,824	279,281,155	(275,953,869)	—	28,441,110	14,799	28,441,110

(e)	The rate shown is the seven-day current annualized yield at June 30, 2012.

Abbreviation Legend

ADR	American Depositary Receipt

DVR	Differential Voting Rights

GDR	Global Depositary Receipt

NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	93

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	14,561,225	82,470,789	—	97,032,014

Consumer Staples	43,243,796	52,565,789	—	95,809,585

Energy	25,285,003	37,758,988	—	63,043,991

Financials	66,352,973	114,542,195	—	180,895,168

Health Care	14,436,473	20,113,248	—	34,549,721

Industrials	14,820,697	42,453,616	—	57,274,313

Information Technology	44,422,939	112,586,082	—	157,009,021

Materials	12,836,040	47,524,164	—	60,360,204

Telecommunication Services	25,842,362	65,347,940	—	91,190,302

Utilities	—	6,424,635	—	6,424,635

The accompanying Notes to Financial Statements are an integral part of this statement.

94	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Preferred Stocks

Consumer Discretionary	6,811,430	—	—	6,811,430

Consumer Staples	2,148,475	—	—	2,148,475

Energy	4,836,287	13,903,804	—	18,740,091

Rights

Consumer Staples	—	39,261	—	39,261

Total Equity Securities	275,597,700	595,730,511	—	871,328,211

Other

Money Market Funds	28,441,110	—	—	28,441,110

Total Other	28,441,110	—	—	28,441,110

Total	304,038,810	595,730,511	—	899,769,321

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	95

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 22.6%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Australia 0.6%
FMG Resources August 2006 Proprietary Ltd.(b)(c)
02/01/16	6.375%		303,000	306,788

FMG Resources August 2006 Proprietary Ltd.(c)
11/01/19	8.250%		308,000	325,710

Westpac Banking Corp. Senior Unsecured
09/24/12	7.250%	AUD	1,700,000	1,753,512

Woodside Finance Ltd.(c)
11/10/14	4.500%		3,535,000	3,741,347
05/10/21	4.600%		3,140,000	3,361,222

Total				9,488,579

Canada 0.8%
Cascades, Inc.
12/15/17	7.750%		363,000	365,723

Inmet Mining Corp. Senior Notes(c)
06/01/20	8.750%		268,000	265,320

MEG Energy Corp.(c)
03/15/21	6.500%		480,000	490,200

Novelis, Inc.
12/15/20	8.750%		174,000	187,485

Petro-Canada Senior Unsecured
05/15/18	6.050%		4,730,000	5,597,260

Royal Bank of Canada Senior Unsecured
01/18/13	3.250%	EUR	2,235,000	2,867,988

Toronto-Dominion Bank (The) Senior Unsecured
05/14/15	5.375%	EUR	2,100,000	2,959,791

Videotron Ltee(c)
07/15/22	5.000%		18,000	18,270

Total				12,752,037

France 0.4%
France Telecom SA Senior Unsecured
02/21/17	4.750%	EUR	3,435,000	4,845,677

Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	535,000	736,639

Total				5,582,316

Germany 0.1%
E.ON International Finance BV
10/02/17	5.500%	EUR	1,040,000	1,556,558

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Ireland —%
Ardagh Packaging Finance PLC Senior Secured(c)
10/15/17	7.375%		427,000	453,688

Italy —%
Wind Acquisition Finance SA(c)
Secured
07/15/17	11.750%		22,000	17,765
Senior Secured
02/15/18	7.250%		547,000	478,625

Total				496,390

Luxembourg 0.4%
ArcelorMittal Senior Unsecured(b)
03/01/21	5.500%		4,585,000	4,339,780

Calcipar SA Senior Secured(c)
05/01/18	6.875%		429,000	422,565

Intelsat Jackson Holdings SA
04/01/19	7.250%		150,000	157,500

Intelsat Jackson Holdings SA(c)
10/15/20	7.250%		1,264,000	1,327,200

Total				6,247,045

Netherlands 1.4%
Allianz Finance II BV
11/23/16	4.000%	EUR	750,000	1,036,676

BMW Finance NV
09/19/13	8.875%	EUR	1,950,000	2,700,430

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	2,300,000	2,457,048

Deutsche Telekom International Finance BV
09/26/12	7.125%	GBP	2,272,000	3,604,695
01/19/15	4.000%	EUR	3,755,000	5,063,107

ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	3,125,000	4,256,155

LyondellBasell Industries NV(c)
11/15/21	6.000%		1,587,000	1,741,733
Senior Notes
04/15/24	5.750%		276,000	295,320

NXP BV/Funding LLC Senior Secured(c)
08/01/18	9.750%		191,000	218,695

Schaeffler Finance BV Senior Secured(c)
02/15/19	8.500%		550,000	583,000

Total				21,956,859

The accompanying Notes to Financial Statements are an integral part of this statement.

96	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Spain 0.3%
Telefonica Emisiones SAU
01/15/15	4.949%		3,940,000	3,724,904

Supra-National 0.2%
Council of Europe Development Bank Senior Unsecured
09/16/14	5.750%	AUD	2,300,000	2,444,642

United Kingdom 0.3%
Ineos Finance PLC Senior Secured(c)
05/15/15	9.000%		445,000	467,250

SABMiller PLC Senior Unsecured(c)
07/15/18	6.500%		3,565,000	4,360,263

Total				4,827,513

United States 18.1%
ADS Tactical, Inc. Senior Secured(c)
04/01/18	11.000%		800,000	802,000

AES Corp. (The) Senior Unsecured(c)
07/01/21	7.375%		536,000	596,300

AMC Entertainment, Inc.
06/01/19	8.750%		176,000	188,760

AMC Networks, Inc.(c)
07/15/21	7.750%		620,000	683,550

AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%		347,000	373,025

ARAMARK Holdings Corp. Senior Unsecured PIK(c)
05/01/16	8.625%		175,000	179,158

AT&T, Inc.
Senior Unsecured
02/15/39	6.550%		2,115,000	2,722,047
09/01/40	5.350%		1,665,000	1,910,859
08/15/41	5.550%		2,400,000	2,860,697

Actuant Corp.(c)
06/15/22	5.625%		239,000	244,975

Alliance Data Systems Corp.(b)(c)
04/01/20	6.375%		212,000	213,060

Ally Financial, Inc.
02/15/17	5.500%		177,000	179,786
03/15/20	8.000%		56,000	64,400
09/15/20	7.500%		920,000	1,033,850

Alpha Natural Resources, Inc.(b)
06/01/19	6.000%		175,000	149,625
06/01/21	6.250%		30,000	25,200

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Amkor Technology, Inc.(b)
Senior Unsecured
05/01/18	7.375%	952,000	988,890
06/01/21	6.625%	587,000	585,532

Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,245,000	1,412,799

Anixter, Inc.
05/01/19	5.625%	122,000	125,660

Antero Resources Finance Corp.
12/01/17	9.375%	29,000	32,045
08/01/19	7.250%	104,000	107,640

Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	667,000	747,909

Arch Coal, Inc.(b)
06/15/21	7.250%	221,000	185,088

Ashtead Capital, Inc.(c)(d)
07/15/22	6.500%	54,000	54,000

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,139,000	1,190,255

AutoNation, Inc.(b)
02/01/20	5.500%	115,000	117,300

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	395,000	438,944

BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	545,000	558,625

Ball Corp.
09/15/20	6.750%	538,000	591,800
03/15/22	5.000%	78,000	81,120

Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,940,000	5,096,633

Best Buy Co., Inc. Senior Unsecured(b)
03/15/21	5.500%	1,220,000	1,120,041

Brocade Communications Systems, Inc.
Senior Secured
01/15/20	6.875%	480,000	519,600

Brocade Communications Systems, Inc.(b)
Senior Secured
01/15/18	6.625%	525,000	549,937

Building Materials Corp. of America Senior Notes(c)
05/01/21	6.750%	473,000	506,110

CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(c)
05/01/17	7.750%	445,000	482,269

CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	257,000	274,990

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	97

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CHS/Community Health Systems, Inc.
11/15/19	8.000%	183,000	194,895

CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	191,000	194,820

CIT Group, Inc.(b)
Senior Unsecured
03/15/18	5.250%	167,000	172,428

CIT Group, Inc.(c)
Senior Unsecured
02/15/19	5.500%	521,000	536,630

CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	1,880,000	2,080,684

CNH Capital LLC(c)
11/01/16	6.250%	272,000	291,040

CONSOL Energy, Inc.
03/01/21	6.375%	800,000	752,000

CSC Holdings LLC Senior Unsecured(c)
11/15/21	6.750%	496,000	528,240

CSX Corp. Senior Unsecured
03/15/18	6.250%	8,614,000	10,368,439

Calpine Corp. Senior Secured(c)
02/15/21	7.500%	750,000	813,750

Cardtronics, Inc.
09/01/18	8.250%	550,000	606,375

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	326,000	340,670

Case New Holland, Inc.
12/01/17	7.875%	541,000	624,855

Celanese U.S. Holdings LLC
06/15/21	5.875%	291,000	312,097

Chesapeake Energy Corp.(b)
02/15/21	6.125%	770,000	744,975

Chester Downs & Marina LLC Senior Secured(b)(c)
02/01/20	9.250%	378,000	394,065

Choice Hotels International, Inc.
07/01/22	5.750%	85,000	88,874

Chrysler Group LLC/Co-Issuer, Inc. Secured(b)
06/15/19	8.000%	270,000	277,425

Cimarex Energy Co.
05/01/22	5.875%	441,000	457,537

Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR 1,905,000	2,505,949

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	2,450,000	3,274,229

Clorox Co. (The) Senior Unsecured
03/01/13	5.000%	55,000	56,564

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	2,231,000	2,573,106

Columbus McKinnon Corp.
02/01/19	7.875%	161,000	170,660

Comcast Corp.
02/15/18	5.875%	1,260,000	1,489,921
08/15/37	6.950%	1,205,000	1,547,721

CommScope, Inc.(c)
01/15/19	8.250%	17,000	17,978

Comstock Resources, Inc.(b)
06/15/20	9.500%	552,000	543,720

Concho Resources, Inc.
01/15/21	7.000%	274,000	293,180
01/15/22	6.500%	471,000	489,840

Continental Resources, Inc.
10/01/20	7.375%	60,000	66,900
04/01/21	7.125%	118,000	131,423

Continental Resources, Inc.(c)
09/15/22	5.000%	710,000	720,650

Cott Beverages, Inc.
09/01/18	8.125%	99,000	108,034

Crown Americas LLC/Capital Corp. III(b)
02/01/21	6.250%	610,000	666,425

DISH DBS Corp.
06/01/21	6.750%	1,045,000	1,128,600

Delphi Corp.
05/15/21	6.125%	495,000	540,787

Delphi Corp.(b)
05/15/19	5.880%	217,000	231,648

Detroit Edison Co. (The) Secured
06/15/42	3.950%	1,500,000	1,524,637

Dollar General Corp.(d)
07/15/17	4.125%	509,000	515,999

Duke Energy Carolinas LLC 1st Mortgage
12/15/41	4.250%	855,000	921,700

Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	1,460,000	1,776,779
09/15/19	5.050%	4,240,000	4,944,696

EP Energy LLC/Finance, Inc.(c)
Senior Secured
05/01/19	6.875%	$292,000	$305,140

The accompanying Notes to Financial Statements are an integral part of this statement.

98	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Senior Unsecured
05/01/20	9.375%	87,000	90,154

ERAC U.S.A. Finance LLC(c)
10/15/37	7.000%	2,770,000	3,339,066

El Paso LLC
Senior Unsecured
09/15/20	6.500%	1,772,000	1,940,340
01/15/32	7.750%	25,000	28,109

Embarq Corp. Senior Unsecured
06/01/36	7.995%	5,960,000	6,225,786

Endo Health Solutions, Inc.
01/15/22	7.250%	225,000	243,844

Enterprise Products Operating LLC
02/15/42	5.700%	2,295,000	2,539,057

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	420,000	464,100

First Data Corp. Senior Secured(c)
06/15/19	7.375%	601,000	613,020

Florida Power Corp. 1st Mortgage
06/15/18	5.650%	380,000	458,054

Fresenius Medical Care U.S. Finance II, Inc.(c)
01/31/22	5.875%	24,000	24,990

Fresenius Medical Care U.S. Finance, Inc.(c)
09/15/18	6.500%	63,000	68,513
02/15/21	5.750%	470,000	489,975

Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	62,000	65,720
04/15/22	8.750%	174,000	182,700

General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	12,245,000	13,598,391

Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/02/18	6.375%	EUR 1,125,000	1,576,041
06/15/20	6.000%	5,205,000	5,556,697
01/24/22	5.750%	655,000	691,421

Graphic Packaging International, Inc.
10/01/18	7.875%	98,000	107,310

Greif, Inc. Senior Unsecured
02/01/17	6.750%	406,000	440,510

Grifols, Inc.
02/01/18	8.250%	476,000	510,510

HCA, Inc. Senior Secured
02/15/20	6.500%	$888,000	$962,370

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Health Management Associates, Inc. Senior Unsecured(c)
01/15/20	7.375%	260,000	276,575

Healthsouth Corp.
09/15/22	7.750%	482,000	516,945

Hertz Corp. (The)
01/15/21	7.375%	313,000	334,910

Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	371,000	380,275

Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	439,000	466,437

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	150,000	156,375

Huntington Ingalls Industries, Inc.(b)
03/15/21	7.125%	350,000	365,750

Huntsman International LLC(b)
03/15/21	8.625%	333,000	375,457

Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	2,843,000	3,458,450

Interface, Inc.
12/01/18	7.625%	129,000	137,385

Interline Brands, Inc.
11/15/18	7.000%	550,000	572,000

International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	129,000	129,125
12/15/20	8.250%	455,000	521,054

Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	203,000	205,538

JM Huber Corp. Senior Notes(c)
11/01/19	9.875%	450,000	483,750

JMC Steel Group Senior Notes(c)
03/15/18	8.250%	831,000	824,767

JPMorgan Chase & Co. Senior Unsecured
08/15/21	4.350%	4,455,000	4,701,798

KB Home(b)
03/15/20	8.000%	76,000	77,520

Kansas Gas & Electric Co. 1st Mortgage(c)
06/15/19	6.700%	1,000,000	1,247,420

Kinder Morgan Energy Partners LP Senior Unsecured
09/01/41	5.625%	4,000,000	4,186,631

Kraft Foods Group, Inc.(c)
06/04/42	5.000%	1,530,000	1,619,315

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	99

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%		705,000	857,917
02/10/20	5.375%		230,000	272,172

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%		202,000	217,655

Lamar Media Corp.(b)(c)
02/01/22	5.875%		380,000	389,500

Laredo Petroleum, Inc.(c)
05/01/22	7.375%		139,000	143,865

Lear Corp.
03/15/18	7.875%		574,000	632,835

Level 3 Financing, Inc.
04/01/19	9.375%		222,000	239,760

Libbey Glass, Inc.(c)
05/15/20	6.875%		178,000	183,785

Limited Brands, Inc.
04/01/21	6.625%		604,000	659,870

MGM Resorts International Senior Secured
03/15/20	9.000%		309,000	344,535

Manitowoc Co., Inc. (The)(b)
11/01/20	8.500%		175,000	189,000

Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%		1,255,000	1,426,255

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		645,000	665,156

Mead Products LLC/ACCO Brands Corp.(c)
04/30/20	6.750%		180,000	189,900

Meritage Homes Corp.(c)
04/01/22	7.000%		152,000	156,560

MetroPCS Wireless, Inc.
11/15/20	6.625%		205,000	201,925

Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,207,215
07/28/21	5.500%		6,190,000	6,098,741

Mylan, Inc.(c)
11/15/18	6.000%		480,000	505,200

National CineMedia LLC
Senior Unsecured
07/15/21	7.875%		346,000	366,760

National CineMedia LLC(c)
Senior Secured
04/15/22	6.000%		403,000	410,052

Neuberger Berman Group LLC/Finance Corp.(c) Senior Unsecured
03/15/20	5.625%		201,000	209,040
03/15/22	5.875%		302,000	314,835

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Nevada Power Co.
05/15/18	6.500%	1,200,000	1,476,982
08/01/18	6.500%	1,625,000	2,007,384

Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	274,000	280,165

News America, Inc.
02/15/41	6.150%	4,860,000	5,683,075

Nextel Communications, Inc.(b)
08/01/15	7.375%	587,000	587,734

NiSource Finance Corp.
09/15/17	5.250%	7,707,000	8,605,320
09/15/20	5.450%	2,505,000	2,810,420

Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	2,515,000	2,961,264
04/15/17	5.950%	1,105,000	1,279,825

Oasis Petroleum, Inc.(d)
01/15/23	6.875%	305,000	306,144

Omnicare, Inc.
06/01/20	7.750%	385,000	423,500

Oncor Electric Delivery Co. LLC(c) Senior Secured
12/01/41	4.550%	245,000	233,280
06/01/42	5.300%	245,000	257,967

Oshkosh Corp.
03/01/17	8.250%	497,000	544,215
03/01/20	8.500%	298,000	330,780

PSS World Medical, Inc.(c)
03/01/22	6.375%	74,000	75,850

Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	1,035,000	1,114,805

Peabody Energy Corp.(b)(c)
11/15/18	6.000%	921,000	916,395

Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	140,000	155,050

Phillips 66(c)
05/01/17	2.950%	555,000	570,300

Physio-Control International, Inc. Senior Secured(c)
01/15/19	9.875%	394,000	419,610

Polypore International, Inc.
11/15/17	7.500%	440,000	466,950

Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	5,535,000	6,354,036

Prudential Financial, Inc. Senior Unsecured
05/12/16	3.000%	605,000	622,301
12/01/17	6.000%	620,000	713,126

The accompanying Notes to Financial Statements are an integral part of this statement.

100	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	505,000	560,550
10/01/22	5.375%	113,000	113,141

QVC, Inc. Senior Secured(c)(d)
07/02/22	5.125%	43,000	43,893

Rain CII Carbon LLC/Corp. Senior Secured(c)
12/01/18	8.000%	523,000	528,230

Range Resources Corp.
05/15/19	8.000%	255,000	278,587
08/15/22	5.000%	56,000	55,300

Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	20,000	22,000
07/15/21	6.500%	724,000	760,200

Reynolds Group Issuer, Inc./LLC(c) Senior Secured
10/15/16	7.750%	298,000	314,390
08/15/19	7.875%	441,000	477,382

SBA Telecommunications, Inc.
08/15/16	8.000%	480,000	511,200
08/15/19	8.250%	156,000	170,820

SM Energy Co. Senior Unsecured(b)
11/15/21	6.500%	406,000	413,105

STHI Holding Corp. Secured(c)
03/15/18	8.000%	164,000	173,430

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	128,000	139,200
06/01/22	5.750%	26,000	27,203

Seneca Gaming Corp.(c)
12/01/18	8.250%	372,000	381,300

Sierra Pacific Power Co.
05/15/16	6.000%	8,251,000	9,614,668

Sonic Automotive, Inc. Senior Subordinated Notes(c)(d)
07/15/22	7.000%	58,000	60,030

Southern Natural Gas Co. LLC Senior Unsecured(c)
04/01/17	5.900%	11,898,000	13,620,854

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	450,460

Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	314,000	354,820

Spectrum Brands, Inc.(b)(c)
03/15/20	6.750%	120,000	123,900

Sprint Nextel Corp.(c)
11/15/18	9.000%	1,150,000	1,290,875

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	335,000	352,587

Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	1,805,000	2,182,218
06/15/42	4.100%	1,020,000	1,027,522

Taylor Morrison Communities, Inc./Monarch(c)
04/15/20	7.750%	638,000	666,710

Terex Corp.
04/01/20	6.500%	101,000	102,263

Time Warner Cable, Inc.
07/01/18	6.750%	7,600,000	9,258,191

Time Warner, Inc.
03/29/41	6.250%	575,000	668,594

Toledo Edison Co. (The) Senior Secured(b)
05/15/37	6.150%	5,225,000	6,410,647

Tomkins LLC/Inc. Secured
10/01/18	9.000%	509,000	566,262

TransDigm, Inc.
12/15/18	7.750%	133,000	145,968

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,860,000	7,919,987
06/15/18	6.050%	1,106,000	1,310,139

Transcontinental Gas Pipe Line Co. LLC(b) Senior Unsecured
08/15/41	5.400%	2,370,000	2,686,113

UR Merger Sub Corp.(b)(c) Secured
07/15/18	5.750%	316,000	328,640

UR Merger Sub Corp.(c)
05/15/20	7.375%	261,000	272,745
04/15/22	7.625%	653,000	684,017

Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	1,400,000	1,410,007

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	483,000	499,351

Univision Communications, Inc. Senior Secured(c)
05/15/19	6.875%	224,000	230,720

Vail Resorts, Inc.
05/01/19	6.500%	316,000	331,800

Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	4,009,000	4,964,252

Visteon Corp.(b)
04/15/19	6.750%	499,000	485,277

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	101

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Waste Management, Inc.
06/30/20	4.750%	4,520,000	5,088,263

Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR 1,150,000	1,587,203

Whiting Petroleum Corp.
10/01/18	6.500%	29,000	30,885

Windstream Corp.
03/15/19	7.000%	90,000	92,250
10/15/20	7.750%	490,000	519,400

Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	3,235,000	3,717,633

Zayo Escrow Corp. Senior Secured(c)
01/01/20	8.125%	724,000	756,580

tw telecom holdings, inc.
03/01/18	8.000%	396,000	431,640

Total			277,867,132

Total Corporate Bonds & Notes
(Cost: $322,411,906)			347,397,663

Residential Mortgage-Backed Securities – Agency 6.7%

United States 6.7%
Federal Home Loan Mortgage Corp.(d)(e)

05/01/42	3.500%	16,376,547	17,286,434

Federal Home Loan Mortgage Corp.(e)
04/01/42	3.500%	17,832,180	18,889,813
05/01/18	4.500%	131,541	139,571
10/01/18 - 11/01/33	5.000%	695,896	768,192
04/01/33	6.000%	338,558	379,597
09/01/17 - 08/01/33	6.500%	72,938	81,753

Federal National Mortgage Association(d)(e)
06/01/27	2.500%	15,832,439	16,344,093

Federal National Mortgage Association(e)
08/01/18 - 09/01/40	4.500%	2,322,759	2,527,920
12/01/18 - 02/01/36	5.000%	6,577,707	7,158,686
02/01/18 - 06/01/34	5.500%	9,201,262	10,123,096
07/01/17 - 01/01/36	6.000%	8,541,045	9,591,200
04/01/17 - 11/01/33	6.500%	3,030,265	3,466,079
06/01/32 - 07/01/36	7.000%	1,402,781	1,626,696
05/01/32 - 11/01/32	7.500%	186,294	228,644

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association(e)(f)
01/01/41	4.000%	9,902,162	10,555,566
09/01/33 - 01/01/36	5.500%	2,700,170	2,985,635

Government National Mortgage Association(e)
10/15/33	5.500%	311,868	349,291

Total			102,502,266

Total Residential Mortgage-Backed Securities — Agency
(Cost: $97,747,153)			102,502,266

Residential Mortgage-Backed Securities – Non-Agency 0.3%

United States 0.3%

Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A(e)(g)
04/19/34	4.675%	1,107,215	1,030,038

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1(e)
12/25/35	5.500%	4,223,286	4,123,933

Total			5,153,971

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $5,017,262)			5,153,971

Commercial Mortgage-Backed Securities – Agency —%
United States —%
Federal National Mortgage Association(e)
09/01/13	5.720%	218,433	226,903

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $219,618)			226,903

Commercial Mortgage-Backed Securities — Non-Agency 2.2%
United States 2.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(e)
12/11/49	5.322%	1,300,000	1,436,122

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1(e)
05/15/36	3.819%	61,824	62,556

GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(e)(g)
06/10/48	4.772%	500,000	534,036

The accompanying Notes to Financial Statements are an integral part of this statement.

102	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

GS Mortgage Securities Corp. II Series 2007-GG10 Class F(e)(g)(h)
08/10/45	5.979%	1,475,000	157,825

General Electric Capital Assurance Co. Series 2003-1 Class A4(c)(e)(g)
05/12/35	5.254%	536,374	570,929

Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(e)
03/10/39	5.444%	3,525,000	3,910,385

JPMorgan Chase Commercial Mortgage Securities Corp.(c)(e)
Series 2011-C3 Class A4
02/15/46	4.717%	2,600,000	2,878,646

JPMorgan Chase Commercial Mortgage Securities Corp.(e) Series 2003-LN1 Class A1
10/15/37	4.134%	579,748	587,281
Series 2003-ML1A Class A1
03/12/39	3.972%	18,321	18,305
Series 2005-LDP2 Class A3
07/15/42	4.697%	951,390	958,687

JPMorgan Chase Commercial Mortgage Securities Corp.(e)(g) Series 2005-LDP3 Class ASB
08/15/42	4.893%	2,165,131	2,268,949
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,855,670	1,953,795
Series 2006-LDP7 Class ASB
04/15/45	6.064%	1,972,315	2,098,862

LB-UBS Commercial Mortgage Trust(e) Series 2004-C2 Class A3
03/15/29	3.973%	233,103	236,517

LB-UBS Commercial Mortgage Trust(e)(g) Series 2007-C7 Class A3
09/15/45	5.866%	1,475,000	1,680,646

Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4(c)(e)(g)
09/15/47	5.033%	2,400,000	2,802,205

Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(c)(e)(g)
08/15/45	5.979%	1,800,000	2,039,787

S2 Hospitality LLC Series 2012-LV1 Class A (c)(e)
04/15/25	4.500%	2,900,000	2,900,328

Wachovia Bank Commercial Mortgage Trust(e) Series 2006-C27 Class APB
07/15/45	5.727%	635,809	645,387
Series 2006-C29 Class A4
11/15/48	5.308%	2,702,500	3,041,475

Wachovia Bank Commercial Mortgage Trust(e)(g) Series 2006-C24 Class A3
03/15/45	5.558%	2,500,000	2,809,632

Total			33,592,355

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $32,034,428)			33,592,355

Asset-Backed Securities — Non-Agency(a) 0.6%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Denmark 0.2%
Nykredit Realkredit A/S Mortgage
04/01/28	5.000%	DKK	13,480,437	2,422,619

United States 0.4%
GTP Towers Issuer LLC(c)
02/15/15	4.436%		1,600,000	1,668,261

Hertz Vehicle Financing LLC Series 2009-2A Class A1(c)
03/25/14	4.260%		5,100,000	5,183,952

Total				6,852,213

Total Asset-Backed Securities — Non-Agency (Cost: $9,343,679)				9,274,832

Inflation-Indexed Bonds(a) 1.0%
Japan 1.0%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,098,028,000	15,084,158

Total Inflation-Indexed Bonds (Cost: $10,182,552)				15,084,158

U.S. Treasury Obligations 3.8%
United States 3.8%
U.S. Treasury
03/15/14	1.250%		935,000	949,756
11/15/41	3.125%		24,470,000	26,305,250

U.S. Treasury(b)
03/31/17	1.000%		28,655,000	29,049,006
02/15/22	2.000%		2,500,000	2,584,180

Total				58,888,192

Total U.S. Treasury Obligations
(Cost: $56,349,031)				58,888,192

Foreign Government Obligations(a) 55.0%
Argentina 0.2%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		300,000	232,200

Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		1,815,000	1,252,350
Argentina Bonar Bonds(b) Senior Unsecured
09/12/13	7.000%		2,322,000	2,048,112

Total				3,532,662

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	103

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Belgium 0.5%
Belgium Government Bond
03/28/14	4.000%	EUR	5,550,000	7,399,981

Brazil 2.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(c)
06/16/18	6.369%		1,165,000	1,365,963

Brazil Notas do Tesouro Nacional
01/01/13	10.000%		BRL 2,690,900	13,540,727
01/01/17	10.000%		BRL 2,763,600	14,117,242

Brazilian Government International Bond
01/05/16	12.500%		BRL 2,400,000	1,453,323
01/15/18	8.000%		903,333	1,052,383

Senior Unsecured
01/22/21	4.875%		1,100,000	1,272,392
01/07/41	5.625%		1,830,000	2,237,175

Total				35,039,205

Canada 6.1%
Bank of Montreal(b)(c)
10/31/14	1.300%		4,715,000	4,774,402

Bank of Montreal(c)
01/30/17	1.950%		4,800,000	4,938,710

Bank of Nova Scotia(c)
01/30/17	1.950%		18,000,000	18,527,364

Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,256,146
06/01/19	3.750%	CAD	6,585,000	7,437,020

National Bank of Canada(c)
10/19/16	2.200%		6,040,000	6,299,134

Province of British Columbia
06/18/14	5.300%	CAD	6,140,000	6,508,304

Province of Ontario
03/08/14	5.000%	CAD	10,866,000	11,330,268

Senior Unsecured
05/26/15	0.950%		7,525,000	7,558,456

Province of Quebec
12/01/17	4.500%	CAD	11,100,000	12,275,416

Toronto-Dominion Bank (The)(c)
09/14/16	1.625%		6,886,000	7,013,777
03/13/17	1.500%		6,400,000	6,471,945

Total				94,390,942

Colombia 0.5%
Colombia Government International Bond Senior Unsecured
09/18/37	7.375%		1,350,000	1,993,950
01/18/41	6.125%		1,665,000	2,163,321

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Corp. Andina De Fomento(b)
06/15/22	4.375%		3,348,000	3,419,754

Ecopetrol SA Senior Unsecured
07/23/19	7.625%		455,000	573,300

Total				8,150,325

Czech Republic 0.1%
Czech Republic Government Bond
06/16/13	3.700%	CZK	42,800,000	2,182,411

Denmark 0.2%
Nordea Kredit Realkreditaktieselsk
01/01/13	2.000%	DKK	14,380,000	2,470,066

El Salvador 0.1%
El Salvador Government International Bond Senior Unsecured(c)
01/24/23	7.750%		760,000	838,660

Finland 0.8%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	8,540,000	12,146,395

France 5.0%
Cie de Financement Foncier SA(c)
09/16/15	2.500%		3,900,000	3,905,060

Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,094,538

France Government Bond OAT
04/25/13	4.000%	EUR	23,685,000	30,901,323
10/25/16	5.000%	EUR	8,070,000	11,789,401
10/25/17	4.250%	EUR	8,360,000	11,979,251
10/25/19	3.750%	EUR	6,070,000	8,493,907
10/25/21	3.250%	EUR	3,500,000	4,669,357

French Treasury Note BTAN
01/12/14	2.500%	EUR	1,900,000	2,483,009

Total				76,315,846

Germany 6.7%
Bayerische Landesbank Senior Unsecured
04/22/13	1.400%	JPY	576,000,000	7,253,975

Bundesrepublik Deutschland
07/04/14	4.250%	EUR	10,000,000	13,693,967
01/04/15	3.750%	EUR	5,250,000	7,237,036
07/04/19	3.500%	EUR	7,880,000	11,583,730
07/04/27	6.500%	EUR	12,440,000	24,605,540
07/04/28	4.750%	EUR	6,270,000	10,609,381

The accompanying Notes to Financial Statements are an integral part of this statement.

104	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

07/04/34	4.750%	EUR	12,475,000	22,307,492
07/04/44	2.500%	EUR	5,000,000	6,533,772

Total				103,824,893

Greece —%
Hellenic Republic Government Bond(g) Senior Unsecured
02/24/23	2.000%	EUR	125,700	26,936
02/24/24	2.000%	EUR	125,700	25,746
02/24/25	2.000%	EUR	125,700	23,893
02/24/26	2.000%	EUR	125,700	23,193
02/24/27	2.000%	EUR	125,700	22,747
02/24/28	2.000%	EUR	134,080	24,867
02/24/29	2.000%	EUR	134,080	23,314
02/24/30	2.000%	EUR	134,080	22,391
02/24/31	2.000%	EUR	134,080	22,822
02/24/32	2.000%	EUR	134,080	22,398
02/24/33	2.000%	EUR	134,080	22,364
02/24/34	2.000%	EUR	134,080	22,245
02/24/35	2.000%	EUR	134,080	22,177
02/24/36	2.000%	EUR	134,080	22,092
02/24/37	2.000%	EUR	134,080	22,058
02/24/38	2.000%	EUR	134,080	21,973
02/24/39	2.000%	EUR	134,080	21,922
02/24/40	2.000%	EUR	134,080	21,888
02/24/41	2.000%	EUR	134,080	21,736
02/24/42	2.000%	EUR	134,080	21,888

Hellenic Republic Government Bond(g)(i) Senior Unsecured
10/15/42	0.000%	EUR	2,639,700	11,358

Total				470,008

Indonesia 1.8%
Indonesia Government International Bond(c) Senior Unsecured
01/17/18	6.875%		1,880,000	2,218,400
03/13/20	5.875%		300,000	343,875
05/05/21	4.875%		1,100,000	1,195,369
02/17/37	6.625%		400,000	490,000
01/17/38	7.750%		610,000	838,750

Indonesia Treasury Bond Senior Unsecured
05/15/16	10.750%	IDR	32,410,000,000	4,082,428
11/15/20	11.000%	IDR	70,820,000,000	9,941,296
07/15/22	10.250%	IDR	62,417,000,000	8,512,855

Total				27,622,973

Italy —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	265

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Japan 9.8%
Japan Government 10-Year Bond Senior Unsecured
12/20/12	1.000%	JPY	429,500,000	5,395,248
09/20/17	1.700%	JPY	2,628,000,000	35,361,600

Japan Government 20-Year Bond Senior Unsecured
03/20/20	2.400%	JPY	800,000,000	11,407,539
12/20/22	1.400%	JPY	2,656,000,000	34,897,384
12/20/26	2.100%	JPY	2,343,000,000	32,378,510
09/20/29	2.100%	JPY	995,000,000	13,545,580

Japan Government 30-Year Bond Senior Unsecured
12/20/34	2.400%	JPY	909,000,000	12,741,295
03/20/39	2.300%	JPY	380,000,000	5,200,326

Total				150,927,482

Kazakhstan 0.1%
KazMunayGas National Co. Senior Unsecured(c)
07/02/18	9.125%		750,000	928,125

Lithuania 0.2%
Lithuania Government International Bond Senior Unsecured(c)
09/14/17	5.125%		2,205,000	2,340,392

Malaysia 0.6%
Petronas Capital Ltd.(c)
08/12/19	5.250%		6,025,000	6,940,693

Wakala Global Sukuk Bhd(c)
07/06/16	2.991%		2,075,000	2,134,869

Total				9,075,562

Mexico 1.7%
Mexican Bonos
12/19/13	8.000%	MXN	10,991,000	8,631,309
12/17/15	8.000%	MXN	17,168,000	14,176,068

Mexican Government International Bond Senior Unsecured
09/27/34	6.750%		315,000	429,975

Pemex Project Funding Master Trust
03/01/18	5.750%		1,513,000	1,709,690

Pemex Project Funding Master Trust(c)
01/24/22	4.875%		1,300,000	1,404,000

Petroleos Mexicanos
05/03/19	8.000%		100,000	127,000

Total				26,478,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	105

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Netherlands 5.5%
Bank Nederlandse Gemeenten Senior Unsecured(c)
03/23/15	1.375%		6,370,000	6,381,765

Netherlands Government Bond
07/15/12	5.000%	EUR	14,305,000	18,139,481
07/15/13	4.250%	EUR	8,741,000	11,526,321
07/15/16	4.000%	EUR	12,100,000	17,176,077
07/15/20	3.500%	EUR	22,380,000	31,793,850

Total				85,017,494

New Zealand 0.9%
New Zealand Government Bond Senior Unsecured
04/15/13	6.500%	NZD	16,830,000	13,897,548

Norway 1.1%
Norway Government Bond
05/15/13	6.500%	NOK	72,760,000	12,748,733
05/19/17	4.250%	NOK	23,700,000	4,488,085

Total				17,236,818

Peru 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		600,000	843,000

Philippines 0.4%
Philippine Government International Bond
Senior Unsecured
01/14/31	7.750%		1,645,000	2,340,012
10/23/34	6.375%		300,000	384,000

Power Sector Assets & Liabilities Management Corp.(c)
Government Guaranteed
05/27/19	7.250%		2,000,000	2,510,000
12/02/24	7.390%		200,000	257,836

Total				5,491,848

Poland 1.6%
Poland Government Bond
04/25/13	5.250%	PLN	23,790,000	7,168,454
10/25/17	5.250%	PLN	57,170,000	17,532,031

Total				24,700,485

Qatar 0.3%
Qatar Government International Bond(c)
Senior Unsecured
04/09/19	6.550%		1,100,000	1,355,206
01/20/40	6.400%		200,000	254,500

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Qatari Diar Finance QSC Government Guaranteed(c)
07/21/20	5.000%		1,800,000	2,016,000

Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(c)
09/30/14	5.500%		890,000	957,907

Total				4,583,613

Russian Federation 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(c)
03/05/14	5.670%		470,000	494,792

Gazprom OAO Via Gaz Capital SA(b)(c)
Senior Unsecured
03/07/22	6.510%		2,000,000	2,217,520

Gazprom OAO Via Gaz Capital SA(c)
Senior Unsecured
11/22/16	6.212%		600,000	649,500
08/16/37	7.288%		570,000	646,950

Russian Foreign Bond — Eurobond Senior Unsecured(c)(g)
03/31/30	7.500%		4,616,675	5,542,734

Total				9,551,496

South Africa 0.5%
South Africa Government Bond Senior Unsecured
12/21/14	8.750%	ZAR	52,890,000	7,000,932

South Korea 0.6%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%		3,430,000	3,741,522
01/14/15	5.875%		1,820,000	1,988,799
04/11/22	5.000%		3,300,000	3,660,202

Total				9,390,523

Sweden 1.2%
Sweden Government Bond
10/08/12	5.500%	SEK	89,570,000	13,088,256
06/01/22	3.500%	SEK	35,400,000	6,001,550

Total				19,089,806

Turkey 0.2%
Turkey Government International Bond
Senior Unsecured
11/07/19	7.500%		225,000	271,969
06/05/20	7.000%		1,330,000	1,559,425
03/30/21	5.625%		500,000	545,625
03/17/36	6.875%		1,010,000	1,185,740

Total				3,562,759

The accompanying Notes to Financial Statements are an integral part of this statement.

106	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

United Kingdom 4.7%
United Kingdom Gilt
09/07/16	4.000%	GBP	7,180,000	12,805,541
03/07/19	4.500%	GBP	5,070,000	9,651,063
03/07/25	5.000%	GBP	2,955,000	6,132,994
12/07/27	4.250%	GBP	5,500,000	10,696,311
03/07/36	4.250%	GBP	4,080,000	7,878,103
12/07/38	4.750%	GBP	5,000,000	10,428,217
12/07/40	4.250%	GBP	4,200,000	8,099,288
12/07/49	4.250%	GBP	3,520,000	6,863,225

Total				72,554,742

Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		1,500,000	2,160,000

Venezuela 0.5%
Petroleos de Venezuela SA
04/12/17	5.250%		2,890,000	2,051,900
11/02/17	8.500%		510,000	414,375

Senior Unsecured
10/28/15	5.000%		1,500,000	1,171,950

Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		1,650,000	1,419,000
05/07/23	9.000%		3,484,000	2,682,680

Total				7,739,905

Total Foreign Government Obligations (Cost: $786,219,844)				846,955,204

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)		Value ($)
Germany —%
Schaeffler AG Tranche C2 Term Loan(g)(j)
01/27/17	6.000%		189,000	188,705

United States 0.1%
Candy Intermediate Holdings, Inc. Term Loan(g)(j)
06/18/18	7.500%		107,000	106,498

Cumulus Media Holdings, Inc. 2nd Lien Term Loan(g)(j)
03/18/19	7.500%		546,000	549,074

Lonestar Intermediate Super Holdings LLC Term Loan(g)(j)
09/02/19	11.000%		618,000	639,630

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)		Value ($)

Zayo Group LLC Term Loan(g)(j)
06/30/19	7.125%		78,000	78,181

Total				1,373,383

Total Senior Loans (Cost: $1,502,103)				1,562,088

Treasury Bills 1.1%
Issuer	Effective Yield	Principal Amount ($)		Value ($)

Australia 1.1%
Australia Treasury Bills
08/10/12	3.470%	AUD	16,080,000	16,392,375

Total Treasury Bills (Cost: $16,542,126)				16,392,375

Money Market Funds 6.6%
		Shares		Value ($)
Columbia Short-Term Cash Fund,
0.152%(k)(l)			101,988,431	101,988,431

Total Money Market Funds (Cost: $101,988,431)				101,988,431

Investments of Cash Collateral Received for Securities on Loan 1.2%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares		Value ($)
Repurchase Agreements 1.2%
Natixis Financial Products, Inc.(m) dated 06/29/12, matures 07/02/12, repurchase price
$10,000,208	0.250%		10,000,000	10,000,000

dated 6/29/12, matures 07/02/12, repurchase price
$5,000,104	0.250%		5,000,000	5,000,000

Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price
$2,000,040(m)	0.240%		2,000,000	2,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	107

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$1,990,015(m)	0.190%	1,989,984	1,989,984

Total			18,989,984

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $18,989,984)			18,989,984

Total Investments
(Cost: $1,458,548,117)			1,558,008,422

Other Assets & Liabilities, Net			(18,040,730)

Net Assets			1,539,967,692

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2012

At June 30, 2012, $2,699,736 was held in a margin deposit account as collateral to cover initial margin requirements on open contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Australian Government Bond, 10-year	(453)	(44,959,684)	Sept. 2012	273,860	—

Euro-Bund, 10-year	325	57,950,372	Sept. 2012	—	(350,618)

Japanese Government Bond, 10-year	16	28,761,369	Sept. 2012	82,268	—

U.S. Treasury Note, 5-year	(110)	(13,636,563)	Oct. 2012	16,427	—

U.S. Treasury Note, 10-year	(571)	(76,157,125)	Sept. 2012	—	(123,616)

Total				372,555	(474,234)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	July 9, 2012	9,199,596	(USD)	11,850,000 (SGD	)	155,037	—

J.P. Morgan Securities, Inc.	July 11, 2012	89,043,262	(USD)	6,969,188,000 (JPY	)	—	(1,847,284)

J.P. Morgan Securities, Inc.	July 11, 2012	17,407,739	(USD)	1,400,000,000 (JPY	)	108,558	—

Barclays Bank PLC	July 12, 2012	6,643,000	(GBP)	8,174,390 (EUR	)	—	(58,256)

Citigroup Global Markets, Inc.	July 16, 2012	39,005,000	(BRL)	19,200,098 (USD	)	—	(164,095)

UBS Securties, Inc.	July 17, 2012	19,504,055	(USD)	12,545,000 (GBP	)	142,606	—

UBS Securties, Inc.	July 19, 2012	17,471,000	(NZD)	13,738,495 (USD	)	—	(230,983)

State Street Bank & Trust Company	July 20, 2012	25,068,000	(EUR)	31,562,881 (USD	)	—	(165,068)

J.P. Morgan Securities, Inc.	July 23, 2012	36,680,000	(PLN)	10,860,747 (USD	)	—	(120,897)

HSBC Securities (USA), Inc.	July 23, 2012	5,753,110	(USD)	5,725,000 (AUD	)	94,976	—

Wells Fargo Bank	July 25, 2012	3,512,000	(CAD)	3,406,739 (USD	)	—	(41,111)

UBS Securties, Inc.	July 25, 2012	66,297,000	(CHF)	68,947,336 (USD	)	—	(937,660)

Wells Fargo Bank	July 25, 2012	24,565,000	(CHF)	25,545,434 (USD	)	—	(349,025)

Goldman, Sachs & Co.	July 25, 2012	82,816,000	(EUR)	103,375,072 (USD	)	—	(1,447,383)

Wells Fargo Bank	July 25, 2012	16,370,000	(EUR)	20,433,853 (USD	)	—	(286,100)

The accompanying Notes to Financial Statements are an integral part of this statement.

108	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Wells Fargo Bank	July 25, 2012	6,570,000	(GBP)	10,221,278 (USD	)	—	(67,756)

HSBC Securities (USA), Inc.	July 25, 2012	13,726,823,000	(JPY)	172,426,643 (USD	)	646,119	—

Wells Fargo Bank	July 25, 2012	2,033,149,000	(JPY)	25,547,047 (USD	)	103,768	—

Deutsche Bank Securities Inc.	July 25, 2012	171,719,304	(USD)	172,551,000 (AUD	)	4,506,986	—

J.P. Morgan Securities, Inc.	July 25, 2012	103,106,866	(USD)	620,768,000 (NOK	)	1,162,735	—

Morgan Stanley	July 25, 2012	68,797,680	(USD)	87,732,000 (NZD	)	1,322,554	—

Standard Chartered Bank	July 27, 2012	63,627,000	(BRL)	30,919,116 (USD	)	—	(591,789)

Deutsche Bank Securities Inc.	July 27, 2012	120,889,000	(ILS)	30,595,639 (USD	)	—	(287,440)

HSBC Securities (USA), Inc.	July 27, 2012	213,168,000	(MXN)	15,499,576 (USD	)	—	(441,698)

UBS Securties, Inc.	July 27, 2012	143,930,000	(MXN)	10,415,295 (USD	)	—	(348,176)

State Street Bank & Trust Company	July 27, 2012	30,883,014	(USD)	15,398,271,000 (CLP	)	—	(245,075)

State Street Bank & Trust Company	July 27, 2012	397,206	(USD)	202,734,000 (CLP	)	6,174	—

Morgan Stanley	July 27, 2012	15,364,199	(USD)	19,450,000 (SGD	)	—	(10,043)

UBS Securties, Inc.	July 27, 2012	30,672,619	(USD)	55,657,000 (TRY	)	—	(68,406)

Citigroup Global Markets, Inc.	July 30, 2012	15,429,453	(USD)	18,000,000,000 (KRW	)	256,071	—

Standard Chartered Bank	July 31, 2012	12,266,791	(USD)	39,450,000 (MYR	)	132,037	—

HSBC Securities (USA), Inc.	Aug. 7, 2012	9,039,410	(USD)	9,223,000 (CAD	)	13,486	—

Total						8,651,107	(7,708,245)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $174,549,562 or 11.33% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	At June 30, 2012, investments in securities included securities valued at $2,714,381 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2012, the value of these securities amounted to $157,825, which represents 0.01% of net assets.

(i)	Zero coupon bond.

(j)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	69,637,571	387,174,985	(354,824,125)	—	101,988,431	90,583	101,988,431

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	109

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(m)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	94,879

United States Treasury Note/Bond	10,105,334

Total Market Value of Collateral Securities	10,200,213

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	762,512

Fannie Mae REMICS	1,319,164

Federal Home Loan Banks	172,979

Federal National Mortgage Association	172,941

Freddie Mac Gold Pool	442,621

Freddie Mac Non Gold Pool	164,196

Freddie Mac REMICS	784,057

Government National Mortgage Association	928,378

United States Treasury Note/Bond	353,258

Total Market Value of Collateral Securities	5,100,106

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	1,385,134

Freddie Mac Gold Pool	654,866

Total Market Value of Collateral Securities	2,040,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,240,451

Freddie Mac Gold Pool	789,332

Total Market Value of Collateral Securities	2,029,783

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

PIK	Payment-in-Kind

REMIC(s)	Real Estate Mortgage Investment Conduit(s)

Currency Legend

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CZK	Czech Koruna

DKK	Danish Krone

The accompanying Notes to Financial Statements are an integral part of this statement.

110	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Currency Legend (continued)

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysia Ringgits

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

USD	US Dollar

ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	111

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	347,397,663	—	347,397,663

Residential Mortgage-Backed Securities — Agency	—	102,502,266	—	102,502,266

Residential Mortgage-Backed Securities — Non-Agency	—	5,153,971	—	5,153,971

Commercial Mortgage-Backed Securities — Agency	—	226,903	—	226,903

Commercial Mortgage-Backed Securities — Non-Agency	—	33,592,355	—	33,592,355

Asset-Backed Securities — Non-Agency	—	9,274,832	—	9,274,832

Inflation-Indexed Bonds	—	15,084,158	—	15,084,158

U.S. Treasury Obligations	58,888,192	—	—	58,888,192

Foreign Government Obligations	—	846,955,204	—	846,955,204

Total Bonds	58,888,192	1,360,187,352	—	1,419,075,544

Short-Term Securities

Treasury Bill	—	16,392,375	—	16,392,375

Total Short-Term Securities	—	16,392,375	—	16,392,375

Other

Senior Loans	—	1,562,088	—	1,562,088

Money Market Funds	101,988,431	—	—	101,988,431

Investments of Cash Collateral Received for Securities on Loan	—	18,989,984	—	18,989,984

Total Other	101,988,431	20,552,072	—	122,540,503

Investments in Securities	160,876,623	1,397,131,799	—	1,558,008,422

Derivatives

Assets

Futures Contracts	372,555	—	—	372,555

Forward Foreign Currency Exchange Contracts	—	8,651,107	—	8,651,107

Liabilities

Futures Contracts	(474,234)	—	—	(474,234)

Forward Foreign Currency Exchange Contracts	—	(7,708,245)	—	(7,708,245)

Total	160,774,944	1,398,074,661	—	1,558,849,605

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

112	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2011	5,411,875

Accrued discounts/premiums	55,138

Realized gain (loss)	487,580

Change in unrealized appreciation (depreciation)(a)	(672,820)

Sales	(5,349,795)

Purchases	68,022

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2012	—

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	113

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Australia 0.1%
Woodside Finance Ltd.(a)
11/10/14	4.500%	1,400,000	1,481,722

Canada 0.5%
Canadian Natural Resources Ltd. Senior Unsecured
11/14/14	1.450%	6,800,000	6,887,758

Rogers Communications, Inc.
08/15/18	6.800%	2,400,000	2,964,199

Thomson Reuters Corp.
10/01/14	5.700%	5,000,000	5,499,450

Total			15,351,407

United Kingdom 0.1%
BSKYB Finance UK PLC(a)
10/15/15	5.625%	2,500,000	2,798,390

United States 2.3%
AT&T, Inc. Senior Unsecured
05/15/16	2.950%	2,650,000	2,806,811

CVS Caremark Corp. Senior Unsecured(b)
06/01/17	5.750%	2,400,000	2,834,369

CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	2,800,000	2,995,997

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	1,080,000	1,245,609

Comcast Corp.(b)
02/15/18	5.875%	2,100,000	2,483,202

DTE Energy Co. Senior Unsecured(b)
05/15/14	7.625%	1,762,000	1,965,671

Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	5,000,000	5,575,650

Enterprise Products Operating LLC
06/01/15	3.700%	1,320,000	1,408,316

Express Scripts Holding Co.(b)
05/15/16	3.125%	3,000,000	3,123,513

General Electric Capital Corp. Senior Unsecured
10/17/16	3.350%	3,090,000	3,255,028

Kraft Foods, Inc. Senior Unsecured(b)
08/23/18	6.125%	2,000,000	2,433,808

Kroger Co. (The) Senior Unsecured
01/15/17	2.200%	3,375,000	3,412,705

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Metropolitan Edison Co. Senior Unsecured
04/01/14	4.875%	3,500,000	3,687,940

Nevada Power Co.
01/15/15	5.875%	2,450,000	2,727,568

Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	4,690,000	5,186,676

Prudential Financial, Inc. Senior Unsecured
05/12/16	3.000%	3,000,000	3,085,788

SABMiller Holdings, Inc.(a)
01/15/17	2.450%	2,840,000	2,927,296

TCM Sub LLC(a)
01/15/15	3.550%	2,100,000	2,216,742

Time Warner Cable, Inc.(b)
07/01/18	6.750%	2,180,000	2,655,639

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%	1,397,000	1,654,850

Verizon Communications, Inc. Senior Unsecured(b)
11/01/16	2.000%	5,500,000	5,628,342

Waste Management, Inc.
03/11/15	6.375%	2,370,000	2,665,079

Total			65,976,599

Total Corporate Bonds & Notes
(Cost: $83,521,785)			85,608,118

Residential Mortgage-Backed Securities — Non-Agency 0.8%
United States 0.8%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1(a)(c)
05/25/52	6.250%	4,523,519	4,507,686

JPMorgan Mortgage Trust CMO Series 2007-A1 Class 1A1(c)(d)
07/25/35	2.880%	8,265,595	7,904,404

Morgan Stanley Reremic Trust(a)(c) CMO Series 2010-R9 Class 3A
11/26/36	3.250%	3,287,497	3,283,414

CMO Series 2010-R9 Class 3B
11/26/36	5.000%	1,600,000	1,494,728

PennyMac Loan Trust Series 2011-NPL1 Class A(a)(c)(d)
09/25/51	5.250%	1,473,981	1,476,248

The accompanying Notes to Financial Statements are an integral part of this statement.

114	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1(c)(d)
02/25/34	6.804%	3,264,431	3,541,383

Total			22,207,863

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $22,209,750)			22,207,863

Commercial Mortgage-Backed Securities — Non-Agency 2.2%
United States 2.2%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(c)(d)
02/13/42	4.933%	2,600,000	2,831,478

Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4(b)(c)(d)
12/10/49	5.811%	3,200,000	3,728,797

Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2(b)(c)
03/10/39	5.381%	819,819	838,839

JPMorgan Chase Commercial Mortgage Securities Corp.(c) Series 2007-CB20 Class ASB
02/12/51	5.688%	4,324,717	4,682,073
Series 2011-C5 Class A2
08/15/46	3.149%	3,525,000	3,722,739

LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3(c)(d)
09/15/45	5.866%	10,425,000	11,878,467

Morgan Stanley Capital I, Inc.(a)(c)(d) Series 2011-C1 Class A4
09/15/47	5.033%	3,250,000	3,794,652

Morgan Stanley Capital I, Inc.(c) Series 2007-IQ16 Class A4
12/12/49	5.809%	6,500,000	7,518,335

Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(a)(b)(c)(d)
08/15/45	5.979%	20,903,000	23,687,593

Total			62,682,973

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $59,092,617)			62,682,973

Asset-Backed Securities — Non-Agency 0.1%
United States 0.1%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(d)
05/25/36	0.345%	700,793	688,563

Total Asset-Backed Securities — Non-Agency
(Cost: $682,616)			688,563

Inflation-Indexed Bonds(e) 86.7%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Australia 2.9%
Australia Government Index-Linked Bond Senior Unsecured
08/20/15	4.000%	AUD	11,912,520	22,324,122
08/20/20	4.000%	AUD	16,080,717	31,937,735
09/20/25	3.000%	AUD	7,992,960	11,303,529

New South Wales Treasury Corp.
11/20/25	2.750%	AUD	12,456,125	16,014,953

Total				81,580,339

Canada 2.9%
Canadian Government Bond
12/01/26	4.250%	CAD	32,359,312	51,082,572
12/01/31	4.000%	CAD	9,359,350	15,798,228
12/01/44	1.500%	CAD	4,227,800	5,390,318
12/01/41	2.000%	CAD	4,394,360	6,168,372
12/01/36	3.000%	CAD	2,016,778	3,215,801

Total				81,655,291

France 8.8%
France Government Bond OAT
07/25/17	1.000%	EUR	10,663,560	14,026,294
07/25/27	1.850%	EUR	2,633,600	3,569,483
07/25/19	1.300%	EUR	10,035,135	13,287,314
07/25/29	3.400%	EUR	6,574,650	10,796,889
07/25/32	3.150%	EUR	14,011,255	22,823,642
07/25/40	1.800%	EUR	21,195,108	28,847,483
07/25/23	2.100%	EUR	10,914,145	15,286,529
07/25/22	1.100%	EUR	13,896,740	17,656,658
07/25/20	2.250%	EUR	54,653,170	76,426,351
07/25/15	1.600%	EUR	32,168,409	42,907,387

French Treasury Note BTAN
07/25/16	0.450%	EUR	5,303,388	6,829,489

Total				252,457,519

Germany 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation- Linked Bond
04/15/18	0.750%	EUR	3,141,870	4,194,756

Deutsche Bundesrepublik Inflation Linked Bond
04/15/20	1.750%	EUR	5,613,816	8,150,243

Deutsche Bundesrepublik Inflation-Linked Bond
04/15/23	0.100%	EUR	3,877,406	4,957,885
04/15/16	1.500%	EUR	4,867,568	6,596,640

Total				23,899,524

Sweden 1.9%
Sweden Government Bond
12/01/15	3.500%	SEK	50,000,000	9,944,777
06/01/22	0.250%	SEK	38,000,000	5,660,572

Sweden Inflation-Linked Government Bond
12/01/20	4.000%	SEK	80,400,000	19,808,704
12/01/28	3.500%	SEK	68,930,000	18,544,222

Total				53,958,275

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	115

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

United Kingdom 22.4%
United Kingdom Gilt Inflation-Linked
11/22/42	0.625%	GBP	10,840,450	19,981,964
03/22/50	0.500%	GBP	14,201,250	25,665,215
11/22/17	1.250%	GBP	8,134,620	14,604,504
11/22/22	1.875%	GBP	17,046,460	33,899,471
11/22/32	1.250%	GBP	4,019,652	7,987,417
01/26/35	2.000%	GBP	2,500,000	7,772,808
03/22/34	0.750%	GBP	6,368,278	11,560,951
11/22/55	1.250%	GBP	20,245,631	47,451,299
11/22/27	1.250%	GBP	28,233,728	54,359,996
03/22/40	0.625%	GBP	21,162,519	38,428,426
11/22/37	1.125%	GBP	40,338,610	80,820,130
11/22/47	0.750%	GBP	15,169,700	29,425,901
07/22/30	4.125%	GBP	11,400,000	56,168,891
07/26/16	2.500%	GBP	4,210,000	22,600,461
04/16/20	2.500%	GBP	19,250,000	110,427,289
07/17/24	2.500%	GBP	9,000,000	46,541,469
Senior Unsecured
03/22/29	0.125%	GBP	6,637,540	10,763,523

United Kingdom Gilt-Inflation Linked
03/22/62	0.375%	GBP	11,555,282	20,575,623

Total				639,035,338

United States 47.0%
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%		20,292,170	32,787,703
01/15/25	2.375%		45,952,202	60,516,890
01/15/26	2.000%		5,563,824	7,100,396
01/15/27	2.375%		29,238,960	39,235,030
01/15/28	1.750%		15,923,465	19,950,366
01/15/19	2.125%		69,329,285	82,951,380
07/15/19	1.875%		17,509,050	20,941,104
07/15/20	1.250%		72,657,615	84,362,321
04/15/16	0.125%		17,718,760	18,442,731
01/15/15	1.625%		81,930,480	87,063,916

U.S. Treasury Inflation-Indexed Bond(b)
01/15/29	2.500%		168,340,505	233,611,842
07/15/15	1.875%		55,945,494	60,840,725
01/15/16	2.000%		54,247,284	60,019,520
07/15/16	2.500%		54,396,323	62,271,061
01/15/17	2.375%		22,850,424	26,370,806
04/15/14	1.250%		91,586,490	94,555,907
04/15/15	0.500%		43,525,600	45,191,803
07/15/21	0.625%		75,434,164	84,014,800
02/15/42	0.750%		109,705,662	124,478,088
01/15/22	0.125%		88,737,831	93,888,796

Total				1,338,595,185

Total Inflation-Indexed Bonds (Cost: $2,301,007,432)				2,471,181,471

Foreign Government Obligations(e) 4.4%
Brazil 0.5%
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	1,266,000	6,370,567
01/01/17	10.000%	BRL	129,100	659,479

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Brazilian Government International Bond Senior Unsecured
01/22/21	4.875%		3,750,000	4,337,699

Petrobras International Finance Co.
01/27/21	5.375%		2,900,000	3,114,156

Total				14,481,901

Canada 0.4%
National Bank of Canada(a)
10/19/16	2.200%		5,150,000	5,370,950

Toronto-Dominion Bank (The)(a)(b)
03/13/17	1.500%		5,600,000	5,662,952

Total				11,033,902

Colombia 0.1%
Colombia Government International Bond
Senior Unsecured
01/18/41	6.125%		1,000,000	1,299,292

Colombia Government International Bond(b)
Senior Unsecured
07/12/21	4.375%		700,000	786,100

Ecopetrol SA Senior Unsecured
07/23/19	7.625%		1,000,000	1,260,000

Total				3,345,392

France 0.2%
Cie de Financement Foncier SA(a)
09/16/15	2.500%		5,600,000	5,607,266

Greece 0.1%
Hellenic Republic Government Bond(d)
Senior Unsecured
02/24/23	2.000%	EUR	612,937	131,346
02/24/24	2.000%	EUR	612,937	125,540
02/24/25	2.000%	EUR	612,937	116,506
02/24/26	2.000%	EUR	612,937	113,093
02/24/27	2.000%	EUR	612,937	110,921
02/24/28	2.000%	EUR	653,800	121,257
02/24/29	2.000%	EUR	653,800	113,683
02/24/30	2.000%	EUR	653,800	109,184
02/24/31	2.000%	EUR	653,800	111,283
02/24/32	2.000%	EUR	653,800	109,215
02/24/33	2.000%	EUR	653,800	109,049
02/24/34	2.000%	EUR	653,800	108,470
02/24/35	2.000%	EUR	653,800	108,139
02/24/36	2.000%	EUR	653,800	107,725
02/24/37	2.000%	EUR	653,800	107,560
02/24/38	2.000%	EUR	653,800	107,146
02/24/39	2.000%	EUR	653,800	106,898
02/24/40	2.000%	EUR	653,800	106,732
02/24/41	2.000%	EUR	653,800	105,988
02/24/42	2.000%	EUR	653,800	106,732

The accompanying Notes to Financial Statements are an integral part of this statement.

116	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

10/15/42	0.000%	EUR	12,871,600	55,383

Total				2,291,850

Indonesia 0.3%
Indonesia Government International Bond(a)
Senior Unsecured
01/17/38	7.750%		3,000,000	4,125,000

Indonesia Government International Bond(a)(b)
Senior Unsecured
05/05/21	4.875%		3,000,000	3,260,098

Total				7,385,098

Mexico 1.2%
Mexican Bonos
12/17/15	8.000%	MXN	34,813,000	28,746,007

Mexico Government International Bond Senior Unsecured
03/15/22	3.625%		1,900,000	2,016,850

Pemex Project Funding Master Trust(a)(b)
01/24/22	4.875%		3,400,000	3,672,000

Total				34,434,857

Peru 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		1,600,000	2,248,000

Russian Federation 0.2%
Gazprom OAO Via Gaz Capital SA Senior Unsecured(a)(b)
03/07/22	6.510%		1,500,000	1,663,140

Russian Foreign Bond — Eurobond Senior Unsecured(a)(d)
03/31/30	7.500%		2,737,000	3,286,015

Total				4,949,155

South Korea 0.2%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		5,700,000	6,322,166

United Kingdom 1.1%
United Kingdom Gilt
12/07/40	4.250%	GBP	17,100,000	32,975,671

Total Foreign Government Obligations (Cost: $122,585,515)				125,075,258

Money Market Funds 1.7%
		Shares	Value ($)

Columbia Short-Term Cash Fund,
0.152%(f)(g)		49,399,662	49,399,662

Total Money Market Funds (Cost: $49,399,662)			49,399,662

Investments of Cash Collateral Received for Securities on Loan 18.9%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Asset-Backed Commercial Paper 2.8%
Antalis US Funding Corp.
07/05/12	0.340%	14,999,008	14,999,008

Atlantis One
08/01/12	0.662%	14,949,950	14,949,950

Kells Funding LLC
07/02/12	0.601%	7,982,800	7,982,800

Rhein-Main Securitisation Ltd.
07/10/12	0.600%	9,995,667	9,995,667

Royal Park Investments Funding Corp.
07/23/12	0.720%	2,997,960	2,997,960
07/23/12	0.720%	14,990,400	14,990,400

Surrey Funding Corp.
07/25/12	0.310%	5,895,732	5,895,732

Thunder Bay Funding LLC
07/20/12	0.180%	4,997,725	4,997,725

Versailles Commercial Paper LLC
07/05/12	0.350%	3,999,689	3,999,689

Total			80,808,931

Certificates of Deposit 6.4%
ABM AMRO Bank N.V.
08/08/12	0.460%	6,991,781	6,991,781

Australia and New Zealand Bank Group, Ltd.
08/07/12	0.650%	5,000,000	5,000,000
08/16/12	0.620%	4,000,000	4,000,000

Bank of Nova Scotia
07/26/12	0.325%	5,000,000	5,000,000

Credit Suisse
08/30/12	0.300%	10,000,000	10,000,000
11/08/12	0.401%	5,000,000	5,000,000

DZ Bank AG
07/10/12	0.330%	5,000,000	5,000,000

Deutsche Bank AG
09/14/12	0.750%	5,000,000	5,000,000
11/02/12	0.729%	5,000,000	5,000,000

Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	12,000,000	12,000,000
10/12/12	0.530%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	117

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Mizuho Corporate Bank Ltd.
08/14/12	0.400%	5,000,000	5,000,000

National Australia Bank
08/16/12	0.343%	15,000,000	15,000,000
10/29/12	0.302%	4,999,830	4,999,830

National Bank of Canada
11/09/12	0.301%	10,000,000	10,000,000

Nordea Bank AB
08/23/12	0.290%	10,000,000	10,000,000

Norinchukin Bank
08/21/12	0.390%	10,000,000	10,000,000
08/22/12	0.390%	10,000,000	10,000,000

Rabobank
07/31/12	0.660%	5,000,000	5,000,000
10/26/12	0.515%	5,000,000	5,000,000

Standard Chartered Bank PLC
10/05/12	0.630%	9,968,077	9,968,077

Sumitomo Mitsui Banking Corp.
07/24/12	0.350%	10,000,000	10,000,000

Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	10,000,000	10,000,000

Svenska Handelsbanken
08/30/12	0.580%	10,000,000	10,000,000

Total			182,959,688

Commercial Paper 4.3%
Caisse d’Amortissement de la Dette Sociale
09/19/12	0.300%	9,992,250	9,992,250

Caisse des Depots
07/16/12	0.421%	4,993,583	4,993,583

Credit Suisse
09/10/12	0.340%	4,995,750	4,995,750

Development Bank of Singapore Ltd.
08/02/12	0.551%	12,965,442	12,965,442

DnB NOR
08/30/12	0.489%	5,000,000	5,000,000
10/10/12	0.511%	9,974,075	9,974,075

Erste Abwicklungsanstalt
08/27/12	0.380%	9,989,972	9,989,972

Nordea Bank AB
07/24/12	0.627%	4,984,202	4,984,202
08/14/12	0.592%	6,979,235	6,979,235

Rabobank
07/09/12	0.290%	4,996,375	4,996,375

Suncorp Metway Ltd.
07/23/12	0.460%	11,990,340	11,990,340
08/07/12	0.460%	4,995,975	4,995,975
08/13/12	0.450%	9,992,250	9,992,250

Svenska Handelsbank
08/30/12	0.270%	4,996,550	4,996,550

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

The Commonwealth Bank of Australia
08/16/12	0.303%	15,000,000	15,000,000

Total			121,845,999

Repurchase Agreements 5.4%
Citibank NA dated 06/29/12, matures 07/02/12, repurchase price
$4,000,067(h)	0.200%	4,000,000	4,000,000

Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$42,000,735(h)	0.210%	42,000,000	42,000,000

Deutsche Bank AG dated 06/26/12, matures 07/03/12, repurchase price
$14,000,249(h)	0.160%	14,000,000	14,000,000

Goldman Sachs & Co. dated 06/27/12, matures 07/05/12, repurchase price
$15,000,475(h)	0.190%	15,000,000	15,000,000

JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price
$15,000,250(h)	0.200%	15,000,000	15,000,000

Mizuho Securities USA, Inc.(h) dated 06/29/12, matures 07/02/12, repurchase price
$20,000,333	0.200%	20,000,000	20,000,000

repurchase price
$5,000,104	0.250%	5,000,000	5,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$18,000,375(h)	0.250%	18,000,000	18,000,000

Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price
$15,000,038(h)	0.240%	14,999,738	14,999,738

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$5,306,529(h)	0.190%	5,306,445	5,306,445

Total			153,306,183

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $538,920,801)			538,920,801

Total Investments
(Cost: $3,177,420,178)			3,355,764,709

Other Assets & Liabilities, Net			(506,156,122)

Net Assets			2,849,608,587

The accompanying Notes to Financial Statements are an integral part of this statement.

118	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2012

At June 30, 2012, $3,479,492 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Euro-Bund, 10-year	228	40,654,415	Sept. 2012	—	(1,018,452)

United Kingdom Long GILT, 10-year	132	24,623,842	Sept. 2012	—	(170,724)

U.S. Treasury Note, 5-year	(1,136)	(140,828,500)	Oct. 2012	—	(191,339)

U.S. Treasury Note, 10-year	630	84,026,250	Sept. 2012	368,197	—

U.S. Treasury Ultra Bond, 30-year	(400)	(66,737,500)	Sept. 2012	—	(969,817)

Total				368,197	(2,350,332)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	July 9, 2012	14,750,408 (USD	)	19,000,000 (SGD	)	248,582	—

Goldman Sachs & Co.	July 10, 2012	242,736,000 (GBP	)	376,829,435 (USD	)	—	(3,325,009)

HSBC Securities (USA), Inc.	July 10, 2012	212,074,000 (GBP	)	328,672,840 (USD	)	—	(3,279,443)

J.P. Morgan Securities, Inc.	July 11, 2012	3,550,000,000 (JPY	)	45,388,583 (USD	)	972,258	—

Morgan Stanley & Co.	July 12, 2012	375,397,000 (SEK	)	52,179,999 (USD	)	—	(2,069,478)

State Street Bank & Trust Company	July 20, 2012	169,890,000 (EUR	)	213,972,208 (USD	)	—	(1,053,369)

HSBC Securities (USA), Inc.	July 23, 2012	64,087,000 (AUD	)	64,401,667 (USD	)	—	(1,063,185)

Goldman Sachs & Co.	July 26, 2012	61,237,000 (EUR	)	76,890,402 (USD	)	—	(619,562)

UBS Securties, Inc.	July 27, 2012	118,000,000 (MXN	)	8,533,472 (USD	)	—	(290,884)

Citigroup Global Markets, Inc.	July 30, 2012	14,572,261 (USD	)	17,000,000,000 (KRW	)	241,845	—

Standard Chartered Bank	July 31, 2012	17,910,448 (USD	)	57,600,000 (MYR	)	192,783	—

Barclays Bank PLC	Aug. 7, 2012	70,824,000 (CAD	)	69,350,034 (USD	)	—	(270,916)

Total						1,655,468	(11,971,846)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $80,315,892 or 2.82% of net assets.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short- Term Cash Fund	54,931,086	327,222,159	(332,753,583)	—	49,399,662	38,211	49,399,662

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	119

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citibank NA (0.200%)
Fannie Mae REMICS	1,922,066

Fannie Mae-Aces	131,820

Freddie Mac REMICS	1,590,157

Government National Mortgage Association	435,957

Total market value of collateral securities	4,080,000

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	19,107,418

Fannie Mae-Aces	1,490,226

Freddie Mac REMICS	12,812,067

Government National Mortgage Association	9,430,289

Total market value of collateral securities	42,840,000

Security Description	Value ($)
Deutsche Bank AG (0.160%)
Fannie Mae REMICS	4,479,189

Freddie Mac Gold Pool	1,991,319

Freddie Mac REMICS	7,809,492

Total market value of collateral securities	14,280,000

Security Description	Value ($)
Goldman Sachs & Co. (0.190%)
Fannie Mae Pool	9,194,237

Freddie Mac Gold Pool	5,548,967

Freddie Mac Non Gold Pool	556,796

Total market value of collateral securities	15,300,000

Security Description	Value ($)
JPMorgan Securities LLC (0.200%)
United States Treasury Note/Bond	15,300,111

Total market value of collateral securities	15,300,111

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.200%)
United States Treasury Inflation Indexed Bonds	497,170

United States Treasury Note/Bond	19,902,831

Total market value of collateral securities	20,400,001

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	2,351,022

Freddie Mac REMICS	2,748,978

Total market value of collateral securities	5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

120	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	2,745,044

Fannie Mae REMICS	4,748,989

Federal Home Loan Banks	622,724

Federal National Mortgage Association	622,591

Freddie Mac Gold Pool	1,593,436

Freddie Mac Non Gold Pool	591,105

Freddie Mac REMICS	2,822,606

Government National Mortgage Association	3,342,161

United States Treasury Note/Bond	1,271,727

Total market value of collateral securities	18,360,383

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	10,388,323

Freddie Mac Gold Pool	4,911,409

Total market value of collateral securities	15,299,732

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	3,307,758

Freddie Mac Gold Pool	2,104,816

Total market value of collateral securities	5,412,574

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

REMIC(s)	Real Estate Mortgage Investment Conduit(s)

Currency Legend

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysia Ringgits

SEK	Swedish Krona

SGD	Singapore Dollar

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	121

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

122	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	85,608,118	—	85,608,118

Residential Mortgage-Backed Securities — Non-Agency	—	17,700,177	4,507,686	22,207,863

Commercial Mortgage-Backed Securities — Non-Agency	—	62,682,973	—	62,682,973

Asset-Backed Securities — Non-Agency	—	688,563	—	688,563

Inflation-Indexed Bonds	—	2,471,181,471	—	2,471,181,471

Foreign Government Obligations	—	125,075,258	—	125,075,258

Total Bonds	—	2,762,936,560	4,507,686	2,767,444,246

Other

Money Market Funds	49,399,662	—	—	49,399,662

Investments of Cash Collateral Received for Securities on Loan	—	538,920,801	—	538,920,801

Total Other	49,399,662	538,920,801	—	588,320,463

Investments in Securities	49,399,662	3,301,857,361	4,507,686	3,355,764,709

Derivatives

Assets

Futures Contracts	368,197	—	—	368,197

Forward Foreign Currency Exchange Contracts	—	1,655,468	—	1,655,468

Liabilities

Futures Contracts	(2,350,332)	—	—	(2,350,332)

Forward Foreign Currency Exchange Contracts	—	(11,971,846)	—	(11,971,846)

Total	47,417,527	3,291,540,983	4,507,686	3,343,466,196

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	123

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities — Non-Agency ($)
Balance as of December 31, 2011	13,038,406

Accrued discounts/premiums	—

Realized gain (loss)	16,737

Change in unrealized appreciation (depreciation)(a)	(2,584)

Sales	(6,072,017)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	(2,472,856)

Balance as of July 31, 2012	4,507,686

(a)	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2012 was $(2,584).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage-Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

124	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 93.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Aerospace & Defense 2.6%
ADS Tactical, Inc. Senior Secured(a)(b)
04/01/18	11.000%	4,305,000	4,315,762

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	2,777,000	2,895,023
03/15/21	7.125%	756,000	790,020

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	5,646,000	6,083,565

Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,898,100

Total			15,982,470

Automotive 3.1%
Allison Transmission, Inc.(a)(b)
05/15/19	7.125%	1,520,000	1,588,400

Chrysler Group LLC/Co-Issuer, Inc.(b) Secured
06/15/19	8.000%	1,336,000	1,372,740
06/15/21	8.250%	2,203,000	2,263,582

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	2,041,200

Delphi Corp.
05/15/19	5.880%	873,000	931,928
05/15/21	6.125%	582,000	635,835

Ford Motor Credit Co. LLC Senior Unsecured
08/02/21	5.875%	1,711,000	1,903,501

Lear Corp.
03/15/18	7.875%	695,000	766,238
03/15/20	8.125%	2,435,000	2,733,287

Schaeffler Finance BV Senior Secured(a)
02/15/19	8.500%	1,097,000	1,162,820

Visteon Corp.
04/15/19	6.750%	3,744,000	3,641,040

Total			19,040,571

Banking 0.4%
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	1,539,000	923,400

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,243,000	1,308,258

Total			2,231,658

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Brokerage 1.1%
E*Trade Financial Corp. Senior Unsecured
12/01/15	7.875%	1,800,000	1,827,000
11/30/17	12.500%	2,594,000	2,973,372

Neuberger Berman Group LLC/Finance Corp.(a) Senior Unsecured
03/15/20	5.625%	749,000	778,960
03/15/22	5.875%	1,124,000	1,171,770

Total			6,751,102

Building Materials 2.2%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	2,971,000	3,178,970

Gibraltar Industries, Inc.
12/01/15	8.000%	5,128,000	5,243,380

Interface, Inc.
12/01/18	7.625%	560,000	596,400

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,081,000	2,044,582

Nortek, Inc.
12/01/18	10.000%	339,000	355,950
04/15/21	8.500%	1,947,000	1,903,193

Total			13,322,475

Chemicals 4.2%
Celanese U.S. Holdings LLC
06/15/21	5.875%	461,000	494,422

Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured(b)
02/01/18	8.875%	1,109,000	1,131,180

Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	1,476,000	1,512,900

Huntsman International LLC(b)
03/15/21	8.625%	912,000	1,028,280

Ineos Finance PLC Senior Secured(a)
05/15/15	9.000%	3,117,000	3,272,850

JM Huber Corp. Senior Notes(a)
11/01/19	9.875%	1,650,000	1,773,750

LyondellBasell Industries NV(a)
11/15/21	6.000%	6,230,000	6,837,425
Senior Notes
04/15/24	5.750%	3,791,000	4,056,370

MacDermid, Inc.(a)
04/15/17	9.500%	1,862,000	1,945,790

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	125

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	1,780,000	2,015,850

Polypore International, Inc.
11/15/17	7.500%	1,920,000	2,037,600

Total			26,106,417

Construction Machinery 3.1%
Ashtead Capital, Inc.(a)(d)
07/15/22	6.500%	418,000	418,000

CNH Capital LLC(a)
11/01/16	6.250%	2,327,000	2,489,890

Case New Holland, Inc.
12/01/17	7.875%	4,081,000	4,713,555

Columbus McKinnon Corp.
02/01/19	7.875%	674,000	714,440

Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	2,536,000	2,536,000

UR Merger Sub Corp.
12/15/19	9.250%	2,978,000	3,320,470
Senior Unsecured
02/01/21	8.250%	1,025,000	1,091,625

UR Merger Sub Corp.(a)
05/15/20	7.375%	851,000	889,295
04/15/22	7.625%	916,000	959,510
Secured
07/15/18	5.750%	1,029,000	1,070,160

UR Merger Sub Corp.(b)
09/15/20	8.375%	1,156,000	1,216,690

Total			19,419,635

Consumer Cyclical Services 0.5%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	1,686,000	1,770,300

Realogy Corp. Senior Secured(a)(b)
01/15/20	9.000%	1,216,000	1,252,480

Total			3,022,780

Consumer Products 0.6%
Libbey Glass, Inc.(a)
05/15/20	6.875%	664,000	685,580

Sealy Mattress Co.(b)
06/15/14	8.250%	1,657,000	1,636,288

Spectrum Brands, Inc.(a) Senior Secured
06/15/18	9.500%	753,000	850,890

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Spectrum Brands, Inc.(a)(b)
03/15/20	6.750%	452,000	466,690

Total			3,639,448

Diversified Manufacturing 1.4%
Actuant Corp.(a)
06/15/22	5.625%	889,000	911,225

Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	2,451,000	2,604,187

CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	2,154,000	2,283,240

Tomkins LLC/Inc. Secured
10/01/18	9.000%	2,474,000	2,752,325

Total			8,550,977

Electric 1.7%
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	359,000	408,363
06/01/20	8.000%	1,290,000	1,480,275

AES Corp. (The)(a) Senior Unsecured
07/01/21	7.375%	2,939,000	3,269,637

CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	463,000	480,241

Calpine Corp. Senior Secured(a)
02/15/21	7.500%	2,860,000	3,103,100

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	1,559,000	1,541,461

Total			10,283,077

Entertainment 0.7%
AMC Entertainment, Inc.
06/01/19	8.750%	1,581,999	1,696,695
12/01/20	9.750%	1,388,000	1,499,040

Speedway Motorsports, Inc.
02/01/19	6.750%	59,000	61,581

United Artists Theatre Circuit, Inc.(e)(f) 1995-A Pass-Through Certificates
07/01/15	9.300%	942,591	942,591
07/01/15	9.300%	308,010	308,010

Total			4,507,917

The accompanying Notes to Financial Statements are an integral part of this statement.

126	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Food and Beverage 0.2%
Cott Beverages, Inc.
09/01/18	8.125%	898,000	979,943

Gaming 3.9%
Caesars Entertainment Operating Co., Inc. Secured
04/15/18	12.750%	1,495,000	1,173,575
Senior Secured
06/01/17	11.250%	881,000	961,391

Caesars Entertainment Operating Co., Inc.(a) Senior Secured
02/15/20	8.500%	2,523,000	2,541,922

Chester Downs & Marina LLC Senior Secured(a)(b)
02/01/20	9.250%	1,156,000	1,205,130

MGM Resorts International
03/01/18	11.375%	2,059,000	2,424,473
Senior Secured
03/15/20	9.000%	1,080,000	1,204,200

MGM Resorts International(b)
06/01/16	7.500%	1,122,000	1,161,270

ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	1,885,000	2,120,625

Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	845,000	833,221
Senior Secured
10/01/20	6.535%	3,265,000	3,352,502

Seneca Gaming Corp.(a)
12/01/18	8.250%	1,940,000	1,988,500

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	5,259,000	4,943,460

Total			23,910,269

Gas Pipelines 3.3%
El Paso LLC
Senior Unsecured
06/01/18	7.250%	575,000	660,531
09/15/20	6.500%	7,010,000	7,675,950
01/15/32	7.750%	809,000	909,599

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	2,382,000	2,456,438

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,083,000	2,197,565
07/15/21	6.500%	2,902,000	3,047,100

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	3,629,000	3,665,290

Total			20,612,473

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Health Care 8.5%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	492,541	523,325

American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	2,762,000	2,920,815

CHS/Community Health Systems, Inc.
11/15/19	8.000%	2,490,000	2,651,850

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	3,147,000	3,162,735

Emdeon, Inc.(a)
12/31/19	11.000%	1,775,000	1,988,000

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	554,000	577,545
01/31/22	5.875%	2,780,000	2,894,675

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	460,000	500,250

HCA, Inc.
02/15/22	7.500%	3,233,000	3,523,970
Senior Secured
02/15/20	6.500%	3,313,000	3,590,464
02/15/20	7.875%	3,250,000	3,607,500
09/15/20	7.250%	540,000	594,000

Hanger, Inc.
11/15/18	7.125%	1,489,000	1,533,670

Health Management Associates, Inc. Senior Unsecured(a)
01/15/20	7.375%	1,212,000	1,289,265

Healthsouth Corp.
02/15/20	8.125%	1,865,000	2,046,837

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	1,345,000	1,331,550

Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
11/01/18	10.500%	2,003,000	2,103,150
11/01/19	12.500%	1,297,000	1,173,785

Multiplan, Inc.(a)
09/01/18	9.875%	3,081,000	3,373,695

Omnicare, Inc.
06/01/20	7.750%	1,127,000	1,239,700

PSS World Medical, Inc.(a)
03/01/22	6.375%	277,000	283,925

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	1,428,000	1,520,820

Physiotherapy Associates Holdings, Inc. Senior Unsecured(a)
05/01/19	11.875%	471,000	475,710

Radnet Management, Inc.
04/01/18	10.375%	665,000	665,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	127

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	1,335,000	1,308,300

STHI Holding Corp. Secured(a)
03/15/18	8.000%	686,000	725,445

Truven Health Analytics, Inc. Senior Unsecured(a)
06/01/20	10.625%	872,000	906,880

United Surgical Partners International, Inc. Senior Unsecured(a)
04/01/20	9.000%	1,000,000	1,060,000

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	3,150,000	3,220,875
02/01/19	7.750%	1,100,000	1,111,000

Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/19	7.750%	692,000	700,650

Total			52,605,386

Healthcare Insurance 0.3%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	1,519,000	1,632,925

Home Construction 0.7%
KB Home(b)
03/15/20	8.000%	706,000	720,120

Meritage Homes Corp.(a)
04/01/22	7.000%	677,000	697,310

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,140,000	1,225,500

Taylor Morrison Communities, Inc./Monarch(a)
04/15/20	7.750%	1,452,000	1,517,340

Total			4,160,270

Independent Energy 10.1%
Antero Resources Finance Corp.
12/01/17	9.375%	106,000	117,130
08/01/19	7.250%	390,000	403,650

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,970,000	3,103,650

Chaparral Energy, Inc.
09/01/21	8.250%	1,693,000	1,790,347

Chaparral Energy, Inc.(a)
11/15/22	7.625%	611,000	618,638

Chesapeake Energy Corp.(b)
08/15/20	6.625%	4,424,000	4,368,700
02/15/21	6.125%	3,500,000	3,386,250

Cimarex Energy Co.
05/01/22	5.875%	1,183,000	1,227,362

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Comstock Resources, Inc.
06/15/20	9.500%	2,707,000	2,666,395

Concho Resources, Inc.
10/01/17	8.625%	845,000	931,612
01/15/21	7.000%	1,582,000	1,692,740
01/15/22	6.500%	1,515,000	1,575,600

Continental Resources, Inc.
10/01/19	8.250%	291,000	325,193
10/01/20	7.375%	618,000	689,070
04/01/21	7.125%	1,656,000	1,844,370

Continental Resources, Inc.(a)
09/15/22	5.000%	3,297,000	3,346,455

EP Energy LLC/Finance, Inc.(a)
Senior Secured
05/01/19	6.875%	1,595,000	1,666,775

EP Energy LLC/Finance, Inc.(a)(b)
Senior Unsecured
05/01/20	9.375%	3,183,000	3,298,384

Goodrich Petroleum Corp.
03/15/19	8.875%	1,100,000	1,047,750

Kodiak Oil & Gas Corp.(a)
12/01/19	8.125%	5,013,000	5,163,390

Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,641,745

Laredo Petroleum, Inc.(a)
05/01/22	7.375%	625,000	646,875

MEG Energy Corp.(a)
03/15/21	6.500%	2,000,000	2,042,500

Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,808,000	2,871,180

Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,374,925
11/01/21	6.500%	2,238,000	2,215,620

Oasis Petroleum, Inc.(d)
01/15/23	6.875%	1,476,000	1,481,535

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,115,000	1,237,650

Range Resources Corp.
05/15/19	8.000%	3,515,000	3,840,137

SM Energy Co.
Senior Unsecured
11/15/21	6.500%	889,000	904,558

SM Energy Co.(a)(b)
Senior Notes
01/01/23	6.500%	697,000	702,228

Whiting Petroleum Corp.
10/01/18	6.500%	106,000	112,890

Total			62,335,304

The accompanying Notes to Financial Statements are an integral part of this statement.

128	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	701,000	732,952

Media Cable 3.0%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	1,331,000	1,450,790
04/30/20	8.125%	2,764,000	3,095,680
01/31/22	6.625%	880,000	941,600

CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	888,000	1,025,640

CSC Holdings LLC(a) Senior Unsecured
11/15/21	6.750%	2,181,000	2,322,765

Cablevision Systems Corp. Senior Unsecured(b)
04/15/20	8.000%	510,000	550,800

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	867,000	934,193

DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,160,567
06/01/21	6.750%	4,641,000	5,012,280

UPCB Finance V Ltd. Senior Secured(a)
11/15/21	7.250%	1,190,000	1,211,476

Videotron Ltee(a)
07/15/22	5.000%	1,002,000	1,017,030

Total			18,722,821

Media Non-Cable 7.3%
AMC Networks, Inc.(a)
07/15/21	7.750%	4,128,000	4,551,120

Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	939,000	1,021,163
12/15/17	9.250%	2,608,000	2,842,720

Clear Channel Worldwide Holdings, Inc.(a)
03/15/20	7.625%	583,000	558,223
03/15/20	7.625%	4,535,000	4,432,962

Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,697,000
Senior Secured
06/15/19	6.500%	571,000	606,688

Intelsat Jackson Holdings SA
04/01/21	7.500%	1,225,000	1,295,438

Intelsat Jackson Holdings SA(a)
10/15/20	7.250%	3,600,000	3,780,000

Intelsat Luxembourg SA PIK
02/04/17	11.500%	1,817,000	1,876,052

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Intelsat Luxembourg SA(a) PIK
02/04/17	11.500%	1,496,000	1,544,620

Lamar Media Corp.(a)
02/01/22	5.875%	1,417,000	1,452,425

National CineMedia LLC Senior Unsecured
07/15/21	7.875%	1,309,000	1,387,540

National CineMedia LLC(a) Senior Secured
04/15/22	6.000%	1,470,000	1,495,725

Nielsen Finance LLC/Co.
10/15/18	7.750%	4,031,000	4,464,332

Salem Communications Corp. Secured
12/15/16	9.625%	1,852,000	2,044,145

Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	2,935,000	3,239,506

Univision Communications, Inc.(a) Senior Secured
05/15/19	6.875%	1,395,000	1,436,850
11/01/20	7.875%	2,400,000	2,568,000

Univision Communications, Inc.(a)(b)
05/15/21	8.500%	1,627,000	1,643,270

Total			44,937,779

Metals 3.9%
Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	1,347,000	1,151,685
06/01/21	6.250%	617,000	518,280

Arch Coal, Inc.(b)
06/15/19	7.000%	1,548,000	1,308,060
06/15/21	7.250%	322,000	269,675

CONSOL Energy, Inc.
04/01/20	8.250%	391,000	410,550

Calcipar SA Senior Secured(a)
05/01/18	6.875%	2,850,000	2,807,250

FMG Resources August 2006 Proprietary Ltd.(a)
02/01/18	6.875%	1,231,000	1,243,310
11/01/19	8.250%	2,677,000	2,830,927
Senior Unsecured
04/01/22	6.875%	330,000	332,475

FMG Resources August 2006 Proprietary Ltd.(a)(b)
02/01/16	6.375%	1,317,000	1,333,463

Inmet Mining Corp. Senior Notes(a)
06/01/20	8.750%	3,467,000	3,432,330

JMC Steel Group Senior Notes(a)
03/15/18	8.250%	2,431,000	2,412,767

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	129

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Novelis, Inc.
12/15/20	8.750%	417,000	449,318

Peabody Energy Corp.(a)
11/15/18	6.000%	1,756,000	1,747,220

Peabody Energy Corp.(a)(b)
11/15/21	6.250%	1,320,000	1,306,800

Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	2,505,000	2,530,050

Total			24,084,160

Non-Captive Consumer 1.3%
SLM Corp. Senior Notes
01/25/16	6.250%	1,293,000	1,357,650
Senior Unsecured
03/25/20	8.000%	2,766,000	3,028,770
01/25/22	7.250%	1,512,000	1,598,940

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	2,769,000	2,201,355

Total			8,186,715

Non-Captive Diversified 5.3%
Ally Financial, Inc.
02/15/17	5.500%	588,000	597,256
03/15/20	8.000%	10,738,000	12,348,700
09/15/20	7.500%	1,737,000	1,951,954

CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	1,924,000	1,986,530
05/15/20	5.375%	1,332,000	1,358,640

CIT Group, Inc.(a) Senior Secured
04/01/18	6.625%	2,400,000	2,586,000
Senior Unsecured
02/15/19	5.500%	3,351,000	3,451,530

International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	109,000	122,352
09/01/17	8.875%	3,055,000	3,452,150
04/01/19	5.875%	1,146,000	1,147,110
05/15/19	6.250%	607,000	618,381
12/15/20	8.250%	2,165,000	2,479,300
01/15/22	8.625%	406,000	470,177

Total			32,570,080

Oil Field Services 1.9%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	2,711,000	2,832,995

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Green Field Energy Services, Inc. Senior Secured(a)
11/15/16	13.000%	2,669,000	2,295,340

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	4,844,000	5,255,740

Offshore Group Investments Ltd.(a) Senior Secured
08/01/15	11.500%	137,000	148,645

Oil States International, Inc.
06/01/19	6.500%	1,119,000	1,163,760

Total			11,696,480

Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	2,402,000	2,498,080

Packaging 2.1%
ARD Finance SA Senior Secured PIK(a)(b)
06/01/18	11.125%	658,846	612,727

Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(a)
10/15/20	9.125%	48,000	50,400

Ardagh Packaging Finance PLC(a) Senior Secured
10/15/17	7.375%	1,459,000	1,550,188

Ardagh Packaging Finance PLC(a)(b)
10/15/20	9.125%	1,410,000	1,494,600

Berry Plastics Corp. Secured(b)
01/15/21	9.750%	1,679,000	1,825,912

Reynolds Group Issuer, Inc./LLC(a)
08/15/19	9.875%	1,377,000	1,428,638
02/15/21	8.500%	2,076,000	1,961,820
Senior Secured
08/15/19	7.875%	2,649,000	2,867,542

Reynolds Group Issuer, Inc./LLC(a)(b)
04/15/19	9.000%	1,390,000	1,386,525

Total			13,178,352

Paper 0.2%
Cascades, Inc.
01/15/20	7.875%	1,169,000	1,169,000

Pharmaceuticals 1.0%
Endo Health Solutions, Inc.
01/15/22	7.250%	887,000	961,286

Grifols, Inc.
02/01/18	8.250%	2,237,000	2,399,182

The accompanying Notes to Financial Statements are an integral part of this statement.

130	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Mylan, Inc.(a)
11/15/18	6.000%	1,855,000	1,952,388

Pharmaceutical Product Development, Inc. Senior Unsecured(a)(b)
12/01/19	9.500%	622,000	680,313

Total			5,993,169

Retailers 2.8%
99 Cents Only Stores(a)
12/15/19	11.000%	898,000	974,330

AutoNation, Inc.
02/01/20	5.500%	125,000	127,500

Burlington Coat Factory Warehouse Corp.(b)
02/15/19	10.000%	2,868,000	3,040,080

J Crew Group, Inc.(b)
03/01/19	8.125%	481,000	496,633

Jo-Ann Stores, Inc. Senior Unsecured(a)
03/15/19	8.125%	1,924,000	1,914,380

Limited Brands, Inc.
04/01/21	6.625%	1,085,000	1,185,362
02/15/22	5.625%	1,942,000	2,000,260

Rite Aid Corp.
08/15/20	8.000%	2,005,000	2,270,662
Senior Unsecured
02/15/27	7.700%	1,376,000	1,142,080

Rite Aid Corp.(a)
03/15/20	9.250%	902,000	902,000

Rite Aid Corp.(a)(b)
03/15/20	9.250%	2,129,000	2,134,322

Sally Holdings LLC/Capital, Inc.(b)
11/15/19	6.875%	605,000	657,938

Sonic Automotive, Inc. Senior Subordinated Notes(a)(d)
07/15/22	7.000%	484,000	500,940

Total			17,346,487

Technology 5.3%
Alliance Data Systems Corp.(a)(b)
04/01/20	6.375%	780,000	783,900

Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	286,000	297,083

Amkor Technology, Inc.(b)
Senior Unsecured
06/01/21	6.625%	2,941,000	2,933,647

Anixter, Inc.
05/01/19	5.625%	444,000	457,320

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,219,000	1,319,568

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CDW LLC/Finance Corp.
04/01/19	8.500%	3,448,000	3,672,120

Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,414,475

CommScope, Inc.(a)
01/15/19	8.250%	1,402,000	1,482,615

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,700,000	1,878,500

First Data Corp.
01/15/21	12.625%	3,675,000	3,679,594

First Data Corp.(a)
Senior Secured
06/15/19	7.375%	2,233,000	2,277,660
08/15/20	8.875%	2,605,000	2,819,912

Freescale Semiconductor, Inc.(a)
Senior Secured
04/15/18	9.250%	1,687,000	1,805,090

Freescale Semiconductor, Inc.(b)
08/01/20	10.750%	580,000	623,500

Interactive Data Corp.
08/01/18	10.250%	3,140,000	3,493,250

NXP BV/Funding LLC Senior Secured(a)
08/01/18	9.750%	2,607,000	2,985,015

Total			32,923,249

Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,144,000	1,252,680
03/15/20	9.750%	1,333,000	1,481,296

Hertz Corp. (The)
10/15/18	7.500%	862,000	924,495
01/15/21	7.375%	824,000	881,680

Total			4,540,151

Wireless 3.6%
Cricket Communications, Inc.(b)
10/15/20	7.750%	1,202,000	1,147,910

MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	1,940,000	2,020,025

SBA Telecommunications, Inc.
08/15/16	8.000%	996,000	1,060,740
08/15/19	8.250%	271,000	296,745

Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	4,444,000	4,555,100

Sprint Nextel Corp.(a)
11/15/18	9.000%	5,812,000	6,523,970
03/01/20	7.000%	858,000	892,320

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	131

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Senior Unsecured
03/01/17	9.125%	311,000	326,550
11/15/21	11.500%	1,496,000	1,675,520

Wind Acquisition Finance SA(a)
Secured
07/15/17	11.750%	1,102,000	889,865
Senior Secured
02/15/18	7.250%	3,219,000	2,816,625

Total			22,205,370

Wirelines 5.6%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	4,321,000	4,496,329
03/15/22	5.800%	5,391,000	5,366,767

Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	231,000	244,860
04/15/22	8.750%	931,000	977,550

Frontier Communications Corp.(b)
Senior Unsecured
03/15/19	7.125%	2,824,000	2,852,240

Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	1,021,000	992,923

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	1,908,000	2,113,110

Level 3 Financing, Inc.
02/01/18	10.000%	2,802,000	3,033,165
04/01/19	9.375%	847,000	914,760
07/01/19	8.125%	1,035,000	1,062,169

PAETEC Holding Corp.
12/01/18	9.875%	3,025,000	3,380,437
Senior Secured
06/30/17	8.875%	1,793,000	1,931,957

Qwest Corp. Senior Unsecured
12/01/21	6.750%	1,364,000	1,534,748

Windstream Corp.
09/01/18	8.125%	355,000	381,625

Windstream Corp.(b)
10/01/21	7.750%	1,820,000	1,929,200

Zayo Escrow Corp.(a)
Senior Secured
01/01/20	8.125%	1,437,000	1,501,665
Senior Unsecured
07/01/20	10.125%	1,419,000	1,507,688

Total			34,221,193

Total Corporate Bonds & Notes
(Cost: $550,092,992)			574,101,135

Senior Loans 2.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan(c)(g)
01/27/17	6.000%	706,000	704,899

Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan(c)(g)
02/28/19	8.250%	1,392,000	1,393,740

Food and Beverage 0.2%
Candy Intermediate Holdings, Inc. Term Loan(c)(g)
06/18/18	7.500%	840,000	836,060

Gaming 0.4%
Caesars Octavius LLC Tranche B Term Loan(c)(g)
04/25/17	9.250%	1,747,000	1,712,060

ROC Finance LLC Tranche B Term Loan(c)(g)
08/19/17	8.500%	820,000	824,100

Total			2,536,160

Media Non-Cable 0.5%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(c)(g)
03/18/19	7.500%	3,201,000	3,219,021

Property & Casualty 0.5%
Lonestar Intermediate Super Holdings LLC Term Loan(c)(g)
09/02/19	11.000%	3,053,000	3,159,855

Wirelines 0.1%
Zayo Group LLC Term Loan(c)(g)
06/30/19	7.125%	701,000	702,626

Total Senior Loans
(Cost: $12,238,053)			12,552,361

Warrants —%
Issuer		Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(h)		2,669	56,049

Total Warrants
(Cost: $107,999)			56,049

The accompanying Notes to Financial Statements are an integral part of this statement.

132	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Limited Partnerships —%
Issuer		Shares	Value ($)

Financials —%
Varde Fund V LP(e)(f)(i)		5,000,000	63,155

Total Financials			63,155

Total Limited Partnerships
(Cost: $—)			63,155

Money Market Funds 3.1%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(j)(k)		18,939,611	18,939,611

Total Money Market Funds (Cost: $18,939,611)			18,939,611

Investments of Cash Collateral Received for Securities on Loan 9.3%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Certificates of Deposit 0.3%
Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	2,000,000	2,000,000

Repurchase Agreements 9.0%
Goldman Sachs & Co. dated 06/27/12, matures 07/05/12, repurchase price
$10,000,317(l)	0.190%	10,000,000	10,000,000

JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price
$10,000,167(l)	0.200%	10,000,000	10,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Morgan Stanley dated 06/29/12, matures 07/02/12, repurchase price
$5,000,104(l)	0.250%	5,000,000	5,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$5,000,104(l)	0.250%	5,000,000	5,000,000

Nomura Securities dated 06/29/12, matures 07/02/12, repurchase price
$15,000,300(l)	0.240%	15,000,000	15,000,000

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$3,000,068(l)	0.270%	3,000,000	3,000,000

Societe Generale dated 06/29/12, matures 07/02/12, repurchase price
$7,092,320(l)	0.190%	7,092,208	7,092,208

Total			55,092,208

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $57,092,208)			57,092,208

Total Investments (Cost: $638,470,863)			662,804,519

Other Assets & Liabilities, Net			(46,359,508)

Net Assets			616,445,011

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $225,351,999 or 36.56% of net assets.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $1,313,756, representing 0.21% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates 07/01/15 9.300%	02/09/00-04/09/02	901,050

United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates 07/01/15 9.300%	12/11/01-08/28/02	277,380

Varde Fund V LP	04/27/00-06/19/00	—	*

*	The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	133

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $1,313,756, which represents 0.21% of net assets.

(g)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Non-income producing.

(i)	At June 30, 2012, there was no capital committed to the LLC or LP for future investment.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	16,217,504	109,849,591	(107,127,484)	—	18,939,611	16,002	18,939,611

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Goldman Sachs & Co. (0.190%)
Fannie Mae Pool	6,129,491

Freddie Mac Gold Pool	3,699,312

Freddie Mac Non Gold Pool	371,197

Total market value of collateral securities	10,200,000

Security Description	Value ($)
JPMorgan Securities LLC (0.200%)
United States Treasury Note/Bond	10,200,074

Total market value of collateral securities	10,200,074

Security Description	Value ($)
Morgan Stanley (0.250%)
Freddie Mac Gold Pool	5,100,000

Total market value of collateral securities	5,100,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	762,512

Fannie Mae REMICS	1,319,164

Federal Home Loan Banks	172,979

Federal National Mortgage Association	172,941

Freddie Mac Gold Pool	442,621

Freddie Mac Non Gold Pool	164,196

Freddie Mac REMICS	784,057

Government National Mortgage Association	928,378

United States Treasury Note/Bond	353,258

Total market value of collateral securities	5,100,106

The accompanying Notes to Financial Statements are an integral part of this statement.

134	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	10,388,505

Freddie Mac Gold Pool	4,911,495

Total market value of collateral securities	15,300,000

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	251,490

Fannie Mae REMICS	455,263

Fannie Mae-Aces	29,649

Freddie Mac Reference REMIC	9,156

Freddie Mac REMICS	1,112,606

Government National Mortgage Association	1,201,836

Total market value of collateral securities	3,060,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	4,420,908

Freddie Mac Gold Pool	2,813,144

Total market value of collateral securities	7,234,052

Abbreviation Legend

PIK	Payment-in-Kind

REMIC(s)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	135

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Entertainment	—	3,257,316	1,250,601	4,507,917

All Other Industries	—	569,593,218	—	569,593,218

Total Bonds	—	572,850,534	1,250,601	574,101,135

Equity Securities

Warrants

Energy	—	56,049	—	56,049

Total Equity Securities	—	56,049	—	56,049

Other

Senior Loans	—	12,552,361	—	12,552,361

Limited Partnerships	—	—	63,155	63,155

Money Market Funds	18,939,611	—	—	18,939,611

Investments of Cash Collateral Received for Securities on Loan	—	57,092,208	—	57,092,208

Total Other	18,939,611	69,644,569	63,155	88,647,335

Total	18,939,611	642,551,152	1,313,756	662,804,519

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

136	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Limited Partnerships ($)	Total ($)
Balance as of December 31, 2011	3,339,698	60,626	3,400,324

Accrued discounts/premiums	28,259	—	28,259

Realized gain (loss)	(66,304)	—	(66,304)

Change in unrealized appreciation (depreciation)(a)	22,461	2,529	24,990

Sales	(2,327,751)	—	(2,327,751)

Purchases	254,238	—	254,238

Transfers into Level 3	—	—	—

Transfers out of Level 3	—	—	—

Balance as of June 30, 2012	1,250,601	63,155	1,313,756

(a)Change	in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $24,152 which is comprised of Corporate Bonds & Notes of $21,623 and Limited Partnerships of $2,529.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3. The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Limited Partnership Securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	137

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 92.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Aerospace & Defense 3.6%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	7,972,000	7,991,930

BE Aerospace, Inc. Senior Unsecured(b)
04/01/22	5.250%	3,273,000	3,354,825

Huntington Ingalls Industries, Inc.(b)
03/15/18	6.875%	3,822,000	3,984,435
03/15/21	7.125%	5,538,000	5,787,210

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	9,990,000	10,764,225

Oshkosh Corp.
03/01/17	8.250%	2,904,000	3,179,880
03/01/20	8.500%	5,143,000	5,708,730

TransDigm, Inc.(b)
12/15/18	7.750%	1,601,000	1,757,097

Total			42,528,332

Automotive 2.4%
Chrysler Group LLC/Co-Issuer, Inc.(b) Secured
06/15/19	8.000%	1,811,000	1,860,802
06/15/21	8.250%	5,140,000	5,281,350

Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	490,000	519,400

Dana Holding Corp.(b) Senior Unsecured
02/15/21	6.750%	579,000	625,320

Delphi Corp.
05/15/19	5.880%	1,535,000	1,638,613

Delphi Corp.(b)
05/15/21	6.125%	1,023,000	1,117,628

Lear Corp.
03/15/18	7.875%	4,336,000	4,780,440
03/15/20	8.125%	2,981,000	3,346,172

Schaeffler Finance BV(a)(b) Senior Secured
02/15/17	7.750%	1,890,000	1,975,050
02/15/19	8.500%	2,341,000	2,481,460

Visteon Corp.(b)
04/15/19	6.750%	5,716,000	5,558,810

Total			29,185,045

Banking 0.4%
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	4,268,000	2,560,800

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	2,539,000	2,672,298

Total			5,233,098

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Brokerage 1.8%
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500%	8,979,000	10,292,179

E*Trade Financial Corp.(b) Senior Unsecured
12/01/15	7.875%	6,940,000	7,044,100

Neuberger Berman Group LLC/Finance Corp.(a) Senior Unsecured
03/15/20	5.625%	1,546,000	1,607,840
03/15/22	5.875%	2,319,000	2,417,557

Total			21,361,676

Building Materials 1.7%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	7,868,000	8,418,760

Gibraltar Industries, Inc.
12/01/15	8.000%	3,807,000	3,892,657

Interface, Inc.
12/01/18	7.625%	1,569,000	1,670,985

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	4,380,000	4,303,350

Nortek, Inc.(b)
12/01/18	10.000%	390,000	409,500
04/15/21	8.500%	1,617,000	1,580,618

Total			20,275,870

Chemicals 3.7%
Celanese U.S. Holdings LLC(b)
06/15/21	5.875%	924,000	990,990

Hexion US Finance Corp. Senior Secured(b)
04/15/20	6.625%	5,087,000	5,214,175

Huntsman International LLC(b)
03/15/21	8.625%	1,668,000	1,880,670

Ineos Finance PLC Senior Secured(a)
05/15/15	9.000%	4,828,000	5,069,400

JM Huber Corp. Senior Notes(a)
11/01/19	9.875%	3,285,000	3,531,375

Koppers, Inc.
12/01/19	7.875%	1,040,000	1,120,600

LyondellBasell Industries NV(a)(b)
11/15/21	6.000%	12,867,000	14,121,532
Senior Notes
04/15/24	5.750%	8,004,000	8,564,280

Momentive Performance Materials, Inc. Secured
06/15/14	12.500%	422,000	439,935

The accompanying Notes to Financial Statements are an integral part of this statement.

138	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	160,000	181,200

Polypore International, Inc.(b)
11/15/17	7.500%	3,000,000	3,183,750

Total			44,297,907

Construction Machinery 3.6%
Ashtead Capital, Inc.(a)(d)
07/15/22	6.500%	794,000	794,000

CNH Capital LLC(a)(b)
11/01/16	6.250%	4,597,000	4,918,790

Case New Holland, Inc.
12/01/17	7.875%	6,622,000	7,648,410

Columbus McKinnon Corp.
02/01/19	7.875%	1,100,000	1,166,000

Manitowoc Co., Inc. (The)(b)
11/01/20	8.500%	1,550,000	1,674,000

Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	4,467,000	4,467,000

Terex Corp.(b)
04/01/20	6.500%	2,532,000	2,563,650

UR Merger Sub Corp.(a)
04/15/22	7.625%	1,818,000	1,904,355

UR Merger Sub Corp.(a)(b)
05/15/20	7.375%	727,000	759,715
Secured
07/15/18	5.750%	879,000	914,160

UR Merger Sub Corp.(b)
12/15/19	9.250%	12,620,000	14,071,300
Senior Unsecured
02/01/21	8.250%	1,675,000	1,783,875

Total			42,665,255

Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	3,054,000	3,206,700

Consumer Products 0.3%
Libbey Glass, Inc.(a)
05/15/20	6.875%	1,385,000	1,430,012

Mead Products LLC/ACCO Brands Corp.(a)(b)
04/30/20	6.750%	1,372,000	1,447,460

Spectrum Brands, Inc.(a)(b)
03/15/20	6.750%	933,000	963,323

Total			3,840,795

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Diversified Manufacturing 1.2%
Actuant Corp.(a)
06/15/22	5.625%	1,851,000	1,897,275

Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	3,474,000	3,691,125

CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	7,059,000	7,482,540

Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,090,000	1,212,625

Total			14,283,565

Electric 1.4%
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	725,000	824,688

AES Corp. (The)(a)(b) Senior Unsecured
07/01/21	7.375%	5,452,000	6,065,350

CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	953,000	988,488

Calpine Corp. Senior Secured(a)(b)
02/15/21	7.500%	2,670,000	2,896,950

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	2,407,000	2,379,921

Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	1,626,000	1,646,325

Ipalco Enterprises, Inc.(a) Senior Secured
04/01/16	7.250%	2,015,000	2,196,350

Total			16,998,072

Entertainment 0.5%
AMC Entertainment, Inc.(b)
06/01/19	8.750%	5,230,000	5,609,175

Speedway Motorsports, Inc.(b)
02/01/19	6.750%	445,000	464,469

Total			6,073,644

Food and Beverage 0.3%
Cott Beverages, Inc.(b)
11/15/17	8.375%	1,585,000	1,723,687
09/01/18	8.125%	1,347,000	1,469,914

Total			3,193,601

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	139

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Gaming 3.3%
Caesars Entertainment Operating Co., Inc. Senior Secured(a)(b)
02/15/20	8.500%	5,192,000	5,230,940

Chester Downs & Marina LLC Senior Secured(a)(b)
02/01/20	9.250%	2,339,000	2,438,408

MGM Resorts International Senior Secured(b)
03/15/20	9.000%	8,118,000	9,051,570

ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	3,684,000	4,144,500

Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	4,520,000	4,926,800
10/01/20	7.804%	1,820,000	1,794,629
Senior Secured
10/01/20	6.535%	4,385,000	4,502,518

Seneca Gaming Corp.(a)
12/01/18	8.250%	2,992,000	3,066,800

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	4,048,000	3,805,120

Total			38,961,285

Gas Pipelines 4.2%
El Paso LLC Senior Unsecured
06/01/18	7.250%	3,317,000	3,810,404
09/15/20	6.500%	2,499,000	2,736,405
01/15/32	7.750%	10,213,000	11,482,987

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,714,000	4,861,312

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,649,000	1,739,695
07/15/21	6.500%	5,169,000	5,427,450

Regency Energy Partners LP/Finance Corp.(b)
06/01/16	9.375%	2,729,000	3,001,900

Sonat, Inc. Senior Unsecured
02/01/18	7.000%	2,600,000	2,819,965

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	7,827,000	7,905,270

Southern Star Central Corp.(a) Senior Unsecured
03/01/16	6.750%	6,490,000	6,603,575

Total			50,388,963

Health Care 5.9%
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	2,999,000	3,171,442

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CHS/Community Health Systems, Inc.(b)
11/15/19	8.000%	3,540,000	3,770,100

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	5,229,000	5,255,145

Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/22	5.875%	1,458,000	1,518,142

Fresenius Medical Care U.S. Finance II, Inc.(a)(b)
07/31/19	5.625%	1,125,000	1,172,813

Fresenius Medical Care U.S. Finance, Inc.(a)(b)
09/15/18	6.500%	895,000	973,313
02/15/21	5.750%	4,230,000	4,409,775

HCA, Inc. Senior Secured
02/15/20	7.875%	3,700,000	4,107,000
09/15/20	7.250%	13,105,000	14,415,500

HCA, Inc.(b) Senior Secured
02/15/20	6.500%	8,596,000	9,315,915

Health Management Associates, Inc. Senior Unsecured(a)(b)
01/15/20	7.375%	2,481,000	2,639,164

Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)(b)
11/01/18	10.500%	3,465,000	3,638,250

LifePoint Hospitals, Inc.(b)
10/01/20	6.625%	1,251,000	1,329,188

PSS World Medical, Inc.(a)
03/01/22	6.375%	566,000	580,150

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	2,901,000	3,089,565

STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,164,000	1,230,930

Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/19	7.750%	1,695,000	1,716,187

Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	7,682,000	7,854,845
02/01/19	7.750%	400,000	404,000

Total			70,591,424

Healthcare Insurance 0.3%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	3,025,000	3,251,875

Home Construction 0.9%
KB Home
09/15/17	9.100%	2,155,000	2,251,975

KB Home(b)
03/15/20	8.000%	1,439,000	1,467,780

The accompanying Notes to Financial Statements are an integral part of this statement.

140	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Meritage Homes Corp.(a)
04/01/22	7.000%	1,394,000	1,435,820

Shea Homes LP/Funding Corp. Senior Secured(b)
05/15/19	8.625%	2,070,000	2,225,250

Taylor Morrison Communities, Inc./Monarch(a)
04/15/20	7.750%	3,012,000	3,147,540

Total			10,528,365

Independent Energy 11.1%
Antero Resources Finance Corp.
12/01/17	9.375%	213,000	235,365

Antero Resources Finance Corp.(b)
08/01/19	7.250%	781,000	808,335

Berry Petroleum Co. Senior Unsecured(b)
11/01/20	6.750%	975,000	1,014,000

Carrizo Oil & Gas, Inc.(b)
10/15/18	8.625%	6,040,000	6,311,800

Chaparral Energy, Inc.
10/01/20	9.875%	1,270,000	1,411,288
09/01/21	8.250%	3,473,000	3,672,697

Chaparral Energy, Inc.(a)(b)
11/15/22	7.625%	1,575,000	1,594,688

Chesapeake Energy Corp.(b)
08/15/20	6.625%	11,214,000	11,073,825
02/15/21	6.125%	5,084,000	4,918,770

Cimarex Energy Co.(b)
05/01/22	5.875%	4,336,000	4,498,600

Comstock Resources, Inc.
06/15/20	9.500%	5,395,000	5,314,075

Concho Resources, Inc.
10/01/17	8.625%	3,251,000	3,584,227
01/15/22	6.500%	4,675,000	4,862,000

Concho Resources, Inc.(b)
01/15/21	7.000%	2,520,000	2,696,400

Continental Resources, Inc.
10/01/19	8.250%	392,000	438,060
10/01/20	7.375%	1,024,000	1,141,760
04/01/21	7.125%	2,787,000	3,104,021

Continental Resources, Inc.(a)(b)
09/15/22	5.000%	7,478,000	7,590,170

Denbury Resources, Inc.(b)
02/15/20	8.250%	493,000	539,835

EP Energy LLC/Finance, Inc.(a) Senior Unsecured
05/01/20	9.375%	4,756,000	4,928,405

EP Energy LLC/Finance, Inc.(a)(b) Senior Secured
05/01/19	6.875%	3,680,000	3,845,600

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Kodiak Oil & Gas Corp.(a)
12/01/19	8.125%	10,503,000	10,818,090

Laredo Petroleum, Inc.
02/15/19	9.500%	6,127,000	6,831,605

Laredo Petroleum, Inc.(a)(b)
05/01/22	7.375%	2,485,000	2,571,975

MEG Energy Corp.(a)
03/15/21	6.500%	3,390,000	3,462,037

Newfield Exploration Co. Senior Unsecured(b)
07/01/24	5.625%	5,425,000	5,547,062

Oasis Petroleum, Inc.
02/01/19	7.250%	4,221,000	4,326,525
11/01/21	6.500%	5,236,000	5,183,640

Oasis Petroleum, Inc.(d)
01/15/23	6.875%	2,189,000	2,197,209

Petrohawk Energy Corp.(b)
06/01/19	6.250%	803,000	898,532

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	5,609,000	6,225,990

QEP Resources, Inc.(b) Senior Unsecured
10/01/22	5.375%	1,472,000	1,473,840

Range Resources Corp.
05/15/19	8.000%	593,000	647,853
06/01/21	5.750%	994,000	1,038,730
08/15/22	5.000%	623,000	615,213

Range Resources Corp.(b)
08/01/20	6.750%	2,920,000	3,160,900

SM Energy Co. Senior Unsecured
11/15/21	6.500%	1,758,000	1,788,765

SM Energy Co.(a)(b) Senior Notes
01/01/23	6.500%	1,329,000	1,338,968

WPX Energy, Inc. Senior Unsecured(a)(b)(d)
01/15/22	6.000%	1,090,000	1,084,550

Whiting Petroleum Corp.(b)
10/01/18	6.500%	211,000	224,715

Total			133,020,120

Lodging 0.2%
Choice Hotels International, Inc.
07/01/22	5.750%	1,355,000	1,416,761

Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12/01/19	7.150%	1,254,000	1,489,125

Total			2,905,886

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	141

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Media Cable 3.3%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	9,461,000	10,596,320

CCO Holdings LLC/Capital Corp.(b)
01/15/19	7.000%	235,000	253,800
01/31/22	6.625%	2,081,000	2,226,670

CSC Holdings LLC Senior Unsecured(a)(b)
11/15/21	6.750%	8,917,000	9,496,605

DISH DBS Corp.(b)
09/01/19	7.875%	1,347,000	1,552,417
06/01/21	6.750%	12,392,000	13,383,360

Videotron Ltee(a)(b)
07/15/22	5.000%	1,157,000	1,174,355

Virgin Media Finance PLC
02/15/22	5.250%	301,000	307,773

Total			38,991,300

Media Non-Cable 4.7%
AMC Networks, Inc.(a)(b)
07/15/21	7.750%	6,557,000	7,229,092

Clear Channel Worldwide Holdings, Inc.(a)
03/15/20	7.625%	1,200,000	1,149,000
03/15/20	7.625%	9,509,000	9,295,047

Hughes Satellite Systems Corp. Senior Secured(b)
06/15/19	6.500%	2,859,000	3,037,688

Intelsat Jackson Holdings SA(b)
04/01/19	7.250%	3,565,000	3,743,250
04/01/21	7.500%	2,925,000	3,093,188

Lamar Media Corp.(a)(b)
02/01/22	5.875%	2,888,000	2,960,200

Lamar Media Corp.(b)
04/15/18	7.875%	249,000	273,900

National CineMedia LLC Senior Secured(a)
04/15/22	6.000%	3,008,000	3,060,640

Nielsen Finance LLC/Co.
10/15/18	7.750%	3,739,000	4,140,942

Salem Communications Corp. Secured
12/15/16	9.625%	6,409,000	7,073,934

Univision Communications, Inc.(a) Senior Secured
11/01/20	7.875%	6,351,000	6,795,570

Univision Communications, Inc.(a)(b) Senior Secured
05/15/19	6.875%	4,026,000	4,146,780

Total			55,999,231

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Metals 4.7%
Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	4,048,000	3,461,040

Arch Coal, Inc.(b)
06/15/19	7.000%	2,767,000	2,338,115
06/15/21	7.250%	1,188,000	994,950

CONSOL Energy, Inc.
04/01/20	8.250%	390,000	409,500

CONSOL Energy, Inc.(b)
04/01/17	8.000%	6,532,000	6,776,950

Calcipar SA Senior Secured(a)(b)
05/01/18	6.875%	5,048,000	4,972,280

Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,722,700

FMG Resources August 2006 Proprietary Ltd.(a)
11/01/19	8.250%	5,890,000	6,228,675
Senior Unsecured
04/01/22	6.875%	1,499,000	1,510,243

FMG Resources August 2006 Proprietary Ltd.(a)(b)
02/01/16	6.375%	2,101,000	2,127,262
02/01/18	6.875%	1,271,000	1,283,710

Inmet Mining Corp. Senior Notes(a)
06/01/20	8.750%	7,065,000	6,994,350

JMC Steel Group Senior Notes(a)(b)
03/15/18	8.250%	5,261,000	5,221,542

Novelis, Inc.
12/15/20	8.750%	291,000	313,553

Peabody Energy Corp.(a)(b)
11/15/18	6.000%	3,610,000	3,591,950
11/15/21	6.250%	4,092,000	4,051,080

Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	3,629,000	3,665,290

Total			55,663,190

Non-Captive Consumer 1.4%
SLM Corp. Senior Notes
01/25/16	6.250%	2,904,000	3,049,200
Senior Unsecured
03/25/20	8.000%	6,382,000	6,988,290

SLM Corp.(b) Senior Unsecured
01/25/22	7.250%	2,303,000	2,435,423

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	5,495,000	4,368,525

Total			16,841,438

The accompanying Notes to Financial Statements are an integral part of this statement.

142	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Non-Captive Diversified 6.6%
AerCap Aviation Solutions BV(a)
05/30/17	6.375%	3,273,000	3,289,365

Ally Financial, Inc.
02/15/17	5.500%	2,363,000	2,400,196
03/15/20	8.000%	19,001,000	21,851,150

Ally Financial, Inc.(b)
12/01/17	6.250%	3,735,000	3,934,117
09/15/20	7.500%	3,588,000	4,032,015

CIT Group, Inc.(a) Senior Secured
04/01/18	6.625%	4,090,000	4,406,975

CIT Group, Inc.(a)(b) Senior Unsecured
02/15/19	5.500%	9,815,000	10,109,450

CIT Group, Inc.(b) Senior Unsecured
03/15/18	5.250%	6,439,000	6,648,267
05/15/20	5.375%	2,800,000	2,856,000

International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	1,705,000	1,926,650
04/01/19	5.875%	3,729,000	3,732,613
05/15/19	6.250%	3,898,000	3,971,088

International Lease Finance Corp.(b) Senior Unsecured
12/15/20	8.250%	6,887,000	7,886,806
01/15/22	8.625%	1,980,000	2,292,983

Total			79,337,675

Oil Field Services 2.0%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	5,530,000	5,778,850

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	8,714,000	9,454,690

Offshore Group Investments Ltd.(a) Senior Secured
08/01/15	11.500%	3,274,000	3,552,290

Oil States International, Inc.
06/01/19	6.500%	4,495,000	4,674,800

Total			23,460,630

Other Industry 0.4%
Interline Brands, Inc.(b)
11/15/18	7.000%	4,321,000	4,493,840

Packaging 3.1%
ARD Finance SA Senior Secured PIK(a)(b)
06/01/18	11.125%	1,157,734	1,076,693

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Ardagh Packaging Finance PLC Senior Secured(a)
10/15/17	7.375%	6,166,000	6,551,375

Greif, Inc. Senior Unsecured
02/01/17	6.750%	3,338,000	3,621,730
08/01/19	7.750%	905,000	1,031,700

Reynolds Group Issuer, Inc./LLC(a)(b)
08/15/19	9.875%	5,185,000	5,379,437
08/15/19	9.875%	2,947,000	3,057,513
Senior Secured
04/15/19	7.125%	2,415,000	2,529,713
08/15/19	7.875%	12,667,000	13,712,027

Total			36,960,188

Paper 0.3%
Cascades, Inc.(b)
12/15/17	7.750%	3,588,000	3,614,910

Pharmaceuticals 1.3%
Endo Health Solutions, Inc.(b)
01/15/22	7.250%	1,592,000	1,725,330

Grifols, Inc.
02/01/18	8.250%	3,349,000	3,591,802

Mylan, Inc.(a)
11/15/18	6.000%	6,440,000	6,778,100

Pharmaceutical Product Development, Inc. Senior Unsecured(a)
12/01/19	9.500%	1,237,000	1,352,969

Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,524,000	1,634,490

Total			15,082,691

Retailers 1.7%
AutoNation, Inc.
02/01/20	5.500%	255,000	260,100

Limited Brands, Inc.(b)
05/01/20	7.000%	2,770,000	3,074,700
04/01/21	6.625%	1,615,000	1,764,387
02/15/22	5.625%	3,499,000	3,603,970

QVC, Inc. Senior Secured(a)(d)
07/02/22	5.125%	860,000	877,866

Rite Aid Corp.
08/15/20	8.000%	6,710,000	7,599,075

Sally Holdings LLC/Capital, Inc.(b)
11/15/19	6.875%	1,201,000	1,306,087
06/01/22	5.750%	1,075,000	1,124,719

Sonic Automotive, Inc. Senior Subordinated Notes(a)(d)
07/15/22	7.000%	935,000	967,725

Total			20,578,629

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	143

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Technology 3.7%
Alliance Data Systems Corp.(a)(b)
04/01/20	6.375%	1,612,000	1,620,060

Amkor Technology, Inc. Senior Unsecured(b)
06/01/21	6.625%	6,116,000	6,100,710

Anixter, Inc.(b)
05/01/19	5.625%	932,000	959,960

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	788,000	853,010

CDW LLC/Finance Corp. Senior Secured
12/15/18	8.000%	7,900,000	8,571,500

CDW LLC/Finance Corp.(b)
04/01/19	8.500%	939,000	1,000,035

Cardtronics, Inc.
09/01/18	8.250%	3,000,000	3,307,500

CommScope, Inc.(a)(b)
01/15/19	8.250%	672,000	710,640

Equinix, Inc. Senior Unsecured(b)
07/15/21	7.000%	1,525,000	1,685,125

First Data Corp.(a) Senior Secured
08/15/20	8.875%	205,000	221,913

First Data Corp.(a)(b) Senior Secured
06/15/19	7.375%	6,747,000	6,881,940

First Data Corp.(b)
01/15/21	12.625%	2,996,000	2,999,745

Freescale Semiconductor, Inc. Senior Secured(a)
04/15/18	9.250%	55,000	58,850

Interactive Data Corp.
08/01/18	10.250%	4,665,000	5,189,812

NXP BV/Funding LLC Senior Secured(a)(b)
08/01/18	9.750%	3,140,000	3,595,300

Total			43,756,100

Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,115,000	2,350,294

Avis Budget Car Rental LLC/Finance, Inc.(b)
01/15/19	8.250%	1,477,000	1,584,082

Hertz Corp. (The)(b)
01/15/21	7.375%	2,864,000	3,064,480

Total			6,998,856

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Wireless 5.0%
Cricket Communications, Inc.(b)
10/15/20	7.750%	2,153,000	2,056,115
Senior Secured
05/15/16	7.750%	8,290,000	8,797,762

Crown Castle International Corp. Senior Unsecured(b)
11/01/19	7.125%	4,000,000	4,320,000

MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	2,710,000	2,821,788
11/15/20	6.625%	732,000	721,020

NII Capital Corp.(b)
04/01/21	7.625%	3,805,000	3,262,787

Sprint Capital Corp.
11/15/28	6.875%	18,761,000	15,102,605

Sprint Nextel Corp.(a)(b)
11/15/18	9.000%	11,322,000	12,708,945
03/01/20	7.000%	1,763,000	1,833,520

Wind Acquisition Finance SA Senior Secured(a)
02/15/18	7.250%	10,041,000	8,785,875

Total			60,410,417

Wirelines 6.9%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	10,359,000	10,779,327
03/15/22	5.800%	10,210,000	10,164,106

Frontier Communications Corp.(b) Senior Unsecured
10/01/18	8.125%	20,000	21,250
04/15/20	8.500%	5,192,000	5,503,520
07/01/21	9.250%	4,083,000	4,389,225
04/15/22	8.750%	1,319,000	1,384,950

Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	1,602,000	1,557,945

Level 3 Financing, Inc.
02/15/17	8.750%	262,000	272,480
07/01/19	8.125%	1,100,000	1,128,875

Level 3 Financing, Inc.(b)
04/01/19	9.375%	9,892,000	10,683,360

PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	6,614,000	7,126,585

Qwest Corp. Senior Unsecured
12/01/21	6.750%	18,015,000	20,270,154

Windstream Corp.(b)
10/15/20	7.750%	2,730,000	2,893,800
06/01/22	7.500%	3,640,000	3,749,200

The accompanying Notes to Financial Statements are an integral part of this statement.

144	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Zayo Escrow Corp. Senior Secured(a)
01/01/20	8.125%	2,792,000	2,917,640

Total			82,842,417

Total Corporate Bonds & Notes
(Cost: $1,060,294,038)			1,107,822,990

Senior Loans 1.8%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan(c)(e)
01/27/17	6.000%	1,443,000	1,440,749

Food and Beverage 0.1%
Candy Intermediate Holdings, Inc. Term Loan(c)(e)
06/18/18	7.500%	1,674,000	1,666,149

Gaming 0.4%
Caesars Octavius LLC Tranche B Term Loan(c)(e)
04/25/17	9.250%	2,957,000	2,897,860

ROC Finance LLC Tranche B Term Loan(c)(e)
08/19/17	8.500%	1,568,000	1,575,840

Total			4,473,700

Media Non-Cable 0.5%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(c)(e)
03/18/19	7.500%	5,873,000	5,906,065

Property & Casualty 0.6%
Lonestar Intermediate Super Holdings LLC Term Loan(c)(e)
09/02/19	11.000%	6,314,000	6,534,990

Wirelines 0.1%
Zayo Group LLC Term Loan(c)(e)
06/30/19	7.125%	1,355,000	1,358,143

Total Senior Loans
(Cost: $20,805,020)			21,379,796

Money Market Funds 3.0%
		Shares	Value ($)

Columbia Short-Term Cash Fund,
0.152%(f)(g)		35,205,701	35,205,701

Total Money Market Funds
(Cost: $35,205,701)			35,205,701

Investments of Cash Collateral Received for Securities on Loan 25.6%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Asset-Backed Commercial Paper 3.3%
Antalis US Funding Corp.
07/05/12	0.340%	9,999,339	9,999,339

Atlantis One
08/01/12	0.662%	4,983,317	4,983,317
10/11/12	0.541%	1,994,510	1,994,510
10/17/12	0.541%	4,986,275	4,986,275

Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	2,995,208	2,995,208

Kells Funding LLC
08/28/12	0.420%	4,995,042	4,995,042

Royal Park Investments Funding Corp.
07/23/12	0.720%	4,996,800	4,996,800

Suncorp Metway Ltd.
08/07/12	0.460%	4,995,911	4,995,911

Total			39,946,402

Certificates of Deposit 9.5%
ABM AMRO Bank N.V.
08/08/12	0.460%	4,994,129	4,994,129

Australia and New Zealand Bank Group, Ltd.
08/07/12	0.650%	5,000,000	5,000,000

Barclays Bank PLC
07/18/12	0.280%	5,000,000	5,000,000

Credit Suisse
08/30/12	0.300%	5,000,000	5,000,000

DZ Bank AG
08/01/12	0.300%	10,025,133	10,025,133

Deutsche Bank AG
09/14/12	0.750%	6,000,000	6,000,000
11/02/12	0.729%	2,000,000	2,000,000

Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	10,000,000	10,000,000

Mizuho Corporate Bank Ltd.
08/14/12	0.400%	5,000,000	5,000,000

National Australia Bank
08/16/12	0.343%	4,000,000	4,000,000
10/29/12	0.302%	6,999,762	6,999,762

National Bank of Canada
11/09/12	0.301%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	145

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Norinchukin Bank
08/21/12	0.300%	3,001,414	3,001,414
08/21/12	0.390%	5,000,000	5,000,000
11/09/12	0.521%	5,000,000	5,000,000

Rabobank
10/26/12	0.515%	5,000,000	5,000,000

Standard Chartered Bank PLC
10/05/12	0.630%	4,984,039	4,984,039

Sumitomo Mitsui Banking Corp.
11/02/12	0.479%	5,000,000	5,000,000

Sumitomo Trust & Banking Co., Ltd.
09/17/12	0.470%	3,000,000	3,000,000
11/01/12	0.479%	4,000,000	4,000,000

Svenska Handelsbanken
08/30/12	0.580%	5,000,000	5,000,000
09/13/12	0.490%	5,000,000	5,000,000

Total			114,004,477

Commercial Paper 4.2%
Caisse d’Amortissement de la Dette Sociale
09/19/12	0.300%	9,992,250	9,992,250

Caisse des Depots
07/16/12	0.421%	4,993,583	4,993,583

Credit Suisse
09/10/12	0.340%	4,995,750	4,995,750

Development Bank of Singapore Ltd.
08/03/12	0.551%	5,983,958	5,983,958

DnB NOR
08/30/12	0.489%	3,000,000	3,000,000
10/10/12	0.511%	4,987,038	4,987,038

Nordea Bank AB
07/24/12	0.627%	5,981,042	5,981,042

Suncorp Metway Ltd.
08/07/12	0.460%	4,995,975	4,995,975
08/14/12	0.450%	4,996,125	4,996,125

Total			49,925,721

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 8.6%
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$6,001,305(h)	0.210%	6,001,200	6,001,200

Goldman Sachs & Co. dated 06/27/12, matures 07/05/12, repurchase price
$15,000,475(h)	0.190%	15,000,000	15,000,000

Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$20,000,333(h)	0.200%	20,000,000	20,000,000

Natixis Financial Products, Inc.(h) dated 06/29/12, matures 07/02/12, repurchase price
$10,000,208	0.250%	10,000,000	10,000,000

repurchase price
$19,000,396	0.250%	19,000,000	19,000,000

repurchase price
$20,000,500	0.300%	20,000,000	20,000,000

Nomura Securities dated 06/29/12, matures 07/02/12, repurchase price
$10,000,200(h)	0.240%	10,000,000	10,000,000

Societe Generale dated 06/29/12, matures 07/02/12, repurchase price
$2,190,524(h)	0.190%	2,190,489	2,190,489

Total			102,191,689

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $306,068,289)			306,068,289

Total Investments
(Cost: $1,422,373,048)			1,470,476,776

Other Assets & Liabilities, Net			(277,191,079)

Net Assets			1,193,285,697

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $390,334,913 or 32.71% of net assets.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

The accompanying Notes to Financial Statements are an integral part of this statement.

146	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	43,686,063	262,668,281	(271,148,643)	—	35,205,701	38,043	35,205,701

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	2,730,177

Fannie Mae-Aces	212,932

Freddie Mac REMICS	1,830,661

Government National Mortgage Association	1,347,454

Total market value of collateral securities	6,121,224

Security Description	Value ($)
Goldman Sachs & Co. (0.190%)
Fannie Mae Pool	9,194,237

Freddie Mac Gold Pool	5,548,967

Freddie Mac Non Gold Pool	556,796

Total market value of collateral securities	15,300,000

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.200%)
United States Treasury Inflation Indexed Bonds	497,170

United States Treasury Note/Bond	19,902,830

Total market value of collateral securities	20,400,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	94,879

United States Treasury Note/Bond	10,105,334

Total market value of collateral securities	10,200,213

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	2,897,546

Fannie Mae REMICS	5,012,822

Federal Home Loan Banks	657,319

Federal National Mortgage Association	657,179

Freddie Mac Gold Pool	1,681,961

Freddie Mac Non Gold Pool	623,944

Freddie Mac REMICS	2,979,417

Government National Mortgage Association	3,527,837

United States Treasury Note/Bond	1,342,379

Total market value of collateral securities	19,380,404

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	147

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Natixis Financial Products, Inc. (0.300%)
Fannie Mae Pool	6,549,952

Fannie Mae REMICS	6,336,920

Freddie Mac REMICS	2,917,845

Government National Mortgage Association	1,406,673

United States Treasury Note/Bond	3,189,120

Total market value of collateral securities	20,400,510

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	6,925,670

Freddie Mac Gold Pool	3,274,330

Total market value of collateral securities	10,200,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,365,435

Freddie Mac Gold Pool	868,864

Total market value of collateral securities	2,234,299

Abbreviation Legend

PIK	Payment-in-Kind

REMIC(s)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

148	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	1,107,822,990	—	1,107,822,990

Total Bonds	—	1,107,822,990	—	1,107,822,990

Other

Senior Loans	—	21,379,796	—	21,379,796

Money Market Funds	35,205,701	—	—	35,205,701

Investments of Cash Collateral Received for Securities on Loan	—	306,068,289	—	306,068,289

Total Other	35,205,701	327,448,085	—	362,653,786

Total	35,205,701	1,435,271,075	—	1,470,476,776

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2011	8,612,322

Accrued discounts/premiums	(1,107)

Realized gain (loss)	(184,816)

Change in unrealized appreciation (depreciation)(a)	(121,232)

Sales	(8,305,167)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2012	—

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	149

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.0%
Issuer	Shares	Value ($)

Consumer Discretionary 22.5%
Auto Components 1.2%

BorgWarner, Inc.(a)(b)	56,400	3,699,276

Gentex Corp.	112,421	2,346,226

Total		6,045,502

Hotels, Restaurants & Leisure 2.0%

Chipotle Mexican Grill, Inc.(a)(b)	10,302	3,914,245

Panera Bread Co., Class A(a)	25,050	3,492,972

Wynn Resorts Ltd.	22,606	2,344,694

Total		9,751,911

Household Durables 1.2%

Garmin Ltd.	74,861	2,866,428

Toll Brothers, Inc.(a)(b)	113,932	3,387,198

Total		6,253,626

Internet & Catalog Retail 1.4%

TripAdvisor, Inc.(a)	151,258	6,759,720

Leisure Equipment & Products 0.6%

Polaris Industries, Inc.	39,739	2,840,544

Media 3.2%

CBS Corp., Class B Non Voting	160,607	5,264,698

Discovery Communications, Inc., Class A(a)(b)	104,742	5,656,068

DISH Network Corp., Class A	97,877	2,794,388

Sirius XM Radio, Inc.(a)(b)	1,274,664	2,358,128

Total		16,073,282

Multiline Retail 3.3%

Dollar Tree, Inc.(a)	126,600	6,811,080

Family Dollar Stores, Inc.	59,740	3,971,515

Macy’s, Inc.	72,591	2,493,501

Nordstrom, Inc.	69,024	3,429,803

Total		16,705,899

Specialty Retail 7.8%

AutoZone, Inc.(a)	7,640	2,805,179

Bed Bath & Beyond, Inc.(a)	91,214	5,637,025

Dick’s Sporting Goods, Inc.	93,739	4,499,472

Foot Locker, Inc.	84,980	2,598,688

GNC Holdings, Inc., Class A	95,237	3,733,290

Limited Brands, Inc.	95,690	4,069,696

O’Reilly Automotive, Inc.(a)	63,502	5,319,563

Ross Stores, Inc.	59,123	3,693,414

TJX Companies, Inc.	64,795	2,781,649

Ulta Salon Cosmetics & Fragrance, Inc.	43,169	4,031,121

Total		39,169,097

Common Stocks (continued)
Issuer	Shares	Value ($)

Textiles, Apparel & Luxury Goods 1.8%

lululemon athletica, Inc.(a)	104,371	6,223,643

Under Armour, Inc., Class A(a)(b)	27,380	2,586,862

Total		8,810,505

Total Consumer Discretionary		112,410,086

Consumer Staples 6.2%
Beverages 1.6%

Beam, Inc.	44,296	2,768,057

Coca-Cola Enterprises, Inc.	91,971	2,578,867

Monster Beverage Corp.(a)	36,120	2,571,744

Total		7,918,668

Food & Staples Retailing 1.3%

Kroger Co. (The)	162,640	3,771,621

Whole Foods Market, Inc.	30,424	2,900,016

Total		6,671,637

Food Products 1.8%

HJ Heinz Co.(b)	68,850	3,744,063

Mead Johnson Nutrition Co.	64,192	5,168,098

Total		8,912,161

Personal Products 1.5%

Estee Lauder Companies, Inc. (The), Class A	55,408	2,998,681

Herbalife Ltd.	94,503	4,567,330

Total		7,566,011

Total Consumer Staples		31,068,477

Energy 5.9%
Energy Equipment & Services 2.7%

Cameron International Corp.(a)	105,387	4,501,079

Core Laboratories NV	12,278	1,423,020

Oceaneering International, Inc.	51,795	2,478,909

Oil States International, Inc.(a)(b)	34,650	2,293,830

Superior Energy Services, Inc.(a)	127,612	2,581,591

Total		13,278,429

Oil, Gas & Consumable Fuels 3.2%

Cabot Oil & Gas Corp.	97,229	3,830,822

Concho Resources, Inc.(a)	55,849	4,753,867

Continental Resources, Inc.(a)	36,187	2,410,778

Denbury Resources, Inc.(a)	150,201	2,269,537

HollyFrontier Corp.	74,816	2,650,731

Total		15,915,735

Total Energy		29,194,164

The accompanying Notes to Financial Statements are an integral part of this statement.

150	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Financials 7.7%
Capital Markets 1.0%

Affiliated Managers Group, Inc.(a)	47,536	5,202,815

Commercial Banks 0.6%

Signature Bank(a)	51,739	3,154,527

Diversified Financial Services 1.6%

IntercontinentalExchange, Inc.(a)	20,470	2,783,511

Moody’s Corp.	136,670	4,995,288

Total		7,778,799

Real Estate Investment Trusts (REITs) 3.5%

Digital Realty Trust, Inc.	65,038	4,882,403

Home Properties, Inc.	47,162	2,893,860

Plum Creek Timber Co., Inc.(b)	112,712	4,474,666

Rayonier, Inc.	114,613	5,146,124

Total		17,397,053

Real Estate Management & Development 0.4%

CBRE Group, Inc., Class A(a)	105,733	1,729,792

Thrifts & Mortgage Finance 0.6%

BankUnited, Inc.	126,860	2,991,359

Total Financials		38,254,345

Health Care 14.1%
Biotechnology 3.8%

Alexion Pharmaceuticals, Inc.(a)	74,926	7,440,152

Medivation, Inc.(a)	11,640	1,063,896

Onyx Pharmaceuticals, Inc.(a)	70,406	4,678,479

Regeneron Pharmaceuticals, Inc.(a)(b)	21,538	2,460,070

Vertex Pharmaceuticals, Inc.(a)	60,604	3,388,975

Total		19,031,572

Health Care Equipment & Supplies 3.6%

CR Bard, Inc.	39,791	4,275,145

Edwards Lifesciences Corp.(a)(b)	61,844	6,388,485

Intuitive Surgical, Inc.(a)	4,446	2,462,150

Varian Medical Systems, Inc.(a)(b)	82,655	5,022,945

Total		18,148,725

Health Care Providers & Services 2.3%

Brookdale Senior Living, Inc.(a)	285,443	5,063,759

Express Scripts Holding Co.(a)	46,416	2,591,405

HMS Holdings Corp.(a)	110,778	3,690,015

Total		11,345,179

Health Care Technology 1.2%

Cerner Corp.(a)(b)	38,628	3,192,991

SXC Health Solutions Corp.(a)(b)	27,567	2,734,922

Total		5,927,913

Common Stocks (continued)
Issuer	Shares	Value ($)

Life Sciences Tools & Services 1.0%

Agilent Technologies, Inc.	63,708	2,499,902

Illumina, Inc.(a)(b)	55,776	2,252,793

Total		4,752,695

Pharmaceuticals 2.2%

Endo Health Solutions, Inc.(a)	144,374	4,472,706

Watson Pharmaceuticals, Inc.(a)	89,100	6,592,509

Total		11,065,215

Total Health Care		70,271,299

Industrials 12.7%
Air Freight & Logistics 1.2%

CH Robinson Worldwide, Inc.	55,691	3,259,594

Expeditors International of Washington, Inc.	64,205	2,487,944

Total		5,747,538

Airlines 0.8%

United Continental Holdings, Inc.(a)(b)	159,551	3,881,876

Commercial Services & Supplies 1.1%

Stericycle, Inc.(a)	58,050	5,321,443

Construction & Engineering 0.5%

KBR, Inc.	106,278	2,626,129

Electrical Equipment 2.4%

AMETEK, Inc.	111,701	5,574,997

Regal-Beloit Corp.	39,472	2,457,527

Rockwell Automation, Inc.	59,401	3,924,030

Total		11,956,554

Machinery 1.5%

Cummins, Inc.	38,225	3,704,385

Joy Global, Inc.	68,506	3,886,345

Total		7,590,730

Professional Services 1.8%

IHS, Inc., Class A(a)	34,632	3,730,905

Verisk Analytics, Inc., Class A(a)	111,686	5,501,653

Total		9,232,558

Road & Rail 2.1%

CSX Corp.	139,309	3,114,949

JB Hunt Transport Services, Inc.	59,181	3,527,188

Kansas City Southern	56,459	3,927,288

Total		10,569,425

Trading Companies & Distributors 1.3%

United Rentals, Inc.(a)	83,595	2,845,574

WW Grainger, Inc.	19,699	3,767,237

Total		6,612,811

Total Industrials		63,539,064

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	151

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Information Technology 17.1%
Electronic Equipment, Instruments & Components 0.5%

Trimble Navigation Ltd.(a)(b)	58,826	2,706,584

Internet Software & Services 2.0%

Akamai Technologies, Inc.(a)	89,496	2,841,498

Equinix, Inc.(a)	15,493	2,721,345

LinkedIn Corp., Class A(a)	18,490	1,964,932

Rackspace Hosting, Inc.(a)(b)	56,875	2,499,088

Total		10,026,863

IT Services 4.0%

Alliance Data Systems Corp.(a)(b)	49,997	6,749,595

Cognizant Technology Solutions Corp., Class A(a)	50,002	3,000,120

Teradata Corp.(a)	105,052	7,564,794

VeriFone Systems, Inc.(a)	76,328	2,525,694

Total		19,840,203

Semiconductors & Semiconductor Equipment 2.9%

Avago Technologies Ltd.	118,008	4,236,487

KLA-Tencor Corp.	151,218	7,447,487

NXP Semiconductor NV(a)	15,988	371,721

ON Semiconductor Corp.(a)	344,770	2,447,867

Total		14,503,562

Software 7.7%

Autodesk, Inc.(a)	77,399	2,708,191

Check Point Software Technologies Ltd.(a)	50,493	2,503,948

Citrix Systems, Inc.(a)	89,724	7,531,433

Electronic Arts, Inc.(a)	202,239	2,497,652

Fortinet, Inc.(a)	318,009	7,384,169

Informatica Corp.(a)	56,105	2,376,608

Intuit, Inc.	82,941	4,922,548

Red Hat, Inc.(a)	54,636	3,085,841

Salesforce.com, Inc.(a)	18,657	2,579,517

TIBCO Software, Inc.(a)	89,071	2,665,004

Total		38,254,911

Total Information Technology		85,332,123

Materials 6.3%
Chemicals 4.0%

Albemarle Corp.	44,384	2,647,062

Celanese Corp., Class A	57,965	2,006,748

CF Industries Holdings, Inc.	43,102	8,350,582

Eastman Chemical Co.	50,060	2,521,522

Sherwin-Williams Co. (The)	34,769	4,601,677

Total		20,127,591

Common Stocks (continued)
Issuer	Shares	Value ($)

Containers & Packaging 0.7%

Rock-Tenn Co., Class A	60,848	3,319,258

Metals & Mining 1.0%

Cliffs Natural Resources, Inc.	59,341	2,924,918

Royal Gold, Inc.	25,570	2,004,688

Total		4,929,606

Paper & Forest Products 0.6%

International Paper Co.	102,067	2,950,757

Total Materials		31,327,212

Telecommunication Services 1.8%
Wireless Telecommunication Services 1.8%

Crown Castle International Corp.(a)	108,847	6,384,965

SBA Communications Corp., Class A(a)	42,505	2,424,910

Total		8,809,875

Total Telecommunication Services		8,809,875

Utilities 0.7%
Electric Utilities 0.7%

ITC Holdings Corp.(b)	52,825	3,640,171

Total Utilities		3,640,171

Total Common Stocks
(Cost: $453,206,073)		473,846,816

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(c)(d)	22,681,370	22,681,370

Total Money Market Funds
(Cost: $22,681,370)		22,681,370

Investments of Cash Collateral Received for Securities on Loan 6.5%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 6.5%
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$15,000,313(e)	0.250%	15,000,000	15,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$10,000,208(e)	0.250%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

152	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price
$5,000,100(e)	0.240%	5,000,000	5,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$2,230,825(e)	0.190%	2,230,789	2,230,789

Total			32,230,789

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $32,230,789)			32,230,789

Total Investments
(Cost: $508,118,232)			528,758,975

Other Assets & Liabilities, Net			(29,813,924)

Net Assets			498,945,051

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,590,613	282,369,794	(267,279,037)	—	22,681,370	8,256	22,681,370

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	7,053,066

Freddie Mac REMICS	8,246,934

Total Market Value of Collateral Securities	15,300,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	94,879

United States Treasury Note/Bond	10,105,334

Total Market Value of Collateral Securities	10,200,213

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	153

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	3,462,835

Freddie Mac Gold Pool	1,637,165

Total Market Value of Collateral Securities	5,100,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,390,556

Freddie Mac Gold Pool	884,849

Total Market Value of Collateral Securities	2,275,405

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive

The accompanying Notes to Financial Statements are an integral part of this statement.

154	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	112,410,086	—	—	112,410,086

Consumer Staples	31,068,477	—	—	31,068,477

Energy	29,194,164	—	—	29,194,164

Financials	38,254,345	—	—	38,254,345

Health Care	70,271,299	—	—	70,271,299

Industrials	63,539,064	—	—	63,539,064

Information Technology	85,332,123	—	—	85,332,123

Materials	31,327,212	—	—	31,327,212

Telecommunication Services	8,809,875	—	—	8,809,875

Utilities	3,640,171	—	—	3,640,171

Total Equity Securities	473,846,816	—	—	473,846,816

Other

Money Market Funds	22,681,370	—	—	22,681,370

Investments of Cash Collateral Received for Securities on Loan	—	32,230,789	—	32,230,789

Total Other	22,681,370	32,230,789	—	54,912,159

Total	496,528,186	32,230,789	—	528,758,975

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	155

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Davis New York Venture Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.8%
Issuer	Shares	Value ($)

Consumer Discretionary 9.5%
Automobiles 0.6%

Harley-Davidson, Inc.(a)	128,105	5,858,242

Distributors 0.3%

Li & Fung Ltd.	1,445,800	2,799,431

Household Durables 0.2%

Hunter Douglas NV	49,010	1,914,108

Internet & Catalog Retail 1.7%

Expedia, Inc.	78,715	3,783,830

Groupon, Inc.(b)	199,200	2,117,496

Liberty Interactive Corp., Class A(b)	305,483	5,434,543

Netflix, Inc.(a)(b)	82,890	5,675,478

Total		17,011,347

Media 3.0%

Grupo Televisa SAB, ADR	88,030	1,890,884

Walt Disney Co. (The)	573,550	27,817,175

Total		29,708,059

Specialty Retail 3.5%

Bed Bath & Beyond, Inc.(b)	446,240	27,577,632

CarMax, Inc.(a)(b)	180,082	4,671,327

Tiffany & Co.	33,040	1,749,468

Total		33,998,427

Textiles, Apparel & Luxury Goods 0.2%

Cie Financiere Richemont SA, Class A	25,500	1,400,200

Total Consumer Discretionary		92,689,814

Consumer Staples 17.2%
Beverages 4.0%

Coca-Cola Co. (The)	173,690	13,580,821

Diageo PLC, ADR	177,950	18,341,307

Heineken Holding NV	172,818	7,740,677

Total		39,662,805

Food & Staples Retailing 11.7%

Costco Wholesale Corp.	483,750	45,956,250

CVS Caremark Corp.	1,352,364	63,195,970

SYSCO Corp.(a)	90,670	2,702,873

Walgreen Co.	89,840	2,657,467

Total		114,512,560

Food Products 0.4%

Nestlé SA, Registered Shares	19,340	1,154,170

Unilever NV — NY Shares	81,950	2,733,032

Total		3,887,202

Common Stocks (continued)
Issuer	Shares	Value ($)

Personal Products 0.2%

Natura Cosmeticos SA	67,800	1,562,928

Tobacco 0.9%

Philip Morris International, Inc.	103,928	9,068,757

Total Consumer Staples		168,694,252

Energy 8.9%
Energy Equipment & Services 1.1%

Schlumberger Ltd.	81,965	5,320,348

Transocean Ltd.	126,080	5,639,559

Total		10,959,907

Oil, Gas & Consumable Fuels 7.8%

Canadian Natural Resources Ltd.	819,452	22,002,286

China Coal Energy Co., Ltd., Class H	3,968,800	3,295,193

Devon Energy Corp.	164,573	9,543,588

EOG Resources, Inc.	218,514	19,690,297

Occidental Petroleum Corp.	242,740	20,819,810

OGX Petroleo e Gas Participacoes SA(b)	300,800	823,699

Total		76,174,873

Total Energy		87,134,780

Financials 35.0%
Capital Markets 7.9%

Bank of New York Mellon Corp. (The)	2,164,228	47,504,805

Charles Schwab Corp. (The)(a)	382,030	4,939,648

Goldman Sachs Group, Inc. (The)	38,860	3,725,120

Julius Baer Group Ltd.(b)	582,162	21,107,266

Total		77,276,839

Commercial Banks 6.1%

Wells Fargo & Co.	1,775,980	59,388,771

Consumer Finance 6.0%

American Express Co.	1,007,411	58,641,394

Diversified Financial Services 0.7%

CME Group, Inc.	7,290	1,954,522

JPMorgan Chase & Co.	140,220	5,010,061

Total		6,964,583

Insurance 12.0%

ACE Ltd.	103,250	7,653,922

Alleghany Corp.(b)	50,879	17,286,140

Aon PLC	33,570	1,570,405

Berkshire Hathaway, Inc., Class B(b)	306,706	25,557,811

Everest Re Group Ltd.	17,630	1,824,529

The accompanying Notes to Financial Statements are an integral part of this statement.

156	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Davis New York Venture Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Fairfax Financial Holdings Ltd.(a)	18,089	7,095,410

Fairfax Financial Holdings Ltd.	5,780	2,288,723

Loews Corp.	702,602	28,743,448

Markel Corp.(b)	4,047	1,787,560

Progressive Corp. (The)	1,165,871	24,285,093

Total		118,093,041

Real Estate Management & Development 2.3%

Brookfield Asset Management, Inc., Class A	301,930	9,993,883

Hang Lung Group Ltd.	2,017,300	12,473,307

Total		22,467,190

Total Financials		342,831,818

Health Care 4.2%
Health Care Equipment & Supplies —%

Baxter International, Inc.	4,580	243,427

Health Care Providers & Services 2.4%

Express Scripts Holding Co.(b)	417,445	23,305,954

Life Sciences Tools & Services 0.4%

Agilent Technologies, Inc.	93,097	3,653,126

Pharmaceuticals 1.4%

Johnson & Johnson	30,100	2,033,556

Merck & Co., Inc.	63,541	2,652,837

Pfizer, Inc.	106,960	2,460,080

Roche Holding AG, Genusschein Shares	36,349	6,278,672

Total		13,425,145

Total Health Care		40,627,652

Industrials 5.3%
Aerospace & Defense 0.4%

Lockheed Martin Corp.(a)	43,510	3,788,851

Commercial Services & Supplies 1.5%

Iron Mountain, Inc.	442,443	14,582,921

Electrical Equipment 0.3%

Emerson Electric Co.	70,390	3,278,766

Machinery 0.6%

PACCAR, Inc.	135,840	5,323,570

Marine 1.2%

China Shipping Development Co., Ltd., Class H	2,614,900	1,232,240

Kuehne & Nagel International AG	96,754	10,250,428

Total		11,482,668

Common Stocks (continued)
Issuer	Shares	Value ($)

Transportation Infrastructure 1.3%

China Merchants Holdings International Co., Ltd.	4,296,926	13,145,374

Total Industrials		51,602,150

Information Technology 8.1%
Computers & Peripherals 0.4%

Hewlett-Packard Co.	186,010	3,740,661

Internet Software & Services 3.1%

Google, Inc., Class A(b)	53,197	30,857,984

IT Services 0.6%

Visa, Inc., Class A	49,130	6,073,942

Semiconductors & Semiconductor Equipment 1.7%

Intel Corp.(a)	127,350	3,393,878

Texas Instruments, Inc.	455,605	13,071,307

Total		16,465,185

Software 2.3%

Activision Blizzard, Inc.	493,160	5,912,988

Microsoft Corp.	310,782	9,506,821

Oracle Corp.	240,644	7,147,127

Total		22,566,936

Total Information Technology		79,704,708

Materials 6.4%
Chemicals 4.7%

Air Products & Chemicals, Inc.	149,340	12,056,218

Ecolab, Inc.	91,550	6,273,922

Monsanto Co.	192,210	15,911,144

Potash Corp. of Saskatchewan, Inc.	171,118	7,476,145

Praxair, Inc.	42,860	4,660,168

Total		46,377,597

Construction Materials 0.2%

Martin Marietta Materials, Inc.(a)	25,503	2,010,146

Containers & Packaging 0.4%

Sealed Air Corp.	220,506	3,404,613

Metals & Mining 1.1%

BHP Billiton PLC	203,180	5,774,872

Rio Tinto PLC	110,459	5,249,418

Total		11,024,290

Paper & Forest Products —%

Sino-Forest Corp.(b)(c)(e)	800,520	1

Sino-Forest Corp.(c)(d)(e)(f)	34,500	—

Total		1

Total Materials		62,816,647

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	157

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Davis New York Venture Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Telecommunication Services 0.2%
Wireless Telecommunication Services 0.2%
America Movil SAB de CV, Class L, ADR	73,430	1,913,586

Total Telecommunication Services		1,913,586

Total Common Stocks
(Cost: $802,194,798)		928,015,407

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount	Value ($)

Paper —%
Sino-Forest Corp.(c)(f)
08/01/13	5.000%	1,340,000	361,800

Total Convertible Bonds
(Cost: $1,340,000)			361,800

Money Market Funds 4.0%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(g)(h)		39,619,342	39,619,342

Total Money Market Funds
(Cost: $39,619,342)			39,619,342

Investments of Cash Collateral Received for Securities on Loan 3.3%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Certificates of Deposit 0.7%
Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	7,000,000	7,000,000

Repurchase Agreements 2.6%
JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price
$10,000,167(i)	0.200%	10,000,000	10,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$5,000,104(i)	0.250%	5,000,000	5,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$10,437,086(i)	0.190%	10,436,921	10,436,921

Total			25,436,921

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $32,436,921)			32,436,921

Total Investments
(Cost: $875,591,061)			1,000,433,470

Other Assets & Liabilities, Net			(20,892,023)

Net Assets			979,541,447

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $361,801, representing 0.04% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Sino-Forest Corp.	12/11/09	546,994

Sino-Forest Corp.	11/12/08 thru 06/07/11	8,428,988

Sino-Forest Corp. 5.000% 08/01/13	07/17/08	1,340,000

(d)	Negligible market value.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $361,800 or 0.04% of net assets.

(g)	The rate shown is the seven-day current annualized yield at June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

158	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Davis New York Venture Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	64,766,390	384,981,907	(410,128,955)	—	39,619,342	46,501	39,619,342

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
JPMorgan Securities LLC (0.200%)
United States Treasury Note/Bond	10,200,074

Total market value of collateral securities	10,200,074

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	762,512

Fannie Mae REMICS	1,319,164

Federal Home Loan Banks	172,979

Federal National Mortgage Association	172,942

Freddie Mac Gold Pool	442,621

Freddie Mac Non Gold Pool	164,196

Freddie Mac REMICS	784,057

Government National Mortgage Association	928,378

United States Treasury Note/Bond	353,258

Total market value of collateral securities	5,100,107

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	6,505,826

Freddie Mac Gold Pool	4,139,833

Total market value of collateral securities	10,645,659

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	159

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Davis New York Venture Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	86,576,075	6,113,739	—	92,689,814

Consumer Staples	159,799,405	8,894,847	—	168,694,252

Energy	83,839,587	3,295,193	—	87,134,780

Financials	309,251,244	33,580,574	—	342,831,818

Health Care	34,348,980	6,278,672	—	40,627,652

Industrials	26,974,108	24,628,042	—	51,602,150

The accompanying Notes to Financial Statements are an integral part of this statement.

160	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Davis New York Venture Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Information Technology	79,704,708	—	—	79,704,708

Materials	51,792,356	11,024,290	1	62,816,647

Telecommunication Services	1,913,586	—	—	1,913,586

Total Equity Securities	834,200,049	93,815,357	1	928,015,407

Bonds

Convertible Bonds	—	361,800	—	361,800

Total Bonds	—	361,800	—	361,800

Other

Money Market Funds	39,619,342	—	—	39,619,342

Investments of Cash Collateral Received for Securities on Loan	—	32,436,921	—	32,436,921

Total Other	39,619,342	32,436,921	—	72,056,263

Total	873,819,391	126,614,078	1	1,000,433,470

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of December 31, 2011	573,756

Accrued discounts/premiums	—

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)(a)	(573,755)

Sales	—

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2012	1

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $(573,755).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	161

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%
Issuer	Shares	Value ($)

Consumer Discretionary 9.9%
Auto Components 0.9%

Lear Corp.	95,745	3,612,459

TRW Automotive Holdings Corp.(a)	133,644	4,912,753

Total		8,525,212

Hotels, Restaurants & Leisure 1.4%

MGM Resorts International(a)	785,830	8,769,863

Starwood Hotels & Resorts Worldwide, Inc.	80,497	4,269,561

Total		13,039,424

Household Durables 0.7%

NVR, Inc.(a)	7,216	6,133,600

Internet & Catalog Retail 1.2%

Liberty Interactive Corp., Class A(a)	657,360	11,694,434

Media 1.3%

Scripps Networks Interactive, Inc., Class A	213,464	12,137,563

Multiline Retail 1.3%

Macy’s, Inc.	348,864	11,983,478

Specialty Retail 2.4%

AutoZone, Inc.(a)	17,033	6,254,007

PetSmart, Inc.	99,771	6,802,387

Ross Stores, Inc.	82,233	5,137,095

Urban Outfitters, Inc.(a)(b)	137,547	3,794,922

Total		21,988,411

Textiles, Apparel & Luxury Goods 0.7%

PVH Corp.	87,543	6,809,970

Total Consumer Discretionary		92,312,092

Consumer Staples 5.4%
Beverages 2.1%

Coca-Cola Enterprises, Inc.	330,686	9,272,435

Constellation Brands, Inc., Class A(a)	376,799	10,196,181

Total		19,468,616

Food Products 2.2%

Ingredion, Inc.	127,027	6,290,377

JM Smucker Co. (The)	191,756	14,481,413

Total		20,771,790

Household Products 0.4%

Church & Dwight Co., Inc.	67,998	3,771,849

Tobacco 0.7%

Lorillard, Inc.	52,527	6,930,938

Total Consumer Staples		50,943,193

Common Stocks (continued)
Issuer	Shares	Value ($)

Energy 7.3%
Energy Equipment & Services 1.2%

Cameron International Corp.(a)	203,159	8,676,921

Key Energy Services, Inc.(a)	368,864	2,803,366

Total		11,480,287

Oil, Gas & Consumable Fuels 6.1%

Cabot Oil & Gas Corp.	229,565	9,044,861

Energen Corp.	173,074	7,810,830

EQT Corp.	172,567	9,254,768

HollyFrontier Corp.	141,994	5,030,848

Marathon Petroleum Corp.	200,336	8,999,093

Pioneer Natural Resources Co.	98,467	8,685,774

Range Resources Corp.	135,668	8,393,779

Total		57,219,953

Total Energy		68,700,240

Financials 29.7%
Capital Markets 2.8%

Affiliated Managers Group, Inc.(a)	66,162	7,241,431

Invesco Ltd.	599,540	13,549,604

Raymond James Financial, Inc.	148,759	5,093,508

Total		25,884,543

Commercial Banks 4.0%

CIT Group, Inc.(a)	163,780	5,837,119

First Republic Bank(a)	178,889	6,010,670

M&T Bank Corp.	151,001	12,468,153

SunTrust Banks, Inc.	544,191	13,185,748

Total		37,501,690

Consumer Finance 2.3%

Discover Financial Services	201,321	6,961,680

SLM Corp.	937,810	14,732,995

Total		21,694,675

Diversified Financial Services 1.2%

NASDAQ OMX Group, Inc. (The)	481,503	10,915,673

Insurance 8.7%

Everest Re Group Ltd.	165,495	17,127,078

Hartford Financial Services Group, Inc.	342,000	6,029,460

PartnerRe Ltd.	120,116	9,089,178

Principal Financial Group, Inc.	607,919	15,945,715

Willis Group Holdings PLC	266,469	9,723,454

WR Berkley Corp.	322,613	12,556,098

XL Group PLC	507,374	10,675,149

Total		81,146,132

The accompanying Notes to Financial Statements are an integral part of this statement.

162	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Real Estate Investment Trusts (REITs) 10.7%

Alexandria Real Estate Equities, Inc.	164,823	11,985,929

AvalonBay Communities, Inc.	94,307	13,342,554

Camden Property Trust	100,851	6,824,587

Douglas Emmett, Inc.	281,392	6,500,155

Host Hotels & Resorts, Inc.	861,239	13,624,801

Kimco Realty Corp.	510,003	9,705,357

Liberty Property Trust	308,791	11,375,861

MFA Financial, Inc.	1,151,682	9,086,771

Tanger Factory Outlet Centers	261,760	8,389,408

Ventas, Inc.	148,642	9,382,283

Total		100,217,706

Total Financials		277,360,419

Health Care 7.2%
Health Care Equipment & Supplies 2.2%

Boston Scientific Corp.(a)	2,019,649	11,451,410

Hologic, Inc.(a)	503,582	9,084,619

Total		20,536,029

Health Care Providers & Services 1.3%

Aetna, Inc.	314,478	12,192,312

Life Sciences Tools & Services 1.3%

Life Technologies Corp.(a)	279,129	12,558,014

Pharmaceuticals 2.4%

Mylan, Inc.(a)	511,043	10,920,989

Warner Chilcott PLC, Class A(a)	624,676	11,194,194

Total		22,115,183

Total Health Care		67,401,538

Industrials 8.4%
Aerospace & Defense 2.7%

BE Aerospace, Inc.(a)	162,009	7,073,313

Spirit Aerosystems Holdings, Inc., Class A(a)	329,462	7,851,079

Textron, Inc.	402,303	10,005,276

Total		24,929,668

Building Products 1.3%

Fortune Brands Home & Security, Inc.(a)	85,804	1,910,855

Lennox International, Inc.	217,664	10,149,673

Total		12,060,528

Commercial Services & Supplies 0.6%

Republic Services, Inc.	222,557	5,888,858

Electrical Equipment 1.1%

Regal-Beloit Corp.	9,188	572,045

Common Stocks (continued)
Issuer	Shares	Value ($)

Rockwell Automation, Inc.	144,640	9,554,918

Total		10,126,963

Machinery 2.7%

Dover Corp.	216,713	11,617,984

Gardner Denver, Inc.	94,350	4,992,059

Pentair, Inc.	221,040	8,461,411

Total		25,071,454

Total Industrials		78,077,471

Information Technology 11.3%
Communications Equipment 1.4%

Juniper Networks, Inc.(a)	533,743	8,705,348

Polycom, Inc.(a)	457,040	4,808,061

Total		13,513,409

Computers & Peripherals 1.2%

NetApp, Inc.(a)	223,977	7,126,948

SanDisk Corp.(a)	124,519	4,542,453

Total		11,669,401

Electronic Equipment, Instruments & Components 1.6%

Amphenol Corp., Class A	267,256	14,677,700

IT Services 1.5%

Fidelity National Information Services, Inc.	264,573	9,016,648

Paychex, Inc.	153,936	4,835,130

Total		13,851,778

Semiconductors & Semiconductor Equipment 4.2%

Altera Corp.	357,229	12,088,629

Analog Devices, Inc.	181,325	$6,830,513

Cavium, Inc.(a)(b)	165,958	4,646,824

KLA-Tencor Corp.	112,180	5,524,865

Lam Research Corp.(a)(b)	272,700	10,291,698

Total		39,382,529

Software 1.4%

Adobe Systems, Inc.(a)	144,885	4,689,927

Check Point Software Technologies Ltd.(a)	85,194	4,224,770

QLIK Technologies, Inc.(a)	170,330	3,767,700

Total		12,682,397

Total Information Technology		105,777,214

Materials 5.5%
Chemicals 2.3%

Albemarle Corp.	222,006	13,240,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	163

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Cytec Industries, Inc.	146,292	8,578,563

Total		21,819,001

Construction Materials 0.5%

Martin Marietta Materials, Inc.	58,927	4,644,626

Containers & Packaging 1.2%

Ball Corp.	153,875	6,316,568

Crown Holdings, Inc.(a)	142,867	4,927,483

Total		11,244,051

Metals & Mining 1.5%

Carpenter Technology Corp.	89,326	4,273,356

Reliance Steel & Aluminum Co.	188,552	9,521,876

Total		13,795,232

Total Materials		51,502,910

Telecommunication Services 0.8%
Wireless Telecommunication Services 0.8%

Sprint Nextel Corp.(a)	2,239,332	7,300,222

Total Telecommunication Services		7,300,222

Utilities 12.0%
Electric Utilities 7.5%

Edison International	226,792	10,477,790

Great Plains Energy, Inc.	163,470	3,499,893

Northeast Utilities	197,848	7,678,481

NV Energy, Inc.	478,438	8,410,940

OGE Energy Corp.	42,115	2,181,136

Pinnacle West Capital Corp.	142,837	7,390,386

PPL Corp.	525,340	14,609,706

Xcel Energy, Inc.	570,052	16,195,177

Total		70,443,509

Gas Utilities 0.4%

Questar Corp.	150,186	3,132,880

Independent Power Producers & Energy Traders 0.8%

AES Corp. (The)(a)	186,973	2,398,863

Calpine Corp.(a)	318,515	5,258,683

Total		7,657,546

Multi-Utilities 3.3%

CMS Energy Corp.	155,942	3,664,637

SCANA Corp.(b)	258,679	12,375,204

Sempra Energy	213,898	14,733,294

Total		30,773,135

Total Utilities		112,007,070

Total Common Stocks (Cost: $854,982,373)		911,382,369

Exchange-Traded Funds 1.1%
Issuer	Shares	Value ($)

iShares Russell Midcap Value Index Fund	223,404	10,339,137

Total Exchange-Traded Funds (Cost: $10,090,480)		10,339,137

Limited Partnerships 0.4%

Financials 0.4%
Capital Markets 0.4%

Lazard Ltd., Class A(c)	141,833	3,686,240

Total Financials		3,686,240

Total Limited Partnerships (Cost: $4,321,030)		3,686,240

Money Market Funds 1.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(d)(e)	10,663,740	10,663,740

Total Money Market Funds (Cost: $10,663,740)		10,663,740

Investments of Cash Collateral Received for Securities on Loan 0.9%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 0.9%
Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price $2,000,040(f)
07/02/12	0.240%	2,000,000	2,000,000

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$4,000,090(f)	0.270%	4,000,000	4,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$2,114,387(f)	0.190%	2,114,354	2,114,354

Total			8,114,354
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,114,354)			8,114,354

Total Investments (Cost: $888,171,977)			944,185,840

Other Assets & Liabilities, Net			(8,951,473)

Net Assets			935,234,367

The accompanying Notes to Financial Statements are an integral part of this statement.

164	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	At June 30, 2012, there was no capital committed to the LLC or LP for future investment.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	34,281,168	128,768,136	(152,385,564)	—	10,663,740	17,291	10,663,740

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	1,385,134

Freddie Mac Gold Pool	654,866

Total market value of collateral securities	2,040,000

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	335,320

Fannie Mae REMICS	607,017

Fannie Mae-Aces	39,531

Freddie Mac Reference REMIC	12,208

Freddie Mac REMICS	1,483,475

Government National Mortgage Association	1,602,449

Total market value of collateral securities	4,080,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,317,977

Freddie Mac Gold Pool	838,664

Total market value of collateral securities	2,156,641
Abbreviation Legend

REMIC(s)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	165

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

166	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	92,312,092	—	—	92,312,092

Consumer Staples	50,943,193	—	—	50,943,193

Energy	68,700,240	—	—	68,700,240

Financials	277,360,419	—	—	277,360,419

Health Care	67,401,538	—	—	67,401,538

Industrials	78,077,471	—	—	78,077,471

Information Technology	105,777,214	—	—	105,777,214

Materials	51,502,910	—	—	51,502,910

Telecommunication Services	7,300,222	—	—	7,300,222

Utilities	112,007,070	—	—	112,007,070

Exchange-Traded Funds	10,339,137	—	—	10,339,137

Total Equity Securities	921,721,506	—	—	921,721,506

Other

Limited Partnerships	3,686,240	—	—	3,686,240

Money Market Funds	10,663,740	—	—	10,663,740

Investments of Cash Collateral Received for Securities on Loan	—	8,114,354	—	8,114,354

Total Other	14,349,980	8,114,354	—	22,464,334

Total	936,071,486	8,114,354	—	944,185,840

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	167

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.6%
Issuer	Shares	Value ($)

Consumer Discretionary 15.9%
Auto Components 2.1%

American Axle & Manufacturing Holdings, Inc.(a)	926,500	9,718,985

Cooper Tire & Rubber Co.	381,460	6,690,808

Dana Holding Corp.(b)	668,058	8,557,823

Gentex Corp.(b)	279,900	5,841,513

Motorcar Parts Of America, Inc.(a)(b)	193,320	868,007

Total		31,677,136

Distributors 0.1%

Core-Mark Holding Co., Inc.	37,240	1,792,734

Diversified Consumer Services 1.1%

Ascent Capital Group, Inc., Class A(a)	52,420	2,712,735

Mac-Gray Corp.	426,240	6,005,722

Regis Corp.(b)	299,190	5,373,452

Service Corp. International	165,830	2,051,317

Stewart Enterprises, Inc., Class A	166,280	1,187,239

Total		17,330,465

Hotels, Restaurants & Leisure 2.5%

Bob Evans Farms, Inc.	380,120	15,280,824

Brinker International, Inc.	62,020	1,976,577

CEC Entertainment, Inc.	145,500	5,291,835

Cracker Barrel Old Country Store, Inc.	98,523	6,187,244

Frisch’s Restaurants, Inc.	31,615	895,969

Jack in the Box, Inc.(a)(b)	68,120	1,899,186

Monarch Casino & Resort, Inc.(a)(b)	180,020	1,645,383

Orient-Express Hotels Ltd.(a)(b)	204,100	1,708,317

Papa John’s International, Inc.(a)	40,990	1,949,894

WMS Industries, Inc.(a)(b)	124,170	2,477,192

Total		39,312,421

Household Durables 0.9%

Beazer Homes U.S.A., Inc.(a)(b)	421,530	1,369,972

Ryland Group, Inc. (The)	113,680	2,907,934

Standard Pacific Corp.(a)	337,940	2,091,849

Whirlpool Corp.	125,700	7,687,812

Total		14,057,567

Internet & Catalog Retail 0.1%

Shutterfly, Inc.(a)	60,200	1,847,538

Leisure Equipment & Products 0.6%

Brunswick Corp.	380,900	8,463,598

Common Stocks (continued)
Issuer	Shares	Value ($)

Media 1.4%

Digital Generation, Inc.(a)	90,610	1,120,846

DreamWorks Animation SKG, Inc., Class A(a)(b)	190,990	3,640,269

John Wiley & Sons, Inc., Class A	89,200	4,369,908

Madison Square Garden Co. (The), Class A(a)	323,720	12,120,077

Total		21,251,100

Multiline Retail 2.4%

Big Lots, Inc.(a)	313,990	12,807,652

Dillard’s, Inc., Class A	300,100	19,110,368

Fred’s, Inc., Class A	335,230	5,125,667

Total		37,043,687

Specialty Retail 4.0%

Aaron’s, Inc.	176,749	5,003,764

Abercrombie & Fitch Co., Class A	38,830	1,325,656

Ascena Retail Group, Inc.(a)	335,368	6,244,552

Cabela’s, Inc.(a)(b)	370,600	14,012,386

Finish Line, Inc., Class A (The)	271,700	5,681,247

Francesca’s Holdings Corp.(a)	43,190	1,166,562

Men’s Wearhouse, Inc. (The)(b)	308,950	8,693,853

PEP Boys-Manny Moe & Jack (The)	117,100	1,159,290

RadioShack Corp.	1,241,466	4,767,230

Rent-A-Center, Inc.(b)	284,311	9,592,653

Stage Stores, Inc.(b)	254,070	4,654,562

Total		62,301,755

Textiles, Apparel & Luxury Goods 0.7%

Iconix Brand Group, Inc.(a)(b)	194,920	3,405,253

Jones Group, Inc. (The)(b)	453,200	4,332,592

True Religion Apparel, Inc.(b)	112,330	3,255,323

Total		10,993,168

Total Consumer Discretionary		246,071,169

Consumer Staples 3.0%
Food & Staples Retailing 1.7%

Casey’s General Stores, Inc.	100,700	5,940,293

Harris Teeter Supermarkets, Inc.	346,173	14,189,631

Village Super Market, Inc., Class A(b)	162,250	5,286,105

Total		25,416,029

Food Products 0.9%

Hain Celestial Group, Inc. (The)(a)(b)	28,400	1,563,136

Industrias Bachoco SAB de CV, ADR(b)	143,138	3,141,879

The accompanying Notes to Financial Statements are an integral part of this statement.

168	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

J&J Snack Foods Corp.(b)	69,463	4,105,263

Omega Protein Corp.(a)	10,040	73,894

Sanderson Farms, Inc.	39,080	1,790,646

Snyders-Lance, Inc.	76,360	1,926,563

TreeHouse Foods, Inc.(a)	30,520	1,901,091

Total		14,502,472

Personal Products 0.1%

Elizabeth Arden, Inc.(a)	51,470	1,997,551

Tobacco 0.3%

Alliance One International, Inc.(a)(b)	445,635	1,541,897

Universal Corp.	25,260	1,170,296

Vector Group, Ltd.(b)	95,640	1,627,793

Total		4,339,986

Total Consumer Staples		46,256,038

Energy 5.8%
Energy Equipment & Services 1.2%

Bristow Group, Inc.	125,880	5,119,540

Exterran Holdings, Inc.(a)(b)	150,780	1,922,445

Hornbeck Offshore Services, Inc.(a)(b)	38,470	1,491,867

Parker Drilling Co.(a)	682,652	3,078,760

Tetra Technologies, Inc.(a)	299,450	2,135,078

Tidewater, Inc.	115,900	5,373,124

Total		19,120,814

Oil, Gas & Consumable Fuels 4.6%

Advantage Oil & Gas Ltd.(a)	718,525	2,134,019

Alpha Natural Resources, Inc.(a)	181,940	1,584,697

Amyris, Inc.(a)	340,430	1,508,105

Arch Coal, Inc.	223,190	1,537,779

Berry Petroleum Co., Class A	276,160	10,952,506

Bill Barrett Corp.(a)	55,210	1,182,598

Cloud Peak Energy, Inc.(a)(b)	76,710	1,297,166

Comstock Resources, Inc.(a)(b)	112,270	1,843,473

Delek U.S. Holdings, Inc.	109,120	1,919,421

Endeavour International Corp.(a)(b)	127,120	1,067,808

Energy Partners Ltd.(a)(b)	199,500	3,371,550

Energy XXI Bermuda Ltd.	49,300	1,542,597

Evolution Petroleum Corp.(a)(b)	566,753	4,726,720

EXCO Resources, Inc.	148,300	1,125,597

Gulfport Energy Corp.(a)	59,760	1,232,849

McMoRan Exploration Co. (a)	166,270	2,106,641

Miller Energy Resources Inc.(a)(b)	553,140	2,765,700

Common Stocks (continued)
Issuer	Shares	Value ($)

Nordic American Tankers Ltd.(b)	170,440	2,312,871

Overseas Shipholding Group, Inc.(b)	298,635	3,317,835

PDC Energy, Inc.(a)	76,080	1,865,482

Quicksilver Resources, Inc.(a)	258,660	1,401,937

Resolute Energy Corp.(a)(b)	190,580	1,823,851

Rex Energy Corp.(a)(b)	264,500	2,965,045

SemGroup Corp., Class A(a)	45,250	1,444,833

Teekay Tankers Ltd., Class A(b)	225,600	1,028,736

Tesoro Corp.(a)	107,313	2,678,532

USEC, Inc.(a)(b)	128,400	127,116

VAALCO Energy, Inc.(a)	238,830	2,061,103

WPX Energy, Inc.(a)	522,000	8,445,960

Total		71,372,527

Total Energy		90,493,341

Financials 22.6%
Capital Markets 1.7%

BGC Partners, Inc., Class A	256,740	1,507,064

Capital Southwest Corp.	31,924	3,283,064

Duff & Phelps Corp., Class A	431,700	6,259,650

Janus Capital Group, Inc.(b)	860,200	6,726,764

KBW, Inc.(b)	105,600	1,737,120

Knight Capital Group, Inc., Class A(a)	111,010	1,325,459

Medallion Financial Corp.	161,858	1,718,932

Oppenheimer Holdings, Inc., Class A(b)	86,402	1,358,239

Prospect Capital Corp.	101,320	1,154,035

SWS Group, Inc.(a)	321,620	1,714,235

Total		26,784,562

Commercial Banks 6.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	102,910	2,205,361

BancorpSouth, Inc.	128,720	1,869,014

Bank of the Ozarks, Inc.	124,100	3,732,928

BBCN Bancorp, Inc.(a)	646,050	7,035,484

Boston Private Financial Holdings, Inc.	195,000	1,741,350

Cathay General Bancorp	61,570	1,016,521

Community Bank System, Inc.	194,060	5,262,907

First Citizens BancShares Inc., Class A	25,455	4,242,076

First Commonwealth Financial Corp.	257,760	1,734,725

First Financial Bancorp	87,760	1,402,405

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	169

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

First Midwest Bancorp, Inc.	171,410	1,882,082

Fulton Financial Corp.	573,600	5,730,264

Glacier Bancorp, Inc.(b)	133,490	2,067,760

Hancock Holding Co.	58,730	1,787,741

National Penn Bancshares, Inc.	154,290	1,476,555

PacWest Bancorp	75,910	1,796,790

Prosperity Bancshares, Inc.(b)	303,110	12,739,713

Synovus Financial Corp.(b)	4,852,400	9,607,752

TCF Financial Corp.	148,400	1,703,632

Tompkins Financial Corp.	39,920	1,504,186

Trustmark Corp.(b)	167,900	4,110,192

UMB Financial Corp.	23,900	1,224,397

United Bankshares, Inc.	54,900	1,420,812

Webster Financial Corp.	240,170	5,202,082

Westamerica Bancorporation(b)	130,900	6,177,171

Wintrust Financial Corp.(b)	164,629	5,844,330

Total		94,518,230

Consumer Finance 0.5%

Cash America International, Inc.	120,826	5,321,177

Nelnet, Inc., Class A	69,980	1,609,540

Total		6,930,717

Insurance 7.8%

Alterra Capital Holdings Ltd.	525,668	12,274,348

American Equity Investment Life Holding Co.	472,200	5,198,922

American National Insurance Co.	68,826	4,905,229

Aspen Insurance Holdings Ltd.	170,700	4,933,230

Endurance Specialty Holdings Ltd.	190,300	7,292,296

First American Financial Corp.	107,210	1,818,282

Flagstone Reinsurance Holdings SA	658,786	5,276,876

Hilltop Holdings, Inc.(a)(b)	177,830	1,833,427

Horace Mann Educators Corp.(b)	262,292	4,584,864

Infinity Property & Casualty Corp.	32,910	1,897,920

Kemper Corp.	101,500	3,121,125

Montpelier Re Holdings Ltd.(b)	702,140	14,948,561

Navigators Group, Inc. (The)(a)(b)	50,506	2,527,825

Platinum Underwriters Holdings Ltd.	452,409	17,236,783

ProAssurance Corp.	75,600	6,735,204

Protective Life Corp.(b)	159,500	4,690,895

Selective Insurance Group, Inc.	98,600	1,716,626

StanCorp Financial Group, Inc.(b)	117,600	4,370,016

Stewart Information Services Corp.(b)	117,670	1,806,234

Common Stocks (continued)
Issuer	Shares	Value ($)

Tower Group, Inc.	134,490	2,806,806

White Mountains Insurance Group Ltd.	22,172	11,568,241

Total		121,543,710

Real Estate Investment Trusts (REITs) 4.2%

American Assets Trust, Inc.	82,180	1,992,865

ARMOUR Residential REIT, Inc.	118,020	839,122

Brandywine Realty Trust	416,920	5,144,793

Colonial Properties Trust	75,630	1,674,448

Colony Financial, Inc.	105,930	1,832,589

Coresite Realty Corp.	71,320	1,841,482

CubeSmart	415,660	4,850,752

CYS Investments, Inc.	78,460	1,080,394

DCT Industrial Trust, Inc.	320,600	2,019,780

DiamondRock Hospitality Co.	164,700	1,679,940

DuPont Fabros Technology, Inc.	229,820	6,563,659

EastGroup Properties, Inc.	31,840	1,697,072

Entertainment Properties Trust	33,600	1,381,296

Equity Lifestyle Properties, Inc.	47,600	3,282,972

FelCor Lodging Trust, Inc.(a)	341,840	1,606,648

Government Properties Income Trust(b)	151,700	3,431,454

Hatteras Financial Corp.	137,100	3,921,060

Healthcare Realty Trust, Inc.	86,910	2,071,935

Highwoods Properties, Inc.	34,080	1,146,792

Invesco Mortgage Capital, Inc.	87,880	1,611,719

LaSalle Hotel Properties	58,540	1,705,856

LTC Properties, Inc.	132,500	4,807,100

Resource Capital Corp.(b)	262,840	1,400,937

Starwood Property Trust, Inc.	86,480	1,842,889

Sunstone Hotel Investors, Inc.(a)	163,890	1,801,151

Two Harbors Investment Corp.	188,110	1,948,820

Washington Real Estate Investment Trust	59,800	1,701,310

Total		64,878,835

Real Estate Management & Development 1.7%

FirstService Corp.(a)	71,413	1,997,422

Granite Real Estate, Inc.	710,800	24,103,228

Total		26,100,650

Thrifts & Mortgage Finance 0.6%

Dime Community Bancshares, Inc.	363,400	4,829,586

Ocwen Financial Corp.(a)	116,730	2,192,189

The accompanying Notes to Financial Statements are an integral part of this statement.

170	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Provident Financial Services, Inc.	118,030	1,811,761

Total		8,833,536

Total Financials		349,590,240

Health Care 6.1%
Health Care Equipment & Supplies 3.1%

Cantel Medical Corp.	73,740	2,009,415

CONMED Corp.	61,800	1,710,006

Hill-Rom Holdings, Inc.	111,410	3,436,998

ICU Medical, Inc.(a)(b)	150,940	8,057,177

Integra LifeSciences Holdings Corp.(a)	47,600	1,769,768

Meridian Bioscience, Inc.(b)	254,100	5,198,886

NuVasive, Inc.(a)	94,880	2,406,157

STERIS Corp.(b)	331,040	10,384,725

Thoratec Corp.(a)	34,240	1,149,779

West Pharmaceutical Services, Inc.(b)	206,640	10,433,254

Wright Medical Group, Inc.(a)(b)	90,490	1,931,962

Total		48,488,127

Health Care Providers & Services 2.4%

Chemed Corp.	44,200	2,671,448

Ensign Group, Inc. (The)	127,910	3,616,016

Hanger, Inc.(a)(b)	62,110	1,592,500

Healthsouth Corp.(a)(b)	663,810	15,440,221

Mmodal, Inc.(a)(b)	155,650	2,020,337

Owens & Minor, Inc.(b)	330,330	10,118,008

PharMerica Corp.(a)	158,620	1,732,130

Total		37,190,660

Pharmaceuticals 0.6%

Auxilium Pharmaceuticals, Inc.(a)	71,710	1,928,282

Medicis Pharmaceutical Corp., Class A(b)	200,530	6,848,099

Total		8,776,381

Total Health Care		94,455,168

Industrials 15.7%
Aerospace & Defense 0.9%

Alliant Techsystems, Inc.	64,300	3,251,651

Cubic Corp.	114,950	5,526,796

Curtiss-Wright Corp.	81,800	2,539,890

Esterline Technologies Corp.(a)	13,920	867,912

Moog, Inc., Class A(a)(b)	39,640	1,639,114

Total		13,825,363

Common Stocks (continued)
Issuer	Shares	Value ($)

Air Freight & Logistics 0.8%

Atlas Air Worldwide Holdings, Inc.(a)(b)	36,730	1,598,122

Forward Air Corp.	303,400	9,790,718

UTi Worldwide, Inc.	90,510	1,322,351

Total		12,711,191

Airlines 1.9%

Air France-KLM, ADR(a)(b)	147,650	705,029

Alaska Air Group, Inc.(a)	51,400	1,845,260

Allegiant Travel Co.(a)(b)	46,825	3,262,766

JetBlue Airways Corp.(a)(b)	3,240,342	17,173,813

Southwest Airlines Co.	463,299	4,271,617

Spirit Airlines, Inc.(a)	74,890	1,457,359

Total		28,715,844

Building Products 1.8%

AAON, Inc.	68,390	1,289,151

Gibraltar Industries, Inc.(a)(b)	440,563	4,573,044

Lennox International, Inc.(b)	39,010	1,819,036

Quanex Building Products Corp.(b)	20,860	372,977

Simpson Manufacturing Co., Inc.	279,700	8,253,947

Trex Co., Inc.(a)(b)	229,700	6,911,673

Universal Forest Products, Inc.(b)	51,560	2,009,809

USG Corp.(a)(b)	109,680	2,089,404

Total		27,319,041

Commercial Services & Supplies 4.3%

ABM Industries, Inc.	226,110	4,422,712

ACCO Brands Corp.(a)	143,660	1,485,444

Brink’s Co. (The)	372,017	8,623,354

Ennis, Inc.	126,300	1,942,494

G&K Services, Inc., Class A	123,360	3,847,598

Geo Group, Inc. (The)(a)(b)	608,080	13,815,578

Herman Miller, Inc.	342,700	6,346,804

Interface, Inc.	129,720	1,768,084

Mine Safety Appliances Co.	28,350	1,140,804

Mobile Mini, Inc.(a)(b)	579,900	8,350,560

Standard Parking Corp.(a)(b)	202,960	4,367,699

Tetra Tech, Inc.(a)	78,940	2,058,755

Unifirst Corp.	122,216	7,791,270

United Stationers, Inc.	54,390	1,465,811

Total		67,426,967

Construction & Engineering 0.9%

Aegion Corp.(a)(b)	428,400	7,664,076

Comfort Systems U.S.A., Inc.	474,718	4,756,675

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	171

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

EMCOR Group, Inc.	45,160	1,256,351

Total		13,677,102

Electrical Equipment 1.2%

Belden, Inc.	113,400	3,781,890

Brady Corp., Class A	60,210	1,656,377

EnerSys(a)	26,110	915,677

Franklin Electric Co., Inc.	74,444	3,806,322

Regal-Beloit Corp.	138,900	8,647,914

Total		18,808,180

Machinery 2.4%

Actuant Corp., Class A	160,690	4,364,340

Barnes Group, Inc.	55,910	1,358,054

EnPro Industries, Inc.(a)(b)	49,180	1,837,857

ESCO Technologies, Inc.	47,890	1,745,112

John Bean Technologies Corp.	138,500	1,879,445

Oshkosh Corp.(a)	476,100	9,974,295

Tecumseh Products Co., Class B(a)(b)	29,977	146,887

Terex Corp.(a)(b)	583,700	10,407,371

Toro Co. (The)	47,940	3,513,522

Watts Water Technologies, Inc., Class A	46,850	1,561,979

Total		36,788,862

Professional Services 1.0%

Dolan Co. (The)(a)(b)	263,650	1,774,365

Insperity, Inc.	123,230	3,333,371

Kforce, Inc.(a)	79,530	1,070,474

Korn/Ferry International(a)	621,700	8,921,395

Total		15,099,605

Road & Rail —%

Amerco, Inc.	2,410	216,828

Trading Companies & Distributors 0.5%

Aircastle Ltd.	271,010	3,265,670

GATX Corp.	87,710	3,376,835

TAL International Group, Inc.	47,650	1,595,799

Total		8,238,304

Total Industrials		242,827,287

Information Technology 13.6%
Communications Equipment 1.2%

Arris Group, Inc.(a)	156,400	2,175,524

Ituran Location and Control Ltd.	102,614	1,125,676

Ixia(a)(b)	146,390	1,759,608

Common Stocks (continued)
Issuer	Shares	Value ($)

Loral Space & Communications, Inc.	25,870	1,742,344

Oclaro, Inc.(a)	493,030	1,498,811

Plantronics, Inc.	297,100	9,923,140

Total		18,225,103

Electronic Equipment, Instruments & Components 6.3%

Celestica, Inc.(a)	1,548,404	11,241,413

Cognex Corp.	244,900	7,751,085

CTS Corp.	270,700	2,549,994

Daktronics, Inc.	192,090	1,327,342

Electro Rent Corp.(b)	207,860	3,373,568

FARO Technologies, Inc.(a)(b)	124,500	5,238,960

Ingram Micro, Inc., Class A(a)	963,039	16,824,291

Insight Enterprises, Inc.(a)(b)	50,110	843,351

Littelfuse, Inc.	148,900	8,470,921

Mercury Computer Systems, Inc.(a)(b)	301,000	3,891,930

MTS Systems Corp.	20,990	809,164

Park Electrochemical Corp.	375,042	9,706,087

Plexus Corp.(a)	320,400	9,035,280

Sanmina-SCI Corp.(a)	854,583	6,999,035

Universal Display Corp.(a)	33,090	1,189,255

Vishay Intertechnology, Inc.(a)(b)	902,400	8,509,632

Total		97,761,308

Internet Software & Services 0.1%

j2 Global, Inc.(b)	44,520	1,176,218

IT Services 2.8%

Acxiom Corp.(a)	100,580	1,519,764

CACI International, Inc., Class A(a)	19,850	1,092,147

Cardtronics, Inc.(a)	59,180	1,787,828

Computer Services, Inc.	35,830	1,155,517

Convergys Corp.(b)	399,670	5,903,126

CoreLogic, Inc.(a)	102,300	1,873,113

CSG Systems International, Inc.(a)	106,940	1,847,923

DST Systems, Inc.	182,510	9,912,118

Euronet Worldwide, Inc.(a)	79,430	1,359,842

Mantech International Corp., Class A(b)	48,440	1,136,887

MAXIMUS, Inc.	134,300	6,950,025

NeuStar, Inc., Class A(a)	284,790	9,511,986

Total		44,050,276

Semiconductors & Semiconductor Equipment 1.8%

Axcelis Technologies, Inc.(a)	625,000	750,000

Brooks Automation, Inc.	907,500	8,566,800

The accompanying Notes to Financial Statements are an integral part of this statement.

172	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Cymer, Inc.(a)	12,640	745,128

Intersil Corp., Class A	285,300	3,038,445

Micron Technology, Inc.(a)	1,000,000	6,310,000

MKS Instruments, Inc.	60,520	1,750,843

OmniVision Technologies, Inc.(a)(b)	101,350	1,354,036

Photronics, Inc.(a)(b)	440,399	2,686,434

STR Holdings, Inc.(a)	255,710	1,166,038

Veeco Instruments, Inc.(a)	49,250	1,692,230

Total		28,059,954

Software 1.4%

ACI Worldwide, Inc.(a)(b)	30,554	1,350,792

Blackbaud, Inc.	27,691	710,828

Ebix, Inc.(b)	148,900	2,970,555

Mentor Graphics Corp.(a)(b)	887,100	13,306,500

Netscout Systems, Inc.(a)	89,670	1,935,975

Websense, Inc.(a)	89,165	1,670,061

Total		21,944,711

Total Information Technology		211,217,570

Materials 5.5%
Chemicals 2.1%

Cabot Corp.	131,490	5,351,643

Innophos Holdings, Inc.	67,700	3,822,342

Kraton Performance Polymers, Inc.(a)	4,580	100,348

Minerals Technologies, Inc.	27,500	1,753,950

Olin Corp.	81,920	1,711,309

PolyOne Corp.(b)	699,600	9,570,528

Sensient Technologies Corp.	149,900	5,505,827

Stepan Co.(b)	40,400	3,804,872

TPC Group, Inc.(a)	39,690	1,466,545

Total		33,087,364

Construction Materials 0.2%

Texas Industries, Inc.(b)	57,120	2,228,251

Containers & Packaging 0.4%

AptarGroup, Inc.	41,245	2,105,557

Myers Industries, Inc.	262,800	4,509,648

Total		6,615,205

Metals & Mining 0.6%

AMCOL International Corp.(b)	66,160	1,872,990

AuRico Gold, Inc.(a)	450,000	3,604,500

Compass Minerals International, Inc.(b)	40,800	3,112,224

Common Stocks (continued)
Issuer	Shares	Value ($)

Molycorp, Inc.(a)	64,040	1,380,062

Total		9,969,776

Paper & Forest Products 2.2%

Buckeye Technologies, Inc.	190,320	5,422,217

Clearwater Paper Corp.(a)	47,600	1,624,112

Louisiana-Pacific Corp.(a)(b)	656,189	7,139,336

Resolute Forest Products(a)(b)	1,041,961	12,065,909

Schweitzer-Mauduit International, Inc.	106,300	7,243,282

Total		33,494,856

Total Materials		85,395,452

Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%

Atlantic Tele-Network, Inc.	71,830	2,422,826

Total Telecommunication Services		2,422,826

Utilities 4.2%
Electric Utilities 2.6%

Cleco Corp.	44,150	1,846,795

El Paso Electric Co.	75,100	2,490,316

Empire District Electric Co. (The)	67,050	1,414,755

IDACORP, Inc.	258,070	10,859,586

MGE Energy, Inc.	20,180	954,514

PNM Resources, Inc.	461,513	9,017,964

Portland General Electric Co.	312,890	8,341,647

UIL Holdings Corp.	39,710	1,424,001

UNS Energy Corp.	103,830	3,988,110

Total		40,337,688

Gas Utilities 0.2%

Laclede Group, Inc. (The)	35,950	1,431,170

Southwest Gas Corp.	27,980	1,221,327

WGL Holdings, Inc.	41,290	1,641,277

Total		4,293,774

Independent Power Producers & Energy Traders 0.4%

GenOn Energy, Inc.(a)	2,415,900	4,131,189

Ormat Technologies, Inc.(b)	80,390	1,719,542

Total		5,850,731

Multi-Utilities 1.0%

Avista Corp.	494,980	13,215,966

Black Hills Corp.	62,190	2,000,652

Total		15,216,618

Total Utilities		65,698,811

Total Common Stocks
(Cost: $1,274,031,901)		1,434,427,902

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	173

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Money Market Funds 7.8%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	121,553,107	121,553,107

Total Money Market Funds
(Cost: $121,553,107)		121,553,107

Investments of Cash Collateral Received for Securities on Loan 11.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Asset-Backed Commercial Paper 0.3%
Kells Funding LLC
10/12/12	0.612%	3,987,664	3,987,664

Certificates of Deposit 1.0%
Bank of Nova Scotia
10/18/12	0.320%	5,000,000	5,000,000

Credit Suisse
08/30/12	0.300%	5,000,000	5,000,000

Deutsche Bank AG
11/02/12	0.729%	5,000,000	5,000,000

Mitsubishi UFJ Trust and Banking Corp.
08/24/12	0.395%	1,000,026	1,000,026

Total			16,000,026

Commercial Paper 0.9%
Caisse des Depots
10/05/12	0.562%	4,985,767	4,985,767

Development Bank of Singapore Ltd.
08/03/12	0.551%	8,975,937	8,975,937

Total			13,961,704

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 8.9%
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$75,001,250(e)	0.200%	75,000,000	75,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$11,000,229(e)	0.250%	11,000,000	11,000,000

Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price
$40,000,800(e)	0.240%	40,000,000	40,000,000

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$12,047,810(e)	0.190%	12,047,619	12,047,619

Total			138,047,619
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $171,997,013)			171,997,013

Total Investments
(Cost: $1,567,582,021)			1,727,978,022

Other Assets & Liabilities, Net			(178,487,929)

Net Assets			1,549,490,093

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	140,875,171	164,776,736	(184,098,800)	—	121,553,107	93,486	121,553,107

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

174	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.200%)
United States Treasury Inflation Indexed Bonds	1,864,386

United States Treasury Note/Bond	74,635,616

Total Market Value of Collateral Securities	76,500,002

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	1,677,527

Fannie Mae REMICS	2,902,159

Federal Home Loan Banks	380,553

Federal National Mortgage Association	380,472

Freddie Mac Gold Pool	973,767

Freddie Mac Non Gold Pool	361,231

Freddie Mac REMICS	1,724,926

Government National Mortgage Association	2,042,432

United States Treasury Note/Bond	777,167

Total Market Value of Collateral Securities	11,220,234

Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	27,702,681

Freddie Mac Gold Pool	13,097,319

Total Market Value of Collateral Securities	40,800,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	7,509,850

Freddie Mac Gold Pool	4,778,721

Total Market Value of Collateral Securities	12,288,571

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	175

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	246,071,169	—	—	246,071,169

Consumer Staples	46,256,038	—	—	46,256,038

Energy	90,493,341	—	—	90,493,341

Financials	349,590,240	—	—	349,590,240

Health Care	94,455,168	—	—	94,455,168

Industrials	242,827,287	—	—	242,827,287

Information Technology	211,217,570	—	—	211,217,570

Materials	85,395,452	—	—	85,395,452

Telecommunication Services	2,422,826	—	—	2,422,826

Utilities	65,698,811	—	—	65,698,811

Total Equity Securities	1,434,427,902	—	—	1,434,427,902

The accompanying Notes to Financial Statements are an integral part of this statement.

176	Semiannual Report 2012

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Money Market Funds	121,553,107	—	—	121,553,107

Investments of Cash Collateral Received for Securities on Loan	—	171,997,013	—	171,997,013

Total Other	121,553,107	171,997,013	—	293,550,120

Total	1,555,981,009	171,997,013	—	1,727,978,022

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	177

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Cash Management Fund	Columbia Variable Portfolio – Diversified Bond Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $770,788,228, $786,791,855 and $3,712,741,252)	$836,429,409	$786,791,855	$3,837,407,925

Repurchase agreements (identified cost $—, $12,600,000 and $—)	—	12,600,000	—

Affiliated issuers (identified cost $66,902,610, $— and $68,751,859)	66,902,610	—	68,751,859

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $—, $— and $578,640,352)	—	—	578,640,352

Repurchase agreements (identified cost $1,991,799, $— and $80,737,722)	1,991,799	—	80,737,722

Total investments (identified cost $839,682,637, $799,391,855 and $4,440,871,185)	905,323,818	799,391,855	4,565,537,858

Cash	—	102,129	45,136

Foreign currency (identified cost $—, $— and $107,492)	—	—	111,814

Unrealized appreciation on swap contracts	—	—	674,704

Premiums paid on outstanding swap contracts	—	—	12,151,571

Receivable for:

Investments sold	3,253,758	—	17,110,562

Capital shares sold	—	—	172,308

Dividends	1,010,122	—	293,243

Interest	2,199,393	27,892	28,576,787

Reclaims	8,330	—	57,323

Variation margin on futures contracts	38,165	—	1,555,827

Expense reimbursement due from Investment Manager	86,207	257,539	—

Total assets	911,919,793	799,779,415	4,626,287,133

Liabilities

Due upon return of securities on loan	1,991,799	—	659,378,074

Unrealized depreciation on swap contracts	—	—	2,383,938

Premiums received on outstanding swap contracts	—	—	929,628

Payable for:

Investments purchased	7,814,403	—	16,496,230

Investments purchased on a delayed delivery basis	51,448,521	—	85,796,635

Capital shares purchased	1,130,957	1,462,101	2,009,388

Dividend distributions to shareholders	—	435	—

Investment management fees	426,845	210,762	1,275,106

Distribution fees	83,134	51,194	151,795

Transfer agent fees	39,903	38,319	185,318

Administration fees	38,559	37,107	184,147

Compensation of board members	41,838	40,520	208,349

Other expenses	96,183	66,228	211,214

Total liabilities	63,112,142	1,906,666	769,209,822

Net assets applicable to outstanding capital stock	$848,807,651	$797,872,749	$3,857,077,311

The accompanying Notes to Financial Statements are an integral part of this statement.

178	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Cash Management Fund	Columbia Variable Portfolio – Diversified Bond Fund
Represented by

Paid-in capital	$—	$800,433,389	$3,609,819,134

Undistributed (excess of distributions over) net investment income	—	(28,640)	77,344,516

Accumulated net realized gain (loss)	—	(2,532,000)	48,009,584

Unrealized appreciation (depreciation) on:

Investments	—	—	124,666,673

Foreign currency translations	—	—	4,336

Futures contracts	—	—	(1,057,698)

Swap contracts	—	—	(1,709,234)

Partners’ capital	848,807,651	—	—

Total — representing net assets applicable to outstanding capital stock	$848,807,651	$797,872,749	$3,857,077,311

* Value of securities on loan	$2,009,077	$—	$762,404,917

Class 1

Net assets	$—	$295,969,245	$2,341,319,067

Shares outstanding	—	295,938,295	215,937,261

Net asset value per share	$—	$1.00	$10.84

Class 2

Net assets	$—	$7,827,650	$21,193,561

Shares outstanding	—	7,827,441	1,959,667

Net asset value per share	$—	$1.00	$10.81

Class 3

Net assets	$848,807,651	$494,075,854	$1,494,564,683

Shares outstanding	55,932,748	494,039,904	137,695,515

Net asset value per share	$15.18	$1.00	$10.85

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	179

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Dynamic Equity Fund	Columbia Variable Portfolio – Emerging Markets Opportunity Fund	Columbia Variable Portfolio – Global Bond Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $1,099,598,326, $836,299,041 and $1,337,569,702)	$1,232,684,683	$871,328,211	$1,437,030,007

Affiliated issuers (identified cost $11,793,120, $28,441,110 and $101,988,431)	11,793,120	28,441,110	101,988,431

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $17,255,312, $— and $18,989,984)	17,255,312	—	18,989,984

Total investments (identified cost $1,128,646,758, $864,740,151 and $1,458,548,117)	1,261,733,115	899,769,321	1,558,008,422

Cash	—	—	161,975

Foreign currency (identified cost $21,620, $5,528,619 and $15,587,727)	21,912	5,491,415	15,078,694

Margin deposits on futures contracts	—	—	2,699,736

Unrealized appreciation on forward foreign currency exchange contracts	—	—	8,651,107

Receivable for:

Investments sold	4,161,554	14,730,281	1,048,532

Capital shares sold	488	72,524	266,476

Dividends	829,789	1,476,678	9,625

Interest	196,694	5,125	17,928,889

Reclaims	12,820	11,620	464,033

Variation margin on futures contracts	365,500	—	8,447

Expense reimbursement due from Investment Manager	—	48,283	—

Total assets	1,267,321,872	921,605,247	1,604,325,936

Liabilities

Due upon return of securities on loan	17,255,312	—	18,989,984

Unrealized depreciation on forward foreign currency exchange contracts	—	—	7,708,245

Payable for:

Investments purchased	2,730,162	2,552,426	100,380

Investments purchased on a delayed delivery basis	—	—	34,744,735

Capital shares purchased	1,519,448	502,810	1,196,265

Investment management fees	637,125	748,063	682,816

Distribution fees	119,985	35,291	44,070

Foreign capital gains taxes deferred	—	1,652,098	580,859

Transfer agent fees	57,561	41,785	73,959

Administration fees	53,910	54,214	92,231

Compensation of board members	58,430	39,896	68,711

Other expenses	126,656	153,281	75,989

Total liabilities	22,558,589	5,779,864	64,358,244

Net assets applicable to outstanding capital stock	$1,244,763,283	$915,825,383	$1,539,967,692

The accompanying Notes to Financial Statements are an integral part of this statement.

180	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Dynamic Equity Fund	Columbia Variable Portfolio – Emerging Markets Opportunity Fund	Columbia Variable Portfolio – Global Bond Fund
Represented by

Paid-in capital	$ —	$928,838,743	$1,440,740,995

Undistributed (excess of distributions over) net investment income	—	1,969,498	(10,091,413)

Accumulated net realized gain (loss)	—	(48,311,540)	10,489,406

Unrealized appreciation (depreciation) on:

Investments	—	35,029,170	99,460,305

Foreign currency translations	—	(48,390)	(891,925)

Futures contracts	—	—	(101,679)

Forward foreign currency exchange contracts	—	—	942,862

Foreign capital gains tax	—	(1,652,098)	(580,859)

Partners’ capital	1,244,763,283	—	—

Total — representing net assets applicable to outstanding capital stock	$1,244,763,283	$915,825,383	$1,539,967,692

* Value of securities on loan	$17,372,280	$—	$37,238,657

Class 1

Net assets	$6,146	$556,454,256	$1,103,004,375

Shares outstanding	278	39,825,676	93,610,052

Net asset value per share	$22.11	$13.97	$11.78

Class 2

Net assets	$693,904	$6,549,294	$7,283,829

Shares outstanding	31,546	469,761	618,841

Net asset value per share	$22.00	$13.94	$11.77

Class 3

Net assets	$1,244,063,233	$352,821,833	$429,679,488

Shares outstanding	56,443,928	25,261,164	36,453,867

Net asset value per share	$22.04	$13.97	$11.79

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	181

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Global Inflation Protected Securities Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Income Opportunities Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $2,589,099,715, $562,439,044 and $1,081,099,058)	$2,767,444,246	$586,772,700	$1,129,202,786

Affiliated issuers (identified cost $49,399,662, $18,939,611 and $35,205,701)	49,399,662	18,939,611	35,205,701

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $385,614,618, $2,000,000 and $203,876,600)	385,614,618	2,000,000	203,876,600

Repurchase agreements (identified cost $153,306,183, $55,092,208 and $102,191,689)	153,306,183	55,092,208	102,191,689

Total investments (identified cost $3,177,420,178, $638,470,863 and $1,422,373,048)	3,355,764,709	662,804,519	1,470,476,776

Foreign currency (identified cost $5,204,509, $— and $—)	5,316,533	—	—

Margin deposits on futures contracts	3,479,492	—	—

Unrealized appreciation on forward foreign currency exchange contracts	1,655,468	—	—

Receivable for:

Investments sold	28,621,834	7,632,079	17,039,522

Capital shares sold	279,321	—	203,286

Dividends	4,484	2,904	6,854

Interest	17,669,738	10,784,451	18,569,433

Reclaims	7,656	11,984	28,417

Variation margin on futures contracts	594,120	—	—

Expense reimbursement due from Investment Manager	—	37,772	1,942

Total assets	3,413,393,355	681,273,709	1,506,326,230

Liabilities

Disbursements in excess of cash	634,213	—	—

Due upon return of securities on loan	538,920,801	57,092,208	306,068,288

Unrealized depreciation on forward foreign currency exchange contracts	11,971,846	—	—

Payable for:

Investments purchased	9,671,255	3,263,657	252,680

Investments purchased on a delayed delivery basis	—	3,072,224	5,865,480

Capital shares purchased	1,113,980	901,860	47,004

Investment management fees	956,806	279,381	537,149

Distribution fees	32,354	61,260	25,903

Transfer agent fees	138,056	28,886	56,544

Administration fees	143,997	33,276	62,489

Compensation of board members	99,907	31,911	72,004

Other expenses	101,553	64,035	52,992

Total liabilities	563,784,768	64,828,698	313,040,533

Net assets applicable to outstanding capital stock	$2,849,608,587	$616,445,011	$1,193,285,697

The accompanying Notes to Financial Statements are an integral part of this statement.

182	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Global Inflation Protected Securities Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Income Opportunities Fund
Represented by

Paid-in capital	$2,914,042,427	$687,497,571	$1,087,019,640

Undistributed (excess of distributions over) net investment income	(242,619,015)	16,933,857	39,461,293

Accumulated net realized gain (loss)	12,307,223	(112,320,073)	18,701,036

Unrealized appreciation (depreciation) on:

Investments	178,344,531	24,333,656	48,103,728

Foreign currency translations	(168,066)	—	—

Futures contracts	(1,982,135)	—	—

Forward foreign currency exchange contracts	(10,316,378)	—	—

Total — representing net assets applicable to outstanding capital stock	$2,849,608,587	$616,445,011	$1,193,285,697

* Value of securities on loan	$522,037,515	$56,430,550	$301,178,055

Class 1

Net assets	$2,532,421,365	$6,126	$932,918,608

Shares outstanding	273,316,464	917	95,819,171

Net asset value per share	$9.27	$6.68	$9.74

Class 2

Net assets	$6,779,873	$11,347,283	$6,072,886

Shares outstanding	733,965	1,706,235	625,878

Net asset value per share	$9.24	$6.65	$9.70

Class 3

Net assets	$310,407,349	$605,091,602	$254,294,203

Shares outstanding	33,458,123	90,618,698	26,043,336

Net asset value per share	$9.28	$6.68	$9.76

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	183

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	Variable Portfolio – Davis New York Venture Fund	Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $453,206,073, $803,534,798 and $869,393,883)	$473,846,816	$928,377,207	$925,407,746

Affiliated issuers (identified cost $22,681,370, $39,619,342 and $10,663,740)	22,681,370	39,619,342	10,663,740

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $—, $7,000,000 and $—)	—	7,000,000	—

Repurchase agreements (identified cost $32,230,789, $25,436,921 and $8,114,354)	32,230,789	25,436,921	8,114,354

Total investments (identified cost $508,118,232, $875,591,061 and $888,171,977)	528,758,975	1,000,433,470	944,185,840

Foreign currency (identified cost $—, $49,277 and $—)	—	49,277	—

Receivable for:

Investments sold	10,167,350	11,385,712	7,269,381

Capital shares sold	—	108,824	18,758

Dividends	198,451	1,340,788	1,754,030

Interest	4,030	42,091	2,531

Reclaims	—	520,318	11,508

Expense reimbursement due from Investment Manager	8,906	27,966	28,543

Total assets	539,137,712	1,013,908,446	953,270,591

Liabilities

Disbursements in excess of cash	—	14,685	—

Bank overdraft	—	—	259,197

Due upon return of securities on loan	32,230,789	32,436,921	8,114,354

Payable for:

Investments purchased	6,575,131	977,007	8,759,165

Capital shares purchased	470,156	131,799	219,949

Investment management fees	278,844	561,698	550,701

Distribution fees	27,964	5,949	2,059

Transfer agent fees	22,014	46,983	42,976

Administration fees	22,013	44,994	41,376

Compensation of board members	18,433	73,144	16,156

Other expenses	45,811	73,819	30,291

Other liabilities	501,506	—	—

Total liabilities	40,192,661	34,366,999	18,036,224

Net assets applicable to outstanding capital stock	$498,945,051	$979,541,447	$935,234,367

Represented by

Partners’ capital	$498,945,051	$979,541,447	$935,234,367

Total — representing net assets applicable to outstanding capital stock	$498,945,051	$979,541,447	$935,234,367

* Value of securities on loan	$32,269,361	$32,386,100	$8,133,088

The accompanying Notes to Financial Statements are an integral part of this statement.

184	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	Variable Portfolio – Davis New York Venture Fund	Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Class 1

Net assets	$212,435,142	$919,978,895	$916,618,127

Shares outstanding	16,004,153	89,373,707	81,342,515

Net asset value per share	$13.27	$10.29	$11.27

Class 2

Net assets	$769,074	$1,715,195	$2,946,054

Shares outstanding	58,217	167,281	262,772

Net asset value per share	$13.21	$10.25	$11.21

Class 3

Net assets	$285,740,835	$57,847,357	$15,670,186

Shares outstanding	21,586,296	5,633,570	1,393,525

Net asset value per share	$13.24	$10.27	$11.24

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	185

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Variable Portfolio – Partners Small Cap Value Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $1,274,031,901)	$1,434,427,902

Affiliated issuers (identified cost $121,553,107)	121,553,107

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $33,949,394)	33,949,394

Repurchase agreements (identified cost $138,047,619)	138,047,619

Total investments (identified cost $1,567,582,021)	1,727,978,022

Receivable for:

Investments sold	13,151,978

Capital shares sold	150,770

Dividends	1,497,927

Interest	120,622

Reclaims	34,787

Expense reimbursement due from Investment Manager	169,056

Total assets	1,743,103,162

Liabilities

Disbursements in excess of cash	33,622

Due upon return of securities on loan	171,997,013

Payable for:

Investments purchased	14,696,347

Capital shares purchased	5,511,141

Investment management fees	1,074,648

Distribution fees	20,225

Transfer agent fees	70,696

Administration fees	88,425

Compensation of board members	55,402

Other expenses	65,550

Total liabilities	193,613,069

Net assets applicable to outstanding capital stock	$1,549,490,093

Represented by

Partners’ capital	$1,549,490,093

Total — representing net assets applicable to outstanding capital stock	$1,549,490,093

* Value of securities on loan	$172,334,719

The accompanying Notes to Financial Statements are an integral part of this statement.

186	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Variable Portfolio – Partners Small Cap Value Fund

Class 1

Net assets	$1,340,108,720

Shares outstanding	86,911,458

Net asset value per share	$15.42

Class 2

Net assets	$1,159,067

Shares outstanding	75,595

Net asset value per share	$15.33

Class 3

Net assets	$208,222,306

Shares outstanding	13,550,480

Net asset value per share	$15.37

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	187

Columbia Variable Portfolio Funds

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Cash Management Fund	Columbia Variable Portfolio – Diversified Bond Fund
Net investment income
Income:
Dividends	$5,330,104	$ —	$2,051,622
Interest	4,972,838	603,661	85,016,430
Dividends from affiliates	39,447	—	49,672
Income from securities lending — net	66,880	—	918,734
Foreign taxes withheld	(21,121)	—	(16,845)

Total income	10,388,148	603,661	88,019,613

Expenses:
Investment management fees	2,771,492	1,371,333	8,455,571
Distribution fees
Class 2	—	10,268	20,460
Class 3	540,569	329,973	933,498
Transfer agent fees
Class 1	—	88,480	778,029
Class 2	—	2,464	4,910
Class 3	259,466	158,383	448,067
Administration fees	250,276	240,981	1,212,331
Compensation of board members	15,415	20,400	59,994
Custodian fees	8,567	11,445	27,142
Printing and postage fees	123,108	56,323	83,356
Professional fees	17,575	17,011	11,983
Other	40,504	16,744	68,214

Total expenses	4,026,972	2,323,805	12,103,555
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(521,846)	(1,759,892)	—

Total net expenses	3,505,126	563,913	12,103,555

Net investment income (loss)	6,883,022	39,748	75,916,058

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	25,885,414	73,061	99,537,511
Foreign currency translations	(32,149)	—	655
Futures contracts	(182,386)	—	(16,237,759)
Swap contracts	—	—	(8,293,622)

Net realized gain	25,670,879	73,061	75,006,785
Net change in unrealized appreciation (depreciation) on:
Investments	27,679,902	—	(7,626,514)
Foreign currency translations	26,766	—	4,730
Futures contracts	42,685	—	5,303,142
Swap contracts	—	—	(31,061)

Net change in unrealized appreciation (depreciation)	27,749,353	—	(2,349,703)

Net realized and unrealized gain	53,420,232	73,061	72,657,082

Net increase in net assets resulting from operations	$60,303,254	$112,809	$148,573,140

The accompanying Notes to Financial Statements are an integral part of this statement.

188	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Dynamic Equity Fund	Columbia Variable Portfolio – Emerging Markets Opportunity Fund	Columbia Variable Portfolio – Global Bond Fund
Net investment income
Income:
Dividends	$12,898,718	$9,981,974	$—
Interest	—	1,432	30,654,987
Dividends from affiliates	10,862	14,799	90,583
Income from securities lending — net	1,309,466	81,763	66,226
Foreign taxes withheld	(8,376)	(895,320)	(104,215)

Total income	14,210,670	9,184,648	30,707,581

Expenses:
Investment management fees	4,208,486	4,970,553	4,618,975
Distribution fees
Class 2	550	7,383	7,921
Class 3	798,782	237,529	276,844
Transfer agent fees
Class 1	2	162,366	367,512
Class 2	132	1,772	1,901
Class 3	383,405	114,011	132,881
Administration fees	356,912	360,129	623,327
Compensation of board members	23,148	18,247	9,309
Custodian fees	10,554	269,233	69,706
Printing and postage fees	131,715	55,089	26,236
Professional fees	13,354	18,498	21,144
Other	27,422	43,734	29,776

Total expenses	5,954,462	6,258,544	6,185,532
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(331,372)	(72,407)	—

Total net expenses	5,623,090	6,186,137	6,185,532

Net investment income (loss)	8,587,580	2,998,511	24,522,049

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	93,292,251	(32,855,170)	17,823,949
Foreign currency translations	1,342	(444,825)	(2,002,957)
Forward foreign currency exchange contracts	—	(127,379)	1,677,512
Futures contracts	1,496,021	—	2,664,393
Increase from payment by affiliate (see Note 3)	—	493,865	—

Net realized gain (loss)	94,789,614	(32,933,509)	20,162,897
Net change in unrealized appreciation (depreciation) on:
Investments	287,512	67,151,933	(9,050,442)
Foreign currency translations	(1,863)	(59,376)	1,029,309
Forward foreign currency exchange contracts	—	—	(413,939)
Futures contracts	194,215	—	(2,591,237)
Foreign capital gains tax	—	(1,396,996)	192,278

Net change in unrealized appreciation (depreciation)	479,864	65,695,561	(10,834,031)

Net realized and unrealized gain	95,269,478	32,762,052	9,328,866

Net increase in net assets resulting from operations	$103,857,058	$35,760,563	$33,850,915

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	189

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Global Inflation Protected Securities Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Income Opportunities Fund
Net investment income
Income:
Interest	$49,271,220	$22,794,147	$43,705,964
Dividends from affiliates	38,211	16,002	38,043
Income from securities lending — net	453,746	105,669	424,737
Foreign taxes withheld	(4,720)	(23,357)	(59,631)

Total income	49,758,457	22,892,461	44,109,113

Expenses:
Investment management fees	6,071,320	1,779,503	3,559,568
Distribution fees
Class 2	7,043	11,201	6,606
Class 3	196,000	377,822	154,086
Transfer agent fees
Class 1	780,905	2	299,878
Class 2	1,690	2,688	1,585
Class 3	94,077	181,350	73,959
Administration fees	913,917	211,817	412,733
Compensation of board members	39,378	11,296	25,141
Custodian fees	60,734	3,528	11,966
Printing and postage fees	35,616	105,654	32,428
Professional fees	16,414	19,618	24,119
Other	48,527	16,623	18,072

Total expenses	8,265,621	2,721,102	4,620,141
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(57,498)	(38,566)

Total net expenses	8,265,621	2,663,604	4,581,575

Net investment income (loss)	41,492,836	20,228,857	39,527,538

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,617,527	8,372,196	18,931,991
Foreign currency translations	(378,541)	—	—
Forward foreign currency exchange contracts	16,728,844	—	—
Futures contracts	2,527,933	—	—

Net realized gain	27,495,763	8,372,196	18,931,991
Net change in unrealized appreciation (depreciation) on:
Investments	31,305,504	13,947,858	19,376,536
Foreign currency translations	256,984	—	—
Forward foreign currency exchange contracts	(21,772,349)	—	—
Futures contracts	(2,692,416)	—	—

Net change in unrealized appreciation	7,097,723	13,947,858	19,376,536

Net realized and unrealized gain	34,593,486	22,320,054	38,308,527

Net increase in net assets resulting from operations	$76,086,322	$42,548,911	$77,836,065

The accompanying Notes to Financial Statements are an integral part of this statement.

190	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	Variable Portfolio – Davis New York Venture Fund	Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Net investment income
Income:
Dividends	$1,387,433	$12,984,225	$7,820,992
Interest	—	17,393	612
Dividends from affiliates	8,256	46,501	17,291
Income from securities lending — net	86,509	545,852	41,864
Foreign taxes withheld	(989)	(333,438)	(65,660)

Total income	1,481,209	13,260,533	7,815,099

Expenses:
Investment management fees	1,311,815	4,679,799	3,534,354
Distribution fees
Class 2	893	2,000	3,271
Class 3	190,371	38,135	10,027
Transfer agent fees
Class 1	11,972	377,719	270,334
Class 2	214	480	785
Class 3	91,376	18,304	4,810
Administration fees	103,562	367,614	265,367
Compensation of board members	9,713	6,594	15,738
Custodian fees	616	16,919	8,871
Printing and postage fees	50,652	7,302	8,119
Professional fees	15,665	21,904	11,888
Other	11,533	(4,425)	20,786

Total expenses	1,798,382	5,532,345	4,154,350
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(25,877)	(360,009)	(62,318)

Total net expenses	1,772,505	5,172,336	4,092,032

Net investment income (loss)	(291,296)	8,088,197	3,723,067

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	6,202,088	117,783,921	22,495,123
Foreign currency translations	—	(97,671)	—
Forward foreign currency exchange contracts	—	(17,482)	—

Net realized gain	6,202,088	117,668,768	22,495,123
Net change in unrealized appreciation (depreciation) on:
Investments	18,204,730	(41,003,906)	38,729,824
Foreign currency translations	—	(8,304)	—

Net change in unrealized appreciation (depreciation)	18,204,730	(41,012,210)	38,729,824

Net realized and unrealized gain	24,406,818	76,656,558	61,224,947

Net increase in net assets resulting from operations	$24,115,522	$84,744,755	$64,948,014

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	191

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

Variable Portfolio – Partners Small Cap Value Fund
Net investment income
Income:
Dividends	$13,424,498
Dividends from affiliates	93,486
Income from securities lending — net	1,187,432
Foreign taxes withheld	(139,807)

Total income	14,565,609

Expenses:
Investment management fees	7,017,261
Distribution fees
Class 2	1,270
Class 3	136,791
Transfer agent fees
Class 1	396,540
Class 2	305
Class 3	65,658
Administration fees	576,901
Compensation of board members	23,568
Custodian fees	17,616
Printing and postage fees	38,885
Professional fees	11,778
Other	31,052

Total expenses	8,317,625
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(612,720)

Total net expenses	7,704,905

Net investment income (loss)	6,860,704

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	35,056,808

Net realized gain	35,056,808
Net change in unrealized appreciation (depreciation) on:
Investments	40,350,841

Net change in unrealized appreciation	40,350,841

Net realized and unrealized gain	75,407,649

Net increase in net assets resulting from operations	$82,268,353

The accompanying Notes to Financial Statements are an integral part of this statement.

192	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets

	Columbia Variable Portfolio – Balanced Fund		Columbia Variable Portfolio – Cash Management Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$6,883,022	$16,455,950	$39,748	$77,176

Net realized gain	25,670,879	146,857,608	73,061	141

Net change in unrealized appreciation (depreciation)	27,749,353	(140,794,606)	—	—

Net increase in net assets resulting from operations	60,303,254	22,518,952	112,809	77,317

Distributions to shareholders

Net investment income

Class 1	—	—	(14,765)	(23,478)

Class 2	—	—	(408)	(679)

Class 3	—	—	(26,374)	(57,864)

Total distributions to shareholders	—	—	(41,547)	(82,021)

Increase (decrease) in net assets from share transactions	(58,376,056)	(135,638,494)	(75,053,740)	34,558,775

Total increase (decrease) in net assets	1,927,198	(113,119,542)	(74,982,478)	34,554,071

Net assets at beginning of period	846,880,453	959,999,995	872,855,227	838,301,156

Net assets at end of period	$848,807,651	$846,880,453	$797,872,749	$872,855,227

Undistributed (excess of distributions over) net investment income	$ —	$ —	$(28,640)	$(26,841)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	193

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Diversified Bond Fund		Columbia Variable Portfolio – Dynamic Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$75,916,058	$144,052,820	$8,587,580	$19,023,052

Net realized gain	75,006,785	116,494,302	94,789,614	115,159,850

Net change in unrealized appreciation (depreciation)	(2,349,703)	288,041	479,864	(65,001,880)

Net increase in net assets resulting from operations	148,573,140	260,835,163	103,857,058	69,181,022

Distributions to shareholders

Net investment income

Class 1	(93,579,698)	(114,579,865)	—	—

Class 2	(816,164)	(342,058)	—	—

Class 3	(58,010,788)	(70,652,183)	—	—

Net realized gains

Class 1	(60,504,098)	—	—	—

Class 2	(545,522)	—	—	—

Class 3	(38,685,469)	—	—	—

Total distributions to shareholders	(252,141,739)	(185,574,106)	—	—

Increase (decrease) in net assets from share transactions	(127,569,936)	73,207,183	(88,463,687)	(212,851,938)

Total increase (decrease) in net assets	(231,138,535)	148,468,240	15,393,371	(143,670,916)

Net assets at beginning of period	4,088,215,846	3,939,747,606	1,229,369,912	1,373,040,828

Net assets at end of period	$3,857,077,311	$4,088,215,846	$1,244,763,283	$1,229,369,912

Undistributed (excess of distributions over) net investment income	$77,344,516	$153,835,108	$ —	$ —

The accompanying Notes to Financial Statements are an integral part of this statement.

194	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Emerging Markets Opportunity Fund		Columbia Variable Portfolio – Global Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$2,998,511	$8,740,019	$24,522,049	$53,467,322

Net realized gain (loss)	(32,933,509)	22,359,471	20,162,897	7,008,176

Net change in unrealized appreciation (depreciation)	65,695,561	(248,751,705)	(10,834,031)	19,567,775

Net increase (decrease) in net assets resulting from operations	35,760,563	(217,652,215)	33,850,915	80,043,273

Distributions to shareholders

Net investment income

Class 1	(762,124)	(6,367,202)	(26,023,688)	(35,940,252)

Class 2	(1,716)	(41,216)	(126,019)	(113,705)

Class 3	(236,157)	(5,363,860)	(8,849,106)	(13,946,863)

Net realized gains

Class 1	(13,171,744)	(7,491,439)	(5,862,172)	(5,911,561)

Class 2	(154,582)	(61,068)	(38,512)	(17,771)

Class 3	(8,380,498)	(7,110,572)	(2,288,995)	(2,404,742)

Total distributions to shareholders	(22,706,821)	(26,435,357)	(43,188,492)	(58,334,894)

Increase (decrease) in net assets from share transactions	29,007,525	68,171,731	(109,972,427)	28,781,833

Total increase (decrease) in net assets	42,061,267	(175,915,841)	(119,310,004)	50,490,212

Net assets at beginning of period	873,764,116	1,049,679,957	1,659,277,696	1,608,787,484

Net assets at end of period	$915,825,383	$873,764,116	$1,539,967,692	$1,659,277,696

Undistributed (excess of distributions over) net investment income	$1,969,498	$(29,016)	$(10,091,413)	$385,351

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	195

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Global Inflation Protected Securities Fund		Columbia Variable Portfolio – High Yield Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$41,492,836	$103,843,355	$20,228,857	$45,709,469

Net realized gain	27,495,763	23,671,321	8,372,196	22,560,597

Net change in unrealized appreciation (depreciation)	7,097,723	140,683,552	13,947,858	(32,727,317)

Net increase in net assets resulting from operations	76,086,322	268,198,228	42,548,911	35,542,749

Distributions to shareholders

Net investment income

Class 1	(114,494,228)	(184,555,714)	(461)	(461)

Class 2	(299,653)	(217,071)	(841,185)	(452,123)

Class 3	(13,664,471)	(23,200,635)	(44,893,819)	(52,697,933)

Net realized gains

Class 1	(31,289,868)	(31,337,409)	—	—

Class 2	(84,746)	(37,182)	—	—

Class 3	(3,842,490)	(4,014,580)	—	—

Total distributions to shareholders	(163,675,456)	(243,362,591)	(45,735,465)	(53,150,517)

Increase (decrease) in net assets from share transactions	65,452,631	305,640,633	16,380,816	(59,058,497)

Total increase (decrease) in net assets	(22,136,503)	330,476,270	13,194,262	(76,666,265)

Net assets at beginning of period	2,871,745,090	2,541,268,820	603,250,749	679,917,014

Net assets at end of period	$2,849,608,587	$2,871,745,090	$616,445,011	$603,250,749

Undistributed (excess of distributions over) net investment income	$(242,619,015)	$(155,653,499)	$16,933,857	$42,440,465

The accompanying Notes to Financial Statements are an integral part of this statement.

196	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Income Opportunities Fund		Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income (loss)	$39,527,538	$79,437,383	$(291,296)	$(730,971)

Net realized gain	18,931,991	24,846,252	6,202,088	4,730,062

Net change in unrealized appreciation (depreciation)	19,376,536	(32,889,060)	18,204,730	(58,854,010)

Net increase (decrease) in net assets resulting from operations	77,836,065	71,394,575	24,115,522	(54,854,919)

Distributions to shareholders

Net investment income

Class 1	(62,367,943)	(86,977,623)	—	—

Class 2	(396,906)	(260,487)	—	—

Class 3	(16,687,935)	(22,472,230)	—	—

Net realized gains

Class 1	(19,040,291)	(25,720,685)	—	—

Class 2	(124,341)	(77,521)	—	—

Class 3	(5,182,451)	(6,744,390)	—	—

Total distributions to shareholders	(103,799,867)	(142,252,936)	—	—

Increase (decrease) in net assets from share transactions	(5,103,893)	200,334,136	182,137,155	(60,537,523)

Total increase (decrease) in net assets	(31,067,695)	129,475,775	206,252,677	(115,392,442)

Net assets at beginning of period	1,224,353,392	1,094,877,617	292,692,374	408,084,816

Net assets at end of period	$1,193,285,697	$1,224,353,392	$498,945,051	$292,692,374

Undistributed (excess of distributions over) net investment income	$39,461,293	$79,386,539	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	197

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Davis New York Venture Fund		Variable Portfolio – Goldman Sachs Mid Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$8,088,197	$13,271,519	$3,723,067	$6,905,508

Net realized gain	117,668,768	75,883,698	22,495,123	43,788,244

Net change in unrealized appreciation (depreciation)	(41,012,210)	(132,065,429)	38,729,824	(108,756,533)

Net increase (decrease) in net assets resulting from operations	84,744,755	(42,910,212)	64,948,014	(58,062,781)

Increase (decrease) in net assets from share transactions	(444,455,640)	(46,432,652)	12,841,165	11,991,638

Total increase (decrease) in net assets	(359,710,885)	(89,342,864)	77,789,179	(46,071,143)

Net assets at beginning of period	1,339,252,332	1,428,595,196	857,445,188	903,516,331

Net assets at end of period	$979,541,447	$1,339,252,332	$935,234,367	$857,445,188

The accompanying Notes to Financial Statements are an integral part of this statement.

198	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Partners Small Cap Value Fund
	Six months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$6,860,704	$5,136,216

Net realized gain	35,056,808	113,813,380

Net change in unrealized appreciation (depreciation)	40,350,841	(177,706,865)

Net increase (decrease) in net assets resulting from operations	82,268,353	(58,757,269)

Increase (decrease) in net assets from share transactions	(14,685,253)	87,463,674

Total increase in net assets	67,583,100	28,706,405

Net assets at beginning of period	1,481,906,993	1,453,200,588

Net assets at end of period	$1,549,490,093	$1,481,906,993

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	199

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Balanced Fund				Columbia Variable Portfolio – Cash Management Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	—	—	—	—	21,123,799	21,123,799	75,731,298	75,731,299

Distributions reinvested	—	—	—	—	14,758	14,758	23,381	23,381

Redemptions	—	—	—	—	(8,376,990)	(8,376,990)	(5,404,333)	(5,404,333)

Net increase	—	—	—	—	12,761,567	12,761,567	70,350,346	70,350,347

Class 2 shares

Subscriptions	—	—	—	—	4,355,313	4,355,313	18,328,306	18,328,306

Distributions reinvested	—	—	—	—	411	411	675	675

Redemptions	—	—	—	—	(6,302,822)	(6,302,822)	(12,383,918)	(12,383,918)

Net increase (decrease)	—	—	—	—	(1,947,098)	(1,947,098)	5,945,063	5,945,063

Class 3 Shares

Subscriptions	34,934	522,661	91,761	1,295,284	14,656,794	14,656,794	239,204,957	239,204,957

Distributions reinvested	—	—	—	—	26,422	26,422	57,716	57,716

Redemptions	(3,918,723)	(58,898,717)	(9,688,543)	(136,933,778)	(100,551,425)	(100,551,425)	(280,999,308)	(280,999,308)

Net (decrease)	(3,883,789)	(58,376,056)	(9,596,782)	(135,638,494)	(85,868,209)	(85,868,209)	(41,736,635)	(41,736,635)

Total net increase (decrease)	(3,883,789)	(58,376,056)	(9,596,782)	(135,638,494)	(75,053,740)	(75,053,740)	34,558,774	34,558,775

The accompanying Notes to Financial Statements are an integral part of this statement.

200	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Diversified Bond Fund				Columbia Variable Portfolio – Dynamic Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	11,200,506	127,594,858	29,082,202	321,675,066	—	—	—	—

Distributions reinvested	14,188,195	154,083,796	10,658,592	114,579,865	—	—	—	—

Redemptions	(38,550,765)	(444,427,662)	(12,855,411)	(141,510,760)	—	—	—	—

Net increase (decrease)	(13,162,064)	(162,749,008)	26,885,383	294,744,171	—	—	—	—

Class 2 shares

Subscriptions	710,782	8,108,525	1,048,529	11,593,440	20,798	460,229	12,021	236,475

Distributions reinvested	125,733	1,361,686	31,849	342,058	—	—	—	—

Redemptions	(94,169)	(1,069,263)	(174,432)	(1,927,783)	(1,773)	(39,660)	(1,172)	(23,872)

Net increase	742,346	8,400,948	905,946	10,007,715	19,025	420,569	10,849	212,603

Class 3 Shares

Subscriptions	711,745	8,144,360	1,350,292	14,933,648	27,037	598,954	71,168	1,419,281

Distributions reinvested	8,895,700	96,696,257	6,566,188	70,652,183	—	—	—	—

Redemptions	(6,854,053)	(78,062,493)	(28,622,578)	(317,130,534)	(4,053,024)	(89,483,210)	(10,665,575)	(214,483,822)

Net increase (decrease)	2,753,392	26,778,124	(20,706,098)	(231,544,703)	(4,025,987)	(88,884,256)	(10,594,407)	(213,064,541)

Total net increase (decrease)	(9,666,326)	(127,569,936)	7,085,231	73,207,183	(4,006,962)	(88,463,687)	(10,583,558)	(212,851,938)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	201

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Emerging Markets Opportunity Fund				Columbia Variable Portfolio – Global Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	3,466,862	48,250,369	8,996,574	137,536,116	8,415,136	100,676,961	10,942,435	129,524,492

Distributions reinvested	1,033,670	13,933,867	834,733	13,858,641	2,708,621	31,885,860	3,529,002	41,851,813

Redemptions	(894,293)	(13,092,110)	(938,043)	(15,607,781)	(18,616,950)	(219,912,078)	(6,295,656)	(75,390,873)

Net increase (decrease)	3,606,239	49,092,126	8,893,264	135,786,976	(7,493,193)	(87,349,257)	8,175,781	95,985,432

Class 2 shares

Subscriptions	141,043	2,103,356	252,067	4,166,338	163,714	1,946,803	338,557	4,045,135

Distributions reinvested	11,621	156,298	6,162	102,284	13,992	164,531	11,101	131,476

Redemptions	(18,975)	(285,503)	(36,583)	(603,036)	(30,183)	(359,819)	(34,604)	(410,319)

Net increase	133,689	1,974,151	221,646	3,665,586	147,523	1,751,515	315,054	3,766,292

Class 3 Shares

Subscriptions	55,592	799,635	666,893	10,244,825	162,952	1,940,996	265,379	3,151,563

Distributions reinvested	639,692	8,616,655	744,640	12,474,432	946,267	11,138,101	1,377,886	16,351,605

Redemptions	(2,113,029)	(31,475,042)	(5,800,594)	(94,000,088)	(3,146,224)	(37,453,782)	(7,604,668)	(90,473,059)

Net (decrease)	(1,417,745)	(22,058,752)	(4,389,061)	(71,280,831)	(2,037,005)	(24,374,685)	(5,961,403)	(70,969,891)

Total net increase (decrease)	2,322,183	29,007,525	4,725,849	68,171,731	(9,382,675)	(109,972,427)	2,529,432	28,781,833

The accompanying Notes to Financial Statements are an integral part of this statement.

202	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Global Inflation Protected Securities Fund				Columbia Variable Portfolio – High Yield Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	14,085,545	136,103,207	26,535,777	252,314,866	—	—	—	—

Distributions reinvested	15,675,709	145,784,095	23,802,990	215,893,123	69	461	70	461

Redemptions	(22,248,264)	(218,664,366)	(16,187,306)	(152,297,760)	—	—	—	—

Net increase	7,512,990	63,222,936	34,151,461	315,910,229	69	461	70	461

Class 2 shares

Subscriptions	226,507	2,194,222	423,963	4,041,546	573,027	4,029,892	755,109	5,271,082

Distributions reinvested	41,467	384,399	28,063	254,253	127,067	841,185	68,503	452,123

Redemptions	(59,206)	(566,650)	(55,628)	(527,599)	(21,390)	(150,029)	(103,910)	(693,694)

Net increase	208,768	2,011,971	396,398	3,768,200	678,704	4,721,048	719,702	5,029,511

Class 3 Shares

Subscriptions	509,122	4,922,678	1,882,842	17,804,431	375,838	2,628,631	1,055,035	7,120,723

Distributions reinvested	1,880,447	17,506,961	2,997,270	27,215,215	6,750,950	44,893,819	7,960,413	52,697,933

Redemptions	(2,293,061)	(22,211,915)	(6,209,574)	(59,057,442)	(5,102,356)	(35,863,143)	(18,188,231)	(123,907,125)

Net increase (decrease)	96,508	217,724	(1,329,462)	(14,037,796)	2,024,432	11,659,307	(9,172,783)	(64,088,469)

Total net increase (decrease)	7,818,266	65,452,631	33,218,397	305,640,633	2,703,205	16,380,816	(8,453,011)	(59,058,497)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	203

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Income Opportunities Fund				Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	2,570,678	26,887,773	11,608,987	122,540,120	16,019,803	210,449,889	—	—

Distributions reinvested	8,401,263	81,408,234	11,511,574	112,698,308	—	—	—	—

Redemptions	(13,286,845)	(139,418,925)	(3,780,647)	(37,763,931)	(16,026)	(209,914)	—	—

Net increase (decrease)	(2,314,904)	(31,122,918)	19,339,914	197,474,497	16,003,777	210,239,975	—	—

Class 2 shares

Subscriptions	170,521	1,767,862	414,909	4,252,401	13,717	188,814	50,334	714,941

Distributions reinvested	53,959	521,247	34,632	338,008	—	—	—	—

Redemptions	(69,837)	(722,921)	(65,369)	(638,343)	(1,882)	(25,321)	(13,170)	(160,583)

Net increase	154,643	1,566,188	384,172	3,952,066	11,835	163,493	37,164	554,358

Class 3 Shares

Subscriptions	1,048,664	10,893,124	830,004	8,532,965	13,489	182,461	121,203	1,730,268

Distributions reinvested	2,250,040	21,870,386	2,978,249	29,216,620	—	—	—	—

Redemptions	(796,343)	(8,310,673)	(3,779,059)	(38,842,012)	(2,100,169)	(28,448,774)	(4,522,176)	(62,822,149)

Net increase (decrease)	2,502,361	24,452,837	29,194	(1,092,427)	(2,086,680)	(28,266,313)	(4,400,973)	(61,091,881)

Total net increase (decrease)	342,100	(5,103,893)	19,753,280	200,334,136	13,928,932	182,137,155	(4,363,809)	(60,537,523)

The accompanying Notes to Financial Statements are an integral part of this statement.

204	Semiannual Report 2012

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Davis New York Venture Fund				Variable Portfolio – Goldman Sachs Mid Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,263,181	12,896,726	12,706,019	123,731,638	2,868,204	31,624,805	2,233,065	25,879,040

Redemptions	(44,149,422)	(450,267,992)	(15,342,208)	(154,921,160)	(1,700,558)	(18,988,566)	(1,354,430)	(15,660,039)

Net increase (decrease)	(42,886,241)	(437,371,266)	(2,636,189)	(31,189,522)	1,167,646	12,636,239	878,635	10,219,001

Class 2 shares

Subscriptions	45,528	467,972	108,395	1,075,832	89,313	1,012,329	220,586	2,462,455

Redemptions	(16,416)	(166,480)	(17,414)	(167,838)	(24,568)	(279,014)	(69,744)	(724,971)

Net increase	29,112	301,492	90,981	907,994	64,745	733,315	150,842	1,737,484

Class 3 Shares

Subscriptions	24,117	249,359	247,115	2,433,059	83,728	942,533	217,128	2,446,207

Redemptions	(743,689)	(7,635,225)	(1,878,985)	(18,584,183)	(130,406)	(1,470,922)	(217,473)	(2,411,054)

Net (decrease)	(719,572)	(7,385,866)	(1,631,870)	(16,151,124)	(46,678)	(528,389)	(345)	35,153

Total net increase (decrease)	(43,576,701)	(444,455,640)	(4,177,078)	(46,432,652)	1,185,713	12,841,165	1,029,132	11,991,638

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	205

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Partners Small Cap Value Fund
	Six months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	2,898,851	43,312,929	11,831,299	171,884,024

Redemptions	(2,176,947)	(33,771,420)	(2,129,505)	(32,279,608)

Net increase	721,904	9,541,509	9,701,794	139,604,416

Class 2 shares

Subscriptions	23,580	367,317	67,360	1,036,924

Redemptions	(3,233)	(49,566)	(43,876)	(624,946)

Net increase	20,347	317,751	23,484	411,978

Class 3 Shares

Subscriptions	70,512	1,098,305	263,596	3,727,706

Redemptions	(1,651,712)	(25,642,818)	(3,751,548)	(56,280,426)

Net (decrease)	(1,581,200)	(24,544,513)	(3,487,952)	(52,552,720)

Total net increase (decrease)	(838,949)	(14,685,253)	6,237,326	87,463,674

The accompanying Notes to Financial Statements are an integral part of this statement.

206	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio – Balanced Fund

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts of the Funds, except Columbia VP – Cash Management Fund, are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 3	(Unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$14.16	$13.83	$12.29	$9.89	$15.09	$15.61

Income from investment operations:

Net investment income (loss)	0.12	0.25	0.27	0.29	0.46	0.43

Net realized and unrealized gain (loss)	0.90	0.08	1.27	2.11	(4.72)	(0.16)

Total from investment operations	1.02	0.33	1.54	2.40	(4.26)	0.27

Less distributions to shareholders:
Net investment income	—	—	—	—	(0.03)	(0.45)

Net realized gains	—	—	—	—	(0.91)	(0.34)

Total distributions to shareholders	—	—	—	—	(0.94)	(0.79)

Net asset value, end of period	$15.18	$14.16	$13.83	$12.29	$9.89	$15.09

Total return	7.20%	2.39%	12.53%	24.23%	(29.92%)	1.74%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.93%(b)	0.90%	0.83%	0.73%	0.71%	0.80%

Net expenses after fees waived or expenses reimbursed(c)	0.81%(b)	0.83%	0.83%	0.73%	0.71%	0.80%

Net investment income	1.59%(b)	1.81%	2.15%	2.75%	3.27%	2.65%

Supplemental data

Net assets, end of period (in thousands)	$848,808	$846,880	$960,000	$1,016,394	$920,800	$1,731,335

Portfolio turnover(d)	58%	192%	156%	208%	131%	118%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35%, 168%, 96%, 164% and 82% for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	207

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Cash Management Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income	0.00(b)	0.00(b)	0.00(b)

Net realized and unrealized gain	0.00(b)	0.00(b)	0.00(b)

Increase from payments by affiliate	—	—	0.00(b)

Total from investment operations	0.00(b)	0.00(b)	0.00(b)

Less distributions to shareholders:

Net investment income	(0.00)(b)	(0.00)(b)	(0.00)(b)

Total distributions to shareholders	(0.00)(b)	(0.00)(b)	(0.00)(b)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	0.00%(c)	0.01%	0.01%(d)

Ratios to average net assets

Expenses prior to fees waived or expenses reimbursed	0.48%(e)	0.47%	0.51%(e)

Net expenses after fees waived or expenses reimbursed(f)	0.14%(e)	0.15%	0.23%(e)

Net investment income	0.01%(e)	0.01%	0.01%(e)

Supplemental data

Net assets, end of period (in thousands)	$295,969	$283,185	$212,830

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	Rounds to less than 0.01%.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

208	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Cash Management Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income	0.00(b)	0.00(b)	0.00(b)

Net realized and unrealized gain	0.00(b)	0.00(b)	0.00(b)

Increase from payments by affiliate	—	—	0.00(b)

Total from investment operations	0.00(b)	0.00(b)	0.00(b)

Less distributions to shareholders:

Net investment income	(0.00)(b)	(0.00)(b)	(0.00)(b)

Total distributions to shareholders	(0.00)(b)	(0.00)(b)	(0.00)(b)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	0.00%(c)	0.01%	0.02%

Ratios to average net assets

Expenses prior to fees waived or expenses reimbursed	0.73%(d)	0.71%	0.76%(d)

Net expenses after fees waived or expenses reimbursed(e)	0.14%(d)	0.15%	0.23%(d)

Net investment income	0.01%(d)	0.01%	0.00%(c)(d)

Supplemental data

Net assets, end of period (in thousands)	$7,828	$9,774	$3,829

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	Rounds to less than 0.01%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	209

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Cash Management Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 3	(Unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income (loss)	0.00(a)	0.00(a)	0.00(a)	0.00(a)	0.02	0.05

Net realized and unrealized gain	0.00(a)	0.00(a)	0.00(a)	0.00(a)	0.00(a)	—

Increase from payments by affiliate	—	—	0.00(a)	0.00(a)	0.00(a)	—

Total from investment operations	0.00(a)	0.00(a)	0.00(a)	0.00(a)	0.02	0.05

Less distributions to shareholders:

Net investment income	(0.00)(a)	(0.00)(a)	(0.00)(a)	(0.00)(a)	(0.02)	(0.05)

Total distributions to shareholders	(0.00)(a)	(0.00)(a)	(0.00)(a)	(0.00)(a)	(0.02)	(0.05)

Proceeds from regulatory settlements	—	—	—	(0.00)(a)	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%(b)	0.01%	0.01%(c)	0.16%(d)	2.31%(e)	4.75%

Ratios to average net assets

Expenses prior to fees waived or expenses reimbursed	0.60%(f)	0.59%	0.62%	0.64%	0.62%	0.60%

Net expenses after fees waived or expenses reimbursed(g)	0.13%(f)	0.16%	0.22%	0.47%(h)	0.62%(h)	0.60%

Net investment income	0.01%(f)	0.01%	0.01%	0.07%	2.27%	4.72%

Supplemental data

Net assets, end of period (in thousands)	$494,076	$579,896	$621,642	$959,022	$1,672,805	$1,337,525

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	Rounds to less than 0.01%.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.28%.

(d)	During the year ended December 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.

(e)	During the year ended December 31, 2008, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.57%.

(f)	Annualized.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

The accompanying Notes to Financial Statements are an integral part of this statement.

210	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$11.19		$11.00		$11.14

Income from investment operations:

Net investment income	0.21		0.40		0.28

Net realized and unrealized gain	0.20		0.32		0.23

Total from investment operations	0.41		0.72		0.51

Less distributions to shareholders:

Net investment income	(0.46)		(0.53)		(0.65)

Net realized gains	(0.30)		—		—

Total distributions to shareholders	(0.76)		(0.53)		(0.65)

Net asset value, end of period	$10.84		$11.19		$11.00

Total return	3.69%		6.75%		4.73%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.54%	(c)	0.55%		0.61%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.54%	(c)	0.55%		0.61%	(c)

Net investment income	3.75%	(c)	3.66%		3.94%	(c)

Supplemental data

Net assets, end of period (in thousands)	$2,341,319		$2,563,889		$2,224,176

Portfolio turnover	77%	(e)	330%	(e)	382%	(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77%, 226% and 256% for the six months ended June 30, 2012 and the years ended December 31, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	211

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$11.16		$10.99		$11.14

Income from investment operations:

Net investment income	0.20		0.38		0.25

Net realized and unrealized gain	0.20		0.31		0.24

Total from investment operations	0.40		0.69		0.49

Less distributions to shareholders:

Net investment income	(0.45)		(0.52)		(0.64)

Net realized gains	(0.30)		—		—

Total distributions to shareholders	(0.75)		(0.52)		(0.64)

Net asset value, end of period	$10.81		$11.16		$10.99

Total return	3.56%		6.47%		4.60%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.79%	(c)	0.80%		0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79%	(c)	0.80%		0.85%	(c)

Net investment income	3.50%	(c)	3.47%		3.44%	(c)

Supplemental data

Net assets, end of period (in thousands)	$21,194		$13,590		$3,422

Portfolio turnover	77%	(e)	330%	(e)	382%	(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77%, 226% and 256% for the six months ended June 30, 2012 and the years ended December 31, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

212	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$11.20		$11.00		$10.76		$9.80		$10.50		$10.47

Income from investment operations:

Net investment income (loss)	0.21		0.39		0.40		0.43		0.50		0.50

Net realized and unrealized gain (loss)	0.19		0.32		0.48		0.95		(1.15)		0.03

Total from investment operations	0.40		0.71		0.88		1.38		(0.65)		0.53

Less distributions to shareholders:

Net investment income	(0.45)		(0.51)		(0.64)		(0.42)		(0.05)		(0.49)

Net realized gains	(0.30)		—		—		—		—		—

Tax return of capital	—		—		—		—		—		(0.01)

Total distributions to shareholders	(0.75)		(0.51)		(0.64)		(0.42)		(0.05)		(0.50)

Net asset value, end of period	$10.85		$11.20		$11.00		$10.76		$9.80		$10.50

Total return	3.56%		6.68%		8.33%		14.42%		(6.32%)		5.20%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.67%	(b)	0.68%		0.71%		0.71%		0.72%		0.74%

Net expenses after fees waived or expenses reimbursed(c)	0.67%	(b)	0.68%		0.71%		0.71%		0.72%		0.74%

Net investment income	3.62%	(b)	3.53%		3.62%		4.12%		4.77%		4.79%

Supplemental data

Net assets, end of period (in thousands)	$1,494,565		$1,510,737		$1,712,149		$5,577,210		$4,479,609		$4,353,396

Portfolio turnover	77%	(d)	330%	(d)	382%	(d)	434%	(d)	231%	(d)	289%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77%, 226%, 256%, 308% and 102% for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	213

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$20.38	$19.34	$18.00

Income from investment operations:

Net investment income	0.16	0.32	0.20

Net realized and unrealized gain	1.57	0.72	1.14

Total from investment operations	1.73	1.04	1.34

Net asset value, end of period	$22.11	$20.38	$19.34

Total return	8.49%	5.38%	7.45%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.81%(c)	0.85%	0.84%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.75%(c)	0.78%	0.84%	(c)

Net investment income	1.47%(c)	1.60%	1.77%	(c)

Supplemental data

Net assets, end of period (in thousands)	$6	$6	$5

Portfolio turnover	43%	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

214	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$20.30	$19.32	$18.00

Income from investment operations:

Net investment income	0.13	0.32	0.17

Net realized and unrealized gain	1.57	0.66	1.15

Total from investment operations	1.70	0.98	1.32

Net asset value, end of period	$22.00	$20.30	$19.32

Total return	8.37%	5.07%	7.33%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.06%(c)	1.08%	1.11%(c)

Net expenses after fees waived or expenses reimbursed(d)	1.01%(c)	1.00%	1.11%(c)

Net investment income	1.21%(c)	1.61%	1.46%(c)

Supplemental data

Net assets, end of period (in thousands)	$694	$254	$32

Portfolio turnover	43%	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	215

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$20.33		$19.32	$16.46	$13.26	$25.27	$25.04

Income from investment operations:

Net investment income (loss)	0.15		0.29	0.23	0.26	0.38	0.35

Net realized and unrealized gain (loss)	1.56		0.72	2.63	2.94	(10.22)	0.39

Total from investment operations	1.71		1.01	2.86	3.20	(9.84)	0.74

Less distributions to shareholders:

Net investment income	—		—	—	—	(0.04)	(0.34)

Net realized gains	—		—	—	—	(2.13)	(0.17)

Total distributions to shareholders	—		—	—	—	(2.17)	(0.51)

Net asset value, end of period	$22.04		$20.33	$19.32	$16.46	$13.26	$25.27

Total return	8.41%		5.23%	17.37%	24.13%	(42.16%)	2.93%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.93%	(b)	0.96%	0.94%	0.71%	0.72%	0.86%

Net expenses after fees waived or expenses reimbursed(c)	0.88%	(b)	0.91%	0.94%	0.71%	0.72%	0.86%

Net investment income	1.34%	(b)	1.45%	1.36%	1.87%	1.77%	1.29%

Supplemental data

Net assets, end of period (in thousands)	$1,244,063		$1,229,110	$1,373,003	$1,393,213	$1,348,591	$3,023,361

Portfolio turnover	43%		57%	87%	70%	109%	66%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

216	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$13.82		$17.95	$15.68

Income from investment operations:

Net investment income	0.05		0.15	0.07

Net realized and unrealized gain (loss)	0.45		(3.83)	2.33

Increase from payments by affiliate	0.01		—	—

Total from investment operations	0.51		(3.68)	2.40

Less distributions to shareholders:

Net investment income	(0.02)		(0.20)	(0.13)

Net realized gains	(0.34)		(0.25)	—

Total distributions to shareholders	(0.36)		(0.45)	(0.13)

Net asset value, end of period	$13.97		$13.82	$17.95

Total return	3.78%	(b)	(20.90%)	15.48%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.30%	(d)	1.32%	1.37%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.28%	(d)	1.32%	1.37%	(d)

Net investment income	0.71%	(d)	0.96%	0.71%	(d)

Supplemental data

Net assets, end of period (in thousands)	$556,454		$500,581	$490,399

Portfolio turnover	72%		100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	During the six months ended June 30, 2012, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by ..06%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	217

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.79	$17.92	$15.68

Income from investment operations:

Net investment income (loss)	0.04	0.12	(0.04)

Net realized and unrealized gain (loss)	0.44	(3.83)	2.41

Increase from payments by affiliate	0.01	—	—

Total from investment operations	0.49	(3.71)	2.37

Less distributions to shareholders:

Net investment income	(0.00)(b)	(0.17)	(0.13)

Net realized gains	(0.34)	(0.25)	—

Total distributions to shareholders	(0.34)	(0.42)	(0.13)

Net asset value, end of period	$13.94	$13.79	$17.92

Total return	3.67%(c)	(21.10%)	15.24%

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed	1.55%(e)	1.57%	1.56%(e)

Net expenses after fees waived or expenses reimbursed(f)	1.53%(e)	1.57%	1.56%(e)

Net investment income (loss)	0.53%(e)	0.78%	(0.33%)(e)

Supplemental data

Net assets, end of period (in thousands)	$6,549	$4,635	$2,050

Portfolio turnover	72%	100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the six months ended June 30, 2012, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by ..06%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

218	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009		2008	2007
Per share data
Net asset value, beginning of period	$13.81		$17.94	$15.20	$8.76		$22.49	$17.35

Income from investment operations:

Net investment income (loss)	0.04		0.13	0.11	0.06		0.16	0.14

Net realized and unrealized gain (loss)	0.46		(3.83)	2.85	6.42		(10.66)	6.11

Increase from payments by affiliate	0.01		—	—	—		—	—

Total from investment operations	0.51		(3.70)	2.96	6.48		(10.50)	6.25

Less distributions to shareholders:

Net investment income	(0.01)		(0.18)	(0.22)	(0.04)		(0.12)	(0.11)

Net realized gains	(0.34)		(0.25)	—	—		(3.11)	(1.00)

Total distributions to shareholders	(0.35)		(0.43)	(0.22)	(0.04)		(3.23)	(1.11)

Proceeds from regulatory settlements	—		—	—	0.00(a)		—	—

Net asset value, end of period	$13.97		$13.81	$17.94	$15.20		$8.76	$22.49

Total return	3.78%	(b)	(21.02%)	19.76%	74.08%		(53.71%)	38.11%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.42%	(d)	1.44%	1.45%	1.42%		1.61%	1.50%

Net expenses after fees waived or expenses reimbursed(e)	1.41%	(d)	1.44%	1.45%	1.42%		1.61%	1.50%

Net investment income	0.56%	(d)	0.83%	0.73%	0.52%		1.06%	0.73%

Supplemental data

Net assets, end of period (in thousands)	$352,822		$368,548	$557,231	$911,711		$712,900	$961,963

Portfolio turnover	72%		100%	86%	145%	(f)	140%	124%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	During the six months ended June 30, 2012, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by ..06%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on February 13, 2009 in exchange for Fund shares issued.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	219

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.85		$11.70	$11.41

Income from investment operations:

Net investment income	0.18		0.39	0.25

Net realized and unrealized gain	0.06		0.18	0.50

Total from investment operations	0.24		0.57	0.75

Less distributions to shareholders:

Net investment income	(0.25)		(0.36)	(0.46)

Net realized gains	(0.06)		(0.06)	—

Total distributions to shareholders	(0.31)		(0.42)	(0.46)

Net asset value, end of period	$11.78		$11.85	$11.70

Total return	2.05%		4.92%	6.72%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.71%	(c)	0.75%	0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.71%	(c)	0.75%	0.85%	(c)

Net investment income	2.96%	(c)	3.24%	3.35%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,103,004		$1,197,612	$1,086,905

Portfolio turnover	29%		50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

220	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.83		$11.69	$11.41

Income from investment operations:

Net investment income	0.16		0.35	0.22

Net realized and unrealized gain	0.08		0.19	0.51

Total from investment operations	0.24		0.54	0.73

Less distributions to shareholders:

Net investment income	(0.24)		(0.34)	(0.45)

Net realized gains	(0.06)		(0.06)	—

Total distributions to shareholders	(0.30)		(0.40)	(0.45)

Net asset value, end of period	$11.77		$11.83	$11.69

Total return	2.02%		4.62%	6.54%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.96%	(c)	0.99%	1.11%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.96%	(c)	0.99%	1.10%	(c)

Net investment income	2.74%	(c)	2.95%	2.90%	(c)

Supplemental data

Net assets, end of period (in thousands)	$7,284		$5,578	$1,827

Portfolio turnover	29%		50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	221

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$11.85		$11.70	$11.50	$10.50	$11.32		$10.90

Income from investment operations:

Net investment income (loss)	0.17		0.37	0.45	0.31	0.42		0.38

Net realized and unrealized gain (loss)	0.07		0.19	0.29	0.88	(0.46)		0.44

Total from investment operations	0.24		0.56	0.74	1.19	(0.04)		0.82

Less distributions to shareholders:

Net investment income	(0.24)		(0.35)	(0.54)	(0.19)	(0.77)		(0.40)

Net realized gains	(0.06)		(0.06)	—	—	(0.01)		—

Total distributions to shareholders	(0.30)		(0.41)	(0.54)	(0.19)	(0.78)		(0.40)

Net asset value, end of period	$11.79		$11.85	$11.70	$11.50	$10.50		$11.32

Total return	2.07%		4.78%	6.58%	11.38%	(0.44%	)	7.65%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.83%	(b)	0.88%	0.95%	0.97%	0.97%		1.00%

Net expenses after fees waived or expenses reimbursed(c)	0.83%	(b)	0.88%	0.95%	0.96%	0.97%		1.00%

Net investment income	2.85%	(b)	3.13%	3.87%	2.78%	3.56%		3.45%

Supplemental data

Net assets, end of period (in thousands)	$429,679		$456,088	$520,055	$1,676,097	$1,439,491		$1,327,706

Portfolio turnover	29%		50%	66%	77%	62%		69%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

222	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.58		$9.54	$9.61

Income from investment operations:

Net investment income	0.14		0.36	0.21

Net realized and unrealized gain (loss)	0.12		0.55	(0.02)

Total from investment operations	0.26		0.91	0.19

Less distributions to shareholders:

Net investment income	(0.45)		(0.74)	(0.24)

Net realized gains	(0.12)		(0.13)	(0.02)

Total distributions to shareholders	(0.57)		(0.87)	(0.26)

Net asset value, end of period	$9.27		$9.58	$9.54

Total return	2.65%		10.08%	2.06%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.55%	(c)	0.56%	0.58%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)	0.56%	0.58%	(c)

Net investment income	2.86%	(c)	3.81%	3.34%	(c)

Supplemental data

Net assets, end of period (in thousands)	$2,532,421		$2,546,875	$2,209,105

Portfolio turnover	23%		66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	223

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.55		$9.52	$9.61

Income from investment operations:

Net investment income	0.13		0.31	0.39

Net realized and unrealized gain (loss)	0.11		0.59	(0.22)

Total from investment operations	0.24		0.90	0.17

Less distributions to shareholders:

Net investment income	(0.43)		(0.74)	(0.24)

Net realized gains	(0.12)		(0.13)	(0.02)

Total distributions to shareholders	(0.55)		(0.87)	(0.26)

Net asset value, end of period	$9.24		$9.55	$9.52

Total return	2.50%		9.91%	1.80%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.80%	(c)	0.81%	0.81%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)	0.81%	0.81%	(c)

Net investment income	2.68%	(c)	3.31%	6.34%	(c)

Supplemental data

Net assets, end of period (in thousands)	$6,780		$5,016	$1,227

Portfolio turnover	23%		66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

224	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.59		$9.54	$9.40	$10.06	$10.28	$9.76

Income from investment operations:

Net investment income (loss)	0.13		0.35	0.19	0.13	0.43	0.52

Net realized and unrealized gain (loss)	0.11		0.56	0.20	0.50	(0.40)	0.24

Total from investment operations	0.24		0.91	0.39	0.63	0.03	0.76

Less distributions to shareholders:

Net investment income	(0.43)		(0.73)	(0.23)	(1.29)	(0.25)	(0.24)

Net realized gains	(0.12)		(0.13)	(0.02)	(0.00)(a)	—	—

Total distributions to shareholders	(0.55)		(0.86)	(0.25)	(1.29)	(0.25)	(0.24)

Net asset value, end of period	$9.28		$9.59	$9.54	$9.40	$10.06	$10.28

Total return	2.52%		10.03%	4.13%	6.84%	0.14%	7.93%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.68%	(c)	0.68%	0.70%	0.71%	0.73%	0.74%

Net expenses after fees waived or expenses reimbursed(d)	0.68%	(c)	0.68%	0.70%	0.71%	0.72%	0.72%

Net investment income	2.70%	(c)	3.70%	1.96%	1.41%	3.95%	4.50%

Supplemental data

Net assets, end of period (in thousands)	$310,407		$319,854	$330,937	$2,348,120	$982,653	$820,061

Portfolio turnover	23%		66%	66%	135%	54%	80%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	225

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – High Yield Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$6.74		$6.94	$7.09

Income from investment operations:

Net investment income	0.23		0.49	0.34

Net realized and unrealized gain (loss)	0.25		(0.10)	0.16

Total from investment operations	0.48		0.39	0.50

Less distributions to shareholders:

Net investment income	(0.54)		(0.59)	(0.65)

Total distributions to shareholders	(0.54)		(0.59)	(0.65)

Net asset value, end of period	$6.68		$6.74	$6.94

Total return	7.21%		5.82%	7.98%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.79%	(c)	0.73%	0.75%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.76%	(c)	0.73%	0.75%	(c)

Net investment income	6.72%	(c)	7.23%	7.70%	(c)

Supplemental data

Net assets, end of period (in thousands)	$6		$6	$5

Portfolio turnover	34%		76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

226	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – High Yield Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$6.71		$6.93	$7.09

Income from investment operations:

Net investment income	0.23		0.47	0.30

Net realized and unrealized gain (loss)	0.24		(0.10)	0.18

Total from investment operations	0.47		0.37	0.48

Less distributions to shareholders:

Net investment income	(0.53)		(0.59)	(0.64)

Total distributions to shareholders	(0.53)		(0.59)	(0.64)

Net asset value, end of period	$6.65		$6.71	$6.93

Total return	7.08%		5.46%	7.79%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.02%	(c)	1.01%	1.05%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.99%	(c)	1.01%	1.05%	(c)

Net investment income	6.50%	(c)	6.98%	6.83%	(c)

Supplemental data

Net assets, end of period (in thousands)	$11,347		$6,894	$2,132

Portfolio turnover	34%		76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	227

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – High Yield Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$6.73		$6.93	$6.71	$4.84	$6.48		$6.85

Income from investment operations:

Net investment income (loss)	0.23		0.49	0.52	0.55	0.66		0.50

Net realized and unrealized gain (loss)	0.25		(0.11)	0.34	1.94	(2.28)		(0.37)

Total from investment operations	0.48		0.38	0.86	2.49	(1.62)		0.13

Less distributions to shareholders:

Net investment income	(0.53)		(0.58)	(0.64)	(0.62)	(0.02)		(0.50)

Total distributions to shareholders	(0.53)		(0.58)	(0.64)	(0.62)	(0.02)		(0.50)

Net asset value, end of period	$6.68		$6.73	$6.93	$6.71	$4.84		$6.48

Total return	7.23%		5.68%	13.96%	53.86%	(25.19%	)	1.86%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.89%	(b)	0.88%	0.88%	0.86%	0.89%		0.87%

Net expenses after fees waived or expenses reimbursed(c)	0.87%	(b)	0.88%	0.88%	0.86%	0.89%		0.87%

Net investment income	6.60%	(b)	7.08%	7.65%	9.43%	8.84%		7.38%

Supplemental data

Net assets, end of period (in thousands)	$605,092		$596,351	$677,780	$727,045	$522,569		$1,032,310

Portfolio turnover	34%		76%	88%	102%	58%		84%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

228	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Income Opportunities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.02		$10.69	$11.25

Income from investment operations:

Net investment income	0.33		0.70	0.51

Net realized and unrealized gain (loss)	0.32		(0.04)	0.23

Total from investment operations	0.65		0.66	0.74

Less distributions to shareholders:

Net investment income	(0.71)		(1.03)	(1.30)

Net realized gains	(0.22)		(0.30)	—

Total distributions to shareholders	(0.93)		(1.33)	(1.30)

Net asset value, end of period	$9.74		$10.02	$10.69

Total return	6.55%		6.42%	7.68%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.71%	(c)	0.72%	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.71%	(c)	0.72%	0.78%	(c)

Net investment income	6.34%	(c)	6.76%	7.47%	(c)

Supplemental data

Net assets, end of period (in thousands)	$932,919		$983,282	$842,202

Portfolio turnover	31%		66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	229

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Income Opportunities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.98		$10.67	$11.25

Income from investment operations:

Net investment income	0.31		0.66	0.47

Net realized and unrealized gain (loss)	0.32		(0.03)	0.24

Total from investment operations	0.63		0.63	0.71

Less distributions to shareholders:

Net investment income	(0.69)		(1.02)	(1.29)

Net realized gains	(0.22)		(0.30)	—

Total distributions to shareholders	(0.91)		(1.32)	(1.29)

Net asset value, end of period	$9.70		$9.98	$10.67

Total return	6.38%		6.17%	7.44%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.96%	(c)	0.97%	1.01%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.96%	(c)	0.96%	1.01%	(c)

Net investment income	6.11%	(c)	6.54%	6.87%	(c)

Supplemental data

Net assets, end of period (in thousands)	$6,073		$4,704	$929

Portfolio turnover	31%		66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

230	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Income Opportunities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$10.04		$10.71	$10.71	$7.99	$9.86	$10.32

Income from investment operations:

Net investment income (loss)	0.32		0.69	0.81	0.84	0.69	0.70

Net realized and unrealized gain (loss)	0.32		(0.05)	0.47	2.46	(2.54)	(0.44)

Total from investment operations	0.64		0.64	1.28	3.30	(1.85)	0.26

Less distributions to shareholders:

Net investment income	(0.70)		(1.01)	(1.28)	(0.58)	(0.02)	(0.68)

Net realized gains	(0.22)		(0.30)	—	—	—	(0.02)

Tax return of capital	—		—	—	—	—	(0.02)

Total distributions to shareholders	(0.92)		(1.31)	(1.28)	(0.58)	(0.02)	(0.72)

Net asset value, end of period	$9.76		$10.04	$10.71	$10.71	$7.99	$9.86

Total return	6.41%		6.26%	13.04%	42.41%	(18.82%)	2.65%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	0.84%	(b)	0.85%	0.86%	0.88%	0.92%	0.91%

Net expenses after fees waived or expenses reimbursed(c)	0.83%	(b)	0.85%	0.86%	0.88%	0.92%	0.91%

Net investment income	6.22%	(b)	6.63%	7.38%	8.63%	8.04%	6.89%

Supplemental data

Net assets, end of period (in thousands)	$254,294		$236,367	$251,747	$2,003,909	$755,538	$735,780

Portfolio turnover	31%		66%	77%	70%	76%	98%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	231

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.37		$14.55	$13.30

Income from investment operations:

Net investment income (loss)	0.02		(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.88		(2.17)	1.26

Total from investment operations	0.90		(2.18)	1.25

Net asset value, end of period	$13.27		$12.37	$14.55

Total return	7.28%		(14.98%)	9.40%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.93%	(c)	0.92%	0.81%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.88%	(c)	0.92%	0.81%	(c)

Net investment income (loss)	0.38%	(c)	(0.08%)	(0.09%)	(c)

Supplemental data

Net assets, end of period (in thousands)	$212,435		$5	$5

Portfolio turnover	76%		165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

232	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.32		$14.53	$13.30

Income from investment operations:

Net investment loss	(0.02)		(0.03)	(0.03)

Net realized and unrealized gain (loss)	0.91		(2.18)	1.26

Total from investment operations	0.89		(2.21)	1.23

Net asset value, end of period	$13.21		$12.32	$14.53

Total return	7.22%		(15.21%)	9.25%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.18%	(c)	1.18%	1.09%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.17%	(c)	1.18%	1.09%	(c)

Net investment loss	(0.35%)	(c)	(0.25%)	(0.31%)	(c)

Supplemental data

Net assets, end of period (in thousands)	$769		$572	$134

Portfolio turnover	76%		165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	233

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$12.34		$14.53	$11.51	$7.04	$12.85	$11.42

Income from investment operations:

Net investment loss	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)(a)	(0.02)

Net realized and unrealized gain (loss)	0.92		(2.16)	3.04	4.48	(5.74)	1.58

Total from investment operations	0.90		(2.19)	3.02	4.47	(5.74)	1.56

Less distributions to shareholders:

Net investment income	—		—	—	—	(0.00)(a)	(0.01)

Net realized gains	—		—	—	—	(0.07)	(0.12)

Total distributions to shareholders	—		—	—	—	(0.07)	(0.13)

Net asset value, end of period	$13.24		$12.34	$14.53	$11.51	$7.04	$12.85

Total return	7.29%		(15.07%)	26.28%	63.39%	(44.84%)	13.74%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.06%	(c)	1.03%	0.99%	1.07%	0.88%	0.86%

Net expenses after fees waived or expenses reimbursed(d)	1.05%	(c)	1.03%	0.99%	1.07%	0.88%	0.86%

Net investment loss	(0.24%)	(c)	(0.20%)	(0.19%)	(0.15%)	(0.01%)	(0.12%)

Supplemental data

Net assets, end of period (in thousands)	$285,741		$292,116	$407,945	$380,078	$256,228	$593,253

Portfolio turnover	76%		165%	100%	126%	70%	93%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

234	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Davis New York Venture Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.65		$10.00	$9.54

Income from investment operations:

Net investment income	0.06		0.10	0.06

Net realized and unrealized gain (loss)	0.58		(0.45)	0.40

Total from investment operations	0.64		(0.35)	0.46

Net asset value, end of period	$10.29		$9.65	$10.00

Total return	6.63%		(3.50%)	4.82%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.83%	(c)	0.82%	0.82%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.78%	(c)	0.78%	0.82%	(c)

Net investment income	1.23%	(c)	1.01%	0.98%	(c)

Supplemental data

Net assets, end of period (in thousands)	$919,979		$1,276,709	$1,348,356

Portfolio turnover	8%		21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	235

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Davis New York Venture Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.63		$9.99	$9.54

Income from investment operations:

Net investment income	0.05		0.07	0.06

Net realized and unrealized gain (loss)	0.57		(0.43)	0.39

Total from investment operations	0.62		(0.36)	0.45

Net asset value, end of period	$10.25		$9.63	$9.99

Total return	6.44%		(3.60%)	4.72%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.08%	(c)	1.08%	0.88%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.03%	(c)	1.03%	0.88%	(c)

Net investment income	0.97%	(c)	0.76%	1.04%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,715		$1,330	$472

Portfolio turnover	8%		21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

236	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Davis New York Venture Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.64		$9.99	$8.96	$6.82	$11.20	$10.92

Income from investment operations:

Net investment income (loss)	0.06		0.09	0.03	0.05	0.06	0.11

Net realized and unrealized gain (loss)	0.57		(0.44)	1.00	2.09	(4.35)	0.30

Total from investment operations	0.63		(0.35)	1.03	2.14	(4.29)	0.41

Less distributions to shareholders:

Net investment income	—		—	—	—	(0.00)(a)	(0.11)

Net realized gains	—		—	—	—	(0.09)	(0.02)

Total distributions to shareholders	—		—	—	—	(0.09)	(0.13)

Net asset value, end of period	$10.27		$9.64	$9.99	$8.96	$6.82	$11.20

Total return	6.53%		(3.50%)	11.52%	31.33%	(38.58%)	3.84%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.96%	(c)	0.94%	1.05%	0.94%	1.06%	0.99%

Net expenses after fees waived or expenses reimbursed(d)	0.90%	(c)	0.90%	1.05%	0.94%	1.03%	0.99%

Net investment income	1.09%	(c)	0.89%	0.35%	0.64%	0.81%	1.03%

Supplemental data

Net assets, end of period (in thousands)	$57,847		$61,213	$79,768	$2,022,696	$842,243	$785,968

Portfolio turnover	8%		21%	32%	21%	18%	12%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	237

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.48		$11.18	$10.44

Income from investment operations:

Net investment income	0.05		0.09	0.06

Net realized and unrealized gain (loss)	0.74		(0.79)	0.68

Total from investment operations	0.79		(0.70)	0.74

Net asset value, end of period	$11.27		$10.48	$11.18

Total return	7.54%		(6.26%)	7.09%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.90%	(c)	0.90%	0.92%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.89%	(c)	0.90%	0.92%	(c)

Net investment income	0.81%	(c)	0.77%	0.92%	(c)

Supplemental data

Net assets, end of period (in thousands)	$916,618		$840,305	$886,881

Portfolio turnover	48%		76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

238	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.44		$11.17	$10.44

Income from investment operations:

Net investment income	0.03		0.07	0.07

Net realized and unrealized gain (loss)	0.74		(0.80)	0.66

Total from investment operations	0.77		(0.73)	0.73

Net asset value, end of period	$11.21		$10.44	$11.17

Total return	7.37%		(6.53%)	6.99%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.15%	(c)	1.16%	1.19%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.14%	(c)	1.16%	1.19%	(c)

Net investment income	0.62%	(c)	0.67%	0.98%	(c)

Supplemental data

Net assets, end of period (in thousands)	$2,946		$2,068	$527

Portfolio turnover	48%		76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expense, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	239

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$10.47		$11.18	$9.17	$6.72	$10.69	$11.37

Income from investment operations:

Net investment income (loss)	0.04		0.07	0.06	0.10	0.16	0.11

Net realized and unrealized gain (loss)	0.73		(0.78)	1.95	2.35	(4.05)	0.59

Total from investment operations	0.77		(0.71)	2.01	2.45	(3.89)	0.70

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.13)

Net realized gains	—		—	—	—	(0.08)	(1.25)

Total distributions to shareholders	—		—	—	—	(0.08)	(1.38)

Net asset value, end of period	$11.24		$10.47	$11.18	$9.17	$6.72	$10.69

Total return	7.35%		(6.35%)	21.87%	36.47%	(36.58%)	6.03%

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.03%	(b)	1.03%	1.14%	1.56%	4.35%	2.09%

Net expenses after fees waived or expenses reimbursed(c)	1.01%	(b)	1.03%	1.05%	1.17%	1.14%	1.05%

Net investment income	0.68%	(b)	0.64%	0.64%	1.36%	1.57%	0.88%

Supplemental data

Net assets, end of period (in thousands)	$15,670		$15,072	$16,108	$13,938	$12,020	$26,516

Portfolio turnover	48%		76%	85%	99%	96%	93%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

240	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.62		$15.28		$14.34

Income from investment operations:

Net investment income	0.07		0.06		0.05

Net realized and unrealized gain (loss)	0.73		(0.72)		0.89

Total from investment operations	0.80		(0.66)		0.94

Net asset value, end of period	$15.42		$14.62		$15.28

Total return	5.47%		(4.32%	)	6.56%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.06%	(c)	1.04%		1.11%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.98%	(c)	1.01%		1.09%	(c)

Net investment income	0.91%	(c)	0.38%		0.56%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,340,109		$1,260,436		$1,168,661

Portfolio turnover	34%		58%		57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	241

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.56		$15.25		$14.34

Income from investment operations:

Net investment income	0.05		0.02		0.03

Net realized and unrealized gain (loss)	0.72		(0.71)		0.88

Total from investment operations	0.77		(0.69)		0.91

Net asset value, end of period	$15.33		$14.56		$15.25

Total return	5.29%		(4.52%	)	6.35%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.31%	(c)	1.29%		1.31%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.23%	(c)	1.26%		1.31%	(c)

Net investment income	0.71%	(c)	0.16%		0.33%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,159		$804		$484

Portfolio turnover	34%		58%		57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

242	Semiannual Report 2012

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 3	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$14.58		$15.26	$12.26	$8.98	$13.63	$14.89

Income from investment operations:

Net investment income (loss)	0.06		0.04	0.02	0.04	0.08	0.11

Net realized and unrealized gain (loss)	0.73		(0.72)	2.98	3.24	(4.26)	(0.81)

Total from investment operations	0.79		(0.68)	3.00	3.28	(4.18)	(0.70)

Less distributions to shareholders:

Net investment income	—		—	—	—	(0.01)	(0.12)

Net realized gains	—		—	—	—	(0.46)	(0.44)

Total distributions to shareholders	—		—	—	—	(0.47)	(0.56)

Net asset value, end of period	$15.37		$14.58	$15.26	$12.26	$8.98	$13.63

Total return	5.42%		(4.46%)	24.43%	36.55%	(31.57%)	(4.90%)

Ratios to average net assets(a)

Expenses prior to fees waived or expenses reimbursed	1.19%	(b)	1.16%	1.22%	1.27%	1.27%	1.28%

Net expenses after fees waived or expenses reimbursed(c)	1.11%	(b)	1.13%	1.22%	1.26%	1.22%	1.23%

Net investment income	0.77%	(b)	0.24%	0.14%	0.43%	0.84%	0.73%

Supplemental data

Net assets, end of period (in thousands)	$208,222		$220,667	$284,055	$1,321,826	$916,221	$1,024,352

Portfolio turnover	34%		58%	57%	58%	76%	58%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	243

Columbia Variable Portfolio Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Variable Portfolio — Balanced Fund; Columbia Variable Portfolio — Cash Management Fund; Columbia Variable Portfolio — Diversified Bond Fund; Columbia Variable Portfolio — Dynamic Equity Fund; Columbia Variable Portfolio — Emerging Markets Opportunity Fund; Columbia Variable Portfolio — Global Bond Fund; Columbia Variable Portfolio — Global Inflation Protected Securities Fund; Columbia Variable Portfolio — High Yield Bond Fund; Columbia Variable Portfolio — Income Opportunities Fund; Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund; Variable Portfolio — Davis New York Venture Fund; Variable Portfolio — Goldman Sachs Mid Cap Value Fund and Variable Portfolio — Partners Small Cap Value Fund. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners.

Each Fund, other than Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund, currently operates as a diversified fund. Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund are non-diversified funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund, except Columbia Variable Portfolio — Balanced Fund, offers Class 1, Class 2 and Class 3 shares (Columbia Variable Portfolio — Balanced Fund offers only Class 3 shares) to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a qualified plan or buying a contract and making allocations to one or more Funds. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. For certain funds, other expenses on the Statement of Operations include adjustments as a result of a change in estimated expenses for the six months ended June 30, 2012.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.

244	Semiannual Report 2012

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Except Columbia Variable Portfolio — Cash Management Fund, short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Securities in the Columbia Variable Portfolio — Cash Management Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Semiannual Report 2012	245

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities.	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund

To shift foreign currency exposure back to U.S. dollars.	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund

To shift investment exposure from one currency to another.	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund

Forward foreign currency exchange contracts	Funds

To shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.	Columbia Variable Portfolio — Global Bond Fund

To go long and short on currency exposure.	Columbia Variable Portfolio — Global Bond Fund

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To produce incremental earnings.	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund

To manage the duration and yield curve exposure of the Fund versus the benchmark.	Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund

To manage exposure to movements in interest rates.	Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund

To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.	Columbia Variable Portfolio — Dynamic Equity Fund

To go long and short duration exposures.	Columbia Variable Portfolio — Global Bond Fund

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in

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Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. Columbia Variable Portfolio — Diversified Bond Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities, and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, and as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio — Balanced Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	39,104	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	1,096,802	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)
Interest rate contracts	—	(182,386)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)
Interest rate contracts	—	42,685

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	710

Columbia Variable Portfolio — Diversified Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Premiums paid on outstanding credit default swap contracts	674,704
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	39,104	*
Total		713,808

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Premiums received on outstanding credit default swap contracts	2,383,938
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	1,096,802	*
Total		3,480,740

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	(8,293,622)	(8,293,622)
Interest rate contracts	(16,237,759)	—	(16,237,759)
Total	(16,237,759)	(8,293,622)	(24,531,381)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	(31,061)	(31,061)
Interest rate contracts	5,303,142	—	5,303,142
Total	5,303,142	(31,061)	5,272,081

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	—
Futures Contracts	16,618
Derivative Instrument	Aggregate Notional Opened ($)
Credit Default Swap Contracts — Buy Protection	323,175,000
Credit Default Swap Contracts — Sell Protection	13,315,000

Columbia Variable Portfolio — Dynamic Equity Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	528,452	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	1,496,021
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	194,215

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	347

Columbia Variable Portfolio — Emerging Markets Opportunity Fund

At June 30, 2012, the fund had no outstanding derivatives.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	(127,379)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	—

Columbia Variable Portfolio — Global Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	8,651,107
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	372,555	*
Total		9,023,662

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	7,708,245
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	474,234	*
Total		8,182,479

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Columbia Variable Portfolio — Global Bond Fund

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange contracts	1,677,512	—	1,677,512
Interest rate contracts	—	2,664,393	2,664,393
Total	1,677,512	2,664,393	4,341,905

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	(413,939)	—	(413,939)
Interest rate contracts	—	(2,591,237)	(2,591,237)
Total	(413,939)	(2,591,237)	(3,005,176)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	411
Futures Contracts	13,000

Columbia Variable Portfolio — Global Inflation Protected Securities Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	1,655,468
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	368,197	*
Total		2,023,665

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	11,971,846
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	2,350,332	*
Total		14,322,178
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Foreign exchange contracts	16,728,844	—	—	16,728,844
Interest rate contracts	—	2,527,933	(2,094)	2,525,839
Total	16,728,844	2,527,933	(2,094)	19,254,683

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange contracts	(21,772,349)	—	(21,772,349)
Interest rate contracts	—	(2,692,416)	(2,692,416)
Total	(21,772,349)	(2,692,416)	(24,464,765)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	75
Futures Contracts	6,851
Options Contracts	165

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

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Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Investments in Loans

The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Dynamic Equity Fund, Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Variable Portfolio — Davis New York Venture Fund, Variable Portfolio — Goldman Sachs Mid Cap Value Fund and Variable Portfolio — Partners Small Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

Columbia Variable Portfolio — Cash Management Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Columbia Variable Portfolio — High Yield Bond Fund and Columbia Variable Portfolio — Income Opportunities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly, when available, for Columbia Variable Portfolio — Cash Management Fund. Dividends from net investment income are declared and distributed quarterly, when available, for Columbia Variable Portfolio — Emerging Markets Opportunity Fund and Columbia Variable Portfolio — Global Bond Fund. Dividends from net investment income are declared and distributed annually, when available, for Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Columbia Variable Portfolio — High Yield Bond Fund and Columbia Variable Portfolio — Income Opportunities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2012, was as follows:

Fund	High (%)	Low (%)	Management Fee (%)
Columbia Variable Portfolio — Balanced Fund	0.66	0.49	0.64

Columbia Variable Portfolio — Cash Management Fund	0.33	0.15	0.33

Columbia Variable Portfolio — Diversified Bond Fund	0.43	0.30	0.41

Columbia Variable Portfolio — Dynamic Equity Fund	0.71	0.54	0.66

Columbia Variable Portfolio — Emerging Markets Opportunity Fund	1.10	0.90	1.07

Columbia Variable Portfolio — Global Bond Fund	0.57	0.47	0.55

Columbia Variable Portfolio — Global Inflation Protected Securities Fund	0.44	0.25	0.42

Columbia Variable Portfolio — High Yield Bond Fund	0.59	0.36	0.58

Columbia Variable Portfolio — Income Opportunities Fund	0.59	0.36	0.57

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	0.76	0.62	0.76

Variable Portfolio — Davis New York Venture Fund	0.73	0.60	0.71

Variable Portfolio — Goldman Sachs Mid Cap Value Fund	0.78	0.65	0.77

Variable Portfolio — Partners Small Cap Value Fund	0.97	0.87	0.91

Semiannual Report 2012	253

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Subadvisory Agreements

The Investment Manager contracts with and compensates subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio — Davis New York Venture Fund	Davis Selected Advisers, L.P.

Variable Portfolio — Goldman Sachs Mid Cap Value Fund	Goldman Sachs Asset Management, Inc.

Variable Portfolio — Partners Small Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Donald Smith & Co., Inc. River Road Asset Management, LLC Denver Investment Advisors LLC Turner Investments, L.P.

For Variable Portfolio — Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board, of the allocation that is in the best interests of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

Prior to June 29, 2012, Columbia Variable Portfolio — Emerging Markets Opportunity Fund was subadvised by Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. As of June 29, 2012, Threadneedle no longer acts as the Subadviser to the Fund, the Investment Manager has assumed the day-to-day portfolio management of the Fund.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2012, was as follows:

Fund	High (%)	Low (%)	Administration Fee (%)
Columbia Variable Portfolio — Balanced Fund	0.06	0.03	0.06

Columbia Variable Portfolio — Cash Management Fund	0.06	0.03	0.06

Columbia Variable Portfolio — Diversified Bond Fund	0.07	0.04	0.06

Columbia Variable Portfolio — Dynamic Equity Fund	0.06	0.03	0.06

Columbia Variable Portfolio — Emerging Markets Opportunity Fund	0.08	0.05	0.08

Columbia Variable Portfolio — Global Bond Fund	0.08	0.05	0.07

Fund	High (%)	Low (%)	Administration Fee (%)

Columbia Variable Portfolio — Global Inflation Protected Securities Fund	0.07	0.04	0.06

Columbia Variable Portfolio — High Yield Bond Fund	0.07	0.04	0.07

Columbia Variable Portfolio — Income Opportunities Fund	0.07	0.04	0.07

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	0.06	0.03	0.06

Variable Portfolio — Davis New York Venture Fund	0.06	0.03	0.06

Variable Portfolio — Goldman Sachs Mid Cap Value Fund	0.06	0.03	0.06

Variable Portfolio — Partners Small Cap Value Fund	0.08	0.05	0.07

Other Fees

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were as follows:

Fund	Amount Paid ($)
Columbia Variable Portfolio — Balanced Fund	2,494

Columbia Variable Portfolio — Cash Management Fund	2,467

Columbia Variable Portfolio — Diversified Bond Fund	8,700

Columbia Variable Portfolio — Dynamic Equity Fund	3,273

Columbia Variable Portfolio — Emerging Markets Opportunity Fund	2,600

Columbia Variable Portfolio — Global Bond Fund	4,061

Columbia Variable Portfolio — Global Inflation Protected Securities Fund	6,391

Columbia Variable Portfolio — High Yield Bond Fund	2,013

Columbia Variable Portfolio — Income Opportunities Fund	3,228

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	1,452

Variable Portfolio — Davis New York Venture Fund	3,456

Variable Portfolio — Goldman Sachs Mid Cap Value Fund	2,568

Variable Portfolio — Partners Small Cap Value Fund	3,754

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

254	Semiannual Report 2012

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Transfer Agent Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket fees.

Distribution Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio — Balanced Fund	N/A	N/A	0.79

Columbia Variable Portfolio — Cash Management Fund	0.46	0.71	0.585

Columbia Variable Portfolio — Diversified Bond Fund	0.59	0.84	0.715

Columbia Variable Portfolio — Dynamic Equity Fund	0.82	1.07	0.945

Columbia Variable Portfolio — Emerging Markets Opportunity Fund	1.26	1.51	1.385

Columbia Variable Portfolio — Global Bond Fund	0.75	1.00	0.875

Columbia Variable Portfolio — Global Inflation Protected Securities Fund	0.60	0.85	0.725

Columbia Variable Portfolio — High Yield Bond Fund	0.72	0.97	0.845

Columbia Variable Portfolio — Income Opportunities Fund	0.71	0.96	0.835

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	0.88	1.13	1.005

Variable Portfolio — Davis New York Venture Fund	0.78	1.03	0.905

Variable Portfolio — Goldman Sachs Mid Cap Value Fund	0.86	1.11	0.985

Variable Portfolio — Partners Small Cap Value Fund	0.91	1.16	1.035

Prior to May 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio — Balanced Fund	N/A	N/A	0.82

Columbia Variable Portfolio — Cash Management Fund	0.455	0.705	0.58

Columbia Variable Portfolio — Diversified Bond Fund	N/A	N/A	N/A

Columbia Variable Portfolio — Dynamic Equity Fund	0.735	0.985	0.86

Columbia Variable Portfolio — Emerging Markets Opportunity Fund	N/A	N/A	N/A

Columbia Variable Portfolio — Global Bond Fund	0.835	1.085	0.96

Columbia Variable Portfolio — Global Inflation Protected Securities Fund	N/A	N/A	N/A

Columbia Variable Portfolio — High Yield Bond Fund	N/A	N/A	N/A

Columbia Variable Portfolio — Income Opportunities Fund	0.705	0.955	0.83

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	N/A	N/A	N/A

Variable Portfolio — Davis New York Venture Fund	0.775	1.025	0.90

Variable Portfolio — Goldman Sachs Mid Cap Value Fund	1.035	1.285	1.16

Variable Portfolio — Partners Small Cap Value Fund	1.015	1.265	1.14

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

From time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Columbia Variable Portfolio — Cash Management Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Semiannual Report 2012	255

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Variable Portfolio — Cash Management Fund	799,392,000	—	—	—

Columbia Variable Portfolio — Diversified Bond Fund	4,440,871,000	138,910,000	(14,243,000)	124,667,000

Columbia Variable Portfolio — Emerging Markets Opportunity Fund	864,740,000	79,349,000	(44,320,000)	35,029,000

Columbia Variable Portfolio — Global Bond Fund	1,458,548,000	117,400,000	(17,940,000)	99,460,000

Columbia Variable Portfolio — Global Inflation Protected Securities Fund	3,177,420,000	236,945,000	(58,600,000)	178,345,000

Columbia Variable Portfolio — High Yield Bond Fund	638,471,000	27,965,000	(3,631,000)	24,334,000

Columbia Variable Portfolio — Income Opportunities Fund	1,422,373,000	53,228,000	(5,124,000)	48,104,000

The following capital loss carryforward, determined at December 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2013	2015	2016	2017	2018	Total
Columbia Variable Portfolio — Cash Management Fund	$9	$1,337	$282,517	$2,314,644	$6,554	$2,605,061

Columbia Variable Portfolio — High Yield Bond Fund	—	—	51,243,546	72,257,550	—	123,501,096

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales of securities, including U.S. government securities and any applicable mortgage dollar rolls, but excluding short-term obligations, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — Balanced Fund	498,120,127	553,912,770	283,004,516	294,455,901

Columbia Variable Portfolio — Diversified Bond Fund	3,074,658,483	3,439,466,501	1,985,154,240	2,185,428,347

Columbia Variable Portfolio — Dynamic Equity Fund	550,133,740	629,279,345	—	—

Columbia Variable Portfolio — Emerging Markets Opportunity Fund	649,193,386	661,738,032	—	—

Columbia Variable Portfolio — Global Bond Fund	435,217,098	535,564,940	203,925,794	141,746,905

Columbia Variable Portfolio — Global Inflation Protected Securities Fund	659,411,342	726,576,617	465,128,012	460,523,450

Columbia Variable Portfolio — High Yield Bond Fund	199,243,868	212,594,524	—	—

Columbia Variable Portfolio — Income Opportunities Fund	361,392,645	428,683,256	—	—

256	Semiannual Report 2012

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	428,612,459	265,040,046	—	—

Variable Portfolio — Davis New York Venture Fund	101,043,127	521,374,201	—	—

Variable Portfolio — Goldman Sachs Mid Cap Value Fund	479,880,509	437,298,286	—	—

Variable Portfolio — Partners Small Cap Value Fund	494,816,546	484,393,899	—	—

Note 6. Payments by Affiliates

During the six months ended June 30, 2012, the Investment Manager voluntarily reimbursed the Columbia Variable Portfolio — Emerging Markets Opportunity Fund $493,865 for a loss on a trading error.

Note 7. Lending of Portfolio Securities

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Funds’ Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2012, the value of the securities on loan and values of the cash collateral and U.S. government securities received as collateral was as follows:

Fund	Securities Value ($)	Cash Collateral Value ($)	U.S. Government Securities Value ($)
Columbia Variable Portfolio — Balanced Fund	2,009,077	1,991,799	—

Columbia Variable Portfolio — Diversified Bond Fund	762,404,917	659,378,074	122,875,815

Columbia Variable Portfolio — Dynamic Equity Fund	17,372,280	17,255,312	—

Fund	Securities Value ($)	Cash Collateral Value ($)	U.S. Government Securities Value ($)

Columbia Variable Portfolio — Global Bond Fund	37,238,657	18,989,984	18,852,768

Columbia Variable Portfolio — Global Inflation Protected Securities Fund	522,037,515	538,920,801	—

Columbia Variable Portfolio — High Yield Bond Fund	56,430,550	57,092,208	—

Columbia Variable Portfolio — I ncome Opportunities Fund	301,178,055	306,068,288	—

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	32,269,361	32,230,789	—

Variable Portfolio — Davis New York Venture Fund	32,386,100	32,436,921	—

Variable Portfolio — Goldman Sachs Mid Cap Value Fund	8,133,088	8,114,354	—

Variable Portfolio — Partners Small Cap Value Fund	172,334,719	171,997,013	—

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Funds continue to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

Each Fund, except Columbia Variable Portfolio — Cash Management Fund, may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2012	257

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 9. Shareholder Concentration

At June 30, 2012, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2, and Class 3 shares for each Fund, except for Columbia Variable Portfolio — Balanced Fund. At June 30, 2012, the Investment Manager and/or affiliates owned 100% of Class 3 shares for Columbia Variable Portfolio — Balanced Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

Note 10. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

No Funds had borrowings during the six months ended June 30, 2012.

Note 11. Significant Risks

Non-Diversification Risk

Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Global Inflation Protected Securities Fund invest in foreign securities. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Inflation Protected Securities Risk

Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/

258	Semiannual Report 2012

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	259

Columbia Variable Portfolio Funds

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Funds and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Funds did not consult with PwC during the fiscal years ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Funds as of and for the fiscal years ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

260	Semiannual Report 2012

Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the Columbia Variable (VP) Portfolio Funds (each a VP Fund and collectively, the VP Funds). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the VP Funds and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for VP — Davis New York Venture Fund (Davis New York Venture), VP — Goldman Sachs Mid Cap Value Fund (Goldman Sachs MC Value) and VP — Partners Small Cap Value Fund (SC Value) (collectively the Subadvised Funds), under the subadvisory agreements (the Subadvisory Agreements) between Columbia Management and each subadviser (collectively Subadvisers), the Subadvisers perform portfolio management and related services for their Subadvised Funds.

On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreements (collectively, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination.

All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the expense cap for Columbia VP — Balanced Fund (Balanced), Columbia VP — Cash Management Fund (Cash Management), Columbia VP — Dynamic Equity Fund (Dynamic Equity), Columbia VP — Global Bond Fund (Global Bond), Columbia VP — Income Opportunities Fund (Income Opportunities), Davis New York Venture, Goldman Sachs MC Value and SC Value) and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management and the Subadvisers, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the VP Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the VP Funds. The Independent Trustees also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out its responsibilities under the IMS Agreement and the VP Funds’ other services agreements with affiliates of Ameriprise Financial. In addition, the Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality for all funds.

Semiannual Report 2012	261

Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the VP Funds.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no material issues have been reported. The Board also considered each Subadviser’s investment strategy/style, as well as the experience of the personnel that manage each Subadvised Fund. The Board also considered the financial condition of each Subadviser and its capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the respective VP Fund (discussed below) as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreements with each Subadviser, the Board concluded that the services being performed under each Subadvisory Agreement for SC Value were of a reasonably high quality and for Davis New York Venture Fund and Goldman Sachs MC Value were of an acceptable quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadvisers for SC Value were in a position to continue to provide a high quality and level of services to the respective VP Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each of the VP Funds, the performance of a benchmark index (with the exception of Cash Management), the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund. The Board observed that for each of Balanced, Cash Management, Columbia VP—Diversified Bond Fund (Diversified Bond), Columbia VP — Global Inflation Protected Securities Fund (Global Inflation Protected Securities), Columbia VP — High Yield Bond Fund (High Yield), Dynamic Equity, Global Bond, Goldman Sachs MC Value and Income Opportunities, investment performance met expectations.

For each of Davis New York Venture and SC Value investment performance was appropriate in light of the particular management style.

For Columbia VP — Mid Cap Growth Opportunity Fund (MC Growth Opportunity) investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. The Board observed that the relatively recent portfolio management changes for MC Growth Opportunities were intended to help improve the Fund’s performance.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management’s process for selecting and monitoring each Subadviser that is not an affiliate of Columbia Management. The Board considered, in particular, management’s rationale for recommending the continued retention of Subadvisers for SC Value. For Davis New York Venture and Goldman Sachs, the Board took into account management’s view that the respective VP Fund’s relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the teams managing Davis New York Venture and Goldman Sachs MC Value. The Board observed that management was exploring ways in which to improve the performance of Davis New York Venture and Goldman Sachs MC Value.

262	Semiannual Report 2012

Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadvisers from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Funds’ contribution to Columbia Management’s profitability. As applicable, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the VP Funds is at, or below the median expense ratio of funds in the same comparison universe of the VP Funds). The Board took into account that each VP Fund’s total expense ratio (after considering proposed expense caps/waivers) was at or below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the each VP Fund’s management fee was fair and reasonable in light of the extent and quality of services that the VP Funds receive.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by Subadvised Funds. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. Based on its review, the Board concluded that the Subadvised Funds’ subadvisory fees were fair and reasonable in light of the extent and quality of services that the Subadvised Funds receive.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the VP Funds grow and took note of the extent to which VP Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2012	263

Columbia Variable Portfolio Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

264	Semiannual Report 2012

Columbia Variable Portfolio Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	265

Columbia Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6462 AF (08/12)

Semiannual Report June 30, 2012

Variable Portfolio Funds

References to “fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio – Limited Duration Credit Fund

Variable Portfolio – American Century Diversified Bond Fund

Variable Portfolio – American Century Growth Fund

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Variable Portfolio – DFA International Value Fund

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Variable Portfolio – Invesco International Growth Fund

Variable Portfolio – J.P. Morgan Core Bond Fund

Variable Portfolio – Jennison Mid Cap Growth Fund

Variable Portfolio – MFS Value Fund

Variable Portfolio – Marsico Growth Fund

Variable Portfolio – Mondrian International Small Cap Fund

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Variable Portfolio – NFJ Dividend Value Fund

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Variable Portfolio – Pyramis® International Equity Fund

Variable Portfolio – Wells Fargo Short Duration Government Fund

Please remember that you may not buy (nor will you own) shares of the funds directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the funds. Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

Pyramis® is a registered service mark of FMR LLC. Used under license.

Variable Portfolio Funds

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Limited Duration Credit Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Limited Duration Credit Fund (the fund) Class 2 shares gained 2.76% for the six months period ended June 30, 2012.

>	The fund underperformed its benchmark, the Barclays U.S. 1-5 Year Corporate Index, which advanced 3.09% for the reporting period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	2.86	2.86	3.72
Class 2	05/07/10	2.76	2.56	3.44
Barclays U.S. 1-5 Year Corporate Index		3.09	3.57	4.35
Barclays U.S. 1-5 Year Credit Index		2.85	3.34	4.10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective December 1, 2011, the fund compares its performance to that of the Barclays U.S. 1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays U.S. 1-5 Year Credit Index. The fund’s Investment Manager made this recommendation to the fund’s Board of Trustees because the Investment Manager believes that the New Index provides a more appropriate basis for comparing the fund’s performance. Information on both indices will be included for a one-year transition period. Thereafter, only information regarding the New Index will be included. The index reflects reinvestment of all distributions and changes in market prices.

The Barclays U.S. 1-5 Year Credit Index is an unmanaged index of dollar-denominated, non-convertible U.S. corporate fixed-income securities. The index also includes specified foreign fixed-income securities that meet its maturity, liquidity and quality requirements. Only publicly issued fixed income securities with a remaining maturity from one to five years are included. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Limited Duration Credit Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Corporate Bonds & Notes	94.5
Consumer Discretionary	8.3
Consumer Staples	8.9
Energy	8.2
Financials	11.1
Health Care	4.1
Industrials	9.8
Materials	5.1
Telecommunication	11.6
Utilities	27.4
Other (a)	5.5

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund's portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
A rating	11.6
BBB rating	74.9
BB rating	11.2
B rating	2.3

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the fund and not the fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Semiannual Report 2012	3

Variable Portfolio Funds

Performance Overview

Variable Portfolio – American Century Diversified Bond Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – American Century Diversified Bond Fund (the fund) Class 2 shares gained 2.89% for the six months ended June 30, 2012.

>	The fund outperformed its benchmark, as represented by the Barclays U.S. Aggregate Bond Index, which gained 2.37% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	2.94	7.81	6.31
Class 2	05/07/10	2.89	7.66	6.10
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.23

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

4	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – American Century Diversified Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Bonds	98.0
Asset-Backed Securities — Non-Agency	0.1
Commercial Mortgage-Backed Securities — Non-Agency	5.4
Corporate Bonds & Notes	25.0
Foreign Government Obligations	4.0
Inflation-Indexed Bonds	1.9
Municipal Bonds	1.5
Residential Mortgage-Backed Securities — Agency	30.5
Residential Mortgage-Backed Securities — Non-Agency	2.3
Treasury Note Short-Term	0.3
U.S. Government & Agency Obligations	0.8
U.S. Treasury Obligations	26.2
Other (a)	2.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
AAA rating	68.2
AA rating	3.7
A rating	11.2
BBB rating	13.7
Non-investment grade	3.2

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the fund and not the fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

American Century Investment Management, Inc.

Semiannual Report 2012	5

Variable Portfolio Funds

Performance Overview

Variable Portfolio – American Century Growth Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – American Century Growth Fund (the fund) Class 2 shares increased 10.17% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, as represented by the Russell 1000 Growth Index, which gained 10.08% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	10.30	3.76	10.62
Class 2	05/07/10	10.17	3.52	10.33
Russell 1000 Growth Index		10.08	5.76	14.24

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

6	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – American Century Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	8.2
Microsoft Corp.	3.7
Google, Inc., Class A	2.8
Coca-Cola Co. (The)	2.5
Philip Morris International, Inc.	2.4
International Business Machines Corp.	2.2
Oracle Corp.	2.2
Schlumberger Ltd.	2.0
Amazon.com, Inc.	1.9
Abbott Laboratories	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	97.8
Consumer Discretionary	16.2
Consumer Staples	13.2
Energy	5.4
Financials	3.8
Health Care	12.2
Industrials	11.1
Information Technology	31.0
Materials	2.5
Telecommunication Services	2.4
Other (a)	2.2

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

American Century Investment Management, Inc.

Semiannual Report 2012	7

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Columbia Wanger International Equities Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Columbia Wanger International Equities Fund (the fund) Class 2 shares increased 8.51% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, as represented by the Standard and Poor’s (S&P) Global ex-U.S. Cap Range Companies between USD500 Million to USD5 Billion Index, which rose 4.82% for the period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	8.64	-9.39	7.24
Class 2	05/07/10	8.51	-9.69	7.02
S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index		4.82	-15.17	5.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, an unmanaged index, is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

8	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Columbia Wanger International Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Far EasTone Telecommunications Co., Ltd. (Taiwan)	1.4
Melco Crown Entertainment Ltd., ADR (Hong Kong)	1.3
Hexagon AB, Class B (Sweden)	1.2
Eurofins Scientific (France)	1.2
Naspers Ltd., Class N (South Africa)	1.1
Kansai Paint Co., Ltd. (Japan)	1.1
Localiza Rent a Car SA (Brazil)	1.0
Partners Group Holding AG (Switzerland)	1.0
Taiwan Mobile Co., Ltd. (Taiwan)	1.0
Israel Chemicals Ltd. (Israel)	0.9

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2012)
Argentina	0.3
Australia	3.6
Belgium	0.3
Brazil	2.4
Cambodia	0.4
Canada	4.0
Chile	0.2
China	2.4
Columbia	0.0	(a)
Czech Republic	0.4
Denmark	1.3
Finland	0.3
France	2.6
Germany	3.2
Greece	0.1
Guatemala	0.3
Hong Kong	3.8
India	2.4
Indonesia	1.3
Ireland	0.5
Israel	1.0
Italy	1.1
Japan	17.3
Kazakhstan	0.3
Luxembourg	0.7
Mexico	0.8
Mongolia	0.9

(a)	Rounds to less than 0.1%.

Portfolio Management

Columbia Wanger Asset Management LLC

Semiannual Report 2012	9

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

(Unaudited)

Country Breakdown (%) (at June 30, 2012) (continued)
Netherlands	5.5
Norway	0.3
Philippines	0.8
Portugal	0.4
Russian Federation	0.4
Singapore	3.7
South Africa	4.4
South Korea	1.8
Spain	0.4
Sweden	2.2
Switzerland	3.7
Taiwan	7.1
Thailand	0.7
United Kingdom	6.5
United States	3.1
Other (a)	7.1

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Summary of Investments in Securities by Industry (%) (at June 30, 2012)
Aerospace & Defense	0.2
Air Freight & Logistics	1.1
Auto Components	0.6
Beverages	0.6
Biotechnology	1.1
Building Products	1.1
Capital Markets	2.0
Chemicals	4.3
Commercial Banks	1.8
Commercial Services & Supplies	3.7
Communications Equipment	1.4
Computers & Peripherals	2.5
Construction & Engineering	3.3
Construction Materials	0.1
Consumer Finance	0.2
Containers & Packaging	1.8
Distributors	0.5
Diversified Consumer Services	0.5
Diversified Financial Services	1.3
Electric Utilities	0.5
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	3.8

10	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012) (continued)
Energy Equipment & Services	3.0
Food & Staples Retailing	1.9
Food Products	1.2
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	4.5
Household Durables	0.6
Industrial Conglomerates	0.5
Insurance	2.1
Internet & Catalog Retail	0.7
Internet Software & Services	1.5
IT Services	1.1
Life Sciences Tools & Services	1.1
Machinery	5.8
Marine	0.3
Media	2.3
Metals & Mining	2.6
Multiline Retail	1.5
Multi-Utilities	0.4
Office Electronics	0.6
Oil, Gas & Consumable Fuels	1.7
Personal Products	0.2
Pharmaceuticals	0.6
Professional Services	1.2
Real Estate Investment Trusts (REITs)	5.7
Real Estate Management & Development	0.7
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	1.4
Software	1.2
Specialty Retail	4.2
Textiles, Apparel & Luxury Goods	1.4
Trading Companies & Distributors	1.6
Transportation Infrastructure	2.6
Water Utilities	0.2
Wireless Telecommunication Services	2.5
Other (a)	10.7

Percentages indicated are based upon total net assets. The fund’s portfolio composition is subject to change.

(a)	Includes Money Market Funds and Investments of Cash Collateral Received for Securities on Loan.

Semiannual Report 2012	11

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Columbia Wanger U.S. Equities Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Columbia Wanger U.S. Equities Fund (the fund) Class 2 shares increased 9.87% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, as represented by the Russell 2000 Index, which increased 8.53% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	10.00	-5.69	10.66
Class 2	05/07/10	9.87	-5.94	10.37
Russell 2000 Index		8.53	-2.08	11.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

12	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Columbia Wanger U.S. Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
AMETEK, Inc.	2.6
Nordson Corp.	2.5
tw telecom, inc.	2.2
IPG Photonics Corp.	2.1
MICROS Systems, Inc.	2.1
Gaylord Entertainment Co.	2.1
lululemon athletica, Inc.	2.0
Informatica Corp.	1.8
Donaldson Co., Inc.	1.7
Mettler-Toledo International, Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	99.3
Consumer Discretionary	16.5
Energy	4.7
Financials	17.7
Health Care	12.6
Industrials	23.8
Information Technology	20.5
Materials	0.7
Telecommunication Services	2.8
Other (a)	0.7

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Columbia Wanger Asset Management LLC

Semiannual Report 2012	13

Variable Portfolio Funds

Performance Overview

Variable Portfolio – DFA International Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – DFA International Value Fund (the fund) Class 2 shares increased 1.09% for the six months period ended June 30, 2012.

>	The fund underperformed its benchmark, the MSCI World ex-USA Value Index (Net), which increased 1.74% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	1.33	-20.26	-3.44
Class 2	05/07/10	1.09	-20.48	-3.74
MSCI World ex-USA Value Index (Net)		1.74	-14.93	2.77
MSCI EAFE Index (Net)		2.96	-13.83	4.26

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World ex-USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The MSCI World ex-USA Value Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

On September 30, 2011, the MSCI World ex-USA Value Index (Net) replaced the MSCI EAFE Index (Net) as the fund’s benchmark index. The fund’s Investment Manager made this recommendation to the fund’s Board of Trustees because the new index more closely aligns to the fund’s investment strategy. Information on both indexes will be included for a one-year transition period. Thereafter, only the MSCI World ex-USA Value Index (Net) will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

14	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – DFA International Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
HSBC Holdings PLC, ADR (United Kingdom)	3.9
BP PLC (United Kingdom)	3.0
Vodafone Group PLC, ADR (United Kingdom)	2.9
Toyota Motor Corp. (Japan)	2.7
Royal Dutch Shell PLC, Class A (United Kingdom)	2.4
Banco Santander SA (Spain)	2.1
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.0
Suncor Energy, Inc. (Canada)	1.9
Vodafone Group PLC (United Kingdom)	1.8
Daimler AG, Registered Shares (Germany)	1.6

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2012)
Australia	5.3
Austria	0.1
Belgium	1.3
Canada	12.6
Denmark	1.4
Finland	0.7
France	9.0
Germany	9.4
Greece	0.0	(a)
Hong Kong	1.8
Ireland	0.0	(a)
Israel	0.3
Italy	0.9
Japan	21.2
Netherlands	2.9
New Zealand	0.1
Norway	1.1
Portugal	0.1
Singapore	0.9
Spain	2.5
Sweden	3.1
Switzerland	4.1
United Kingdom	21.2

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

Portfolio Management

Dimensional Fund Advisors, L.P.

Semiannual Report 2012	15

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – DFA International Value Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012)
Aerospace & Defense	0.3
Air Freight & Logistics	0.2
Airlines	0.5
Auto Components	1.1
Automobiles	5.2
Beverages	0.6
Building Products	1.0
Capital Markets	3.9
Chemicals	2.7
Commercial Banks	17.0
Commercial Services & Supplies	0.3
Communications Equipment	1.0
Computers & Peripherals	0.2
Construction & Engineering	0.8
Construction Materials	1.2
Consumer Finance	0.0	(a)
Containers & Packaging	0.1
Distributors	0.1
Diversified Financial Services	1.1
Diversified Telecommunication Services	3.8
Electric Utilities	1.7
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	0.5
Food & Staples Retailing	2.5
Food Products	0.7
Health Care Providers & Services	0.2
Hotels, Restaurants & Leisure	0.5
Household Durables	1.6
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	1.1
Insurance	6.2
IT Services	0.2
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.0	(a)
Machinery	0.5
Marine	0.9
Media	1.2
Metals & Mining	8.2
Multiline Retail	0.5
Multi-Utilities	1.8
Office Electronics	0.4
Oil, Gas & Consumable Fuels	14.1

16	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – DFA International Value Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012) (continued)
Paper & Forest Products	1.1
Personal Products	0.0	(a)
Pharmaceuticals	2.1
Professional Services	0.3
Real Estate Management & Development	1.2
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	0.2
Software	0.0	(a)
Specialty Retail	0.4
Textiles, Apparel & Luxury Goods	0.0	(a)
Thrifts & Mortgage Finance	0.0	(a)
Trading Companies & Distributors	2.8
Transportation Infrastructure	0.2
Wireless Telecommunication Services	4.7
Other (b)	2.0

Percentages indicated are based upon total net assets. The fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes Investments of Cash Collateral Received for Securities on Loan.

Semiannual Report 2012	17

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (the fund) Class 2 shares gained 3.04% for the six months period ended June 30, 2012.

>	The fund underperformed its benchmark, as represented by the S&P/LSTA Leveraged Loan Index, which gained 4.54% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	3.23	3.96	4.19
Class 2	05/07/10	3.04	3.67	3.53
S&P/LSTA Leveraged Loan Index		4.54	3.43	4.54	*

*	Fund data is from May 7, 2010. S&P/LSTA Leveraged Loan Index data is from April 30, 2010.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

18	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Senior Loans	97.0
Consumer Discretionary	25.8
Consumer Staples	8.9
Energy	2.2
Financials	4.8
Health Care	13.7
Industrials	8.7
Materials	8.8
Telecommunication	21.2
Utilities	2.9
Other (a)	3.0

Percentages indicated are based upon total investments. The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
BBB rating	0.7
BB rating	15.8
B rating	76.0
Non-investment grade	3.7
Not rated	3.8

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the fund and not the fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Eaton Vance Management

Semiannual Report 2012	19

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Invesco International Growth Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Invesco International Growth Fund (the fund) Class 2 shares rose 4.42% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, the MSCI EAFE Growth Index (Net), which increased 3.86% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	4.64	-8.45	6.32
Class 2	05/07/10	4.42	-8.68	6.02
MSCI EAFE Growth Index (Net)		3.86	-12.56	5.77
MSCI EAFE Growth Index (Gross)		4.19	-12.22	6.14

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite.

On September 30, 2011, the MSCI EAFE Growth Index (Net) replaced the MSCI EAFE Growth Index (Gross) as the fund’s primary benchmark. The fund’s Investment Manager made this recommendation to the fund’s Board of Trustees because the Investment Manager believes that the Net version better reflects how dividends paid to the fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

20	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Invesco International Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Compass Group PLC (United Kingdom)	2.6
Anheuser-Busch InBev NV (Belgium)	2.5
Imperial Tobacco Group PLC (United Kingdom)	2.2
SAP AG (Germany)	2.1
Reed Elsevier PLC (United Kingdom)	1.9
Banco Bradesco SA, ADR (Brazil)	1.8
America Movil SAB de CV, Class L, ADR (Mexico)	1.8
British American Tobacco PLC (United Kingdom)	1.8
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1.7
Suncor Energy, Inc. (Canada)	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2012)
Australia	5.2
Belgium	2.3
Brazil	1.7
Canada	7.7
China	3.2
Denmark	1.2
France	6.2
Germany	5.8
Hong Kong	1.8
Israel	1.6
Japan	8.4
Mexico	4.0
Netherlands	1.9
Russian Federation	0.8
Singapore	2.6
South Korea	2.4
Spain	1.1
Sweden	2.9
Switzerland	7.0
Taiwan	1.2
Turkey	0.9
United Kingdom	20.9
Other (a)	9.2

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Invesco Advisers, Inc.

Semiannual Report 2012	21

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – Invesco International Growth Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012)
Auto Components	3.0
Automobiles	2.6
Beverages	3.4
Biotechnology	1.4
Capital Markets	0.9
Chemicals	3.5
Commercial Banks	5.9
Commercial Services & Supplies	1.4
Communications Equipment	0.7
Diversified Financial Services	0.6
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	1.4
Food & Staples Retailing	1.1
Food Products	3.6
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	3.1
Independent Power Producers & Energy Traders	0.5
Industrial Conglomerates	2.4
Insurance	0.9
Internet Software & Services	1.3
IT Services	2.8
Machinery	1.8
Media	8.2
Metals & Mining	1.0
Multiline Retail	1.4
Multi-Utilities	0.9
Office Electronics	1.5
Oil, Gas & Consumable Fuels	7.6
Personal Products	0.7
Pharmaceuticals	6.4
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	1.2
Software	1.9
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	1.4
Tobacco	3.6
Wireless Telecommunication Services	3.1
Other (a)	11.2
Percentages indicated are based upon total net assets. The fund’s portfolio composition is subject to change.

(a)	Includes Money Market Funds and Investments of Cash Collateral Received for Securities on Loan.

22	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – J.P. Morgan Core Bond Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – J.P. Morgan Core Bond Fund (the fund) Class 2 shares gained 2.58% for the six months period ended June 30, 2012.

>	The fund outperformed the 2.37% increase of its benchmark, the Barclays U.S. Aggregate Bond Index, an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	2.66	6.87	6.39
Class 2	05/07/10	2.58	6.60	6.10
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.23

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	23

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – J.P. Morgan Core Bond Fund

(Unaudited)

Portfolio Management

J.P. Morgan Investment Management Inc.

Portfolio Breakdown (%) (at June 30, 2012)
Asset-Backed Securities — Non-Agency	3.2
Commercial Mortgage-Backed Securities — Agency	5.0
Commercial Mortgage-Backed Securities — Non-Agency	2.1
Corporate Bonds & Notes	13.4
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	0.2
Municipal Bonds	0.2
Residential Mortgage-Backed Securities — Agency	30.6
Residential Mortgage-Backed Securities — Non-Agency	8.1
U.S. Government & Agency Obligations	9.8
U.S. Treasury Obligations	19.6
Other (a)	7.3

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
AAA rating	76.1
AA rating	3.6
A rating	10.3
BBB rating	5.8
Non-investment grade	1.3
Not rated	2.9

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments in Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the fund and not the fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

24	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Jennison Mid Cap Growth Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Jennison Mid Cap Growth Fund (the fund) Class 2 shares gained 10.66% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, as represented by the Russell Midcap Growth Index, which increased 8.10% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	10.87	3.30	12.38
Class 2	05/07/10	10.66	3.07	12.06
Russell Midcap Growth Index		8.10	-2.99	13.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000 Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	25

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Jennison Mid Cap Growth Fund

(Unaudited)

Portfolio Management

Jennison Associates LLC

Top Ten Holdings (%) (at June 30, 2012)
Crown Castle International Corp.	3.1
VeriSign, Inc.	2.3
Dollar Tree, Inc.	2.2
Ross Stores, Inc.	2.1
DaVita, Inc.	2.1
Ecolab, Inc.	1.9
Tim Hortons, Inc.	1.8
Annaly Capital Management, Inc.	1.8
Henry Schein, Inc.	1.8
Roper Industries, Inc.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	96.9
Consumer Discretionary	16.9
Consumer Staples	6.3
Energy	6.8
Financials	5.1
Health Care	16.8
Industrials	13.7
Information Technology	19.4
Materials	6.9
Telecommunication Services	5.0
Other (a)	3.1

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

26	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – MFS Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – MFS Value Fund (the fund) Class 2 shares rose 7.93% for the six months period ended June 30, 2012.

>	The fund underperformed its benchmark, as represented by the Russell 1000 Value Index, which gained 8.68% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	7.99	2.20	7.24
Class 2	05/07/10	7.93	2.03	7.03
Russell 1000 Value Index		8.68	3.01	10.29

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	27

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – MFS Value Fund

(Unaudited)

Portfolio Management

Massachusetts Financial Services Company

Top Ten Holdings (%) (at June 30, 2012)
Philip Morris International, Inc.	4.0
Lockheed Martin Corp.	3.5
Pfizer, Inc.	3.2
JPMorgan Chase & Co.	3.1
Johnson & Johnson	2.8
AT&T, Inc.	2.3
Wells Fargo & Co.	2.1
Accenture PLC, Class A	2.1
International Business Machines Corp.	2.1
Chevron Corp.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	98.5
Consumer Discretionary	10.0
Consumer Staples	14.6
Energy	7.0
Financials	19.8
Health Care	13.2
Industrials	16.6
Information Technology	10.0
Materials	2.2
Telecommunication Services	3.9
Utilities	1.2
Convertible Preferred Stocks	0.2
Industrials	0.1
Utilities	0.1
Other (a)	1.3

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

28	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Marsico Growth Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Marsico Growth Fund (the fund) Class 2 shares rose 8.44% for the six months period ended June 30, 2012.

>	The fund underperformed its benchmark, the Standard & Poor’s (S&P) 500 Index, which gained 9.49% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	8.49	0.31	12.10
Class 2	05/07/10	8.44	0.08	11.85
S&P 500 Index		9.49	5.45	12.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	29

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Marsico Growth Fund

(Unaudited)

Portfolio Management

Marsico Capital Management, LLC

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	8.8
TJX Companies, Inc.	5.5
Biogen Idec, Inc.	3.6
Wells Fargo & Co.	3.4
priceline.com, Inc.	3.3
U.S. Bancorp	3.1
Express Scripts Holding Co.	3.1
Baidu, Inc., ADR	3.1
Visa, Inc., Class A	3.0
Starbucks Corp.	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	93.5
Consumer Discretionary	34.6
Consumer Staples	5.0
Energy	4.7
Financials	6.2
Health Care	9.8
Industrials	6.9
Information Technology	22.7
Materials	3.6
Preferred Stocks	0.4
Other (a)	6.1

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

30	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Mondrian International Small Cap Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Mondrian International Small Cap Fund (the fund) Class 2 shares rose 7.94% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, the MSCI World ex U.S. Small Cap Index (Net) (MSCI Index), which increased 3.20% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	8.17	-8.88	10.56
Class 2	05/07/10	7.94	-9.13	10.24
MSCI World ex U.S. Small Cap Index (Net)		3.20	-15.75	5.32
MSCI World ex U.S. Small Cap Index (Gross)		3.48	-15.42	5.72

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World ex U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks. The MSCI World ex U.S. Index is a market capitalization-weighted index designed to measure equity performance in 22 global developed markets, excluding the U.S.

On September 30, 2011, the MSCI World ex U.S. Small Cap Index (Net) replaced the MSCI World ex U.S. Small Cap Index (Gross) as the fund’s primary benchmark. The fund’s Investment Manager made this recommendation to the fund’s Board of Trustees because the Investment Manager believes that the Net version better reflects how dividends paid to the fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	31

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Mondrian International Small Cap Fund

(Unaudited)

Portfolio Management

Mondrian Investment Partners Limited

Top Ten Holdings (%) (at June 30, 2012)
Croda International PLC (United Kingdom)	3.9
Symrise AG (Germany)	3.6
Rotork PLC (United Kingdom)	3.5
Koninklijke Boskalis Westminster NV (Netherlands)	3.2
CapitaMall Trust (Singapore)	3.1
Commonwealth Property Office Fund (Australia)	2.8
De La Rue PLC (United Kingdom)	2.3
SIA Engineering Co., Ltd. (Singapore)	2.2
Nifco, Inc. (Japan)	2.1
Christian Hansen Holding A/S (Denmark)	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2012)
Australia	6.3
Canada	3.6
China	0.8
Denmark	2.1
France	8.3
Germany	11.5
Hong Kong	3.0
Ireland	1.1
Japan	9.9
Netherlands	4.6
New Zealand	2.3
Norway	0.6
Singapore	12.9
Spain	1.0
Sweden	0.9
United Kingdom	28.7
Other (a)	2.4

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund's portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

32	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – Mondrian International Small Cap Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012)
Aerospace & Defense	4.3
Auto Components	4.3
Chemicals	12.7
Commercial Services & Supplies	7.3
Communications Equipment	0.8
Construction & Engineering	5.8
Containers & Packaging	2.6
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	9.0
Energy Equipment & Services	4.0
Food Products	1.9
Gas Utilities	1.2
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	1.5
Insurance	0.5
Life Sciences Tools & Services	1.0
Machinery	7.5
Marine	0.8
Media	1.8
Multiline Retail	0.5
Office Electronics	1.9
Pharmaceuticals	0.5
Professional Services	0.9
Real Estate Investment Trusts (REITs)	9.1
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	0.9
Specialty Retail	2.3
Transportation Infrastructure	4.9
Water Utilities	0.9
Wireless Telecommunication Services	1.6
Other (a)	8.5

Percentages indicated are based upon total net assets. The fund’s portfolio composition is subject to change.

(a)	Includes Money Market Funds and Investments of Cash Collateral Received for Securities on Loan.

Semiannual Report 2012	33

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Morgan Stanley Global Real Estate Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Morgan Stanley Global Real Estate Fund (the fund) Class 2 shares increased 15.50% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, the FTSE EPRA/NAREIT Global Developed Real Estate Index, which increased 15.29% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	15.66	-0.69	10.06
Class 2	05/07/10	15.50	-0.95	9.80
FTSE EPRA/NAREIT Global Developed Real Estate Index		15.29	2.36	13.95

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The FTSE EPRA/NAREIT Global Developed Real Estate Index is a global free float-adjusted market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

34	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Morgan Stanley Global Real Estate Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Sun Hung Kai Properties Ltd. (Hong Kong)	6.1
Simon Property Group, Inc. (United States)	6.0
Equity Residential (United States)	4.0
Mitsubishi Estate Co., Ltd. (Japan)	3.3
Westfield Group (Australia)	3.1
Hongkong Land Holdings Ltd. (Hong Kong)	3.0
Vornado Realty Trust (United States)	3.0
Mitsui Fudosan Co., Ltd. (Japan)	2.8
Host Hotels & Resorts, Inc. (United States)	2.4
HCP, Inc. (United States)	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2012)
Australia	9.3
Austria	0.0	(a)
Belgium	0.1
Brazil	0.7
Canada	3.3
Cayman Islands	0.5
China	0.6
Finland	0.3
France	3.3
Germany	0.5
Hong Kong	16.2
Italy	0.2
Japan	8.9
Netherlands	0.9
Norway	0.1
Singapore	1.7
Sweden	0.7
Switzerland	1.0
United Kingdom	6.2
United States	43.6
Other (b)	1.9

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds.

Portfolio Management

Morgan Stanley Investment Management Inc.

Semiannual Report 2012	35

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012)
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	1.9
Household Durables	0.2
Real Estate Investment Trusts (REITs)	61.5
Real Estate Management & Development	33.6
Other (a)	5.3

Percentages indicated are based upon total net assets. The fund’s portfolio composition is subject to change.

(a)	Includes Money Market Funds and Investments of Cash Collateral Received for Securities on Loan.

36	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – NFJ Dividend Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – NFJ Dividend Value Fund (the fund) Class 2 shares gained 5.69% for the six months period ended June 30, 2012.

>	The fund underperformed its benchmark, as represented by the Russell 1000 Value Index, which gained 8.68% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	5.83	2.15	10.28
Class 2	05/07/10	5.69	1.83	9.99
Russell 1000 Value Index		8.68	3.01	10.29

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	37

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – NFJ Dividend Value Fund

(Unaudited)

Portfolio Management

NFJ Investment Group LLC

Top Ten Holdings (%) (at June 30, 2012)
ConocoPhillips	4.2
Total SA, ADR	4.1
Intel Corp.	4.0
International Paper Co.	3.5
JPMorgan Chase & Co.	3.2
Reynolds American, Inc.	2.4
Merck & Co., Inc.	2.3
Medtronic, Inc.	2.3
Marathon Oil Corp.	2.3
General Electric Co.	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	98.4
Consumer Discretionary	5.6
Consumer Staples	8.0
Energy	18.7
Financials	17.2
Health Care	10.8
Industrials	10.3
Information Technology	12.0
Materials	9.7
Telecommunication Services	2.0
Utilities	4.1
Other (a)	1.6

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

38	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (the fund) Class 2 shares gained 8.54% for the six months period ended June 30, 2012.

>	The fund underperformed its benchmark, as represented by the Russell 1000 Growth Index, which gained 10.08% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	8.76	0.81	10.57
Class 2	05/07/10	8.54	0.49	10.24
Russell 1000 Growth Index		10.08	5.76	14.24

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	39

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Portfolio Management

Winslow Capital Management, LLC

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	7.7
Union Pacific Corp.	4.1
Visa, Inc., Class A	4.0
QUALCOMM, Inc.	3.4
Danaher Corp.	3.2
priceline.com, Inc.	3.1
UnitedHealth Group, Inc.	3.0
Google, Inc., Class A	2.9
Monsanto Co.	2.8
Salesforce.com, Inc.	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	97.1
Consumer Discretionary	16.9
Consumer Staples	3.6
Energy	4.8
Financials	6.4
Health Care	14.5
Industrials	13.7
Information Technology	31.9
Materials	4.3
Telecommunication Services	1.0
Other (a)	2.9

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

40	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Partners Small Cap Growth Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Partners Small Cap Growth Fund (the fund) Class 2 shares rose 6.59% for the six months period ended June 30, 2012.

>	The fund underperformed its benchmark, as represented by the Russell 2000 Growth Index, which increased 8.81% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	6.64	-2.57	11.03
Class 2	05/07/10	6.59	-2.81	10.74
Russell 2000 Growth Index		8.81	-2.71	14.19

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	41

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Partners Small Cap Growth Fund

(Unaudited)

Portfolio Management

TCW Investment Management Company

The London Company

Wells Capital Management Incorporated.

Top Ten Holdings (%) (at June 30, 2012)
Pricesmart, Inc.	1.9
NewMarket Corp.	1.9
Alexander & Baldwin, Inc.	1.8
Eaton Vance Corp.	1.7
Albemarle Corp.	1.7
Cabela’s, Inc.	1.7
Old Dominion Freight Line, Inc.	1.7
Nu Skin Enterprises, Inc., Class A	1.6
Endologix, Inc.	1.6
Service Corp. International	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	96.8
Consumer Discretionary	14.8
Consumer Staples	5.8
Energy	6.4
Financials	13.4
Health Care	15.4
Industrials	12.2
Information Technology	22.9
Materials	5.9
Exchange-Traded Funds	0.1
Limited Partnerships	0.7
Other (a)	2.4

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

42	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (the fund) Class 2 shares gained 1.46% for the six months period ended June 30, 2012.

>	The fund underperformed the 1.66% increase of its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	1.54	4.49	5.03
Class 2	05/07/10	1.46	4.21	4.79
Barclays U.S. Mortgage-Backed Securities Index		1.66	4.97	4.94

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	43

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

(Unaudited)

Portfolio Management

Pacific Investment Management Company LLC

Portfolio Breakdown (%) (at June 30, 2012)
Asset-Backed Securities — Non-Agency	0.3
Commercial Mortgage-Backed Securities — Non-Agency	1.2
Repurchase Agreements	7.6
Residential Mortgage-Backed Securities — Agency	81.9
Residential Mortgage-Backed Securities — Non-Agency	3.6
Treasury Note Short-Term	0.1
U.S. Government & Agency Obligations	5.3

Percentages indicated are based upon total investments. The fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2012)
AAA rating	98.9
BBB rating	0.4
Non-investment grade	0.7

Percentages indicated are based upon total fixed income securities.

Ratings apply to the underlying holdings of the fund and not the fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

44	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Pyramis® International Equity Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Pyramis® International Equity Fund (the fund) Class 2 shares rose 5.47% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, the MSCI EAFE Index (Net), which increased 2.96% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	5.57	-12.73	3.28
Class 2	05/07/10	5.47	-12.95	2.98
MSCI EAFE Index (Net)		2.96	-13.83	4.26
MSCI EAFE Index (Gross)		3.38	-13.38	4.77

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

On September 30, 2011 the MSCI EAFE Index (Net) replaced the MSCI EAFE Index (Gross) as the fund’s primary benchmark. The fund’s Investment Manager made this recommendation to the fund’s Board of Trustees because the Investment Manager believes that the Net version better reflects how dividends paid to the fund on foreign securities generally are treated for tax purposes and, therefore provides a more appropriate basis for comparing the fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	45

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Pyramis® International Equity Fund

(Unaudited)

Portfolio Management

Pyramis Global Advisors, LLC

Top Ten Holdings (%) (at June 30, 2012)
Nestlé SA, Registered Shares (Switzerland)	2.9
Roche Holding AG, Genusschein Shares (Switzerland)	2.1
Vodafone Group PLC (United Kingdom)	1.9
British American Tobacco PLC (United Kingdom)	1.7
Sanofi (France)	1.7
Novo Nordisk A/S, Class B (Denmark)	1.6
BG Group PLC (United Kingdom)	1.5
HSBC Holdings PLC (United Kingdom)	1.5
BP PLC (United Kingdom)	1.4
Commonwealth Bank of Australia (Australia)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2012)
Australia	8.9
Belgium	1.0
Denmark	2.0
France	8.0
Germany	8.2
Hong Kong	2.2
Ireland	0.4
Israel	0.3
Italy	3.0
Japan	20.9
Macau	0.4
Netherlands	4.1
New Zealand	0.2
Norway	1.1
Papua New Guinea	0.1
Singapore	1.2
Spain	2.1
Supra-National	0.5
Sweden	1.8
Switzerland	8.0
United Kingdom	21.4
Other (a)	4.2

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

46	Semiannual Report 2012

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – Pyramis® International Equity Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012)
Aerospace & Defense	0.9
Auto Components	0.9
Automobiles	3.4
Beverages	2.1
Biotechnology	0.8
Building Products	1.0
Capital Markets	1.4
Chemicals	4.3
Commercial Banks	11.0
Commercial Services & Supplies	0.1
Computers & Peripherals	0.3
Construction & Engineering	0.4
Construction Materials	0.3
Consumer Finance	0.1
Diversified Financial Services	0.7
Diversified Telecommunication Services	2.5
Electric Utilities	1.9
Electrical Equipment	0.7
Electrical Equipment, Instruments & Components	1.3
Energy Equipment & Services	1.8
Food & Staples Retailing	0.5
Food Products	4.4
Gas Utilities	0.1
Health Care Equipment & Supplies	0.2
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	0.5
Household Durables	0.3
Household Products	0.3
Industrial Conglomerates	1.8
Insurance	4.5
Internet & Catalog Retail	0.3
Internet Software & Services	0.1
IT Services	0.3
Leisure Equipment & Products	0.2
Machinery	2.5
Marine	0.3
Media	2.0
Metals & Mining	4.5
Multiline Retail	0.9
Multi-Utilities	1.6
Office Electronics	0.8
Oil, Gas & Consumable Fuels	6.3
Paper & Forest Products	0.1

Semiannual Report 2012	47

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio – Pyramis® International Equity Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012) (continued)
Personal Products	0.7
Pharmaceuticals	8.0
Professional Services	0.8
Real Estate Investment Trusts (REITs)	1.4
Real Estate Management & Development	1.9
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	0.3
Software	1.1
Speciality Retail	1.5
Textiles, Apparel & Luxury Goods	1.8
Tobacco	2.7
Trading Companies & Distributors	1.7
Transportation Infrastructure	0.9
Wireless Telecommunication Services	3.0
Other (a)	5.5

Percentages indicated are based upon total net assets. The fund’s portfolio composition is subject to change.

(a)	Includes Money Market Funds and Investments of Cash Collateral Received for Securities on Loan.

48	Semiannual Report 2012

Variable Portfolio Funds

Performance Overview

Variable Portfolio – Wells Fargo Short Duration Government Fund

(Unaudited)

Performance Summary

>	Variable Portfolio – Wells Fargo Short Duration Government Fund (the fund) Class 2 shares gained 0.97% for the six months period ended June 30, 2012.

>	The fund outperformed its benchmark, the Barclays U.S. 1-3 Year Government Bond Index, which gained 0.18% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	1.12	2.21	2.44
Class 2	05/07/10	0.97	1.96	2.17
Barclays U.S. 1-3 Year Government Bond Index		0.18	0.86	1.36

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012	49

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Wells Fargo Short Duration Government Fund

(Unaudited)

Portfolio Management

Wells Capital Management Incorporated

Portfolio Breakdown (%) (at June 30, 2012)
Asset-Backed Securities — Non-Agency	7.5
Commercial Mortgage-Backed Securities — Agency	0.3
Commercial Mortgage-Backed Securities — Non-Agency	6.5
Corporate Bonds & Notes	1.1
Other (a)	3.3
Residential Mortgage-Backed Securities — Agency	45.9
U.S. Government & Agency Obligations	2.5
U.S. Treasury Obligations	32.9

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2012)
AAA rating	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

50	Semiannual Report 2012

Variable Portfolio Funds

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio – Limited Duration Credit Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,028.60	1,022.18	2.72	2.72	0.54
Class 2	1,000.00	1,000.00	1,027.60	1,020.93	3.98	3.97	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	51

Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – American Century Diversified Bond Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,029.40	1,021.98	2.93	2.92	0.58
Class 2	1,000.00	1,000.00	1,028.90	1,020.69	4.24	4.22	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio – American Century Growth Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,103.00	1,021.28	3.76	3.62	0.72
Class 2	1,000.00	1,000.00	1,101.70	1,019.99	5.12	4.92	0.98

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Columbia Wanger International Equities Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,086.40	1,019.84	5.24	5.07	1.01
Class 2	1,000.00	1,000.00	1,085.10	1,018.60	6.53	6.32	1.26

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

52	Semiannual Report 2012

Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,100.00	1,020.04	5.06	4.87	0.97
Class 2	1,000.00	1,000.00	1,098.70	1,018.80	6.37	6.12	1.22

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – DFA International Value Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,013.30	1,020.29	4.61	4.62	0.92
Class 2	1,000.00	1,000.00	1,010.90	1,019.05	5.85	5.87	1.17

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,032.30	1,021.23	3.69	3.67	0.73
Class 2	1,000.00	1,000.00	1,030.40	1,019.99	4.95	4.92	0.98

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	53

Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – Invesco International Growth Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,046.40	1,020.14	4.83	4.77	0.95
Class 2	1,000.00	1,000.00	1,044.20	1,018.90	6.10	6.02	1.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – J.P. Morgan Core Bond Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,026.60	1,021.93	2.97	2.97	0.59
Class 2	1,000.00	1,000.00	1,025.80	1,020.69	4.23	4.22	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio – Jennison Mid Cap Growth Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,108.70	1,020.74	4.35	4.17	0.83
Class 2	1,000.00	1,000.00	1,106.60	1,019.49	5.66	5.42	1.08

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

54	Semiannual Report 2012

Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – MFS Value Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,079.90	1,021.23	3.78	3.67	0.73
Class 2	1,000.00	1,000.00	1,079.30	1,019.99	5.07	4.92	0.98

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Marsico Growth Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,084.90	1,021.23	3.78	3.67	0.73
Class 2	1,000.00	1,000.00	1,084.40	1,019.99	5.08	4.92	0.98

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Mondrian International Small Cap Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,081.70	1,019.49	5.59	5.42	1.08
Class 2	1,000.00	1,000.00	1,079.40	1,018.25	6.88	6.67	1.33

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.00% for Class 1 and 1.25% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2012. If this change had been in place for the entire six month period ended June 30, 2012, the actual expenses paid would have been $5.18 for Class 1 and $6.46; the hypothetical expenses paid would have been $5.02 for Class 1 and $6.27 for Class 2.

Semiannual Report 2012	55

Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,156.60	1,020.44	4.77	4.47	0.89
Class 2	1,000.00	1,000.00	1,155.00	1,019.19	6.11	5.72	1.14

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – NFJ Dividend Value Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,058.30	1,021.13	3.84	3.77	0.75
Class 2	1,000.00	1,000.00	1,056.90	1,019.89	5.11	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,087.60	1,021.18	3.84	3.72	0.74
Class 2	1,000.00	1,000.00	1,085.40	1,019.89	5.19	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

56	Semiannual Report 2012

Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – Partners Small Cap Growth Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,066.40	1,019.84	5.19	5.07	1.01
Class 2	1,000.00	1,000.00	1,065.90	1,018.60	6.47	6.32	1.26

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,015.40	1,022.03	2.86	2.87	0.57
Class 2	1,000.00	1,000.00	1,014.60	1,020.74	4.16	4.17	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Pyramis® International Equity Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,055.70	1,020.04	4.96	4.87	0.97
Class 2	1,000.00	1,000.00	1,054.70	1,018.80	6.23	6.12	1.22

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	57

Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – Wells Fargo Short Duration Government Fund

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,011.20	1,021.93	2.95	2.97	0.59
Class 2	1,000.00	1,000.00	1,009.70	1,020.69	4.20	4.22	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

58	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 93.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Aerospace & Defense 1.9%
Alliant Techsystems, Inc.
04/01/16	6.750%	2,000,000	2,050,000

L-3 Communications Corp.(a)
11/15/16	3.950%	31,560,000	33,518,140

Northrop Grumman Corp. Senior Unsecured
08/01/19	5.050%	11,269,000	13,002,533

Total			48,570,673

Banking 3.7%
Bank of America Corp. Senior Unsecured(a)
03/17/16	3.625%	22,260,000	22,361,862

Citigroup, Inc. Senior Unsecured(a)
01/10/17	4.450%	10,852,000	11,375,533

Fifth Third Bancorp Senior Unsecured(a)
01/25/16	3.625%	7,825,000	8,253,458

Goldman Sachs Group, Inc. (The) Senior Unsecured(a)
02/07/16	3.625%	14,615,000	14,616,608

HSBC USA, Inc. Senior Unsecured(a)
02/13/15	2.375%	6,625,000	6,700,512

KeyCorp Senior Unsecured
08/13/15	3.750%	7,800,000	8,233,793

Morgan Stanley Senior Unsecured(a)
03/22/17	4.750%	15,665,000	15,630,568

Wells Fargo & Co. Senior Unsecured(a)
05/08/17	2.100%	5,615,000	5,627,549

Total			92,799,883

Chemicals 1.5%
Eastman Chemical Co. Senior Unsecured(a)
06/01/17	2.400%	13,070,000	13,208,464

LyondellBasell Industries NV Senior Notes(b)
04/15/19	5.000%	11,944,000	12,526,270

Nova Chemicals Corp.(a)
Senior Unsecured
11/01/16	8.375%	818,000	910,025
11/01/19	8.625%	10,235,000	11,591,137

Total			38,235,896

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Construction Machinery 1.8%
Case New Holland, Inc.
09/01/13	7.750%	14,635,000	15,549,687

Manitowoc Co., Inc. (The)(a)
11/01/13	7.125%	14,940,000	14,977,350

UR Merger Sub Corp. Secured(a)(b)
07/15/18	5.750%	14,530,000	15,111,200

Total			45,638,237

Consumer Products 2.1%
Beam, Inc.
Senior Unsecured
06/15/14	6.375%	11,024,000	12,075,425

Beam, Inc.(a)
Senior Unsecured
05/15/17	1.875%	10,900,000	10,952,505

Clorox Co. (The) Senior Unsecured
10/15/17	5.950%	15,920,000	18,515,661

Jarden Corp.(a)
05/01/16	8.000%	10,285,000	11,210,650

Total			52,754,241

Electric 13.2%
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	35,905,000	37,713,106

CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	25,094,000	27,772,709

CMS Energy Corp.(a)
Senior Unsecured
09/30/15	4.250%	11,495,000	11,954,800

Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	20,842,000	22,068,197

DTE Energy Co. Senior Unsecured
06/01/16	6.350%	22,624,000	26,283,703

Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	9,160,000	10,949,040
06/15/18	6.400%	10,335,000	12,630,889

Dominion Resources, Inc.(a)
Senior Unsecured
01/15/16	5.200%	7,975,000	8,993,679

Duke Energy Corp.(a)
Senior Unsecured
06/15/18	6.250%	17,684,000	21,520,933
09/15/19	5.050%	2,460,000	2,868,857

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	59

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Florida Power Corp. 1st Mortgage
06/15/18	5.650%	1,200,000	1,446,485

Indiana Michigan Power Co. Senior Unsecured
11/15/14	5.050%	8,412,000	9,027,666
12/01/15	5.650%	4,543,000	5,061,724

Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	2,331,000	2,390,424

Metropolitan Edison Co.(a) Senior Unsecured
04/01/14	4.875%	3,390,000	3,572,033

NRG Energy, Inc.(a)
01/15/17	7.375%	11,410,000	11,866,400

Nevada Power Co.
03/15/16	5.950%	1,685,000	1,929,189

Ohio Edison Co. Senior Unsecured(a)
05/01/15	5.450%	21,297,000	23,208,363

Oncor Electric Delivery Co. LLC Senior Secured(a)
09/30/17	5.000%	11,690,000	12,891,451

Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	11,855,000	13,511,144

Sierra Pacific Power Co.
05/15/16	6.000%	7,485,000	8,722,068

Tampa Electric Co. Senior Unsecured(a)
05/15/18	6.100%	7,098,000	8,581,376

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	48,775,000	50,889,615

Total			335,853,851

Entertainment 0.5%
Historic TW, Inc.
06/15/18	6.875%	11,175,000	13,768,874

Environmental 1.8%
Waste Management, Inc.
03/15/18	6.100%	38,201,000	45,342,715

Food and Beverage 5.1%
ConAgra Foods, Inc. Senior Unsecured(a)
06/15/17	5.819%	17,215,000	19,726,427

Constellation Brands, Inc.
12/15/14	8.375%	3,782,000	4,297,298
05/15/17	7.250%	3,565,000	4,077,469

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Kraft Foods Group, Inc.(a)(b)
06/05/17	2.250%	6,435,000	6,588,655

Kraft Foods, Inc. Senior Unsecured(a)
08/23/18	6.125%	46,987,000	57,178,668

SABMiller Holdings, Inc.(b)
01/15/17	2.450%	21,770,000	22,439,166

SABMiller PLC Senior Unsecured(b)
07/15/18	6.500%	13,180,000	16,120,131

Total			130,427,814

Gas Pipelines 13.7%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	14,015,000	16,401,180

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	45,843,000	52,872,657

Enterprise Products Operating LLC
06/01/15	3.700%	9,920,000	10,583,708

Gulfstream Natural Gas System LLC(b) Senior Unsecured
11/01/15	5.560%	6,460,000	7,107,008
06/01/16	6.950%	22,690,000	26,221,812

Kinder Morgan Energy Partners LP Senior Unsecured(a)
02/15/18	5.950%	38,583,000	44,741,194

Midcontinent Express Pipeline LLC Senior Unsecured(a)(b)
09/15/14	5.450%	39,550,000	39,638,829

NiSource Finance Corp.
09/15/17	5.250%	22,031,000	24,598,911

Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	5,728,000	6,744,382
04/15/17	5.950%	16,175,000	18,734,095

Panhandle Eastern Pipeline Co. LP Senior Unsecured
08/15/13	6.050%	8,000,000	8,402,552

Panhandle Eastern Pipeline Co. LP(a) Senior Unsecured
11/01/17	6.200%	16,781,000	19,207,231

Plains All American Pipeline LP/Finance Corp.(a)
09/15/15	3.950%	19,082,000	20,439,398

Regency Energy Partners LP/Finance Corp.(a)
06/01/16	9.375%	1,174,000	1,291,400

Rockies Express Pipeline LLC Senior Unsecured(a)(b)
04/15/15	3.900%	26,995,000	25,982,687

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Southern Natural Gas Co. LLC Senior Unsecured(b)
04/01/17	5.900%	10,783,000	12,344,400

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	11,707,000	13,515,931

Total			348,827,375

Health Care 3.2%
AmerisourceBergen Corp.
09/15/15	5.875%	10,632,000	12,075,868

Express Scripts Holding Co.(a)
05/15/16	3.125%	28,740,000	29,923,254

Hospira, Inc. Senior Unsecured
05/15/15	6.400%	28,187,000	31,312,892

Medco Health Solutions, Inc. Senior Unsecured(a)
09/15/15	2.750%	6,960,000	7,151,810

Total			80,463,824

Healthcare Insurance 0.9%
WellPoint, Inc. Senior Unsecured
01/15/16	5.250%	8,120,000	9,067,149
06/15/17	5.875%	11,380,000	13,421,971

Total			22,489,120

Independent Energy 5.5%
Anadarko Petroleum Corp. Senior Unsecured(a)
09/15/16	5.950%	45,253,000	51,352,109

Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	3,320,000	3,718,400

Chesapeake Energy Corp.(a)
02/15/15	9.500%	12,630,000	13,608,825

Denbury Resources, Inc.(a)
03/01/16	9.750%	1,055,000	1,159,181

Encana Corp. Senior Unsecured(a)
12/01/17	5.900%	12,472,000	14,216,646

Encore Acquisition Co.(a)
05/01/16	9.500%	9,130,000	9,974,525

Forest Oil Corp.(a)
02/15/14	8.500%	16,270,000	16,920,800

Woodside Finance Ltd.(a)(b)
11/10/14	4.500%	28,075,000	29,713,810

Total			140,664,296

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Integrated Energy 0.7%
Marathon Petroleum Corp. Senior Unsecured(a)
03/01/16	3.500%	16,720,000	17,526,573

Life Insurance 4.1%
Hartford Financial Services Group, Inc. Senior Unsecured(a)
10/15/17	4.000%	37,367,000	37,521,998

Prudential Covered Trust 2012-1(a)(b)
09/30/15	2.997%	28,178,000	28,624,170

Prudential Financial, Inc. Senior Unsecured
01/14/15	3.875%	3,892,000	4,075,313
09/17/15	4.750%	9,024,000	9,715,347
12/01/17	6.000%	21,215,000	24,401,557

Total			104,338,385

Media Cable 6.3%
CSC Holdings LLC Senior Unsecured(a)
04/15/14	8.500%	3,000,000	3,300,000

Comcast Corp.(a)
02/15/18	5.875%	28,726,000	33,967,834
05/15/18	5.700%	10,690,000	12,607,081

DIRECTV Holdings LLC/Financing Co., Inc.(a)
03/15/17	2.400%	51,585,000	51,924,687

DISH DBS Corp.(a)
10/01/14	6.625%	5,790,000	6,209,775
02/01/16	7.125%	9,076,000	9,960,910

Scripps Networks Interactive, Inc. Senior Unsecured(a)
12/15/16	2.700%	4,215,000	4,348,750

Time Warner Cable, Inc.
07/01/18	6.750%	17,921,000	21,831,058

Time Warner Cable, Inc.(a)
05/01/17	5.850%	13,425,000	15,775,127

Total			159,925,222

Media Non-Cable 4.3%
BSKYB Finance UK PLC(b)
10/15/15	5.625%	34,780,000	38,931,202

British Sky Broadcasting Group PLC(b)
02/15/18	6.100%	16,054,000	18,677,095

TCM Sub LLC(b)
01/15/15	3.550%	43,720,000	46,150,448

Thomson Reuters Corp.(a)
07/15/18	6.500%	5,205,000	6,421,939

Total			110,180,684

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	61

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Metals 2.9%
ArcelorMittal Senior Unsecured(a)
02/25/17	4.500%	44,805,000	43,606,364

FMG Resources August 2006 Proprietary Ltd.(a)(b)
11/01/15	7.000%	19,170,000	19,457,550

Vale Overseas Ltd.
01/23/17	6.250%	8,885,000	10,104,848

Total			73,168,762

Non-Captive Diversified 1.9%
General Electric Capital Corp.(a)
04/27/17	2.300%	47,830,000	48,153,379

Oil Field Services 0.9%
Noble Holding International Ltd.
03/15/17	2.500%	11,397,000	11,573,403

Weatherford International Ltd.
02/15/16	5.500%	8,985,000	9,971,993

Total			21,545,396

Packaging 0.6%
Ball Corp.(a)
09/01/16	7.125%	11,000,000	11,976,250

Greif, Inc. Senior Unsecured
02/01/17	6.750%	3,466,000	3,760,610

Total			15,736,860

Property & Casualty 1.3%
CNA Financial Corp. Senior Unsecured(a)
08/15/16	6.500%	14,991,000	16,868,967

Liberty Mutual Group, Inc. Senior Unsecured(b)
08/15/16	6.700%	14,665,000	16,434,171

Total			33,303,138

Railroads 2.2%
Burlington Northern Santa Fe LLC Senior Unsecured
03/15/18	5.750%	5,680,000	6,753,134

Burlington Northern Santa Fe LLC(a) Senior Unsecured
05/01/17	5.650%	9,553,000	11,200,319

CSX Corp. Senior Unsecured
05/01/17	5.600%	2,225,000	2,552,667

CSX Corp.(a) Senior Unsecured
03/15/18	6.250%	21,721,000	26,144,981

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	8,825,000	10,467,897

Total			57,118,998

Refining 1.0%
Phillips 66(b)
05/01/17	2.950%	12,790,000	13,142,595

Valero Energy Corp.(a)
02/01/15	4.500%	11,270,000	12,118,676

Total			25,261,271

Restaurants 0.5%
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	9,905,000	11,736,940

Retailers 0.9%
Best Buy Co., Inc. Senior Unsecured(a)
03/15/16	3.750%	11,225,000	10,959,091

CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	10,834,000	12,794,813

Total			23,753,904

Supermarkets 1.6%
Safeway, Inc. Senior Unsecured(a)
12/01/16	3.400%	39,615,000	40,344,035

Technology 1.7%
Anixter, Inc.
03/01/15	5.950%	9,750,000	10,140,000

Hewlett-Packard Co. Senior Unsecured(a)
09/15/17	2.600%	34,010,000	34,139,340

Total			44,279,340

Transportation Services 1.9%
ERAC U.S.A. Finance LLC(a)(b)
10/15/17	6.375%	40,674,000	47,711,553

Wireless 0.3%
Nextel Communications, Inc.(a)
03/15/14	5.950%	3,759,000	3,763,699

SBA Telecommunications, Inc.
08/15/16	8.000%	3,861,000	4,111,965

Total			7,875,664

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Wirelines 5.1%
CenturyLink, Inc. Senior Unsecured(a)
03/15/22	5.800%	31,420,000	31,278,767

Deutsche Telekom International Finance BV(a)(b)
04/11/16	3.125%	8,030,000	8,305,469

Frontier Communications Corp.
Senior Unsecured
01/15/13	6.250%	9,353,000	9,545,906

Frontier Communications Corp.(a)
Senior Unsecured
04/15/15	7.875%	4,790,000	5,269,000

PAETEC Holding Corp. Senior Secured(a)
06/30/17	8.875%	14,272,000	15,378,080

Telefonica Emisiones SAU
01/15/15	4.949%	23,955,000	22,647,225

Verizon Communications, Inc. Senior Unsecured(a)
04/15/18	6.100%	29,725,000	36,213,878

Total			128,638,325

Total Corporate Bonds & Notes
(Cost: $2,328,260,954)			2,366,435,228

Money Market Funds 5.4%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)		136,608,502	136,608,502

Total Money Market Funds
(Cost: $136,608,502)			136,608,502

Investments of Cash Collateral Received for Securities on Loan 10.2%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 2.5%
Antalis US Funding Corp.
07/05/12	0.340%	9,999,339	9,999,339

Atlantis One
08/01/12	0.662%	3,986,653	3,986,653
10/11/12	0.541%	4,986,275	4,986,275

Barton Capital Corporation
07/03/12	0.280%	9,999,456	9,999,456

Kells Funding LLC
08/28/12	0.420%	3,996,033	3,996,033
10/12/12	0.612%	4,984,581	4,984,581

Rhein-Main Securitisation Ltd.
07/10/12	0.600%	4,997,833	4,997,833

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Royal Park Investments Funding Corp.
07/23/12	0.720%	4,996,800	4,996,800

Suncorp Metway Ltd.
08/07/12	0.460%	4,995,911	4,995,911

Working Capital Management Co., L.P.
07/17/12	0.250%	9,997,639	9,997,639

Total			62,940,520

Certificates of Deposit 5.2%
ABM AMRO Bank N.V.
08/08/12	0.460%	2,996,477	2,996,477
09/21/12	0.560%	2,995,713	2,995,713

Australia and New Zealand Bank Group, Ltd.
07/19/12	0.250%	5,000,000	5,000,000

Bank of Nova Scotia
07/26/12	0.325%	5,000,000	5,000,000

Barclays Bank PLC
07/18/12	0.280%	5,000,000	5,000,000

Credit Suisse
11/08/12	0.401%	5,000,000	5,000,000

DZ Bank AG
07/27/12	0.320%	10,000,000	10,000,000

Deutsche Bank AG
09/14/12	0.750%	4,000,000	4,000,000

Hong Kong Shanghai Bank Corp., Ltd.
07/30/12	0.250%	10,000,000	10,000,000

Landeskreditbank Baden-Wuerttemberg — Foerderbank
07/16/12	0.270%	10,000,000	10,000,000

Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	5,000,000	5,000,000
10/12/12	0.530%	5,000,000	5,000,000

Mizuho Corporate Bank Ltd.
08/14/12	0.400%	5,000,000	5,000,000

National Australia Bank
10/29/12	0.302%	3,999,864	3,999,864

National Bank of Canada
11/09/12	0.301%	7,000,000	7,000,000

Nordea Bank AB
08/23/12	0.290%	5,000,000	5,000,000

Norinchukin Bank
11/09/12	0.521%	5,000,000	5,000,000

Standard Chartered Bank PLC
10/05/12	0.630%	4,984,039	4,984,039

Sumitomo Mitsui Banking Corp.
07/24/12	0.350%	5,000,000	5,000,000

Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	5,000,000	5,000,000
11/01/12	0.479%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	63

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Svenska Handelsbanken
08/30/12	0.580%	8,000,000	8,000,000

Union Bank of Switzerland
07/24/12	0.790%	5,000,000	5,000,000

United Overseas Bank Ltd.
07/20/12	0.250%	5,000,000	5,000,000

Total			133,976,093

Commercial Paper 1.7%
Caisse d’Amortissement de la Dette Sociale
08/10/12	0.531%	4,989,474	4,989,474

Caisse des Depots
08/31/12	0.360%	4,995,350	4,995,350

Development Bank of Singapore Ltd.
07/27/12	0.561%	5,984,320	5,984,320

DnB NOR
08/30/12	0.489%	7,000,000	7,000,000

Macquarie Bank Ltd.
10/19/12	0.983%	3,000,000	3,000,000

Suncorp Metway Ltd.
08/14/12	0.450%	9,992,250	9,992,250

The Commonwealth Bank of Australia
08/16/12	0.303%	7,000,000	7,000,000

Total			42,961,394

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Other Short-Term Obligations 0.2%
General Electric Capital Corp.
11/01/12	0.311%	5,009,816	5,009,816

Repurchase Agreements 0.6%
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$10,000,208(e)	0.250%	10,000,000	10,000,000

Societe Generale dated 06/29/12, matures 07/02/12, repurchase price
$4,757,203(e)	0.150%	4,757,143	4,757,143

Total			14,757,143

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $259,644,966)			259,644,966

Total Investments (Cost: $2,724,514,422)			2,762,688,696

Other Assets & Liabilities, Net			(220,719,490)

Net Assets			2,541,969,206

Investment in Derivatives

At June 30, 2012, $5,279,650 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(900)	(198,168,750)	Oct. 2012	40,842	—

U.S. Treasury Note, 5-year	(5,931)	(735,258,656)	Oct. 2012	—	(1,074,638)

U.S. Treasury Note, 10-year	(1,070)	(142,711,250)	Sept. 2012	—	(394,498)

Total				40,842	(1,469,136)

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $451,228,221 or 17.75% of net assets.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

64	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	46,675,192	964,751,201	(874,817,891)	—	136,608,502	161,086	136,608,502

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	94,879

United States Treasury Note/Bond	10,105,334

Total market value of collateral securities	10,200,213

Security Description	Value ($)
Societe Generale (0.150%)
United States Treasury Inflation Indexed Bonds	1,020,646

United States Treasury Note/Bond	3,833,534

Total market value of collateral securities	4,854,180

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	65

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	2,366,435,228	—	2,366,435,228

Total Bonds	—	2,366,435,228	—	2,366,435,228

Other

Money Market Funds	136,608,502	—	—	136,608,502

Investments of Cash Collateral Received for Securities on Loan	—	259,644,966	—	259,644,966

Total Other	136,608,502	259,644,966	—	396,253,468

Investments in Securities	136,608,502	2,626,080,194	—	2,762,688,696

Derivatives

Assets

Futures Contracts	40,842	—	—	40,842

Liabilities

Futures Contracts	(1,469,136)	—	—	(1,469,136)

Total	135,180,208	2,626,080,194	—	2,761,260,402

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

66	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 26.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Aerospace & Defense 0.3%
Bombardier, Inc. Senior Unsecured(a)
03/15/22	5.750%	800,000	797,000

L-3 Communications Corp.(b)
07/15/20	4.750%	1,040,000	1,109,280

Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	3,430,000	3,831,207

Northrop Grumman Corp. Senior Unsecured(b)
08/01/14	3.700%	500,000	525,652

Raytheon Co. Senior Unsecured(b)
02/15/20	4.400%	1,200,000	1,362,446

Total			7,625,585

Agencies 0.8%
Ally Financial, Inc. FDIC Government Guaranty
10/30/12	1.750%	10,000,000	10,048,820

General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,000,000	10,115,747

Total			20,164,567

Automotive 0.4%
American Honda Finance Corp. Senior Unsecured(a)
09/21/15	2.500%	2,500,000	2,578,537

Daimler Finance North America LLC(a)
09/15/16	2.625%	2,480,000	2,552,022

Ford Motor Credit Co. LLC Senior Unsecured
09/15/15	5.625%	1,340,000	1,456,387
08/02/21	5.875%	1,800,000	2,002,514

Ford Motor Credit Co. LLC(b) Senior Unsecured
10/01/13	7.000%	450,000	480,160

Nissan Motor Acceptance Corp. Senior Unsecured(a)
01/30/13	3.250%	1,000,000	1,009,649

Total			10,079,269

Banking 5.2%
American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,542,946

American Express Credit Corp. Senior Unsecured
09/15/15	2.750%	2,730,000	2,848,725

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

American Express Credit Corp.(b) Senior Unsecured
09/19/16	2.800%	1,480,000	1,543,884
03/24/17	2.375%	1,000,000	1,024,932

BB&T Corp. Senior Unsecured
03/15/16	3.200%	1,010,000	1,069,039

BB&T Corp.(b) Senior Unsecured
04/30/14	5.700%	722,000	783,486

Bank of America Corp. Senior Unsecured
04/01/15	4.500%	2,330,000	2,401,678
08/01/16	6.500%	3,450,000	3,788,562
07/01/20	5.625%	2,670,000	2,849,642

Bank of America Corp.(b) Senior Unsecured
05/01/13	4.900%	1,960,000	2,004,318
01/24/22	5.700%	3,060,000	3,369,960

Bank of America NA Subordinated Notes
03/15/17	5.300%	2,675,000	2,785,023

Bank of Nova Scotia Senior Unsecured(b)
01/12/17	2.550%	1,180,000	1,226,013

Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	600,000	755,611

Capital One Financial Corp. Senior Unsecured
03/23/15	2.150%	1,370,000	1,380,679
07/15/21	4.750%	1,450,000	1,582,211

Citigroup, Inc. Senior Unsecured
01/15/15	6.010%	6,110,000	6,564,725
01/10/17	4.450%	1,140,000	1,194,997
05/15/18	6.125%	5,930,000	6,621,284
01/14/22	4.500%	1,340,000	1,377,774

Citigroup, Inc.(b) Senior Unsecured
05/19/15	4.750%	2,000,000	2,099,282

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect Bank Guaranteed
01/19/17	3.375%	1,340,000	1,379,111

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed
02/08/22	3.875%	1,800,000	1,831,019

Credit Suisse Senior Unsecured
05/01/14	5.500%	1,560,000	1,653,826
03/23/15	3.500%	3,000,000	3,109,956
Subordinated Notes
02/15/18	6.000%	670,000	715,128

Deutsche Bank AG Senior Unsecured(b)
08/18/14	3.875%	2,000,000	2,082,236

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	67

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Fifth Third Bancorp Senior Unsecured(b)
05/01/13	6.250%	1,780,000	1,853,925

Goldman Sachs Group, Inc. (The)
Senior Notes
05/03/15	3.300%	370,000	369,949
02/01/41	6.250%	960,000	1,001,045
Senior Unsecured
01/15/15	5.125%	3,950,000	4,124,001
08/01/15	3.700%	1,570,000	1,583,874
03/15/20	5.375%	4,300,000	4,426,519
01/24/22	5.750%	890,000	939,488

Goldman Sachs Group, Inc. (The)(b)
Senior Unsecured
02/07/16	3.625%	2,650,000	2,650,291

HSBC Bank PLC Senior Notes(a)
06/28/15	3.500%	1,660,000	1,740,978

HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	1,170,000	1,306,246
Subordinated Notes
06/01/38	6.800%	750,000	859,034

Huntington Bancshares, Inc. Subordinated Notes
12/15/20	7.000%	360,000	421,533

JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	1,090,000	1,129,764
10/02/17	6.400%	900,000	1,037,864
03/25/20	4.950%	800,000	881,842

JPMorgan Chase & Co.(b)
Senior Notes
05/10/21	4.625%	750,000	802,489
Senior Unsecured
07/05/16	3.150%	5,000,000	5,142,020
01/15/18	6.000%	2,875,000	3,300,100

JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	4,270,000	4,682,666

JPMorgan Chase Capital XXV
10/01/37	6.800%	1,060,000	1,059,995

Morgan Stanley
Senior Unsecured
04/28/15	6.000%	2,800,000	2,894,377
04/01/18	6.625%	2,930,000	3,063,514
09/23/19	5.625%	2,150,000	2,116,850

Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,328,659

PNC Bank NA Subordinated Notes(b)
12/07/17	6.000%	2,200,000	2,561,328

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

PNC Funding Corp. Bank Guaranteed(b)
02/08/15	3.625%	660,000	700,995

Royal Bank of Scotland PLC (The)
Bank Guaranteed
09/21/15	3.950%	2,370,000	2,412,352
03/16/16	4.375%	2,130,000	2,182,786

SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	300,000	311,512

Toronto-Dominion Bank (The)
Senior Unsecured
07/14/16	2.500%	1,000,000	1,036,095
10/19/16	2.375%	1,800,000	1,848,447

U.S. Bancorp
02/01/16	3.442%	1,190,000	1,233,850
Senior Unsecured
06/14/13	2.000%	670,000	679,775
03/15/22	3.000%	740,000	758,037

UBS AG Senior Unsecured
12/20/17	5.875%	4,140,000	4,624,405

Wachovia Bank NA Subordinated Notes
02/01/37	5.850%	850,000	983,747

Wells Fargo & Co.
Senior Notes
07/01/15	1.500%	830,000	830,627
Senior Unsecured
12/11/17	5.625%	560,000	653,928
04/01/21	4.600%	1,350,000	1,506,111
03/08/22	3.500%	900,000	926,067

Wells Fargo & Co.(b)
Senior Unsecured
05/08/17	2.100%	3,460,000	3,467,733

Wells Fargo & Co.(c)
Senior Unsecured
06/15/16	3.676%	1,430,000	1,522,092

Total			138,542,957

Brokerage 0.1%
Jefferies Group, Inc. Senior Unsecured(b)
04/13/18	5.125%	1,300,000	1,261,000

Chemicals 0.5%
CF Industries, Inc.
05/01/18	6.875%	2,350,000	2,787,687
05/01/20	7.125%	1,040,000	1,263,600

Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	2,760,000	3,077,759

The accompanying Notes to Financial Statements are an integral part of this statement.

68	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Dow Chemical Co. (The)(b)
Senior Unsecured
02/15/16	2.500%	1,150,000	1,181,225

Eastman Chemical Co. Senior Unsecured(b)
08/15/22	3.600%	2,000,000	2,039,860

Ecolab Inc. Senior Unsecured
12/08/16	3.000%	1,120,000	1,180,773

Ecolab, Inc. Senior Unsecured
12/08/21	4.350%	2,580,000	2,859,582

Total			14,390,486

Construction Machinery 0.2%
Caterpillar Financial Services Corp. Senior Unsecured(b)
06/01/22	2.850%	2,000,000	2,008,566

Deere & Co. Senior Unsecured
10/16/29	5.375%	1,450,000	1,822,486
06/09/42	3.900%	1,000,000	993,503

John Deere Capital Corp. Senior Unsecured
06/17/13	1.875%	1,000,000	1,013,279

Total			5,837,834

Consumer Cyclical Services 0.1%
Corrections Corp. of America
06/01/17	7.750%	2,950,000	3,193,375

Consumer Products 0.2%
Jarden Corp.(b)
05/01/16	8.000%	2,350,000	2,561,500

Procter & Gamble Co. (The) Senior Unsecured
08/15/16	1.450%	2,000,000	2,038,512

Total			4,600,012

Diversified Manufacturing 0.5%
General Electric Co. Senior Unsecured
02/01/13	5.000%	3,000,000	3,078,102
12/06/17	5.250%	2,300,000	2,685,806

Honeywell International, Inc. Senior Unsecured(b)
03/01/41	5.375%	710,000	901,690

United Technologies Corp. Senior Unsecured
02/01/19	6.125%	1,250,000	1,547,809
06/01/22	3.100%	2,000,000	2,095,724
04/15/40	5.700%	1,420,000	1,800,946
06/01/42	4.500%	1,000,000	1,098,405

Total			13,208,482

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Electric 1.3%
AES Corp. (The) Senior Unsecured(b)
10/15/17	8.000%	1,680,000	1,911,000

CMS Energy Corp. Senior Unsecured(b)
06/15/19	8.750%	2,300,000	2,852,000

Cleveland Electric Illuminating Co. (The) Senior Unsecured
04/01/17	5.700%	571,000	642,067

Consolidated Edison Co. of New York, Inc. Senior Unsecured
07/01/12	5.625%	1,700,000	1,700,448

Consumers Energy Co. 1st Mortgage
05/15/22	2.850%	490,000	498,444

DPL, Inc. Senior Unsecured(a)(b)
10/15/16	6.500%	1,000,000	1,080,000

Dominion Resources, Inc. Senior Unsecured
06/15/18	6.400%	1,880,000	2,297,636

Dominion Resources, Inc.(b) Senior Unsecured
08/01/41	4.900%	2,740,000	3,076,020

Duke Energy Carolinas LLC
11/15/18	7.000%	700,000	907,041

Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	3,000,000	3,184,434
09/15/21	3.550%	930,000	985,395

Edison International Senior Unsecured
09/15/17	3.750%	1,200,000	1,265,360

Exelon Generation Co. LLC Senior Unsecured
10/01/19	5.200%	1,370,000	1,498,470

FirstEnergy Solutions Corp.(b)
08/15/21	6.050%	2,980,000	3,272,889

Florida Power Corp. 1st Mortgage
09/15/37	6.350%	1,000,000	1,349,965

Georgia Power Co. Senior Unsecured
03/15/42	4.300%	700,000	729,164

Ipalco Enterprises, Inc. Senior Secured(b)
05/01/18	5.000%	510,000	516,375

Niagara Mohawk Power Corp. Senior Unsecured(a)
08/15/19	4.881%	700,000	791,389

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	69

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,313,887

Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	990,000	1,230,505
04/15/42	4.450%	530,000	556,355

Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	900,000	908,251

Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	558,177

Southern Power Co. Senior Unsecured(b)
09/15/41	5.150%	500,000	543,307

Xcel Energy, Inc. Senior Unsecured(b)
09/15/41	4.800%	540,000	604,269

Total			34,272,848

Entertainment 0.4%
Time Warner, Inc.
05/01/32	7.700%	1,500,000	1,958,754
06/15/42	4.900%	1,000,000	1,014,647

Time Warner, Inc.(b)
07/15/15	3.150%	1,530,000	1,615,779
03/15/20	4.875%	2,000,000	2,251,482

Viacom, Inc. Senior Unsecured
09/15/14	4.375%	1,560,000	1,669,886
03/01/21	4.500%	1,330,000	1,473,555

Viacom, Inc.(b) Senior Unsecured
06/15/22	3.125%	1,270,000	1,271,603

Total			11,255,706

Environmental 0.3%
Republic Services, Inc.
09/15/19	5.500%	390,000	451,052

Republic Services, Inc.(b)
03/01/20	5.000%	770,000	871,234
06/01/22	3.550%	1,000,000	1,015,978

Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,647,529
06/30/20	4.750%	2,000,000	2,251,444

Total			7,237,237

Food and Beverage 1.3%
Anheuser-Busch InBev Worldwide, Inc.
11/15/14	5.375%	400,000	440,967
01/15/19	7.750%	3,450,000	4,556,601

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Anheuser-Busch InBev Worldwide, Inc.(b)
01/15/20	5.375%	1,900,000	2,264,080

Coca-Cola Co. (The) Senior Unsecured
09/01/16	1.800%	1,970,000	2,023,342

Dr. Pepper Snapple Group, Inc.
11/15/21	3.200%	1,330,000	1,359,602

Dr. Pepper Snapple Group, Inc.(b)
01/15/16	2.900%	800,000	837,751

General Mills, Inc. Senior Unsecured
08/15/13	5.250%	3,000,000	3,149,211
12/15/21	3.150%	1,330,000	1,361,004

Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,106,558

Kraft Foods Group, Inc.(a)
06/04/42	5.000%	1,260,000	1,333,554

Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	1,142,000	1,368,477
02/09/40	6.500%	1,500,000	1,928,152

Mead Johnson Nutrition Co. Senior Unsecured
11/01/14	3.500%	1,500,000	1,562,399
11/01/39	5.900%	400,000	494,298

PepsiCo, Inc. Senior Unsecured
08/25/21	3.000%	1,680,000	1,738,474
11/01/40	4.875%	450,000	525,056

Pernod-Ricard SA(a) Senior Unsecured
01/15/17	2.950%	1,520,000	1,538,614
01/15/22	4.450%	540,000	559,522

SABMiller Holdings, Inc.(a)
01/15/17	2.450%	3,300,000	3,401,435
01/15/22	3.750%	1,480,000	1,573,910

SABMiller PLC Senior Unsecured(a)
08/15/13	5.500%	830,000	868,356

Tyson Foods, Inc.
04/01/16	6.850%	1,000,000	1,143,750

Total			35,135,113

Gaming —%
International Game Technology Senior Unsecured(b)
06/15/20	5.500%	1,000,000	1,079,310

Gas Distributors 0.2%
San Diego Gas & Electric Co. 1st Mortgage
08/15/21	3.000%	2,050,000	2,165,589

The accompanying Notes to Financial Statements are an integral part of this statement.

70	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Sempra Energy Senior Unsecured
06/01/16	6.500%	1,675,000	1,970,517
02/15/19	9.800%	1,000,000	1,386,068

Total			5,522,174

Gas Pipelines 1.1%
CenterPoint Energy Resources Corp.
Senior Unsecured
02/01/37	6.250%	305,000	351,129

El Paso LLC Senior Unsecured(b)
06/01/18	7.250%	2,200,000	2,527,250

El Paso Pipeline Partners Operating Co. LLC(b)
04/01/20	6.500%	1,640,000	1,903,346

Enbridge Energy Partners LP
Senior Unsecured
03/15/20	5.200%	1,620,000	1,835,813
09/15/40	5.500%	630,000	681,609

Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	900,000	964,476

Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,066,906
02/01/41	5.950%	1,590,000	1,798,066

Enterprise Products Operating LLC(b)
09/01/20	5.200%	3,250,000	3,718,221

Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/39	6.500%	1,650,000	1,884,420

Kinder Morgan Energy Partners LP(b)
Senior Unsecured
02/15/20	6.850%	2,000,000	2,401,254
09/15/20	5.300%	900,000	996,917
09/01/22	3.950%	700,000	709,178

Magellan Midstream Partners LP Senior Unsecured(b)
07/15/19	6.550%	1,480,000	1,773,367

NiSource Finance Corp.
12/01/21	4.450%	760,000	797,303

Nisource Finance Corp.(b)
02/15/43	5.250%	770,000	780,748

Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	1,280,000	1,371,053
05/01/19	8.750%	850,000	1,121,097

Plains All American Pipeline LP/Finance Corp.(b)
Senior Unsecured
06/01/22	3.650%	1,500,000	1,531,751

Williams Partners LP(b)
Senior Unsecured
02/15/15	3.800%	250,000	262,996
11/15/20	4.125%	1,920,000	2,009,105

Total			30,486,005

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Health Care 0.7%
Covidien International Finance SA
06/15/13	1.875%	2,000,000	2,019,512
06/15/22	3.200%	1,480,000	1,525,837

Express Scripts Holding Co.
06/15/19	7.250%	3,493,000	4,385,246

Express Scripts Holding Co.(a)
02/15/17	2.650%	4,150,000	4,222,081

Gilead Sciences, Inc. Senior Unsecured(b)
12/01/21	4.400%	2,620,000	2,891,901

HCA, Inc. Senior Secured
02/15/20	7.875%	2,370,000	2,630,700

Universal Health Services, Inc. Senior Secured
06/30/16	7.125%	1,860,000	2,073,900

Total			19,749,177

Healthcare Insurance 0.1%
WellPoint, Inc.
Senior Unsecured
05/15/22	3.125%	1,000,000	1,008,015
08/15/40	5.800%	500,000	597,030

Total			1,605,045

Home Construction 0.1%
Toll Brothers Finance Corp.
11/15/12	6.875%	450,000	457,139
11/01/19	6.750%	675,000	747,497

Total			1,204,636

Independent Energy 0.9%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,800,000	3,177,378
09/15/36	6.450%	1,000,000	1,156,129

Apache Corp. Senior Unsecured
04/15/43	4.750%	1,700,000	1,888,314

Devon Energy Corp.
Senior Unsecured
07/15/41	5.600%	1,810,000	2,100,076

Devon Energy Corp.(b)
Senior Unsecured
05/15/17	1.875%	700,000	700,123

EOG Resources, Inc. Senior Unsecured
06/01/19	5.625%	750,000	899,890

Newfield Exploration Co. Senior Subordinated Notes(b)
02/01/20	6.875%	1,400,000	1,491,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	71

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Nexen, Inc.
Senior Unsecured
07/30/19	6.200%	1,840,000	2,131,226
03/10/35	5.875%	1,000,000	1,002,146

Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	2,140,000	2,250,306

Occidental Petroleum Corp.
Senior Unsecured
02/15/17	1.750%	890,000	905,018

Occidental Petroleum Corp.(b)
Senior Unsecured
02/15/23	2.700%	1,500,000	1,509,435

Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	1,250,000	1,253,024

Southwestern Energy Co.(a)
03/15/22	4.100%	510,000	516,905

Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	1,900,000	2,331,262

Total			23,312,232

Integrated Energy 0.7%
BP Capital Markets PLC
03/11/16	3.200%	1,230,000	1,308,238
05/05/17	1.846%	900,000	908,951
10/01/20	4.500%	1,000,000	1,125,836

Cenovus Energy, Inc. Senior Unsecured
09/15/14	4.500%	1,000,000	1,067,733

ConocoPhillips Holding Co. Senior Unsecured(b)
04/15/29	6.950%	1,330,000	1,824,554

ConocoPhillips
02/01/19	5.750%	2,000,000	2,439,056

Hess Corp. Senior Unsecured
01/15/40	6.000%	940,000	1,042,461

Marathon Petroleum Corp.
Senior Unsecured
03/01/16	3.500%	1,500,000	1,572,360
03/01/21	5.125%	820,000	918,077

Shell International Finance BV(b)
09/22/15	3.250%	1,225,000	1,314,626

Suncor Energy, Inc.
Senior Unsecured
06/01/18	6.100%	1,753,000	2,076,187
06/01/39	6.850%	730,000	921,114

Total Capital International Sa
06/28/17	1.550%	760,000	761,780

Total			17,280,973

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Life Insurance 0.5%
Genworth Financial, Inc. Senior Unsecured(b)
09/24/21	7.625%	800,000	755,867

Hartford Financial Services Group, Inc.(b)
Senior Unsecured
03/30/15	4.000%	1,510,000	1,583,640
03/15/18	6.300%	1,130,000	1,235,771

Lincoln National Corp. Senior Unsecured(b)
02/15/20	6.250%	2,040,000	2,308,505

MetLife, Inc. Senior Unsecured
06/01/16	6.750%	1,750,000	2,052,048

Prudential Financial, Inc.
Senior Unsecured
09/17/12	3.625%	750,000	754,333
06/15/19	7.375%	1,460,000	1,781,899
12/14/36	5.700%	510,000	521,732
05/12/41	5.625%	730,000	745,519

Prudential Financial, Inc.(b)
Senior Unsecured
06/21/20	5.375%	1,270,000	1,405,363

Total			13,144,677

Lodging —%
Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	12,000	13,349

Wyndham Worldwide Corp.(b)
Senior Unsecured
03/01/17	2.950%	1,150,000	1,143,981

Total			1,157,330

Media Cable 1.0%
Comcast Corp.
03/15/16	5.900%	2,500,000	2,879,125
11/15/35	6.500%	2,120,000	2,579,563
05/15/38	6.400%	1,300,000	1,577,926

DIRECTV Holdings LLC/Financing Co., Inc.
10/01/14	4.750%	1,500,000	1,610,142
03/15/15	3.550%	4,700,000	4,949,091
03/01/21	5.000%	1,900,000	2,087,330

DISH DBS Corp.
10/01/13	7.000%	650,000	684,125
02/01/16	7.125%	1,420,000	1,558,450

DISH DBS Corp.(b)
06/01/21	6.750%	720,000	777,600

Time Warner Cable, Inc.
07/01/18	6.750%	3,710,000	4,519,459

The accompanying Notes to Financial Statements are an integral part of this statement.

72	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	3,580,000	3,893,250

Total			27,116,061

Media Non-Cable 0.6%
Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,580,083

Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000%	1,500,000	1,695,000
03/15/22	4.000%	1,150,000	1,167,509

Lamar Media Corp.(b)
04/01/14	9.750%	1,500,000	1,680,000

NBCUniversal Media LLC Senior Unsecured
04/30/20	5.150%	4,020,000	4,615,246

NBCUniversal Media LLC(b) Senior Unsecured
04/01/21	4.375%	2,080,000	2,288,262

News America, Inc.
08/15/39	6.900%	1,590,000	1,899,850

News America, Inc.(b)
02/15/21	4.500%	410,000	449,504

Omnicom Group, Inc. Senior Unsecured(b)
05/01/22	3.625%	1,200,000	1,219,321

Total			16,594,775

Metals 0.6%
AngloGold Ashanti Holdings PLC
04/15/20	5.375%	1,250,000	1,284,662

ArcelorMittal(b) Senior Unsecured
06/01/19	9.850%	670,000	797,326
08/05/20	5.250%	1,345,000	1,289,360
02/25/22	6.250%	850,000	825,498

Barrick North America Finance LLC
05/30/21	4.400%	1,450,000	1,562,851

Newmont Mining Corp.
03/15/22	3.500%	1,200,000	1,184,398
10/01/39	6.250%	1,060,000	1,206,363

Peabody Energy Corp.(b)
11/01/16	7.375%	630,000	693,000
09/15/20	6.500%	1,000,000	1,012,500

Rio Tinto Finance USA Ltd.
11/02/20	3.500%	680,000	723,432

Teck Resources Ltd.
01/15/17	3.150%	1,000,000	1,031,514

Vale Overseas Ltd.
09/15/20	4.625%	1,650,000	1,732,114

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Vale Overseas Ltd.(b)
09/15/19	5.625%	3,240,000	3,591,763

Total			16,934,781

Non-Captive Consumer 0.4%
American International Group, Inc. Senior Unsecured
01/16/18	5.850%	5,630,000	6,224,094
06/01/22	4.875%	760,000	777,649

HSBC Finance Corp. Senior Unsecured(b)
07/15/13	4.750%	600,000	619,318

SLM Corp. Senior Notes
01/25/16	6.250%	1,110,000	1,165,500
Senior Unsecured
10/01/13	5.000%	1,750,000	1,802,500

Total			10,589,061

Non-Captive Diversified 0.9%
General Electric Capital Corp.
04/27/17	2.300%	970,000	976,558
Senior Unsecured
09/15/17	5.625%	2,000,000	2,295,148
08/07/19	6.000%	4,100,000	4,797,311
09/16/20	4.375%	2,820,000	3,050,797
01/14/38	5.875%	900,000	1,033,204

General Electric Capital Corp.(b) Senior Unsecured
11/14/14	3.750%	4,000,000	4,199,532
11/09/15	2.250%	2,000,000	2,040,576
10/17/21	4.650%	2,690,000	2,987,315
Subordinated Notes
02/11/21	5.300%	1,460,000	1,638,678

International Lease Finance Corp. Senior Unsecured
04/01/15	4.875%	400,000	401,980
05/15/16	5.750%	680,000	689,916

Total			24,111,015

Oil Field Services 0.3%
Ensco PLC Senior Unsecured
03/15/16	3.250%	1,630,000	1,711,637

Transocean, Inc.
11/15/20	6.500%	900,000	1,020,860
12/15/21	6.375%	530,000	606,198

Weatherford International Ltd.
03/01/19	9.625%	1,490,000	1,941,833
04/15/22	4.500%	1,280,000	1,311,877

Total			6,592,405

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	73

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Other Financial Institutions —%
QBE Capital Funding III Ltd.(a)(c)
05/24/41	7.250%	1,310,000	1,182,174

Packaging 0.1%
Ball Corp.
09/01/16	7.125%	400,000	435,500

Ball Corp.(b)
09/15/20	6.750%	1,760,000	1,936,000

Total			2,371,500

Paper 0.3%
Georgia-Pacific LLC(a)(b)
11/01/20	5.400%	4,000,000	4,641,476

International Paper Co. Senior Unsecured
11/15/41	6.000%	730,000	823,016

International Paper Co.(b) Senior Unsecured
02/15/22	4.750%	1,520,000	1,659,138

Total			7,123,630

Pharmaceuticals 0.7%
Abbott Laboratories Senior Unsecured(b)
05/27/40	5.300%	105,000	128,280

Amgen, Inc. Senior Unsecured
06/01/17	5.850%	950,000	1,119,535

Amgen, Inc.(b) Senior Unsecured
05/15/17	2.125%	3,000,000	3,035,220

GlaxoSmithKline Capital PLC
05/08/22	2.850%	4,000,000	4,068,828

Roche Holdings, Inc.(a)
03/01/19	6.000%	3,975,000	4,944,280
03/01/39	7.000%	1,670,000	2,448,204

Sanofi Senior Unsecured
03/29/21	4.000%	1,100,000	1,226,873

Watson Pharmaceuticals, Inc. Senior Unsecured
08/15/14	5.000%	2,432,000	2,583,803

Total			19,555,023

Property & Casualty 0.3%
Allstate Corp. (The) Senior Unsecured
05/16/19	7.450%	2,500,000	3,201,445
01/15/42	5.200%	1,000,000	1,123,105

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Berkshire Hathaway Finance Corp.(b)
01/15/21	4.250%	1,195,000	1,315,152

Berkshire Hathaway, Inc. Senior Unsecured(b)
08/15/21	3.750%	540,000	576,062

CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	700,000	769,758

CNA Financial Corp.(b) Senior Unsecured
08/15/21	5.750%	500,000	549,405

Liberty Mutual Group, Inc.(a)(b)
05/01/22	4.950%	1,430,000	1,421,127

Total			8,956,054

Railroads 0.4%
Burlington Northern Santa Fe LLC Senior Unsecured
03/01/41	5.050%	700,000	770,378
09/15/41	4.950%	1,500,000	1,631,815

Burlington Northern Santa Fe LLC(b) Senior Unsecured
09/01/20	3.600%	1,881,000	1,991,402

CSX Corp. Senior Unsecured
03/15/13	5.750%	1,000,000	1,033,371
06/01/21	4.250%	470,000	513,736
05/30/42	4.750%	1,280,000	1,319,747

Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	1,200,000	1,423,397

Union Pacific Corp. Senior Unsecured
01/15/23	2.950%	1,000,000	1,002,631
09/15/41	4.750%	1,000,000	1,084,662

Total			10,771,139

Refining 0.1%
Phillips 66(a)
04/01/22	4.300%	1,500,000	1,577,951

REITs 0.8%
Boston Properties LP Senior Unsecured
06/01/15	5.000%	505,000	548,682
02/01/23	3.850%	1,400,000	1,413,152

DDR Corp. Senior Unsecured
10/15/12	5.375%	730,000	730,874
04/15/18	4.750%	3,680,000	3,816,877

Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,044,455

The accompanying Notes to Financial Statements are an integral part of this statement.

74	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

HCP, Inc. Senior Unsecured(b)
02/01/16	3.750%	1,330,000	1,383,175

ProLogis LP
06/01/13	6.300%	1,100,000	1,136,672
12/01/19	6.625%	400,000	466,429

ProLogis LP(b)
03/15/20	6.875%	40,000	47,842

Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	670,000	712,012

SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured(b)
03/15/20	7.750%	1,615,000	1,842,460

Simon Property Group LP Senior Unsecured
12/01/15	5.750%	750,000	837,978

Simon Property Group LP(b)
Senior Unsecured
02/01/20	5.650%	1,945,000	2,268,839

UDR, Inc.(b)
06/01/18	4.250%	1,130,000	1,203,864

Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	2,031,085
04/30/19	4.000%	1,000,000	1,025,494
06/01/21	4.750%	700,000	727,187

WEA Finance LLC(a)(b)
05/10/21	4.625%	1,040,000	1,099,102

Total			22,336,179

Restaurants 0.1%
McDonald’s Corp. Senior Unsecured
03/01/18	5.350%	700,000	840,502

Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	590,000	621,789

Total			1,462,291

Retailers 0.7%
CVS Caremark Corp. Senior Unsecured
03/15/19	6.600%	3,500,000	4,364,685

Gap, Inc. (The) Senior Unsecured(b)
04/12/21	5.950%	1,110,000	1,150,524

Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	2,490,000	3,239,610

Limited Brands, Inc. Senior Unsecured
07/15/17	6.900%	920,000	1,021,200

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Lowe’s Companies, Inc. Senior Unsecured(b)
04/15/42	4.650%	1,500,000	1,592,850

Macy’s Retail Holdings, Inc.
12/01/16	5.900%	1,030,000	1,187,240

Target Corp. Senior Unsecured(b)
07/01/42	4.000%	760,000	748,619

Wal-Mart Stores, Inc. Senior Unsecured
04/01/40	5.625%	3,500,000	4,519,704

Wal-Mart Stores, Inc.(b) Senior Unsecured
04/15/41	5.625%	1,200,000	1,561,766

Total			19,386,198

Supermarkets 0.2%
Delhaize Group SA
06/15/17	6.500%	1,867,000	2,074,375

Kroger Co. (The)
08/15/17	6.400%	1,600,000	1,912,789

Safeway, Inc. Senior Unsecured(b)
12/01/21	4.750%	1,060,000	1,051,235

Total			5,038,399

Technology 0.9%
Cisco Systems, Inc. Senior Unsecured(b)
02/15/39	5.900%	830,000	1,069,485

Fidelity National Information Services, Inc.(a)(b)
03/15/22	5.000%	1,050,000	1,068,375

Google, Inc. Senior Unsecured(b)
05/19/16	2.125%	1,500,000	1,565,620

Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	6,000,000	6,022,818

International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	4,350,000	4,474,841

Intuit, Inc. Senior Unsecured
03/15/17	5.750%	2,170,000	2,483,469

Jabil Circuit, Inc.(b) Senior Unsecured
07/15/16	7.750%	1,910,000	2,177,400
12/15/20	5.625%	720,000	761,400

Oracle Corp. Senior Unsecured
07/08/39	6.125%	1,460,000	1,909,403
07/15/40	5.375%	790,000	967,932

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	75

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Oracle Corp.(b) Senior Unsecured
01/15/16	5.250%	1,000,000	1,146,540

Total			23,647,283

Textile —%
Hanesbrands, Inc.(b)
12/15/20	6.375%	590,000	620,975

Tobacco 0.2%
Altria Group, Inc.
08/06/19	9.250%	1,945,000	2,702,163

Philip Morris International, Inc. Senior Unsecured(b)
05/17/21	4.125%	1,870,000	2,085,071

Total			4,787,234

Wireless 0.7%
America Movil SAB de CV
03/30/20	5.000%	1,030,000	1,169,713

American Tower Corp. Senior Unsecured
04/01/15	4.625%	2,300,000	2,434,543

American Tower Corp.(b) Senior Unsecured
03/15/22	4.700%	1,500,000	1,539,878

Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%	2,400,000	2,569,277
11/15/18	8.500%	3,400,000	4,652,509

SBA Telecommunications, Inc.(b)
08/15/19	8.250%	1,298,000	1,421,310

Vodafone Group PLC Senior Unsecured
12/16/13	5.000%	2,800,000	2,968,193
02/27/17	5.625%	2,170,000	2,539,134

Total			19,294,557

Wirelines 1.3%
AT&T, Inc. Senior Unsecured
09/15/14	5.100%	1,000,000	1,091,826
08/15/21	3.875%	3,080,000	3,354,918
02/15/22	3.000%	1,530,000	1,554,307
02/15/39	6.550%	4,100,000	5,276,782

AT&T, Inc.(b) Senior Unsecured
08/15/41	5.550%	540,000	643,657

British Telecommunications PLC Senior Unsecured
01/15/18	5.950%	3,265,000	3,824,582

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CenturyLink, Inc. Senior Unsecured
09/15/19	6.150%	1,505,000	1,552,418
03/15/22	5.800%	130,000	129,416
09/15/39	7.600%	860,000	830,511

Deutsche Telekom International Finance BV
08/20/18	6.750%	2,450,000	2,949,668

Deutsche Telekom International Finance BV(a)
03/06/17	2.250%	940,000	928,830

France Telecom SA Senior Unsecured
07/08/14	4.375%	1,300,000	1,365,578

Telecom Italia Capital SA(b)
06/04/18	6.999%	1,320,000	1,313,400

Telefonica Emisiones SAU
07/15/19	5.877%	1,200,000	1,073,323
02/16/21	5.462%	1,390,000	1,199,081

Verizon Communications, Inc. Senior Unsecured
11/01/18	8.750%	300,000	412,363
04/01/39	7.350%	1,520,000	2,181,349

Verizon Communications, Inc.(b) Senior Unsecured
04/01/19	6.350%	2,500,000	3,116,237

Windstream Corp.(b)
11/01/17	7.875%	490,000	534,100

Total			33,332,346

Total Corporate Bonds & Notes
(Cost: $670,008,538)			704,727,061

Residential Mortgage-Backed Securities — Agency 32.4%
Federal Home Loan Mortgage Corp.(b)(d)
04/01/41	4.000%	20,950,153	22,659,917

Federal Home Loan Mortgage Corp.(c)(d)
05/01/41	2.595%	2,338,417	2,436,745
04/01/42	2.897%	992,273	1,036,404
07/01/40	3.300%	3,569,513	3,737,368
07/01/40	3.556%	2,737,828	2,880,758
02/01/41	3.706%	2,829,895	2,987,677
09/01/40	4.020%	5,865,442	6,214,603
08/01/36	6.145%	5,570,077	6,037,718

CMO Series 2684 Class FP
01/15/33	0.742%	8,679,484	8,700,857

Federal Home Loan Mortgage Corp.(d)
11/01/22-06/01/33	5.000%	7,499,877	8,070,479
03/01/34-08/01/38	5.500%	15,920,750	17,476,004
02/01/38	6.000%	6,874,816	7,544,888

CMO Series 3599 Class B
11/15/14	1.600%	714,294	715,404

The accompanying Notes to Financial Statements are an integral part of this statement.

76	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association(b)(d)
10/01/41	3.500%	20,729,190	21,810,437
12/01/40-01/01/42	4.000%	39,242,257	42,200,433
10/01/39-07/01/41	4.500%	29,697,281	32,598,013
07/01/31-04/01/34	5.000%	34,006,192	36,908,377
01/01/39	5.500%	26,990,631	29,453,670

Federal National Mortgage Association(c)(d)
04/01/42	2.725%	5,913,817	6,133,712
08/01/41	3.137%	4,860,664	5,074,746
09/01/41	3.371%	2,334,152	2,455,050
10/01/40	3.902%	6,225,054	6,585,003
08/01/40	3.904%	3,407,652	3,608,354
03/01/40	3.964%	3,361,888	3,550,621
11/01/37	5.981%	1,448,554	1,587,782

CMO Series 2002-82 Class FP
02/25/32	0.745%	548,023	548,487

CMO Series 2005-106 Class UF
11/25/35	0.545%	5,416,401	5,422,330

CMO Series 2006-43 Class FM
06/25/36	0.545%	2,733,217	2,730,640

CMO Series 2007-36 Class FB
04/25/37	0.645%	8,730,763	8,757,777

Federal National Mortgage Association(d)
10/01/40-01/01/42	4.000%	28,314,605	30,571,558
07/01/33-11/01/40	4.500%	45,025,360	49,399,716
11/01/33-08/01/39	5.000%	46,128,237	50,349,875
04/01/33-08/01/37	5.500%	41,831,398	45,986,792
08/01/34-09/01/37	6.000%	26,897,662	29,923,845

Federal National Mortgage Association(d)(e)
07/01/42	4.000%	35,000,000	37,247,658
07/01/42	4.500%	44,000,000	47,196,873
07/01/42	5.000%	45,000,000	48,698,437
12/01/33	6.000%	6,240,869	7,027,599
07/01/42	6.500%	7,000,000	7,877,187

Government National Mortgage Association(d)
07/15/40-02/15/41	4.000%	53,416,761	58,459,315
02/15/40-06/15/41	4.500%	63,500,768	70,213,094
07/20/39-10/20/40	5.000%	42,048,768	46,539,840

Government National Mortgage Association(d)(e)
07/01/42	4.000%	30,000,000	32,760,936

Total Residential Mortgage-Backed Securities — Agency
(Cost: $840,212,743)			862,176,979

Residential Mortgage-Backed Securities — Non-Agency 2.5%
Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1(d)
08/25/19	5.000%	901,208	923,805

Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1(c)(d)
02/25/36	2.520%	2,047,902	1,755,875

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3(d)
12/25/36	6.000%	1,139,962	1,100,603

Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3(d)
09/25/37	6.000%	1,671,593	1,675,695

Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-4 Class A(c)(d)
08/25/35	5.328%	3,948,007	3,764,463

Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	1,645,801	1,717,925

CMO Series 2004-5 Class 2A4
05/25/34	5.500%	696,893	721,081

Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1(c)(d)
12/25/33	2.695%	1,231,932	1,121,671

JPMorgan Mortgage Trust(c)(d)
CMO Series 2005-A4 Class 2A1
07/25/35	3.063%	2,743,693	2,490,999

CMO Series 2005-S2 Class 3A1
02/25/32	6.822%	2,504,208	2,527,069

JPMorgan Mortgage Trust(d)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	1,466,360	1,480,554

Mastr Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7(c)(d)
11/21/34	2.656%	1,780,000	1,757,745

PHH Mortgage Capital LLC CMO Series 2007-6 Class A1(c)(d)
12/18/37	5.999%	2,214,720	2,304,604

Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1(c)(d)
05/25/35	2.813%	3,214,534	3,098,743

Sequoia Mortgage Trust CMO Series 2012-1 Class 1A1(c)(d)
01/25/42	2.865%	2,816,063	2,839,849

WaMu Mortgage Pass-Through Certificates CMO Series 2003-S11 Class 3A5(d)
11/25/33	5.950%	1,486,506	1,564,300

Wells Fargo Mortgage-Backed Securities Trust(c)(d)
CMO Series 2004-A Class A1
02/25/34	4.854%	1,725,635	1,761,781

CMO Series 2005-AR14 Class A1
08/25/35	5.346%	2,170,404	2,122,617

CMO Series 2007-AR10 Class 1A1
01/25/38	6.067%	1,728,064	1,739,462

Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2003-12 Class A1
11/25/18	4.750%	1,472,271	1,526,509

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	77

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2004-4 Class A9
05/25/34	5.500%	2,973,794	3,073,916

CMO Series 2005-17 Class 1A1
01/25/36	5.500%	622,525	614,368

CMO Series 2005-2 Class 1A1
04/25/35	5.500%	948,717	948,379

CMO Series 2005-5 Class 1A1
05/25/20	5.000%	759,454	769,378

CMO Series 2005-6 Class A1
08/25/35	5.250%	1,056,042	1,058,393

CMO Series 2005-9 Class 1A11
10/25/35	5.500%	3,122,069	3,181,894

CMO Series 2006-10 Class A19
08/25/36	6.000%	2,363,038	2,376,883

CMO Series 2006-10 Class A4
08/25/36	6.000%	2,710,492	2,680,842

CMO Series 2006-13 Class A5
10/25/36	6.000%	6,615,170	6,465,522

CMO Series 2006-3 Class A9
03/25/36	5.500%	1,800,183	1,808,767

CMO Series 2006-9 Class 1A15
08/25/36	6.000%	1,089,567	1,100,204

CMO Series 2007-13 Class A1
09/25/37	6.000%	2,187,151	2,175,213

CMO Series 2007-3 Class 3A1
04/25/22	5.500%	1,746,926	1,811,669

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $65,203,015)			66,060,778

Commercial Mortgage-Backed Securities — Non-Agency 5.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c)(d)
Series 2003-2 Class A3
03/11/41	4.873%	1,017,161	1,030,730
Series 2005-5 Class A4
10/10/45	5.115%	1,650,000	1,840,506
Series 2005-5 Class AM
10/10/45	5.176%	2,850,000	3,049,697

Banc of America Merrill Lynch Commercial Mortgage, Inc.(d)
Series 2004-6 Class A3
12/10/42	4.512%	4,024,426	4,060,578
Series 2005-1 Class A3
11/10/42	4.877%	352,427	352,224

Bear Stearns Commercial Mortgage Securities(c)(d)
Series 2002-PBW1 Class A2
11/11/35	4.720%	429,567	429,392

Bear Stearns Commercial Mortgage Securities(d)
Series 2004-PWR3 Class A4
01/11/14	4.715%	1,300,000	1,357,318

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(d)
Series 2005-CD1 Class A3
07/15/44	5.394%	1,800,000	1,815,754
Series 2005-CD1 Class AM
07/15/44	5.394%	2,450,000	2,645,677

Commercial Mortgage Pass-Through Certificates(c)(d)
Series 2004-LB3A Class A4
07/10/37	5.234%	551,621	565,157

Commercial Mortgage Pass-Through Certificates(d)
Series 2004-LB2A Class A4
03/10/39	4.715%	1,478,130	1,539,580

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2(c)(d)
05/15/36	5.416%	5,400,000	5,745,670

GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A5(c)(d)
07/10/45	4.979%	2,000,000	1,998,134

GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A3(d)
04/10/40	4.646%	193,295	194,133

GS Mortgage Securities Corp. II(a)(d)
Series 2012-ALOH Class A
04/10/34	3.551%	1,975,000	2,041,631

GS Mortgage Securities Corp. II(b)(c)(d)
Series 2004-GG2 Class A6
08/10/38	5.396%	5,060,000	5,406,611

GS Mortgage Securities Corp. II(d)
Series 2005-GG4 Class A4
07/10/39	4.761%	7,600,000	8,187,860
Series 2005-GG4 Class A4A
07/10/39	4.751%	10,000,000	10,795,610

Greenwich Capital Commercial Funding Corp.(c)(d)
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,772,391
Series 2005-GG3 Class AJ
08/10/42	4.859%	1,900,000	1,970,135

Greenwich Capital Commercial Funding Corp.(d)
Series 2005-GG3 Class A3
08/10/42	4.569%	9,568,498	9,683,062

LB-UBS Commercial Mortgage Trust(c)(d)
Series 2003-C7 Class A3
09/15/27	4.559%	7,814,806	7,813,890
Series 2004-C4 Class A4
06/15/29	5.447%	6,100,000	6,490,528
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,331,654
Series 2005-C5 Class AM
09/15/40	5.017%	7,000,000	7,511,700
Series 2005-C7 Class AM
11/15/40	5.263%	5,130,000	5,569,533

LB-UBS Commercial Mortgage Trust(d)
Series 2004-C1 Class A4
01/15/31	4.568%	5,775,000	5,992,239

The accompanying Notes to Financial Statements are an integral part of this statement.

78	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Series 2004-C2 Class A4
03/15/36	4.367%	4,550,000	4,757,384
Series 2004-C7 Class A5
10/15/29	4.628%	4,510,117	4,609,822
Series 2005-C2 Class A4
04/15/30	4.998%	2,061,496	2,139,431
Series 2005-C3 Class A5
07/15/30	4.739%	3,650,000	3,956,793
Series 2005-C3 Class AJ
07/15/40	4.843%	3,800,000	3,765,606
Series 2005-C5 Class A4
09/15/30	4.954%	3,200,000	3,511,501

Morgan Stanley Capital I, Inc.(d)
Series 2005-T17 Class A5
12/13/41	4.780%	6,525,000	7,022,022
Series 2005-HQ6 Class A2A
08/13/42	4.882%	842,545	845,240

Wachovia Bank Commercial Mortgage Trust(c)(d)
Series 2005-C20 Class AMFX
07/15/42	5.179%	2,512,000	2,723,515

Wachovia Bank Commercial Mortgage Trust(d)
Series 2004-C11 Class A4
01/15/41	5.030%	1,020,605	1,029,991
Series 2004-C15 Class A3
10/15/41	4.502%	945,519	955,022
Series 2004-C15 Class A4
12/15/44	4.803%	13,475,500	14,462,338

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $151,620,078) 152,970,059

Asset-Backed Securities — Non-Agency 0.1%
CNH Equipment Trust Series 2011-B Class A2
12/15/14	0.710%	3,792,843	3,793,371

Total Asset-Backed Securities — Non-Agency (Cost: $3,792,407)			3,793,371

Inflation-Indexed Bonds 2.0%
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	25,655,088	26,486,877
07/15/15	1.875%	24,306,129	26,432,916

Total			52,919,793

Total Inflation-Indexed Bonds (Cost: $52,965,035)			52,919,793

U.S. Treasury Obligations 27.8%
U.S. Treasury
01/15/13	1.375%	6,000,000	6,038,202
05/31/13	3.500%	32,700,000	33,668,214

U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

07/15/13	1.000%	10,000,000	10,076,170
08/15/13	0.750%	28,000,000	28,148,750
10/31/13	0.250%	16,000,000	15,992,496
12/15/13	0.750%	35,000,000	35,224,219
02/15/14	1.250%	81,100,000	82,303,828
03/15/14	1.250%	25,000,000	25,394,531
08/15/14	0.500%	22,000,000	22,073,898
08/31/14	2.375%	10,000,000	10,435,940
10/31/15	1.250%	5,000,000	5,124,610
12/31/16	3.250%	13,600,000	15,147,000
01/31/17	0.875%	39,700,000	40,044,278
07/31/17	2.375%	10,000,000	10,798,440
10/31/17	1.875%	10,000,000	10,550,000
02/15/22	2.000%	55,700,000	57,575,531
08/15/26	6.750%	2,900,000	4,548,470
05/15/41	4.375%	6,600,000	8,815,125
08/15/41	3.750%	2,100,000	2,532,470
11/15/41	3.125%	1,500,000	1,612,500

U.S. Treasury(b)
06/30/13	0.375%	17,000,000	17,020,587
09/15/13	0.750%	17,000,000	17,096,288
10/15/13	0.500%	39,000,000	39,106,626
10/15/14	0.500%	34,000,000	34,119,544
02/28/17	0.875%	63,000,000	63,546,336
11/30/18	1.375%	6,800,000	6,955,122
05/15/22	1.750%	37,000,000	37,306,406
02/15/31	5.375%	36,500,000	53,187,362
02/15/40	4.625%	1,350,000	1,867,429
05/15/42	3.000%	41,000,000	42,941,104

Total U.S. Treasury Obligations (Cost: $721,867,408)			739,251,476

U.S. Government & Agency Obligations 0.8%
Federal Home Loan Banks(b)
06/21/17	1.000%	2,500,000	2,501,835

Federal Home Loan Mortgage Corp.
09/10/15	1.750%	4,000,000	4,149,500

Federal Home Loan Mortgage Corp.(b)
06/13/18	4.875%	5,500,000	6,656,509

Federal National Mortgage Association(b)
02/13/17	5.000%	7,000,000	8,285,305

Total U.S. Government & Agency Obligations (Cost: $20,028,150)			21,593,149

Foreign Government Obligations 4.2%
Brazil 0.6%
Brazilian Government International Bond
Senior Unsecured
01/15/19	5.875%	5,300,000	6,397,100
01/22/21	4.875%	2,560,000	2,961,202
01/07/41	5.625%	1,150,000	1,405,875

Petrobras International Finance Co.
01/20/20	5.750%	2,140,000	2,340,899
01/27/21	5.375%	3,420,000	3,672,556

Total			16,777,632

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	79

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Canada 0.1%
Province of Ontario
09/21/16	1.600%	1,700,000	1,730,632
Senior Unsecured
04/27/16	5.450%	1,550,000	1,797,346

Total			3,527,978

Chile 0.1%
Chile Government International Bond Senior Unsecured
09/14/21	3.250%	1,600,000	1,696,000

Colombia —%
Colombia Government International Bond Senior Unsecured(b)
07/12/21	4.375%	1,000,000	1,123,000

Germany 0.3%
KFW
Government Guaranteed
10/15/14	4.125%	2,290,000	2,463,658

KFW(b)
Government Guaranteed
06/01/16	2.000%	4,000,000	4,163,288

Total			6,626,946

Italy —%
Republic of Italy Senior Unsecured
09/27/23	6.875%	900,000	912,960

Mexico 0.6%
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%	925,000	1,076,469
03/19/19	5.950%	4,720,000	5,753,680
01/15/20	5.125%	2,900,000	3,400,250
01/11/40	6.050%	1,210,000	1,560,900
03/08/44	4.750%	1,040,000	1,120,600

Pemex Project Funding Master Trust
03/05/20	6.000%	1,635,000	1,890,877
06/15/35	6.625%	470,000	559,300

Petroleos Mexicanos(a)
06/02/41	6.500%	850,000	992,375

Total			16,354,451

Peru 0.1%
Peruvian Government International Bond
Senior Unsecured
11/18/50	5.625%	1,200,000	1,455,000

Peruvian Government International Bond(b)
Senior Unsecured
03/14/37	6.550%	780,000	1,061,580

Total			2,516,580

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Poland 0.1%
Poland Government International Bond
Senior Unsecured
07/16/15	3.875%	530,000	559,150
04/21/21	5.125%	1,095,000	1,211,344

Total			1,770,494

South Korea 0.1%
Korea Development Bank (The)
Senior Unsecured
03/09/16	3.250%	1,450,000	1,493,009
09/09/16	4.000%	1,550,000	1,649,318

Total			3,142,327

United Kingdom 2.2%
United Kingdom Gilt
09/07/21	3.750%	GBP 23,930,000	44,115,349
12/07/42	4.500%	7,290,000	14,704,265

Total			58,819,614

Total Foreign Government Obligations (Cost: $107,108,053)			113,267,982

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	500,000	681,230

Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%	725,000	991,887

City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,222,052

Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,471,090

Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	2,103,459

Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,108,069

The accompanying Notes to Financial Statements are an integral part of this statement.

80	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)

Metropolitan Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
11/15/40	6.687%	1,000,000	1,290,730
11/15/40	6.814%	1,100,000	1,468,665

Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	2,097,171

New Jersey State Turnpike Authority Revenue Bonds Taxable Build America Bonds Series 2009
01/01/40	7.414%	1,275,000	1,865,810
Series 2010A
01/01/41	7.102%	1,520,000	2,145,434

New York City Municipal Water Finance Authority Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,565,560

Ohio State University (The) Revenue Bonds Build America Bonds Series 2010
06/01/40	4.910%	120,000	144,762

Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,315,660

Port Authority of New York & New Jersey Revenue Bonds Consolidated #168 Series 2011
10/01/51	4.926%	1,500,000	1,660,320

Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,086,795

San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,287,174

Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	1,220,000	1,504,919

State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	800,000	999,392

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)

Series 2010
11/01/40	7.600%	595,000	768,127

Taxable Build America Bonds Series 2009
04/01/39	7.550%	400,000	518,192

State of Illinois
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/35	7.350%	920,000	1,065,884

Taxable Pension Bonds
Series 2003
06/01/33	5.100%	2,820,000	2,662,193

Unlimited General Obligation Taxable Bonds
Series 2011
03/01/19	5.877%	2,380,000	2,647,583

State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,594,090

University of Texas Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	2,505,480

Total Municipal Bonds (Cost: $34,655,515)			41,771,728

Treasury Note Short-Term 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Bills
08/30/12	0.000%	8,998,017	8,999,262

Total Treasury Note Short-Term (Cost: $8,998,017)			8,999,262

Money Market Funds 2.1%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(f)(g)		57,025,325	57,025,325

Total Money Market Funds (Cost: $57,025,325)			57,025,325

Investments of Cash Collateral Received for Securities on Loan 17.6%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 2.0%
Antalis US Funding Corp.
07/05/12	0.340%	14,999,008	14,999,008

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	81

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Atlantis One
09/10/12	0.592%	9,970,500	9,970,500
10/11/12	0.541%	4,986,275	4,986,275

Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	4,992,014	4,992,014

Kells Funding LLC
08/08/12	0.380%	9,990,500	9,990,500
08/28/12	0.420%	2,997,025	2,997,025

Suncorp Metway Ltd.
08/08/12	0.460%	4,995,975	4,995,975

Total			52,931,297

Certificates of Deposit 11.1%
ABM AMRO Bank N.V.
08/07/12	0.450%	4,994,381	4,994,381
09/21/12	0.560%	2,995,713	2,995,713

Australia and New Zealand Bank Group, Ltd.
08/07/12	0.650%	10,000,000	10,000,000
08/16/12	0.620%	5,000,000	5,000,000

Bank of Nova Scotia
07/26/12	0.325%	7,000,000	7,000,000
10/18/12	0.320%	5,000,000	5,000,000

Barclays Bank PLC
07/18/12	0.280%	14,000,000	14,000,000

Branch Banking & Trust Corporation
07/12/12	0.420%	7,000,000	7,000,000

Credit Suisse
08/30/12	0.300%	10,000,000	10,000,000
10/09/12	0.500%	5,000,000	5,000,000
11/08/12	0.401%	10,000,000	10,000,000

DZ Bank AG
07/27/12	0.320%	5,000,000	5,000,000

Deutsche Bank AG
07/27/12	0.340%	10,000,000	10,000,000

DnB NOR ASA
09/14/12	0.530%	12,000,000	12,000,000

Hong Kong Shanghai Bank Corp., Ltd.
07/30/12	0.250%	10,000,000	10,000,000

Landeskreditbank Baden-Wuerttemberg — Foerderbank
07/16/12	0.270%	10,000,000	10,000,000

Mitsubishi UFJ Trust and Banking Corp.
08/24/12	0.395%	5,000,128	5,000,128

Mizuho Corporate Bank Ltd.
08/14/12	0.400%	10,000,000	10,000,000

National Australia Bank
08/16/12	0.343%	10,000,000	10,000,000

National Bank of Canada
11/09/12	0.301%	15,000,000	15,000,000

Nordea Bank AB
08/23/12	0.290%	10,000,000	10,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Norinchukin Bank
08/21/12	0.390%	5,000,000	5,000,000
10/31/12	0.560%	5,000,000	5,000,000
11/09/12	0.521%	10,000,000	10,000,000

Rabobank
07/31/12	0.660%	5,000,000	5,000,000
10/26/12	0.515%	10,000,000	10,000,000

Shizuoka Bank Ltd.
09/07/12	0.400%	5,000,000	5,000,000

Standard Chartered Bank PLC
09/06/12	0.800%	4,979,639	4,979,639
10/05/12	0.630%	9,968,076	9,968,076

Sumitomo Mitsui Banking Corp.
09/05/12	0.350%	10,000,000	10,000,000
11/02/12	0.479%	5,000,000	5,000,000

Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	10,000,000	10,000,000
10/10/12	0.500%	4,987,324	4,987,324
11/01/12	0.479%	6,000,000	6,000,000

Svenska Handelsbanken
08/27/12	0.270%	10,000,130	10,000,130
08/30/12	0.580%	5,000,000	5,000,000
09/13/12	0.490%	10,000,000	10,000,000

Total			293,925,391

Commercial Paper 3.8%
Bank of New Zealand
11/02/12	0.359%	5,000,000	5,000,000

Caisse d’Amortissement de la Dette Sociale
08/10/12	0.531%	4,989,474	4,989,474
09/19/12	0.300%	9,992,250	9,992,250

Caisse des Depots
08/31/12	0.360%	9,990,700	9,990,700

Development Bank of Singapore Ltd.
07/27/12	0.561%	9,973,867	9,973,867

DnB NOR
07/25/12	0.602%	4,984,833	4,984,833
08/30/12	0.489%	5,000,000	5,000,000

Erste Abwicklungsanstalt
08/28/12	0.390%	9,989,600	9,989,600

Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	4,992,484	4,992,484

Skandinaviska Enskilda Banken AB
07/17/12	0.300%	4,997,333	4,997,333

Suncorp Metway Ltd.
08/07/12	0.460%	4,995,975	4,995,975
08/14/12	0.450%	9,992,250	9,992,250

The Commonwealth Bank of Australia
08/16/12	0.303%	10,000,000	10,000,000

Westpac Securities NZ Ltd.
08/27/12	0.491%	6,984,279	6,984,279

Total			101,883,045

The accompanying Notes to Financial Statements are an integral part of this statement.

82	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 0.7%
JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price
$10,000,167(h)	0.200%	10,000,000	10,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$9,191,889(h)	0.250%	9,191,698	9,191,698

Total			19,191,698

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $467,931,431)			467,931,431

Total Investments
(Cost: $3,201,415,715)			3,292,488,394

Other Assets & Liabilities, Net			(629,092,665)

Net Assets			2,663,395,729

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	July 27,2012	500,000 (EUR	)	624,963 (USD	)	—	(7,911)

Barclays Bank PLC	July 27,2012	1,000,000 (GBP	)	1,539,150 (USD	)	—	(26,905)

Barclays Bank PLC	July 27,2012	20,000,000 (GBP	)	31,848,800 (USD	)	527,701	—

Deutsche Bank Securities, Inc.	July 27,2012	1,594,308 (GBP	)	2,479,404 (USD	)	—	(17,370)

UBS Securities LLC	July 27,2012	14,326,723 (GBP	)	22,814,590 (USD	)	378,155	—

Westpac Treasury	July 27,2012	1,000,000 (GBP	)	1,561,020 (USD	)	—	(5,035)

Total						905,856	(57,221)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $46,909,477 or 1.76% of net assets.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	29,576,245	651,931,554	(624,482,474)	—	57,025,325	76,553	57,025,325

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	83

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
JPMorgan Securities LLC (0.200%)
United States Treasury Note/Bond	10,200,074

Total market value of collateral securities	10,200,074

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	87,210

United States Treasury Note/Bond	9,288,518

Total market value of collateral securities	9,375,728

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

FDIC	Federal Deposit Insurance Corporation

Currency Legend

EUR	Euro

GBP	British Pound

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

84	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	704,727,061	—	704,727,061

Residential Mortgage-Backed Securities — Agency	—	862,176,979	—	862,176,979

Residential Mortgage-Backed Securities — Non-Agency	—	66,060,778	—	66,060,778

Commercial Mortgage-Backed Securities — Non-Agency	—	152,970,059	—	152,970,059

Asset-Backed Securities — Non-Agency	—	3,793,371	—	3,793,371

Inflation-Indexed Bonds	—	52,919,793	—	52,919,793

U.S. Treasury Obligations	739,251,476	—	—	739,251,476

U.S. Government & Agency Obligations	—	21,593,149	—	21,593,149

Foreign Government Obligations	—	113,267,982	—	113,267,982

Municipal Bonds	—	41,771,728	—	41,771,728

Total Bonds	739,251,476	2,019,280,900	—	2,758,532,376

Short-Term Securities

Treasury Note Short-Term	8,999,262	—	—	8,999,262

Total Short-Term Securities	8,999,262	—	—	8,999,262

Other

Money Market Funds	57,025,325	—	—	57,025,325

Investments of Cash Collateral Received for Securities on Loan	—	467,931,431	—	467,931,431

Total Other	57,025,325	467,931,431	—	524,956,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	85

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	805,276,063	2,487,212,331	—	3,292,488,394

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	905,856	—	905,856

Liabilities

Forward Foreign Currency Exchange Contracts	—	(57,221)	—	(57,221)

Total	805,276,063	2,488,060,966	—	3,293,337,029

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

86	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – American Century Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.8%
Issuer	Shares	Value ($)

Consumer Discretionary 16.2%
Auto Components 1.2%

Autoliv, Inc.(a)	140,374	7,672,843

BorgWarner, Inc.(a)(b)	195,490	12,822,189

Total		20,495,032

Automobiles 0.7%

Harley-Davidson, Inc.	258,549	11,823,446

Hotels, Restaurants & Leisure 4.2%

Chipotle Mexican Grill, Inc.(b)	20,614	7,832,289

Marriott International, Inc., Class A	366,419	14,363,625

McDonald’s Corp.	213,696	18,918,507

Starbucks Corp.	454,805	24,250,202

Wynn Resorts Ltd.	55,833	5,790,999

Total		71,155,622

Household Durables 0.5%

Mohawk Industries, Inc.(b)	118,393	8,267,383

Internet & Catalog Retail 1.8%

Amazon.com, Inc.(b)	135,603	30,964,945

Media 2.5%

CBS Corp., Class B Non Voting	365,625	11,985,187

Time Warner Cable, Inc.	246,760	20,258,996

Viacom, Inc., Class B	207,239	9,744,378

Total		41,988,561

Multiline Retail 1.6%

Dollar General Corp.(b)	247,094	13,439,443

Macy’s, Inc.	406,245	13,954,516

Total		27,393,959

Specialty Retail 3.1%

GNC Holdings, Inc., Class A	136,028	5,332,298

Home Depot, Inc. (The)	528,039	27,980,787

O’Reilly Automotive, Inc.(b)	102,715	8,604,435

Tractor Supply Co.	46,435	3,856,891

Urban Outfitters, Inc.(b)	249,594	6,886,298

Total		52,660,709

Textiles, Apparel & Luxury Goods 0.6%

Coach, Inc.	178,732	10,452,248

Total Consumer Discretionary		275,201,905

Consumer Staples 13.2%
Beverages 5.0%

Beam, Inc.	92,341	5,770,389

Brown-Forman Corp., Class B	48,973	4,743,035

Coca-Cola Co. (The)	525,704	41,104,796

Common Stocks (continued)
Issuer	Shares	Value ($)

Monster Beverage Corp.(b)	52,632	3,747,399

PepsiCo, Inc.	408,367	28,855,212

Total		84,220,831

Food & Staples Retailing 2.5%

Costco Wholesale Corp.	172,706	16,407,070

CVS Caremark Corp.	336,792	15,738,290

Whole Foods Market, Inc.	111,159	10,595,676

Total		42,741,036

Food Products 1.4%

Annie’s, Inc.(b)	20,804	870,855

Hershey Co. (The)	176,271	12,696,800

Kellogg Co.	121,548	5,995,963

Mead Johnson Nutrition Co.	59,982	4,829,151

Total		24,392,769

Household Products 1.2%

Church & Dwight Co., Inc.	55,069	3,054,677

Colgate-Palmolive Co.	163,336	17,003,278

Total		20,057,955

Personal Products 0.7%

Estee Lauder Companies, Inc. (The), Class A	233,763	12,651,254

Tobacco 2.4%

Philip Morris International, Inc.	457,405	39,913,160

Total Consumer Staples		223,977,005

Energy 5.4%
Energy Equipment & Services 3.0%

Core Laboratories NV	35,848	4,154,783

Hornbeck Offshore Services, Inc.(a)(b)	99,520	3,859,386

Oceaneering International, Inc.	218,518	10,458,271

Schlumberger Ltd.	500,844	32,509,784

Total		50,982,224

Oil, Gas & Consumable Fuels 2.4%

EOG Resources, Inc.	171,009	15,409,621

Noble Energy, Inc.	151,424	12,843,784

Occidental Petroleum Corp.	150,422	12,901,695

Total		41,155,100

Total Energy		92,137,324

Financials 3.8%
Capital Markets 0.9%

BlackRock, Inc.	88,053	14,953,160

Commercial Banks 0.9%

Wells Fargo & Co.	436,724	14,604,050

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	87

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Insurance 0.4%

Brown & Brown, Inc.	247,403	6,746,680

Real Estate Investment Trusts (REITs) 1.3%

American Campus Communities, Inc.	128,407	5,775,747

AvalonBay Communities, Inc.	32,191	4,554,383

Simon Property Group, Inc.	74,378	11,577,679

Total		21,907,809

Real Estate Management & Development 0.3%

CBRE Group, Inc., Class A(b)	361,110	5,907,760

Total Financials		64,119,459

Health Care 12.2%
Biotechnology 1.8%

Alexion Pharmaceuticals, Inc.(b)	76,928	7,638,950

Cepheid, Inc.(a)(b)	92,626	4,145,014

Gilead Sciences, Inc.(b)	304,729	15,626,503

Medivation, Inc.(b)	27,920	2,551,888

Total		29,962,355

Health Care Equipment & Supplies 3.2%

Cooper Companies, Inc. (The)	60,150	4,797,564

Covidien PLC	106,053	5,673,836

DENTSPLY International, Inc.(a)	175,199	6,624,274

Edwards Lifesciences Corp.(b)	73,255	7,567,241

Hill-Rom Holdings, Inc.	139,854	4,314,496

IDEXX Laboratories, Inc.(a)(b)	37,652	3,619,487

Intuitive Surgical, Inc.(b)	14,320	7,930,273

ResMed, Inc.(a)(b)	186,175	5,808,660

Zimmer Holdings, Inc.	133,770	8,609,437

Total		54,945,268

Health Care Providers & Services 1.8%

AmerisourceBergen Corp.	276,380	10,875,553

Express Scripts Holding Co.(b)	352,779	19,695,651

Total		30,571,204

Health Care Technology 0.4%

Cerner Corp.(b)	86,292	7,132,897

Life Sciences Tools & Services 0.6%

Agilent Technologies, Inc.	252,021	9,889,304

Pharmaceuticals 4.4%

Abbott Laboratories	477,284	30,770,500

Allergan, Inc.	136,714	12,655,615

Bristol-Myers Squibb Co.	277,163	9,964,010

Common Stocks (continued)
Issuer	Shares	Value ($)

Johnson & Johnson	327,222	22,107,118

Total		75,497,243

Total Health Care		207,998,271

Industrials 11.2%
Aerospace & Defense 4.9%

Hexcel Corp.(a)(b)	208,108	5,367,105

Honeywell International, Inc.	445,798	24,893,361

Precision Castparts Corp.	96,637	15,895,820

Textron, Inc.	340,953	8,479,501

United Technologies Corp.	390,866	29,522,109

Total		84,157,896

Air Freight & Logistics 1.4%

United Parcel Service, Inc., Class B	292,109	23,006,505

Industrial Conglomerates 0.9%

Danaher Corp.	292,014	15,208,089

Machinery 2.4%

Cummins, Inc.	70,919	6,872,761

Deere & Co.(a)	95,198	7,698,662

Illinois Tool Works, Inc.	352,999	18,670,117

Terex Corp.(a)(b)	378,711	6,752,417

Total		39,993,957

Marine 0.1%

Kirby Corp.(a)(b)	35,607	1,676,377

Road & Rail 1.5%

Union Pacific Corp.	214,737	25,620,271

Total Industrials		189,663,095

Information Technology 31.0%
Communications Equipment 2.4%

Cisco Systems, Inc.	677,372	11,630,477

F5 Networks, Inc.(b)	46,553	4,634,817

QUALCOMM, Inc.	424,966	23,662,107

Total		39,927,401

Computers & Peripherals 10.0%

Apple, Inc.(b)	234,176	136,758,784

Dell, Inc.(b)	570,825	7,146,729

EMC Corp.(b)	1,030,767	26,418,558

Total		170,324,071

Electronic Equipment, Instruments & Components 0.2%

Trimble Navigation Ltd.(a)(b)	84,331	3,880,069

Internet Software & Services 2.9%

Facebook, Inc., Class A(a)(b)	58,866	1,831,910

The accompanying Notes to Financial Statements are an integral part of this statement.

88	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Google, Inc., Class A(b)	80,847	46,896,919

Total		48,728,829

IT Services 4.5%

Accenture PLC, Class A	89,980	5,406,898

Automatic Data Processing, Inc.	250,274	13,930,251

International Business Machines Corp.	189,238	37,011,168

Mastercard, Inc., Class A	46,558	20,025,062

Total		76,373,379

Semiconductors & Semiconductor Equipment 3.5%

Broadcom Corp., Class A(b)	459,917	15,545,195

Intel Corp.	537,563	14,326,054

Linear Technology Corp.(a)	321,986	10,087,821

Marvell Technology Group Ltd.	636,402	7,178,615

Xilinx, Inc.(a)	388,465	13,040,770

Total		60,178,455

Software 7.5%

Citrix Systems, Inc.(b)	177,945	14,936,703

CommVault Systems, Inc.(b)	80,761	4,003,323

Fortinet, Inc.(b)	122,880	2,853,274

Microsoft Corp.	1,996,024	61,058,374

Oracle Corp.	1,232,260	36,598,122

QLIK Technologies, Inc.(b)	178,128	3,940,191

Red Hat, Inc.(b)	81,573	4,607,243

Total		127,997,230

Total Information Technology		527,409,434

Materials 2.4%
Chemicals 2.1%

EI du Pont de Nemours & Co.	296,133	14,975,446

Monsanto Co.	184,835	15,300,641

Rockwood Holdings, Inc.	140,150	6,215,653

Total		36,491,740

Metals & Mining 0.3%

Nucor Corp.	136,766	5,183,431

Total Materials		41,675,171

Telecommunication Services 2.4%
Diversified Telecommunication Services 1.1%

Verizon Communications, Inc.	433,105	19,247,186

Wireless Telecommunication Services 1.3%

Crown Castle International Corp.(a)(b)	378,167	22,183,276

Total Telecommunication Services		41,430,462

Total Common Stocks (Cost: $1,472,482,724)		1,663,612,126

Money Market Funds 2.2%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)		36,884,805	36,884,805

Total Money Market Funds (Cost: $36,884,805)			36,884,805

Investments of Cash Collateral Received for Securities on Loan 3.7%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 0.2%
Kells Funding LLC
10/12/12	0.612%	3,987,597	3,987,597

Certificates of Deposit 1.0%
Credit Suisse
08/30/12	0.300%	5,000,000	5,000,000

Mitsubishi UFJ Trust and Banking Corp.
08/06/12	0.410%	2,000,049	2,000,049

Rabobank
07/31/12	0.660%	5,000,000	5,000,000

Sumitomo Trust & Banking Co., Ltd.
09/17/12	0.470%	5,000,000	5,000,000

Total			17,000,049

Commercial Paper 0.6%
Caisse des Depots
08/31/12	0.360%	4,995,350	4,995,350

DnB NOR
07/25/12	0.602%	4,984,833	4,984,833

Total			9,980,183

Repurchase Agreements 1.9%
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$10,953,677(e)	0.250%	10,953,449	10,953,449

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$21,00,473(e)	0.270%	21,000,000	21,000,000

Total			31,953,449

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $62,921,278)			62,921,278

Total Investments
(Cost: $1,572,288,807)			1,763,418,209

Other Assets & Liabilities, Net			(63,561,268)

Net Assets			1,699,856,941

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	89

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	31,392,965	173,934,820	(168,442,980)	—	36,884,805	13,652	36,884,805

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	103,925

United States Treasury Note/Bond	11,068,826

Total market value of collateral securities	11,172,751

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	1,760,428

Fannie Mae REMICS	3,186,842

Fannie Mae-Aces	207,540

Freddie Mac Reference REMIC	64,093

Freddie Mac REMICS	7,788,243

Government National Mortgage Association	8,412,854

Total market value of collateral securities	21,420,000

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

90	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	275,201,905	—	—	275,201,905

Consumer Staples	223,977,005	—	—	223,977,005

Energy	92,137,324	—	—	92,137,324

Financials	64,119,459	—	—	64,119,459

Health Care	207,998,271	—	—	207,998,271

Industrials	189,663,095	—	—	189,663,095

Information Technology	527,409,434	—	—	527,409,434

Materials	41,675,171	—	—	41,675,171

Telecommunication Services	41,430,462	—	—	41,430,462

Total Equity Securities	1,663,612,126	—	—	1,663,612,126

Other

Money Market Funds	36,884,805	—	—	36,884,805

Investments of Cash Collateral Received for Securities on Loan	—	62,921,278	—	62,921,278

Total Other	36,884,805	62,921,278	—	99,806,083

Total	1,700,496,931	62,921,278	—	1,763,418,209

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	91

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

92	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.7%
Issuer	Shares	Value ($)

Argentina 0.3%

Arcos Dorados Holdings, Inc., Class A	130,000	1,921,400

Australia 3.6%

Challenger Ltd.	1,123,500	3,773,462

Cochlear Ltd.	47,705	3,239,785

Commonwealth Property Office Fund	4,708,172	4,907,782

Domino’s Pizza Enterprises Ltd.	157,500	1,628,074

Insurance Australia Group Ltd.	723,467	2,594,801

UGL Ltd.(a)	378,000	4,840,139

Total		20,984,043

Belgium 0.3%

EVS Broadcast Equipment SA	42,361	1,998,397

Brazil 2.5%

Localiza Rent a Car SA	357,200	5,372,672

Mills Estruturas e Servicos de Engenharia SA	180,400	2,425,094

MRV Engenharia e Participacoes SA	342,200	1,575,977

Multiplus SA	115,800	2,761,673

Odontoprev SA	420,000	2,118,297

Total		14,253,713

Cambodia 0.4%

NagaCorp Ltd.	5,700,000	2,548,915

Canada 4.0%

AG Growth International, Inc.(a)	56,274	2,027,986

Alliance Grain Traders, Inc.	94,200	1,263,895

Americas Petrogas, Inc.(b)	155,000	287,742

Athabasca Oil Corp.(b)	42,000	462,037

Baytex Energy Corp.	24,713	1,041,097

Black Diamond Group Ltd.(a)	72,994	1,635,393

Canacol Energy Ltd.(b)	611,800	273,420

CCL Industries, Inc., Class B	134,368	4,929,422

Celtic Exploration Ltd.(b)	41,800	565,353

Crew Energy, Inc.(b)	30,400	171,692

Deethree Exploration Ltd.	280,234	908,331

DeeThree Exploration Ltd.	207,000	670,956

Horizon North Logistics, Inc.	196,409	1,120,849

Madalena Ventures, Inc.(b)	558,000	191,828

Onex Corp.	63,100	2,449,998

Pan Orient Energy Corp.(b)	132,433	487,795

ShawCor Ltd., Class A	116,038	4,199,981

Common Stocks (continued)
Issuer	Shares	Value ($)

Southern Arc Minerals, Inc.(b)	674,492	185,500

Sterling Resources Ltd.(b)	225,000	225,420

Total		23,098,695

Chile 0.2%

Vina Concha y Toro SA	529,000	1,035,287

China 2.4%

51job, Inc., ADR(b)	32,600	1,484,930

AAC Technologies Holdings, Inc.	794,000	2,310,664

Netease, Inc., ADR(b)	37,800	2,224,530

New Oriental Education & Technology Group, ADR(b)	105,300	2,579,850

Want Want China Holdings Ltd.	2,527,000	3,124,990

Zhaojin Mining Industry Co., Ltd., Class H	1,828,960	2,404,843

Total		14,129,807

Columbia —%

Gulf United Energy, Inc.(b)	2,021,864	122,323

Czech Republic 0.4%

Komercni Banka AS	12,616	2,200,877

Denmark 1.3%

Novozymes A/S, Class B	157,803	4,092,052

SimCorp AS(a)	16,081	2,772,243

Solar A/S	15,700	851,300

Total		7,715,595

Finland 0.3%

Stockmann OYJ Abp, Class B(a)	95,303	1,926,803

France 2.6%

CFAO SA	13,142	622,108

Eurofins Scientific(a)	53,000	6,581,656

Hi-Media SA(b)	150,963	384,792

Mersen	14,585	365,436

Neopost SA	65,000	3,468,839

Norbert Dentressangle SA	22,300	1,414,806

Saft Groupe SA	93,800	2,250,449

Total		15,088,086

Germany 3.2%

Bertrandt AG	15,963	1,195,765

CTS Eventim AG	59,636	1,794,562

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	93

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Deutsche Beteiligungs AG	32,724	646,137

Duerr AG	47,038	2,902,333

ElringKlinger AG(a)	31,900	761,192

Norma Group	66,200	1,454,596

Rational AG(a)	13,898	3,312,695

Rheinmetall AG	38,600	1,897,465

Wirecard AG	239,265	4,639,445

Total		18,604,190

Greece 0.1%

Intralot SA-Integrated Lottery Systems & Services	393,300	443,994

Guatemala 0.3%

Tahoe Resources, Inc.(b)	141,042	1,949,181

Hong Kong 3.9%

AMVIG Holdings Ltd.	2,800,000	1,239,885

Digital China Holdings Ltd.	1,737,300	3,061,524

Lifestyle International Holdings Ltd.	2,083,600	4,591,236

Melco Crown Entertainment Ltd., ADR(b)	630,000	7,257,600

Melco International Development Ltd.	800,000	647,205

MGM China Holdings Ltd.	1,000,000	1,533,355

REXLot Holdings Ltd.(a)	25,000,000	1,790,853

SA SA International Holdings Ltd.	3,000,000	1,900,718

Vitasoy International Holdings Ltd.	395,700	332,531

Total		22,354,907

India 2.4%

Adani Ports and Special Economic Zone	770,500	1,682,348

Asian Paints Ltd.	33,000	2,303,632

Colgate Palmolive	49,000	1,057,490

Jain Irrigation Systems Ltd.	1,095,735	1,644,150

Jain Irrigation Systems Ltd., DVR(b)	46,466	32,891

Redington India Ltd.	1,249,000	1,724,856

REI Agro Ltd.	2,991,800	501,000

S Kumars Nationwide Ltd.	939,200	582,942

Shriram Transport Finance Co., Ltd.	142,600	1,360,281

SKIL Ports & Logistics Ltd.(b)	135,000	238,916

Titan Industries Ltd.	153,400	617,688

United Breweries Ltd.	220,600	2,157,563

Total		13,903,757

Common Stocks (continued)
Issuer	Shares	Value ($)

Indonesia 1.3%

Archipelago Resources PLC(b)	2,589,930	2,068,673

PT Ace Hardware Indonesia Tbk	3,293,500	1,784,516

PT Mayora Indah Tbk	207,300	562,599

PT Mitra Adiperkasa Tbk	1,189,000	912,850

PT MNC Sky Vision Tbk(b)(c)	3,277,000	530,321

PT Tower Bersama Infrastructure Tbk(b)	4,996,900	1,750,539

Total		7,609,498

Ireland 0.5%

Paddy Power PLC	24,600	1,605,896

United Drug PLC	399,000	1,046,964

Total		2,652,860

Israel 1.0%

Caesar Stone Sdot Yam Ltd.(b)	60,314	730,403

Israel Chemicals Ltd.	456,118	5,046,650

Total		5,777,053

Italy 1.1%

CIR — Compagnie Industriali Riunite SpA(a)	820,600	809,310

Geox SpA(a)	640,000	1,415,906

Pirelli & C SpA(a)	250,000	2,636,706

Tod’s SpA(a)	15,900	1,594,899

Total		6,456,821

Japan 17.5%

Advance Residence Investment Corp.	1,459	2,836,273

Aeon Delight Co., Ltd.	137,020	3,146,148

Aeon Mall Co., Ltd.	80,701	1,719,615

Ain Pharmaciez, Inc.	33,497	2,020,650

Asahi Diamond Industrial Co., Ltd.	180,500	2,072,648

Daiseki Co., Ltd.	157,524	2,738,801

Disco Corp.(a)	45,000	2,548,480

Doshisha Co., Ltd.	83,900	2,324,212

FP Corp.	32,300	2,003,562

Fukuoka REIT Corp.	175	1,204,978

Glory Ltd.	163,620	3,413,371

Horiba Ltd.	40,000	1,404,794

Hoshizaki Electric Co., Ltd.	152,800	3,867,490

Ibiden Co., Ltd.	82,453	1,493,577

Icom, Inc.	70,056	1,720,147

Japan Airport Terminal Co., Ltd.(a)	206,319	2,516,465

The accompanying Notes to Financial Statements are an integral part of this statement.

94	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Japan Real Estate Investment Corp.	130	1,191,938

Jupiter Telecommunications Co., Ltd.	2,508	2,557,103

Kansai Paint Co., Ltd.	539,211	5,778,088

Kenedix Realty Investment Corp.	630	2,036,922

Kintetsu World Express, Inc.	90,508	2,896,822

Kuraray Co., Ltd.	287,800	3,729,735

Miraca Holdings, Inc.	62,300	2,586,596

MISUMI Group, Inc.	70,700	1,666,067

Miura Co., Ltd.	38,692	1,030,216

Mori Hills REIT Investment Corp.	550	2,376,873

Nakanishi, Inc.	27,739	2,819,378

NGK Insulators Ltd.	238,100	2,636,609

Nihon Parkerizing Co., Ltd.	73,400	1,136,880

ORIX JREIT, Inc.	745	3,348,787

Park24 Co., Ltd.	291,900	4,310,842

Sanrio Co., Ltd.	83,200	3,033,325

Seven Bank Ltd.	1,916,700	4,922,059

Shimadzu Corp.	247,400	2,140,751

Shinsei Bank Ltd.	1,447,000	1,760,422

Sintokogio Ltd.	177,800	1,782,448

Start Today Co., Ltd.	248,344	3,470,481

Torishima Pump Manufacturing Co., Ltd.	123,471	1,241,273

Ushio, Inc.	128,801	1,596,434

Wacom Co., Ltd.	1,940	4,344,991

Total		101,426,251

Kazakhstan 0.3%

Halyk Savings Bank of Kazakhstan JSC, GDR(a)(b)	324,500	1,618,511

Luxembourg 0.7%

L’Occitane International SA	1,508,500	4,186,533

Mexico 0.8%

Grupo Aeroportuario del Sureste SAB de CV, ADR	57,922	4,521,971

Mongolia 0.9%

Ivanhoe Mines Ltd.(a)(b)	81,919	792,976

Ivanhoe Mines Ltd.(b)	96,235	949,022

Mongolian Mining Corp.(b)	5,706,300	3,238,077

Total		4,980,075

Common Stocks (continued)
Issuer	Shares	Value ($)

Netherlands 5.6%

Aalberts Industries NV	245,600	3,824,196

Arcadis NV	120,912	2,644,455

Core Laboratories NV	13,608	1,577,167

Fugro NV-CVA	44,000	2,668,991

Gemalto NV	69,800	5,013,272

Koninklijke Ten Cate NV	116,133	3,100,185

Koninklijke Vopak NV	29,466	1,889,999

Royal Imtech NV	157,914	3,770,704

TKH Group NV	85,578	1,838,297

Unit 4 NV	153,686	3,916,932

Yandex NV, Class A(b)	108,800	2,072,640

Total		32,316,838

Norway 0.4%

Atea ASA(a)	230,030	2,025,497

Philippines 0.8%

International Container Terminal Services, Inc.	790,700	1,387,969

Manila Water Co., Inc.	1,877,800	1,093,664

SM Prime Holdings, Inc.	7,068,850	2,191,070

Total		4,672,703

Portugal 0.4%

REN — Redes Energeticas Nacionais SA	827,000	2,189,161

Russian Federation 0.4%

Mail.ru Group Ltd., GDR(b)(d)	33,800	1,151,093

Petropavlovsk PLC	193,400	1,385,559

Total		2,536,652

Singapore 3.7%

Ascendas Real Estate Investment Trust	1,900,000	3,241,303

CDL Hospitality Trusts	1,931,000	2,986,702

Goodpack Ltd.	1,435,000	1,965,576

Mapletree Commercial Trust	3,300,000	2,562,295

Mapletree Industrial Trust	2,650,000	2,538,540

Mapletree Logistics Trust	3,300,000	2,565,875

Olam International Ltd.	2,414,000	3,496,307

Petra Foods Ltd.	292,800	577,857

Singapore Exchange Ltd.	320,000	1,607,630

Total		21,542,085

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	95

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

South Africa 4.5%

Adcock Ingram Holdings Ltd.	477,800	3,512,127

Coronation Fund Managers Ltd.	1,143,300	3,871,005

Massmart Holdings Ltd.	99,000	2,049,832

Mr. Price Group Ltd.	306,831	4,206,689

Naspers Ltd., Class N	112,000	5,982,191

Northam Platinum Ltd.	833,900	2,385,194

RMI Holdings	1,827,800	3,892,902

Total		25,899,940

South Korea 1.8%

Grand Korea Leisure Co., Ltd.	106,000	2,200,485

Hana Tour Service, Inc.	18,000	706,732

Handsome Co., Ltd.	45,600	1,026,813

Hyundai Home Shopping Network Corp.	5,200	508,888

iMarketKorea, Inc.	57,000	1,056,587

KEPCO Plant Service & Engineering Co. Ltd.	23,040	971,809

NHN Corp.	9,700	2,127,541

Woongjin Coway Co., Ltd.	59,500	1,857,851

Total		10,456,706

Spain 0.5%

Red Electrica Corp. SA	60,000	2,618,729

Sweden 2.2%

East Capital Explorer AB	40,577	279,503

Hexagon AB, Class B	391,581	6,721,455

Sweco AB, Class B	397,205	4,185,649

Unibet Group PLC, SDR	60,400	1,531,326

Total		12,717,933

Switzerland 3.7%

Bank Sarasin & Cie AG, Class B(b)	55,953	1,576,488

Dufry AG, Registered Shares(b)	31,858	3,861,466

Geberit AG(b)	24,159	4,766,041

Kuehne & Nagel International AG	16,413	1,738,846

Partners Group Holding AG(a)	29,970	5,330,239

Sika AG	1,469	2,836,669

Zehnder Group AG	26,900	1,607,905

Total		21,717,654

Common Stocks (continued)
Issuer	Shares	Value ($)

Taiwan 7.1%

Advantech Co., Ltd.	618,000	2,055,207

Chroma ATE, Inc.	1,031,000	2,353,577

CTCI Corp.	1,881,000	3,521,801

Far EasTone Telecommunications Co., Ltd.	3,503,000	7,621,340

Lung Yen Life Service Corp.	210,000	607,129

MStar Semiconductor, Inc.	347,600	2,344,694

PChome Online, Inc.	250,000	1,417,280

President Chain Store Corp.	309,500	1,651,366

Radiant Opto-Electronics Corp.(b)	565,000	2,871,467

Simplo Technology Co., Ltd.	480,538	3,318,780

St. Shine Optical Co., Ltd.	235,100	2,631,124

Taiwan Hon Chuan Enterprise Co., Ltd.	1,070,000	2,410,293

Taiwan Mobile Co., Ltd.(b)	1,583,800	5,237,581

Tripod Technology Corp.	1,148,000	3,263,195

Total		41,304,834

Thailand 0.7%

Home Product Center PCL, Foreign Registered Shares	10,619,500	4,241,062

United Kingdom 6.5%

Abcam PLC	264,300	1,725,898

Aggreko PLC	58,400	1,899,209

BBA Aviation PLC	830,650	2,659,253

Charles Taylor PLC	1,057,000	2,640,398

Chemring Group PLC	228,000	981,630

Domino’s Pizza Group PLC	305,000	2,459,318

Greggs PLC	220,000	1,737,942

Intertek Group PLC	98,300	4,118,364

Jardine Lloyd Thompson Group PLC	255,100	2,802,932

Next PLC	25,700	1,290,453

Premier Oil PLC(b)	195,720	1,039,866

PureCircle Ltd.(b)	381,457	857,481

Rightmove PLC	76,151	1,902,838

Rotork PLC	50,000	1,546,420

Rowan Companies PLC, Class A(b)	52,000	1,681,160

Serco Group PLC	325,000	2,729,363

Shaftesbury PLC	171,200	1,382,082

Smith & Nephew PLC	161,498	1,615,378

Spirax-Sarco Engineering PLC	24,908	776,263

The accompanying Notes to Financial Statements are an integral part of this statement.

96	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Tullow Oil PLC	35,286	815,550

WH Smith PLC	150,000	1,280,633

Total		37,942,431

United States 3.1%

Atwood Oceanics, Inc.(b)	91,120	3,447,981

BioMarin Pharmaceutical, Inc.(b)	118,727	4,699,214

FMC Technologies, Inc.(b)	39,312	1,542,210

Hornbeck Offshore Services, Inc.(a)(b)	53,627	2,079,655

Textainer Group Holdings Ltd.(a)	93,191	3,438,748

World Fuel Services Corp.(a)	71,516	2,719,753

Total		17,927,561

Total Common Stocks
(Cost: $509,884,017)		543,619,329

Money Market Funds 7.2%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(e)(f)	41,838,665	41,838,665

Total Money Market Funds
(Cost: $41,838,665)		41,838,665

Investments of Cash Collateral Received for Securities on Loan 3.5%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Certificates of Deposit 0.5%
Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	3,000,000	3,000,000

Repurchase Agreements 3.0%
Natixis Financial Products, Inc.(g) dated 06/29/12, matures 07/02/12, repurchase price
$15,000,313	0.250%	15,000,000	15,000,000

repurchase price
$2,393,915	0.250%	2,393,865	2,393,865

Total			17,393,865

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $20,393,865)			20,393,865

Total Investments
(Cost: $572,116,547)			605,851,859

Other Assets & Liabilities, Net			(25,509,694)

Net Assets			580,342,165

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $530,321, which represents 0.09% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $1,151,093 or 0.20% of net assets.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	43,236,307	55,016,118	(56,413,760)	—	41,838,665	26,650	41,838,665

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	97

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	2,287,536

Fannie Mae REMICS	3,957,491

Federal Home Loan Banks	518,936

Federal National Mortgage Association	518,826

Freddie Mac Gold Pool	1,327,864

Freddie Mac Non Gold Pool	492,587

Freddie Mac REMICS	2,352,171

Government National Mortgage Association	2,785,134

United States Treasury Note/Bond	1,059,773

Total market value of collateral securities	15,300,318

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	22,713

United States Treasury Note/Bond	2,419,081

Total market value of collateral securities	2,441,794

Abbreviation Legend

ADR	American Depositary Receipt

DVR	Differential Voting Rights

GDR	Global Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

SDR	Swedish Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

98	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	99

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	13,334,827	84,591,247	—	97,926,074

Consumer Staples	2,299,183	20,127,606	—	22,426,789

Energy	22,655,901	4,524,407	—	27,180,308

Financials	2,449,998	77,968,684	—	80,418,682

Health Care	6,817,512	25,758,904	—	32,576,416

Industrials	24,789,315	107,850,270	—	132,639,585

Information Technology	4,297,170	74,046,995	—	78,344,165

Materials	9,536,503	42,059,793	—	51,596,296

Telecommunication Services	—	14,609,460	—	14,609,460

Utilities	—	5,901,554	—	5,901,554

Total Equity Securities	86,180,409	457,438,920	—	543,619,329

Other

Money Market Funds	41,838,665	—	—	41,838,665

Investments of Cash Collateral Received for Securities on Loan	—	20,393,865	—	20,393,865

Total Other	41,838,665	20,393,865	—	62,232,530

Total	128,019,074	477,832,785	—	605,851,859

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

100	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%
Issuer	Shares	Value ($)

Consumer Discretionary 16.5%
Auto Components 1.3%

Dorman Products, Inc.(a)(b)	66,000	1,655,940

Drew Industries, Inc.(a)(b)	172,000	4,790,200

WABCO Holdings, Inc.(a)	51,000	2,699,430

Total		9,145,570

Distributors 0.8%

Pool Corp.	131,000	5,300,260

Hotels, Restaurants & Leisure 5.8%

Bally Technologies, Inc.(a)(b)	156,000	7,278,960

Bravo Brio Restaurant Group, Inc.(a)	156,000	2,781,480

Gaylord Entertainment Co.(a)(b)	362,000	13,958,720

Life Time Fitness, Inc.(a)(b)	99,000	4,604,490

Penn National Gaming, Inc.(a)	78,000	3,478,020

Pinnacle Entertainment, Inc.(a)	448,000	4,309,760

Vail Resorts, Inc.(b)	34,000	1,702,720

WMS Industries, Inc.(a)(b)	75,000	1,496,250

Total		39,610,400

Household Durables 2.1%

Cavco Industries, Inc.(a)(b)	101,000	5,179,280

Helen of Troy Ltd.(a)(b)	132,000	4,473,480

Jarden Corp.(b)	57,000	2,395,140

Skullcandy, Inc.(a)(b)	160,000	2,264,000

Total		14,311,900

Internet & Catalog Retail 1.0%

HomeAway, Inc.(a)(b)	90,500	1,967,470

Shutterfly, Inc.(a)(b)	162,000	4,971,780

Total		6,939,250

Media 0.5%

Lamar Advertising Co., Class A(a)	107,000	3,060,200

Multiline Retail 0.4%

Saks, Inc.(a)(b)	284,000	3,024,600

Specialty Retail 1.9%

Abercrombie & Fitch Co., Class A	189,000	6,452,460

Pier 1 Imports, Inc.	331,000	5,438,330

Teavana Holdings, Inc.(a)	67,800	917,334

Total		12,808,124

Textiles, Apparel & Luxury Goods 2.7%

Deckers Outdoor Corp.(a)(b)	43,000	1,892,430

lululemon athletica, Inc.(a)(b)	227,000	13,536,010

Warnaco Group, Inc. (The)(a)	79,000	3,363,820

Total		18,792,260

Total Consumer Discretionary		112,992,564

Common Stocks (continued)
Issuer	Shares	Value ($)

Energy 4.7%
Energy Equipment & Services 2.3%

Atwood Oceanics, Inc.(a)(b)	240,900	9,115,656

Core Laboratories NV	22,000	2,549,800

Hornbeck Offshore Services, Inc.(a)(b)	93,000	3,606,540

Total		15,271,996

Oil, Gas & Consumable Fuels 2.4%

Approach Resources, Inc.(a)	86,000	2,196,440

PDC Energy, Inc.(a)	85,000	2,084,200

Rosetta Resources, Inc.(a)(b)	84,000	3,077,760

SM Energy Co.	82,000	4,027,020

Swift Energy Co.(a)(b)	62,000	1,153,820

World Fuel Services Corp.	107,000	4,069,210

Total		16,608,450

Total Energy		31,880,446

Financials 17.7%
Capital Markets 1.9%

Eaton Vance Corp.(b)	291,000	7,842,450

SEI Investments Co.	264,000	5,250,960

Total		13,093,410

Commercial Banks 6.9%

Associated Banc-Corp.	387,000	5,104,530

City National Corp.	113,000	5,489,540

First Busey Corp.	692,000	3,342,360

First Commonwealth Financial Corp.	366,000	2,463,180

Green Bankshares, Inc.(a)	11,609	19,271

Guaranty Bancorp(a)	291,000	614,010

Hancock Holding Co.	122,918	3,741,624

Lakeland Financial Corp.	170,000	4,561,100

MB Financial, Inc.	256,000	5,514,240

Pacific Continental Corp.(b)	151,995	1,348,196

Sandy Spring Bancorp, Inc.(b)	57,000	1,026,000

SVB Financial Group(a)	64,000	3,758,080

TCF Financial Corp.(b)	271,000	3,111,080

Valley National Bancorp	383,249	4,062,439

Virginia Commerce Bancorp, Inc.(a)(b)	367,964	3,101,937

Total		47,257,587

Diversified Financial Services 0.5%

Leucadia National Corp.	148,000	3,147,960

Insurance 1.0%

Allied World Assurance Co. Holdings AG	24,000	1,907,280

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	101

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Enstar Group Ltd.(a)(b)	40,000	3,957,600

Tower Group, Inc.(b)	33,000	688,710

Total		6,553,590

Real Estate Investment Trusts (REITs) 5.4%

Associated Estates Realty Corp.	162,000	2,421,900

BioMed Realty Trust, Inc.	333,000	6,220,440

DCT Industrial Trust, Inc.	202,000	1,272,600

DuPont Fabros Technology, Inc.	210,000	5,997,600

Education Realty Trust, Inc.	156,000	1,728,480

Extra Space Storage, Inc.	362,000	11,077,200

Kilroy Realty Corp.	63,000	3,049,830

Kite Realty Group Trust	810,000	4,041,900

Summit Hotel Properties, Inc.	150,000	1,255,500

Total		37,065,450

Real Estate Management & Development 0.2%

St. Joe Co. (The)(a)(b)	100,000	1,581,000

Thrifts & Mortgage Finance 1.8%

Berkshire Hills Bancorp, Inc.	81,000	1,782,000

Kaiser Federal Financial Group, Inc.	106,541	1,574,676

Provident New York Bancorp(b)	210,000	1,593,900

TrustCo Bank Corp.	666,700	3,640,182

ViewPoint Financial Group, Inc.	254,000	3,972,560

Total		12,563,318

Total Financials		121,262,315

Health Care 12.6%
Biotechnology 6.4%

Alexion Pharmaceuticals, Inc.(a)	27,000	2,681,100

Ariad Pharmaceuticals, Inc.(a)	161,900	2,786,299

BioMarin Pharmaceutical, Inc.(a)(b)	135,000	5,343,300

Cepheid, Inc.(a)(b)	215,800	9,657,050

Chelsea Therapeutics International Ltd.(a)(b)	399,000	590,520

InterMune, Inc.(a)(b)	225,000	2,688,750

Isis Pharmaceuticals, Inc.(a)(b)	298,000	3,576,000

NPS Pharmaceuticals, Inc.(a)(b)	439,300	3,782,373

Onyx Pharmaceuticals, Inc.(a)	44,000	2,923,800

Raptor Pharmaceutical Corp.(a)(b)	134,800	753,532

Seattle Genetics, Inc.(a)(b)	250,000	6,347,500

Synageva Biopharma Corp.(a)(b)	56,800	2,303,808

Total		43,434,032

Health Care Equipment & Supplies 1.8%

Hill-Rom Holdings, Inc.	219,000	6,756,150

Common Stocks (continued)
Issuer	Shares	Value ($)

Sirona Dental Systems, Inc.(a)	124,000	5,581,240

Total		12,337,390

Health Care Providers & Services 0.6%

Health Management Associates, Inc., Class A(a)	548,500	4,305,725

Health Care Technology 0.3%

Quality Systems, Inc.	82,000	2,255,820

Life Sciences Tools & Services 1.9%

Mettler-Toledo International, Inc.(a)(b)	72,000	11,221,200

Techne Corp.	23,000	1,706,600

Total		12,927,800

Pharmaceuticals 1.6%

Akorn, Inc.(a)(b)	350,000	5,519,500

Auxilium Pharmaceuticals, Inc.(a)	195,000	5,243,550

Total		10,763,050

Total Health Care		86,023,817

Industrials 23.7%
Aerospace & Defense 1.9%

HEICO Corp., Class A	160,000	5,161,600

Moog, Inc., Class A(a)(b)	190,000	7,856,500

Total		13,018,100

Air Freight & Logistics 0.4%

Forward Air Corp.	91,000	2,936,570

Commercial Services & Supplies 3.0%

Acorn Energy, Inc.(b)	225,000	1,872,000

Clean Harbors, Inc.(a)	37,000	2,087,540

Herman Miller, Inc.	97,000	1,796,440

Interface, Inc.	87,800	1,196,714

Knoll, Inc.	379,000	5,086,180

McGrath Rentcorp(b)	230,000	6,095,000

Mobile Mini, Inc.(a)(b)	150,000	2,160,000

Total		20,293,874

Electrical Equipment 5.7%

Acuity Brands, Inc.	107,500	5,472,825

AMETEK, Inc.	349,400	17,438,554

GrafTech International Ltd.(a)	349,900	3,376,535

II-VI, Inc.(a)(b)	549,000	9,151,830

Polypore International, Inc.(a)(b)	90,000	3,635,100

Total		39,074,844

Machinery 7.6%

Donaldson Co., Inc.	350,000	11,679,500

ESCO Technologies, Inc.	178,000	6,486,320

The accompanying Notes to Financial Statements are an integral part of this statement.

102	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Kennametal, Inc.	235,000	7,790,250

Middleby Corp.(a)(b)	11,000	1,095,710

Nordson Corp.	334,000	17,130,860

Oshkosh Corp.(a)	65,000	1,361,750

Toro Co. (The)	62,400	4,573,296

Wabtec Corp.	22,000	1,716,220

Total		51,833,906

Professional Services 1.0%

GP Strategies Corp.(a)(b)	129,000	2,382,630

Insperity, Inc.	1,600	43,280

Navigant Consulting, Inc.(a)	175,000	2,212,000

RCM Technologies, Inc.(a)	233,000	1,290,820

RPX Corp.(a)	57,500	825,125

Total		6,753,855

Road & Rail 1.5%

Avis Budget Group, Inc.(a)(b)	373,500	5,677,200

Heartland Express, Inc.	81,000	1,159,110

Hertz Global Holdings, Inc.(a)	294,000	3,763,200

Total		10,599,510

Trading Companies & Distributors 2.6%

CAI International, Inc.(a)(b)	187,900	3,735,452

H&E Equipment Services, Inc.(a)(b)	272,400	4,094,172

Rush Enterprises, Inc., Class A(a)(b)	240,100	3,925,635

Rush Enterprises, Inc., Class B(a)(b)	100,000	1,342,000

Textainer Group Holdings Ltd.(b)	130,000	4,797,000

Total		17,894,259

Total Industrials		162,404,918

Information Technology 20.5%
Communications Equipment 1.3%

Finisar Corp.(a)(b)	210,800	3,153,568

Infinera Corp.(a)(b)	158,000	1,080,720

Ixia(a)(b)	299,000	3,593,980

NETGEAR, Inc.(a)(b)	38,000	1,311,380

Total		9,139,648

Electronic Equipment, Instruments & Components 2.4%

IPG Photonics Corp.(a)(b)	333,000	14,515,470

Plexus Corp.(a)	77,000	2,171,400

Total		16,686,870

Internet Software & Services 0.9%

Saba Software, Inc.(a)(b)	147,000	1,364,160

SPS Commerce, Inc.(a)(b)	117,000	3,554,460

Common Stocks (continued)
Issuer	Shares	Value ($)

Velti PLC(a)	188,500	1,225,250

Total		6,143,870

IT Services 3.1%

ExlService Holdings, Inc.(a)	374,000	9,215,360

Global Payments, Inc.	53,000	2,291,190

Syntel, Inc.	106,000	6,434,200

WNS Holdings Ltd., ADR(a)	154,000	1,498,420

Wright Express Corp.(a)	25,000	1,543,000

Total		20,982,170

Office Electronics 0.6%

Zebra Technologies Corp., Class A(a)	123,000	4,226,280

Semiconductors & Semiconductor Equipment 4.6%

Atmel Corp.(a)	761,000	5,098,700

Entegris, Inc.(a)	453,000	3,868,620

Hittite Microwave Corp.(a)(b)	25,000	1,278,000

Microsemi Corp.(a)	293,000	5,417,570

Monolithic Power Systems, Inc.(a)(b)	233,000	4,629,710

ON Semiconductor Corp.(a)	442,000	3,138,200

Pericom Semiconductor Corp.(a)(b)	290,489	2,614,401

TriQuint Semiconductor, Inc.(a)(b)	316,000	1,738,000

Ultratech, Inc.(a)	109,000	3,433,500

Total		31,216,701

Software 7.6%

Advent Software, Inc.(a)	169,000	4,581,590

ANSYS, Inc.(a)	120,000	7,573,200

Concur Technologies, Inc.(a)(b)	84,000	5,720,400

Informatica Corp.(a)	295,000	12,496,200

MICROS Systems, Inc.(a)	279,000	14,284,800

NetSuite, Inc.(a)(b)	116,000	6,353,320

NICE Systems Ltd., ADR(a)	31,000	1,134,600

Total		52,144,110

Total Information Technology		140,539,649

Materials 0.7%
Chemicals 0.6%

Albemarle Corp.	71,000	4,234,440

Construction Materials 0.1%

Caesar Stone Sdot Yam Ltd.(a)	50,000	605,500

Total Materials		4,839,940

Telecommunication Services 2.8%
Diversified Telecommunication Services 2.2%

tw telecom, inc.(a)(b)	594,000	15,242,040

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	103

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Wireless Telecommunication Services 0.6%

Boingo Wireless, Inc.(a)	247,000	2,870,140

SBA Communications Corp., Class A(a)(b)	16,000	912,800

Total		3,782,940

Total Telecommunication Services		19,024,980

Total Common Stocks (Cost: $562,048,296)		678,968,629

Money Market Funds 0.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	4,712,967	4,712,967

Total Money Market Funds (Cost: $4,712,967)		4,712,967

Investments of Cash Collateral Received for Securities on Loan 16.3%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Asset-Backed Commercial Paper 0.3%
Kells Funding LLC
10/12/12	0.612%	1,993,798	1,993,798

Repurchase Agreements 16.0%
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$5,000,088(e)	0.210%	5,000,000	5,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Mizuho Securities USA, Inc.(e) dated 06/29/12, matures 07/02/12, repurchase price
$15,000,313	0.250%	15,000,000	15,000,000

repurchase price
$25,000,417	0.200%	25,000,000	25,000,000

Natixis Financial Products, Inc.(e) dated 06/29/12, matures 07/02/12, repurchase price
$10,000,208	0.250%	10,000,000	10,000,000

repurchase price
$9,802,119	0.250%	9,801,915	9,801,915

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$45,001,013(e)	0.270%	45,000,000	45,000,000

Total			109,801,915

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $111,795,713)			111,795,713

Total Investments (Cost: $678,556,976)			795,477,309

Other Assets & Liabilities, Net			(111,114,732)

Net Assets			684,362,577

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	13,983,967	72,830,822	(82,101,822)	—	4,712,967	4,994	4,712,967

The accompanying Notes to Financial Statements are an integral part of this statement.

104	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	2,274,693

Fannie Mae-Aces	177,408

Freddie Mac REMICS	1,525,246

Government National Mortgage Association	1,122,653

Total market value of collateral securities	5,100,000

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	7,053,066

Freddie Mac REMICS	8,246,934

Total market value of collateral securities	15,300,000

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.200%)
United States Treasury Inflation Indexed Bonds	621,461

United States Treasury Note/Bond	24,878,539

Total market value of collateral securities	25,500,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	1,525,025

Fannie Mae REMICS	2,638,327

Federal Home Loan Banks	345,958

Federal National Mortgage Association	345,884

Freddie Mac Gold Pool	885,243

Freddie Mac Non Gold Pool	328,392

Freddie Mac REMICS	1,568,114

Government National Mortgage Association	1,856,756

United States Treasury Note/Bond	706,515

Total market value of collateral securities	10,200,214

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	92,999

United States Treasury Note/Bond	9,905,162

Total market value of collateral securities	9,998,161

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	105

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	3,772,346

Fannie Mae REMICS	6,828,946

Fannie Mae-Aces	444,728

Freddie Mac Reference REMIC	137,342

Freddie Mac REMICS	16,689,093

Government National Mortgage Association	18,027,545

Total market value of collateral securities	45,900,000

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive

The accompanying Notes to Financial Statements are an integral part of this statement.

106	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	112,992,564	—	—	112,992,564

Energy	31,880,446	—	—	31,880,446

Financials	121,262,315	—	—	121,262,315

Health Care	86,023,817	—	—	86,023,817

Industrials	162,404,918	—	—	162,404,918

Information Technology	140,539,649	—	—	140,539,649

Materials	4,839,940	—	—	4,839,940

Telecommunication Services	19,024,980	—	—	19,024,980

Total Equity Securities	678,968,629	—	—	678,968,629

Other

Money Market Funds	4,712,967	—	—	4,712,967

Investments of Cash Collateral Received for Securities on Loan	—	111,795,713	—	111,795,713

Total Other	4,712,967	111,795,713	—	116,508,680

Total	683,681,596	111,795,713	—	795,477,309

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	107

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%
Issuer	Shares	Value ($)

Australia 5.2%

Alumina Ltd.	858,644	704,261

Arrium Ltd.	227,583	205,236

Asciano Group	540,414	2,427,326

Atlas Iron Ltd.	71,982	151,616

Bank of Queensland Ltd.	142,319	973,664

Bendigo and Adelaide Bank Ltd.	209,205	1,598,740

Boral Ltd.(a)	380,896	1,160,863

Caltex Australia Ltd.	59,741	834,394

Echo Entertainment Group Ltd.(a)	361,800	1,595,180

Fairfax Media Ltd.(a)	1,768,103	1,014,232

GrainCorp Ltd.	48,356	473,419

Harvey Norman Holdings Ltd.(a)	287,196	577,476

Incitec Pivot Ltd.	713,769	2,108,712

Lend Lease Group	240,250	1,786,760

Macquarie Group Ltd.	272,294	7,352,993

National Australia Bank Ltd.	145,938	3,554,699

Newcrest Mining Ltd.	210,482	4,898,146

Origin Energy Ltd.	592,375	7,460,354

OZ Minerals Ltd.	160,557	1,309,934

Qantas Airways Ltd.(b)	491,365	545,878

Santos Ltd.	529,144	5,827,728

Seven Group Holdings Ltd.(a)	57,060	456,274

Sims Metal Management Ltd.	85,319	844,989

Suncorp-Metway Ltd.	659,106	5,507,535

Tatts Group Ltd.	611,194	1,646,991

Toll Holdings Ltd.	354,237	1,456,500

Treasury Wine Estates Ltd.	336,660	1,508,550

Wesfarmers Ltd.	637,399	19,620,177

Total		77,602,627

Austria 0.1%

Erste Group Bank AG(b)	41,725	792,416

OMV AG	6,237	196,152

Raiffeisen Bank International AG(a)	25,222	825,769

Total		1,814,337

Belgium 1.3%

Ageas	922,901	1,832,763

Belgacom SA	113,159	3,217,922

D’Ieteren SA/NV	61	2,539

Delhaize Group SA	87,793	3,216,019

Common Stocks (continued)
Issuer	Shares	Value ($)

KBC Groep NV	148,446	3,139,250

Solvay SA	39,454	3,895,348

UCB SA	72,112	3,642,764

Umicore SA	6,175	285,502

Total		19,232,107

Canada 12.5%

Agnico-Eagle Mines Ltd.	31,648	1,281,960

Aimia, Inc.	43,304	576,337

AuRico Gold, Inc.(b)	140,847	1,131,646

Barrick Gold Corp.	205,794	7,731,681

Bell Aliant, Inc.	8,935	224,055

Bonavista Energy Corp.	53,020	829,072

Cameco Corp.	214,600	4,715,256

Canadian Natural Resources Ltd.	234,491	6,290,098

Canadian Natural Resources Ltd.	353,962	9,503,880

Canadian Tire Corp., Class A	41,572	2,812,572

Empire Co., Ltd.	15,249	803,714

EnCana Corp.	361,331	7,524,032

Enerplus Corp.(a)	99,431	1,277,439

Ensign Energy Services, Inc.	52,725	725,027

Fairfax Financial Holdings Ltd.	60	23,758

Genworth MI Canada, Inc.	8,600	155,765

George Weston Ltd.	9,600	545,392

Goldcorp, Inc.	200,924	7,550,724

Goldcorp, Inc.	248,312	9,348,590

Husky Energy, Inc.	208,963	5,223,562

IAMGOLD Corp.	83,073	982,417

Industrial Alliance Insurance & Financial Services, Inc.	13,498	324,424

Inmet Mining Corp.	26,819	1,099,260

Katanga Mining Ltd.(b)	48,318	31,323

Kinross Gold Corp.	662,500	5,407,499

Loblaw Companies Ltd.(a)	56,500	1,798,055

Lundin Mining Corp.(b)	262,011	1,086,029

Magna International, Inc.	168,608	6,659,196

Manulife Financial Corp.	1,107,895	12,068,123

Methanex Corp.	42,620	1,187,215

Nexen, Inc.	416,074	7,045,591

PAN American Silver Corp.	6,100	103,029

Pan American Silver Corp.	29,214	494,408

Pengrowth Energy Corp.(a)	159,196	1,010,123

Penn West Petroleum Ltd.(a)	220,380	2,956,871

The accompanying Notes to Financial Statements are an integral part of this statement.

108	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

PetroBakken Energy Ltd., Class A(a)	42,260	510,142

Precision Drilling Corp.(b)	126,500	861,060

Progress Energy Resources Corp.	95,645	1,885,468

Progressive Waste Solutions Ltd.	52,532	995,327

Quebecor, Inc., Class B	15,755	567,465

Research In Motion Ltd.(a)(b)	169,400	1,254,568

Sun Life Financial, Inc.	360,351	7,839,873

Suncor Energy, Inc.	955,700	27,635,604

Talisman Energy, Inc.	586,200	6,719,334

Teck Resources Ltd.	200	6,404

Teck Resources Ltd., Class B	339,000	10,498,645

Thomson Reuters Corp.	228,668	6,506,740

TransAlta Corp.	106,855	1,810,479

Uranium One, Inc.(b)	261,200	664,481

Viterra, Inc.	62,727	995,031

West Fraser Timber Co., Ltd.	800	40,358

Yamana Gold, Inc.	434,700	6,707,727

Total		186,026,829

Denmark 1.4%

AP Moller — Maersk A/S, Class A	356	2,215,896

AP Moller — Maersk A/S, Class B	897	5,882,101

Carlsberg A/S, Class B	76,911	6,070,799

Danske Bank AS(b)	245,514	3,413,731

H Lundbeck A/S	36,462	753,402

Rockwool International A/S, Class B	957	88,077

TDC A/S	246,735	1,714,726

Vestas Wind Systems A/S(a)(b)	16,552	91,766

Total		20,230,498

Finland 0.7%

Kesko OYJ, Class A	513	14,244

Kesko OYJ, Class B(a)	21,904	572,608

Neste Oil OYJ(a)	53,005	596,461

Nokia OYJ	610,985	1,246,405

Stora Enso OYJ, Class R	576,884	3,551,643

UPM-Kymmene OYJ	409,671	4,634,429

Total		10,615,790

France 8.9%

Alcatel-Lucent(b)	873,448	1,437,599

Arkema SA	22,180	1,454,305

Common Stocks (continued)
Issuer	Shares	Value ($)

BNP Paribas SA(a)	294,656	11,360,376

Bollore SA	4,457	975,760

Bouygues SA	240,979	6,466,337

Cap Gemini SA	75,050	2,762,268

Casino Guichard Perrachon SA	28,215	2,480,058

Cie de St. Gobain(a)	253,410	9,363,296

Cie Generale de Geophysique-Veritas(b)	72,476	1,874,571

Cie Generale des Etablissements Michelin	95,223	6,230,091

Credit Agricole SA(b)	302,250	1,333,661

Eiffage SA	1,700	54,938

Electricite de France SA	126,378	2,811,854

Eramet	1,530	176,830

France Telecom SA	1,012,874	13,317,665

GDF Suez	703,973	16,788,229

Groupe Eurotunnel SA	151,253	1,229,428

Lafarge SA	101,967	4,553,662

Lagardere SCA	56,145	1,567,214

Natixis	471,532	1,270,147

Peugeot SA(a)(b)	50,579	498,810

Renault SA(a)	156,761	6,259,863

Rexel SA	41,883	715,400

Sanofi	130,237	9,859,047

Societe Generale SA(b)	540,403	12,672,224

STMicroelectronics NV	323,257	1,759,058

Thales SA	27,992	924,825

Vallourec SA	1,106	45,192

Vivendi SA	703,892	13,078,932

Total		133,321,640

Germany 9.3%

Allianz SE, Registered Shares	166,334	16,730,681

Celesio AG	18,214	298,134

Commerzbank AG(b)	1,824,504	3,098,811

Daimler AG, Registered Shares	520,456	23,388,982

Deutsche Bank AG, Registered Shares	540,997	19,526,333

Deutsche Lufthansa AG, Registered Shares	192,510	2,225,568

Deutsche Telekom AG, Registered Shares	1,634,522	17,913,439

E.ON AG	973,100	21,027,837

HeidelbergCement AG	70,541	3,386,628

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	109

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Muenchener Rueckversicherungs AG, Registered Shares	95,260	13,441,579

RWE AG(a)	241,776	9,887,321

Salzgitter AG	7,825	322,117

ThyssenKrupp AG	302,114	4,921,332

Volkswagen AG	17,173	2,595,069

Total		138,763,831

Greece —%

Coca Cola Hellenic Bottling Co. SA(b)	33,108	586,574

Hong Kong 1.8%

Cathay Pacific Airways Ltd.	999,000	1,619,616

Foxconn International Holdings Ltd.(b)	1,064,000	388,708

Henderson Land Development Co., Ltd.	480,000	2,668,527

Hongkong & Shanghai Hotels (The)	122,750	164,098

Hopewell Holdings Ltd.	227,000	649,853

Hutchison Whampoa Ltd.	1,408,000	12,212,859

Kowloon Development Co., Ltd.	61,000	61,935

New World Development Co., Ltd.	2,800,387	3,299,850

Orient Overseas International Ltd.	133,000	652,305

Wharf Holdings Ltd.	623,000	3,464,478

Wheelock & Co., Ltd.	448,000	1,702,319

Total		26,884,548

Ireland —%

Governor & Co. of the Bank of Ireland (The)(b)	1,186,599	149,928

Israel 0.3%

Bank Hapoalim BM	584,885	1,803,832

Bank Leumi Le-Israel BM(b)	379,223	926,468

Elbit Systems Ltd.	2,193	75,512

Israel Discount Bank Ltd., Class A(b)	1,149,901	1,195,634

NICE Systems Ltd., ADR(a)(b)	400	14,640

Oil Refineries Ltd.(b)	3,090	1,526

Total		4,017,612

Italy 0.9%
Banca Monte dei Paschi di Siena SpA(a)(b)	2,312,349	576,491

Banco Popolare SC(b)	186,982	251,055

Fiat SpA(b)	336,908	1,698,622

Common Stocks (continued)
Issuer	Shares	Value ($)

Mediaset SpA	140,209	245,558

Parmalat SpA	143,732	272,570

Telecom Italia SpA	6,689,070	6,609,753

UniCredit SpA(b)	813,206	3,083,357

Unione di Banche Italiane SCPA	309,893	1,012,485

Total		13,749,891

Japan 21.1%

77 Bank Ltd. (The)	141,000	580,391

Aeon Co., Ltd.	312,700	3,897,201

Alfresa Holdings Corp.	17,800	945,579

Amada Co., Ltd.	149,000	881,607

Asahi Glass Co., Ltd.(a)	733,000	4,944,968

Asahi Kasei Corp.	638,000	3,458,351

Autobacs Seven Co., Ltd.	10,500	514,299

Canon Marketing Japan, Inc.	21,000	267,259

Casio Computer Co., Ltd.(a)	98,700	647,180

Chugoku Bank Ltd. (The)	34,000	443,089

Citizen Holdings Co., Ltd.(a)	109,300	641,023

Coca-Cola West Co., Ltd.	25,500	444,625

COMSYS Holdings Corp.	42,700	502,227

Cosmo Oil Company Ltd.	256,000	651,586

Dai Nippon Printing Co., Ltd.	247,000	1,934,987

Daicel Corp.	122,000	750,493

Denki Kagaku Kogyo KK	141,000	492,895

Ebara Corp.	153,000	592,472

Fuji Heavy Industries Ltd.	258,000	2,090,335

Fuji Media Holdings, Inc.	199	342,091

FUJIFILM Holdings Corp.	241,100	4,567,927

Fukuoka Financial Group, Inc.	342,000	1,335,486

Fukuyama Transporting Co., Ltd.	56,000	304,878

Furukawa Electric Co., Ltd.	524,000	1,239,405

Gunma Bank Ltd. (The)	150,000	709,704

H2O Retailing Corp.	32,000	320,730

Hachijuni Bank Ltd. (The)	147,000	764,128

Hakuhodo DY Holdings, Inc.	9,530	632,420

Hankyu Hanshin Holdings, Inc.	413,000	2,085,653

Hitachi Capital Corp.	21,000	351,492

Hitachi High-Technologies Corp.	3,900	96,033

Hokuhoku Financial Group, Inc.	69,000	111,837

House Foods Corp.	28,700	487,736

Ibiden Co., Ltd.	43,000	778,914

Idemitsu Kosan Co., Ltd.	9,300	834,226

The accompanying Notes to Financial Statements are an integral part of this statement.

110	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Inpex Corp.	1,142	6,414,045

Isetan Mitsukoshi Holdings Ltd.	166,700	1,771,082

Iyo Bank Ltd. (The)	60,000	479,153

J Front Retailing Co., Ltd.	203,000	1,020,390

JFE Holdings, Inc.	352,700	5,903,177

JTEKT Corp.	93,600	969,100

JX Holdings, Inc.	1,694,800	8,735,023

K’s Holdings Corp.	700	20,461

Kajima Corp.	218,000	640,032

Kamigumi Co., Ltd.	103,000	819,376

Kaneka Corp.	116,000	641,536

Kawasaki Kisen Kaisha Ltd.(b)	277,000	550,218

Kinden Corp.	59,000	386,413

Kirin Holdings Co., Ltd.	22,000	259,293

Kobe Steel Ltd.	974,000	1,171,673

Konica Minolta Holdings, Inc.	356,000	2,804,552

Kyocera Corp.	70,900	6,135,684

Kyowa Hakko Kirin Co., Ltd.	92,000	947,523

LIXIL Group Corp.	21,200	447,409

Marui Group Co., Ltd.	92,800	709,763

Mazda Motor Corp.(b)	1,150,000	1,566,015

Medipal Holdings Corp.	61,600	872,569

MEIJI Holdings Co., Ltd.	28,100	1,290,364

Mitsubishi Chemical Holdings Corp.	680,500	2,999,845

Mitsubishi Corp.	731,600	14,788,775

Mitsubishi Gas Chemical Co., Inc.	298,000	1,694,132

Mitsubishi Heavy Industries Ltd.	740,000	3,008,222

Mitsubishi Logistics Corp.	48,000	507,537

Mitsubishi Materials Corp.	493,000	1,429,643

Mitsubishi Tanabe Pharma Corp.	117,000	1,682,418

Mitsubishi UFJ Financial Group, Inc.	6,281,400	30,093,427

Mitsui & Co., Ltd.	871,500	12,950,362

Mitsui Chemicals, Inc.	361,000	904,009

Mitsui OSK Lines Ltd.	513,000	1,849,295

Nagase & Co., Ltd.	42,500	528,970

NEC Corp.(b)	1,149,000	1,787,833

NGK Spark Plug Co., Ltd.	141,000	1,862,393

Nippon Electric Glass Co., Ltd.	176,000	1,051,169

Nippon Express Co., Ltd.	1,393,000	5,752,242

Nippon Meat Packers, Inc.	80,000	1,058,927

Nippon Paper Group, Inc.	41,100	652,475

Nippon Sheet Glass Co., Ltd.(a)	379,000	417,568

Nippon Shok ubai Co., Ltd.	50,000	605,099

Common Stocks (continued)
Issuer	Shares	Value ($)

Nippon Steel Corp.	2,525,000	5,727,121

Nippon Television Network Corp.	2,130	323,755

Nippon Yusen KK	688,000	1,819,653

Nishi-Nippon City Bank Ltd. (The)	113,000	274,352

Nissan Shatai Co., Ltd.	30,000	319,290

Nisshin Seifun Group, Inc.	83,500	977,555

Nisshin Steel Co., Ltd.	144,000	202,118

Nisshinbo Holdings, Inc.	61,000	465,995

Nomura Holdings, Inc.	1,890,700	7,068,457

NTN Corp.	201,000	632,731

Obayashi Corp.	297,000	1,304,229

OJI Paper Co., Ltd.	51,000	195,408

Panasonic Corp.	1,149,200	9,394,492

Pola Orbis Holdings, Inc.	6,800	210,237

Ricoh Co., Ltd.(a)	294,000	2,481,234

Rohm Co., Ltd.	42,600	1,641,566

Sankyo Co., Ltd.	7,700	375,754

SBI Holdings, Inc.	9,295	690,693

Seiko Epson Corp.	54,000	547,998

Seino Holdings Corp.	62,000	415,346

Sekisui House Ltd.	254,000	2,398,278

Sharp Corp.(a)	673,000	3,428,899

Shimizu Corp.	261,000	905,500

Shinsei Bank Ltd.	604,000	734,827

Showa Shell Sekiyu KK	78,300	480,681

SKY Perfect JSAT Holdings, Inc.	704	317,117

Sojitz Corp.	524,100	867,151

Sony Corp.	523,000	7,478,510

Sumitomo Chemical Co., Ltd.	649,000	1,994,931

Sumitomo Corp.	565,400	7,910,969

Sumitomo Electric Industries Ltd.	561,800	7,000,522

Sumitomo Forestry Co., Ltd.	59,700	535,717

Sumitomo Heavy Industries Ltd.	229,000	1,031,177

Sumitomo Metal Industries Ltd.	180,000	296,929

Sumitomo Metal Mining Co., Ltd.	230,000	2,591,893

Sumitomo Mitsui Financial Group, Inc.	402,700	13,303,166

Sumitomo Mitsui Trust Holdings, Inc.	1,292,000	3,861,299

Suzuken Co., Ltd.	30,200	1,019,443

Taisei Corp.	432,000	1,157,890

Takashimaya Co., Ltd.	113,000	868,529

TDK Corp.	7,700	313,455

Teijin Ltd.	413,000	1,257,238

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	111

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Tokai Rika Co., Ltd.	18,900	313,018

Tokyo Broadcasting System Holdings, Inc.	15,300	188,263

Tokyo Tatemono Co., Ltd.(b)	77,000	290,573

Toppan Printing Co Ltd	248,000	1,656,588

Tosoh Corp.	223,000	608,163

Toyo Seikan Kaisha Ltd.	63,800	774,289

Toyoda Gosei Co., Ltd.	26,300	606,292

Toyota Motor Corp.	979,500	39,534,796

Toyota Tsusho Corp.	93,700	1,791,127

UNY Co., Ltd.	75,300	824,785

Ushio, Inc.	14,600	180,961

Wacoal Holdings Corp.	45,000	533,656

Yamada Denki Co., Ltd.	12,020	615,405

Yamaguchi Financial Group, Inc.	87,000	767,265

Yamaha Corp.	65,600	675,065

Yamato Kogyo Co., Ltd.	16,000	445,575

Total		314,450,345

Netherlands 2.9%

Aegon NV	1,407,366	6,526,779

Akzo Nobel NV	156,771	7,378,362

ArcelorMittal	400,081	6,121,041

ING Groep NV-CVA(b)	2,391,404	16,032,208

Koninklijke DSM NV	125,628	6,193,394

Randstad Holding NV	34,521	1,017,917

Total		43,269,701

New Zealand 0.1%

Contact Energy Ltd.(b)	59,327	229,548

Fletcher Building Ltd.	370,697	1,754,607

Total		1,984,155

Norway 1.1%

Archer Ltd.(b)	20,378	36,706

BW Offshore Ltd.	63,020	68,568

Cermaq ASA(b)	770	10,155

DNB ASA	472,715	4,700,433

Marine Harvest ASA(a)(b)	1,143,832	814,177

Norsk Hydro ASA	485,380	2,188,908

Orkla ASA	393,729	2,857,266

Petroleum Geo-Services ASA	95,419	1,166,219

Stolt-Nielsen Ltd.	3,206	54,027

Common Stocks (continued)
Issuer	Shares	Value ($)

Storebrand ASA(b)	52,518	205,797

Subsea 7 SA	143,886	2,847,518

Veripos, Inc.(b)(c)	14,389	3,865

Wilh Wilhelmsen ASA	6,100	41,451

Yara International ASA	32,752	1,433,286

Total		16,428,376

Portugal 0.1%

EDP Renovaveis SA(b)	60,895	208,666

Portugal Telecom SGPS SA, Registered Shares(a)	197,936	866,890

Total		1,075,556

Singapore 0.9%

CapitaLand Ltd.	1,683,000	3,628,806

Golden Agri-Resources Ltd.	4,202,000	2,244,178

Indofood Agri Resources Ltd.	217,000	248,727

Keppel Land Ltd.	444,000	1,142,575

Neptune Orient Lines Ltd.(a)(b)	553,000	488,022

Noble Group Ltd.	1,750,000	1,563,676

Overseas Union Enterprise Ltd.	234,000	397,866

Singapore Airlines Ltd.	348,000	2,869,618

Venture Corp., Ltd.	38,000	235,916

Total		12,819,384

Spain 2.5%

Acciona SA	13,400	801,034

Banco de Sabadell SA	810,737	1,574,480

Banco Espanol de Credito SA	37,650	122,971

Banco Popular Espanol SA(a)	534,042	1,207,965

Banco Santander SA	4,788,982	31,680,321

CaixaBank(a)	339,893	1,106,628

Caixabank SA(a)	6,498	21,156

Iberdrola SA	109,124	515,198

Total		37,029,753

Sweden 3.1%

Boliden AB	272,506	3,802,503

Husqvarna AB	5,198	24,516

Husqvarna AB, Class A	146	687

Meda AB, Class A	101,207	964,763

Nordea Bank AB	1,358,507	11,707,528

Saab AB, Class B	213,021	3,620,946

The accompanying Notes to Financial Statements are an integral part of this statement.

112	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Skandinaviska Enskilda Banken AB	9,980	62,743

Skandinaviska Enskilda Banken AB, Class A	1,183,279	7,684,771

SSAB AB, Class A	66,348	551,458

SSAB AB, Class B	35,260	254,612

Svenska Cellulosa AB, Class A	22,778	341,853

Svenska Cellulosa AB, Class B	406,211	6,094,567

Telefonaktiebolaget LM Ericsson	5,505	49,877

Telefonaktiebolaget LM Ericsson, Class B	1,177,025	10,769,453

Total		45,930,277

Switzerland 4.0%

Adecco SA, Registered Shares(b)	66,462	2,955,552

Alpiq Holding AG, Registered Shares(b)	673	113,094

Aryzta AG(b)	37,760	1,879,491

Baloise Holding AG, Registered Shares	10,272	678,626

Clariant AG, Registered Shares(b)	65,460	646,901

Credit Suisse Group AG	495,190	9,060,514

Givaudan SA(b)	346	339,587

Holcim Ltd., Registered Shares(b)	130,292	7,218,892

Lonza Group AG, Registered Shares(b)	8,095	336,794

Novartis AG, Registered Shares	231,150	12,923,901

Sulzer AG, Registered Shares	8,251	978,254

Swiss Re AG(b)	158,601	9,998,494

UBS AG, Registered Shares(b)	1,105,695	12,939,038

Total		60,069,138

United Kingdom 21.1%

Anglo American PLC	264,231	8,684,044

Aviva PLC	1,825,100	7,814,997

Barclays PLC	4,687,900	11,978,774

Barclays PLC ADR	175,780	1,810,534

BP PLC	6,573,420	43,898,633

BP PLC, ADR	375,912	15,239,473

Carnival PLC, ADR	86,326	2,963,572

Eurasian Natural Resources Corp., PLC	93,158	608,007

HSBC Holdings PLC, ADR	1,317,008	58,119,563

Inchcape PLC	360,467	1,871,140

Informa PLC	22,033	131,470

Common Stocks (continued)
Issuer	Shares	Value ($)

International Consolidated Airlines Group SA(b)	383,148	958,969

Investec PLC	174,092	1,016,291

J Sainsbury PLC	617,565	2,918,705

Kazakhmys PLC	102,289	1,159,739

Kingfisher PLC	1,114,479	5,027,438

Lloyds Banking Group PLC(b)	25,636,300	12,523,567

Mondi PLC	82,756	708,838

Old Mutual PLC(b)	2,456,305	5,841,736

Resolution Ltd.	623,009	1,916,476

Rexam PLC	106,882	705,414

Royal Bank of Scotland Group PLC, ADR(a)(b)	313,379	2,130,977

Royal Dutch Shell PLC, Class A	1,066,766	36,004,067

RSA Insurance Group PLC	641,259	1,088,594

Travis Perkins PLC	1,507	22,945

Vedanta Resources PLC	13,780	197,516

Vodafone Group PLC	9,549,600	26,841,608

Vodafone Group PLC, ADR	1,531,517	43,158,149

WPP PLC	455,905	5,534,576

WPP PLC, ADR	6,517	396,625

Xstrata PLC	1,035,146	13,015,319

Total		314,287,756

Total Common Stocks (Cost: $1,572,485,321)		1,480,340,653

Rights —%
Spain —%

Caixabank(b)	51	3

Total Rights (Cost: $—)		3

Investments of Cash Collateral Received for Securities on Loan 2.0%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Certificates of Deposit 0.6%
DZ Bank AG
07/27/12	0.320%	5,000,000	5,000,000

Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	3,000,000	3,000,000

Total			8,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	113

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 1.4%
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$5,000,088(d)	0.210%	5,000,000	5,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$4,191,212(d)	0.250%	4,191,125	4,191,125

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$10,000,225(d)	0.270%	10,000,000	10,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Societe Generale dated 6/29/12, matures 07/02/12, repurchase price
$2,129,165(d)	0.190%	2,129,131	2,129,131

Total			21,320,256

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $29,320,256)			29,320,256

Total Investments
(Cost: $1,601,805,577)			1,509,660,912	(e)

Other Assets & Liabilities, Net			(18,941,385)

Net Assets			1,490,719,527

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $3,865, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Veripos, Inc.	12/23/11 - 02/01/12	4,336

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	2,274,693

Fannie Mae-Aces	177,408

Freddie Mac REMICS	1,525,246

Government National Mortgage Association	1,122,653

Total Market Value of Collateral Securities	5,100,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	639,157

Fannie Mae REMICS	1,105,756

Federal Home Loan Banks	144,995

Federal National Mortgage Association	144,964

Freddie Mac Gold Pool	371,016

Freddie Mac Non Gold Pool	137,633

Freddie Mac REMICS	657,216

Government National Mortgage Association	778,190

United States Treasury Note/Bond	296,109

Total Market Value of Collateral Securities	4,275,036

The accompanying Notes to Financial Statements are an integral part of this statement.

114	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	838,299

Fannie Mae REMICS	1,517,544

Fannie Mae-Aces	98,828

Freddie Mac Reference REMIC	30,521

Freddie Mac REMICS	3,708,687

Government National Mortgage Association	4,006,121

Total Market Value of Collateral Securities	10,200,000

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,327,188

Freddie Mac Gold Pool	844,526

Total Market Value of Collateral Securities	2,171,714

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,519,410	208,937,696	(213,457,106)	—	—	5,870	—

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	115

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	20,482,506	140,143,673	—	160,626,179

Consumer Staples	4,142,193	52,381,175	—	56,523,368

Energy	100,616,512	117,928,458	3,865	218,548,835

Financials	82,473,017	354,530,098	—	437,003,115

Health Care	—	34,246,336	—	34,246,336

Industrials	995,327	151,044,904	—	152,040,231

Information Technology	1,269,208	41,496,672	—	42,765,880

Materials	54,688,914	142,761,396	—	197,450,310

Telecommunication Services	43,382,204	83,560,933	—	126,943,137

Utilities	1,810,479	52,382,783	—	54,193,262

Rights

Financials	—	3	—	3

Total Equity Securities	309,860,360	1,170,476,431	3,865	1,480,340,656

Other

Investments of Cash Collateral Received for Securities on Loan	—	29,320,256	—	29,320,256

Total Other	—	29,320,256	—	29,320,256

Total	309,860,360	1,199,796,687	3,865	1,509,660,912

The accompanying Notes to Financial Statements are an integral part of this statement.

116	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of December 31, 2011	—

Accrued discounts/premiums	—

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)(a)	(471)

Sales	—

Purchases	4,336

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2012	3,865

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $(471).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, closing prices of similar securities from the issuer, and quoted bids from market participants. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	117

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Senior Loans 96.8%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Aerospace & Defense 1.8%

DAE Aviation Holdings, Inc. Tranche B1 Term Loan(a)(b)
07/31/14	5.470%	3,047,651	2,999,406

Ducommun, Inc. Term Loan(a)(b)
06/28/17	5.500%	594,000	591,030

IAP Worldwide Services, Inc. 1st Lien Term Loan(a)(b)
12/30/12	9.250%	3,838,821	3,289,869

Sequa Corp. Term Loan(a)(b)
12/03/14	3.720%	1,000,000	976,720

Standard Aero Ltd. Tranche B2 Term Loan(a)(b)
07/31/14	5.470%	2,897,876	2,852,003

TransDigm, Inc.(a)(b) Tranche B1 Term Loan
02/14/17	4.000%	1,685,625	1,682,119
Tranche B2 Term Loan
02/14/17	4.000%	2,222,688	2,222,688

Wyle Services Corp. 1st Lien Term Loan(a)(b)
03/26/17	5.000%	695,078	687,259

Total			15,301,094

Automotive 4.1%

Allison Transmission, Inc. Tranche B1 Term Loan(a)(b)
08/07/14	2.750%	3,037,033	2,995,274

Chrysler Group LLC Tranche B Term Loan(a)(b)
05/24/17	6.000%	6,043,962	6,081,737

Delphi Corp. Tranche B Term Loan(a)(b)
03/31/17	3.500%	2,034,211	2,029,125

Federal-Mogul Corp.(a)(b) Tranche B Term Loan
12/29/14	2.178%	4,536,789	4,309,950
Tranche C Term Loan
12/28/15	2.178%	2,314,688	2,198,954

Fram Group/Prestone Holdings, Inc. 1st Lien Term Loan(a)(b)
07/29/17	6.500%	471,438	453,170

Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b)
04/30/19	4.750%	8,375,000	8,197,031

HHI Holdings LLC Term Loan(a)(b)
03/21/17	7.002%	994,967	994,967

Metaldyne LLC Term Loan(a)(b)
05/18/17	5.250%	2,616,875	2,584,164

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Schaeffler AG Tranche C2 Term Loan(a)(b)
01/27/17	6.000%	1,300,000	1,297,972

Veyance Technologies, Inc.(a)(b) Delayed Draw Term Loan
07/31/14	2.500%	495,972	479,763
Term Loan
07/31/14	2.500%	3,462,724	3,349,562
Tranche 1 Term Loan
07/31/14	0.000%	400,000	395,000

Total			35,366,669

Banking 0.1%

Hamilton Lane Advisors LLC Term Loan(a)(b)
02/28/18	6.500%	839,375	835,178

Brokerage 1.0%

Grosvenor Capital Management Holdings LLLP Tranche C Term Loan(a)(b)
12/05/16	4.250%	1,061,969	1,035,420

Nuveen Investments, Inc.(a)(b) 1st Lien Term Loan
05/13/17	5.963%	3,344,640	3,298,651
05/13/17	5.963%	3,905,360	3,838,969
05/13/17	7.250%	575,000	575,000

Total			8,748,040

Building Materials 0.3%

Goodman Global, Inc. 1st Lien Term Loan(a)(b)
10/28/16	5.750%	2,733,127	2,728,454

Chemicals 4.1%

AZ Chem U.S., Inc. Term Loan(a)(b)
12/22/17	7.250%	1,338,636	1,344,031

Chemtura Corp. Term Loan(a)(b)
08/29/16	5.500%	600,000	599,502

Emerald Performance Materials LLC 1st Lien Term Loan(a)(b)
05/18/18	6.750%	775,000	767,250

General Chemical Corp. Tranche B Term Loan(a)(b)
10/06/15	5.000%	472,963	468,626

Houghton International, Inc. Tranche B1 Term Loan(a)(b)
01/29/16	6.750%	811,150	813,178

Husky Injection Molding Systems Ltd. Term Loan(a)(b)
06/29/18	0.000%	1,947,860	1,955,651

Ineos U.S. Finance LLC Term Loan(a)(b)
05/04/18	6.500%	4,389,000	4,291,476

The accompanying Notes to Financial Statements are an integral part of this statement.

118	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Momentive Performance Materials(a)(b) Tranche B1B Term Loan
05/05/15	3.750%	656,939	634,413
Tranche B3 Term Loan
05/05/15	3.750%	798,000	754,110

Momentive Specialty Chemicals, Inc.(a)(b) Tranche C1B Term Loan
05/05/15	4.000%	2,717,880	2,616,802
Tranche C2B Term Loan
05/05/15	4.250%	1,157,894	1,114,831
Tranche C4B Term Loan
05/05/15	4.250%	963,772	915,583
Tranche C7B Term Loan
05/05/15	4.250%	929,910	881,090

Norit Holding BV Term Loan(a)(b)
07/10/17	6.750%	1,389,500	1,389,500

Omnova Solutions, Inc. Term Loan(a)(b)
05/31/17	5.500%	2,437,875	2,439,411

Solutia, Inc. Tranche 1 Term Loan(a)(b)
08/01/17	3.500%	743,382	740,862

SunCoke Energy, Inc. Tranche B Term Loan(a)(b)
07/26/18	4.000%	1,317,362	1,310,775

Taminco Global Chemical Corp. Tranche B1 Term Loan(a)(b)
02/15/19	5.250%	448,875	446,631

Trinseo Materials Operating SCA Term Loan(a)(b)
08/02/17	6.063%	3,841,500	3,594,223

Tronox Pigments B.V.(a)(b) Delayed Draw Term Loan
02/08/18	4.250%	417,857	409,726
Term Loan
02/08/18	4.250%	1,532,143	1,502,327

Univar, Inc. Tranche B Term Loan(a)(b)
06/30/17	5.000%	6,413,609	6,286,042

Total			35,276,040

Construction Machinery 0.4%

Brock Holdings III, Inc. 1st Lien Term Loan(a)(b)
03/16/17	6.012%	2,160,513	2,149,257

Manitowoc Co., Inc. (The) Tranche B Term Loan(a)(b)
11/13/17	4.250%	622,500	618,989

Terex Corp. Term Loan(a)(b)
04/28/17	5.500%	794,000	795,493

Total			3,563,739

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Consumer Cyclical Services 3.2%

Brickman Group Holdings, Inc. Tranche B1 Term Loan(a)(b)
10/14/16	5.500%	1,939,081	1,935,455

Instant Web, Inc.(a)(b) Delayed Draw Term Loan
08/07/14	3.620%	162,805	127,395
Term Loan
08/07/14	3.620%	1,561,781	1,222,094

KAR Auction Services, Inc. Term Loan(a)(b)
05/19/17	5.000%	3,118,500	3,130,194

Live Nation Entertainment, Inc. Tranche B Term Loan(a)(b)
11/07/16	4.500%	4,894,862	4,854,088

Sabre, Inc. Term Loan(a)(b)
09/30/14	2.245%	6,909,241	6,606,962

ServiceMaster Co. (The)(a)(b) Delayed Draw Term Loan
07/24/14	2.750%	176,906	174,599
Term Loan
07/24/14	2.798%	1,776,494	1,753,329

Travelport LLC(a)(b) Delayed Draw Term Loan
08/21/15	4.968%	3,462,718	3,159,730
Tranche S Term Loan
08/23/15	4.961%	513,013	468,124

West Corp.(a)(b) Tranche B4 Term Loan
07/15/16	4.594%	2,920,220	2,904,714
Tranche B5 Term Loan
07/15/16	4.495%	621,916	618,613

Total			26,955,297

Consumer Products 2.9%

Acco Brands Corp. Tranche B Term Loan(a)(b)
05/01/19	4.250%	1,567,125	1,563,207

Affinion Group, Inc. Tranche B Term Loan(a)(b)
10/09/16	0.000%	4,887,626	4,445,296

Amscan Holdings, Inc. Term Loan(a)(b)
12/02/17	6.750%	1,350,938	1,348,128

NBTY, Inc. Tranche B1 Term Loan(a)(b)
10/02/17	4.250%	7,154,186	7,137,874

National Bedding Co. LLC Term Loan(a)(b)
11/28/13	0.000%	1,745,479	1,738,201

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	119

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Prestige Brands, Inc. Tranche B Term Loan(a)(b)
01/31/19	5.250%	514,015	515,783

Spectrum Brands, Inc. Term Loan(a)(b)
06/17/16	5.000%	3,448,762	3,456,143

Visant Corp. Tranche B Term Loan(a)(b)
12/22/16	5.250%	2,262,872	2,189,329

Weight Watchers International, Inc. Tranche F Term Loan(a)(b)
03/15/19	3.750%	1,600,000	1,562,176

Wolverine World Wide, Inc. Tranche B Term Loan(a)(b)(c)
06/29/19	4.750%	550,000	549,312

Total			24,505,449

Diversified Manufacturing 3.0%

Acosta, Inc.(a)(b) Tranche B Term Loan
03/01/18	4.750%	4,470,840	4,454,074

Acosta, Inc.(a)(b)(c) Tranche B Term Loan
06/22/18	5.750%	675,000	673,312

Altegrity, Inc.(a)(b) Term Loan
02/21/15	2.994%	1,784,778	1,689,971
Tranche D Term Loan
02/21/15	7.750%	566,359	559,750

BakerCorp International, Inc. Term Loan(a)(b)
06/01/18	4.750%	2,325,725	2,308,282

Brand Energy & Infrastructure Services, Inc.(a)(b) Tranche B 1st Lien Term Loan
02/07/14	2.500%	992,314	924,718
Tranche B2 1st Lien Term Loan
02/07/14	3.734%	1,984,638	1,859,368

Colfax Corp. Tranche B Term Loan(a)(b)
01/11/19	4.500%	1,517,375	1,514,052

Generac Power System, Inc. Term Loan(a)(b)
05/30/18	6.250%	1,725,000	1,716,375

Grede LLC Tranche B Term Loan(a)(b)
04/03/17	7.000%	2,000,000	1,985,000

Pelican Products, Inc. Term Loan(a)(b)
03/07/17	5.000%	620,364	614,160

RGIS Services LLC(a)(b) Term Loan
10/18/16	4.711%	1,879,967	1,785,968

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Tranche C Term Loan
10/18/17	5.500%	1,525,000	1,505,937

Tomkins LLC/Inc. Tranche B1 Term Loan(a)(b)
09/29/16	4.250%	1,646,752	1,644,282

U.S. Security Associates Holdings, Inc.(a)(b) Delayed Draw Term Loan
07/28/17	6.000%	134,475	133,803
Tranche B Term Loan
07/28/17	6.000%	687,073	686,001

Unifrax Holding Co. Term Loan(a)(b)
11/28/18	6.500%	647,311	651,629

Wire Rope Corp. of America Term Loan(a)(b)(c)
02/10/17	5.211%	650,000	648,375

Total			25,355,057

Electric 2.1%

AES Corp. (The) Term Loan(a)(b)
06/01/18	4.250%	1,975,000	1,972,847

Calpine Corp.(a)(b) Term Loan
04/01/18	4.500%	1,089,000	1,080,223
04/01/18	4.500%	6,097,812	6,048,664

Dynegy Midwest Generation LLC Term Loan(a)(b)
08/05/16	9.250%	570,688	583,288

Dynegy Power LLC Term Loan(a)(b)
08/05/16	9.250%	1,069,625	1,108,591

Invenergy Wind Power LLC Term Loan(a)(b)
11/22/17	9.000%	810,307	812,333

LSP Madison Funding LLC Term Loan(a)(b)
06/28/19	5.500%	1,150,000	1,137,063

NRG Energy, Inc. Term Loan(a)(b)
07/01/18	4.000%	2,081,307	2,064,531

Texas Competitive Electric Holdings Co. LLC Term Loan(a)(b)
10/10/17	4.741%	4,815,974	2,875,233

Total			17,682,773

Entertainment 3.4%

AMC Entertainment, Inc.(a)(b) Tranche B2 Term Loan
12/15/16	3.495%	3,913,714	3,901,504
Tranche B3 Term Loan
02/22/18	4.250%	1,119,375	1,113,084

The accompanying Notes to Financial Statements are an integral part of this statement.

120	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Alpha Topco Ltd. Tranche B Term Loan(a)(b)
04/28/17	5.750%	2,493,750	2,490,234

Bombardier Recreational Products, Inc. Tranche B2 Term Loan(a)(b)
06/28/16	4.600%	1,970,486	1,952,022

Cedar Fair LP Tranche 1 Term Loan(a)(b)
12/15/17	4.000%	1,729,099	1,722,960

Cinedigm Digital Funding I LLC Term Loan(a)(b)
04/29/16	5.250%	1,527,145	1,517,600

ClubCorp Club Operations, Inc. Tranche B Term Loan(a)(b)
11/30/16	6.000%	3,038,768	3,050,164

Regal Cinemas Corp. Term Loan(a)(b)
08/23/17	3.289%	1,205,690	1,193,886

Seaworld Parks & Entertainment, Inc. Tranche B Term Loan(a)(b)
08/17/17	4.000%	6,544,495	6,501,956

Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b)
12/20/18	4.250%	3,450,000	3,423,262

Town Sports International LLC Term Loan(a)(b)
05/11/18	7.000%	1,908,944	1,926,850

Total			28,793,522

Environmental 0.4%

Tervita Corp.(a)(b) Term Loan
11/14/14	3.245%	1,492,187	1,442,632
Tranche A Term Loan
11/14/14	6.500%	1,616,875	1,610,812

Total			3,053,444

Food and Beverage 5.5%

Advantage Sales & Marketing, Inc. 1st Lien Term Loan(a)(b)
12/18/17	5.250%	5,033,643	4,989,598

Aramark Corp.(a)(b) 2nd Letter of Credit
07/26/16	0.096%	52,186	51,713
3rd Letter of Credit
07/26/16	0.096%	286,407	283,812
Tranche B Term Loan
07/26/16	3.495%	793,527	786,338
Tranche C Term Loan
07/26/16	3.646%	3,555,280	3,523,069

Del Monte Foods Co. Term Loan(a)(b)
03/08/18	4.500%	6,406,776	6,306,702

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Dole Food Co., Inc. Tranche B2 Term Loan(a)(b)
07/08/18	5.038%	1,082,812	1,081,448

Dunkin’ Brands, Inc. Tranche B2 Term Loan(a)(b)
11/23/17	4.000%	6,559,699	6,464,584

High Liner Foods, Inc. Term Loan(a)(b)
12/19/17	7.000%	748,125	746,255

JBS U.S.A. LLC Term Loan(a)(b)
05/25/18	4.250%	6,564,779	6,335,011

Michael Foods Group, Inc. Tranche B Term Loan(a)(b)
02/25/18	4.250%	1,920,993	1,920,186

Pierre Foods, Inc. 1st Lien Term Loan(a)(b)
09/30/16	7.000%	2,050,071	2,056,058

Pinnacle Foods Finance, Inc. Tranche E Term Loan(a)(b)
10/17/18	4.750%	349,125	344,761

Sagittarius Restaurants LLC Term Loan(a)(b)
05/18/15	7.509%	378,125	375,762

Solvest Ltd. Tranche C2 Term Loan(a)(b)
07/08/18	5.023%	1,937,668	1,935,226

U.S. Foods, Inc.(a)(b) Term Loan
07/03/14	3.000%	962,428	930,427
03/31/17	0.000%	3,000,000	2,865,000

WM. Bolthouse Farms, Inc. 1st Lien Term Loan(a)(b)
02/11/16	5.505%	4,123,925	4,131,678

Windsor Quality Food Co. Ltd. Tranche B Term Loan(a)(b)(d)
02/16/17	5.000%	1,909,000	1,870,820

Total			46,998,448

Gaming 1.0%

Affinity Gaming LLC Term Loan(a)(b)
11/09/17	5.500%	523,688	525,651

Caesars Entertainment Operating Co., Inc.(a)(b) Tranche B3 Term Loan
01/28/15	3.246%	1,500,000	1,397,505
Tranche B6 Term Loan
01/28/18	5.495%	5,567,057	4,949,448

Isle of Capri Casinos, Inc. Term Loan(a)(b)
11/01/13	4.750%	1,012,187	1,011,823

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	121

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Pinnacle Entertainment, Inc. Tranche A Term Loan(a)(b)
03/19/19	4.000%	673,313	671,421

Total			8,555,848

Gas Distributors 0.7%

Obsidian Holdings LLC Tranche A Term Loan(a)(b)
11/02/15	6.750%	923,057	913,827

Obsidian Natural Gas Trust Term Loan(a)(b)
11/02/15	7.000%	4,683,045	4,683,045

Total			5,596,872

Health Care 11.2%

Alere, Inc.(a)(b) Tranche B Term Loan
06/30/17	4.750%	2,678,062	2,643,917
Tranche B1 Term Loan
06/30/17	4.750%	673,312	664,728
Tranche B2 Term Loan
06/30/17	4.750%	573,563	566,250

Alliance HealthCare Services, Inc. Term Loan(a)(b)
06/01/16	7.250%	1,817,174	1,687,700

Bausch & Lomb, Inc. Term Loan(a)(b)
05/17/19	5.250%	3,450,000	3,427,575

Biomet, Inc. Term Loan(a)(b)
03/25/15	3.374%	5,820,620	5,742,682

Bright Horizons Family Solutions, Inc. Tranche B Term Loan(a)(b)
05/28/15	4.250%	1,940,152	1,918,325

CRC Health Corp. Tranche B2 Term Loan(a)(b)
11/16/15	4.961%	2,447,208	2,255,518

Community Health Systems, Inc.(a)(b) Term Loan
07/25/14	2.577%	5,844,199	5,759,809
01/25/17	3.967%	2,830,908	2,785,925

ConvaTec, Inc. Term Loan(a)(b)
12/22/16	5.750%	1,573,005	1,571,039

DJO Finance LLC(a)(b) Tranche B2 Term Loan
11/01/16	5.245%	1,625,031	1,603,564
Tranche B3 Term Loan
09/15/17	6.250%	1,371,562	1,358,985

DaVita, Inc. Tranche B Term Loan(a)(b)
10/20/16	4.500%	2,585,625	2,577,842

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Emergency Medical Services Corp. Term Loan(a)(b)
05/25/18	5.250%	4,887,568	4,827,988

HCA, Inc.(a)(b) Tranche A2 Term Loan
05/02/16	2.745%	937,500	917,747
Tranche B2 Term Loan
03/31/17	3.711%	6,000,000	5,829,000
Tranche B3 Term Loan
05/01/18	3.495%	4,000,000	3,878,760

HGI Holding, Inc. Term Loan(a)(b)
10/01/16	6.750%	785,177	778,802

Hanger Orthopedic Group, Inc. Tranche C Term Loan(a)(b)
12/01/16	4.012%	1,970,259	1,944,409

Health Management Associates, Inc. Tranche B Term Loan(a)(b)
11/16/18	4.500%	4,455,119	4,417,072

IMS Health, Inc. Tranche B Term Loan(a)(b)
08/26/17	4.500%	1,943,405	1,929,645

Immucor, Inc. Tranche B Term Loan(a)(b)
08/19/18	7.250%	818,812	821,883

Inventiv Health, Inc.(a)(b) Term Loan
08/04/16	6.500%	3,726,879	3,477,178
Tranche B3 Term Loan
05/15/18	6.750%	1,435,500	1,341,001

Kindred HealthCare, Inc.(a)(b)
Term Loan
06/01/18	5.250%	1,511,069	1,431,738

Kindred HealthCare, Inc.(a)(b)(c) Term Loan
06/01/18	5.250%	496,194	470,144

LHP Operations Co. LLC Term Loan(a)(b)(c)
07/03/18	9.000%	575,000	552,000

MX U.S.A., Inc. 1st Lien Term Loan(a)(b)
04/28/17	6.500%	723,187	712,340

MedAssets, Inc. Term Loan(a)(b)
11/16/16	5.250%	2,448,964	2,453,568

MedPace IntermediateCo, Inc. Trance B Term Loan(a)(b)
06/19/17	6.502%	957,412	914,329

MultiPlan, Inc. Tranche B Term Loan(a)(b)
08/26/17	4.750%	2,562,646	2,525,000

The accompanying Notes to Financial Statements are an integral part of this statement.

122	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Onex Carestream Finance LP Term Loan(a)(b)
02/25/17	5.000%	1,505,417	1,435,550

Physiotherapy Associates Holdings, Inc. Term Loan(a)(b)
04/30/18	6.000%	375,000	371,876

Prime Healthcare Services, Inc. Tranche B Term Loan(a)(b)
04/28/15	7.000%	2,152,254	2,130,732

Quintiles Transnational Corp. Tranche B Term Loan(a)(b)
06/08/18	5.000%	5,766,750	5,694,608

Radnet Management, Inc. Tranche B Term Loan(a)(b)
04/06/16	5.751%	1,962,387	1,942,763

Select Medical Corp. Tranche B Term Loan(a)(b)
06/01/18	5.500%	3,763,234	3,685,147

Sheridan Healthcare, Inc. 1st Lien Term Loan(a)(b)(c)
06/29/18	6.000%	1,025,000	1,014,750

Vanguard Health Holding Co. II LLC Term Loan(a)(b)
01/29/16	5.000%	4,910,734	4,884,412

Total			94,946,301

Independent Energy 0.7%

Buffalo Gulf Coast Terminals LLC Term Loan(a)(b)
10/31/17	7.500%	2,141,356	2,130,650

MEG Energy Corp. Term Loan(a)(b)
03/18/18	4.000%	3,796,313	3,767,840

Total			5,898,490

Integrated Energy 0.3%

Gibson Energy ULC Tranche B Term Loan(a)(b)
06/15/18	4.750%	2,593,500	2,587,016

Life Insurance 0.6%

Alliant Holdings I, Inc.(a)(b) Term Loan
08/21/14	3.461%	2,765,017	2,704,546
Tranche D Term Loan
08/21/14	6.750%	953,885	947,332

CNO Financial Group, Inc. Tranche B1 Term Loan(a)(b)
09/30/16	6.250%	1,417,177	1,414,342

Total			5,066,220

Media Cable 5.1%

Atlantic Broadband Finance LLC First Lien Term Loan(a)(b)
04/04/19	5.250%	1,600,000	1,600,672

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Bresnan Broadband Holdings LLC Tranche B Term Loan(a)(b)
12/14/17	4.500%	2,123,125	2,107,202

CSC Holdings LLC Tranche B3 Term Loan(a)(b)
03/29/16	3.245%	5,874,824	5,791,930

Cequel Communications LLC Term Loan(a)(b)
02/14/19	4.000%	8,054,813	7,879,620

Charter Communications Operating LLC Tranche C Term Loan(a)(b)
09/06/16	3.500%	7,215,273	7,155,170

Crown Media Holdings, Inc. Tranche B Term Loan(a)(b)
07/14/18	5.750%	522,771	518,850

DG FastChannel, Inc. Term Loan(a)(b)
07/26/18	5.750%	1,737,112	1,711,056

Kabel Deutschland Gmbh Tranche F Term Loan(a)(b)
02/01/19	4.250%	1,225,000	1,215,433

MCC Iowa LLC Tranche F Term Loan(a)(b)
10/23/17	4.500%	2,940,000	2,908,777

Mediacom Illinois LLC Tranche E Term Loan(a)(b)
10/23/17	4.500%	4,902,456	4,849,362

Midcontinent Communications Tranche B Term Loan(a)(b)
12/31/16	4.000%	969,396	959,702

TWCC Holding Corp. Term Loan(a)(b)
02/13/17	4.250%	2,000,000	1,995,000

UPC Financing Partnership(a)(b) Tranche AB Term Loan
12/31/17	4.750%	425,000	421,018
Tranche T Term Loan
12/30/16	3.745%	1,578,393	1,554,717
Tranche X Term Loan
12/31/17	3.745%	2,500,000	2,431,250

Total			43,099,759

Media Non-Cable 6.1%

AMC Networks, Inc. Tranche B Term Loan(a)(b)
12/31/18	4.000%	2,531,981	2,510,611

Catalina Marketing Corp. Term Loan(a)(b)
10/01/14	2.995%	978,654	942,258

Cengage Learning Acquisitions, Inc. Term Loan(a)(b)
07/03/14	2.500%	2,943,378	2,722,625

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	123

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Clear Channel Communications, Inc. Tranche B Term Loan(a)(b)
01/29/16	3.895%	1,968,939	1,568,595

Cumulus Media Holdings, Inc. 1st Lien Term Loan(a)(b)
09/17/18	5.750%	6,739,208	6,704,298

FoxCo Acquisition Sub. LLC Term Loan(a)(b)
07/14/15	4.750%	2,591,102	2,578,121

Getty Images, Inc. Term Loan(a)(b)
11/07/16	5.260%	4,538,034	4,542,527

Intelsat Jackson Holdings SA Tranche B Term Loan(a)(b)
04/02/18	5.250%	9,904,962	9,882,280

LIN Television Corp. Tranche B Term Loan(a)(b)
12/21/18	5.000%	671,625	670,503

Lodgenet Interactive Corp. Term Loan(a)(b)
04/04/14	0.000%	1,184,420	922,154

Nelson Education Ltd. 1st Lien Term Loan(a)(b)
07/04/14	2.961%	1,422,172	1,217,734

Nielsen Finance LLC(a)(b) Tranche B Term Loan
05/02/16	3.991%	1,959,981	1,951,651
Tranche C Term Loan
05/02/16	3.491%	2,464,792	2,446,306

Raycom TV Broadcasting LLC Tranche B Term Loan(a)(b)
05/31/17	4.500%	965,250	938,706

Sinclair Television Group, Inc. Tranche B Term Loan(a)(b)
10/28/16	4.000%	859,435	859,435

Univision Communications, Inc. 1st Lien Term Loan(a)(b)
03/31/17	4.495%	8,218,574	7,771,730

Zuffa LLC Term Loan(a)(b)
06/19/15	2.250%	3,739,247	3,627,070

Total			51,856,604

Metals 2.2%

Fairmount Minerals Ltd. Tranche B Term Loan(a)(b)
03/15/17	5.250%	7,645,750	7,595,212

JMC Steel Group, Inc. Term Loan(a)(b)
04/01/17	4.750%	2,221,892	2,194,118

Novelis, Inc.(a)(b) Term Loan
03/10/17	4.000%	1,974,937	1,933,799

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Tranche B2 Term Loan
03/10/17	4.000%	769,188	754,042

Walter Energy, Inc. Tranche B Term Loan(a)(b)
04/02/18	4.000%	5,457,296	5,339,637

Waupaca Foundry, Inc. Term Loan(a)(b)(c)
06/29/17	8.500%	675,000	671,625

Total			18,488,433

Oil Field Services 0.8%

Frac Tech Services Term Loan(a)(b)
05/06/16	6.250%	6,277,909	5,718,610

Preferred Proppants LLC Tranche B Term Loan(a)(b)
12/15/16	7.500%	1,616,875	1,540,073

Total			7,258,683

Other Financial Institutions 1.3%

Asset Acceptance Capital Corp. Tranche B Term Loan(a)(b)
11/14/17	8.750%	1,438,125	1,434,530

Citco III Ltd. Term Loan(a)(b)
06/29/18	5.500%	2,801,725	2,757,373

Drumm Investors LLC Term Loan(a)(b)
05/04/18	5.000%	3,976,877	3,748,206

HarbourVest Partners LP Term Loan(a)(b)
12/19/16	6.250%	931,829	927,170

MIP Delaware LLC Term Loan(a)(b)
07/12/18	5.500%	841,774	840,369

Mercury Payment Systems LLC Term Loan(a)(b)
07/01/17	5.500%	742,500	740,644

Vantiv LLC Tranche B Term Loan(a)(b)
03/27/19	3.750%	548,625	547,484

Total			10,995,776

Other Industry 2.6%

Allied Security Holdings LLC 1st Lien Term Loan(a)(b)
02/03/17	5.250%	1,555,313	1,541,050

BarBri, Inc. Term Loan(a)(b)
06/19/17	6.000%	718,781	710,695

Education Management LLC Tranche C-3 Term Loan(a)(b)
03/30/18	8.250%	1,500,000	1,436,250

The accompanying Notes to Financial Statements are an integral part of this statement.

124	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Laureate Education, Inc. Term Loan(a)(b)
06/15/18	5.250%	7,410,895	7,061,175

Meritas Schools Holdings LLC 1st Lien Term Loan(a)(b)
07/29/17	7.500%	1,316,538	1,303,373

RE/MAX International LLC Term Loan(a)(b)
04/16/16	5.500%	1,191,174	1,180,751

Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(a)(b)
04/01/18	5.000%	3,915,187	3,933,119

SRAM LLC 1st Lien Term Loan(a)(b)
06/07/18	4.779%	2,804,823	2,755,738

SymphonyIRI Group/Holdings, Inc. Term Loan(a)(b)
12/01/17	5.000%	1,485,000	1,469,526

TriMas Co. LLC Tranche B Term Loan(a)(b)
06/21/17	4.250%	1,161,333	1,149,720

Total			22,541,397

Other Utility 0.1%

BRSP LLC Term Loan(a)(b)
06/24/14	7.500%	1,166,908	1,163,022

Packaging 2.1%

BWay Holding Co. Tranche B Term Loan(a)(b)
02/23/18	4.500%	2,551,117	2,524,024

Berry Plastics Holding Corp. Tranche C Term Loan(a)(b)
04/03/15	2.245%	4,124,510	3,970,583

ICL Industrial Containers ULC Tranche C Term Loan(a)(b)
02/23/18	4.500%	257,104	254,374

Reynolds Group Holdings, Inc.(a)(b) Tranche B Term Loan
02/09/18	6.500%	6,764,490	6,790,939
Tranche C Term Loan
08/09/18	6.500%	3,166,289	3,188,548

Sealed Air Corp. Tranche B Term Loan(a)(b)
10/03/18	4.750%	736,875	741,900

TricorBraun, Inc. Term Loan(a)(b)
05/03/18	5.500%	800,000	795,000

Total			18,265,368

Pharmaceuticals 2.5%

Aptalis Pharma, Inc. Tranche B1 Term Loan(a)(b)
02/10/17	5.500%	985,243	952,730

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Capsugel Holdings U.S., Inc. Term Loan(a)(b)
08/01/18	5.250%	1,399,807	1,405,056

Catalent Pharma Solutions, Inc.(a)(b) Tranche 1 Term Loan
09/15/16	4.245%	1,963,824	1,942,969
Tranche 2 Term Loan
09/15/17	5.250%	1,344,817	1,331,086

Grifols, Inc. Tranche B Term Loan(a)(b)
06/01/17	4.500%	8,190,036	8,100,846

Pharmaceutical Product Development, Inc. Term Loan(a)(b)
12/05/18	6.250%	2,213,875	2,222,177

VWR Funding, Inc.(a)(b)
Term Loan
06/30/14	2.745%	989,539	976,754
04/03/17	4.495%	989,539	973,459

Valeant Pharmaceuticals International, Inc. Term Loan(a)(b)
02/01/19	4.750%	850,000	837,786

WC Luxco SARL Tranche B3 Term Loan(a)(b)
03/15/18	4.250%	931,071	925,979

Warner Chilcott Co. LLC Tranche B2 Term Loan(a)(b)
03/15/18	4.250%	677,143	673,439

Warner Chilcott Corp. Tranche B1 Term Loan(a)(b)
03/15/18	4.250%	1,354,286	1,346,878

Total			21,689,159

Property & Casualty 1.8%

Asurion LLC 1st Lien Term Loan(a)(b)
05/24/18	5.500%	8,843,686	8,786,998

HUB International Ltd.(a)(b) Term Loan
06/13/17	4.745%	976,999	966,740
12/13/17	6.750%	2,932,349	2,933,815

USI Holdings Corp.(a)(b) Tranche B Term Loan
05/05/14	2.750%	492,248	482,251
Tranche C Term Loan
05/05/14	7.000%	1,954,774	1,938,901

Total			15,108,705

Refining 0.3%

CITGO Petroleum Corp.(a)(b) Tranche B Term Loan
06/24/15	8.000%	341,071	341,924
Tranche C Term Loan
06/24/17	9.000%	2,259,750	2,274,823

Total			2,616,747

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	125

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Restaurants 2.7%

Burger King Corp. Tranche B Term Loan(a)(b)
10/19/16	4.500%	6,481,909	6,443,795

Dave & Buster’s, Inc. Term Loan(a)(b)
06/01/16	5.500%	1,960,000	1,946,927

DineEquity, Inc. Tranche B1 Term Loan(a)(b)
10/19/17	4.250%	4,107,729	4,085,465

Landry’s, Inc. Tranche B Term Loan(a)(b)
04/24/18	6.500%	1,645,875	1,647,932

NPC International, Inc. Term Loan(a)(b)
12/28/18	5.250%	798,000	795,007

OSI Restaurant Partners LLC(a)(b) Term Loan
06/14/13	0.061%	685,117	673,450
06/14/14	2.563%	6,904,954	6,787,363

PF Chang’s China Bistro, Inc. Tranche B Term Loan(a)(b)(c)
06/28/19	6.250%	425,000	425,268

Total			22,805,207

Retailers 6.2%

99¢ Only Stores Tranche B1 Term Loan(a)(b)
01/11/19	5.250%	2,067,132	2,065,416

Ascena Retail Group, Inc. Tranche B Term Loan(a)(b)
06/14/18	4.750%	900,000	898,875

FTD Group, Inc. Term Loan(a)(b)
06/11/18	4.750%	2,313,243	2,284,328

General Nutrition Centers, Inc. Tranche B Term Loan(a)(b)
03/02/18	4.250%	7,500,000	7,458,750

Harbor Freight Tools, USA, Inc./Central Purchasing LLC Term Loan(a)(b)
11/14/17	5.500%	1,150,000	1,144,250

J. Crew Group, Inc. Term Loan(a)(b)
03/07/18	4.750%	5,947,481	5,867,190

Jo-Ann Stores, Inc. Term Loan(a)(b)
03/16/18	4.750%	3,610,241	3,556,087

Michaels Stores, Inc. Tranche B3 Term Loan(a)(b)
07/31/16	5.000%	1,655,332	1,652,568

Neiman Marcus Group, Inc. (The) Term Loan(a)(b)
05/16/18	4.750%	6,850,000	6,760,950

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

PetCo Animal Supplies, Inc. Term Loan(a)(b)
11/24/17	4.500%	5,522,399	5,472,697

Rite Aid Corp.(a)(b)
Tranche 2 Term Loan
06/04/14	2.000%	5,843,406	5,676,869
Tranche 5 Term Loan
03/03/18	4.500%	4,113,918	4,021,355

Savers, Inc.(a)(b)
Term Loan
03/04/17	5.250%	3,723,791	3,717,982

Savers, Inc.(a)(b)(c) Term Loan
06/29/19	6.250%	675,000	674,581

Travelport LLC(a)(b) Synthetic Letter of Credit
08/23/13	2.961%	153,677	145,993
Tranche B Term Loan
08/21/15	4.968%	1,735,688	1,583,816

Total			52,981,707

Supermarkets 0.5%

Sprouts Farmers Markets Holdings LLC Tranche 1 Term Loan(a)(b)
04/18/18	6.000%	725,000	711,102

Supervalu, Inc. Tranche B3 Term Loan(a)(b)
04/30/18	4.500%	3,460,988	3,406,200

Total			4,117,302

Technology 13.0%

Aeroflex, Inc. Tranche B Term Loan(a)(b)
05/09/18	5.750%	1,962,520	1,898,738

Applied Systems, Inc. 1st Lien Term Loan(a)(b)
12/08/16	5.500%	1,714,500	1,698,778

Aspect Software, Inc. Tranche B Term Loan(a)(b)
05/07/16	6.250%	4,651,075	4,610,378

CCC Information Services Group, Inc. Term Loan(a)(b)
11/11/15	5.500%	1,638,697	1,631,012

Commscope, Inc. Tranche 1 Term Loan(a)(b)
01/14/18	4.250%	6,055,862	6,011,533

Dealer Computer Services, Inc. Tranche B Term Loan(a)(b)
04/21/18	3.750%	2,024,411	2,017,669

EIG Investors Corp. Term Loan(a)(b)
04/20/18	0.000%	3,925,000	3,875,938

The accompanying Notes to Financial Statements are an integral part of this statement.

126	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Epicor Software Corp. Tranche B Term Loan(a)(b)
05/16/18	5.000%	3,482,412	3,431,046

Expert Global Solutions, Inc. Tranche B 1st Lien Term Loan(a)(b)
04/03/18	8.000%	2,394,000	2,384,017

First Data Corp.(a)(b) Term Loan
03/23/18	4.245%	1,641,285	1,503,220
Tranche B1 Term Loan
09/24/14	2.995%	1,000,000	961,960
Tranche B2 Term Loan
09/24/14	2.995%	3,990,617	3,838,814
Tranche B3 Term Loan
09/24/14	2.995%	1,000,000	961,960

Freescale Semiconductor, Inc. Tranche B1 Term Loan(a)(b)
12/01/16	4.495%	1,935,706	1,829,242

Go Daddy Operating Co. LLC Tranche B1 Term Loan(a)(b)
12/17/18	5.500%	2,159,931	2,127,079

Greeneden U.S. Holdings II LLC Term Loan(a)(b)
01/31/19	6.750%	723,187	724,771

Interactive Data Corp. Tranche B Term Loan(a)(b)
02/11/18	4.500%	1,916,108	1,881,120

Kronos, Inc.(a)(b) Tranche B1 2nd Lien Term Loan
06/11/18	10.461%	1,000,000	1,005,000
Tranche C Term Loan
12/28/17	6.250%	945,250	944,267

Lawson Software, Inc. Tranche B Term Loan(a)(b)
04/05/18	6.250%	5,000,000	5,017,950

Microsemi Corp. Term Loan(a)(b)
02/02/18	4.000%	1,786,578	1,768,712

NDS Finance Ltd. Tranche B Term Loan(a)(b)
03/12/18	3.750%	2,925,581	2,914,610

NXP BV/Funding LLC(a)(b)
Tranche A1 Term Loan
03/03/17	4.500%	4,295,625	4,212,419
Tranche A2 Term Loan
03/03/17	5.500%	3,151,188	3,151,188

Novell, Inc. 1st Lien Term Loan(a)(b)
11/22/17	7.250%	3,450,000	3,406,875

Open Solutions, Inc. Term Loan(a)(b)(c)
01/23/14	2.429%	1,500,000	1,409,250

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Orbitz Worldwide, Inc. Term Loan(a)(b)
07/25/14	3.245%	1,788,663	1,672,704

Rocket Software, Inc. 1st Lien Term Loan(a)(b)
02/08/18	7.000%	498,750	496,880

Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan(a)(b)
03/29/19	4.000%	997,500	983,784

SSI Investments II Ltd.(a)(b)
Term Loan
05/26/17	6.500%	488,762	491,206
Tranche C Term Loan
05/26/17	6.500%	297,750	299,239

Sensata Technology BV/Finance Co. LLC Term Loan(a)(b)
05/12/18	4.000%	4,826,250	4,787,785

Serena Software, Inc.(a)(b)
Term Loan
03/10/16	4.241%	2,200,000	2,134,000
Tranche B Term Loan
03/10/16	5.000%	425,000	420,750

Shield Finance Co. SARL Tranche B Term Loan(a)(b)
05/10/19	6.500%	1,200,000	1,180,500

Ship Luxco 3 SARL Tranche B2A Term Loan(a)(b)
11/30/17	5.250%	1,978,788	1,974,336

Sitel LLC Tranche A Term Loan(a)(b)
01/30/17	7.219%	2,377,759	2,128,094

Softlayer Technologies, Inc. Tranche B Term Loan(a)(b)
11/09/16	7.250%	566,375	569,207

Spansion LLC Term Loan(a)(b)
02/09/15	4.750%	3,391,758	3,387,518

SunGard Data Systems, Inc.(a)(b)
Tranche B Term Loan
02/28/16	3.934%	3,604,830	3,556,777
Tranche C Term Loan
02/28/17	3.989%	884,637	874,959

Sunquest Information Systems, Inc. 1st Lien Term Loan(a)(b)
12/16/16	6.250%	717,750	713,566

Syniverse Holdings, Inc. Term Loan(a)(b)
04/23/19	5.000%	2,325,000	2,306,586

Trans Union LLC Term Loan(a)(b)
02/10/18	5.500%	6,922,425	6,913,772

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	127

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

TriZetto Group, Inc. Term Loan(a)(b)
05/02/18	4.750%	3,564,000	3,476,682

Verifone, Inc. Tranche B Term Loan(a)(b)
12/28/18	4.250%	572,125	567,479

Vertafore, Inc. 1st Lien Term Loan(a)(b)
07/29/16	5.250%	1,797,661	1,787,180

Web.com Group, Inc. 1st Lien Term Loan(a)(b)
10/27/17	7.000%	2,860,652	2,837,996

iPayment, Inc. Term Loan(a)(b)
05/08/17	5.750%	1,982,914	1,984,163

Total			110,762,709

Textile 0.1%

Warnaco Group, Inc. (The) Tranche B Term Loan(a)(b)
06/17/18	3.750%	569,250	567,827

Transportation Services 0.5%

Evergreen International Aviation, Inc. 1st Lien Term Loan(a)(b)
06/30/15	11.500%	941,366	808,003

Hertz Corp. (The) Tranche B Term Loan(a)(b)
03/11/18	3.750%	3,678,438	3,632,972

Total			4,440,975

Wireless 1.8%

Crown Castle Operating Co. Tranche B Term Loan(a)(b)
01/31/19	4.000%	2,480,019	2,439,718

MetroPCS Wireless, Inc. Tranche B3 Term Loan(a)(b)
03/19/18	4.000%	6,487,374	6,328,239

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

SBA Senior Finance II LLC Term Loan(a)(b)
06/30/18	3.750%	1,064,250	1,053,608

Telesat Canada Tranche B Term Loan(a)(b)
03/28/19	4.250%	4,650,000	4,594,200

Towerco Finance LLC Term Loan(a)(b)
02/02/17	4.500%	666,563	666,563

Total			15,082,328

Wirelines 0.3%

Alaska Communications Systems Holdings, Inc. Term Loan(a)(b)
10/21/16	5.500%	1,551,375	1,393,135

Neustar, Inc. Term Loan(a)(b)
11/08/18	5.000%	1,066,937	1,066,276

Total			2,459,411

Total Senior Loans (Cost: $827,902,197)			824,115,070

Money Market Funds 3.0%
		Shares	Value ($)
Columbia Short-Term Cash
Fund, 0.152%(e)(f)		25,337,730	25,337,730

Total Money Market Funds
(Cost: $25,337,730)			25,337,730

Total Investments
(Cost: $853,239,927)			849,452,800

Other Assets & Liabilities, Net			1,360,501

Net Assets			850,813,301

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(b)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this statement.

128	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $1,870,820, representing 0.22% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Windsor Quality Food Co. Ltd. Tranche B Term Loan 02/16/17 5.000%	03/07/11	1,910,866

(e)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	27,927,273	269,934,392	(272,523,935)	—	25,337,730	35,912	27,337,730

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	129

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Senior Loans

Aerospace & Defense	—	14,710,064	591,030	15,301,094

Automotive	—	33,976,702	1,389,967	35,366,669

Banking	—	—	835,178	835,178

Chemicals	—	30,011,842	5,264,198	35,276,040

Diversified Manufacturing	—	22,172,751	3,182,306	25,355,057

Electric	—	16,870,440	812,333	17,682,773

Entertainment	—	27,275,922	1,517,600	28,793,522

Food and Beverage	—	40,663,437	6,335,011	46,998,448

Gas Distributors	—	—	5,596,872	5,596,872

Health Care	—	88,694,137	6,252,164	94,946,301

Independent Energy	—	3,767,840	2,130,650	5,898,490

Media Non-Cable	—	49,700,164	2,156,440	51,856,604

Oil Field Services	—	5,718,610	1,540,073	7,258,683

Other Financial Institutions	—	9,561,246	1,434,530	10,995,776

Other Industry	—	18,482,286	4,059,111	22,541,397

Retailers	—	50,551,386	2,430,321	52,981,707

Technology	—	110,193,502	569,207	110,762,709

All Other Industries	—	255,667,750	—	255,667,750

Total Senior Loans	—	778,018,079	46,096,991	824,115,070

Other

Money Market Funds	25,337,730	—	—	25,337,730

Total Other	25,337,730	—	—	25,337,730

Total	25,337,730	778,018,079	46,096,991	849,452,800

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

130	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Senior Loans ($)
Balance as of December 31, 2011	51,135,797

Accrued discounts/premiums	100,425

Realized gain (loss)	203,321

Change in unrealized appreciation (depreciation)(a)	620,833

Sales	(15,112,185)

Purchases	14,974,563

Transfers into Level 3	7,680,230

Transfers out of Level 3	(13,505,993)

Balance as of June 30, 2012	46,096,991

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $217,055.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	131

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 89.2%
Issuer	Shares	Value ($)

Australia 5.2%

BHP Billiton Ltd.	582,180	18,962,953

Brambles Ltd.	4,243,751	26,915,147

CSL Ltd.	686,124	27,830,362

WorleyParsons Ltd.	1,024,183	26,594,653

Total		100,303,115

Belgium 2.3%

Anheuser-Busch InBev NV	555,452	43,792,513

Brazil 1.6%

Banco Bradesco SA, ADR	2,127,846	31,641,070

Canada 7.7%

Agrium, Inc.	202,536	17,949,930

Canadian National Railway Co.	198,327	16,772,375

Canadian Natural Resources Ltd.	388,427	10,419,351

Cenovus Energy, Inc.	491,467	15,625,957

CGI Group, Inc., Class A(a)	763,426	18,348,919

Fairfax Financial Holdings Ltd.	44,580	17,652,471

Potash Corp. of Saskatchewan, Inc.	480,623	21,007,488

Suncor Energy, Inc.	1,024,420	29,622,753

Total		147,399,244

China 3.2%

Baidu, Inc., ADR(a)	11,772	1,353,545

China Mobile Ltd.	2,224,000	24,413,940

CNOOC Ltd.	7,831,000	15,788,230

Industrial & Commercial Bank of China, Class H	35,528,000	19,916,590

Total		61,472,305

Denmark 1.2%

Novo Nordisk A/S, Class B	163,519	23,716,284

France 6.2%

Cap Gemini SA(b)	397,516	14,630,853

Cie Generale des Etablissements Michelin	160,499	10,500,859

Danone SA	287,015	17,837,003

Eutelsat Communications SA	419,451	12,903,046

L’Oreal SA	107,223	12,545,655

Publicis Groupe SA(b)	458,219	20,955,960

Common Stocks (continued)
Issuer	Shares	Value ($)

Schneider Electric SA(b)	346,501	19,259,804

Total SA	230,499	10,374,509

Total		119,007,689

Germany 4.4%

Adidas AG(b)	386,736	27,720,428

Fresenius Medical Care AG & Co. KGaA	307,922	21,747,974

SAP AG	605,210	35,837,751

Total		85,306,153

Hong Kong 1.8%

Galaxy Entertainment Group Ltd.(a)(b)	6,022,000	15,150,526

Hutchison Whampoa Ltd.	2,268,000	19,672,417

Total		34,822,943

Israel 1.6%

Teva Pharmaceutical Industries Ltd., ADR	756,647	29,842,158

Japan 8.4%

Canon, Inc.(b)	722,300	28,827,372

Denso Corp.	712,000	24,329,767

FANUC CORP.	91,700	15,073,750

Keyence Corp.	89,560	22,154,732

Komatsu Ltd.	447,400	10,680,038

Nidec Corp.	175,300	13,328,729

Toyota Motor Corp.	563,600	22,748,148

Yamada Denki Co., Ltd.	478,030	24,474,376

Total		161,616,912

Mexico 3.9%

America Movil SAB de CV, Class L, ADR	1,194,749	31,135,159

Fomento Economico Mexicano SAB de CV, ADR	235,873	21,051,665

Grupo Televisa SAB, ADR	1,102,712	23,686,254

Total		75,873,078

Netherlands 1.9%

Koninklijke Ahold NV	1,086,272	13,455,977

Unilever NV-CVA	695,624	23,237,623

Total		36,693,600

The accompanying Notes to Financial Statements are an integral part of this statement.

132	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Russian Federation 0.8%

Gazprom OAO, ADR(a)	1,142,370	10,847,264

VimpelCom Ltd., ADR	556,285	4,511,471

Total		15,358,735

Singapore 2.6%

Keppel Corp., Ltd.	3,192,700	26,156,254

United Overseas Bank Ltd.	1,578,000	23,432,566

Total		49,588,820

South Korea 2.4%

Hyundai Mobis	94,753	22,967,764

NHN Corp.	109,683	24,057,221

Total		47,024,985

Spain 1.1%

Amadeus IT Holding SA, Class A	964,250	20,428,807

Sweden 2.9%

Investment AB Kinnevik, Class B	542,145	10,882,095

Swedbank AB, Class A	1,326,041	20,890,405

Telefonaktiebolaget LM Ericsson, Class B	1,556,486	14,241,417

Volvo AB B Shares	840,594	9,610,939

Total		55,624,856

Switzerland 7.0%

ABB Ltd.(a)	943,013	15,397,704

Julius Baer Group Ltd.(a)	476,063	17,260,468

Nestlé SA, Registered Shares	485,354	28,964,893

Novartis AG, Registered Shares	359,037	20,074,232

Roche Holding AG, Genusschein Shares	139,584	24,110,764

Syngenta AG	84,620	28,967,557

Total		134,775,618

Taiwan 1.2%

Taiwan Semiconductor Manufacturing Co., Ltd.(a)	8,163,000	22,345,953

Turkey 0.9%

Akbank TAS	4,587,426	16,818,574

Common Stocks (continued)
Issuer	Shares	Value ($)

United Kingdom 20.9%

BG Group PLC	1,428,221	29,237,800

British American Tobacco PLC	605,645	30,790,997

British Sky Broadcasting Group PLC	1,483,657	16,174,684

Centrica PLC	3,526,442	17,632,078

Compass Group PLC	4,236,962	44,475,533

GlaxoSmithKline PLC	637,044	14,469,850

Imperial Tobacco Group PLC	984,389	37,926,795

Informa PLC	2,535,844	15,131,285

International Power PLC(c)	1,550,584	10,150,916

Kingfisher PLC	6,364,115	28,708,657

Next PLC	530,804	26,652,827

Pearson PLC	800,027	15,873,949

Reed Elsevier PLC	4,094,888	32,821,158

Royal Dutch Shell PLC, Class B	707,922	24,723,289

Shire PLC	391,985	11,277,373

Smith & Nephew PLC	1,693,251	16,936,684

Tesco PLC	1,490,574	7,243,931

WPP PLC	1,681,832	20,417,032

Total		400,644,838

Total Common Stocks
(Cost: $1,585,706,244)		1,714,098,250

Preferred Stocks 1.3%
Germany 1.3%

Volkswagen AG	165,857	26,276,376

Total Preferred Stocks
(Cost: $29,114,645)		26,276,376

Money Market Funds 9.2%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(d)(e)	176,402,710	176,402,710

Total Money Market Funds
(Cost: $176,402,710)		176,402,710

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	133

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 2.0%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Commercial Paper 0.8%
Erste Abwicklungsanstalt
08/27/12	0.380%	4,994,986	4,994,986

Skandinaviska Enskilda Banken AB
07/03/12	0.315%	4,997,331	4,997,331
07/17/12	0.300%	4,997,334	4,997,334

Total			14,989,651

Repurchase Agreements 1.2%
JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price $15,000,250(f)
	0.200%	15,000,000	15,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$7,584,801(f)	0.250%	7,584,643	7,584,643

Total			22,584,643

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $37,574,294)			37,574,294

Total Investments
(Cost: $1,828,797,893)			1,954,351,630

Other Assets & Liabilities, Net			(32,982,174)

Net Assets			1,921,369,456

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	Presents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $10,150,916, which represents 0.53% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under the common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	162,648,841	261,821,794	(248,067,925)	—	176,402,710	131,015	176,402,710

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
JPMorgan Securities LLC (0.200%)
United States Treasury Note/Bond	15,300,112

Total Market Value of Collateral Securities	15,300,112

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	71,962

United States Treasury Note/Bond	7,664,535

Total Market Value of Collateral Securities	7,736,497

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

134	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	135

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	23,686,254	382,005,999	—	405,692,253

Consumer Staples	21,051,665	215,795,387	—	236,847,052

Energy	55,668,061	117,565,746	—	173,233,807

Financials	49,293,541	109,200,698	—	158,494,239

Health Care	29,842,158	160,163,522	—	190,005,680

Industrials	16,772,375	156,094,782	—	172,867,157

Information Technology	19,702,463	182,524,107	—	202,226,570

Materials	38,957,418	47,930,511	—	86,887,929

Telecommunication Services	35,646,630	24,413,940	—	60,060,570

Utilities	—	27,782,993	—	27,782,993

Preferred Stocks

Consumer Discretionary	26,276,376	—	—	26,276,376

Total Equity Securities	316,896,941	1,423,477,685	—	1,740,374,626

Other

Money Market Funds	176,402,710	—	—	176,402,710

Investments of Cash Collateral Received for Securities on Loan	—	37,574,294	—	37,574,294

Total Other	176,402,710	37,574,294	—	213,977,004

Total	493,299,651	1,461,051,979	—	1,954,351,630

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, June 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
17,387,487	—	—	17,387,487

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

136	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 13.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ABS Other —%
Crown Castle Towers LLC Senior Secured(a)
08/15/35	3.214%	1,160,000	1,179,726

Aerospace & Defense 0.1%
American Airlines 2011-1 Class A Pass-Through Trust
07/31/22	5.250%	222,317	230,098

BAE Systems Holdings, Inc.(a)
08/15/15	5.200%	780,000	848,648
06/01/19	6.375%	555,000	649,105

Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	300,000	335,091

Total			2,062,942

Agencies 0.1%
Financing Corp. Fico(b)
11/30/17	0.000%	3,250,000	3,007,706

Airlines 0.1%
American Airlines Pass-Through Trust Series 2011-2 Class A
10/15/21	8.625%	602,667	638,827

Continental Airlines 2007-1 Class A Pass-Through Trust
04/19/22	5.983%	775,202	841,094

Delta Air Lines 2011-1 Class A Pass-Through Trust(c)
10/15/20	5.300%	121,018	128,885

Total			1,608,806

Automotive 0.2%
American Honda Finance Corp. Senior Unsecured(a)
02/28/17	2.125%	452,000	457,284

Daimler Finance North America LLC
01/18/31	8.500%	510,000	780,257

Daimler Finance North America LLC(a)
04/10/15	1.650%	925,000	928,635

Johnson Controls, Inc.
Senior Unsecured
12/01/21	3.750%	525,000	545,225
12/01/41	5.250%	865,000	959,253

PACCAR Financial Corp. Senior Unsecured
09/29/14	1.550%	700,000	712,133

Total			4,382,787

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Banking 4.2%
American Express Co.
Senior Unsecured
05/20/14	7.250%	425,000	471,295
03/19/18	7.000%	500,000	618,893

American Express Credit Corp.
Senior Unsecured
05/02/13	5.875%	430,000	447,927
08/25/14	5.125%	830,000	896,632
09/19/16	2.800%	2,039,000	2,127,013
03/24/17	2.375%	541,000	554,488

Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	300,000	338,253

Australia & New Zealand Banking Group Ltd.(a)(c)
11/23/16	2.400%	1,119,000	1,145,756

BB&T Corp.
Senior Unsecured
07/27/12	3.850%	680,000	681,609
09/25/13	3.375%	555,000	570,926
Subordinated Notes
12/23/15	5.200%	400,000	440,205
11/01/19	5.250%	800,000	904,034

BB&T Corp.(c)
Senior Unsecured
04/30/19	6.850%	400,000	504,447

Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	250,000	268,859
10/14/16	5.625%	500,000	531,381
07/01/20	5.625%	2,750,000	2,935,025

Bank of New York Mellon Corp (The) Senior Unsecured
09/23/21	3.550%	270,000	287,112

Bank of New York Mellon Corp. (The)(c)
Senior Unsecured
06/18/15	2.950%	1,520,000	1,602,520
01/17/17	2.400%	1,024,000	1,057,245

Barclays Bank PLC
Senior Unsecured
02/23/15	2.750%	500,000	503,362
05/22/19	6.750%	1,100,000	1,283,201

Barclays Bank PLC(a)
05/10/17	2.250%	343,000	343,430

Barclays Bank PLC(a)(c)
09/21/15	2.500%	1,600,000	1,629,396

Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,750,000	2,203,866

Capital One Financial Corp.
Senior Unsecured
09/15/17	6.750%	600,000	711,856
07/15/21	4.750%	381,000	415,740

Citigroup, Inc.
05/22/19	8.500%	700,000	864,522

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	137

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Senior Unsecured
12/13/13	6.000%	1,790,000	1,881,202
01/15/15	6.010%	2,990,000	3,212,525
12/15/15	4.587%	583,000	609,862
01/10/17	4.450%	1,800,000	1,886,837
08/15/17	6.000%	540,000	591,514
08/09/20	5.375%	856,000	924,990
12/01/25	7.000%	765,000	877,488

Citigroup, Inc.(c)
Senior Unsecured
05/19/15	4.750%	400,000	419,856
11/21/17	6.125%	900,000	997,131
01/15/28	6.625%	215,000	241,067

Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	559,726

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)
Senior Notes
09/30/10	5.800%	500,000	517,085

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(c)
01/11/21	4.500%	1,800,000	1,909,769

Countrywide Financial Corp. Subordinated Notes
05/15/16	6.250%	1,520,000	1,582,013

Credit Suisse
Senior Unsecured
08/05/20	4.375%	451,000	482,828

Credit Suisse(c)
Senior Unsecured
08/13/19	5.300%	1,000,000	1,125,051

Deutsche Bank AG
Senior Unsecured
09/01/17	6.000%	150,000	171,179

Deutsche Bank AG(c)
Senior Unsecured
01/11/16	3.250%	900,000	926,231

Goldman Sachs Group, Inc. (The)
Senior Notes
05/03/15	3.300%	1,001,000	1,000,862
Senior Unsecured
08/01/15	3.700%	1,987,000	2,004,559
01/18/18	5.950%	1,000,000	1,070,288
04/01/18	6.150%	1,500,000	1,626,120
02/15/19	7.500%	3,565,000	4,065,830
06/15/20	6.000%	1,281,000	1,367,556
07/27/21	5.250%	1,123,000	1,140,764

Goldman Sachs Group, Inc. (The)(c)
Senior Unsecured
02/07/16	3.625%	805,000	805,089

HSBC Bank PLC(a)
Senior Notes
06/28/15	3.500%	1,321,000	1,385,441
08/12/20	4.125%	622,000	655,102

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Senior Unsecured
05/24/16	3.100%	245,000	252,988
01/19/21	4.750%	565,000	615,862

HSBC Bank PLC(a)(c)
07/07/14	1.625%	1,364,000	1,369,628

HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	586,000	654,240
01/14/22	4.875%	410,000	453,224

HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	245,000	247,793

KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	883,304

KeyCorp Senior Unsecured(c)
05/14/13	6.500%	500,000	523,720

Macquarie Group Ltd.(a)
Senior Unsecured
08/01/14	7.300%	923,000	982,654
01/14/21	6.250%	926,000	925,458

Merrill Lynch & Co., Inc.
Senior Unsecured
09/30/15	5.300%	1,200,000	1,261,573
08/28/17	6.400%	4,249,000	4,621,850
07/15/18	6.500%	1,300,000	1,398,914

Morgan Stanley
Senior Unsecured
07/24/15	4.000%	567,000	563,707
12/28/17	5.950%	1,200,000	1,232,593
09/23/19	5.625%	130,000	127,996
07/24/20	5.500%	696,000	680,943

Morgan Stanley(c)
Senior Unsecured
01/09/17	5.450%	3,300,000	3,332,640
07/28/21	5.500%	2,815,000	2,773,498

National Australia Bank Ltd.(a)
06/20/17	2.000%	875,000	873,301
Senior Unsecured
07/27/16	3.000%	3,250,000	3,294,457

National Bank of Canada(a)(c)
01/30/14	1.650%	1,655,000	1,683,223

Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	500,000	609,476

Oversea-Chinese Banking Corp., Ltd. Senior Unsecured(a)
03/13/15	1.625%	598,000	599,754

PNC Bank NA Subordinated Notes
04/01/18	6.875%	1,000,000	1,192,890

The accompanying Notes to Financial Statements are an integral part of this statement.

138	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

PNC Funding Corp. Bank Guaranteed(c)
05/19/14	3.000%	2,015,000	2,091,995

Royal Bank of Canada Senior Notes(c)
07/20/16	2.300%	1,215,000	1,247,139

SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	599,596

U.S. Bancorp
Senior Notes
07/27/15	2.450%	960,000	1,000,174
Senior Unsecured
05/15/17	1.650%	500,000	503,651
05/24/21	4.125%	309,000	345,163
03/15/22	3.000%	358,000	366,726

UBS AG
08/04/20	4.875%	305,000	326,773
Senior Unsecured
04/25/18	5.750%	500,000	553,878

UBS AG(c)
01/15/15	3.875%	1,000,000	1,033,374

Wachovia Bank NA
Subordinated Notes
08/15/15	5.000%	1,000,000	1,090,854
11/15/17	6.000%	5,300,000	6,175,655

Wachovia Corp.
Senior Unsecured
05/01/13	5.500%	1,875,000	1,948,273
02/01/18	5.750%	1,400,000	1,655,968

Wells Fargo & Co. Senior Unsecured
04/01/21	4.600%	200,000	223,128

Westpac Banking Corp.(a)(c)
11/28/16	2.450%	600,000	617,100

Westpac Banking Corp.(c)
Senior Unsecured
11/19/19	4.875%	750,000	812,167

Total			110,124,258

Brokerage 0.2%
BlackRock, Inc. Senior Unsecured(c)
09/15/17	6.250%	900,000	1,089,722

Blackstone Holdings Finance Co. LLC Senior Unsecured(a)
03/15/21	5.875%	850,000	887,232

Charles Schwab Corp. (The) Senior Unsecured
06/01/14	4.950%	325,000	348,553

Credit Suisse Subordinated Notes
01/14/20	5.400%	1,730,000	1,799,318

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Jefferies Group, Inc.
Senior Unsecured
07/15/19	8.500%	1,365,000	1,481,025

Jefferies Group, Inc.(c)
Senior Unsecured
11/09/15	3.875%	375,000	368,437

Total			5,974,287

Building Materials —%
CRH America, Inc.
09/30/16	6.000%	229,000	250,673

Chemicals 0.4%
Dow Chemical Co. (The)
Senior Unsecured
05/15/18	5.700%	275,000	321,857
05/15/19	8.550%	709,000	943,023

Dow Chemical Co. (The)(c)
Senior Unsecured
11/15/20	4.250%	350,000	379,703

EI du Pont de Nemours & Co.
Senior Unsecured
07/15/13	5.000%	130,000	135,853
03/15/19	5.750%	250,000	305,653
01/15/28	6.500%	355,000	470,259

EI du Pont de Nemours & Co.(c)
Senior Unsecured
12/15/36	5.600%	525,000	661,242

Ecolab Inc. Senior Unsecured(c)
12/08/41	5.500%	970,000	1,163,801

PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	1,225,000	1,493,139
08/15/19	7.400%	278,000	345,915

Potash Corp. of Saskatchewan, Inc.
Senior Unsecured
09/30/15	3.750%	300,000	321,106
05/15/19	6.500%	450,000	565,086

Praxair, Inc.
Senior Unsecured
03/31/14	4.375%	450,000	478,354
03/15/17	5.200%	740,000	866,177

Union Carbide Corp.
Senior Unsecured
06/01/25	7.500%	515,000	619,363

Union Carbide Corp.(c)
Senior Unsecured
10/01/96	7.750%	920,000	1,040,765

Total			10,111,296

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	139

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Construction Machinery 0.1%
Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	1,000,000	1,348,511
12/15/38	8.250%	601,000	972,889

John Deere Capital Corp.(c)
06/29/15	0.950%	755,000	756,242

Total			3,077,642

Consumer Cyclical Services —%
eBay, Inc. Senior Unsecured(c)
10/15/20	3.250%	420,000	439,974

Consumer Products —%
Kimberly-Clark Corp. Senior Secured(c)
03/01/22	2.400%	268,000	267,797

Koninklijke Philips Electronics NV
Senior Unsecured
03/11/18	5.750%	148,000	175,216
06/01/26	7.200%	175,000	230,736

Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	438,155

Total			1,111,904

Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured
04/01/24	7.625%	500,000	659,571

Siemens Financieringsmaatschappij NV(a)
08/17/26	6.125%	385,000	478,496

Tyco International Ltd./Finance SA
12/15/19	7.000%	750,000	986,297

United Technologies Corp. Senior Unsecured(c)
02/01/19	6.125%	965,000	1,194,908

Total			3,319,272

Electric 1.1%
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	92,086

American Water Capital Corp.
Senior Unsecured
10/15/17	6.085%	740,000	866,342
10/15/37	6.593%	300,000	372,780

Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	93,000	95,979

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Carolina Power & Light Co.
1st Mortgage
09/15/13	5.125%	461,000	485,410
05/15/22	2.800%	607,000	616,960

CenterPoint Energy, Inc. Senior Unsecured
05/01/18	6.500%	1,065,000	1,264,529

Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	600,000	801,852

Consumers Energy Co. 1st Mortgage
05/15/22	2.850%	282,000	286,859

Detroit Edison Co. (The)
General Refunding Mortgage
06/01/21	3.900%	285,000	315,235

Detroit Edison Co. (The)(c)
Secured
06/15/42	3.950%	364,000	369,979

Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	500,000	597,655
08/01/33	5.250%	1,315,000	1,485,570

Dominion Resources, Inc.(c)
Senior Unsecured
08/01/41	4.900%	102,000	114,509

Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	748,580

Duke Energy Carolinas LLC(c)
1st Mortgage
06/15/20	4.300%	156,000	179,652
12/15/41	4.250%	313,000	337,418

Duke Energy Corp. Senior Unsecured(c)
11/15/16	2.150%	757,000	775,399

Duke Energy Indiana, Inc. 1st Mortgage(c)
07/15/20	3.750%	772,000	844,143

Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	800,000	922,330
10/01/20	4.000%	750,000	754,679

Florida Power & Light Co. 1st Mortgage(c)
10/01/33	5.950%	615,000	811,106

Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	524,982

John Sevier Combined Cycle Generation LLC Secured(c)
01/15/42	4.626%	366,000	411,786

KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	500,000	500,283

The accompanying Notes to Financial Statements are an integral part of this statement.

140	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Kansas City Power & Light Co. Senior Unsecured
10/01/41	5.300%	750,000	826,545

National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	796,942

Nevada Power Co.
08/01/18	6.500%	1,275,000	1,575,024
09/15/40	5.375%	67,000	79,212

Oncor Electric Delivery Co. LLC
Senior Secured
09/01/18	6.800%	813,000	971,746
09/01/22	7.000%	155,000	188,276

PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	314,004

PPL Energy Supply LLC Senior Unsecured(c)
12/15/21	4.600%	775,000	795,295

PSEG Power LLC
12/01/15	5.500%	212,000	238,451
09/15/16	5.320%	800,000	902,120

PSEG Power LLC(c)
09/15/21	4.150%	233,000	241,835

PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,809,345
06/15/21	3.850%	335,000	368,504
10/15/37	6.250%	200,000	270,827

Pacific Gas & Electric Co. Senior Unsecured
04/15/42	4.450%	257,000	269,780

Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	260,957

Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	187,000	207,928

Public Service Co. of Colorado 1st Mortgage
11/15/20	3.200%	240,000	256,350

Public Service Co. of Oklahoma
Senior Unsecured
12/01/19	5.150%	377,000	436,146
02/01/21	4.400%	231,000	256,018

Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	420,544

Southern California Edison Co.
02/01/38	5.950%	210,000	276,930
1st Mortgage
06/01/21	3.875%	225,000	250,346

Southern Power Co. Senior Unsecured(c)
09/15/41	5.150%	466,000	506,362

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	804,000	1,084,897

Virginia Electric and Power Co. Senior Unsecured
11/15/38	8.875%	205,000	342,296

Wisconsin Electric Power Co. Senior Unsecured
09/15/21	2.950%	86,000	89,447

Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	98,000	113,222

Xcel Energy, Inc.(c)
Senior Unsecured
09/15/41	4.800%	90,000	100,711

Total			28,826,163

Entertainment 0.2%
Historic TW, Inc.
05/15/29	6.625%	365,000	437,738

Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	941,442

Time Warner, Inc.
04/15/31	7.625%	450,000	581,238
05/01/32	7.700%	690,000	901,027

Viacom, Inc.(c)
Senior Unsecured
02/27/15	1.250%	209,000	209,520
10/05/17	6.125%	375,000	447,771
12/15/21	3.875%	368,000	390,881

Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	609,533

Total			4,519,150

Environmental 0.1%
Republic Services, Inc.(c)
06/01/22	3.550%	839,000	852,405

Waste Management, Inc.
06/30/20	4.750%	450,000	506,575

Total			1,358,980

Food and Beverage 0.6%
Anheuser-Busch Companies LLC
01/15/31	6.800%	640,000	838,339

Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	525,000	693,396
11/15/19	6.875%	250,000	322,529
01/15/39	8.200%	410,000	651,845

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	141

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Bunge Ltd. Finance Corp.
06/15/19	8.500%	700,000	873,911

Cargill, Inc.(a)
Senior Unsecured
11/27/17	6.000%	170,000	202,200
03/06/19	7.350%	250,000	315,451
11/01/36	7.250%	300,000	415,236
09/15/37	6.625%	545,000	722,739

Diageo Investment Corp.
09/15/22	8.000%	865,000	1,228,324

Diageo Investment Corp.(c)
05/11/22	2.875%	900,000	924,527

General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	168,989

HJ Heinz Co. Senior Unsecured
07/15/28	6.375%	350,000	426,755

Kellogg Co. Senior Unsecured(c)
05/17/22	3.125%	667,000	678,060

Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	1,675,000	2,031,236
08/23/18	6.125%	400,000	486,762
08/11/37	7.000%	405,000	532,940
02/01/38	6.875%	200,000	261,562

PepsiCo, Inc.
Senior Unsecured
03/01/14	3.750%	800,000	839,191
11/01/18	7.900%	133,000	177,687

PepsiCo, Inc.(c)
Senior Unsecured
08/25/21	3.000%	838,000	867,167

SABMiller PLC Senior Unsecured(a)
01/15/14	5.700%	960,000	1,026,171

Total			14,685,017

Gas Distributors 0.2%
AGL Capital Corp.
07/15/16	6.375%	800,000	923,350

Atmos Energy Corp. Senior Unsecured
03/15/19	8.500%	346,000	462,855

Boston Gas Co. Senior Unsecured(a)
02/15/42	4.487%	359,000	379,057

San Diego Gas & Electric Co.
1st Mortgage
06/01/26	6.000%	525,000	691,713
05/15/40	5.350%	21,000	26,961

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Sempra Energy
Senior Unsecured
06/15/18	6.150%	370,000	446,638
02/15/19	9.800%	1,672,000	2,317,506

Total			5,248,080

Gas Pipelines 0.2%
ANR Pipeline Co. Senior Unsecured
11/01/21	9.625%	200,000	300,375

CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	395,000	462,252

NiSource Finance Corp.
01/15/19	6.800%	377,000	451,957
09/15/20	5.450%	225,000	252,433
02/01/42	5.800%	381,000	420,749

Nisource Finance Corp.
02/15/23	3.850%	237,000	236,771

Spectra Energy Capital LLC(c)
10/01/19	8.000%	745,000	954,387

TransCanada PipeLines Ltd.
Senior Unsecured
01/15/19	7.125%	677,000	866,380
10/15/37	6.200%	500,000	644,877

Total			4,590,181

Health Care —%
Medco Health Solutions, Inc. Senior Unsecured
03/15/18	7.125%	500,000	616,893

Healthcare Insurance —%
Aetna, Inc. Senior Unsecured
12/15/37	6.750%	590,000	771,893

Independent Energy 0.3%
Alberta Energy Co., Ltd. Senior Unsecured
11/01/31	7.375%	695,000	820,489

Anadarko Finance Co.
05/01/31	7.500%	1,070,000	1,347,061

Apache Corp.
Senior Unsecured
09/15/18	6.900%	750,000	942,122
04/15/22	3.250%	88,000	91,891
04/15/43	4.750%	268,000	297,687

Burlington Resources, Inc.
03/15/25	8.200%	300,000	427,793

The accompanying Notes to Financial Statements are an integral part of this statement.

142	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Canadian Natural Resources Ltd. Senior Unsecured
06/30/33	6.450%	699,000	848,690

Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,050,000	1,288,224

Occidental Petroleum Corp. Senior Unsecured(c)
02/15/17	1.750%	244,000	248,117

Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	795,000	975,449

Total			7,287,523

Integrated Energy 0.4%
BG Energy Capital PLC(a)
10/15/41	5.125%	200,000	220,667

BP Capital Markets PLC
03/10/15	3.875%	1,450,000	1,553,827
05/06/22	3.245%	715,000	740,304

Burlington Resources Finance Co.
12/01/31	7.400%	530,000	749,367

ConocoPhillips
Senior Unsecured
07/15/18	6.650%	605,000	757,326
03/30/29	7.000%	475,000	624,377

Shell International Finance BV
09/22/19	4.300%	1,000,000	1,160,323
03/25/20	4.375%	400,000	465,787
12/15/38	6.375%	480,000	679,245

Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	770,000	911,959

Tosco Corp. Senior Unsecured
02/15/30	8.125%	775,000	1,162,598

Total Capital International Sa
06/28/17	1.550%	311,000	311,728

Total Capital SA
03/15/16	2.300%	1,170,000	1,214,597

Total			10,552,105

Life Insurance 0.9%
AIG SunAmerica Global Financing X Senior Secured(a)
03/15/32	6.900%	585,000	706,032

ASIF Global Financing XIX Senior Secured(a)
01/17/13	4.900%	2,524,000	2,547,110

Aflac, Inc.
Senior Unsecured
08/15/40	6.450%	267,000	309,131

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Aflac, Inc.(c)
Senior Unsecured
02/15/17	2.650%	98,000	100,265
05/15/19	8.500%	761,000	993,418
02/15/22	4.000%	78,000	81,093

Jackson National Life Global Funding(a)
Senior Secured
05/08/13	5.375%	1,425,000	1,475,298
06/01/18	4.700%	600,000	659,207

Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	140,000	145,587

Lincoln National Corp.(c)
Senior Unsecured
03/15/22	4.200%	445,000	444,631

MassMutual Global Funding II(a)
Senior Secured
07/16/12	3.625%	770,000	770,909
04/05/17	2.000%	670,000	673,903

MassMutual Global Funding II(a)(c)
Senior Secured
09/28/15	2.300%	290,000	298,148

Metropolitan Life Global Funding I(a)
Secured
01/11/16	3.125%	855,000	895,791
06/14/18	3.650%	900,000	958,228
Senior Secured
01/11/13	2.500%	1,000,000	1,009,355
01/10/14	2.000%	565,000	570,773
04/11/22	3.875%	1,049,000	1,089,187

Metropolitan Life Global Funding I(a)(c)
Senior Secured
06/10/14	5.125%	1,450,000	1,554,928

Nationwide Mutual Insurance Co.(a)
Subordinated Notes
04/15/34	6.600%	290,000	283,194
08/15/39	9.375%	1,170,000	1,539,340

New York Life Global Funding Senior Secured(a)(c)
05/04/15	3.000%	1,830,000	1,924,842

Pacific Life Global Funding Senior Secured(a)
04/15/13	5.150%	700,000	722,075

Pacific Life Insurance Co. Subordinated Notes(a)
06/15/39	9.250%	385,000	488,943

Principal Life Income Funding Trusts Senior Secured
12/14/12	5.300%	1,270,000	1,295,702

Prudential Insurance Co. of America (The) Senior Subordinated Notes(a)
07/01/25	8.300%	615,000	809,967

Total			22,347,057

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	143

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Media Cable 0.4%
COX Communications, Inc. Senior Unsecured(a)(c)
03/01/39	8.375%	420,000	591,063

Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,695,911

Comcast Cable Communications LLC
05/01/17	8.875%	753,000	972,892

Comcast Corp.
11/15/35	6.500%	670,000	815,239
03/15/37	6.450%	1,315,000	1,599,169

DIRECTV Holdings LLC/Financing Co., Inc.
08/15/40	6.000%	875,000	953,508
03/01/41	6.375%	425,000	486,599

Time Warner Cable, Inc.
02/14/14	8.250%	830,000	924,107
07/01/18	6.750%	865,000	1,053,728
02/14/19	8.750%	662,000	880,178
05/01/37	6.550%	580,000	687,777

Total			10,660,171

Media Non-Cable 0.2%
CBS Corp.
07/30/30	7.875%	795,000	1,021,608
07/01/42	4.850%	1,075,000	1,052,165

News America, Inc.
05/18/18	7.250%	375,000	449,647
10/30/25	7.700%	400,000	496,518
04/30/28	7.300%	350,000	407,943
12/15/34	6.200%	450,000	511,968

Thomson Reuters Corp.
07/15/18	6.500%	725,000	894,507

Total			4,834,356

Metals 0.2%
BHP Billiton Finance USA Ltd.
04/01/14	5.500%	1,100,000	1,191,566
02/24/15	1.000%	157,000	157,269
02/24/17	1.625%	229,000	230,574

Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured(c)
03/01/17	2.150%	917,000	904,113

Nucor Corp. Senior Unsecured(c)
12/01/37	6.400%	250,000	341,834

Placer Dome, Inc. Senior Unsecured
10/15/35	6.450%	380,000	437,622

Rio Tinto Finance U.S.A. Ltd.
09/20/21	3.750%	1,104,000	1,185,793

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Rio Tinto Finance USA Ltd.
05/01/14	8.950%	495,000	565,229
05/01/19	9.000%	390,000	533,237
11/02/20	3.500%	300,000	319,161

Total			5,866,398

Non-Captive Consumer —%
HSBC Finance Corp. Senior Unsecured(c)
01/19/16	5.500%	1,090,000	1,180,412

Non-Captive Diversified 0.6%
General Electric Capital Corp.
Senior Unsecured
09/15/17	5.625%	3,400,000	3,901,752
05/01/18	5.625%	5,000,000	5,747,700
08/07/19	6.000%	2,400,000	2,808,182
Subordinated Notes
02/11/21	5.300%	292,000	327,736

General Electric Capital Corp.(c)
Senior Unsecured
01/07/21	4.625%	300,000	329,971
03/15/32	6.750%	505,000	625,282

General Electric Capital Corp.(c)(d)
Senior Unsecured
02/15/17	0.637%	1,250,000	1,176,269

General Electric Capital Corp.(e)
07/02/15	1.625%	1,000,000	999,070

Total			15,915,962

Oil Field Services 0.1%
Cameron International Corp. Senior Unsecured
04/30/15	1.600%	296,000	296,211

Nabors Industries, Inc.
02/15/18	6.150%	400,000	459,023

Noble Holding International Ltd.
03/15/22	3.950%	96,000	97,074

Schlumberger Investment SA(a)
09/14/21	3.300%	344,000	360,407

Transocean, Inc.
11/15/20	6.500%	810,000	918,774

Transocean, Inc.(c)
12/15/21	6.375%	124,000	141,827
12/15/41	7.350%	67,000	81,063

Weatherford International Ltd.(c)
04/15/22	4.500%	111,000	113,764
04/15/42	5.950%	125,000	131,488

Total			2,599,631

The accompanying Notes to Financial Statements are an integral part of this statement.

144	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Other Financial Institutions 0.1%
CME Group, Inc. Senior Unsecured
02/15/14	5.750%	326,000	351,470

Nomura Holdings, Inc.
Senior Unsecured
03/04/15	5.000%	600,000	622,922
01/19/16	4.125%	650,000	661,430
03/04/20	6.700%	400,000	443,183

Total			2,079,005

Other Utility —%
GTE Corp.(c)
04/15/18	6.840%	840,000	1,028,822

Pharmaceuticals 0.1%
Wyeth LLC
02/01/14	5.500%	1,200,000	1,291,554

Property & Casualty 0.3%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	704,811

Allstate Life Global Funding Trusts Senior Secured
04/30/13	5.375%	1,050,000	1,092,433

Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	347,531

Berkshire Hathaway Finance Corp.(c)
05/15/18	5.400%	2,200,000	2,598,215
01/15/40	5.750%	385,000	466,981

Berkshire Hathaway, Inc. Senior Unsecured(c)
08/15/21	3.750%	488,000	520,589

NA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	659,823
08/15/16	6.500%	300,000	337,582

Travelers Property Casualty Corp. Senior Unsecured
04/15/26	7.750%	605,000	811,926

Total			7,539,891

Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
05/01/40	5.750%	790,000	941,941

Burlington Northern Santa Fe LLC(c)
Senior Unsecured
03/15/22	3.050%	217,000	218,953
03/15/42	4.400%	500,000	503,498

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CSX Corp.
Senior Unsecured
06/01/21	4.250%	215,000	235,007

CSX Corp.(c)
Senior Unsecured
05/01/17	7.900%	625,000	778,326
02/01/19	7.375%	815,000	1,039,636

Norfolk Southern Corp.
Senior Unsecured
05/17/29	5.640%	230,000	275,717
02/15/31	7.250%	515,000	713,365
05/23/11	6.000%	1,072,000	1,282,647

Union Pacific Corp.
Senior Unsecured
01/31/13	5.450%	308,000	316,400
07/15/22	4.163%	849,000	945,862

Total			7,251,352

REITs 0.3%
CommonWealth REIT Senior Unsecured
08/15/16	6.250%	1,030,000	1,086,909

ERP Operating LP
Senior Unsecured
09/15/14	5.250%	275,000	296,268
08/01/16	5.375%	500,000	560,032

ERP Operating LP(c)
Senior Unsecured
12/15/21	4.625%	543,000	589,792

HCP, Inc. Senior Unsecured
02/01/19	3.750%	302,000	301,470

Simon Property Group LP
Senior Unsecured
02/01/15	4.200%	1,000,000	1,054,263

Simon Property Group LP(c)
Senior Unsecured
05/30/18	6.125%	900,000	1,064,917

WEA Finance LLC/WT Finance Australia Propriety Ltd.(a)
09/02/19	6.750%	1,407,000	1,660,081

Total			6,613,732

Retailers 0.1%
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	534,473

CVS Pass-Through Trust Pass-Through Certificates(a)
01/10/34	5.926%	550,805	598,144

Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	820,000	849,937

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	145

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Staples, Inc.
01/15/14	9.750%	100,000	111,771

Target Corp.
11/01/32	6.350%	150,000	199,035
Senior Unsecured
01/15/38	7.000%	225,000	316,064

Total			2,609,424

Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	358,648
01/15/20	6.150%	440,000	526,869
04/01/31	7.500%	1,220,000	1,586,841

Total			2,472,358

Supranational 0.1%
African Development Bank
09/01/19	8.800%	1,700,000	2,308,068

Corp. Andina de Fomento Senior Unsecured
01/15/16	3.750%	1,192,000	1,238,773

Total			3,546,841

Technology 0.6%
Arrow Electronics, Inc. Senior Unsecured
04/01/20	6.000%	760,000	833,224

Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,807,385

Dell, Inc.
Senior Unsecured
04/15/28	7.100%	390,000	490,562

Dell, Inc.(c)
Senior Unsecured
04/01/16	3.100%	853,000	903,359

HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	370,930

Hewlett-Packard Co. Senior Unsecured
03/01/14	6.125%	750,000	805,006

International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	993,000	1,021,498
10/15/18	7.625%	640,000	852,660
08/01/27	6.220%	655,000	855,952

International Business Machines Corp.(c)
Senior Unsecured
11/29/32	5.875%	500,000	661,886

Intuit, Inc. Senior Unsecured
03/15/17	5.750%	1,100,000	1,258,902

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Microsoft Corp.(c)
Senior Unsecured
09/25/15	1.625%	360,000	372,295
10/01/40	4.500%	518,000	595,467

National Semiconductor Corp.
Senior Unsecured
04/15/15	3.950%	565,000	612,099
06/15/17	6.600%	1,115,000	1,378,345

Oracle Corp.
Senior Unsecured
04/15/38	6.500%	280,000	382,050
07/08/39	6.125%	339,000	443,348
07/15/40	5.375%	155,000	189,911

Pitney Bowes, Inc.(c)
Senior Unsecured
08/15/14	4.875%	882,000	918,943
03/15/18	5.600%	150,000	155,747

Xerox Corp.
Senior Unsecured
02/01/17	6.750%	500,000	581,373

Xerox Corp.(c)
Senior Unsecured
12/15/19	5.625%	475,000	535,332

Total			16,026,274

Transportation Services —%
United Parcel Service of America, Inc. Senior Unsecured(d)
04/01/30	8.375%	225,000	329,985

Wireless 0.1%
Centel Capital Corp.
10/15/19	9.000%	350,000	407,541

Vodafone Group PLC Senior Unsecured
03/20/17	1.625%	2,200,000	2,200,381

Total			2,607,922

Wirelines 0.8%
AT&T Corp.
11/15/31	8.000%	54,000	80,007

AT&T, Inc.
Senior Unsecured
05/15/21	4.450%	600,000	679,208
01/15/38	6.300%	750,000	934,787
05/15/38	6.400%	775,000	971,975
09/01/40	5.350%	1,821,000	2,089,894

AT&T, Inc.(c)
Senior Unsecured
02/15/19	5.800%	1,000,000	1,219,662

Bellsouth Capital Funding Corp. Senior Unsecured
07/15/97	7.120%	870,000	1,065,176

The accompanying Notes to Financial Statements are an integral part of this statement.

146	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

British Telecommunications PLC
06/22/15	2.000%	205,000	207,817
Senior Unsecured
12/15/30	9.625%	150,000	225,590

CenturyLink, Inc.
Senior Unsecured
09/15/39	7.600%	600,000	579,427

CenturyLink, Inc.(c)
Senior Unsecured
06/15/21	6.450%	900,000	936,518

Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	632,072
06/15/30	8.750%	290,000	402,530

Deutsche Telekom International Finance BV(a)
03/06/17	2.250%	150,000	148,218
03/06/42	0.000%	150,000	142,506

France Telecom SA Senior Unsecured
03/01/31	8.500%	790,000	1,108,709

Qwest Corp. Senior Unsecured(c)
12/01/21	6.750%	1,063,000	1,196,068

Telecom Italia Capital SA
09/30/14	4.950%	300,000	297,750

Telecom Italia Capital SA(c)
06/04/18	6.999%	700,000	696,500

Telefonica Emisiones SAU
06/20/16	6.421%	790,000	758,087
07/03/17	6.221%	1,000,000	938,793
02/16/21	5.462%	120,000	103,518

Verizon Communications, Inc.
Senior Unsecured
02/15/16	5.550%	1,500,000	1,721,806
02/15/38	6.400%	180,000	233,743
03/01/39	8.950%	230,000	378,830

Verizon Communications, Inc.(c)
Senior Unsecured
02/15/18	5.500%	250,000	295,912
11/01/18	8.750%	1,409,000	1,936,732

Verizon Global Funding Corp. Senior Unsecured
12/01/30	7.750%	1,530,000	2,158,112

Total			22,139,947

Total Corporate Bonds & Notes (Cost: $346,831,373)			364,048,352

Residential Mortgage-Backed Securities — Agency 31.7%
Federal Home Loan Banks CMO Series 2015-TQ Class A(f)
10/20/15	5.065%	1,748,575	1,887,314

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.(b)(f)(g)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	1,037,673	1,008,100

CMO PO Series 2235 Class KP
06/15/30	0.000%	764,439	745,896

CMO PO Series 2587 Class CO
03/15/32	0.000%	243,852	243,519

CMO PO Series 2725 Class OP
10/15/33	0.000%	500,620	492,717

CMO PO Series 2777 Class KO
02/15/33	0.000%	1,239,519	1,218,475

CMO PO Series 2967 Class EA
04/15/20	0.000%	490,793	478,994

CMO PO Series 3077 Class TO
04/15/35	0.000%	906,753	870,261

CMO PO Series 3100 Class PO
01/15/36	0.000%	1,263,793	1,172,033

CMO PO Series 3117 Class OG
02/15/36	0.000%	893,817	857,443

CMO PO Series 3136 Class PO
04/15/36	0.000%	656,884	625,660

CMO PO Series 3200 Class PO
08/15/36	0.000%	957,865	852,584

CMO PO Series 3316 Class JO
05/15/37	0.000%	489,304	443,012

CMO PO Series 3393 Class JO
09/15/32	0.000%	967,410	858,333

CMO PO Series 3510 Class OD
02/15/37	0.000%	1,143,252	1,071,096

CMO PO Series 3607 Class AO
04/15/36	0.000%	1,300,000	1,162,423

CMO PO Series 3607 Class EO
02/15/33	0.000%	595,403	563,352

CMO PO Series 3607 Class PO
05/15/37	0.000%	1,135,587	1,062,976

CMO PO Series 3607 Class TO
10/15/39	0.000%	1,280,481	1,211,364

CMO PO Series 3621 Class BO
01/15/40	0.000%	810,485	769,934

CMO PO Series 3623 Class LO
01/15/40	0.000%	1,416,180	1,242,839

Federal Home Loan Mortgage Corp.(e)(f)
06/01/42	3.500%	5,889,699	6,200,368
06/01/42	4.000%	6,000,000	6,461,250

Federal Home Loan Mortgage Corp.(d)(f)
07/01/36	5.062%	727,877	780,495
11/01/36	6.045%	1,380,394	1,467,514

CMO Series 2551 Class NS
01/15/33	14.040%	1,044,392	1,305,802

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	147

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 3102 Class FB
01/15/36	0.542%	874,133	874,936

CMO Series 3147 Class PF
04/15/36	0.542%	1,602,687	1,603,705

CMO Series 3229 Class AF
08/15/23	0.492%	1,355,381	1,355,408

CMO Series 3523 Class SD
06/15/36	18.998%	520,011	711,542

CMO Series 3549 Class FA
07/15/39	1.442%	1,016,491	1,022,541

CMO Series 3688 Class CU
11/15/21	6.794%	1,742,920	1,901,369

CMO Series 3688 Class GT
11/15/46	7.159%	2,005,887	2,276,072

CMO Series 3804 Class FN
03/15/39	0.692%	1,534,416	1,537,951

CMO Series 3852 Class QN
05/15/41	5.500%	1,906,829	2,001,769

CMO Series 3966 Class BF
10/15/40	0.742%	3,648,321	3,653,795

CMO Series 3997 Class PF
11/15/39	0.692%	2,440,225	2,442,122

CMO Series 4001 Class NF
01/15/39	0.742%	1,469,984	1,471,174

CMO Series 4012 Class FN
03/15/42	0.742%	4,445,004	4,454,191

CMO Series 4048 Class FB
10/15/41	0.642%	4,966,285	4,967,607

CMO Series 4048 Class FJ
07/15/37	0.640%	5,000,000	4,982,237

Federal Home Loan Mortgage Corp.(d)(f)(h)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.458%	4,792,317	689,903

CMO IO Series 3385 Class SN
11/15/37	5.758%	1,771,773	213,749

CMO IO Series 3451 Class SA
05/15/38	5.808%	3,356,658	408,047

CMO IO Series 3531 Class SM
05/15/39	5.858%	3,213,034	447,009

CMO IO Series 3608 Class SC
12/15/39	6.008%	5,048,357	767,898

CMO IO Series 3740 Class SB
10/15/40	5.758%	2,762,801	542,876

CMO IO Series 3740 Class SC
10/15/40	5.758%	4,431,487	980,600

CMO IO Series 3802 Class LS
01/15/40	4.196%	6,670,414	340,738

Federal Home Loan Mortgage Corp.(f)
05/01/41	4.500%	8,149,862	8,717,849

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

05/01/36-08/01/40	5.000%	9,345,535	10,119,271
02/01/24-05/01/38	5.500%	11,777,537	12,808,549
09/01/21-09/01/37	6.000%	20,495,944	22,504,123
11/01/22-10/17/38	6.500%	8,128,832	9,122,397
09/01/37-05/01/38	7.500%	956,589	1,116,779

CMO Series 2127 Class PG
02/15/29	6.250%	1,219,852	1,371,029

CMO Series 2165 Class PE
06/15/29	6.000%	583,817	652,205

CMO Series 2326 Class ZQ
06/15/31	6.500%	2,412,126	2,727,503

CMO Series 2399 Class TH
01/15/32	6.500%	1,271,514	1,395,683

CMO Series 2517 Class Z
10/15/32	5.500%	1,557,985	1,720,645

CMO Series 2545 Class HG
12/15/32	5.500%	2,322,006	2,568,667

CMO Series 2557 Class HL
01/15/33	5.300%	1,630,047	1,799,571

CMO Series 2568 Class KG
02/15/23	5.500%	3,724,837	4,084,582

CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,441,462

CMO Series 2594 Class DJ
10/15/30	4.250%	230,709	232,183

CMO Series 2597 Class AE
04/15/33	5.500%	1,993,035	2,167,861

CMO Series 2752 Class EZ
02/15/34	5.500%	3,159,562	3,597,740

CMO Series 2764 Class UE
10/15/32	5.000%	1,250,000	1,338,668

CMO Series 2764 Class ZG
03/15/34	5.500%	2,358,860	2,652,548

CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,659,792

CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,202,378

CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,750,643

CMO Series 2986 Class CH
06/15/25	5.000%	3,101,004	3,392,654

CMO Series 2989 Class TG
06/15/25	5.000%	2,314,397	2,524,362

CMO Series 3075 Class PD
01/15/35	5.500%	1,250,000	1,364,933

CMO Series 3101 Class UZ
01/15/36	6.000%	2,202,308	2,512,001

CMO Series 3107 Class BN
02/15/36	5.750%	1,264,151	1,297,686

The accompanying Notes to Financial Statements are an integral part of this statement.

148	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 3123 Class AZ
03/15/36	6.000%	3,125,310	3,579,630

CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,795,807

CMO Series 3151 Class PD
11/15/34	6.000%	1,038,479	1,083,797

CMO Series 3164 Class MG
06/15/36	6.000%	1,760,599	1,977,022

CMO Series 3171 Class MG
08/15/34	6.000%	3,900,000	4,088,807

CMO Series 3195 Class PD
07/15/36	6.500%	2,396,324	2,688,861

CMO Series 3200 Class AY
08/15/36	5.500%	2,500,000	2,786,522

CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,612,336

CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,198,046

CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,526,860

CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,325,256

CMO Series 3402 Class NC
12/15/22	5.000%	1,500,000	1,676,622

CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,288,455

CMO Series 3453 Class B
05/15/38	5.500%	1,650,000	1,809,586

CMO Series 3461 Class Z
06/15/38	6.000%	3,811,467	4,575,178

CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,645,078

CMO Series 3666 Class VA
12/15/22	5.500%	2,633,044	2,871,586

CMO Series 3680 Class MA
07/15/39	4.500%	4,344,073	4,755,004

CMO Series 3682 Class BH
08/15/36	5.500%	2,800,000	2,911,405

CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,282,288

CMO Series 3687 Class MA
02/15/37	4.500%	2,970,440	3,178,924

CMO Series 3704 Class CT
12/15/36	7.000%	3,808,090	4,458,334

CMO Series 3704 Class DT
11/15/36	7.500%	3,729,515	4,380,264

CMO Series 3704 Class ET
12/15/36	7.500%	3,063,179	3,563,189

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,353,157

CMO Series 3720 Class A
09/15/25	4.500%	2,097,707	2,263,006

CMO Series 3819 Class ZQ
04/15/36	6.000%	3,233,048	3,743,095

CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,153,470

CMO Series 3957 Class B
11/15/41	4.000%	1,454,535	1,567,963

CMO Series 3966 Class NA
12/15/41	4.000%	2,394,428	2,569,044

CMO Series R004 Class VG
08/15/21	6.000%	1,400,000	1,447,748

CMO Series R006 Class ZA
04/15/36	6.000%	2,458,881	2,846,795

CMO Series R007 Class ZA
05/15/36	6.000%	4,824,213	5,646,290

Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	2,290,607	2,590,245

CMO Series T-62 Class 1A1
10/25/44	1.315%	1,613,830	1,616,135

Federal Home Loan Mortgage Corp.(f)(h)
CMO IO Series 3688 Class NI
04/15/32	5.000%	3,576,879	440,872

CMO IO Series 3714 Class IP
08/15/40	5.000%	3,483,924	552,182

CMO IO Series 3739 Class LI
03/15/34	4.000%	5,933,642	472,883

CMO IO Series 3747 Class HI
07/15/37	4.500%	7,259,302	830,554

CMO IO Series 3756 Class IP
08/15/35	4.000%	4,310,750	264,733

CMO IO Series 3760 Class GI
10/15/37	4.000%	3,538,178	327,811

CMO IO Series 3772 Class IO
09/15/24	3.500%	3,765,629	241,259

CMO IO Series 3779 Class IH
11/15/34	4.000%	3,460,592	280,374

CMO IO Series 3800 Class AI
11/15/29	4.000%	4,390,285	426,107

Federal National Mortgage Association(b)(f)(g)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	882,020	834,033

CMO PO STRIPS Series 300 Class 1
09/01/24	0.000%	840,119	781,904

CMO PO Series 2000-18 Class EC
10/25/23	0.000%	322,806	303,311

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	149

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO PO Series 2003-128 Class NO
01/25/19	0.000%	332,582	328,957

CMO PO Series 2003-23 Class QO
01/15/32	0.000%	204,932	204,385

CMO PO Series 2004-46 Class EP
03/25/34	0.000%	851,761	800,170

CMO PO Series 2004-61 Class BO
10/25/32	0.000%	663,321	646,523

CMO PO Series 2006-113 Class PO
07/25/36	0.000%	582,461	565,501

CMO PO Series 2006-15 Class OP
03/25/36	0.000%	748,400	704,925

CMO PO Series 2006-56 Class OA
10/25/24	0.000%	817,283	814,587

CMO PO Series 2006-60 Class CO
06/25/35	0.000%	918,088	887,678

CMO PO Series 2006-60 Class DO
04/25/35	0.000%	1,025,447	997,867

CMO PO Series 2006-86 Class OB
09/25/36	0.000%	1,688,770	1,563,815

CMO PO Series 2009-113 Class AO
01/25/40	0.000%	961,740	939,239

CMO PO Series 2009-69 Class PO
09/25/39	0.000%	653,257	618,481

CMO PO Series 2009-86 Class BO
03/25/37	0.000%	647,884	621,359

CMO PO Series 2009-86 Class OT
10/25/37	0.000%	1,895,611	1,769,683

CMO PO Series 2010-39 Class OT
10/25/35	0.000%	812,775	746,266

CMO PO Series 2010-68 Class CO
07/25/40	0.000%	1,398,797	1,352,860

CMO PO Series 314 Class 1
07/01/31	0.000%	773,885	744,272

CMO PO Series 3151 Class PO
05/15/36	0.000%	858,695	830,045

Federal National Mortgage Association(e)(f)
06/01/19	0.000%	2,500,000	2,537,202
08/10/42	0.795%	2,000,000	2,001,250
07/25/42	1.400%	3,500,000	3,508,750
07/27/42	1.940%	2,000,000	2,002,500
08/30/42	2.030%	5,000,000	5,015,500
07/13/42	2.200%	10,000,000	10,187,500
07/30/42	2.370%	5,000,000	5,125,000
07/30/42	2.640%	4,200,000	4,231,500
08/02/42	2.650%	7,000,000	6,982,500
07/14/42-07/23/42	2.670%	8,000,000	8,066,250
07/23/42	2.690%	10,000,000	10,050,000
08/08/42	2.720%	4,650,000	4,702,312
07/31/42	2.750%	6,553,000	6,659,486
07/30/42	2.760%	3,300,000	3,349,500

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

07/20/42-07/24/42	2.790%	6,073,000	6,164,277
08/10/42	2.830%	4,000,000	4,055,000
09/20/42	2.900%	2,000,000	2,047,500
07/01/42	4.000%	2,000,000	2,159,472

Federal National Mortgage Association(d)(f)
04/01/22	0.849%	2,000,000	2,003,876
01/01/19	0.979%	1,093,694	1,096,332
04/01/22	1.009%	1,500,000	1,499,640
03/01/36	3.208%	2,010,819	2,136,060
12/25/33	13.610%	761,892	911,263

CMO Class 2005-SV Series 75
09/25/35	23.219%	663,388	976,303

CMO Series 2003-129 Class FD
01/25/24	0.745%	1,161,326	1,166,718

CMO Series 2003-W8 Class 3F1
05/25/42	0.645%	677,210	674,331

CMO Series 2004-36 Class FA
05/25/34	0.645%	1,056,935	1,058,724

CMO Series 2005-74 Class SK
05/25/35	19.456%	732,115	1,064,823

CMO Series 2005-W3 Class 2AF
03/25/45	0.465%	1,844,610	1,834,059

CMO Series 2006-56 Class FC
07/25/36	0.535%	1,117,711	1,118,121

CMO Series 2006-56 Class PF
07/25/36	0.595%	869,180	870,863

CMO Series 2007-101 Class A2
06/27/36	0.495%	3,759,503	3,716,786

CMO Series 2007-108 Class AN
11/25/37	8.511%	1,086,638	1,291,099

CMO Series 2007-54 Class PF
06/25/37	0.465%	1,706,997	1,705,054

CMO Series 2010-28 Class BS
04/25/40	11.036%	760,445	852,997

CMO Series 2010-35 Class SJ
04/25/40	16.849%	1,000,000	1,571,244

CMO Series 2010-49 Class SC
03/25/40	12.170%	1,919,945	2,293,690

CMO Series 2010-61 Class WA
06/25/40	5.939%	583,649	642,975

CMO Series 2011-101 Class FM
01/25/41	0.795%	1,842,148	1,848,435

CMO Series 2011-124 Class JF
02/25/41	0.645%	1,563,171	1,563,569

CMO Series 2011-2 Class WA
02/25/51	5.750%	1,742,241	1,916,272

CMO Series 2011-43 Class WA
05/25/51	5.894%	2,213,416	2,461,910

CMO Series 2011-75 Class FA
08/25/41	0.795%	1,457,926	1,465,235

The accompanying Notes to Financial Statements are an integral part of this statement.

150	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2012-14 Class FG
07/25/40	0.645%	2,924,790	2,925,495

CMO Series 2012-47 Class HF
05/25/27	0.645%	9,778,959	9,799,352

CMO Series 2012-58 Class FA
03/25/39	0.745%	3,493,409	3,498,923

Series 2003-W16 Class AF5
09/25/33	4.607%	1,905,497	1,905,502

Federal National Mortgage Association(d)(f)(h)
CMO IO Series 1996-4 Class SA
02/25/24	8.250%	398,164	83,691

CMO IO Series 2005-18 Class SK
03/25/35	6.505%	5,612,255	246,412

CMO IO Series 2006-117 Class GS
12/25/36	6.405%	2,058,703	301,490

CMO IO Series 2006-58 Class IG
07/25/36	6.275%	4,536,179	666,155

CMO IO Series 2006-94 Class GI
10/25/26	6.405%	3,273,052	505,214

CMO IO Series 2007-109 Class PI
12/25/37	6.105%	4,692,000	720,791

CMO IO Series 2007-65 Class KI
07/25/37	6.375%	2,841,356	383,109

CMO IO Series 2007-72 Class EK
07/25/37	6.155%	8,194,760	1,284,205

CMO IO Series 2007-W7 Class 2A2
07/25/37	6.285%	3,702,761	792,426

CMO IO Series 2009-112 Class ST
01/25/40	6.005%	3,491,693	449,854

CMO IO Series 2009-17 Class QS
03/25/39	6.405%	2,303,233	355,660

CMO IO Series 2009-37 Class KI
06/25/39	5.755%	9,237,662	1,231,249

CMO IO Series 2009-68 Class SA
09/25/39	6.505%	3,671,030	548,107

CMO IO Series 2010-125 Class SA
11/25/40	4.195%	7,797,267	824,913

CMO IO Series 2010-35 Class SB
04/25/40	6.175%	2,880,663	352,777

CMO IO Series 2010-42 Class S
05/25/40	6.155%	2,807,738	383,102

CMO IO Series 2010-68 Class SA
07/25/40	4.755%	6,852,264	1,235,345

CMO IO Series 2011-30 Class LS
04/25/41	4.673%	7,235,597	514,306

Federal National Mortgage Association(f)
04/01/20	4.000%	512,171	541,494
10/01/19-08/01/40	5.000%	13,472,183	14,609,845
10/01/21-10/01/39	5.500%	37,309,515	40,848,152

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

10/01/19-11/01/48	6.000%	37,633,709	41,302,157
02/01/24-02/01/39	6.500%	23,780,916	26,896,716
04/01/37-01/01/39	7.000%	7,413,312	8,592,569
05/01/22-08/01/37	7.500%	1,242,982	1,426,071

CMO Series 1999-7 Class AB
03/25/29	6.000%	1,128,862	1,262,072

CMO Series 2001-60 Class PX
11/25/31	6.000%	1,623,659	1,824,102

CMO Series 2002-50 Class ZA
05/25/31	6.000%	6,211,480	6,945,435

CMO Series 2002-78 Class Z
12/25/32	5.500%	2,684,793	2,965,687

CMO Series 2003-23 Class EQ
04/25/23	5.500%	2,000,000	2,313,673

CMO Series 2003-56 Class AZ
08/25/31	5.500%	954,299	973,122

CMO Series 2003-88 Class WA
09/25/18	4.500%	348,596	353,316

CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,102,294	3,649,108

CMO Series 2004-65 Class LT
08/25/24	4.500%	1,696,353	1,839,173

CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,302,344

CMO Series 2005-118 Class PN
01/25/32	6.000%	3,063,357	3,162,990

CMO Series 2005-121 Class DX
01/25/26	5.500%	2,000,000	2,275,491

CMO Series 2005-67 Class EY
08/25/25	5.500%	1,351,275	1,498,494

CMO Series 2006-102 Class MD
01/25/35	6.000%	2,000,000	2,137,861

CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,796,716

CMO Series 2006-16 Class HZ
03/25/36	5.500%	10,616,830	11,927,889

CMO Series 2006-74 Class DV
08/25/23	6.500%	1,825,000	1,914,786

CMO Series 2006-W3 Class 2A
09/25/46	6.000%	1,063,053	1,195,978

CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,983,310	2,339,646

CMO Series 2007-116 Class PB
08/25/35	5.500%	1,200,000	1,357,677

CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,376,030	1,654,978

CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,362,612

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	151

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2007-76 Class PD
03/25/36	6.000%	1,729,291	1,815,139

CMO Series 2007-76 Class ZG
08/25/37	6.000%	4,026,418	4,781,929

CMO Series 2007-84 Class PE
05/25/34	6.000%	2,000,000	2,069,221

CMO Series 2008-68 Class VB
03/25/27	6.000%	4,365,000	4,671,639

CMO Series 2008-80 Class GP
09/25/38	6.250%	913,878	1,022,120

CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,898,847

CMO Series 2009-60 Class HT
08/25/39	6.000%	3,094,476	3,472,676

CMO Series 2009-79 Class UA
03/25/38	7.000%	763,896	872,987

CMO Series 2009-W1 Class A
12/25/49	6.000%	5,879,394	6,745,762

CMO Series 2010-111 Class AE
04/25/38	5.500%	10,704,114	11,412,400

CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,629,664

CMO Series 2010-133 Class A
05/25/38	5.500%	7,475,660	8,008,190

CMO Series 2010-148 Class MA
02/25/39	4.000%	2,611,046	2,765,280

CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,405,893

CMO Series 2010-47 Class AV
05/25/21	5.000%	4,213,855	4,609,968

CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,302,672

CMO Series 2010-9 Class PC
10/25/39	4.500%	2,500,000	2,604,387

CMO Series 2011-118 Class MT
11/25/41	7.000%	4,363,681	4,965,468

CMO Series 2011-118 Class NT
11/25/41	7.000%	5,321,445	6,034,178

CMO Series 2011-39 Class ZA
11/25/32	6.000%	2,103,686	2,351,230

CMO Series G94-8 Class K
07/17/24	8.000%	624,788	722,168

Federal National Mortgage Association(f)(h)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	974,042	93,874

CMO IO Series 2009-86 Class IP
10/25/39	5.500%	1,618,941	210,672

CMO IO Series 2009-86 Class UI
10/25/14	4.000%	3,911,021	195,219

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO IO Series 2010-155 Class KI
01/25/21	3.000%	5,116,439	365,079

Fontainebleau Miami Beach Trust Series 2012-FBLU Class A(a)(f)
05/05/25	2.887%	1,681,496	1,710,682

Government National Mortgage Association(b)(f)(g)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	751,118	720,888

CMO PO Series 2010-14 Class AO
12/20/32	0.000%	955,447	929,090

CMO PO Series 2010-14 Class EO
06/16/33	0.000%	359,548	356,175

CMO PO Series 2010-157 Class OP
12/20/40	0.000%	2,297,040	2,053,950

Government National Mortgage Association(d)(f)
CMO Series 2007-16 Class NS
04/20/37	22.422%	525,543	761,928

CMO Series 2011-137 Class WA
07/20/40	5.541%	3,666,539	4,159,426

CMO Series 2012-61 Class FM
05/16/42	0.643%	5,973,446	5,987,087

CMO Series 2012-H10 Class FA
04/20/62	0.789%	2,968,952	2,970,597

Government National Mortgage Association(d)(f)(h)
CMO IO Series 2005-3 Class SE
01/20/35	5.856%	3,260,562	523,231

CMO IO Series 2006-38 Class SG
09/20/33	6.406%	3,875,227	301,630

CMO IO Series 2007-26 Class SW
05/20/37	5.956%	5,829,010	892,795

CMO IO Series 2007-40 Class SN
07/20/37	6.436%	3,834,568	596,635

CMO IO Series 2008-62 Class SA
07/20/38	5.906%	2,942,266	430,248

CMO IO Series 2008-76 Class US
09/20/38	5.656%	4,671,602	631,168

CMO IO Series 2008-95 Class DS
12/20/38	7.056%	4,012,298	644,532

CMO IO Series 2009-102 Class SM
06/16/39	6.157%	5,184,437	619,775

CMO IO Series 2009-106 Class ST
02/20/38	5.756%	5,028,774	755,436

CMO IO Series 2009-64 Class SN
07/16/39	5.857%	4,362,944	575,650

CMO IO Series 2009-67 Class SA
08/16/39	5.807%	2,769,483	358,933

CMO IO Series 2009-72 Class SM
08/16/39	6.007%	4,825,862	616,575

CMO IO Series 2009-81 Class SB
09/20/39	5.846%	5,812,938	844,151

The accompanying Notes to Financial Statements are an integral part of this statement.

152	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO IO Series 2009-83 Class TS
08/20/39	5.856%	5,367,896	693,762

CMO IO Series 2010-47 Class PX
06/20/37	6.456%	6,345,454	1,022,726

CMO IO Series 2011-75 Class SM
05/20/41	6.356%	3,772,776	614,863

Government National Mortgage Association(f)
09/15/22	5.000%	1,374,728	1,480,507
09/20/38-08/20/39	6.000%	8,006,360	8,996,034
09/20/38-12/20/38	7.000%	1,080,876	1,269,963

CMO Series 1998-11 Class Z
04/20/28	6.500%	776,604	904,755

CMO Series 1999-16 Class Z
05/16/29	6.500%	719,404	848,825

CMO Series 2002-47 Class PG
07/16/32	6.500%	739,270	868,884

CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,961,098	5,805,206

CMO Series 2003-75 Class ZX
09/20/33	6.000%	3,025,378	3,463,141

CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,505,049

CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,448,316	1,769,565

CMO Series 2006-17 Class JN
04/20/36	6.000%	1,672,898	1,889,808

CMO Series 2006-33 Class NA
01/20/36	5.000%	2,559,932	2,792,097

CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	4,000,395

CMO Series 2007-6 Class LD
03/20/36	5.500%	1,500,000	1,607,141

CMO Series 2007-70 Class TA
08/20/36	5.750%	1,548,731	1,620,852

CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,727,070

CMO Series 2009-104 Class AB
08/16/39	7.000%	2,471,276	3,023,425

CMO Series 2009-2 Class PA
12/20/38	5.000%	1,411,479	1,525,252

CMO Series 2009-44 Class VA
05/16/20	5.500%	2,734,542	2,974,173

CMO Series 2009-89 Class VA
07/20/20	5.000%	2,394,156	2,717,740

CMO Series 2010-130 Class CP
10/16/40	7.000%	2,750,592	3,231,312

CMO Series 2010-14 Class QP
12/20/39	6.000%	2,311,414	2,521,065

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,142,000	2,578,248

Government National Mortgage Association(f)(h)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,898,492	670,076

CMO IO Series 2010-144 Class BI
09/16/37	4.000%	8,894,811	1,088,849

CMO IO Series 2011-56 Class BI
04/16/41	4.500%	1,031,277	18,419

Total Residential Mortgage-Backed Securities — Agency
(Cost: $805,010,978)			832,853,754

Residential Mortgage-Backed Securities — Non-Agency 8.3%
ASG Resecuritization Trust(a)(d)(f)
CMO Series 2009-2 Class G60
05/24/36	5.225%	800,000	776,856

CMO Series 2009-3 Class A65
03/26/37	2.655%	2,107,248	2,072,601

CMO Series 2010-3 Class 2A22
10/28/36	0.448%	653,494	647,104

CMO Series 2010-4 Class 2A20
11/28/36	0.396%	538,995	533,165

CMO Series 2011-1 Class 3A50
11/28/35	2.717%	877,819	847,607

ASG Resecuritization Trust(a)(f)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	1,454,213	1,460,770

American General Mortgage Loan Trust(a)(d)(f)
CMO Series 2009-1 Class A4
09/25/48	5.750%	2,200,000	2,205,482

CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,454,065

CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,611,231

CMO Series 2010-1A Class A1
03/25/58	5.150%	871,796	882,186

BCAP LLC Trust(a)(d)(f)
05/26/41	0.395%	1,989,439	1,762,289
08/26/37	5.000%	1,584,212	1,563,776

CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	1,310,090	1,375,113

CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	1,139,900	1,164,176

CMO Series 2010-RR4 Class 12A1
06/26/36	4.000%	559,819	565,773

CMO Series 2010-RR6 Class 22A3
06/26/36	4.993%	832,442	858,027

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	153

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2010-RR6 Class 5A1
11/26/37	5.436%	437,846	438,556

CMO Series 2010-RR7 Class 15A1
01/26/36	1.045%	489,653	471,857

CMO Series 2010-RR7 Class 16A1
02/26/47	0.847%	829,306	805,935

CMO Series 2010-RR7 Class 1A5
04/26/35	5.016%	860,723	868,666

CMO Series 2010-RR7 Class 2A1
07/26/45	3.071%	1,288,531	1,263,227

CMO Series 2010-RR8 Class 3A3
05/26/35	5.072%	534,913	545,866

CMO Series 2010-RR8 Class 3A4
05/26/35	5.072%	1,000,000	892,533

CMO Series 2011-RR10 Class 2A1
09/01/26	1.111%	2,374,590	2,089,531

CMO Series 2011-RR2 Class 3A3
11/21/35	2.981%	887,436	883,213

CMO Series 2012-RR2 Class 1A1
08/26/36	0.415%	2,240,402	2,121,602

Series 2011-RR5 Class 14A3
07/26/36	2.920%	1,412,041	1,343,204

BCAP LLC Trust(a)(f)
CMO Series 2012-3 Class 2A5
05/26/37	4.930%	2,848,835	2,761,318

Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1(f)
02/25/34	6.000%	958,998	983,861

Banc of America Funding Corp.(a)(d)(f)
CMO Series 2010-R4 Class 5A1
07/26/36	0.395%	259,677	253,553

Banc of America Funding Corp.(a)(f)
CMO Series 2010-R5 Class 1A1
10/26/37	5.500%	1,084,440	1,122,476

Banc of America Funding Corp.(f)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	717,549	735,736

Banc of America Mortgage Securities, Inc.(b)(f)(g)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	961,296	899,783

Banc of America Mortgage Securities, Inc.(d)(f)
CMO Series 2004-C Class 2A2
04/25/34	3.131%	552,270	543,046

Banc of America Mortgage Securities, Inc.(f)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	1,322,657	1,358,759

CMO Series 2004-3 Class 1A26
04/25/34	5.500%	2,200,000	2,261,708

Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1(d)(f)
07/25/33	4.980%	261,795	261,926

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Bear Stearns Alt-A Trust CMO Series 2005-2 Class 1A1(d)(f)
03/25/35	0.745%	671,667	576,358

Bear Stearns Commercial Mortgage Securities CMO IO Series 2007-T26 Class X1(a)(d)(f)(h)
01/12/45	0.091%	85,445,721	473,028

Chase Mortgage Finance Corp.(d)(f)
CMO Series 2007-A1 Class 2A1
02/25/37	2.985%	1,127,946	1,128,512

CMO Series 2007-A1 Class 7A1
02/25/37	2.883%	713,160	698,042

Chase Mortgage Finance Corp.(f)
CMO Series 2003-S2 Class A1
03/25/18	5.000%	465,040	476,325

Chase Mortgage Finance Corp CMO Series 2007-A1 Class 1A3(d)(f)
02/25/37	2.894%	2,645,966	2,653,176

Citicorp Mortgage Securities, Inc. CMO Series 2004-4 Class A4(f)
06/25/34	5.500%	1,389,655	1,457,095

Citigroup Mortgage Loan Trust, Inc.(a)(d)(f)
CMO Series 2008-AR4 Class 1A1A
11/25/38	3.022%	2,029,469	2,013,785

CMO Series 2009-10 Class 1A1
09/25/33	2.450%	1,536,032	1,513,459

CMO Series 2009-11 Class 3A1
05/25/37	5.750%	1,953,359	2,075,841

CMO Series 2010-10 Class 2A1
02/25/36	2.596%	1,454,780	1,442,741

CMO Series 2011-3 Class 1A1
02/25/47	0.325%	697,403	687,995

CMO Series 2011-5 Class 1A1
02/25/46	0.435%	1,322,348	1,215,771

Citigroup Mortgage Loan Trust, Inc.(a)(f)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	8,148,699	8,203,954

CMO Series 2010-8 Class 6A6
12/25/36	4.500%	7,068,137	7,279,729

Citigroup Mortgage Loan Trust, Inc.(f)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	974,029	1,032,883

CMO Series 2005-2 Class 2A11
06/25/35	5.500%	681,556	666,150

Citigroup Mortgage Loan Trust, Inc CMO Series 2010-7 Class 10A1(a)(d)(f)
02/25/35	2.612%	691,729	693,743

Citigroup/Deutsche Bank Commercial Mortgage Trust CMO IO Series 2006-CD2 Class X(a)(d)(f)(h)
01/15/46	0.083%	233,382,667	488,937

The accompanying Notes to Financial Statements are an integral part of this statement.

154	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Countrywide Home Loan Mortgage Pass Through Trust(f)
CMO Series 2003-29 Class A1
08/25/33	5.500%	496,874	511,241

CMO Series 2004-3 Class A26
04/25/34	5.500%	669,065	693,399

Countrywide Home Loan Mortgage Pass-Through Trust(f)
CMO Series 2003-40 Class A5
10/25/18	4.500%	1,297,007	1,341,406

CMO Series 2004-13 Class 1A4
08/25/34	5.500%	1,029,291	1,050,987

CMO Series 2004-5 Class 1A4
06/25/34	5.500%	1,429,045	1,488,828

Credit Suisse First Boston Mortgage Securities Corp.(f)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	679,615	691,720

CMO Series 2003-27 Class 5A4
11/25/33	5.250%	993,689	1,032,276

CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,328,969	1,390,493

CMO Series 2004-5 Class 3A1
08/25/19	5.250%	847,788	871,891

CMO Series 2004-8 Class 1A4
12/25/34	5.500%	1,102,244	1,162,537

Credit Suisse Mortgage Capital Certificates(a)(d)(f)
CMO Series 2010-11R Class A1
06/28/47	1.245%	64,029	63,799

CMO Series 2010-12R Class 14A1
12/26/37	2.748%	736,768	731,871

CMO Series 2010-12R Class 5A1
04/26/37	3.000%	497,363	496,298

CMO Series 2010-15R Class 7A1
10/26/37	2.503%	223,119	220,574

CMO Series 2010-15R Class 7A2
10/26/37	2.503%	250,000	235,453

CMO Series 2010-16 Class A4
06/25/50	4.250%	2,000,000	1,579,794

CMO Series 2010-17R Class 1A1
06/26/36	2.611%	726,352	716,485

CMO Series 2010-17R Class 5A1
07/26/36	2.933%	766,442	763,193

CMO Series 2010-1R Class 5A1
01/27/36	5.000%	709,873	731,888

CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,415,116	2,381,801

CMO Series 2011-1R Class A1
02/27/47	1.245%	2,928,356	2,880,845

CMO Series 2011-6R Class 3A1
07/28/36	2.933%	1,328,620	1,252,464

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2011-7R Class A1
08/28/47	1.495%	3,348,788	3,290,390

CMO Series 2011-9R Class A1
03/27/46	2.245%	3,948,641	3,918,282

CMO Series 2012-3R Class 1A1
02/27/42	3.250%	2,816,704	2,825,129

Credit Suisse Mortgage Capital Certificates(a)(f)
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	1,011,296	1,014,922

Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1(a)(d)(f)
10/25/47	1.495%	449,013	446,048

Freedom Trust Series 2011-1 Class A13(a)(d)(f)
11/25/37	0.408%	691,126	680,633

GMAC Mortgage Corp. Loan Trust(d)(f)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.001%	1,541,886	1,534,794

GMAC Mortgage Corp. Loan Trust(f)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	905,339	928,035

GS Mortgage Securities Corp. II CMO IO Series 2006-GG8 Class X(a)(d)(f)(h)
11/10/39	0.814%	23,492,072	496,458

GSMPS Mortgage Loan Trust(a)(d)(f)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.595%	1,540,719	1,207,562

GSMPS Mortgage Loan Trust(a)(d)(f)(h)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	5.066%	1,194,058	181,042

GSR Mortgage Loan Trust(d)(f)
CMO Series 2005-5F Class 8A3
06/25/35	0.745%	265,637	250,892

GSR Mortgage Loan Trust(f)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,595,358	1,589,466

Impac CMB Trust CMO Series 2005-4 Class 2A1(d)(f)
05/25/35	0.545%	844,236	770,110

Impac Secured Assets CMN Owner Trust(d)(f)
CMO Series 2003-3 Class A1
08/25/32	4.200%	626,540	645,052

CMO Series 2006-1 Class 2A1
05/25/36	0.595%	1,027,241	975,958

CMO Series 2006-2 Class 2A1
08/25/36	0.595%	1,539,494	1,473,365

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C2 Class XA(a)(d)(f)(h)
11/15/43	2.135%	10,707,520	1,021,444

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	155

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

JPMorgan Mortgage Trust(d)(f)
CMO Series 2007-A1 Class 5A5
07/25/35	2.852%	1,393,114	1,356,893

Series 2006-A2 Class 5A3
11/25/33	2.660%	2,301,030	2,294,357

JPMorgan Reremic(a)(d)(f)
CMO Series 2009-6 Class 4A1
09/26/36	5.593%	822,816	831,726

CMO Series 2010-4 Class 7A1
08/26/35	4.322%	686,501	670,967

LB-UBS Commercial Mortgage Trust CMO IO Series 2006-C1 Class XCL(a)(d)(f)(h)
02/15/41	0.212%	48,901,306	544,516

LVII Resecuritization Trust(a)(d)(f)
CMO Series 2009-2 Class A5
09/27/37	3.000%	1,417,533	1,417,311

CMO Series 2009-2 Class M3
09/27/37	5.270%	2,000,000	2,083,380

CMO Series 2009-3 Class M3
11/27/37	5.598%	650,000	680,871

MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6(a)(f)
12/27/33	5.500%	834,713	880,958

MLCC Mortgage Investors, Inc.(d)(f)
CMO Series 2003-A Class 2A1
03/25/28	1.025%	1,052,355	969,848

CMO Series 2003-E Class A1
10/25/28	0.865%	629,288	557,298

CMO Series 2004-1 Class 2A1
12/25/34	2.351%	1,235,803	1,243,586

CMO Series 2004-G Class A2
01/25/30	1.337%	1,056,400	973,575

Mastr Adjustable Rate Mortgages Trust(d)(f)
CMO Series 2004-13 Class 2A1
04/21/34	2.634%	1,366,843	1,353,309

CMO Series 2004-13 Class 3A7
11/21/34	2.656%	2,000,000	1,974,994

Mastr Seasoned Securities Trust CMO Series 2004-2 Class A1(f)
08/25/32	6.500%	1,007,105	1,058,585

Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2(d)(f)
08/25/34	2.615%	1,463,010	1,424,387

Merrill Lynch/Countrywide Commercial Mortgage Trust CMO IO Series 2006-4 Class XC(a)(d)(f)(h)
12/12/49	0.224%	23,265,250	285,907

Morgan Stanley Capital I, Inc. CMO IO Series 2007-HQ11 Class X(a)(d)(f)(h)
02/12/44	0.402%	85,776,210	604,293

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A(d)(f)
04/25/34	5.668%	1,143,938	1,166,287

Morgan Stanley Reremic Trust(a)(b)(f)(g)
CMO PO Series 2009 Class B
07/17/56	0.000%	2,250,000	1,957,500

Morgan Stanley Reremic Trust(a)(f)
CMO Series 2009-IO Class A1
07/17/56	3.000%	239,323	240,377

Series 2010-C30A Class A3A
12/17/43	3.250%	243,425	243,105

Morgan Stanley Reremic Trust(f)(i)
07/27/49	0.250%	800,000	532,000

Morgan Stanley Reremic Trust(f)
07/27/49	2.000%	5,506,409	5,521,895

NCUA Guaranteed Notes(d)(f)
CMO Series 2010-R3 Class 1A
12/08/20	0.800%	1,332,746	1,338,370

NCUA Guaranteed Notes(f)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	678,221	694,647

Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1(a)(d)(f)
08/25/34	6.500%	351,110	344,956

Prime Mortgage Trust CMO Series 2004-2 Class A2(f)
11/25/19	4.750%	1,255,708	1,308,296

RALI Trust(d)(f)
CMO Series 2003-QS13 Class A5
07/25/33	0.895%	715,172	616,229

RALI Trust(f)
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,427,711	1,335,211

CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,623,715	1,677,449

CMO Series 2004-QS3 Class CB
03/25/19	5.000%	941,541	964,614

RAMP Trust CMO Series 2004-SL2 Class A3(f)
10/25/31	7.000%	1,248,744	1,304,764

RBSSP Resecuritization Trust(a)(d)(f)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	980,140	1,025,200

CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,549,121	1,541,638

CMO Series 2012-3 Class 3A1
10/26/36	0.389%	1,934,366	1,706,172

Series 2010-4 Class 2A1
11/26/35	5.749%	922,975	938,683

The accompanying Notes to Financial Statements are an integral part of this statement.

156	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

RBSSP Resecuritization Trust(a)(f)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	891,876	949,039

CMO Series 2009-2 Class 1A1
08/26/37	7.000%	505,944	533,190

CMO Series 2010-12 Class 8A1
06/27/21	4.000%	667,578	671,945

RFMSI Trust(f)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	1,325,408	1,401,282

CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	539,396	556,317

Real Estate Asset Trust Series 2011-2A Class A1(a)(f)
05/25/49	5.750%	374,218	374,218

Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1(d)(f)
12/25/34	2.665%	798,250	737,501

Sequoia Mortgage Trust CMO Series 2004-12 Class A3(d)(f)
01/20/35	1.057%	1,278,647	984,395

Structured Adjustable Rate Mortgage Loan Trust(d)(f)
CMO Series 2004-4 Class 5A
04/25/34	5.405%	975,507	888,770

CMO Series 2004-6 Class 5A4
06/25/34	4.910%	1,000,000	991,999

Structured Asset Mortgage Investments, Inc. CMO Series 2004-AR5 Class 1A1(d)(f)
10/19/34	0.903%	1,219,411	1,080,280

Structured Asset Securities Corp.(d)(f)
CMO Series 2003-34A Class 3A3
11/25/33	2.789%	859,245	822,126

CMO Series 2003-40A Class 3A2
01/25/34	2.675%	995,452	893,915

CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	1,970,492	2,000,727

CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	1,068,505	1,085,098

Series 2004-6XS Class A5A
03/25/34	5.530%	867,717	872,584

Structured Asset Securities Corp.(f)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	1,569,350	1,630,513

VOLT LLC(a)(d)(f)
Series 2012-NL1A Class A1
04/25/15	4.949%	4,622,738	4,622,729

VOLT LLC(a)(f)
Series 2012-RP2A Class A1
06/25/17	4.704%	2,297,000	2,297,000

Series 2012-RP2A Class A2
06/25/17	8.836%	225,000	225,000

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Vendee Mortgage Trust CMO Series 1998-2 Class 1G(f)
06/15/28	6.750%	735,472	854,990

Vericrest Opportunity Loan Transferee CMO Series 2012-1A Class A1(a)(d)(f)
03/25/49	4.213%	633,086	637,445

WaMu Mortgage Pass-Through Certificates(d)(f)
CMO Series 2003-AR11 Class A6
10/25/33	2.467%	1,931,719	1,927,037

CMO Series 2003-AR5 Class A7
06/25/33	2.453%	753,576	757,418

CMO Series 2003-AR6 Class A1
06/25/33	2.446%	998,255	1,004,043

CMO Series 2003-AR7 Class A7
08/25/33	2.418%	1,276,805	1,255,996

CMO Series 2004-AR3 Class A2
06/25/34	2.589%	658,366	654,943

CMO Series 2004-S1 Class 1A3
03/25/34	0.645%	174,200	170,915

WaMu Mortgage Pass-Through Certificates(f)
CMO Series 2003-S8 Class A4
09/25/18	4.500%	157,920	159,485

CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,500,000	2,613,918

CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	627,607	654,821

CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	589,203	611,759

Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1(f)
02/25/33	5.750%	699,081	729,902

Wells Fargo Mortgage Backed Securities Trust CMO Series 2004P Class 2A1(d)(f)
09/25/34	2.661%	2,627,384	2,640,259

Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1(a)(d)(f)
08/27/37	2.847%	1,171,208	1,161,580

Wells Fargo Mortgage-Backed Securities Trust(d)(f)
CMO Series 2003-J Class 2A1
10/25/33	4.430%	518,806	520,019

CMO Series 2003-L Class 2A1
11/25/33	4.547%	689,444	683,515

CMO Series 2003N Class 2A2
12/25/33	4.744%	732,920	736,959

CMO Series 2004-EE Class 2A1
12/25/34	2.623%	231,552	233,011

CMO Series 2004-G Class A3
06/25/34	4.715%	468,832	478,524

CMO Series 2004-U Class A1
10/25/34	2.726%	1,123,764	1,127,026

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	157

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2004-W Class A9
11/25/34	2.607%	1,632,406	1,611,161

CMO Series 2005-AR8 Class 2A1
06/25/35	2.695%	361,270	349,313

CMO Series 2005-AR9 Class 2A1
10/25/33	2.681%	767,744	763,214

Wells Fargo Mortgage-Backed Securities Trust(f)
CMO Series 2003-11 Class 1A10
10/25/18	4.750%	566,545	583,901

CMO Series 2004-4 Class A9
05/25/34	5.500%	1,265,444	1,308,049

CMO Series 2004-8 Class A1
08/25/19	5.000%	365,570	377,566

CMO Series 2005-1 Class 2A1
01/25/20	5.000%	533,788	546,047

CMO Series 2005-14 Class 1A1
12/25/35	5.500%	860,158	886,720

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $219,142,336)			219,325,244

Commercial Mortgage-Backed Securities — Agency 5.2%
Federal National Mortgage Association(e)(f)
06/01/22	2.600%	2,995,000	3,044,703

Federal National Mortgage Association(d)(f)
CMO Series 2010-M3 Class A3
03/25/20	4.332%	4,000,000	4,523,516

Federal National Mortgage Association(f)
01/01/22	3.120%	2,000,000	2,106,888
01/01/17	1.990%	1,500,000	1,499,011
02/01/22	3.140%	3,000,000	3,145,776
06/01/22	2.790%	3,000,000	3,093,767
05/01/22	2.940%	2,496,000	2,592,132
05/01/19	2.190%	4,993,000	5,095,679
05/01/22	2.860%	2,996,279	3,097,241
06/01/19	2.450%	2,000,000	2,066,892
06/01/19	2.360%	2,000,000	2,046,997
06/01/22	2.760%	7,000,000	7,189,480
11/01/19	4.130%	1,500,000	1,673,144
04/01/20	4.350%	1,497,175	1,691,085
07/01/20	4.066%	2,500,000	2,740,180
07/01/20	3.950%	2,000,000	2,214,393
09/01/20	3.505%	2,431,993	2,631,066
01/01/18	3.520%	2,485,639	2,693,521
02/01/20	4.369%	2,439,593	2,761,342
01/01/20	4.530%	4,879,843	5,552,284
02/01/20	4.399%	8,000,000	9,050,901
04/01/20	4.368%	2,925,264	3,316,413
06/01/37	5.832%	1,264,734	1,493,391
01/01/21	4.380%	2,456,293	2,784,675
05/01/21	4.360%	1,500,000	1,748,611
01/01/20	4.540%	1,454,773	1,653,728
10/01/17	2.690%	2,500,000	2,630,702

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

11/01/18	2.970%	1,947,663	2,062,456
10/01/20	3.290%	1,500,000	1,610,383
10/01/17	2.490%	1,454,461	1,518,946
11/01/20	3.230%	2,500,000	2,661,281
05/01/21	4.390%	1,500,000	1,702,987
03/01/18	3.800%	1,644,211	1,801,094
04/01/21	4.380%	2,500,000	2,834,275
04/01/21	4.250%	2,500,000	2,824,535
04/01/21	4.250%	2,000,000	2,259,628
12/01/19	4.180%	2,654,371	2,966,207
01/01/21	4.050%	3,000,000	3,347,696
06/01/21	4.340%	3,000,000	3,405,388
06/01/21	4.240%	2,000,000	2,254,499
07/01/26	4.450%	2,970,149	3,350,697
08/01/21	4.130%	1,484,927	1,663,978
08/01/21	3.870%	1,980,635	2,186,309
07/01/21	4.260%	2,500,000	2,823,859
08/01/21	4.500%	4,000,000	4,564,820
10/01/21	3.590%	2,000,000	2,168,732
01/01/21	4.301%	1,476,294	1,675,542

CMO Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,645,746

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $128,250,464)			135,466,576

Commercial Mortgage-Backed Securities — Non-Agency 2.2%
A10 Securitization LLC Series 2012-1 Class A(a)(f)
04/15/24	3.492%	1,948,211	1,954,227

Banc of America Merrill Lynch Commercial Mortgage, Inc.(d)(f) Series 2006-3 Class A4
07/10/44	5.889%	1,665,000	1,879,808

Banc of America Merrill Lynch Commercial Mortgage, Inc.(f) Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,051,272

Series 2006-5 Class A4
09/10/47	5.414%	775,000	857,643

Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 Class A3(d)(f)
06/11/41	5.468%	1,100,000	1,174,214

CW Capital Cobalt Ltd.(d)(f)(h) CMO IO Series 2006-C1 Class IO
08/15/48	0.950%	20,190,856	526,012

CW Capital Cobalt Ltd.(f) Series 2006-C1 Class A4
08/15/48	5.223%	1,650,000	1,822,569

Citigroup Commercial Mortgage Trust(d)(f) Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,299,741

Citigroup Commercial Mortgage Trust(f) Series 2006-C5 Class A4
10/15/49	5.431%	750,000	853,370

The accompanying Notes to Financial Statements are an integral part of this statement.

158	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(d)(f)(h) CMO IO Series 2007-CD4 Class XC
12/11/49	0.199%	82,605,532	651,510

Citigroup/Deutsche Bank Commercial Mortgage Trust(d)(f) Series 2005-CD1 Class AM
07/15/44	5.394%	875,000	944,884

Commercial Mortgage Asset Trust Series 1999-C1 Class D(d)(f)
01/17/32	7.350%	1,500,000	1,580,532

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class AM(f)
07/15/37	4.730%	1,000,000	1,055,518

Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3(d)(f)
03/15/39	5.851%	1,300,000	1,429,618

DBRR Trust CMO Series 2011-C32 Class A3X1(a)(d)(f)
06/17/49	2.015%	6,000,000	470,830

FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A(a)(f)
12/06/20	2.980%	1,909,108	1,979,196

GE Capital Commercial Mortgage Corp.(d)(f) Series 2005-C1 Class AJ
06/10/48	4.826%	1,700,000	1,758,730

Series 2005-C1 Class B
06/10/48	4.846%	800,000	807,720

GS Mortgage Securities Corp. II Series 2004-GG2 Class A6(c)(d)(f)
08/10/38	5.396%	2,100,000	2,243,850

Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4(c)(d)(f)
07/10/38	6.071%	1,000,000	1,139,828

JPMorgan Chase Commercial Mortgage Securities Corp.(d)(f) Series 2004-CB9 Class A4
06/12/41	5.774%	1,000,000	1,069,856

Series 2005-CB11 Class AJ
08/12/37	5.540%	1,000,000	1,010,247

Series 2006-LDP9 Class A3SF
05/15/47	0.397%	1,000,000	932,930

JPMorgan Chase Commercial Mortgage Securities Corp.(d)(f)(h) CMO IO Series 2006-CB15 Class X1
06/12/43	0.111%	90,499,263	620,680

JPMorgan Chase Commercial Mortgage Securities Corp.(f) Series 2004-CB8 Class A4
03/12/14	4.404%	1,000,000	1,041,062

Series 2006-CB16 Class A4
05/12/45	5.552%	1,000,000	1,128,640

LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4(f)
03/15/36	4.367%	1,281,000	1,339,387

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ(d)(f)
01/12/44	5.505%	1,000,000	980,730

Morgan Stanley Capital I, Inc.(a)(d)(f)(h) CMO IO Series 2006-IQ12 Class X1
12/15/43	0.176%	51,449,691	718,598

CMO IO Series 2006-T21 Class X
10/12/52	0.306%	96,515,029	717,010

Morgan Stanley Capital I, Inc.(f) Series 2004-HQ4 Class A7
04/14/40	4.970%	2,000,000	2,114,301

Morgan Stanley Reremic Trust(a)(f)(i) Series 2009-IO Class A2
07/17/56	5.000%	2,100,000	2,149,875

Series 2010-HQ4B Class A7A
04/16/40	4.970%	2,500,000	2,627,377

Series 2011-IO Class A
02/23/51	2.500%	2,094,109	2,110,469

NCUA Guaranteed Notes CMO Series 2010-C1 Class APT(f)
10/29/20	2.650%	5,612,003	5,869,992

WF-RBS Commercial Mortgage Trust(a)(f) Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,316,564

WF-RBS Commercial Mortgage Trust(f) Series 2012-C6 Class A4
04/15/45	3.440%	960,000	993,223

Wachovia Bank Commercial Mortgage Trust(a)(d)(f)(h) CMO IO Series 2004-C12 Class IO
07/15/41	0.056%	236,470,887	253,024

CMO IO Series 2006-C24 Class XC
03/15/45	0.083%	144,453,461	627,217

Wachovia Bank Commercial Mortgage Trust(d)(f) Series 2003-C9 Class A4
12/15/35	5.012%	2,000,000	2,082,610

Series 2004-C11 Class A5
01/15/41	5.215%	1,305,000	1,387,525

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $55,621,834)			56,572,389

Asset-Backed Securities — Non-Agency 3.4%
AH Mortgage Advance Trust(a) Series SART-1 Class A2
05/10/43	3.370%	3,000,000	3,035,100

Series SART-2 Class A1
09/15/43	3.270%	2,347,000	2,351,644

Series SART-2 Class B1
09/15/43	6.900%	800,000	800,002

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	159

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Series SART-3 Class 1A1
03/13/43	2.980%	1,176,000	1,177,333

Series SART-3 Class 1A2
03/13/44	3.720%	2,756,000	2,759,092

Academic Loan Funding Trust Series 2012-1A Class A1(a)(d)
12/27/22	1.044%	1,500,000	1,499,985

Ally Auto Receivables Trust Series 2010-3 Class A3
10/15/14	1.110%	1,269,106	1,273,153

Series 2010-3 Class A4
08/17/15	1.550%	536,000	542,992

Series 2011-1 Class A2
10/15/13	0.810%	52,123	52,137

Series 2011-1 Class A3
01/15/15	1.380%	465,000	467,530

Series 2012-1 Class A3
02/16/16	0.930%	709,000	712,547

Series 2012-3 Class A2
01/15/15	0.700%	4,000,000	4,002,982

Series 2012-3 Class A3
08/15/16	0.850%	1,040,000	1,042,236

AmeriCredit Automobile Receivables Trust Series 2010-3 Class A3
04/08/15	1.140%	648,479	650,756

Series 2010-4 Class A2
05/08/14	0.960%	158,448	158,523

Series 2011-1 Class A2
06/09/14	0.840%	186,093	186,159

Series 2011-1 Class A3
09/08/15	1.390%	375,000	377,314

Series 2011-3 Class A2
11/10/14	0.840%	943,307	943,964

Series 2011-4 Class A3
05/09/16	1.170%	943,000	949,624

Series 2012-2 Class A2
10/08/15	0.760%	620,000	620,054

Series 2012-2 Class A3
10/11/16	1.050%	246,000	246,226

Series 2012-3 Class A2
12/08/15	0.710%	1,110,000	1,109,915

Series 2012-3 Class A3
01/09/17	0.960%	622,000	621,927

American Credit Acceptance Receivables Trust(a) Series 2012-1 Class A1
01/15/14	1.960%	322,653	322,627

Series 2012-1 Class A2
10/15/15	3.040%	640,000	640,088

Arch Bay Asset-Backed Securities Series 2010-2 Class A(a)(d)
04/25/57	4.125%	42,238	42,107

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Asset-Backed Funding Certificates Series 2005-AG1 Class A4(d)
06/25/35	5.010%	1,072,149	1,062,695

Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A(d)
12/25/33	0.695%	1,219,993	1,016,491

CNH Equipment Trust Series 2010-C Class A3
05/15/15	1.170%	1,122,795	1,126,098

Series 2012-A Class A2
07/15/15	0.650%	1,011,000	1,011,363

Series 2012-A Class A3
05/15/17	0.940%	1,117,000	1,120,556

CPS Auto Trust(a) Series 2011-B Class A
09/17/18	3.680%	2,124,489	2,122,775

Series 2011-C Class A
03/15/19	4.210%	1,049,755	1,078,665

Series 2012-A Class A
06/17/19	2.780%	682,957	683,497

Series 2012-B Class A
09/16/19	2.520%	3,409,000	3,408,755

CarNow Auto Receivables Trust Series 2012-1A Class A(a)
01/15/15	2.090%	468,678	468,678

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-5 Class 1A4
02/25/30	4.396%	408,418	410,354

Chase Funding Mortgage Loan Asset-Backed Certificates(d) Series 2003-2 Class 2A2
02/25/33	0.805%	926,888	828,405

Series 2003-4 Class 1A5
05/25/33	5.416%	895,197	861,180

Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	667,324

Chrysler Financial Auto Securitization Trust Series 2010-A Class A3
08/08/13	0.910%	860,587	860,883

Credit Acceptance Auto Loan Trust(a) Series 2011-1 Class A
03/15/19	2.610%	1,175,000	1,183,437

Series 2012-1A Class A
09/16/19	2.200%	452,000	453,390

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2(a)(d)
01/25/43	5.150%	509,082	498,770

Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3(a)(d)
06/25/50	4.250%	800,000	731,484

Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(a)(d)
04/26/37	0.369%	538,509	529,740

The accompanying Notes to Financial Statements are an integral part of this statement.

160	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Flagship Credit Auto Trust Series 2012-1 Class A(a)(e)
01/15/15	1.860%	830,000	829,981

Ford Credit Auto Lease Trust Series 2011-A Class A2
09/15/13	0.740%	553,385	553,610

Fortress Opportunities Residential Transaction Series 2011-1A Class A1(a)(d)
10/25/47	7.211%	1,868,870	1,892,231

GE Capital Credit Card Master Note Trust Series 2009-2 Class A
07/15/15	3.690%	1,000,000	1,000,000

Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	543,045	544,209

Honda Auto Receivables Owner Trust Series 2012-2 Class A3
02/16/16	0.700%	440,000	440,266

Huntington Auto Trust Series 2012-1 Class A3
09/15/16	0.810%	577,000	578,812

Huntington Auto Trust(a) Series 2011-1A Class A3
01/15/16	1.010%	500,000	502,839

Series 2011-1A Class A4
11/15/16	1.310%	800,000	810,584

Hyundai Auto Receivables Trust Series 2011-A Class A3
03/15/16	1.160%	410,000	411,952

Series 2011-A Class A4
03/15/16	1.780%	520,000	529,844

LAI Vehicle Lease Securitization Trust Series 2010-A Class A(a)
09/15/16	2.550%	489,529	489,202

Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3(a)(d)
07/25/34	0.595%	1,133,125	1,090,549

MMCA Automobile Trust Series 2012-A Class A4(a)
08/15/17	1.570%	2,000,000	2,008,642

Madison Avenue Manufactured Housing Contract Series 2002-A Class M2(d)
03/25/32	2.495%	1,157,000	1,065,470

Mid-State Trust(a) Series 2006-1 Class M1
10/15/40	6.083%	1,837,844	1,812,898

Series 2010-1 Class M
12/15/45	5.250%	1,825,764	1,871,677

NCUA Guaranteed Notes CMO Series 2010-A1 Class A(d)
12/07/20	0.589%	370,738	372,066

Newcastle Investment Trust Series 2011-MH1 Class A(a)
12/10/33	2.450%	420,741	420,244

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Nissan Auto Receivables Owner Trust Series 2012-A Class A3
05/16/16	0.730%	517,000	517,092

Series 2012-A Class A4
07/16/18	1.000%	333,000	333,938

Park Place Securities, Inc. Series 2004-MCW1 Class M1(d)
10/25/34	0.870%	1,397,713	1,325,831

RAMP Trust(d) Series 2004-RS6 Class AI4
05/25/32	5.457%	567,658	564,243

Series 2005-EFC5 Class A3
10/25/35	0.585%	1,100,000	961,887

Series 2005-RZ4 Class A2
11/25/35	0.505%	399,284	384,713

Series 2006-RZ1 Class A3
03/25/36	0.545%	2,300,000	1,979,143

RASC Trust Series 2005-KS Class A3(d)
10/25/35	0.615%	860,962	833,410

SNAAC Auto Receivables Trust Series 2012-1A Class A(a)
06/15/16	1.780%	746,000	746,217

Santander Drive Auto Receivables Trust Series 2010-3 Class A3
06/16/14	1.200%	475,556	475,976

Series 2012-1 Class A2
04/15/15	1.250%	1,124,000	1,128,214

Series 2012-1 Class A3
10/15/15	1.490%	411,000	415,712

Series 2012-2 Class A2
05/15/15	0.910%	661,000	661,081

Series 2012-2 Class A3
12/15/15	1.220%	427,000	427,633

Santander Drive Auto Receivables Trust(a) Series 2010A Class A4
06/15/17	2.390%	800,000	819,349

Series 2011-S2A Class B
06/15/17	2.060%	254,046	254,517

Series 2011-S2A Class D
06/15/17	3.350%	1,312,161	1,312,161

Saxon Asset Securities Trust CMO Series 2003-1 Class AF6(d)
06/25/33	4.795%	70,788	70,784

Stanwich Mortgage Loan Trust Series 2012-NPL3 Class A(a)
05/15/42	4.213%	1,281,643	1,281,643

Structured Asset Investment Loan Trust Series 2005-5 Class A9(d)
06/25/35	0.515%	453,697	433,340

Structured Asset Securities Corp. CMO Series 2004-5H Class A4
12/25/33	5.540%	1,781,569	1,744,199

Structured Asset Securities Corp.(d) Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	1,041,261	1,047,619

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	161

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,663,638

Trafigura Securitisation Finance PLC Series 2012-1A Class A(a)(d)
10/15/15	2.642%	2,197,000	2,199,018

Westgate Resorts LLC Series 2012-1 Class A(a)
09/20/25	4.500%	2,351,999	2,353,480

Westlake Automobile Receivables Trust(a) Series 2011-1A Class A2
07/15/13	1.080%	62,144	62,144

Series 2011-1A Class A3
06/16/14	1.490%	513,000	513,166

Total Asset-Backed Securities — Non-Agency (Cost: $88,371,064)			88,445,781

Inflation-Indexed Bonds 0.2%
United States 0.2%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	3,805,165	3,928,139
04/15/15	0.500%	1,061,710	1,102,239
01/15/29	2.500%	1,071,660	1,487,026

Total			6,517,404

Total Inflation-Indexed Bonds (Cost: $6,418,950)			6,517,404

U.S. Treasury Obligations 20.3%
U.S. Treasury
11/15/12	4.000%	11,600,000	11,764,488
01/15/13	1.375%	4,500,000	4,528,652
02/15/13	3.875%	3,000,000	3,068,436
02/28/14	1.875%	1,000,000	1,025,664
04/30/14	1.875%	4,000,000	4,112,500
07/31/14	2.625%	20,500,000	21,465,734
10/31/14	2.375%	22,000,000	23,024,364
12/31/14	2.625%	4,000,000	4,223,750
01/31/15	2.250%	28,000,000	29,338,736
02/15/15	4.000%	1,800,000	1,968,610
02/15/15	11.250%	4,200,000	5,383,875
03/31/15	2.500%	3,000,000	3,172,500
04/30/16	2.625%	4,000,000	4,312,500
12/31/16	3.250%	57,450,000	63,984,937
01/31/17	3.125%	15,000,000	16,641,795
03/31/17	3.250%	5,000,000	5,588,670
08/15/17	4.750%	3,745,000	4,492,536
11/15/17	4.250%	1,000,000	1,179,375
08/31/18	1.500%	1,000,000	1,031,797
11/15/19	3.375%	2,000,000	2,313,906
02/15/20	8.500%	500,000	766,406
05/15/20	3.500%	4,000,000	4,673,752
02/15/27	6.625%	1,000,000	1,562,500
08/15/27	6.375%	3,000,000	4,620,468
08/15/28	5.500%	14,700,000	21,161,106

U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

02/15/36	4.500%	11,100,000	14,908,687
02/15/37	4.750%	1,600,000	2,230,250

U.S. Treasury(b)
STRIPS
08/15/16	0.000%	6,000,000	5,833,458
02/15/20	0.000%	4,000,000	3,612,440
02/15/21	0.000%	1,600,000	1,399,306
08/15/21	0.000%	750,000	644,692
05/15/23	0.000%	1,000,000	807,005
02/15/26	0.000%	500,000	361,998
11/15/26	0.000%	9,000,000	6,329,259
05/15/30	0.000%	1,500,000	935,945
05/15/31	0.000%	1,600,000	963,323
11/15/31	0.000%	1,000,000	591,545
02/15/32	0.000%	1,700,000	995,843
05/15/32	0.000%	4,500,000	2,613,281
05/15/33	0.000%	3,925,000	2,198,090
08/15/33	0.000%	4,000,000	2,218,804
11/15/33	0.000%	1,900,000	1,044,622
02/15/34	0.000%	900,000	490,167
05/15/34	0.000%	400,000	216,000
02/15/35	0.000%	3,750,000	1,967,903

U.S. Treasury(b)(c)
STRIPS
02/15/14	0.000%	3,200,000	3,183,318
11/15/16	0.000%	6,000,000	5,810,460
05/15/20	0.000%	40,736,000	36,516,117
08/15/20	0.000%	10,000,000	8,899,930
11/15/20	0.000%	17,500,000	15,449,630
05/15/21	0.000%	9,000,000	7,800,984
08/15/24	0.000%	1,000,000	768,501
08/15/26	0.000%	3,100,000	2,202,209
02/15/27	0.000%	15,200,000	10,592,743
08/15/27	0.000%	2,500,000	1,710,720
11/15/27	0.000%	1,600,000	1,084,635
02/15/28	0.000%	4,600,000	3,092,700
02/15/29	0.000%	1,365,000	887,528
08/15/29	0.000%	3,400,000	2,174,334
11/15/29	0.000%	1,600,000	1,014,990
02/15/30	0.000%	3,350,000	2,107,227
08/15/30	0.000%	1,800,000	1,114,450
11/15/30	0.000%	2,500,000	1,534,995
11/15/32	0.000%	5,450,000	3,108,211
08/15/34	0.000%	2,375,000	1,269,756

U.S. Treasury(c)
10/31/12	0.375%	3,000,000	3,002,226
09/30/14	2.375%	16,500,000	17,253,199
05/15/15	4.125%	8,050,000	8,895,878
08/15/17	8.875%	7,215,000	10,152,861
11/30/18	1.375%	21,200,000	21,683,614
05/15/19	3.125%	7,151,000	8,127,555
08/15/20	2.625%	4,350,000	4,787,379
08/15/20	8.750%	28,500,000	44,949,858
08/15/29	6.125%	5,250,000	8,110,431
02/15/31	5.375%	1,100,000	1,602,907

Total U.S. Treasury Obligations
(Cost: $499,594,208)			534,659,021

The accompanying Notes to Financial Statements are an integral part of this statement.

162	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

U.S. Government & Agency Obligations 10.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal Farm Credit Banks
11/15/18	5.125%	8,000,000	9,762,560

Federal Home Loan Banks
07/15/36	5.500%	2,000,000	2,697,748

Federal Home Loan Banks(c)
12/16/16	4.750%	10,000,000	11,725,115

Federal Home Loan Mortgage Corp.
04/29/14	1.350%	2,000,000	2,035,622
04/18/16	5.250%	2,000,000	2,340,740

Federal Home Loan Mortgage Corp.(c)
08/23/17	5.500%	34,000,000	41,650,816
11/17/17	5.125%	58,000,000	70,251,630

Federal National Mortgage Association
07/05/14	0.000%	3,000,000	2,946,195

STRIPS
05/15/30	0.000%	1,000,000	540,546

Federal National Mortgage Association(b)
06/01/17	0.000%	10,000,000	9,444,810

STRIPS
11/15/21	0.000%	1,750,000	1,406,872

Federal National Mortgage Association(c)
09/15/16	5.250%	10,000,000	11,825,070
05/11/17	5.000%	10,000,000	11,911,510
06/12/17	5.375%	36,000,000	43,617,096

Israel Government AID Bond(b) U.S. Government Guaranteed
03/15/19	0.000%	2,500,000	2,252,170
11/15/19	0.000%	1,501,000	1,322,434
02/15/20	0.000%	6,000,000	5,236,368
11/01/24	0.000%	1,850,000	1,303,288
02/15/25	0.000%	2,250,000	1,565,352
11/15/26	0.000%	1,500,000	968,550

RFCO STRIPS(b)
10/15/19	0.000%	4,000,000	3,586,732

Residual Funding Corp.(b) STRIPS
07/15/20	0.000%	9,700,000	8,452,163
10/15/20	0.000%	1,000,000	862,408

Tennessee Valley Authority
07/18/17	5.500%	11,000,000	13,376,264
04/01/36	5.880%	500,000	696,092

Tennessee Valley Authority(b)(c) STRIPS
11/01/25	0.000%	7,000,000	4,684,057

Total U.S. Government & Agency Obligations
(Cost: $246,978,651)			266,462,208

Foreign Government Obligations 0.6%
Australia —%
Commonwealth Bank of Australia(a)(c)
03/16/17	2.250%	325,000	330,491

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Brazil —%
Petrobras International Finance Co.
01/27/21	5.375%	630,000	676,524

Canada 0.4%
Bank of Montreal(a)(c)
10/31/14	1.300%	1,037,000	1,050,065

Caisse Centrale Desjardins du Quebec(a)
03/24/16	2.550%	1,452,000	1,528,163

Hydro-Quebec
02/01/21	9.400%	430,000	644,522

Province of Ontario Senior Unsecured
05/26/15	0.950%	2,715,000	2,727,071
06/16/15	2.700%	1,840,000	1,939,803

Province of Quebec
01/30/26	6.350%	440,000	593,903

Toronto-Dominion Bank (The)(a)(c)
07/29/15	2.200%	2,500,000	2,596,928

Total			11,080,455

Mexico 0.1%
Mexico Government International Bond Senior Unsecured
03/08/44	4.750%	1,090,000	1,174,475
10/12/10	5.750%	458,000	520,975

Total			1,695,450

Norway 0.1%
Statoil ASA
04/15/19	5.250%	880,000	1,053,628

Total Foreign Government Obligations
(Cost: $14,201,798)			14,836,548

Municipal Bonds 0.2%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,723,512

New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	521,514

Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,642,387

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	163

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Municipal Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	1,013,481

Total Municipal Bonds (Cost: $4,070,618)			4,900,894

Money Market Funds 7.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(j)(k)	197,616,035	197,616,035

Total Money Market Funds (Cost: $197,616,035)		197,616,035

Investments of Cash Collateral Received for Securities on Loan 14.3%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 1.4%
Antalis US Funding Corp.
07/05/12	0.340%	9,999,339	9,999,339

Atlantis One
08/01/12	0.662%	6,976,643	6,976,643
10/11/12	0.541%	4,986,275	4,986,275

Kells Funding LLC
08/28/12	0.420%	9,990,083	9,990,083

Suncorp Metway Ltd.
08/08/12	0.460%	4,995,975	4,995,975

Total			36,948,315

Certificates of Deposit 7.2%
ABM AMRO Bank N.V.
08/07/12	0.450%	2,996,629	2,996,629
09/21/12	0.560%	2,995,713	2,995,713

Australia and New Zealand Bank Group, Ltd.
07/19/12	0.250%	5,000,000	5,000,000
08/16/12	0.620%	5,000,000	5,000,000

Bank of Nova Scotia
07/26/12	0.325%	5,000,000	5,000,000

Barclays Bank PLC
07/18/12	0.280%	12,000,000	12,000,000

Credit Suisse
10/09/12	0.500%	5,000,000	5,000,000
11/08/12	0.401%	10,000,000	10,000,000

DZ Bank AG
07/27/12	0.320%	10,000,000	10,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Deutsche Bank AG
10/09/12	0.750%	5,000,000	5,000,000

DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000

Hong Kong Shanghai Bank Corp., Ltd.
07/30/12	0.250%	10,000,000	10,000,000

Landeskreditbank Baden-Wuerttemberg — Foerderbank
07/16/12	0.270%	5,000,000	5,000,000

Mitsubishi UFJ Trust and Banking Corp.
08/24/12	0.395%	5,000,128	5,000,128

Mizuho Corporate Bank Ltd.
08/14/12	0.400%	10,000,000	10,000,000

National Australia Bank
08/16/12	0.343%	3,000,000	3,000,000

National Bank of Canada
11/09/12	0.301%	5,000,000	5,000,000

Nordea Bank AB
08/23/12	0.290%	5,000,000	5,000,000

Norinchukin Bank
08/22/12	0.390%	3,000,000	3,000,000
11/09/12	0.521%	10,000,000	10,000,000

Rabobank
07/31/12	0.660%	5,000,000	5,000,000
10/26/12	0.515%	5,000,000	5,000,000

Standard Chartered Bank PLC
10/05/12	0.630%	9,968,077	9,968,077

Sumitomo Mitsui Banking Corp.
07/24/12	0.350%	6,000,000	6,000,000
10/11/12	0.500%	2,000,000	2,000,000

Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	5,000,000	5,000,000
10/10/12	0.500%	7,219,048	7,219,048
11/01/12	0.479%	4,000,000	4,000,000

Svenska Handelsbanken
08/27/12	0.270%	5,000,065	5,000,065
08/30/12	0.580%	10,000,000	10,000,000

United Overseas Bank Ltd.
07/20/12	0.250%	5,000,000	5,000,000

Total			188,179,660

Commercial Paper 2.8%
Bank of New Zealand
11/02/12	0.359%	6,000,000	6,000,000

Caisse d’Amortissement de la Dette Sociale
09/19/12	0.300%	4,996,125	4,996,125

Caisse des Depots
08/31/12	0.360%	4,995,400	4,995,400

Development Bank of Singapore Ltd.
07/27/12	0.561%	7,979,093	7,979,093

The accompanying Notes to Financial Statements are an integral part of this statement.

164	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

DnB NOR
08/30/12	0.489%	7,000,000	7,000,000
10/10/12	0.511%	3,989,655	3,989,655

Erste Abwicklungsanstalt
08/22/12	0.390%	9,990,033	9,990,033
09/07/12	0.471%	4,991,971	4,991,971

Macquarie Bank Ltd.
10/19/12	0.983%	10,000,000	10,000,000

Nordea Bank AB
08/14/12	0.592%	4,985,168	4,985,168

Skandinaviska Enskilda Banken AB
07/03/12	0.315%	4,997,331	4,997,331

The Commonwealth Bank of Australia
08/16/12	0.303%	5,000,000	5,000,000

Total			74,924,776

Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
07/02/12	0.450%	5,000,000	5,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 2.7%
JPMorgan Securities LLC dated 06/29/12, matures 07/02/12, repurchase price
$15,000,250(l)	0.200%	15,000,000	15,000,000

Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$30,000,625(l)	0.250%	30,000,000	30,000,000

Natixis Financial Products, Inc.(l) dated 06/29/12, matures 07/02/12, repurchase price
$6,421,135	0.250%	6,421,001	6,421,001

dated 6/29/12, matures 07/02/12, repurchase price
$20,000,500	0.300%	20,000,000	20,000,000

Total			71,421,001

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $376,473,752)			376,473,752

Total Investments
(Cost: $2,988,582,061)			3,098,177,958

Other Assets & Liabilities, Net			(471,215,927)

Net Assets			2,626,962,031

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $233,265,690 or 8.88% of net assets.

(b)	Zero coupon bond.

(c)	At June 30, 2012, security was partially or fully on loan.

(d)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $2,681,875, which represents 0.10% of net assets.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	29,547,437	447,645,882	(279,577,284)	—	197,616,035	76,935	197,616,035

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	165

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
JPMorgan Securities LLC (0.200%)
United States Treasury Note/Bond	15,300,111

Total market value of collateral securities	15,300,111

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	14,106,132

Freddie Mac REMICS	16,493,868

Total market value of collateral securities	30,600,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	60,923

United States Treasury Note/Bond	6,488,635

Total market value of collateral securities	6,549,558

Security Description	Value ($)
Natixis Financial Products, Inc. (0.300%)
Fannie Mae Pool	6,549,952

Fannie Mae REMICS	6,336,920

Freddie Mac REMICS	2,917,845

Government National Mortgage Association	1,406,673

United States Treasury Note/Bond	3,189,120

Total market value of collateral securities	20,400,510

Abbreviation Legend

AID	Agency for International Development

AMBAC	Ambac Assurance Corporation

CMO	Collateralized Mortgage Obligation

FDIC	Federal Deposit Insurance Corporation

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

166	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Airlines	—	767,712	841,094	1,608,806

All Other Industries	—	362,439,546	—	362,439,546

Residential Mortgage-Backed Securities — Agency	—	748,704,928	84,148,826	832,853,754

Residential Mortgage-Backed Securities — Non-Agency	—	195,292,532	24,032,712	219,325,244

Commercial Mortgage-Backed Securities — Agency	—	135,466,576	—	135,466,576

Commercial Mortgage-Backed Securities — Non-Agency	—	45,971,223	10,601,166	56,572,389

Asset-Backed Securities — Non-Agency	—	80,404,219	8,041,562	88,445,781

Inflation-Indexed Bonds	—	6,517,404	—	6,517,404

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	167

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

U.S. Treasury Obligations	391,111,902	143,547,119	—	534,659,021

U.S. Government & Agency Obligations	—	266,462,208	—	266,462,208

Foreign Government Obligations	—	14,836,548	—	14,836,548

Municipal Bonds	—	4,900,894	—	4,900,894

Total Bonds	391,111,902	2,005,310,909	127,665,360	2,524,088,171

Other

Money Market Funds	197,616,035	—	—	197,616,035

Investments of Cash Collateral Received for Securities on Loan	—	376,473,752	—	376,473,752

Total Other	197,616,035	376,473,752	—	574,089,787

Total	588,727,937	2,381,784,661	127,665,360	3,098,177,958

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, June 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In ($)		Transfers Out ($)
Level 1	Level 2	Level 1	Level 2
21,272,886	—	—	21,272,886

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds and Notes ($)	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2011	822,606	—	15,420,921	5,357,109	3,942,690	25,543,326

Accrued discounts/premiums	(2,413)	—	66,573	(100)	(91)	63,969

Realized gain (loss)	—	—	728	2,020	303	3,051

Change in unrealized appreciation (depreciation)(a)	35,755	71,472	70,148	(18,793)	23,624	182,206

Sales	(14,854)	—	(3,681,272)	(715,966)	(1,315,698)	(5,727,790)

Purchases	—	84,077,354	13,041,872	—	6,667,670	103,786,896

Transfers into Level 3	—	—	—	5,976,896	—	5,976,896

Transfers out of Level 3	—	—	(886,258)	—	(1,276,936)	(2,163,194)

Balance as of June 30, 2012	841,094	84,148,826	24,032,712	10,601,166	8,041,562	127,665,360

The accompanying Notes to Financial Statements are an integral part of this statement.

168	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $156,112, which is comprised of:

Corporate Bonds & Notes	$35,755

Residential Mortgage-Backed Securities — Agency	71,472

Residential Mortgage-Backed Securities — Non-Agency	44,054

Commercial Mortgage-Backed Securities — Non-Agency	(18,793)

Asset-Backed Securities — Non-Agency	23,624

Total change in unrealized appreciation (depreciation)	$156,112

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds and Mortgage and Asset Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	169

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.7%
Issuer	Shares	Value ($)

Consumer Discretionary 16.9%
Automobiles 0.3%

Harley-Davidson, Inc.	59,848	2,736,849

Hotels, Restaurants & Leisure 4.1%

Darden Restaurants, Inc.	97,148	4,918,603

Panera Bread Co., Class A(a)	67,560	9,420,566

Starwood Hotels & Resorts Worldwide, Inc.	151,355	8,027,869

Tim Hortons, Inc.	333,018	17,530,068

Total		39,897,106

Multiline Retail 3.3%

Dollar Tree, Inc.(a)	382,032	20,553,322

Nordstrom, Inc.	241,780	12,014,048

Total		32,567,370

Specialty Retail 6.5%

Bed Bath & Beyond, Inc.(a)	191,948	11,862,386

Limited Brands, Inc.	228,160	9,703,645

O’Reilly Automotive, Inc.(a)	152,110	12,742,255

Ross Stores, Inc.	319,597	19,965,225

Ulta Salon Cosmetics & Fragrance, Inc.	41,384	3,864,438

Urban Outfitters, Inc.(a)	221,973	6,124,235

Total		64,262,184

Textiles, Apparel & Luxury Goods 2.7%

Fossil, Inc.(a)	62,237	4,763,620

lululemon athletica, Inc.(a)	93,762	5,591,028

PVH Corp.	204,604	15,916,145

Total		26,270,793

Total Consumer Discretionary		165,734,302

Consumer Staples 6.2%
Beverages 0.5%

Monster Beverage Corp.(a)	68,065	4,846,228

Food & Staples Retailing 1.2%

Fresh Market, Inc. (The)(a)	58,472	3,135,853

Whole Foods Market, Inc.	85,607	8,160,059

Total		11,295,912

Food Products 1.7%

JM Smucker Co. (The)	64,828	4,895,811

Mead Johnson Nutrition Co.	150,655	12,129,234

Total		17,025,045

Household Products 1.5%

Church & Dwight Co., Inc.	272,338	15,106,589

Common Stocks (continued)
Issuer	Shares	Value ($)

Personal Products 1.3%

Herbalife Ltd.(b)	272,291	13,159,824

Total Consumer Staples		61,433,598

Energy 6.8%
Energy Equipment & Services 1.0%

Cameron International Corp.(a)	238,415	10,182,705

Oil, Gas & Consumable Fuels 5.8%

Cobalt International Energy, Inc.(a)	299,658	7,041,963

Concho Resources, Inc.(a)	115,047	9,792,801

Denbury Resources, Inc.(a)	662,244	10,006,507

HollyFrontier Corp.	407,437	14,435,493

Noble Energy, Inc.	116,280	9,862,869

Southwestern Energy Co.(a)(b)	179,081	5,718,056

Total		56,857,689

Total Energy		67,040,394

Financials 5.1%
Capital Markets 1.5%

Eaton Vance Corp.(b)	362,719	9,775,277

TD Ameritrade Holding Corp.	276,617	4,702,489

Total		14,477,766

Commercial Banks 0.8%

First Republic Bank(a)	253,661	8,523,010

Insurance 1.0%

WR Berkley Corp.	245,085	9,538,708

Real Estate Investment Trusts (REITs) 1.8%

Annaly Capital Management, Inc.	1,039,008	17,434,554

Total Financials		49,974,038

Health Care 16.7%
Biotechnology 3.7%

Alexion Pharmaceuticals, Inc.(a)	104,004	10,327,597

BioMarin Pharmaceutical, Inc.(a)(b)	266,858	10,562,240

Vertex Pharmaceuticals, Inc.(a)	273,544	15,296,581

Total		36,186,418

Health Care Equipment & Supplies 2.1%

Hologic, Inc.(a)	572,744	10,332,302

IDEXX Laboratories, Inc.(a)(b)	52,488	5,045,671

Neogen Corp.(a)(b)	115,094	5,317,343

Total		20,695,316

Health Care Providers & Services 6.2%

DaVita, Inc.(a)	202,388	19,876,526

Henry Schein, Inc.(a)(b)	217,235	17,050,775

The accompanying Notes to Financial Statements are an integral part of this statement.

170	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Laboratory Corp. of America Holdings(a)(b)	116,428	10,782,397

Universal Health Services, Inc., Class B	308,252	13,304,156

Total		61,013,854

Life Sciences Tools & Services 1.9%

Agilent Technologies, Inc.	270,106	10,598,959

Waters Corp.(a)	107,755	8,563,290

Total		19,162,249

Pharmaceuticals 2.8%

Perrigo Co.	121,860	14,370,950

Valeant Pharmaceuticals International, Inc.(a)	287,523	12,878,155

Total		27,249,105

Total Health Care		164,306,942

Industrials 13.7%
Air Freight & Logistics 0.7%

Expeditors International of Washington, Inc.	174,163	6,748,816

Commercial Services & Supplies 0.8%

Iron Mountain, Inc.	249,936	8,237,891

Construction & Engineering 0.7%

Chicago Bridge & Iron Co. NV	191,687	7,276,438

Electrical Equipment 3.4%

AMETEK, Inc.	321,050	16,023,605

Roper Industries, Inc.	172,503	17,005,346

Total		33,028,951

Machinery 4.2%

Colfax Corp.(a)(b)	335,292	9,244,001

IDEX Corp.	356,279	13,887,755

Pall Corp.	156,149	8,558,527

Xylem, Inc.	378,331	9,522,591

Total		41,212,874

Professional Services 2.5%

IHS, Inc., Class A(a)	136,513	14,706,546

Robert Half International, Inc.	336,490	9,613,519

Total		24,320,065

Road & Rail 1.4%

JB Hunt Transport Services, Inc.	110,123	6,563,331

Kansas City Southern	100,357	6,980,833

Total		13,544,164

Total Industrials		134,369,199

Common Stocks (continued)
Issuer	Shares	Value ($)

Information Technology 19.4%
Communications Equipment 2.2%

F5 Networks, Inc.(a)	65,871	6,558,117

Finisar Corp.(a)(b)	400,393	5,989,879

Juniper Networks, Inc.(a)	578,391	9,433,557

Total		21,981,553

Computers & Peripherals 0.7%

NetApp, Inc.(a)	215,558	6,859,056

Electronic Equipment, Instruments & Components 1.2%

Amphenol Corp., Class A	207,346	11,387,442

Internet Software & Services 3.4%

Rackspace Hosting, Inc.(a)(b)	262,166	11,519,574

VeriSign, Inc.(a)	502,056	21,874,580

Total		33,394,154

IT Services 3.4%

Alliance Data Systems Corp.(a)(b)	114,383	15,441,705

Gartner, Inc.(a)(b)	231,857	9,981,444

Teradata Corp.(a)	110,885	7,984,829

Total		33,407,978

Semiconductors & Semiconductor Equipment 4.0%

Altera Corp.	215,147	7,280,574

Broadcom Corp., Class A(a)	297,823	10,066,417

Maxim Integrated Products, Inc.	192,973	4,947,828

Skyworks Solutions, Inc.(a)	179,795	4,920,989

Xilinx, Inc.	355,850	11,945,885

Total		39,161,693

Software 4.5%

Activision Blizzard, Inc.	887,752	10,644,146

Check Point Software Technologies Ltd.(a)(b)	175,389	8,697,541

Intuit, Inc.	222,558	13,208,817

Red Hat, Inc.(a)	211,395	11,939,590

Total		44,490,094

Total Information Technology		190,681,970

Materials 6.9%
Chemicals 5.1%

Airgas, Inc.	113,929	9,571,175

Albemarle Corp.	177,084	10,561,290

Ecolab, Inc.	263,258	18,041,071

FMC Corp.	224,370	11,999,308

Total		50,172,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	171

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Metals & Mining 1.8%

Eldorado Gold Corp.	385,989	4,755,384

Reliance Steel & Aluminum Co.	198,917	10,045,309

Silver Wheaton Corp.	112,425	3,017,487

Total		17,818,180

Total Materials		67,991,024

Telecommunication Services 5.0%
Wireless Telecommunication Services 5.0%

Crown Castle International Corp.(a)	506,969	29,738,801

NII Holdings, Inc.(a)(b)	750,466	7,677,267

SBA Communications Corp., Class A(a)(b)	205,192	11,706,204

Total		49,122,272

Total Telecommunication Services		49,122,272

Total Common Stocks (Cost: $801,925,667)		950,653,739

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(c)(d)	30,673,595	30,673,595

Total Money Market Funds (Cost: $30,673,595)		30,673,595

Investments of Cash Collateral Received for Securities on Loan 9.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Asset-Backed Commercial Paper 0.7%
Kells Funding LLC
10/12/12	0.612%	3,987,597	3,987,597
10/12/12	0.612%	2,990,748	2,990,748

Total			6,978,345

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Certificates of Deposit 1.2%
Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	2,000,000	2,000,000

Svenska Handelsbanken
08/27/12	0.270%	5,000,065	5,000,065

Union Bank of Switzerland
07/24/12	0.790%	5,000,000	5,000,000

Total			12,000,065

Commercial Paper 0.5%
Caisse des Depots
08/31/12	0.360%	4,995,350	4,995,350

Repurchase Agreements 6.7%
Mizuho Securities USA, Inc.(e) dated 06/29/12, matures 07/02/12, repurchase price
$15,000,313	0.250%	15,000,000	15,000,000

repurchase price
$25,000,417	0.200%	25,000,000	25,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$3,611,492(e)	0.250%	3,611,417	3,611,417

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$22,000,495(e)	0.270%	22,000,000	22,000,000

Total			65,611,417

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $89,585,177)			89,585,177

Total Investments (Cost: $922,184,439)			1,070,912,511

Other Assets & Liabilities, Net			(87,248,497)

Net Assets			983,664,014

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the six months ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	19,292,908	148,342,400	(136,961,713)	—	30,673,595	23,137	30,673,595

The accompanying Notes to Financial Statements are an integral part of this statement.

172	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	7,053,066

Freddie Mac REMICS	8,246,934

Total market value of collateral securities	15,300,000

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.200%)
United States Treasury Inflation Indexed Bonds	621,461

United States Treasury Note/Bond	24,878,539

Total market value of collateral securities	25,500,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	34,266

United States Treasury Note/Bond	3,649,457

Total market value of collateral securities	3,683,723

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	1,844,258

Fannie Mae REMICS	3,338,595

Fannie Mae-Aces	217,423

Freddie Mac Reference REMIC	67,145

Freddie Mac REMICS	8,159,112

Government National Mortgage Association	8,813,467

Total market value of collateral securities	22,440,000

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	173

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	165,734,302	—	—	165,734,302

Consumer Staples	61,433,598	—	—	61,433,598

Energy	67,040,394	—	—	67,040,394

Financials	49,974,038	—	—	49,974,038

Health Care	164,306,942	—	—	164,306,942

Industrials	134,369,199	—	—	134,369,199

Information Technology	190,681,970	—	—	190,681,970

Materials	67,991,024	—	—	67,991,024

Telecommunication Services	49,122,272	—	—	49,122,272

Total Equity Securities	950,653,739	—	—	950,653,739

The accompanying Notes to Financial Statements are an integral part of this statement.

174	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Money Market Funds	30,673,595	—	—	30,673,595

Investments of Cash Collateral Received for Securities on Loan	—	89,585,177	—	89,585,177

Total Other	30,673,595	89,585,177	—	120,258,772

Total	981,327,334	89,585,177	—	1,070,912,511

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	175

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – MFS Value Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%
Issuer	Shares	Value ($)

Consumer Discretionary 10.1%
Auto Components 1.4%

Delphi Automotive PLC(a)	285,130	7,270,815

Johnson Controls, Inc.	659,755	18,281,811

Total		25,552,626

Automobiles 0.2%

General Motors Co.(a)	150,200	2,961,944

Leisure Equipment & Products 0.8%

Hasbro, Inc.(b)	433,671	14,688,437

Media 5.1%

Comcast Corp.	525,080	16,487,512

Omnicom Group, Inc.	428,305	20,815,623

Viacom, Inc., Class B	417,810	19,645,426

Walt Disney Co. (The)	674,478	32,712,183

Total		89,660,744

Multiline Retail 1.9%

Kohl’s Corp.	119,500	5,436,055

Target Corp.	468,120	27,239,903

Total		32,675,958

Specialty Retail 0.7%

Advance Auto Parts, Inc.	82,132	5,603,045

Staples, Inc.	568,995	7,425,385

Total		13,028,430

Total Consumer Discretionary		178,568,139

Consumer Staples 14.6%
Beverages 2.6%

Diageo PLC	1,235,689	31,849,888

PepsiCo, Inc.	206,770	14,610,368

Total		46,460,256

Food & Staples Retailing 1.5%

CVS Caremark Corp.	356,718	16,669,432

Walgreen Co.	369,670	10,934,839

Total		27,604,271

Food Products 4.6%

Danone SA	291,200	18,097,087

General Mills, Inc.	708,600	27,309,444

JM Smucker Co. (The)	83,100	6,275,712

Kellogg Co.	162,219	8,002,263

Nestlé SA, Registered Shares	357,491	21,334,302

Total		81,018,808

Household Products 0.6%

Procter & Gamble Co. (The)	164,601	10,081,811

Common Stocks (continued)
Issuer	Shares	Value ($)

Tobacco 5.3%

Altria Group, Inc.	315,874	10,913,447

Lorillard, Inc.	104,780	13,825,721

Philip Morris International, Inc.	804,851	70,231,298

Total		94,970,466

Total Consumer Staples		260,135,612

Energy 7.0%
Energy Equipment & Services 0.3%

Transocean Ltd.	100,670	4,502,969

Oil, Gas & Consumable Fuels 6.7%

Apache Corp.	145,515	12,789,313

Chevron Corp.	349,686	36,891,873

EOG Resources, Inc.	109,801	9,894,168

Exxon Mobil Corp.	352,665	30,177,544

Hess Corp.	27,385	1,189,878

Occidental Petroleum Corp.	335,315	28,759,968

Total		119,702,744

Total Energy		124,205,713

Financials 19.8%
Capital Markets 6.3%

Bank of New York Mellon Corp. (The)	1,296,456	28,457,209

BlackRock, Inc.	127,085	21,581,575

Franklin Resources, Inc.(b)	99,750	11,071,252

Goldman Sachs Group, Inc. (The)	382,291	36,646,415

State Street Corp.	329,826	14,723,433

Total		112,479,884

Commercial Banks 3.0%

PNC Financial Services Group, Inc.	224,283	13,705,934

SunTrust Banks, Inc.	116,970	2,834,183

Wells Fargo & Co.	1,106,142	36,989,389

Total		53,529,506

Diversified Financial Services 3.7%

Bank of America Corp.	560,982	4,588,833

JPMorgan Chase & Co.	1,516,863	54,197,515

Moody’s Corp.(b)	214,070	7,824,258

Total		66,610,606

Insurance 6.8%

ACE Ltd.	200,697	14,877,669

Aon PLC	368,115	17,220,420

Chubb Corp. (The)	196,619	14,317,796

MetLife, Inc.	972,540	30,002,859

The accompanying Notes to Financial Statements are an integral part of this statement.

176	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Prudential Financial, Inc.	428,226	20,738,985

Travelers Companies, Inc. (The)	360,728	23,028,875

Total		120,186,604

Total Financials		352,806,600

Health Care 13.2%
Health Care Equipment & Supplies 2.6%

Becton Dickinson and Co.	143,063	10,693,959

Medtronic, Inc.	508,215	19,683,167

St. Jude Medical, Inc.	402,688	16,071,278

Total		46,448,404

Health Care Providers & Services 0.6%

Quest Diagnostics, Inc.	168,860	10,114,714

Life Sciences Tools & Services 0.8%

Thermo Fisher Scientific, Inc.	286,732	14,884,258

Pharmaceuticals 9.2%

Abbott Laboratories	488,748	31,509,584

Johnson & Johnson	725,599	49,021,468

Merck & Co., Inc.	423,593	17,685,008

Pfizer, Inc.	2,427,633	55,835,559

Roche Holding AG, Genusschein Shares	54,541	9,421,031

Total		163,472,650

Total Health Care		234,920,026

Industrials 16.6%
Aerospace & Defense 8.3%

Honeywell International, Inc.	531,185	29,661,370

Huntington Ingalls Industries, Inc.(a)(b)	54,060	2,175,374

Lockheed Martin Corp.(b)	696,661	60,665,240

Northrop Grumman Corp.	291,220	18,576,924

United Technologies Corp.	483,626	36,528,272

Total		147,607,180

Air Freight & Logistics 1.1%

United Parcel Service, Inc., Class B	248,470	19,569,497

Construction & Engineering 0.1%

Fluor Corp.	48,240	2,380,162

Industrial Conglomerates 4.2%

3M Co.	339,035	30,377,536

Danaher Corp.	399,548	20,808,460

Tyco International Ltd.	452,290	23,903,526

Total		75,089,522

Common Stocks (continued)
Issuer	Shares	Value ($)

Machinery 1.7%

Eaton Corp.	281,948	11,173,599

Stanley Black & Decker, Inc.(b)	295,823	19,039,169

Total		30,212,768

Professional Services 0.5%

Dun & Bradstreet Corp. (The)	127,338	9,062,645

Road & Rail 0.7%

Canadian National Railway Co.	136,466	11,515,001

Total Industrials		295,436,775

Information Technology 10.0%
Communications Equipment 0.6%

Cisco Systems, Inc.	608,086	10,440,837

Computers & Peripherals 0.2%

Hewlett-Packard Co.	191,517	3,851,407

IT Services 6.0%

Accenture PLC, Class A	614,424	36,920,738

Fiserv, Inc.(a)	108,040	7,802,649

International Business Machines Corp.	188,672	36,900,469

Mastercard, Inc., Class A	21,589	9,285,645

Western Union Co. (The)	970,694	16,346,487

Total		107,255,988

Semiconductors & Semiconductor Equipment 1.2%

ASML Holding NV, NY Registered Shares, ADR	75,120	3,862,670

Intel Corp.	647,875	17,265,869

Total		21,128,539

Software 2.0%

Oracle Corp.	1,161,277	34,489,927

Total Information Technology		177,166,698

Materials 2.2%
Chemicals 2.2%

Air Products & Chemicals, Inc.	202,175	16,321,588

PPG Industries, Inc.	217,862	23,119,515

Total		39,441,103

Total Materials		39,441,103

Telecommunication Services 3.9%
Diversified Telecommunication Services 2.2%

AT&T, Inc.	1,122,565	40,030,668

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	177

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Wireless Telecommunication Services 1.7%

Vodafone Group PLC	10,512,596	29,548,356

Total Telecommunication Services		69,579,024

Utilities 1.2%
Electric Utilities 0.2%

PPL Corp.(b)	124,826	3,471,411

Multi-Utilities 1.0%

PG&E Corp.	303,883	13,756,784

Public Service Enterprise Group, Inc.	123,668	4,019,210

Total		17,775,994

Total Utilities		21,247,405

Total Common Stocks
(Cost: $1,561,297,964)		1,753,507,095

Convertible Preferred Stocks 0.3%
Industrials 0.1%
Aerospace & Defense 0.1%

United Technologies Corp., 7.500%	36,590	1,927,927

Total Industrials		1,927,927

Utilities 0.2%
Electric Utilities 0.2%

PPL Corp., 9.500%	48,000	2,543,280

Total Utilities		2,543,280

Total Convertible Preferred Stocks
(Cost: $4,309,399)		4,471,207

Money Market Funds 1.3%
Issuer	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	22,711,241	22,711,241

Total Money Market Funds
(Cost: $22,711,241)		22,711,241

Investments of Cash Collateral Received for Securities on Loan 1.3%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 1.3%
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$20,000,417(e)	0.250%	20,000,000	20,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$3,469,341(e)	0.250%	3,469,269	3,469,269

Total			23,469,269

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $23,469,269)			23,469,269

Total Investments
(Cost: $1,611,787,873)			1,804,158,812

Other Assets & Liabilities, Net			(25,925,405)

Net Assets			1,778,233,407

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	31,366,533	88,049,545	(96,704,837)	—	22,711,241	15,468	22,711,241

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	9,404,088

Freddie Mac REMICS	10,995,912

Total market value of collateral securities	20,400,000

The accompanying Notes to Financial Statements are an integral part of this statement.

178	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	32,916

United States Treasury Note/Bond	3,505,812

Total market value of collateral securities	3,538,728

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	179

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	178,568,139	—	—	178,568,139

Consumer Staples	188,854,335	71,281,277	—	260,135,612

Energy	124,205,713	—	—	124,205,713

Financials	352,806,600	—	—	352,806,600

Health Care	225,498,995	9,421,031	—	234,920,026

Industrials	295,436,775	—	—	295,436,775

Information Technology	177,166,698	—	—	177,166,698

Materials	39,441,103	—	—	39,441,103

Telecommunication Services	40,030,668	29,548,356	—	69,579,024

Utilities	21,247,405	—	—	21,247,405

Convertible Preferred Stocks

Industrials	1,927,927	—	—	1,927,927

Utilities	2,543,280	—	—	2,543,280

Total Equity Securities	1,647,727,638	110,250,664	—	1,757,978,302

Other

Money Market Funds	22,711,241	—	—	22,711,241

Investments of Cash Collateral Received for Securities on Loan	—	23,469,269	—	23,469,269

Total Other	22,711,241	23,469,269	—	46,180,510

Total	1,670,438,879	133,719,933	—	1,804,158,812

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, June 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In ($)		Transfers Out ($)
Level 1	Level 2	Level 1	Level 2
2,664,480	—	—	2,664,480

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

180	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Marsico Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 91.1%
Issuer	Shares	Value ($)

Consumer Discretionary 33.7%
Hotels, Restaurants & Leisure 11.8%

McDonald’s Corp.	442,951	39,214,452

Starbucks Corp.	857,951	45,745,947

Starwood Hotels & Resorts Worldwide, Inc.	651,012	34,529,676

Wynn Resorts Ltd.	354,341	36,752,249

Yum! Brands, Inc.	630,378	40,608,951

Total		196,851,275

Internet & Catalog Retail 4.5%

Amazon.com, Inc.(a)	101,297	23,131,170

priceline.com, Inc.(a)	76,904	51,104,246

Total		74,235,416

Multiline Retail 1.1%

Dollar General Corp.(a)	151,801	8,256,456

Dollar Tree, Inc.(a)	201,002	10,813,908

Total		19,070,364

Specialty Retail 11.4%

AutoZone, Inc.(a)	46,798	17,182,821

Home Depot, Inc. (The)	801,123	42,451,508

Limited Brands, Inc.	568,239	24,167,205

O’Reilly Automotive, Inc.(a)	260,474	21,819,907

TJX Companies, Inc.	1,960,647	84,170,576

Total		189,792,017

Textiles, Apparel & Luxury Goods 4.9%

Cie Financiere Richemont SA, ADR	1,634,304	8,841,585

Coach, Inc.	278,414	16,281,651

lululemon athletica, Inc.(a)(b)	273,185	16,290,021

Nike, Inc., Class B	468,673	41,140,116

Total		82,553,373

Total Consumer Discretionary		562,502,445

Consumer Staples 4.9%
Beverages 1.1%

Anheuser-Busch InBev NV, ADR	231,208	18,415,717

Food & Staples Retailing 0.5%

Wal-Mart Stores, Inc.	121,280	8,455,642

Food Products 2.2%

Mead Johnson Nutrition Co.	450,998	36,309,849

Personal Products 1.1%

Estee Lauder Companies, Inc. (The), Class A	334,224	18,088,203

Total Consumer Staples		81,269,411

Common Stocks (continued)
Issuer	Shares	Value ($)

Energy 4.6%
Energy Equipment & Services 2.9%

Halliburton Co.	683,001	19,390,398

National Oilwell Varco, Inc.	447,392	28,829,941

Total		48,220,339

Oil, Gas & Consumable Fuels 1.7%

Occidental Petroleum Corp.	333,567	28,610,041

Total Energy		76,830,380

Financials 6.0%
Commercial Banks 6.0%

U.S. Bancorp	1,494,705	48,069,712

Wells Fargo & Co.	1,563,236	52,274,612

Total		100,344,324

Total Financials		100,344,324

Health Care 9.6%
Biotechnology 3.3%

Biogen Idec, Inc.(a)	375,696	54,242,989

Health Care Providers & Services 2.8%

Express Scripts Holding Co.(a)	848,935	47,396,041

Pharmaceuticals 3.5%

Abbott Laboratories	80,909	5,216,203

Allergan, Inc.	272,112	25,189,408

Bristol-Myers Squibb Co.	768,677	27,633,938

Total		58,039,549

Total Health Care		159,678,579

Industrials 6.7%
Aerospace & Defense 1.8%

Precision Castparts Corp.	186,123	30,615,372

Industrial Conglomerates 0.5%

Danaher Corp.	166,260	8,658,821

Machinery 1.1%

Cummins, Inc.	182,681	17,703,616

Road & Rail 2.1%

Union Pacific Corp.	287,023	34,244,714

Trading Companies & Distributors 1.2%

WW Grainger, Inc.	107,274	20,515,080

Total Industrials		111,737,603

Information Technology 22.1%
Communications Equipment 1.9%

QUALCOMM, Inc.	571,510	31,821,677

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	181

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Marsico Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Computers & Peripherals 8.7%

Apple, Inc.(a)	230,923	134,859,032

EMC Corp.(a)	421,598	10,805,557

Total		145,664,589

Internet Software & Services 4.4%

Baidu, Inc., ADR(a)	405,656	46,642,327

Facebook, Inc., Class A(a)(b)	415,708	12,936,833

LinkedIn Corp., Class A(a)(b)	136,235	14,477,693

Total		74,056,853

IT Services 5.0%

Accenture PLC, Class A	618,809	37,184,232

Visa, Inc., Class A	374,976	46,358,283

Total		83,542,515

Software 2.1%

Check Point Software Technologies Ltd.(a)	474,133	23,512,256

VMware, Inc., Class A(a)(b)	116,861	10,639,025

Total		34,151,281

Total Information Technology		369,236,915

Materials 3.5%
Chemicals 3.5%

Monsanto Co.	495,355	41,005,487

Praxair, Inc.	159,356	17,326,778

Total		58,332,265

Total Materials		58,332,265

Total Common Stocks
(Cost: $1,281,588,525)		1,519,931,922

Preferred Stocks 0.5%
Financials 0.5%
Commercial Banks 0.5%

Wells Fargo & Co., 8.000%	237,875	7,183,825

Total Financials		7,183,825

Total Preferred Stocks (Cost: $6,463,064)		7,183,825

Money Market Funds 5.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	98,557,546	98,557,546

Total Money Market Funds
(Cost: $98,557,546)		98,557,546

Investments of Cash Collateral Received for Securities on Loan 1.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Asset-Backed Commercial Paper 0.2%
Kells Funding LLC
10/12/12	0.612%	3,987,597	3,987,597

Certificates of Deposit 0.3%
Rabobank
07/31/12	0.660%	5,000,000	5,000,000

Repurchase Agreements 0.6%
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12,
repurchase price $9,657,373(e)	0.250%	9,657,171	9,657,171

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $18,644,768)			18,644,768

Total Investments
(Cost: $1,405,253,903)			1,644,318,061

Other Assets & Liabilities, Net			23,952,565

Net Assets			1,668,270,626

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

182	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Marsico Growth Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	100,811,321	437,513,224	(439,766,999)	—	98,557,546	35,405	98,557,546

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	91,626

United States Treasury Note/Bond	9,758,894

Total market value of collateral securities	9,850,520

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	183

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Marsico Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	562,502,445	—	—	562,502,445

Consumer Staples	81,269,411	—	—	81,269,411

Energy	76,830,380	—	—	76,830,380

Financials	100,344,324	—	—	100,344,324

Health Care	159,678,579	—	—	159,678,579

Industrials	111,737,603	—	—	111,737,603

Information Technology	369,236,915	—	—	369,236,915

Materials	58,332,265	—	—	58,332,265

Preferred Stocks

Financials	7,183,825	—	—	7,183,825

Total Equity Securities	1,527,115,747	—	—	1,527,115,747

Other

Money Market Funds	98,557,546	—	—	98,557,546

Investments of Cash Collateral Received for Securities on Loan	—	18,644,768	—	18,644,768

Total Other	98,557,546	18,644,768	—	117,202,314

Total	1,625,673,293	18,644,768	—	1,644,318,061

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

184	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.1%
Issuer	Shares	Value ($)

Australia 6.3%
Commonwealth Property Office Fund	8,855,992	9,231,454

David Jones Ltd.(a)	678,021	1,812,973

Monadelphous Group Ltd.	291,609	6,591,584

Transfield Services Ltd.	2,143,662	4,017,563

Total		21,653,574

Canada 3.6%
Morguard Real Estate Investment Trust(a)	120,500	2,012,081

Northern Property REIT(a)	117,300	3,794,017

Pason Systems Corp.(a)	460,250	6,726,766

Total		12,532,864

China 0.8%
AAC Technologies Holdings, Inc.	906,000	2,636,601

Denmark 2.1%
Christian Hansen Holding A/S	275,347	7,094,376

France 8.3%
Boiron SA	68,762	1,788,144

Euler Hermes SA	24,252	1,569,661

Ingenico	81,217	3,942,738

IPSOS	97,487	2,869,318

Medica SA	160,645	2,562,968

Mersen	97,635	2,446,305

Neopost SA	119,676	6,386,720

Nexans SA	70,318	2,727,600

Rubis	81,756	4,215,265

Total		28,508,719

Germany 11.4%
Bilfinger Berger SE	63,679	5,190,200

ElringKlinger AG(a)	131,411	3,135,705

Fielmann AG(a)	58,996	5,462,107

GFK SE	66,906	3,318,806

MTU Aero Engines Holding AG	60,432	4,447,765

Norma Group	145,308	3,192,815

Rational AG(a)	10,330	2,462,235

Symrise AG	393,227	11,984,349

Total		39,193,982

Common Stocks (continued)
Issuer	Shares	Value ($)

Hong Kong 3.0%
AMVIG Holdings Ltd.	5,078,000	2,248,621

ASM Pacific Technology Ltd.(a)	229,900	2,938,667

Emperor Watch & Jewellery, Ltd.	24,610,000	2,260,953

Pacific Basin Shipping Ltd.	6,305,000	2,712,229

Total		10,160,470

Ireland 1.1%
Glanbia PLC	495,541	3,662,303

Japan 9.8%
Ariake Japan Co., Ltd.	129,200	2,700,346

FCC Co., Ltd.	261,800	4,391,535

Hogy Medical Co., Ltd.	95,400	4,351,869

Horiba Ltd.	110,600	3,884,255

Miraca Holdings, Inc.	120,100	4,986,358

Miura Co., Ltd.	78,900	2,100,798

Nifco, Inc.	295,700	7,148,050

Taiyo Holdings Co., Ltd.(a)	80,300	2,019,394

Ushio, Inc.	177,400	2,198,798

Total		33,781,403

Netherlands 4.5%
Koninklijke Boskalis Westminster NV	318,558	10,511,740

QIAGEN NV(a)(b)	210,399	3,523,037

SBM Offshore NV(b)	112,842	1,563,793

Total		15,598,570

New Zealand 2.3%
Auckland International Airport Ltd.	1,490,562	2,923,384

Fisher & Paykel Healthcare Corp., Ltd.	1,210,492	1,914,770

SKYCITY Entertainment Group Ltd.	1,111,588	3,036,660

Total		7,874,814

Norway 0.6%
Farstad Shipping ASA(a)	81,090	1,917,248

Singapore 12.8%
Ascendas Real Estate Investment Trust	3,339,000	5,696,164

CapitaMall Trust	6,863,000	10,395,320

Ezra Holdings Ltd.(b)	4,263,000	3,631,390

Hyflux Ltd.(a)	3,029,500	3,244,766

SATS Ltd.	3,005,000	6,390,678

SIA Engineering Co., Ltd.	2,363,000	7,469,604

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	185

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

SMRT Corp., Ltd.(a)	1,299,864	1,739,332

StarHub Ltd.	2,015,000	5,461,515

Total		44,028,769

Spain 1.0%
Prosegur Cia de Seguridad SA, Registered Shares	68,748	3,523,646

Sweden 0.9%
AF AB, Class B	165,359	3,203,910

United Kingdom 28.6%
AZ Electronic Materials SA	1,004,896	4,522,138

Bodycote PLC	499,630	2,611,784

Cobham PLC	1,151,665	4,195,661

CPP Group PLC	680,956	470,584

Croda International PLC	364,342	12,945,156

De La Rue PLC	491,056	7,805,295

Diploma PLC	568,841	3,972,520

Domino Printing Sciences PLC	554,518	4,691,553

Greene King PLC	253,638	2,189,421

Halma PLC	546,290	3,575,686

Interserve PLC	582,787	2,854,692

Laird PLC	1,325,562	3,894,440

Rexam PLC	1,020,804	6,737,241

Rotork PLC	376,701	11,650,757

Serco Group PLC	496,268	4,167,678

Spectris PLC	201,681	4,848,628

Spirax-Sarco Engineering PLC	118,823	3,703,146

TT electronics PLC	841,367	2,009,798

Ultra Electronics Holdings PLC	249,598	6,221,837

Victrex PLC	252,642	5,044,071

Total		98,112,086

Total Common Stocks
(Cost: $306,267,204)		333,483,335

Money Market Funds 2.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	8,174,342	8,174,342

Total Money Market Funds (Cost: $8,174,342)		8,174,342

Investments of Cash Collateral Received for Securities on Loan 6.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 6.1%
Goldman Sachs & Co. dated 06/27/12, matures 07/05/12, repurchase price
$5,000,158(e)	0.190%	5,000,000	5,000,000

Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$2,000,042(e)	0.250%	2,000,000	2,000,000

Natixis Financial Products, Inc.(e) dated 06/29/12, matures 07/02/12, repurchase price
$4,843,493	0.250%	4,843,392	4,843,392

repurchase price $5,000,104	0.250%	5,000,000	5,000,000

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$4,000,090(e)	0.270%	4,000,000	4,000,000

Total			20,843,392

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $20,843,392)			20,843,392

Total Investments
(Cost: $335,284,938)			362,501,069

Other Assets & Liabilities, Net			(19,225,327)

Net Assets			343,275,742

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Jackson Partners & Associates Inc.	July 31, 2012	7,761,000 (AUD	)	7,945,673 (USD	)	24,022	—

Jackson Partners & Associates Inc.	July 31, 2012	7,217,500 (NZD	)	5,832,317 (USD	)	66,048	—

Total						90,070	—

The accompanying Notes to Financial Statements are an integral part of this statement.

186	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	At June 30, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	11,170,216	33,607,306	(36,603,180)	—	8,174,342	6,379	8,174,342

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Goldman Sachs & Co. (0.190%)
Fannie Mae Pool	3,064,746

Freddie Mac Gold Pool	1,849,655

Freddie Mac Non Gold Pool	185,599

Total market value of collateral securities	5,100,000

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	940,409

Freddie Mac REMICS	1,099,591

Total market value of collateral securities	2,040,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	762,512

Fannie Mae REMICS	1,319,164

Federal Home Loan Banks	172,979

Federal National Mortgage Association	172,941

Freddie Mac Gold Pool	442,621

Freddie Mac Non Gold Pool	164,196

Freddie Mac REMICS	784,057

Government National Mortgage Association	928,378

United States Treasury Note/Bond	353,258

Total market value of collateral securities	5,100,106

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	45,953

United States Treasury Note/Bond	4,894,410

Total market value of collateral securities	4,940,363

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	187

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	335,320

Fannie Mae REMICS	607,017

Fannie Mae-Aces	39,531

Freddie Mac Reference REMIC	12,208

Freddie Mac REMICS	1,483,475

Government National Mortgage Association	1,602,449

Total market value of collateral securities	4,080,000

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Currency Legend

AUD	Australian Dollar

NZD	New Zealand Dollar

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

188	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	—	35,625,527	—	35,625,527

Consumer Staples	—	6,362,650	—	6,362,650

Energy	6,726,766	7,112,430	—	13,839,196

Financials	5,806,099	26,892,598	—	32,698,697

Health Care	—	19,127,147	—	19,127,147

Industrials	—	117,531,620	—	117,531,620

Information Technology	—	42,781,608	—	42,781,608

Materials	—	52,595,344	—	52,595,344

Telecommunication Services	—	5,461,515	—	5,461,515

Utilities	—	7,460,031	—	7,460,031

Total Equity Securities	12,532,865	320,950,470	—	333,483,335

Other

Money Market Funds	8,174,342	—	—	8,174,342

Investments of Cash Collateral Received for Securities on Loan	—	20,843,392	—	20,843,392

Total Other	8,174,342	20,843,392	—	29,017,734

Investments in Securities	20,707,207	341,793,862	—	362,501,069
Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	90,070	—	90,070

Total	20,707,207	341,883,932	—	362,591,139

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	189

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%
Issuer	Shares	Value ($)

Australia 9.2%
Centro Retail Australia	658,576	1,336,669

CFS Retail Property Trust	1,040,226	2,076,187

Commonwealth Property Office Fund	335,401	349,621

Dexus Property Group	4,181,606	4,001,398

Goodman Group	644,736	2,441,257

GPT Group	1,397,977	4,728,737

Investa Office Fund	125,619	350,565

Mirvac Group	2,217,245	2,913,418

Stockland	1,126,832	3,576,454

Westfield Group	1,379,596	13,508,156

Westfield Retail Trust	2,031,276	5,958,116

Total		41,240,578

Austria —%
Conwert Immobilien Invest SE	10,554	116,099

Belgium 0.1%
Befimmo SCA Sicafi	3,400	193,178

Cofinimmo	2,858	318,518

Total		511,696

Brazil 0.7%
BR Malls Participacoes SA	30,600	346,602

BR Properties SA	87,400	1,022,604

Iguatemi Empresa de Shopping Centers SA	39,400	811,148

PDG Realty SA Empreendimentos e Participacoes	493,900	868,044

Total		3,048,398

Canada 3.3%
Boardwalk Real Estate Investment Trust(a)	30,870	1,777,125

Brookfield Office Properties(a)	12,058	324,871

Brookfield Office Properties, Inc.	400,027	6,968,470

Calloway Real Estate Investment Trust(a)(b)	27,691	761,564

Extendicare Real Estate Investment Trust(a)	36,570	261,496

RioCan Real Estate Investment Trust(b)	171,035	4,653,442

Total		14,746,968

Cayman Islands 0.5%
Country Garden Holdings Co.(a)	3,532,288	1,402,619

Shimao Property Holdings Ltd.(b)	566,500	878,054

Total		2,280,673

Common Stocks (continued)
Issuer	Shares	Value ($)

China 0.6%
Agile Property Holdings Ltd.(b)	1,068,000	1,391,736

China Overseas Land & Investment Ltd.	328,000	772,447

Evergrande Real Estate Group Ltd.	1,033,000	534,985

Total		2,699,168

Finland 0.2%
Citycon OYJ	104,117	294,633

Sponda OYJ	224,274	839,781

Total		1,134,414

France 3.3%
Altarea	2,083	268,875

Fonciere Des Regions(b)	9,672	695,403

Gecina SA(b)	10,666	950,841

ICADE	15,416	1,165,919

Klepierre	51,895	1,705,469

Mercialys SA	36,633	681,688

Societe de la Tour Eiffel	4,830	241,525

Societe Immobiliere de Location pour l’Industrie et le Commerce	4,891	463,349

Unibail-Rodamco SE	45,887	8,452,847

Total		14,625,916

Germany 0.4%
Alstria Office REIT AG	102,179	1,081,968

Deutsche Euroshop AG	8,839	313,409

GSW Immobilien AG	6,881	235,246

Prime Office REIT-AG	101,825	418,891

Total		2,049,514

Hong Kong 16.1%
China Resources Land Ltd.	642,000	1,327,504

Hang Lung Properties Ltd.	1,234,000	4,221,044

Henderson Land Development Co., Ltd.	530,837	2,951,152

Hongkong Land Holdings Ltd.	2,302,000	13,279,697

Hysan Development Co., Ltd.	1,424,097	5,428,380

Kerry Properties Ltd.	1,587,000	6,829,135

Link REIT (The)	727,000	2,979,872

New World Development Co., Ltd.	1,554,307	1,831,526

Sino Land Co., Ltd.	2,478,967	3,764,231

Sun Hung Kai Properties Ltd.	2,238,637	26,615,037

Swire Properties Ltd.	227,300	684,511

Wharf Holdings Ltd.	428,466	2,382,682

Total		72,294,771

The accompanying Notes to Financial Statements are an integral part of this statement.

190	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Italy 0.2%
Beni Stabili SpA	1,956,249	847,899

Japan 8.9%
Japan Real Estate Investment Corp.	244	2,237,176

Mitsubishi Estate Co., Ltd.	793,000	14,227,056

Mitsui Fudosan Co., Ltd.	641,000	12,437,218

Nippon Building Fund, Inc.	227	2,194,789

NTT Urban Development Corp.	115	93,039

Sumitomo Realty & Development Co., Ltd.	345,000	8,485,755

Tokyo Tatemono Co., Ltd.(a)	54,000	203,778

Total		39,878,811

Netherlands 0.9%
Corio NV	50,387	2,218,407

Eurocommercial Properties NV	39,093	1,352,501

VastNed Retail NV	590	23,033

Wereldhave NV	4,818	309,575

Total		3,903,516

Norway 0.1%
Norwegian Property ASA	289,536	396,792

Singapore 1.7%
Ascendas Real Estate Investment Trust	59,000	100,651

CapitaLand Ltd.	1,925,000	4,150,595

CapitaMall Trust	780,000	1,181,458

City Developments Ltd.	119,000	1,060,756

Global Logistic Properties Ltd.(a)	622,000	1,035,481

Suntec Real Estate Investment Trust	79,000	84,612

UOL Group Ltd.	31,000	121,518

Total		7,735,071

Sweden 0.7%
Atrium Ljungberg AB, Class B	47,586	564,082

Castellum AB	75,329	911,003

Fabege AB	27,264	213,897

Hufvudstaden AB	148,548	1,592,336

Total		3,281,318

Switzerland 0.9%
Mobimo Holding AG(a)	1,271	293,662

PSP Swiss Property AG(a)	37,230	3,285,662

Swiss Prime Site AG(a)	8,734	728,512

Total		4,307,836

Common Stocks (continued)
Issuer	Shares	Value ($)

United Kingdom 6.2%
Atrium European Real Estate Ltd.	134,512	631,457

Big Yellow Group PLC	225,332	1,024,790

British Land Co. PLC	461,787	3,697,761

Capital & Counties Properties PLC	205,544	675,609

Capital & Regional PLC(a)	1,151,907	478,781

Capital Shopping Centres Group PLC	269,811	1,363,048

Derwent London PLC	44,995	1,308,170

Development Securities PLC	94,988	209,585

Grainger PLC	515,646	735,968

Great Portland Estates PLC	171,700	1,059,985

Hammerson PLC	526,095	3,653,818

Land Securities Group PLC	411,611	4,768,908

LXB Retail Properties PLC(a)	852,525	1,482,053

Metric Property Investments PLC	461,187	617,557

Quintain Estates & Development PLC(a)	826,285	490,991

Safestore Holdings PLC	691,937	1,102,642

Segro PLC	369,480	1,258,816

Shaftesbury PLC	54,449	439,562

St. Modwen Properties PLC	438,045	1,156,363

Unite Group PLC	538,007	1,629,486

Total		27,785,350

United States 43.4%
Acadia Realty Trust	83,270	1,930,199

Apartment Investment & Management Co., Class A	257,882	6,970,551

Ashford Hospitality Trust, Inc.	91,830	774,127

Assisted Living Concepts, Inc., Class A	81,950	1,165,329

AvalonBay Communities, Inc.	41,638	5,890,944

BioMed Realty Trust, Inc.	13,548	253,077

Boston Properties, Inc.	83,035	8,998,503

BRE Properties, Inc.	49,783	2,490,146

Camden Property Trust	45,926	3,107,812

CommonWealth REIT	43,011	822,370

Cousins Properties, Inc.	247,404	1,917,381

DCT Industrial Trust, Inc.(b)	526,168	3,314,858

Digital Realty Trust, Inc.	28,868	2,167,121

Douglas Emmett, Inc.	27,618	637,976

Duke Realty Corp.	890	13,030

Equity Lifestyle Properties, Inc.	51,688	3,564,921

Equity Residential	281,143	17,532,078

Federal Realty Investment Trust	24,731	2,574,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	191

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Forest City Enterprises, Inc., Class A(a)(b)	496,073	7,242,666

General Growth Properties, Inc.	486,210	8,795,539

HCP, Inc.	230,527	10,177,767

Health Care REIT, Inc.	29,290	1,707,607

Healthcare Realty Trust, Inc.	205,388	4,896,450

Host Hotels & Resorts, Inc.	650,145	10,285,294

Hudson Pacific Properties, Inc.	52,470	913,503

Lexington Realty Trust	16,013	135,630

Liberty Property Trust	28,971	1,067,292

Macerich Co. (The)	24,338	1,437,159

Mack-Cali Realty Corp.	146,205	4,250,179

Omega Healthcare Investors, Inc.	51,440	1,157,400

Parkway Properties, Inc.	1,830	20,935

ProLogis, Inc.	126,840	4,214,893

PS Business Parks, Inc.	9,343	632,708

Public Storage	57,235	8,265,306

Regency Centers Corp.	212,004	10,085,030

Retail Opportunity Investments Corp.(b)	49,815	600,769

Senior Housing Properties Trust	168,745	3,766,388

Simon Property Group, Inc.	167,273	26,037,715

Sovran Self Storage, Inc.	8,270	414,244

STAG Industrial, Inc.	2,304	33,592

Starwood Hotels & Resorts Worldwide, Inc.	161,572	8,569,779

Starwood Property Trust, Inc.	86,370	1,840,545

Vornado Realty Trust	158,098	13,277,070

Winthrop Realty Trust	48,470	589,395

Total		194,539,528

Total Common Stocks
(Cost: $382,062,602)		437,424,316

Money Market Funds 1.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	8,342,467	8,342,467

Total Money Market Funds
(Cost: $8,342,467)		8,342,467

Investments of Cash Collateral Received for Securities on Loan 3.5%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 3.5%
Citibank NA dated 06/29/12, matures 0702/12, repurchase price
$5,000,083(e)	0.200%	5,000,000	5,000,000

Natixis Financial Products, Inc.(e) dated 06/29/12, matures 07/02/12, repurchase price
$4,991,754	0.250%	4,991,650	4,991,650

repurchase price
$5,000,104	0.250%	5,000,000	5,000,000

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$500,011(e)	0.270%	500,000	500,000

Total			15,491,650

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $15,491,650)			15,491,650

Total Investments
(Cost: $405,896,719)			461,258,433

Other Assets & Liabilities, Net			(12,741,679)

Net Assets			448,516,754

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	13,765,000	42,267,285	(47,689,818)	—	8,342,467	8,484	8,342,467

The accompanying Notes to Financial Statements are an integral part of this statement.

192	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citibank NA (0.200%)
Fannie Mae REMICS	2,402,583

Fannie Mae-Aces	164,775

Freddie Mac REMICS	1,987,696

Government National Mortgage Association	544,946

Total market value of collateral securities	5,100,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	762,512

Fannie Mae REMICS	1,319,164

Federal Home Loan Banks	172,979

Federal National Mortgage Association	172,941

Freddie Mac Gold Pool	442,621

Freddie Mac Non Gold Pool	164,196

Freddie Mac REMICS	784,057

Government National Mortgage Association	928,378

United States Treasury Note/Bond	353,258

Total market value of collateral securities	5,100,106

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	47,360

United States Treasury Note/Bond	5,044,230

Total market value of collateral securities	5,091,590

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	41,915

Fannie Mae REMICS	75,877

Fannie Mae-Aces	4,942

Freddie Mac Reference REMIC	1,526

Freddie Mac REMICS	185,434

Government National Mortgage Association	200,306

Total market value of collateral securities	510,000

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	193

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

194	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	9,437,823	—	—	9,437,823

Financials	201,470,245	225,089,422	—	426,559,667

Health Care	1,426,826	—	—	1,426,826

Total Equity Securities	212,334,894	225,089,422	—	437,424,316

Other

Money Market Funds	8,342,467	—	—	8,342,467

Investments of Cash Collateral Received for Securities on Loan	—	15,491,650	—	15,491,650

Total Other	8,342,467	15,491,650	—	23,834,117

Total	220,677,361	240,581,072	—	461,258,433

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	195

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.7%
Issuer	Shares	Value ($)

Consumer Discretionary 5.6%
Household Durables 1.4%

Whirlpool Corp.	419,500	25,656,620

Leisure Equipment & Products 2.0%

Mattel, Inc.	1,088,900	35,323,916

Media 2.2%

Time Warner, Inc.	1,024,300	39,435,550

Total Consumer Discretionary		100,416,086

Consumer Staples 8.0%
Beverages 2.1%

PepsiCo, Inc.	528,800	37,365,008

Food & Staples Retailing 1.7%

Wal-Mart Stores, Inc.	443,200	30,899,904

Household Products 1.8%

Kimberly-Clark Corp.	387,500	32,460,875

Tobacco 2.4%

Reynolds American, Inc.	966,600	43,371,342

Total Consumer Staples		144,097,129

Energy 18.8%
Energy Equipment & Services 2.2%

Ensco PLC, Class A	849,900	39,919,803

Oil, Gas & Consumable Fuels 16.6%

Chevron Corp.	346,600	36,566,300

ConocoPhillips	1,345,000	75,158,600

Marathon Oil Corp.	1,610,400	41,177,928

Phillips 66(a)	1,140,150	37,898,586

Royal Dutch Shell PLC, ADR	520,300	35,083,829

Total SA, ADR	1,602,400	72,027,880

Total		297,913,123

Total Energy		337,832,926

Financials 17.3%
Commercial Banks 4.0%

PNC Financial Services Group, Inc.	611,100	37,344,321

Wells Fargo & Co.	1,045,500	34,961,520

Total		72,305,841

Diversified Financial Services 3.2%

JPMorgan Chase & Co.	1,608,500	57,471,705

Insurance 6.2%

Allstate Corp. (The)	1,134,300	39,802,587

MetLife, Inc.	1,202,400	37,094,040

Common Stocks (continued)
Issuer	Shares	Value ($)

Travelers Companies, Inc. (The)	543,700	34,709,808

Total		111,606,435

Real Estate Investment Trusts (REITs) 2.2%

Annaly Capital Management, Inc.	2,331,600	39,124,248

Thrifts & Mortgage Finance 1.7%

Hudson City Bancorp, Inc.	4,789,700	30,510,389

Total Financials		311,018,618

Health Care 10.8%
Health Care Equipment & Supplies 2.3%

Medtronic, Inc.	1,063,700	41,197,101

Pharmaceuticals 8.5%

AstraZeneca PLC, ADR	410,000	18,347,500

Johnson & Johnson	512,200	34,604,232

Merck & Co., Inc.	993,700	41,486,975

Pfizer, Inc.	1,641,900	37,763,700

Sanofi, ADR	575,300	21,734,834

Total		153,937,241

Total Health Care		195,134,342

Industrials 10.3%
Aerospace & Defense 4.2%

Lockheed Martin Corp.	421,100	36,669,388

Northrop Grumman Corp.	624,200	39,817,718

Total		76,487,106

Commercial Services & Supplies 3.8%

Pitney Bowes, Inc.(b)	2,216,500	33,181,005

RR Donnelley & Sons Co.(b)	2,931,300	34,501,401

Total		67,682,406

Industrial Conglomerates 2.3%

General Electric Co.	1,970,000	41,054,800

Total Industrials		185,224,312

Information Technology 12.1%
Communications Equipment 4.0%

Cisco Systems, Inc.	2,082,900	35,763,393

Harris Corp.	861,800	36,066,330

Total		71,829,723

Office Electronics 2.0%

Xerox Corp.	4,617,400	36,338,938

Semiconductors & Semiconductor Equipment 3.9%

Intel Corp.	2,638,000	70,302,700

The accompanying Notes to Financial Statements are an integral part of this statement.

196	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Software 2.2%

CA, Inc.	1,424,400	38,586,996

Total Information Technology		217,058,357

Materials 9.7%
Chemicals 2.1%

EI du Pont de Nemours & Co.	735,300	37,184,121

Metals & Mining 4.2%

Barrick Gold Corp.	965,200	36,262,564

Freeport-McMoRan Copper & Gold, Inc.	1,162,200	39,596,154

Total		75,858,718

Paper & Forest Products 3.4%

International Paper Co.	2,122,800	61,370,148

Issuer	Shares	Value ($)
Total Materials		174,412,987

Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%

AT&T, Inc.	1,002,700	35,756,282

Total Telecommunication Services		35,756,282

Utilities 4.1%
Electric Utilities 2.2%

American Electric Power Co., Inc.	988,500	39,441,150

Multi-Utilities 1.9%

Ameren Corp.	1,050,100	35,220,354

Total Utilities		74,661,504

Total Common Stocks
(Cost: $1,660,842,651)		1,775,612,543

Money Market Funds 1.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.152%(c)(d)	29,449,234	29,449,234

Total Money Market Funds
(Cost: $29,449,234)		29,449,234

Investments of Cash Collateral Received for Securities on Loan 2.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 2.1%
Citibank NA dated 06/29/12, matures 07/02/12, repurchase price
$15,000,250(e)	0.200%	15,000,000	15,000,000

Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$15,000,250(e)	0.200%	15,000,000	15,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$8,513,066(e)	0.250%	8,512,889	8,512,889

Total			38,512,889

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $38,512,889)			38,512,889

Total Investments
(Cost: $1,728,804,774)			1,843,574,666

Other Assets & Liabilities, Net			(42,404,116)

Net Assets			1,801,170,550

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	57,698,139	169,543,545	(197,792,450)	—	29,449,234	46,494	29,449,234

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	197

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – NFJ Dividend Value Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Citibank NA (0.200%)
Fannie Mae REMICS	7,207,748

Fannie Mae-Aces	494,326

Freddie Mac REMICS	5,963,089

Government National Mortgage Association	1,634,837

Total market value of collateral securities	15,300,000

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.200%)
United States Treasury Inflation Indexed Bonds	372,877

United States Treasury Note/Bond	14,927,123

Total market value of collateral securities	15,300,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	80,769

United States Treasury Note/Bond	8,602,559

Total market value of collateral securities	8,683,328

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

198	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – NFJ Dividend Value Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	100,416,086	—	—	100,416,086

Consumer Staples	144,097,129	—	—	144,097,129

Energy	337,832,926	—	—	337,832,926

Financials	311,018,618	—	—	311,018,618

Health Care	195,134,342	—	—	195,134,342

Industrials	185,224,312	—	—	185,224,312

Information Technology	217,058,357	—	—	217,058,357

Materials	174,412,987	—	—	174,412,987

Telecommunication Services	35,756,282	—	—	35,756,282

Utilities	74,661,504	—	—	74,661,504

Total Equity Securities	1,775,612,543	—	—	1,775,612,543

Other

Money Market Funds	29,449,234	—	—	29,449,234

Investments of Cash Collateral Received for Securities on Loan	—	38,512,889	—	38,512,889

Total Other	29,449,234	38,512,889	—	67,962,123

Total	1,805,061,777	38,512,889	—	1,843,574,666

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	199

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%
Issuer	Shares	Value ($)

Consumer Discretionary 17.1%
Auto Components 1.2%

BorgWarner, Inc.(a)(b)	298,600	19,585,174

Hotels, Restaurants & Leisure 4.5%

Las Vegas Sands Corp.	703,900	30,612,611

Starbucks Corp.	533,200	28,430,224

Yum! Brands, Inc.	267,800	17,251,676

Total		76,294,511

Internet & Catalog Retail 5.1%

Amazon.com, Inc.(a)	155,300	35,462,755

priceline.com, Inc.(a)	77,415	51,443,816

Total		86,906,571

Media 0.8%

CBS Corp., Class B Non Voting	439,500	14,406,810

Multiline Retail 1.1%

Dollar General Corp.(a)	343,900	18,704,721

Specialty Retail 1.9%

O’Reilly Automotive, Inc.(a)	163,500	13,696,395

Ross Stores, Inc.	48,400	3,023,548

Ulta Salon Cosmetics & Fragrance, Inc.	166,000	15,501,080

Total		32,221,023

Textiles, Apparel & Luxury Goods 2.5%

Coach, Inc.	254,700	14,894,856

Michael Kors Holdings Ltd.(a)	343,700	14,380,408

Ralph Lauren Corp.	94,300	13,207,658

Total		42,482,922

Total Consumer Discretionary		290,601,732

Consumer Staples 3.6%
Food & Staples Retailing 2.9%

Costco Wholesale Corp.	229,800	21,831,000

CVS Caremark Corp.	591,700	27,650,141

Total		49,481,141

Personal Products 0.7%

Estee Lauder Companies, Inc. (The), Class A	238,200	12,891,384

Total Consumer Staples		62,372,525

Energy 4.9%
Energy Equipment & Services 1.8%

Cameron International Corp.(a)	203,800	8,704,298

FMC Technologies, Inc.(a)(b)	553,900	21,729,497

Total		30,433,795

Common Stocks (continued)
Issuer	Shares	Value ($)

Oil, Gas & Consumable Fuels 3.1%

Cabot Oil & Gas Corp.	405,400	15,972,760

Concho Resources, Inc.(a)	208,600	17,756,032

Range Resources Corp.	302,700	18,728,049

Total		52,456,841

Total Energy		82,890,636

Financials 6.5%
Capital Markets 3.3%

BlackRock, Inc.	104,300	17,712,226

Franklin Resources, Inc.	232,200	25,771,878

TD Ameritrade Holding Corp.	761,400	12,943,800

Total		56,427,904

Diversified Financial Services 1.2%

IntercontinentalExchange, Inc.(a)	148,600	20,206,628

Real Estate Investment Trusts (REITs) 2.0%

American Tower Corp.	479,900	33,549,809

Total Financials		110,184,341

Health Care 14.7%
Biotechnology 3.2%

Biogen Idec, Inc.(a)	207,300	29,929,974

Celgene Corp.(a)	384,000	24,637,440

Total		54,567,414

Health Care Equipment & Supplies 3.5%

Covidien PLC	322,900	17,275,150

Edwards Lifesciences Corp.(a)	221,500	22,880,950

Intuitive Surgical, Inc.(a)	36,280	20,091,501

Total		60,247,601

Health Care Providers & Services 5.5%

Express Scripts Holding Co.(a)	758,300	42,335,889

UnitedHealth Group, Inc.	864,800	50,590,800

Total		92,926,689

Health Care Technology 0.8%

Cerner Corp.(a)(b)	163,500	13,514,910

Pharmaceuticals 1.7%

Perrigo Co.	90,100	10,625,493

Shire PLC, ADR	213,200	18,418,348

Total		29,043,841

Total Health Care		250,300,455

Industrials 13.9%
Aerospace & Defense 3.0%

Precision Castparts Corp.	132,700	21,827,823

The accompanying Notes to Financial Statements are an integral part of this statement.

200	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

United Technologies Corp.	391,000	29,532,230

Total		51,360,053

Construction & Engineering 1.3%

Fluor Corp.	433,700	21,398,758

Industrial Conglomerates 3.2%

Danaher Corp.	1,039,100	54,116,328

Machinery 2.4%

Caterpillar, Inc.	271,300	23,036,083

Illinois Tool Works, Inc.	348,300	18,421,587

Total		41,457,670

Road & Rail 4.0%

Union Pacific Corp.	571,200	68,149,872

Total Industrials		236,482,681

Information Technology 32.3%
Communications Equipment 3.3%

QUALCOMM, Inc.	1,008,300	56,142,144

Computers & Peripherals 9.8%

Apple, Inc.(a)	221,825	129,545,800

EMC Corp.(a)	1,419,100	36,371,533

Total		165,917,333

Internet Software & Services 7.5%

Baidu, Inc., ADR(a)	141,300	16,246,674

eBay, Inc.(a)	468,000	19,660,680

Facebook, Inc., Class A(a)	242,800	7,555,936

Google, Inc., Class A(a)	82,490	47,849,974

LinkedIn Corp., Class A(a)	148,600	15,791,722

VeriSign, Inc.(a)	456,200	19,876,634

Total		126,981,620

IT Services 6.9%

International Business Machines Corp.	171,800	33,600,644

Teradata Corp.(a)	218,600	15,741,386

Visa, Inc., Class A	546,200	67,526,706

Total		116,868,736

Semiconductors & Semiconductor Equipment 0.9%

Altera Corp.	481,100	16,280,424

Software 3.9%

Informatica Corp.(a)	125,500	5,316,180

Intuit, Inc.	317,600	18,849,560

Salesforce.com, Inc.(a)	310,000	42,860,600

Total		67,026,340

Total Information Technology		549,216,597

Common Stocks (continued)
Issuer	Shares	Value ($)

Materials 4.4%
Chemicals 4.4%

Ecolab, Inc.	407,600	27,932,828

Monsanto Co.	564,874	46,760,270

Total		74,693,098

Total Materials		74,693,098

Telecommunication Services 1.0%
Wireless Telecommunication Services 1.0%

SBA Communications Corp., Class A(a)	291,000	16,601,550

Total Telecommunication Services		16,601,550

Total Common Stocks
(Cost: $1,423,117,824)		1,673,343,615

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(c)(d)	49,956,669	49,956,669

Total Money Market Funds
(Cost: $49,956,669)		49,956,669

Investments of Cash Collateral Received for Securities on Loan 1.0%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 1.0%

Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$5,000,104(e)	0.250%	5,000,000	5,000,000

Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$11,693,788(e)	0.250%	11,693,545	11,693,545

Total			16,693,545

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $16,693,545)			16,693,545

Total Investments
(Cost: $1,489,768,038)			1,739,993,829

Other Assets & Liabilities, Net			(39,934,462)

Net Assets			1,700,059,367

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	201

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	60,793,193	310,541,070	(321,377,594)	—	49,956,669	35,017	49,956,669

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	2,351,022

Freddie Mac REMICS	2,748,978

Total market value of collateral securities	5,100,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	110,946

United States Treasury Note/Bond	11,816,718

Total market value of collateral securities	11,927,664

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The

The accompanying Notes to Financial Statements are an integral part of this statement.

202	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	290,601,732	—	—	290,601,732

Consumer Staples	62,372,525	—	—	62,372,525

Energy	82,890,636	—	—	82,890,636

Financials	110,184,341	—	—	110,184,341

Health Care	250,300,455	—	—	250,300,455

Industrials	236,482,681	—	—	236,482,681

Information Technology	549,216,597	—	—	549,216,597

Materials	74,693,098	—	—	74,693,098

Telecommunication Services	16,601,550	—	—	16,601,550

Total Equity Securities	1,673,343,615	—	—	1,673,343,615

Other

Money Market Funds	49,956,669	—	—	49,956,669

Investments of Cash Collateral Received for Securities on Loan	—	16,693,545	—	16,693,545

Total Other	49,956,669	16,693,545	—	66,650,214

Total	1,723,300,284	16,693,545	—	1,739,993,829

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	203

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.8%
Issuer	Shares	Value ($)

Consumer Discretionary 14.8%
Diversified Consumer Services 1.5%

Service Corp. International	574,288	7,103,943

Hotels, Restaurants & Leisure 3.9%

7 Days Group Holdings Ltd., ADR(a)	167,407	1,767,818

Arcos Dorados Holdings, Inc., Class A	210,100	3,105,278

BJ’s Restaurants, Inc.(a)(b)	136,593	5,190,534

Bravo Brio Restaurant Group, Inc.(a)(b)	51,237	913,556

Ignite Restaurant Group, Inc.(a)	4,048	73,309

Life Time Fitness, Inc.(a)(b)	91,530	4,257,060

Peet’s Coffee & Tea, Inc.(a)	21,834	1,310,914

Scientific Games Corp., Class A(a)	134,000	1,145,700

Shuffle Master, Inc.(a)	108,300	1,494,540

Total		19,258,709

Household Durables 1.0%

Harman International Industries, Inc.	108,825	4,309,470

SodaStream International Ltd.(a)(b)	15,800	647,326

Total		4,956,796

Internet & Catalog Retail 1.1%

CafePress, Inc.(a)	29,518	439,228

HomeAway, Inc.(a)(b)	92,186	2,004,124

Shutterfly, Inc.(a)(b)	100,282	3,077,654

Total		5,521,006

Leisure Equipment & Products 0.8%

Hasbro, Inc.(b)	40,198	1,361,506

Sturm Ruger & Co., Inc.(b)	64,547	2,591,562

Total		3,953,068

Media 0.5%

IMAX Corp.(a)	96,710	2,323,941

Specialty Retail 4.4%

American Eagle Outfitters, Inc.	192,873	3,805,384

Asbury Automotive Group, Inc.(a)(b)	53,200	1,260,308

Cabela’s, Inc.(a)(b)	213,040	8,055,042

DSW, Inc., Class A	40,300	2,192,320

Hibbett Sports, Inc.(a)(b)	30,820	1,778,622

Mattress Firm Holding Corp.(a)(b)	19,200	581,952

Select Comfort Corp.(a)	25,675	537,121

Ulta Salon Cosmetics & Fragrance, Inc.	5,410	505,186

Vitamin Shoppe, Inc.(a)(b)	50,760	2,788,247

Total		21,504,182

Textiles, Apparel & Luxury Goods 1.6%

Crocs, Inc.(a)	236,325	3,816,649

Common Stocks (continued)
Issuer	Shares	Value ($)

Deckers Outdoor Corp.(a)(b)	5,231	230,216

Steven Madden Ltd.(a)(b)	33,436	1,061,593

Vera Bradley, Inc.(a)(b)	65,800	1,387,064

Warnaco Group, Inc. (The)(a)	26,410	1,124,538

Total		7,620,060

Total Consumer Discretionary		72,241,705

Consumer Staples 5.8%
Food & Staples Retailing 3.5%

Fresh Market, Inc. (The)(a)	60,900	3,266,067

Pricesmart, Inc.(b)	135,522	9,149,090

United Natural Foods, Inc.(a)	89,549	4,912,658

Total		17,327,815

Food Products 0.1%

Smart Balance, Inc.(a)	24,278	227,970

Household Products 0.7%

Energizer Holdings, Inc.(a)	46,366	3,489,042

Personal Products 1.5%

Nu Skin Enterprises, Inc., Class A	161,195	7,560,046

Total Consumer Staples		28,604,873

Energy 6.4%
Energy Equipment & Services 3.2%

Atwood Oceanics, Inc.(a)	177,726	6,725,152

Core Laboratories NV	19,610	2,272,799

Forum Energy Technologies, Inc.(a)	93,595	1,842,885

Lufkin Industries, Inc.(b)	64,214	3,488,104

OYO Geospace Corp.(a)	12,625	1,136,124

Total		15,465,064

Oil, Gas & Consumable Fuels 3.2%

Approach Resources, Inc.(a)(b)	91,700	2,342,018

Carrizo Oil & Gas, Inc.(a)(b)	91,889	2,160,310

Kodiak Oil & Gas Corp.(a)	158,900	1,304,569

Laredo Petroleum Holdings, Inc.(a)	74,743	1,554,654

Midstates Petroleum Co., Inc.(a)	113,050	1,097,716

Oasis Petroleum, Inc.(a)	64,100	1,549,938

Sanchez Energy Corp.(a)(b)	32,350	672,880

World Fuel Services Corp.(b)	137,414	5,225,855

Total		15,907,940

Total Energy		31,373,004

The accompanying Notes to Financial Statements are an integral part of this statement.

204	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Financials 13.4%
Capital Markets 2.9%

Eaton Vance Corp.(b)	304,674	8,210,964

Financial Engines, Inc.(a)(b)	181,100	3,884,595

Greenhill & Co., Inc.	57,320	2,043,458

Total		14,139,017

Commercial Banks 0.8%

SVB Financial Group(a)	68,025	3,994,428

Consumer Finance 0.3%

Green Dot Corp., Class A(a)(b)	57,505	1,272,011

Diversified Financial Services 0.4%

MarkeTaxess Holdings, Inc.	80,291	2,138,952

Insurance 4.0%

Alleghany Corp.(a)	9,208	3,128,418

eHealth, Inc.(a)	11,200	180,432

MBIA, Inc.(a)(b)	506,559	5,475,903

Montpelier Re Holdings Ltd.	267,017	5,684,792

White Mountains Insurance Group Ltd.	9,574	4,995,234

Total		19,464,779

Real Estate Investment Trusts (REITs) 2.4%

First Industrial Realty Trust, Inc.(a)	289,646	3,655,332

Hatteras Financial Corp.	145,101	4,149,889

UDR, Inc.	150,671	3,893,339

Total		11,698,560

Real Estate Management & Development 2.6%

Alexander & Baldwin, Inc.(a)	158,835	8,457,964

Tejon Ranch Co.(a)	144,595	4,138,309

Total		12,596,273

Total Financials		65,304,020

Health Care 15.4%
Biotechnology 1.9%

Arqule, Inc.(a)(b)	119,666	709,619

AVEO Pharmaceuticals, Inc.(a)(b)	71,109	864,685

Cepheid, Inc.(a)(b)	14,800	662,300

Chelsea Therapeutics International Ltd.(a)	237,558	351,586

Exact Sciences Corp.(a)	62,310	667,963

Human Genome Sciences, Inc.(a)	309,300	4,061,109

Immunogen, Inc.(a)	27,184	456,148

Ironwood Pharmaceuticals, Inc.(a)(b)	58,575	807,164

Theravance, Inc.(a)(b)	39,167	870,291

Total		9,450,865

Common Stocks (continued)
Issuer	Shares	Value ($)

Health Care Equipment & Supplies 6.4%

ABIOMED, Inc.(a)(b)	61,475	1,402,859

Align Technology, Inc.(a)(b)	143,500	4,801,510

DexCom, Inc.(a)(b)	298,543	3,869,117

Endologix, Inc.(a)(b)	488,673	7,545,111

HeartWare International, Inc.(a)(b)	9,952	883,738

Masimo Corp.(a)	69,790	1,561,900

NxStage Medical, Inc.(a)(b)	300,993	5,044,643

Volcano Corp.(a)	216,794	6,211,148

Total		31,320,026

Health Care Providers & Services 2.1%

Catalyst Health Solutions, Inc.(a)	16,004	1,495,414

HMS Holdings Corp.(a)	43,200	1,438,992

MWI Veterinary Supply, Inc.(a)	10,600	1,089,362

Owens & Minor, Inc.(b)	60,246	1,845,335

Tenet Healthcare Corp.(a)	868,790	4,552,459

Total		10,421,562

Health Care Technology 0.5%

Merge Healthcare, Inc.(a)(b)	543,389	1,554,093

SXC Health Solutions Corp.(a)	5,720	567,481

Total		2,121,574

Life Sciences Tools & Services 0.6%

Fluidigm Corp.(a)	54,812	824,373

Illumina, Inc.(a)(b)	50,675	2,046,763

Total		2,871,136

Pharmaceuticals 3.9%

Akorn, Inc.(a)(b)	449,810	7,093,504

Corcept Therapeutics, Inc.(a)	207,194	930,301

Impax Laboratories, Inc.(a)	246,125	4,988,954

Jazz Pharmaceuticals PLC(a)(b)	41,600	1,872,416

MAP Pharmaceuticals, Inc.(a)(b)	63,900	957,222

Optimer Pharmaceuticals, Inc.(a)(b)	51,943	806,155

Salix Pharmaceuticals Ltd.(a)(b)	45,850	2,496,074

Total		19,144,626

Total Health Care		75,329,789

Industrials 12.2%
Aerospace & Defense 0.3%

Hexcel Corp.(a)	53,525	1,380,410

Commercial Services & Supplies 2.2%

Corrections Corp. of America	230,628	6,791,994

InnerWorkings, Inc.(a)(b)	174,600	2,362,338

Knoll, Inc.	118,261	1,587,063

Total		10,741,395

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	205

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Electrical Equipment 0.1%

Polypore International, Inc.(a)(b)	16,810	678,956

Machinery 2.2%

Chart Industries, Inc.(a)(b)	82,551	5,676,207

Colfax Corp.(a)(b)	56,000	1,543,920

Middleby Corp.(a)	20,815	2,073,382

Rexnord Corp.(a)	45,300	907,812

Robbins & Myers, Inc.	16,300	681,666

Total		10,882,987

Professional Services 1.2%

Advisory Board Co. (The)(a)	39,400	1,953,846

Mistras Group, Inc.(a)(b)	54,785	1,439,750

On Assignment, Inc.(a)(b)	150,960	2,409,321

Total		5,802,917

Road & Rail 3.0%

Genesee & Wyoming, Inc., Class A(a)(b)	99,650	5,265,506

Kansas City Southern	21,609	1,503,122

Old Dominion Freight Line, Inc.(a)	185,528	8,031,507

Total		14,800,135

Trading Companies & Distributors 3.2%

DXP Enterprises, Inc.(a)	51,600	2,140,884

Kaman Corp.	142,800	4,418,232

MRC Global, Inc.(a)	74,107	1,576,997

Titan Machinery, Inc.(a)	115,383	3,504,182

WESCO International, Inc.(a)(b)	66,862	3,847,908

Total		15,488,203

Total Industrials		59,775,003

Information Technology 22.9%
Communications Equipment 2.1%

Aruba Networks, Inc.(a)(b)	356,197	5,360,765

Ixia(a)(b)	170,349	2,047,595

Procera Networks, Inc.(a)(b)	124,869	3,035,565

Total		10,443,925

Computers & Peripherals 0.1%

Fusion-io, Inc.(a)(b)	32,204	672,742

Electronic Equipment, Instruments & Components 2.0%

Cognex Corp.	40,898	1,294,422

FARO Technologies, Inc.(a)	64,789	2,726,321

IPG Photonics Corp.(a)(b)	27,566	1,201,602

OSI Systems, Inc.(a)(b)	37,700	2,387,918

Universal Display Corp.(a)(b)	60,259	2,165,708

Total		9,775,971

Common Stocks (continued)
Issuer	Shares	Value ($)

Internet Software & Services 5.2%

Brightcove, Inc.(a)	112,426	1,714,497

Cornerstone OnDemand, Inc.(a)(b)	59,080	1,406,695

Demandware, Inc.(a)	40,192	952,148

Envestnet, Inc.(a)(b)	190,900	2,290,800

Liquidity Services, Inc.(a)(b)	46,500	2,380,335

LivePerson, Inc.(a)(b)	80,750	1,539,095

LogMeIn, Inc.(a)(b)	96,040	2,931,141

MercadoLibre, Inc.	32,880	2,492,304

SciQuest, Inc.(a)	217,864	3,912,837

ValueClick, Inc.(a)(b)	353,142	5,787,997

Total		25,407,849

IT Services 1.5%

Gartner, Inc.(a)	28,700	1,235,535

ServiceSource International, Inc.(a)(b)	140,700	1,948,695

Wright Express Corp.(a)	65,610	4,049,449

Total		7,233,679

Semiconductors & Semiconductor Equipment 2.7%

Cavium, Inc.(a)(b)	152,150	4,260,200

Entegris, Inc.(a)	195,420	1,668,887

Exar Corp.(a)	44,375	362,100

EZchip Semiconductor Ltd.(a)(b)	43,500	1,741,740

Micrel, Inc.	475,744	4,533,840

Power Integrations, Inc.	20,048	747,791

Total		13,314,558

Software 9.3%

Advent Software, Inc.(a)	157,614	4,272,916

Allot Communications Ltd.(a)	71,600	1,994,776

BroadSoft, Inc.(a)(b)	95,000	2,751,200

ClickSoftware Technologies, Ltd.	96,000	776,640

Fortinet, Inc.(a)	109,360	2,539,339

Glu Mobile, Inc.(a)(b)	190,000	1,054,500

Guidewire Software, Inc.(a)	55,678	1,565,665

Imperva, Inc.(a)	37,141	1,070,404

Infoblox, Inc.(a)	4,978	114,146

Jive Software, Inc.(a)(b)	41,213	865,061

Kenexa Corp.(a)	45,513	1,321,243

MicroStrategy, Inc., Class A(a)(b)	10,156	1,318,858

Netscout Systems, Inc.(a)	75,025	1,619,790

Proofpoint, Inc.(a)	57,200	969,540

PROS Holdings, Inc.(a)	214,473	3,607,436

QLIK Technologies, Inc.(a)	108,903	2,408,934

The accompanying Notes to Financial Statements are an integral part of this statement.

206	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

ServiceNow, Inc.(a)	5,425	133,455

SolarWinds, Inc.(a)	84,400	3,676,464

Splunk, Inc.(a)(b)	43,680	1,227,408

Synchronoss Technologies, Inc.(a)(b)	200,422	3,701,794

Tangoe, Inc.(a)	135,510	2,887,718

Ultimate Software Group, Inc.(a)(b)	59,736	5,323,672

Total		45,200,959

Total Information Technology		112,049,683

Materials 5.9%
Chemicals 4.3%

Albemarle Corp.	136,447	8,137,699

Kraton Performance Polymers, Inc.(a)(b)	67,639	1,481,971

NewMarket Corp.(b)	40,915	8,862,189

Tredegar Corp.	185,049	2,694,313

Total		21,176,172

Construction Materials 0.6%

Martin Marietta Materials, Inc.	35,496	2,797,795

Metals & Mining 1.0%

Carpenter Technology Corp.	84,157	4,026,071

Materion Corp.	40,850	940,775

Total		4,966,846

Total Materials		28,940,813

Total Common Stocks
(Cost: $399,857,803)		473,618,890

Exchange-Traded Funds 0.1%
iShares Russell 2000 Growth Index Fund	4,911	449,209

Total Exchange-Traded Funds
(Cost: $422,517)		449,209

Limited Partnerships 0.7%
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%

Kinder Morgan Management LLC(a)(c)	45,696	3,355,000

Total Energy		3,355,000

Total Limited Partnerships
(Cost: $2,313,223)		3,355,000

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(d)(e)	11,921,019	11,921,019

Total Money Market Funds
(Cost: $11,921,019)		11,921,019

Investments of Cash Collateral Received for Securities on Loan 18.7%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Asset-Backed Commercial Paper 0.6%
Atlantis One
09/10/12	0.592%	2,991,150	2,991,150

Commercial Paper 0.8%
Nordea Bank AB
07/24/12	0.627%	3,987,361	3,987,361

Repurchase Agreements 17.3%
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$20,000,417(f)	0.250%	20,000,000	20,000,000

Natixis Financial Products, Inc.(f) dated 06/29/12, matures 07/02/12, repurchase price
$10,000,208	0.250%	10,000,000	10,000,000

repurchase price
$10,000,208	0.250%	10,000,000	10,000,000

dated 6/29/12, matures 07/02/12, repurchase price
$25,000,625	0.300%	25,000,000	25,000,000

Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price
$17,000,383(f)	0.270%	17,000,000	17,000,000

Societe Generale dated 06/29/12, matures 07/02/12, repurchase price
$242,860(f)	0.150%	242,857	242,857

UBS Securities LLC dated 06/29/12, matures 07/02/12, repurchase price
$2,184,160(f)	0.140%	2,184,134	2,184,134

Total			84,426,991

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $91,405,502)			91,405,502

Total Investments
(Cost: $505,920,064)			580,749,620

Other Assets & Liabilities, Net			(91,536,024)

Net Assets			489,213,596

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	207

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2012, security was partially or fully on loan.

(c)	At June 30, 2012, there was no capital committed to the LLC or LP for future investment.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	11,387,300	91,797,444	(91,263,725)	—	11,921,019	8,070	11,921,019

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	9,404,088

Freddie Mac REMICS	10,995,912

Total market value of collateral securities	20,400,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	1,525,024

Fannie Mae REMICS	2,638,327

Federal Home Loan Banks	345,958

Federal National Mortgage Association	345,884

Freddie Mac Gold Pool	885,243

Freddie Mac Non Gold Pool	328,392

Freddie Mac REMICS	1,568,114

Government National Mortgage Association	1,856,756

United States Treasury Note/Bond	706,515

Total market value of collateral securities	10,200,213

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	94,879

United States Treasury Note/Bond	10,105,334

Total market value of collateral securities	10,200,213

Security Description	Value ($)
Natixis Financial Products, Inc. (0.300%)
Fannie Mae Pool	8,187,440

Fannie Mae REMICS	7,921,149

Freddie Mac REMICS	3,647,307

Government National Mortgage Association	1,758,341

United States Treasury Note/Bond	3,986,400

Total market value of collateral securities	25,500,637

The accompanying Notes to Financial Statements are an integral part of this statement.

208	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	1,425,109

Fannie Mae REMICS	2,579,824

Fannie Mae-Aces	168,008

Freddie Mac Reference REMIC	51,885

Freddie Mac REMICS	6,304,768

Government National Mortgage Association	6,810,406

Total market value of collateral securities	17,340,000

Security Description	Value ($)
Societe Generale (0.150%)
United States Treasury Inflation Indexed Bonds	52,105

United States Treasury Note/Bond	195,705

Total market value of collateral securities	247,810

Security Description	Value ($)
UBS Securities LLC (0.140%)
United States Treasury Inflation Indexed Bonds	398,537

United States Treasury Note/Bond	1,829,280

Total market value of collateral securities	2,227,817

Abbreviation Legend

ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	209

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	72,241,705	—	—	72,241,705

Consumer Staples	28,604,873	—	—	28,604,873

Energy	31,373,004	—	—	31,373,004

Financials	65,304,020	—	—	65,304,020

Health Care	75,329,789	—	—	75,329,789

Industrials	59,775,003	—	—	59,775,003

Information Technology	112,049,683	—	—	112,049,683

Materials	28,940,813	—	—	28,940,813

Total Equity Securities	473,618,890	—	—	473,618,890

Other

Exchange-Traded Funds	449,209	—	—	449,209

Limited Partnerships	3,355,000	—	—	3,355,000

Money Market Funds	11,921,019	—	—	11,921,019

Investments of Cash Collateral Received for Securities on Loan	—	91,405,502	—	91,405,502

Total Other	15,725,228	91,405,502	—	107,130,730

Total	489,344,118	91,405,502	—	580,749,620

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

210	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency(a) 113.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series K005 Class AX(b)(c)(d)(e)
11/25/19	1.571%	17,702,859	1,457,423

Federal Home Loan Mortgage Corp.(b)(c)
CMO Series 2863 Class FM
10/15/31	0.742%	14,154,447	14,178,165

CMO Series 3671 Class QF
12/15/36	0.742%	6,942,049	6,962,826

CMO Series 3891 Class BF
07/15/41	0.792%	24,811,702	24,861,201

Federal Home Loan Mortgage Corp.(b)(c)(d)(e)
CMO IO Series 2980 Class SL
11/15/34	6.458%	1,104,125	219,773

Federal Home Loan Mortgage Corp.(c)
10/01/39-11/01/41	4.000%	6,328,366	6,724,577
03/01/28-11/01/41	4.500%	77,230,771	82,733,614
03/01/28-07/01/41	5.000%	45,832,026	49,409,558
05/01/23-02/01/41	5.500%	50,057,453	54,454,435
04/01/36-11/01/39	6.000%	8,957,472	9,836,168

Federal Home Loan Mortgage Corp.(c)(f)
07/01/42	4.000%	62,000,000	65,787,816
07/01/42	6.000%	3,000,000	3,286,875

Federal National Mortgage Association(b)(c)
CMO Series 2003-W8 Class 3F1
05/25/42	0.645%	6,501,212	6,473,577

CMO Series 2010-38 Class JF
04/25/40	1.145%	7,498,583	7,518,060

CMO Series 2010-54 Class DF
05/25/37	0.495%	13,557,869	13,483,919

CMO Series 2010-54 Class TF
04/25/37	0.795%	12,903,650	13,076,488

Federal National Mortgage Association(b)(c)(d)(e)
CMO IO Series 2006-8 Class HL
03/25/36	6.455%	3,722,712	705,706

Federal National Mortgage Association(c)
03/01/26-07/01/27	2.500%	101,999,193	105,280,353
03/01/42-05/01/42	3.000%	94,000,045	96,611,893
01/01/21-02/01/42	3.500%	35,891,984	37,982,197
07/01/18-11/01/41	4.000%	58,851,172	62,739,572
12/01/17-07/01/41	4.500%	56,725,152	60,905,515
01/01/18-12/01/41	5.000%	42,789,478	46,441,570
10/01/22-07/01/40	5.500%	68,353,471	74,904,260
03/01/23-12/01/39	6.000%	50,784,541	56,040,634
08/01/30-02/01/39	6.500%	24,568,585	27,920,953

Federal National Mortgage Association(c)(f)
08/01/27	2.500%	1,000,000	1,028,125
07/01/27-07/01/42	4.000%	83,013,410	88,346,329
07/01/27-07/01/42	4.500%	55,500,000	59,502,891
07/01/27-07/01/42	5.000%	10,200,000	11,015,562
07/01/27-07/01/42	5.500%	16,100,000	17,561,019

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Government National Mortgage Association(b)(c)
CMO Series 2011-H08 Class FA
02/20/61	0.839%	20,250,652	20,307,414

Government National Mortgage Association(b)(c)(d)(e)
CMO IO Series 2011-78 Class IX
08/16/46	1.271%	64,059,135	4,851,070

Government National Mortgage Association(b)(c)(e)
CMO IO Series 2011-64 Class IX
10/16/44	1.129%	73,786,827	5,049,970

Government National Mortgage Association(c)
01/15/41	3.500%	1,410,146	1,510,657
10/15/39-09/15/41	4.000%	1,375,498	1,508,771
07/20/33-06/20/40	4.500%	49,117,518	54,056,271
05/15/33-12/20/41	5.000%	167,345,584	185,060,169
02/15/38-12/15/39	5.500%	953,291	1,058,446
04/15/29-08/15/40	6.000%	11,576,011	13,013,268

Government National Mortgage Association(c)(f)
07/01/42	3.500%	43,000,000	45,989,842
07/01/41-07/01/42	4.500%	42,000,000	46,054,373
07/01/42	5.000%	66,000,000	72,620,625
07/01/42	5.500%	26,000,000	28,847,811

NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A(b)(c)
03/06/20	0.621%	6,975,101	6,977,281

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,582,991,755)			1,594,357,022

Residential Mortgage-Backed Securities — Non-Agency 4.9%
CC Mortgage Funding Corp. CMO Series 2004-1A Class A1 (AMBAC)(b)(c)(g)
01/25/35	0.525%	91,829	72,646

Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1(b)(c)(g)
10/25/47	1.495%	3,741,772	3,717,064

Federal National Mortgage Association CMO Series 2011-59 Class FA(b)(c)
07/25/41	0.845%	15,090,522	15,132,336

JPMorgan Chase Commercial Mortgage Securities Corp. CMO IO Series 2011-C3 Class XA(b)(c)(e)(g)
02/15/46	1.523%	64,186,274	4,092,491

Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A(b)(c)(g)
02/25/42	0.660%	2,496,107	2,074,889

NCUA Guaranteed Notes CMO Series 2010-R3 Class 2A(b)(c)
12/08/20	0.800%	17,541,955	17,605,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	211

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

RiverView HECM Trust(b)(c)(g)
CMO Series 2007-1 Class A
05/25/47	0.700%	7,254,914	6,275,501

CMO Series 2008-1 Class A1
09/26/41	0.995%	13,745,247	10,790,019

WF-RBS Commercial Mortgage Trust CMO IO Series 2011-C4 Class XZ(b)(c)(e)(g)
06/15/44	1.042%	57,219,689	2,321,460

WaMu Mortgage Pass-Through Certificates(b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.441%	4,347,993	4,338,458

CMO Series 2003-AR9 Class 1A6
09/25/33	2.455%	3,084,794	3,096,195

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $72,755,198)			69,516,740

Commercial Mortgage-Backed Securities — Non-Agency 1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4(b)(c)
11/15/44	5.886%	3,000,000	3,478,509

DBUBS Mortgage Trust Series 2011-LC2A Class A1FL(b)(c)(g)
06/10/21	1.591%	5,521,310	5,586,059

Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2(b)(c)(g)
11/05/21	0.386%	460,948	440,206

JPMorgan Chase Commercial Mortgage Securities Corp.(b)(c)(e)(g)
CMO IO Series 2010-C1 Class XA
06/15/43	2.378%	73,538,030	4,827,036

JPMorgan Chase Commercial Mortgage Securities Corp.(c)(g)
Series 2011-C3 Class A3
02/15/46	4.388%	5,100,000	5,618,326

Sovereign Commercial Mortgage Securities Trust Series 2007-C1 Class A2(b)(c)(g)
07/22/30	5.994%	2,120,193	2,161,384

UBS Commercial Mortgage Trust Series 2007-FL1 Class A1(b)(c)(g)
07/15/24	1.138%	1,083,219	1,043,788

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $22,212,828)			23,155,308

Asset-Backed Securities — Non-Agency 0.5%
SLM Student Loan Trust Series 2009-D Class A(b)(g)
08/17/43	3.500%	6,992,096	6,872,971

Total Asset-Backed Securities — Non-Agency (Cost: $7,018,038)			6,872,971

U.S. Government & Agency Obligations 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.(f)
08/01/41	4.000%	12,000,000	12,710,626
08/01/41	4.500%	1,000,000	1,067,500

Federal National Mortgage Association(f)
08/01/41	4.500%	60,000,000	64,312,497
08/01/41	5.500%	3,000,000	3,270,937
08/01/41	6.000%	10,000,000	10,987,500

Government National Mortgage Association(f)
07/01/40	6.000%	3,000,000	3,367,969
08/01/40	6.500%	2,000,000	2,289,766
07/01/41	6.500%	3,000,000	3,438,398
08/01/41	3.500%	1,000,000	1,066,406
08/01/41	4.000%	1,400,000	1,524,687

Total U.S. Government & Agency Obligations (Cost: $103,965,148)			104,036,286

Repurchase Agreements 10.5%
Banking 10.5%
Barclays Bank PLC dated 06/29/12, matures 07/02/12, repurchase price $2,200,029 (collateralized by: U.S. Treasury Bond total market value
$2,200,000)	0.160%	2,200,000	2,200,000

(collateralized by: U.S. Treasury Inflation Protected Bond total market value
$2,200,000)	0.160%	2,200,000	2,200,000

Barclays Bank PLC(d) dated 06/05/12, matures 07/12/12, repurchase price $43,542,507 (collateralized by: FHLMC Gold total market value
$43,534,005)	0.190%	74,700,000	74,700,000

Citigroup Global Markets dated 06/29/12, matures 07/02/12, repurchase price $5,500,092 (collateralized by: U.S. Treasury Note total market value
$5,500,000)	0.200%	5,500,000	5,500,000

repurchase price $5,500,101 (collateralized by: Federal Home Loan Bank total market value
$5,500,000)	0.220%	5,500,000	5,500,000

Goldman Sachs dated 06/05/12, matures 07/16/12, repurchase price $21,204,711 (collateralized by: FNMA Pass Thru total market value
$21,200,000)(d)	0.200%	21,200,000	21,200,000

JPMorgan Securities dated 06/29/12, matures 07/02/12, repurchase price $25,000,417 (collateralized by: U.S. Treasury Note total market value
$25,000,000)	0.200%	25,000,000	25,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

212	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

June 30, 2012 (Unaudited)

Repurchase Agreements (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

repurchase price $5,600,093 (collateralized by: U.S. Treasury Note total market value
$5,600,000)	0.200%	5,600,000	5,600,000
	0.200%	5,600,000	5,600,000

Total			147,500,000

Total Repurchase Agreements (Cost: $147,500,000)			147,500,000

Treasury Note Short-Term 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

U.S. Treasury Bills
03/07/13	0.160%	1,200,000	1,198,658
05/30/13	0.190%	200,000	199,650

Total Treasury Note Short-Term
(Cost: $1,398,003)			1,398,308

Total Investments
(Cost: $1,937,840,970)			1,946,836,635

Other Assets & Liabilities, Net			(541,282,777)

Net Assets			1,405,553,858

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2012:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association

07/01/27 2.500%	73,000,000	07/17/12	75,109,063	75,212,813

07/01/42 3.000%	94,000,000	07/12/12	95,933,438	96,394,067

07/01/42 3.500%	3,000,000	07/12/12	3,152,813	3,153,281

07/01/27 3.500%	5,000,000	07/17/12	5,271,875	5,282,813

Government National Mortgage Association

07/01/42 5.000%	98,000,000	07/19/12	108,045,003	108,228,750

(b)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $103,133,972, representing 7.34% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Barclays Bank PLC dated 06/05/12, matures 07/12/12, repurchase price $43,542,507 (collateralized by: FHLMC Gold total market value $43,534,005) 0.190%	06/05/12	74,700,000

Goldman Sachs dated 06/05/12, matures 07/16/12, repurchase price $21,204,711 (collateralized by: FNMA Pass Thru total market value $21,200,000) 0.200%	06/05/12	21,200,000

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series K005 Class AX 11/25/19 1.571%	07/07/11	1,371,737

Federal Home Loan Mortgage Corp. CMO IO Series 2980 Class SL 11/15/34 6.458%	06/17/10	106,518

Federal National Mortgage Association CMO IO Series 2006-8 Class HL 03/25/36 6.455%	10/03/11	707,930

Government National Mortgage Association CMO IO Series 2011-78 Class IX 08/16/46 1.271%	05/23/11	4,517,355

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	213

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $55,893,840 or 3.98% of net assets.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Financial Statements are an integral part of this statement.

214	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Residential Mortgage-Backed Securities — Agency	—	1,574,049,608	20,307,414	1,594,357,022

Residential Mortgage-Backed Securities — Non-Agency	—	52,451,220	17,065,520	69,516,740

Commercial Mortgage-Backed Securities — Non-Agency	—	23,155,308	—	23,155,308

Asset-Backed Securities — Non-Agency	—	6,872,971	—	6,872,971

U.S. Government & Agency Obligations	—	104,036,286	—	104,036,286

Total Bonds	—	1,760,565,393	37,372,934	1,797,938,327

Short-Term Securities

Repurchase Agreements	—	147,500,000	—	147,500,000

Treasury Note Short-Term	1,398,308	—	—	1,398,308

Total Short-Term Securities	1,398,308	147,500,000	—	148,898,308

Investments in Securities	1,398,308	1,908,065,393	37,372,934	1,946,836,635

Forward Sale Commitments Liability	—	(288,271,724)	—	(288,271,724)

Total	1,398,308	1,619,793,669	37,372,934	1,658,564,911

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2011	20,494,369	19,585,312	40,079,681

Accrued discounts/premiums	3,124	—	3,124

Realized gain (loss)	—	3,973	3,973

Change in unrealized appreciation (depreciation)(a)	106,103	(65,236)	40,867

Sales	(296,182)	(122,885)	(419,067)

Purchases	—	—	—

Transfers into Level 3	—	—	—

Transfers out of Level 3	—	(2,335,644)	(2,335,644)

Balance as of June 30, 2012	20,307,414	17,065,520	37,372,934

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $40,867, which is comprised of Residential Mortgage-Backed Securities — Agency $106,103 and Residential Mortgage-Backed Securities — Non-Agency $(65,236).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	215

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

216	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.9%
Issuer	Shares	Value ($)

Australia 8.8%
ASX Ltd.	46,001	1,412,042

Australia & New Zealand Banking Group Ltd.	618,311	14,085,183

BHP Billiton Ltd.	354,473	11,546,008

Commonwealth Bank of Australia	275,065	15,063,842

CSL Ltd.	212,401	8,615,347

Fortescue Metals Group Ltd.	800,537	4,090,450

Goodman Group	568,215	2,151,515

Iluka Resources Ltd.	213,197	2,516,224

Medusa Mining Ltd.	141,129	704,010

Newcrest Mining Ltd.	208,806	4,859,144

Origin Energy Ltd.	474,183	5,971,847

Spark Infrastructure Group(a)	1,023,171	1,604,186

Suncorp-Metway Ltd.	469,548	3,923,575

Sydney Airport	1,966,300	5,860,199

Telstra Corp., Ltd.	955,262	3,619,409

Transurban Group	438,638	2,562,090

Treasury Wine Estates Ltd.	1,105,327	4,952,892

Westfield Group	612,139	5,993,689

WorleyParsons Ltd.	70,585	1,832,859

Total		101,364,511

Belgium 1.0%
KBC Groep NV	162,326	3,432,776

Umicore SA	171,400	7,924,693

Total		11,357,469

Denmark 2.0%
AP Moller — Maersk A/S, Class B	456	2,990,232

Danske Bank AS(b)	191,215	2,658,734

Novo Nordisk A/S, Class B	118,325	17,161,488

Total		22,810,454

France 7.9%
Air Liquide SA	57,360	6,557,883

Alstom SA	42,477	1,343,909

ArcelorMittal	173,600	2,655,994

Arkema SA	50,000	3,278,414

AXA SA	290,800	3,887,619

BNP Paribas SA	264,034	10,179,754

Christian Dior SA	21,900	3,011,840

Cie de St. Gobain	79,400	2,933,766

Iliad SA	15,575	2,255,334

Common Stocks (continued)
Issuer	Shares	Value ($)

L’Oreal SA	39,820	4,659,149

LVMH Moet Hennessy Louis Vuitton SA	49,146	7,479,521

PPR	36,400	5,188,144

Safran SA(c)	139,900	5,195,389

Sanofi	239,213	18,108,619

Schneider Electric SA	88,186	4,901,703

Societe Generale SA(b)	80,017	1,876,365

Unibail-Rodamco SE	26,700	4,918,409

VINCI SA	60,500	2,827,475

Total		91,259,287

Germany 6.9%
Adidas AG	48,700	3,490,714

Allianz SE, Registered Shares	105,028	10,564,226

Bayer AG, Registered Shares	67,375	4,854,994

Bayerische Motoren Werke AG	76,297	5,521,451

Beiersdorf AG(c)	41,700	2,703,308

Brenntag AG	13,600	1,505,077

Deutsche Bank AG, Registered Shares	115,000	4,150,722

Fresenius SE & Co. KGaA	32,900	3,406,391

GEA Group AG	97,767	2,605,769

HeidelbergCement AG	45,300	2,174,824

Henkel AG & Co. KGaA	15,000	832,378

Infineon Technologies AG	124,300	841,288

Lanxess AG	89,000	5,632,324

RWE AG(c)	247,400	10,117,312

SAP AG	190,620	11,287,639

Siemens AG, Registered Shares	117,226	9,850,164

Total		79,538,581

Hong Kong 2.2%
AIA Group Ltd.	1,642,400	5,672,947

BOC Hong Kong Holdings Ltd.	916,500	2,821,405

Henderson Land Development Co., Ltd.	548,000	3,046,568

Hongkong Electric Holdings Ltd.	233,500	1,752,228

Lifestyle International Holdings Ltd.	1,035,000	2,280,634

Sun Hung Kai Properties Ltd.	449,000	5,338,137

Wharf Holdings Ltd.	570,000	3,169,747

Wing Hang Bank Ltd.	97,500	948,060

Total		25,029,726

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	217

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Ireland 0.4%
CRH PLC	39,000	747,167

Elan Corp PLC(b)	125,700	1,843,462

WPP PLC	214,428	2,603,104

Total		5,193,733

Israel 0.3%
Israel Chemicals Ltd.	286,800	3,173,256

Italy 2.9%
ENI SpA	306,200	6,505,263

Fiat Industrial SpA	680,000	6,693,261

Intesa Sanpaolo SpA	1,771,520	2,521,309

Saipem SpA	222,524	9,909,952

Telecom Italia SpA	5,385,100	5,321,245

Telecom Italia SpA, Savings Shares	1,381,600	1,119,604

Unione di Banche Italiane SCPA(c)	522,872	1,708,332

Total		33,778,966

Japan 20.8%
Air Water, Inc.	107,000	1,297,362

Aisin Seiki Co., Ltd.	58,900	1,968,902

Asahi Glass Co., Ltd.	222,000	1,497,657

Asahi Kasei Corp.	340,000	1,843,009

Astellas Pharma, Inc.	113,700	4,961,722

Bridgestone Corp.	181,000	4,156,502

Canon, Inc.(c)	196,100	7,826,454

Chiyoda Corp.	183,000	2,242,178

Chubu Electric Power Co., Inc.	267,300	4,334,443

Credit Saison Co., Ltd.	64,500	1,434,094

CyberAgent, Inc.	792	2,034,796

Daihatsu Motor Co., Ltd.	89,000	1,558,139

Daiichi Sankyo Co., Ltd.	124,100	2,092,556

Daito Trust Construction Co., Ltd.	16,200	1,535,632

Denso Corp.	94,300	3,222,327

East Japan Railway Co.	64,600	4,056,312

FANUC CORP.	38,900	6,394,426

Fast Retailing Co., Ltd.	6,000	1,200,550

Fuji Heavy Industries Ltd.	246,000	1,993,110

Hitachi High-Technologies Corp.	50,300	1,238,585

Hitachi Ltd.	469,000	2,891,779

Hitachi Metals Ltd.	97,000	1,157,605

Honda Motor Co., Ltd.	230,400	8,039,934

Common Stocks (continued)
Issuer	Shares	Value ($)

Inpex Corp.	642	3,605,794

ITOCHU Corp.	323,600	3,401,250

Japan Tobacco, Inc.	338,400	10,025,318

JFE Holdings, Inc.	61,500	1,029,332

JSR Corp.	107,800	1,870,503

Kakaku.com, Inc.	41,700	1,415,024

Kamigumi Co., Ltd.	248,000	1,972,867

Kansai Electric Power Co., Inc. (The)	144,300	1,730,520

Kao Corp.	41,200	1,136,230

KDDI Corp.	169	1,090,204

Keyence Corp.	10,670	2,639,471

Konami Corp.	50,100	1,135,206

Konica Minolta Holdings, Inc.	144,500	1,138,364

Kubota Corp.	287,000	2,652,281

Kyocera Corp.	32,800	2,838,511

Lawson, Inc.	19,700	1,377,650

LIXIL Group Corp.	142,000	2,996,796

Makita Corp.	54,900	1,925,866

Mitsubishi Corp.	195,300	3,947,851

Mitsubishi Estate Co., Ltd.	266,000	4,772,253

Mitsubishi UFJ Financial Group, Inc.	2,269,800	10,874,337

Mitsubishi UFJ Lease & Finance Co., Ltd.	22,150	921,343

Mitsui & Co., Ltd.	376,100	5,588,791

Mitsui Chemicals, Inc.	690,000	1,727,885

Mitsui Fudosan Co., Ltd.	226,000	4,385,041

MS&AD Insurance Group Holdings, Inc.	61,300	1,072,461

Murata Manufacturing Co., Ltd.	55,300	2,908,813

NHK Spring Co., Ltd.	133,000	1,436,243

Nikon Corp.	71,300	2,170,424

Nippon Shokubai Co., Ltd.	81,000	980,261

Nissan Motor Co., Ltd.	204,100	1,938,079

Nitto Denko Corp.	100,900	4,323,034

Nomura Research Institute Ltd.	66,300	1,458,967

NSK Ltd.	185,000	1,198,707

NTT DoCoMo, Inc.	1,744	2,902,020

Olympus Corp.(b)	54,400	881,529

ORIX Corp.	55,300	5,153,730

Rakuten, Inc.	280,600	2,901,031

Rohto Pharmaceutical Co., Ltd.	142,000	1,828,806

Sekisui House Ltd.	305,000	2,879,822

Seven & I Holdings Co., Ltd.	63,400	1,911,215

The accompanying Notes to Financial Statements are an integral part of this statement.

218	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Shin-Etsu Chemical Co., Ltd.	55,800	3,072,795

Shinsei Bank Ltd.	931,000	1,132,656

SMC Corp.	14,600	2,531,315

SoftBank Corp.	198,100	7,374,011

Sony Financial Holdings, Inc.	192,100	3,135,397

Sumitomo Chemical Co., Ltd.	341,000	1,048,184

Sumitomo Electric Industries Ltd.	135,700	1,690,941

Sumitomo Mitsui Financial Group, Inc.	272,600	9,005,322

Takeda Pharmaceutical Co., Ltd.	113,700	5,162,192

TDK Corp.	50,300	2,047,635

Tokio Marine Holdings, Inc.	102,200	2,564,515

Toray Industries, Inc.	266,000	1,813,822

Toyota Motor Corp.	303,600	12,253,971

West Japan Railway Co.	77,900	3,204,648

Yamada Denki Co., Ltd.	30,460	1,559,504

Total		238,718,812

Macau 0.4%
Sands China Ltd.	1,305,200	4,198,863

Netherlands 4.1%
Aegon NV	1,079,100	5,004,418

Akzo Nobel NV	50,892	2,395,211

ASML Holding NV	48,700	2,501,041

Gemalto NV	51,251	3,681,020

Koninklijke Ahold NV	154,897	1,918,755

Koninklijke KPN NV	225,619	2,157,368

Koninklijke Philips Electronics NV	291,800	5,750,115

Reed Elsevier NV	363,411	4,145,959

Royal Dutch Shell PLC, Class A	223,113	7,517,342

Unilever NV-CVA	353,800	11,818,843

Total		46,890,072

New Zealand 0.2%
Telecom Corp. of New Zealand Ltd.	925,003	1,761,296

Norway 1.1%
Aker Solutions ASA	175,800	2,494,485

Orkla ASA	280,600	2,036,296

Statoil ASA	123,800	2,952,448

Storebrand ASA(b)	373,300	1,462,812

Telenor ASA	202,500	3,385,455

Total		12,331,496

Common Stocks (continued)
Issuer	Shares	Value ($)

Papua New Guinea 0.1%
Oil Search Ltd.	188,530	1,284,180

Singapore 1.2%
DBS Group Holdings Ltd.	518,000	5,721,668

Keppel Corp., Ltd.	372,700	3,053,352

United Overseas Bank Ltd.	325,493	4,833,420

Total		13,608,440

Spain 2.1%
Amadeus IT Holding SA, Class A	107,400	2,275,399

Banco Bilbao Vizcaya Argentaria SA	1,278,352	9,129,164

Enagas SA	77,551	1,415,007

Iberdrola SA	688,600	3,251,033

Inditex SA	58,779	6,075,702

Red Electrica Corp. SA	51,700	2,256,472

Total		24,402,777

Supra-National 0.5%
Hkt Trust And Hkt Ltd.	7,139,000	5,604,272

Sweden 1.8%
Assa Abloy AB, Class B	139,900	3,906,855

Elekta AB, Class B	34,600	1,581,072

Hennes & Mauritz AB, Class B	224,097	8,043,726

Millicom International Cellular SA, SDR	23,800	2,246,148

Svenska Cellulosa AB, Class B	96,300	1,444,832

Swedish Match AB	73,800	2,974,550

Total		20,197,183

Switzerland 8.0%
Adecco SA, Registered Shares(b)	69,565	3,093,542

Nestlé SA, Registered Shares	521,718	31,135,020

Roche Holding AG, Genusschein Shares	133,327	23,029,973

Schindler Holding AG	30,326	3,390,650

Swatch Group AG (The)	9,000	3,557,173

Syngenta AG	14,475	4,955,157

Transocean Ltd.	71,675	3,214,170

UBS AG, Registered Shares(b)	1,030,170	12,055,231

Zurich Insurance Group AG(b)	30,493	6,895,199

Total		91,326,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	219

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

June 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

United Kingdom 21.2%
AMEC PLC	181,641	2,863,470

Anglo American PLC	76,100	2,501,053

Barclays PLC	3,367,736	8,605,420

BG Group PLC	784,055	16,050,768

BHP Billiton PLC	401,826	11,420,877

BP PLC	2,300,608	15,363,927

British American Tobacco PLC	364,300	18,521,015

British Land Co. PLC	329,500	2,638,472

British Sky Broadcasting Group PLC	344,000	3,750,255

BT Group PLC	1,200,200	3,976,900

Bunzl PLC	56,500	923,480

Burberry Group PLC	135,200	2,814,974

Capita Group PLC (The)	133,300	1,369,741

Capital Shopping Centres Group PLC	145,000	732,520

Centrica PLC	1,671,300	8,356,437

Diageo PLC	437,761	11,283,291

Experian PLC	182,500	2,574,740

GlaxoSmithKline PLC	579,600	13,165,064

HSBC Holdings PLC	1,802,228	15,880,950

IG Group Holdings PLC	68,300	513,352

IMI PLC	110,600	1,444,889

Intertek Group PLC	39,600	1,659,077

ITV PLC	1,713,300	2,061,604

Johnson Matthey PLC	168,300	5,836,619

Kazakhmys PLC	172,300	1,953,515

Legal & General Group PLC	2,709,026	5,416,083

Lloyds Banking Group PLC(b)	11,079,300	5,412,340

Next PLC	50,500	2,535,715

Ophir Energy PLC(b)	206,300	1,872,690

Pearson PLC	120,400	2,388,949

Resolution Ltd.	573,400	1,763,870

Rolls-Royce Holdings PLC(b)	349,700	4,713,171

Royal Dutch Shell PLC, Class B	146,149	5,104,071

SABMiller PLC	192,100	7,707,296

Scottish & Southern Energy PLC	336,300	7,336,562

Serco Group PLC	175,624	1,474,897

Tullow Oil PLC	257,544	5,952,507

UBM PLC	206,600	1,893,168

Unilever PLC	231,100	7,758,896

Vodafone Group PLC	7,317,891	20,568,815

William Hill PLC	378,600	1,679,026

Common Stocks (continued)
Issuer	Shares	Value ($)

Wolseley PLC	104,600	3,898,723

Total		243,739,189

Total Common Stocks (Cost: $1,048,609,520)		1,077,568,678

Preferred Stocks 1.2%
Germany 1.2%
Henkel AG & Co. KGaA	39,900	2,651,189

ProSiebenSat.1 Media AG	168,200	3,770,574

Volkswagen AG	46,200	7,319,369

Total		13,741,132

United Kingdom —%
Rolls-Royce Holdings PLC(b)(d)	37,047,000	58,021

Total Preferred Stocks (Cost: $14,354,936)		13,799,153

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(e)(f)	48,259,744	48,259,744

Total Money Market Funds (Cost: $48,259,744)		48,259,744

Investments of Cash Collateral Received for Securities on Loan 1.3%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Certificates of Deposit 0.4%
DZ Bank AG
07/27/12	0.320%	3,000,000	3,000,000

Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	1,000,000	1,000,000

Total			4,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

220	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Repurchase Agreements 0.9%
Natixis Financial Products, Inc.(g) dated 06/29/12, matures 07/02/12, repurchase price
$10,000,208	0.250%	10,000,000	10,000,000

repurchase price
$775,446	0.250%	775,430	775,430

Total			10,775,430

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $14,775,430)			14,775,430

Total Investments (Cost: $1,125,999,630)			1,154,403,005

Other Assets & Liabilities, Net			(6,955,089)

Net Assets			1,147,447,916

Investments in Derivatives

At June 30, 2012, $2,187,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini MCSI EAFE Index	600	42,714,000	Sept. 2012	1,916,155	—

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup	July 5, 2012	65,007 (GBP	)	101,952 (USD	)	141	—

Credit Suisse Securities (USA) LLC	July 5, 2012	53,032,803 (JPY	)	666,924 (USD	)	3,475	—

Total						3,616	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $1,604,186 or 0.14% of net assets.

(b)	Non-income producing.

(c)	At June 30, 2012, security was partially or fully on loan.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $58,021, which represents 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	33,560,074	167,510,476	(152,810,806)	—	48,259,744	30,621	48,259,744

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	221

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	1,525,023

Fannie Mae REMICS	2,638,327

Federal Home Loan Banks	345,958

Federal National Mortgage Association	345,884

Freddie Mac Gold Pool	885,243

Freddie Mac Non Gold Pool	328,392

Freddie Mac REMICS	1,568,114

Government National Mortgage Association	1,856,756

United States Treasury Note/Bond	706,515

Total market value of collateral securities	10,200,212

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	7,357

United States Treasury Note/Bond	783,598

Total market value of collateral securities	790,955

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

SDR	Swedish Depositary Receipt

Currency Legend

GBP	British Pound

JPY	Japanese Yen

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by

The accompanying Notes to Financial Statements are an integral part of this statement.

222	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	—	122,033,854	—	122,033,854

Consumer Staples	—	120,715,807	—	120,715,807

Energy	—	92,495,771	—	92,495,771

Financials	—	241,576,657	—	241,576,657

Health Care	—	106,693,215	—	106,693,215

Industrials	—	133,860,451	—	133,860,451

Information Technology	—	48,125,197	—	48,125,197

Materials	—	106,531,446	—	106,531,446

Telecommunication Services	—	63,382,081	—	63,382,081

Utilities	—	42,154,199	—	42,154,199

Preferred Stocks

Consumer Discretionary	7,319,369	3,770,574	—	11,089,943

Consumer Staples	—	2,651,189	—	2,651,189

Industrials	—	58,021	—	58,021

Total Equity Securities	7,319,369	1,084,048,462	—	1,091,367,831

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	223

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Money Market Funds	48,259,744	—	—	48,259,744

Investments of Cash Collateral Received for Securities on Loan	—	14,775,430	—	14,775,430

Total Other	48,259,744	14,775,430	—	63,035,174

Investments in Securities	55,579,113	1,098,823,892	—	1,154,403,005

Derivatives

Assets

Futures Contracts	1,916,155	—	—	1,916,155

Forward Foreign Currency Exchange Contracts	—	3,616	—	3,616

Total	57,495,268	1,098,827,508	—	1,156,322,776

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, June 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In ($)		Transfers Out ($)
Level 1	Level 2	Level 1	Level 2
9,363,093	—	—	9,363,093

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Preferred Stocks ($)
Balance as of December 31, 2011	28,279

Accrued discounts/premiums	—

Realized gain (loss)	2,179

Change in unrealized appreciation (depreciation)(a)	(2,231)

Sales	(28,227)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2012	—

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

224	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Banking 1.1%
Nordea Eiendomskreditt AS(a)(b)
04/07/14	0.889%	22,590,000	22,112,623

Total Corporate Bonds & Notes
(Cost: $22,590,000)			22,112,623

Residential Mortgage-Backed Securities — Agency 47.5%
Federal Home Loan Mortgage Corp.(b)(c)
04/01/42	2.322%	47,303,007	48,941,435
06/01/42	2.355%	16,858,994	17,460,898
08/01/41	3.575%	6,847,643	7,215,179
05/01/38	5.146%	7,155,398	7,754,468
07/01/38	5.810%	15,463,048	16,770,617
07/01/38	5.887%	25,396,199	27,564,340
06/01/38	5.977%	20,166,509	21,863,786
06/01/37	6.043%	5,360,131	5,807,823

Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.955%	2,452,918	2,835,127

CMO Series T-51 Class 2A
08/25/42	7.500%	2,688,344	3,197,772

Federal Home Loan Mortgage Corp.(c)
06/01/42	4.000%	4,266,183	4,604,311
05/01/42-06/01/42	4.500%	45,093,986	49,654,467
02/01/35	6.000%	7,515,391	8,426,389
11/01/37-12/01/38	6.500%	4,170,088	4,671,972
05/01/35	7.000%	10,300,166	12,272,051

CMO Series 3035 Class PA
09/15/35	5.500%	4,673,303	5,170,284

CMO Series 3537 Class DL
05/15/39	6.000%	10,847,263	11,977,029

CMO Series 3704 Class CT
12/15/36	7.000%	3,439,566	4,026,882

CMO Series T-42 Class A5
02/25/42	7.500%	79,991	97,222

Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	2,414	2,745

CMO Series T-57 Class 1A3
07/25/43	7.500%	605,992	701,992

CMO Series T-59 Class 1A3
10/25/43	7.500%	251,835	289,224

CMO Series T-60 Class 1A2
03/25/44	7.000%	241,639	281,435

CMO Series T-60 Class 1A3
03/25/44	7.500%	99,721	114,158

Federal Home Loan Mortgage Corp.(c)(e)(f)
08/15/42	1.990%	13,057,000	13,509,254

Federal National Mortgage Association(b)(c)
05/01/42	2.419%	11,842,007	12,272,582

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

02/01/42	2.599%	5,446,259	5,666,689
10/01/41	3.080%	2,364,382	2,483,690
10/01/41	3.203%	19,316,239	20,255,244
09/01/41	3.261%	19,115,273	20,063,198
09/01/41	3.286%	18,757,867	19,696,742
08/01/41	3.316%	13,834,147	14,527,747
10/01/41	3.410%	5,298,344	5,575,620
08/01/41	3.590%	4,296,218	4,529,563
09/01/41	3.603%	14,574,195	15,381,740
08/01/41	3.731%	7,542,343	7,975,069
04/01/38	5.157%	3,639,430	3,942,732
09/01/37	5.532%	4,348,970	4,712,019
06/01/39	5.598%	16,601,753	17,967,197
04/01/36	5.718%	1,707,978	1,856,641
10/01/37	5.920%	26,882,798	29,183,277
10/01/37	6.130%	7,225,007	7,847,756

CMO Series 1999-T2 Class A1
01/19/39	7.500%	445,666	504,233

CMO Series 2001-W3 Class A
09/25/41	7.000%	212,527	245,586

CMO Series 2002-W1 Class 2A
02/25/42	7.059%	805,056	945,609

CMO Series 2002-W6 Class 2A
06/25/42	7.102%	4,121,149	4,801,687

CMO Series 2002-W6 Class 2A1
06/25/42	6.628%	14,799	16,875

CMO Series 2003-W1 Class 2A
12/25/42	7.041%	400,428	469,952

CMO Series 2003-W4 Class 4A
10/25/42	7.264%	1,266,557	1,497,397

CMO Series 2010-111 Class WA
10/25/40	6.034%	2,625,895	3,007,906

Federal National Mortgage Association(c)
06/01/42-06/13/42	4.000%	87,983,045	94,982,840
04/01/35-03/01/40	6.000%	51,422,910	57,460,467
12/01/33-02/01/41	6.500%	69,269,432	79,222,265
04/01/35	7.000%	3,968,671	4,715,265

CMO Series 2000-T6 Class A1
06/25/30	7.500%	935,189	1,091,571

CMO Series 2001-50 Class BA
10/25/31	7.000%	122,249	131,547

CMO Series 2001-T1 Class A1
10/25/40	7.500%	3,610,696	4,173,692

CMO Series 2001-T3 Class A1
11/25/40	7.500%	1,024,111	1,168,708

CMO Series 2001-T4 Class A1
07/25/41	7.500%	149,260	179,465

CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,732,784	3,001,294

CMO Series 2002-14 Class A1
01/25/42	7.000%	1,093,164	1,269,512

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	225

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2002-14 Class A2
01/25/42	7.500%	2,218,857	2,605,771

CMO Series 2002-26 Class A1
01/25/48	7.000%	1,464,726	1,714,016

CMO Series 2002-26 Class A2
01/25/48	7.500%	1,970,751	2,311,557

CMO Series 2002-33 Class A2
06/25/32	7.500%	233,085	267,738

CMO Series 2002-90 Class A1
06/25/42	6.500%	40,945	48,104

CMO Series 2002-T12 Class A3
05/25/42	7.500%	900,410	1,073,006

CMO Series 2002-T16 Class A2
07/25/42	7.000%	41,027	47,593

CMO Series 2002-T19 Class A3
07/25/42	7.500%	1,542,611	1,848,806

CMO Series 2002-W8 Class A3
06/25/42	7.500%	188,871	215,235

CMO Series 2003-25 Class KP
04/25/33	5.000%	7,664,152	8,500,529

CMO Series 2003-W2 Class 1A1
07/25/42	6.500%	28,800	33,488

CMO Series 2004-W14 Class 2A
07/25/44	7.500%	228,145	265,101

CMO Series 2004-W2 Class 5A
03/25/34	7.500%	492,353	576,370

CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	7,479,061	8,425,889

CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,410,505	1,632,332

CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	2,650,188	3,086,466

CMO Series 2005-W3 Class 1A
03/25/45	7.500%	2,363,883	2,761,938

CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	143,764	167,168

CMO Series 2006-114 Class PD
12/25/36	6.000%	12,057,530	13,567,873

CMO Series 2006-4 Class MD
03/25/35	6.000%	2,257,000	2,551,272

CMO Series 2009-14 Class A
06/25/35	7.000%	5,465,562	6,262,667

CMO Series 2009-47 Class MT
07/25/39	7.000%	10,758,570	12,252,354

CMO Series 2010-60 Class HJ
05/25/40	5.500%	33,204,389	36,676,495

CMO Series 2010-71 Class HJ
07/25/40	5.500%	5,820,557	6,412,493

CMO Series 2012-3 Class CD
02/25/42	7.000%	15,762,670	17,736,835

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	2,247,157	2,659,381

Federal National Mortgage Association(c)(d)
08/01/37	6.000%	31,201,179	34,723,499

Government National Mortgage Association(b)(c)
05/20/41-07/20/41	3.500%	3,690,852	3,928,238

Government National Mortgage Association(c)
09/15/35	6.000%	28,171,471	31,852,465
08/15/36	6.500%	3,030,162	3,490,470

CMO Series 2002-47 Class PY
07/20/32	6.000%	5,885,489	6,740,074

CMO Series 2009-42 Class CT
08/16/35	6.000%	10,029,149	11,411,996

Total Residential Mortgage-Backed Securities — Agency
(Cost: $948,951,729)			953,881,456

Commercial Mortgage-Backed Securities — Agency 0.3%
Federal National Mortgage Association CMO Series 2011-M2 Class A1(c)
07/25/21	2.019%	6,180,439	6,296,570

Total Commercial Mortgage-Backed Securities —Agency
(Cost: $6,208,538)			6,296,570

Commercial Mortgage-Backed Securities — Non-Agency 6.7%
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4(b)(c)
09/10/47	5.366%	4,127,000	4,614,465

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-6 Class A5(c)
12/10/42	4.811%	5,690,600	6,027,626

Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 Class A2(b)(c)
06/11/41	5.286%	3,770,286	3,879,805

Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4(a)(c)
09/20/51	4.518%	2,590,842	2,631,762

Commercial Mortgage Pass-Through Certificates Series 2005-LP5 Class A4(b)(c)
05/10/43	4.982%	6,600,000	7,212,909

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4(b)(c)
02/15/38	5.014%	4,577,000	4,959,921

DDR Corp. Series 2009-DDR1 Class A(a)(c)
10/14/22	3.807%	25,240,206	26,526,245

The accompanying Notes to Financial Statements are an integral part of this statement.

226	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust Series 2010-ESHA Class A(a)(c)
11/05/27	2.951%	11,030,321	11,135,524

GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7A(b)(c)
07/10/45	4.974%	13,537,000	14,885,312

GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4(b)(c)
08/10/38	5.301%	4,734,000	4,992,372

Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41(b)(c)
04/10/37	5.243%	8,907,000	9,184,836

JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-C1 Class A1(a)(c)
06/15/43	3.853%	4,239,121	4,492,222

LB-UBS Commercial Mortgage Trust(b)(c) Series 2004-C6 Class A6
08/15/29	5.020%	4,984,000	5,323,480

Series 2005-C7 Class A3
11/15/30	5.621%	3,163,000	3,296,868

Morgan Stanley Capital I, Inc.(c) Series 2005-T17 Class A5
12/13/41	4.780%	5,585,000	6,010,420

Series 2005-IQ9 Class A5
07/15/56	4.700%	7,106,000	7,619,543

Series 2012-C4 Class A2
03/15/45	2.111%	11,238,000	11,470,992

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $133,152,251)			134,264,302

Asset-Backed Securities — Non-Agency 7.7%
Ally Master Owner Trust Series 2012-1 Class A1(b)
02/15/17	1.042%	11,671,000	11,716,970

Avis Budget Rental Car Funding AESOP LLC Series 2001-2A Class A(a)
11/20/14	2.370%	9,638,000	9,867,350

Capital Auto Receivables Asset Trust Series 2008-1 Class A4A
07/15/14	4.460%	298,008	298,840

Citibank Omni Master Trust Series 2009-A14A Class A14(a)(b)
08/15/18	2.992%	13,651,000	14,335,207

MMCA Automobile Trust Series 2009A Class A4(a)
11/16/15	6.250%	3,944,450	4,043,187

Nelnet Student Loan Trust Series 2006-2 Class A4(b)
10/26/26	0.546%	10,400,000	10,336,006

SLM Student Loan Trust(a)(b) Series 2011-B Class A1
12/16/24	1.092%	5,749,800	5,724,779

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011-C Class A1
12/15/23	1.642%	5,608,830	5,637,859

Series 2012-C Class A1
08/15/23	1.339%	11,265,000	11,264,908

SLM Student Loan Trust(b) Series 2002-6 Class A4CP
03/15/19	0.500%	3,060,758	3,063,339

Series 2005-1 Class A2
04/27/20	0.546%	3,549,985	3,521,607

Series 2005-10 Class A5
07/26/21	0.596%	12,937,000	12,611,088

Series 2007-4 Class A3
01/25/22	0.526%	9,850,000	9,795,319

Series 2008-4 Class A3
10/25/17	1.716%	4,229,000	4,347,901

Series 2010-1 Class A
03/25/25	0.645%	4,847,946	4,854,506

Series 2012-3 Class A
12/26/25	0.895%	31,023,354	31,022,646

Santander Drive Auto Receivables Trust
Series 2012-3 Class A2
04/15/15	0.830%	7,022,000	7,021,904

Series 2012-3 Class A3
04/15/16	1.080%	5,853,000	5,854,265

Total Asset-Backed Securities — Non-Agency (Cost: $154,894,881)			155,317,681

U.S. Treasury Obligations 34.0%
U.S. Treasury
07/31/13	0.375%	114,052,000	114,190,117
06/15/15	0.375%	157,379,000	157,243,811

U.S. Treasury(f)
06/30/14	0.250%	41,600,000	41,548,000

U.S. Treasury(d)
03/31/14	0.250%	149,853,000	149,665,684
03/31/14	1.750%	143,977,000	147,531,504
05/31/14	0.250%	681,000	680,149
02/28/15	2.375%	69,531,000	73,170,513

Total U.S. Treasury Obligations (Cost: $683,670,467)			684,029,778

U.S. Government & Agency Obligations 2.6%
Federal Home Loan Banks
10/18/13	3.625%	50,000,000	52,124,500

Total U.S. Government & Agency Obligations (Cost: $52,135,356)			52,124,500

Money Market Funds 3.5%
		Share	Value ($)
Columbia Short-Term Cash Fund, 0.152%(g)(h)		69,374,324	69,374,324

Total Money Market Funds (Cost: $69,374,324)			69,374,324

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	227

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 13.0%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 0.7%
Atlantis One
08/01/12	0.662%	9,966,633	9,966,633

Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	4,992,014	4,992,014

Total			14,958,647

Certificates of Deposit 7.5%
ABM AMRO Bank N.V.
08/08/12	0.460%	3,995,303	3,995,303
09/21/12	0.560%	2,995,713	2,995,713

Bank of Nova Scotia
07/26/12	0.325%	4,000,000	4,000,000

Barclays Bank PLC
07/18/12	0.280%	12,000,000	12,000,000

Credit Suisse
08/30/12	0.300%	10,000,000	10,000,000

DZ Bank AG
07/27/12	0.320%	10,000,000	10,000,000

Deutsche Bank AG
09/14/12	0.750%	4,000,000	4,000,000

DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000

Hong Kong Shanghai Bank Corp., Ltd.
07/30/12	0.250%	10,000,000	10,000,000

Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	10,000,000	10,000,000

National Australia Bank
10/29/12	0.302%	5,999,796	5,999,796

National Bank of Canada
11/09/12	0.301%	10,000,000	10,000,000

Nordea Bank AB
08/23/12	0.290%	5,000,000	5,000,000

Norinchukin Bank
08/21/12	0.390%	10,000,000	10,000,000

Rabobank
07/31/12	0.660%	10,000,000	10,000,000

Shizuoka Bank Ltd.
09/07/12	0.400%	5,000,000	5,000,000

Standard Chartered Bank PLC
10/05/12	0.630%	3,987,231	3,987,231

Sumitomo Mitsui Banking Corp.
09/05/12	0.350%	5,000,000	5,000,000

Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.479%	10,000,000	10,000,000

Svenska Handelsbanken
08/30/12	0.580%	3,000,000	3,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Union Bank of Switzerland
07/24/12	0.790%	5,000,000	5,000,000

United Overseas Bank Ltd.
07/20/12	0.250%	5,000,000	5,000,000

Total			149,978,043

Commercial Paper 2.5%
Caisse des Depots
08/31/12	0.360%	4,995,350	4,995,350
08/31/12	0.360%	4,995,400	4,995,400

Credit Suisse
09/10/12	0.340%	4,995,750	4,995,750

Development Bank of Singapore Ltd.
07/27/12	0.561%	8,976,480	8,976,480

DnB NOR
08/30/12	0.489%	10,000,000	10,000,000

Macquarie Bank Ltd.
10/19/12	0.983%	6,500,000	6,500,000

Skandinaviska Enskilda Banken AB
07/03/12	0.315%	4,997,331	4,997,331

Suncorp Metway Ltd.
08/07/12	0.460%	4,995,975	4,995,975

Total			50,456,286

Repurchase Agreements 2.3%
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price
$5,000,104(i)	0.250%	5,000,000	5,000,000

Natixis Financial Products, Inc.(i) dated 06/29/12, matures 07/02/12, repurchase price
$10,000,208	0.250%	10,000,000	10,000,000

repurchase price
$25,000,625	0.300%	25,000,000	25,000,000

repurchase price
$5,260,434	0.250%	5,260,324	5,260,324

Total			45,260,324

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $260,653,300)			260,653,300

Total Investments
(Cost: $2,331,630,846)			2,338,054,534

Other Assets & Liabilities, Net			(328,792,462)

Net Assets			2,009,262,072

The accompanying Notes to Financial Statements are an integral part of this statement.

228	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $117,771,666 or 5.86% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	At June 30, 2012, security was partially or fully on loan.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of the securities amounted to $13,509,254, which represents 0.67% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	91,890,502	1,657,516,678	(1,680,032,856)	—	69,374,324	64,281	69,374,324

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	2,351,022

Freddie Mac REMICS	2,748,978

Total market value of collateral securities	5,100,000

Security Description	Value ($)
Natixis Financial Products, Inc. (0.300%)
Fannie Mae Pool	8,187,440

Fannie Mae REMICS	7,921,150

Freddie Mac REMICS	3,647,307

Government National Mortgage Association	1,758,341

United States Treasury Note/Bond	3,986,400

Total market value of collateral securities	25,500,638

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	49,909

United States Treasury Note/Bond	5,315,733

Total market value of collateral securities	5,365,642

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Inflation Indexed Bonds	1,648,417

United States Treasury Note/Bond	8,551,797

Total market value of collateral securities	10,200,214

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	229

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

June 30, 2012 (Unaudited)

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

230	Semiannual Report 2012

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	22,112,623	—	22,112,623

Residential Mortgage-Backed Securities — Agency	—	953,881,456	—	953,881,456

Commercial Mortgage-Backed Securities — Agency	—	6,296,570	—	6,296,570

Commercial Mortgage-Backed Securities — Non-Agency	—	134,264,302	—	134,264,302

Asset-Backed Securities — Non-Agency	—	155,317,681	—	155,317,681

U.S. Treasury Obligations	684,029,778	—	—	684,029,778

U.S. Government & Agency Obligations	—	52,124,500	—	52,124,500

Total Bonds	684,029,778	1,323,997,132	—	2,008,026,910

Other

Money Market Funds	69,374,324	—	—	69,374,324

Investments of Cash Collateral Received for Securities on Loan	—	260,653,300	—	260,653,300

Total Other	69,374,324	260,653,300	—	330,027,624

Total	753,404,102	1,584,650,432	—	2,338,054,534

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities – Agency ($)
Balance as of December 31, 2011	20,492,100

Accrued discounts/premiums	—

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)(a)	(67,725)

Sales	(20,424,375)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2012	—

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	231

Variable Portfolio Funds

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Limited Duration Credit Fund	Variable Portfolio – American Century Diversified Bond Fund	Variable Portfolio – American Century Growth Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $2,328,260,954, $2,676,458,959, $1,472,482,724)	$2,366,435,228	$2,767,531,638	$1,663,612,126

Affiliated issuers (identified cost $136,608,502, $57,025,325, $36,884,805)	136,608,502	57,025,325	36,884,805

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $244,887,823, $448,739,733, $30,967,829)	244,887,823	448,739,733	30,967,829

Repurchase agreements (identified cost $14,757,143, $19,191,698, $31,953,449)	14,757,143	19,191,698	31,953,449

Total investments (identified cost $2,724,514,422, $3,201,415,715, $1,572,288,807)	2,762,688,696	3,292,488,394	1,763,418,209

Cash	—	2,974	—

Foreign currency (identified cost $—, $1,135,994, $—)	—	1,086,951	—

Margin deposits on futures contracts	5,279,650	—	—

Unrealized appreciation on forward foreign currency exchange contracts	—	905,856	—

Receivable for:

Investments sold	17,173,098	45,600,843	14,617,676

Capital shares sold	258,462	301,539	103,385

Dividends	10,115	7,430	1,771,528

Interest	28,614,511	17,268,307	32,533

Reclaims	17,649	23,101	28,286

Variation margin on futures contracts	1,864,372	—	—

Expense reimbursement due from Investment Manager	114,034	—	—

Total assets	2,816,020,587	3,357,685,395	1,779,971,617

Liabilities

Due upon return of securities on loan	259,644,966	467,931,431	62,921,278

Unrealized depreciation on forward foreign currency exchange contracts	—	57,221	—

Payable for:

Investments purchased	12,357,583	43,646,400	16,140,241

Investments purchased on a delayed delivery basis	—	180,624,384	—

Capital shares purchased	756,637	755,638	912

Investment management fees	938,325	944,463	832,362

Distribution fees	935	678	206

Transfer agent fees	122,634	126,215	79,272

Administration fees	128,579	132,160	72,003

Compensation of board members	39,551	34,004	23,613

Other expenses	62,171	37,072	44,789

Total liabilities	274,051,381	694,289,666	80,114,676

Net assets applicable to outstanding capital stock	$2,541,969,206	$2,663,395,729	$1,699,856,941

Represented by

Paid-in capital	$2,464,964,768	$2,505,954,650	$ —

Undistributed net investment income	36,807,757	29,742,140	—

Accumulated net realized gain	3,450,701	35,831,181	—

Unrealized appreciation (depreciation) on:

Investments	38,174,274	91,072,679	—

Foreign currency translations	—	(53,556)	—

Futures contracts	(1,428,294)	—	—

Forward foreign currency exchange contracts	—	848,635	—

Partners’ capital	—	—	1,699,856,941

Total — representing net assets applicable to outstanding capital stock	$2,541,969,206	$2,663,395,729	$1,699,856,941

* Value of securities on loan	$254,725,705	$454,936,372	$63,270,893

The accompanying Notes to Financial Statements are an integral part of this statement.

232	Semiannual Report 2012

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Limited Duration Credit Fund	Variable Portfolio – American Century Diversified Bond Fund	Variable Portfolio – American Century Growth Fund
Class 1

Net assets	$2,537,271,436	$2,659,820,454	$1,698,731,017

Shares outstanding	245,444,225	240,245,110	136,781,718

Net asset value per share	$10.34	$11.07	$12.42

Class 2

Net assets	$4,697,770	$3,575,275	$1,125,924

Shares outstanding	455,762	323,654	91,155

Net asset value per share	$10.31	$11.05	$12.35

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	233

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Columbia Wanger U.S. Equities Fund	Variable Portfolio – DFA International Value Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $509,884,017, $562,048,296, $1,572,485,321)	$543,619,329	$678,968,629	$1,480,340,656

Affiliated issuers (identified cost $41,838,665, $4,712,967, $—)	41,838,665	4,712,967	—

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $3,000,000, $1,993,798, $8,000,000)	3,000,000	1,993,798	8,000,000

Repurchase agreements (identified cost $17,393,865, $109,801,915, $21,320,256)	17,393,865	109,801,915	21,320,256

Total investments (identified cost $572,116,547, $678,556,976, $1,601,805,577)	605,851,859	795,477,309	1,509,660,912

Cash	16,492	—	—

Foreign currency (identified cost $542,482, $—, $2,015,309)	542,422	—	2,016,600

Receivable for:

Investments sold	4,616,112	1,405,208	9,243,379

Capital shares sold	85,078	—	193,847

Dividends	547,637	249,356	4,297,274

Interest	14,127	43,013	101,056

Reclaims	345,614	—	926,271

Expense reimbursement due from Investment Manager	5,782	32,217	97,571

Total assets	612,025,123	797,207,103	1,526,536,910

Liabilities

Disbursements in excess of cash	—	—	649,572

Due upon return of securities on loan	20,393,865	111,795,713	29,320,256

Payable for:

Investments purchased	10,367,171	404,781	—

Capital shares purchased	143	88,040	4,680,406

Investment management fees	401,994	447,796	922,700

Distribution fees	951	829	342

Foreign capital gains taxes deferred	360,451	—	8,323

Transfer agent fees	26,278	31,355	66,229

Administration fees	34,829	41,176	83,213

Compensation of board members	9,848	12,572	21,471

Other expenses	87,428	22,264	64,871

Total liabilities	31,682,958	112,844,526	35,817,383

Net assets applicable to outstanding capital stock	$580,342,165	$684,362,577	$1,490,719,527

Represented by

Paid-in capital	$540,860,079	$ —	$1,614,707,277

Undistributed (excess of distributions over) net investment income	(1,911,995)	—	7,272,765

Accumulated net realized gain (loss)	8,043,140	—	(39,142,966)

Unrealized appreciation (depreciation) on:

Investments	33,735,312	—	(92,144,665)

Foreign currency translations	(23,920)	—	35,439

Foreign capital gains tax	(360,451)	—	(8,323)

Partners’ capital	—	684,362,577	—

Total — representing net assets applicable to outstanding capital stock	$580,342,165	$684,362,577	$1,490,719,527

* Value of securities on loan	$20,124,367	$111,403,401	$23,270,299

The accompanying Notes to Financial Statements are an integral part of this statement.

234	Semiannual Report 2012

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Columbia Wanger U.S. Equities Fund	Variable Portfolio – DFA International Value Fund
Class 1

Net assets	$575,203,348	$679,898,968	$1,488,863,086

Shares outstanding	53,065,832	54,711,628	172,543,981

Net asset value per share	$10.84	$12.43	$8.63

Class 2

Net assets	$5,138,817	$4,463,609	$1,856,441

Shares outstanding	473,937	361,094	215,523

Net asset value per share	$10.84	$12.36	$8.61

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	235

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Eaton Vance Floating-Rate Income Fund	Variable Portfolio – Invesco International Growth Fund	Variable Portfolio – J.P. Morgan Core Bond Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $827,902,197, $1,614,820,889, $2,414,492,274)	$824,115,070	$1,740,374,626	$2,524,088,171

Affiliated issuers (identified cost $25,337,730,$176,402,710, $197,616,035)	25,337,730	176,402,710	197,616,035

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $—, $14,989,651, $305,052,751)	—	14,989,651	305,052,751

Repurchase agreements (identified cost $—, $22,584,643, $71,421,001)	—	22,584,643	71,421,001

Total investments (identified cost $853,239,927, $1,828,797,893, $2,988,582,061)	849,452,800	1,954,351,630	3,098,177,958

Cash	6,004,669	—	—

Foreign currency (identified cost $—, $1,698,080, $—)	—	1,698,794	—

Receivable for:

Investments sold	2,647,658	—	158,013

Capital shares sold	113,396	172,308	292,924

Dividends	3,834	4,141,814	27,510

Interest	2,328,271	51,347	15,749,651

Reclaims	—	1,363,556	18,076

Expense reimbursement due from Investment Manager	48,343	—	—

Total assets	860,598,971	1,961,779,449	3,114,424,132

Liabilities

Disbursements in excess of cash	—	—	4,491

Due upon return of securities on loan	—	37,574,294	376,473,752

Payable for:

Investments purchased	2,111,048	1,315,274	2,578,750

Investments purchased on a delayed delivery basis	7,067,569	—	106,374,966

Capital shares purchased	418	2,106	787,773

Investment management fees	430,650	1,190,511	925,284

Distribution fees	1,854	458	761

Transfer agent fees	41,013	86,315	123,338

Administration fees	46,414	106,647	129,283

Compensation of board members	12,877	22,057	30,127

Other expenses	73,827	112,331	33,576

Total liabilities	9,785,670	40,409,993	487,462,101

Net assets applicable to outstanding capital stock	$850,813,301	$1,921,369,456	$2,626,962,031

Represented by

Paid-in capital	$835,055,693	$1,784,133,162	$2,500,225,450

Undistributed net investment income	16,276,911	5,492,863	16,304,137

Accumulated net realized gain	3,267,824	6,233,198	836,547

Unrealized appreciation (depreciation) on:

Investments	(3,787,127)	125,553,737	109,595,897

Foreign currency translations	—	(43,504)	—

Total — representing net assets applicable to outstanding capital stock	$850,813,301	$1,921,369,456	$2,626,962,031

* Value of securities on loan	$ —	$36,000,475	$375,215,360

The accompanying Notes to Financial Statements are an integral part of this statement.

236	Semiannual Report 2012

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Eaton Vance Floating-Rate Income Fund	Variable Portfolio – Invesco International Growth Fund	Variable Portfolio – J.P. Morgan Core Bond Fund
Class 1

Net assets	$841,379,767	$1,918,918,330	$2,622,931,205

Shares outstanding	86,573,909	179,406,725	240,711,780

Net asset value per share	$9.72	$10.70	$10.90

Class 2

Net assets	$9,433,534	$2,451,126	$4,030,826

Shares outstanding	981,324	229,499	370,968

Net asset value per share	$9.61	$10.68	$10.87

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	237

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Jennison Mid Cap Growth Fund	Variable Portfolio – MFS Value Fund	Variable Portfolio – Marsico Growth Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $801,925,667, $1,565,607,363, $1,288,051,589)	$950,653,739	$1,757,978,302	$1,527,115,747

Affiliated issuers (identified cost $30,673,595, $22,711,241, $98,557,546)	30,673,595	22,711,241	98,557,546

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $23,973,760, $—, $8,987,597)	23,973,760	—	8,987,597

Repurchase agreements (identified cost $65,611,417, $23,469,269, $9,657,171)	65,611,417	23,469,269	9,657,171

Total investments (identified cost $922,184,439, $1,611,787,873, $1,405,253,903)	1,070,912,511	1,804,158,812	1,644,318,061

Receivable for:

Investments sold	8,702,133	—	54,332,083

Capital shares sold	116,308	165,847	103,385

Dividends	949,621	3,499,961	1,321,931

Interest	26,131	24,412	61,237

Reclaims	—	371,944	—

Expense reimbursement due from Investment Manager	13,953	—	—

Total assets	1,080,720,657	1,808,220,976	1,700,136,697

Liabilities

Disbursements in excess of cash	—	999	—

Due upon return of securities on loan	89,585,177	23,469,269	18,644,768

Payable for:

Investments purchased	6,733,613	—	12,171,134

Capital shares purchased	1,163	5,398,785	947

Investment management fees	572,403	861,504	828,035

Distribution fees	337	426	536

Transfer agent fees	45,791	82,186	78,840

Administration fees	43,956	74,432	71,643

Compensation of board members	16,573	22,557	25,508

Other expenses	57,630	77,411	44,660

Total liabilities	97,056,643	29,987,569	31,866,071

Net assets applicable to outstanding capital stock	$983,664,014	$1,778,233,407	$1,668,270,626

Represented by

Partners’ capital	$983,664,014	$1,778,233,407	$1,668,270,626

Total — representing net assets applicable to outstanding capital stock	$983,664,014	$1,778,233,407	$1,668,270,626

* Value of securities on loan	$89,678,362	$23,630,071	$18,754,840

The accompanying Notes to Financial Statements are an integral part of this statement.

238	Semiannual Report 2012

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Jennison Mid Cap Growth Fund	Variable Portfolio – MFS Value Fund	Variable Portfolio – Marsico Growth Fund
Class 1

Net assets	$981,910,076	$1,775,980,254	$1,665,484,380

Shares outstanding	76,430,462	152,779,673	130,281,574

Net asset value per share	$12.85	$11.62	$12.78

Class 2

Net assets	$1,753,938	$2,253,153	$2,786,246

Shares outstanding	137,393	194,779	219,109

Net asset value per share	$12.77	$11.57	$12.72

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	239

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Mondrian International Small Cap Fund	Variable Portfolio – Morgan Stanley Global Real Estate Fund	Variable Portfolio – NFJ Dividend Value Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $306,267,204, $382,062,602, $1,660,842,651)	$333,483,335	$437,424,316	$1,775,612,543

Affiliated issuers (identified cost $8,174,342, $8,342,467, $29,449,234)	8,174,342	8,342,467	29,449,234

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $20,843,392, $15,491,650, $38,512,889)	20,843,392	15,491,650	38,512,889

Total investments (identified cost $335,284,938, $405,896,719, $1,728,804,774)	362,501,069	461,258,433	1,843,574,666

Foreign currency (identified cost $874,349, $1,347,067, $—)	877,966	1,357,962	—

Unrealized appreciation on forward foreign currency exchange contracts	90,070	—	—

Receivable for:

Investments sold	103,070	1,368,576	22,121,572

Capital shares sold	53,846	8,990	186,837

Dividends	770,130	1,215,270	4,420,697

Interest	26,270	6,547	240,922

Reclaims	179,818	139,251	310,955

Expense reimbursement due from Investment Manager	20,649	64,260	—

Total assets	364,622,888	465,419,289	1,870,855,649

Liabilities

Due upon return of securities on loan	20,843,392	15,491,650	38,512,889

Payable for:

Investments purchased	168,117	277,866	18,207,048

Capital shares purchased	—	741,745	11,852,055

Investment management fees	243,226	288,529	869,999

Distribution fees	1	842	494

Transfer agent fees	15,554	20,366	83,036

Administration fees	20,740	27,156	75,140

Compensation of board members	6,349	8,743	21,701

Other expenses	49,767	45,638	62,737

Total liabilities	21,347,146	16,902,535	69,685,099

Net assets applicable to outstanding capital stock	$343,275,742	$448,516,754	$1,801,170,550

Represented by

Paid-in capital	$313,904,045	$384,427,160	$ —

Undistributed (excess of distributions over) net investment income	(619,202)	3,636,112	—

Accumulated net realized gain	2,670,915	5,070,152	—

Unrealized appreciation (depreciation) on:

Investments	27,216,131	55,361,714	—

Foreign currency translations	13,783	21,616	—

Futures contracts	—	—	—

Forward foreign currency exchange contracts	90,070	—	—

Partners’ capital	—	—	1,801,170,550

Total — representing net assets applicable to outstanding capital stock	$343,275,742	$448,516,754	$1,801,170,550

* Value of securities on loan	$20,242,403	$15,273,299	$37,121,151

The accompanying Notes to Financial Statements are an integral part of this statement.

240	Semiannual Report 2012

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Mondrian International Small Cap Fund	Variable Portfolio – Morgan Stanley Global Real Estate Fund	Variable Portfolio – NFJ Dividend Value Fund
Class 1

Net assets	$343,269,576	$443,781,092	$1,798,472,440

Shares outstanding	31,493,890	38,845,457	145,765,611

Net asset value per share	$10.90	$11.42	$12.34

Class 2

Net assets	$6,166	$4,735,662	$2,698,110

Shares outstanding	566	415,821	219,842

Net asset value per share	$10.89	$11.39	$12.27

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	241

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	Variable Portfolio – Partners Small Cap Growth Fund	Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $1,423,117,824, $402,593,543, $1,790,340,970)	$1,673,343,615	$477,423,099	$1,799,336,635

Repurchase agreements (identified cost $—, $—, $147,500,000)	—	—	147,500,000

Affiliated issuers (identified cost $49,956,669, $11,921,019, $—)	49,956,669	11,921,019	—

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $—, $6,978,511, $—)	—	6,978,511	—

Repurchase agreements (identified cost $16,693,545, $84,426,991, $—)	16,693,545	84,426,991	—

Total investments (identified cost $1,489,768,038, $505,920,064, $1,937,840,970)	1,739,993,829	580,749,620	1,946,836,635

Cash	—	—	844,397

Receivable for:

Investments sold	4,115,613	2,346,533	641,580,237

Capital shares sold	125,598	69,536	137,847

Dividends	1,097,671	285,097	—

Interest	16,660	27,856	3,975,634

Expense reimbursement due from Investment Manager	—	20,311	—

Total assets	1,745,349,371	583,498,953	2,593,374,750

Liabilities

Forward sales commitments, at value (proceeds receivable $—, $—, $287,512,192)	—	—	288,271,724

Due upon return of securities on loan	16,693,545	91,405,502	—

Payable for:

Investments purchased	27,534,904	2,283,873	354,155,089

Investments purchased on a delayed delivery basis	—	—	543,311,189

Capital shares purchased	39	173,201	562,496

Collateral and deposits	—	—	740,000

Investment management fees	829,887	324,981	524,301

Distribution fees	204	182	390

Transfer agent fees	79,025	22,240	66,735

Administration fees	71,797	29,654	72,680

Compensation of board members	18,665	9,128	16,301

Other expenses	61,938	36,596	99,987

Total liabilities	45,290,004	94,285,357	1,187,820,892

Net assets applicable to outstanding capital stock	$1,700,059,367	$489,213,596	$1,405,553,858

Represented by

Paid-in capital	$ —	$ —	$1,382,293,054

Undistributed net investment income	—	—	3,768,229

Accumulated net realized gain	—	—	11,256,442

Unrealized appreciation (depreciation) on:

Investments	—	—	8,236,133

Partners’ capital	1,700,059,367	489,213,596	—

Total — representing net assets applicable to outstanding capital stock	$1,700,059,367	$489,213,596	$1,405,553,858

* Value of securities on loan	$16,913,387	$92,516,011	$ —

The accompanying Notes to Financial Statements are an integral part of this statement.

242	Semiannual Report 2012

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	Variable Portfolio – Partners Small Cap Growth Fund	Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
Class 1

Net assets	$1,698,870,309	$488,208,768	$1,403,602,523

Shares outstanding	136,932,050	39,000,757	134,926,077

Net asset value per share	$12.41	$12.52	$10.40

Class 2

Net assets	$1,189,058	$1,004,828	$1,951,335

Shares outstanding	96,410	80,721	188,000

Net asset value per share	$12.33	$12.45	$10.38

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	243

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Pyramis International Equity Fund	Variable Portfolio – Wells Fargo Short Duration Government Fund
Assets

Investments, at value*

Unaffiliated issuers (identified cost $1,062,964,456, $2,001,603,222)	$1,091,367,831	$2,008,026,910

Affiliated issuers (identified cost $48,259,744, $69,374,324)	48,259,744	69,374,324

Investment of cash collateral received for securities on loan

Short-term securities (identified cost $4,000,000, $215,392,976)	4,000,000	215,392,976

Repurchase agreements (identified cost $10,775,430, $45,260,324)	10,775,430	45,260,324

Total investments (identified cost $1,125,999,630, $2,331,630,846)	1,154,403,005	2,338,054,534

Cash	—	1,596

Foreign currency (cost $12,306, $—)	12,391	—

Margin deposits on futures contracts	2,187,000	—

Unrealized appreciation on forward foreign currency exchange contracts	3,616	—

Receivable for:

Investments sold	2,195,748	97,700,918

Capital shares sold	138,376	172,308

Dividends	2,367,629	10,291

Interest	37,082	6,447,846

Reclaims	1,170,704	—

Variation margin on futures contracts	1,512,000	—

Total assets	1,164,027,551	2,442,387,493

Liabilities

Disbursements in excess of cash	1,357	—

Due upon return of securities on loan	14,775,430	260,653,300

Payable for:

Investments purchased	781,605	115,935,045

Investments purchased on a delayed delivery basis	—	54,966,004

Capital shares purchased	86,169	561,387

Investment management fees	725,177	739,093

Distribution fees	169	286

Transfer agent fees	49,447	95,416

Administration fees	65,930	101,361

Compensation of board members	18,368	24,700

Expense reimbursement due to Investment Manager	8,865	2,943

Other expenses	67,118	45,886

Total liabilities	16,579,635	433,125,421

Net assets applicable to outstanding capital stock	$1,147,447,916	$2,009,262,072

Represented by

Paid-in capital	$1,119,307,264	$1,984,741,001

Undistributed net investment income	3,393,014	10,655,237

Accumulated net realized gain (loss)	(5,555,163)	7,442,146

Unrealized appreciation (depreciation) on:

Investments	28,403,375	6,423,688

Foreign currency translations	(20,345)	—

Futures contracts	1,916,155	—

Forward foreign currency exchange contracts	3,616	—

Total — representing net assets applicable to outstanding capital stock	$1,147,447,916	$2,009,262,072

* Value of securities on loan	$13,927,775	$254,411,766

The accompanying Notes to Financial Statements are an integral part of this statement.

244	Semiannual Report 2012

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

	Variable Portfolio – Pyramis International Equity Fund	Variable Portfolio – Wells Fargo Short Duration Government Fund
Class 1

Net assets	$1,146,519,811	$2,007,816,596

Shares outstanding	115,982,623	196,124,016

Net asset value per share	$9.89	$10.24

Class 2

Net assets	$928,105	$1,445,476

Shares outstanding	94,075	141,591

Net asset value per share	$9.87	$10.21

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	245

Variable Portfolio Funds

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

	Columbia Variable Portfolio – Limited Duration Credit Fund	Variable Portfolio – American Century Diversified Bond Fund	Variable Portfolio – American Century Growth Fund
Net investment income

Income:

Dividends	$ —	$ —	$13,009,905

Interest	43,659,071	35,319,696	—

Dividends from affiliates	161,086	76,553	13,652

Income from securities lending — net	430,069	564,547	464,320

Foreign taxes withheld	(20,433)	(10,131)	(52,208)

Total income	44,229,793	35,950,665	13,435,669

Expenses:

Investment management fees	6,301,715	5,579,400	5,696,118

Distribution fees

Class 2	5,387	3,556	916

Transfer agent fees

Class 1	825,953	739,066	544,513

Class 2	1,293	853	220

Administration fees	864,556	777,230	491,242

Compensation of board members	39,440	29,166	23,588

Custodian fees	10,022	14,851	12,794

Printing and postage fees	10,420	1,556	9,697

Professional fees	15,316	15,998	11,891

Other	48,055	50,090	34,197

Total expenses	8,122,157	7,211,766	6,825,176

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(716,863)	—	(319,760)

Total net expenses	7,405,294	7,211,766	6,505,416

Net investment income	36,824,499	28,738,899	6,930,253

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	43,359,056	34,085,256	101,895,019

Foreign currency translations	—	421,976	—

Forward foreign currency exchange contracts	—	1,311,129	—

Futures contracts	(12,379,846)	26,237	—

Net realized gain	30,979,210	35,844,598	101,895,019

Net change in unrealized appreciation (depreciation) on:

Investments	5,836,879	10,570,554	67,559,906

Foreign currency translations	—	124,737	(4)

Forward foreign currency exchange contracts	—	(2,277,798)	—

Futures contracts	3,363,932	—	—

Net change in unrealized appreciation	9,200,811	8,417,493	67,559,902

Net realized and unrealized gain	40,180,021	44,262,091	169,454,921

Net increase in net assets resulting from operations	$77,004,520	$73,000,990	$176,385,174

The accompanying Notes to Financial Statements are an integral part of this statement.

246	Semiannual Report 2012

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Columbia Wanger U.S. Equities Fund	Variable Portfolio – DFA International Value Fund
Net investment income

Income:

Dividends	$8,305,555	$2,452,985	$34,899,939

Interest	84	—	2,537

Dividends from affiliates	26,650	4,994	5,870

Income from securities lending — net	249,445	505,373	1,377,540

Foreign taxes withheld	(804,622)	(3,132)	(3,352,633)

Total income	7,777,112	2,960,220	32,933,253

Expenses:

Investment management fees	2,593,833	3,068,199	5,884,985

Distribution fees

Class 2	5,561	4,619	2,529

Transfer agent fees

Class 1	168,592	215,015	422,108

Class 2	1,335	1,108	607

Administration fees	224,846	282,595	530,482

Compensation of board members	9,907	12,796	22,779

Custodian fees	118,511	7,935	105,004

Printing and postage fees	3,051	4,962	6,340

Professional fees	26,498	16,733	24,561

Other	(12,240)	20,489	28,137

Total expenses	3,139,894	3,634,451	7,027,532

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(283,046)	(146,628)	(518,426)

Total net expenses	2,856,848	3,487,823	6,509,106

Net investment income (loss)	4,920,264	(527,603)	26,424,147

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	8,351,809	35,447,312	(2,025,442)

Foreign currency translations	(88,552)	—	(746,648)

Forward foreign currency exchange contracts	—	—	300,187

Net realized gain (loss)	8,263,257	35,447,312	(2,471,903)

Net change in unrealized appreciation (depreciation) on:

Investments	33,204,528	33,016,137	389,170

Foreign currency translations	(17,538)	—	3,565

Forward foreign currency exchange contracts	1,048	—	(432)

Foreign capital gains tax	(160,299)	—	—

Net change in unrealized appreciation	33,027,739	33,016,137	392,303

Net realized and unrealized gain (loss)	41,290,996	68,463,449	(2,079,600)

Net increase in net assets resulting from operations	$46,211,260	$67,935,846	$24,344,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	247

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Variable Portfolio – Eaton Vance Floating-Rate Income Fund	Variable Portfolio – Invesco International Growth Fund	Variable Portfolio – J.P. Morgan Core Bond Fund
Net investment income

Income:

Dividends	$ —	$34,547,787	$ —

Interest	19,648,569	37	35,056,388

Dividends from affiliates	35,912	131,015	76,935

Income from securities lending — net	—	792,749	504,669

Foreign taxes withheld	—	(3,778,727)	(5,308)

Total income	19,684,481	31,692,861	35,632,684

Expenses:

Investment management fees	2,939,675	7,726,395	5,182,257

Distribution fees

Class 2	10,862	2,751	4,389

Transfer agent fees

Class 1	277,355	560,157	679,296

Class 2	2,607	660	1,053

Administration fees	315,738	691,608	717,660

Compensation of board members	14,173	3,768	27,644

Custodian fees	83,311	94,206	19,006

Printing and postage fees	5,044	9,736	3,436

Professional fees	23,305	28,047	22,511

Other	20,864	41,343	43,119

Total expenses	3,692,934	9,158,671	6,700,371

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(290,624)	(247,669)	—

Total net expenses	3,402,310	8,911,002	6,700,371

Net investment income	16,282,171	22,781,859	28,932,313

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	3,268,651	8,074,865	839,498

Foreign currency translations	—	(229,245)	—

Net realized gain	3,268,651	7,845,620	839,498

Net change in unrealized appreciation (depreciation) on:

Investments	9,811,214	55,290,023	29,367,601

Foreign currency translations	—	9,957	—

Forward foreign currency exchange contracts	—	(39,587)	—

Net change in unrealized appreciation	9,811,214	55,260,393	29,367,601

Net realized and unrealized gain	13,079,865	63,106,013	30,207,099

Net increase in net assets resulting from operations	$29,362,036	$85,887,872	$59,139,412

The accompanying Notes to Financial Statements are an integral part of this statement.

248	Semiannual Report 2012

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Variable Portfolio – Jennison Mid Cap Growth Fund	Variable Portfolio – MFS Value Fund	Variable Portfolio – Marsico Growth Fund
Net investment income

Income:

Dividends	$3,677,581	$25,176,332	$10,591,275

Interest	1	—	—

Dividends from affiliates	23,137	15,468	35,405

Income from securities lending — net	399,626	359,755	499,921

Foreign taxes withheld	(29,956)	(527,740)	(204,521)

Total income	4,070,389	25,023,815	10,922,080

Expenses:

Investment management fees	3,705,063	5,724,277	5,659,207

Distribution fees

Class 2	1,809	2,324	3,075

Transfer agent fees

Class 1	296,216	546,991	540,304

Class 2	434	558	738

Administration fees	284,045	493,589	488,166

Compensation of board members	12,790	10,040	26,114

Custodian fees	4,551	12,099	10,162

Printing and postage fees	4,868	9,606	8,157

Professional fees	19,276	23,795	11,926

Other	(8,545)	(1,283)	32,007

Total expenses	4,320,507	6,821,996	6,779,856

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(230,634)	(199,307)	(193,375)

Total net expenses	4,089,873	6,622,689	6,586,481

Net investment income (loss)	(19,484)	18,401,126	4,335,599

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	53,548,919	26,593,125	77,891,912

Foreign currency translations	(1,042)	(16,354)	(6,208)

Net realized gain	53,547,877	26,576,771	77,885,704

Net change in unrealized appreciation (depreciation) on:

Investments	45,606,619	94,708,243	64,530,264

Foreign currency translations	—	12,678	15,685

Forward foreign currency exchange contracts	—	—	(18,272)

Net change in unrealized appreciation	45,606,619	94,720,921	64,527,677

Net realized and unrealized gain	99,154,496	121,297,692	142,413,381

Net increase in net assets resulting from operations	$99,135,012	$139,698,818	$146,748,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	249

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Variable Portfolio – Mondrian International Small Cap Fund	Variable Portfolio – Morgan Stanley Global Real Estate Fund	Variable Portfolio – NFJ Dividend Value Fund
Net investment income

Income:

Dividends	$6,577,081	$8,811,415	$35,100,417

Interest	41	2	—

Dividends from affiliates	6,379	8,484	46,494

Income from securities lending — net	214,800	148,733	1,283,319

Foreign taxes withheld	(694,378)	(332,365)	(716,460)

Total income	6,103,923	8,636,269	35,713,770

Expenses:

Investment management fees	1,584,352	1,865,937	5,695,461

Distribution fees

Class 2	7	4,743	2,679

Transfer agent fees

Class 1	101,475	130,572	544,025

Class 2	2	1,138	643

Administration fees	135,306	175,619	491,188

Compensation of board members	7,754	8,215	10,432

Custodian fees	25,383	46,996	3,100

Printing and postage fees	5,210	6,353	7,302

Professional fees	21,049	27,618	24,104

Other	5,515	14,637	26,461

Total expenses	1,886,053	2,281,828	6,805,395

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,533)	(323,375)	—

Total net expenses	1,828,520	1,958,453	6,805,395

Net investment income	4,275,403	6,677,816	28,908,375

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	3,110,786	5,838,366	46,130,298

Foreign currency translations	(126,167)	(3,069)	—

Forward foreign currency exchange contracts	79,449	—	—

Net realized gain	3,064,068	5,835,297	46,130,298

Net change in unrealized appreciation (depreciation) on:

Investments	19,162,605	50,375,926	26,605,433

Foreign currency translations	20,507	54,906	—

Forward foreign currency exchange contracts	(74,492)	—	—

Net change in unrealized appreciation	19,108,620	50,430,832	26,605,433

Net realized and unrealized gain	22,172,688	56,266,129	72,735,731

Net increase in net assets resulting from operations	$26,448,091	$62,943,945	$101,644,106

The accompanying Notes to Financial Statements are an integral part of this statement.

250	Semiannual Report 2012

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	Variable Portfolio – Partners Small Cap Growth Fund	Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
Net investment income

Income:

Dividends	$5,871,614	$1,548,013	$ —

Interest	—	—	9,606,211

Dividends from affiliates	35,017	8,070	—

Income from securities lending — net	339,013	613,991	1,495

Foreign taxes withheld	—	(5,341)	—

Total income	6,245,644	2,164,733	9,607,706

Expenses:

Investment management fees	5,660,135	2,294,174	3,130,560

Distribution fees

Class 2	1,112	1,045	2,122

Transfer agent fees

Class 1	540,868	157,953	396,996

Class 2	267	251	509

Administration fees	488,244	210,018	434,816

Compensation of board members	23,748	10,708	9,721

Custodian fees	7,392	14,604	105,496

Printing and postage fees	7,303	4,520	5,165

Professional fees	34,244	12,920	22,975

Other	19,462	14,236	(4,099)

Total expenses	6,782,775	2,720,429	4,104,261

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,799)	(49,572)	(296,888)

Total net expenses	6,711,976	2,670,857	3,807,373

Net investment income (loss)	(466,332)	(506,124)	5,800,333

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(8,527,521)	20,485,626	24,343,413

Net realized gain (loss)	(8,527,521)	20,485,626	24,343,413

Net change in unrealized appreciation (depreciation) on:

Investments	158,248,270	15,106,512	(9,106,013)

Net change in unrealized appreciation (depreciation)	158,248,270	15,106,512	(9,106,013)

Net realized and unrealized gain	149,720,749	35,592,138	15,237,400

Net increase in net assets resulting from operations	$149,254,417	$35,086,014	$21,037,733

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	251

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2012 (Unaudited)

	Variable Portfolio – Pyramis International Equity Fund	Variable Portfolio – Wells Fargo Short Duration Government Fund
Net investment income

Income:

Dividends	$26,062,785	$ —

Interest	—	15,804,253

Dividends from affiliates	30,621	64,281

Income from securities lending — net	808,919	333,959

Foreign taxes withheld	(2,971,790)	—

Total income	23,930,535	16,202,493

Expenses:

Investment management fees	4,839,836	4,397,388

Distribution fees

Class 2	997	1,461

Transfer agent fees

Class 1	342,124	566,120

Class 2	238	351

Administration fees	439,030	603,781

Compensation of board members	17,929	24,847

Custodian fees	91,202	9,782

Printing and postage fees	4,975	8,668

Professional fees	18,671	14,939

Other	23,425	32,857

Total expenses	5,778,427	5,660,194

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(237,683)	(123,444)

Total net expenses	5,540,744	5,536,750

Net investment income	18,389,791	10,665,743

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	361,730	7,472,916

Foreign currency translations	(87,829)	—

Forward foreign currency exchange contracts	(26,701)	—

Futures contracts	(129,842)	—

Net realized gain	117,358	7,472,916

Net change in unrealized appreciation (depreciation) on:

Investments	43,817,645	2,159,540

Foreign currency translations	(361)	—

Forward foreign currency exchange contracts	5,579	—

Futures contracts	1,755,290	—

Net change in unrealized appreciation	45,578,153	2,159,540

Net realized and unrealized gain	45,695,511	9,632,456

Net increase in net assets resulting from operations	$64,085,302	$20,298,199

The accompanying Notes to Financial Statements are an integral part of this statement.

252	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets

	Columbia Variable Portfolio – Limited Duration Credit Fund		Variable Portfolio – American Century Diversified Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$36,824,499	$73,070,778	$28,738,899	$58,558,264

Net realized gain (loss)	30,979,210	(14,098,192)	35,844,598	22,381,824

Net change in unrealized appreciation (depreciation)	9,200,811	(903,886)	8,417,493	76,068,331

Net increase in net assets resulting from operations	77,004,520	58,068,700	73,000,990	157,008,419

Distributions to shareholders:

Net investment income

Class 1	(72,952,873)	(34,116,113)	(59,682,359)	(23,096,395)

Class 2	(126,104)	(40,538)	(74,357)	(14,310)

Net realized gains

Class 1	—	(6,956,317)	(18,764,107)	(9,286,348)

Class 2	—	(8,914)	(25,043)	(6,482)

Total distributions to shareholders	(73,078,977)	(41,121,882)	(78,545,866)	(32,403,535)

Increase (decrease) in net assets from share transactions	(147,458,353)	296,895,314	337,562,068	208,051,275

Total increase (decrease) in net assets	(143,532,810)	313,842,132	332,017,192	332,656,159

Net assets at beginning of period	2,685,502,016	2,371,659,884	2,331,378,537	1,998,722,378

Net assets at end of period	$2,541,969,206	$2,685,502,016	$2,663,395,729	$2,331,378,537

Undistributed net investment income	$36,807,757	$73,062,235	$29,742,140	$60,759,957

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	253

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – American Century Growth Fund		Variable Portfolio – Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$6,930,253	$13,901,583	$4,920,264	$6,232,855

Net realized gain	101,895,019	127,846,555	8,263,257	13,154,509

Net change in unrealized appreciation (depreciation)	67,559,902	(148,786,366)	33,027,739	(92,082,374)

Net increase in net assets resulting from operations	176,385,174	(7,038,228)	46,211,260	(72,695,010)

Distributions to shareholders:

Net investment income

Class 1	—	—	(3,326,758)	(13,862,924)

Class 2	—	—	(23,505)	(62,153)

Net realized gains

Class 1	—	—	(9,899,172)	(7,109,564)

Class 2	—	—	(87,576)	(42,025)

Total distributions to shareholders	—	—	(13,337,011)	(21,076,666)

Increase (decrease) in net assets from share transactions	(179,262,765)	(71,565,114)	25,887,171	110,605,341

Total increase (decrease) in net assets	(2,877,591)	(78,603,342)	58,761,420	16,833,665

Net assets at beginning of period	1,702,734,532	1,781,337,874	521,580,745	504,747,080

Net assets at end of period	$1,699,856,941	$1,702,734,532	$580,342,165	$521,580,745

Excess of distributions over net investment income	$ —	$ —	$(1,911,995)	$(3,481,996)

The accompanying Notes to Financial Statements are an integral part of this statement.

254	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Columbia Wanger U.S. Equities Fund		Variable Portfolio – DFA International Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income (loss)	$(527,603)	$(2,318,950)	$26,424,147	$29,683,900

Net realized gain (loss)	35,447,312	5,111,732	(2,471,903)	(37,875,216)

Net change in unrealized appreciation (depreciation)	33,016,137	(30,722,982)	392,303	(265,342,080)

Net increase (decrease) in net assets resulting from operations	67,935,846	(27,930,200)	24,344,547	(273,533,396)

Distributions to shareholders:

Net investment income

Class 1	—	—	(18,978,779)	(28,909,212)

Class 2	—	—	(22,093)	(21,935)

Net realized gains

Class 1	—	—	—	(36,176,382)

Class 2	—	—	—	(33,297)

Tax return of capital

Class 1	—	—	—	(1,370,491)

Class 2	—	—	—	(1,040)

Total distributions to shareholders	—	—	(19,000,872)	(66,512,357)

Increase (decrease) in net assets from share transactions	(53,148,260)	39,952,558	189,758,726	380,908,528

Total increase in net assets	14,787,586	12,022,358	195,102,401	40,862,775

Net assets at beginning of period	669,574,991	657,552,633	1,295,617,126	1,254,754,351

Net assets at end of period	$684,362,577	$669,574,991	$1,490,719,527	$1,295,617,126

Undistributed (excess of distributions over) net investment income	$ —	$ —	$7,272,765	$(150,510)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	255

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Eaton Vance Floating-Rate Income Fund		Variable Portfolio – Invesco International Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$16,282,171	$40,463,228	$22,781,859	$32,266,062

Net realized gain	3,268,651	6,719,284	7,845,620	36,114,269

Net change in unrealized appreciation (depreciation)	9,811,214	(25,660,496)	55,260,393	(189,039,870)

Net increase (decrease) in net assets resulting from operations	29,362,036	21,522,016	85,887,872	(120,659,539)

Distributions to shareholders:

Net investment income

Class 1	(40,029,154)	(16,659,942)	(17,982,713)	(30,982,580)

Class 2	(436,599)	(122,565)	(19,531)	(18,885)

Net realized gains

Class 1	(6,644,006)	(1,683,217)	(37,966,831)	(17,942,806)

Class 2	(75,805)	(13,002)	(48,114)	(12,873)

Total distributions to shareholders	(47,185,564)	(18,478,726)	(56,017,189)	(48,957,144)

Increase (decrease) in net assets from share transactions	(55,588,736)	131,018,009	116,805,408	298,642,019

Total increase (decrease) in net assets	(73,412,264)	134,061,299	146,676,091	129,025,336

Net assets at beginning of period	924,225,565	790,164,266	1,774,693,365	1,645,668,029

Net assets at end of period	$850,813,301	$924,225,565	$1,921,369,456	$1,774,693,365

Undistributed net investment income	$16,276,911	$40,460,493	$5,492,863	$713,248

The accompanying Notes to Financial Statements are an integral part of this statement.

256	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – J.P. Morgan Core Bond Fund		Variable Portfolio – Jennison Mid Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income (loss)	$28,932,313	$55,263,624	$(19,484)	$2,275,636

Net realized gain	839,498	6,644,191	53,547,877	37,681,045

Net change in unrealized appreciation (depreciation)	29,367,601	72,880,177	45,606,619	(20,645,243)

Net increase in net assets resulting from operations	59,139,412	134,787,992	99,135,012	19,311,438

Distributions to shareholders:

Net investment income

Class 1	(63,738,528)	(24,561,962)	—	—

Class 2	(89,766)	(17,274)	—	—

Net realized gains

Class 1	(6,617,713)	(13,865,238)	—	—

Class 2	(10,034)	(11,010)	—	—

Total distributions to shareholders	(70,456,041)	(38,455,484)	—	—

Increase (decrease) in net assets from share transactions	546,608,751	202,235,828	(32,603,245)	57,581,250

Total increase in net assets	535,292,122	298,568,336	66,531,767	76,892,688

Net assets at beginning of period	2,091,669,909	1,793,101,573	917,132,247	840,239,559

Net assets at end of period	$2,626,962,031	$2,091,669,909	$983,664,014	$917,132,247

Undistributed net investment income	$16,304,137	$51,200,118	$ —	$ —

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	257

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – MFS Value Fund		Variable Portfolio – Marsico Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$18,401,126	$32,049,877	$4,335,599	$10,569,046

Net realized gain	26,576,771	38,240,202	77,885,704	47,749,557

Net change in unrealized appreciation (depreciation)	94,720,921	(70,247,370)	64,527,677	(95,957,419)

Net increase (decrease) in net assets resulting from operations	139,698,818	42,709	146,748,980	(37,638,816)

Increase (decrease) in net assets from share transactions	(102,437,502)	206,376,948	(163,234,499)	131,531,584

Total increase (decrease) in net assets	37,261,316	206,419,657	(16,485,519)	93,892,768

Net assets at beginning of period	1,740,972,091	1,534,552,434	1,684,756,145	1,590,863,377

Net assets at end of period	$1,778,233,407	$1,740,972,091	$1,668,270,626	$1,684,756,145

The accompanying Notes to Financial Statements are an integral part of this statement.

258	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Mondrian International Small Cap Fund		Variable Portfolio – Morgan Stanley Global Real Estate Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$4,275,403	$7,702,197	$6,677,816	$8,156,317

Net realized gain	3,064,068	18,442,089	5,835,297	7,618,623

Net change in unrealized appreciation (depreciation)	19,108,620	(52,465,466)	50,430,832	(52,943,648)

Net increase (decrease) in net assets resulting from operations	26,448,091	(26,321,180)	62,943,945	(37,168,708)

Distributions to shareholders:

Net investment income

Class 1	(3,519,961)	(9,823,167)	(1,242,032)	(15,843,764)

Class 2	(56)	(178)	(5,075)	(94,286)

Net realized gains

Class 1	(18,543,468)	(6,585,064)	(7,604,775)	(4,964,313)

Class 2	(334)	(136)	(79,977)	(30,296)

Total distributions to shareholders	(22,063,819)	(16,408,545)	(8,931,859)	(20,932,659)

Increase (decrease) in net assets from share transactions	20,502,907	59,223,122	(9,663,042)	92,023,041

Total increase in net assets	24,887,179	16,493,397	44,349,044	33,921,674

Net assets at beginning of period	318,388,563	301,895,166	404,167,710	370,246,036

Net assets at end of period	$343,275,742	$318,388,563	$448,516,754	$404,167,710

Undistributed (excess of distributions over) net investment income	$(619,202)	$(1,374,588)	$3,636,112	$(1,794,597)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	259

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – NFJ Dividend Value Fund		Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income (loss)	$28,908,375	$52,091,176	$(466,332)	$1,446,694

Net realized gain (loss)	46,130,298	88,934,147	(8,527,521)	39,554,468

Net change in unrealized appreciation (depreciation)	26,605,433	(82,652,266)	158,248,270	(52,991,155)

Net increase (decrease) in net assets resulting from operations	101,644,106	58,373,057	149,254,417	(11,989,993)

Increase (decrease) in net assets from share transactions	(56,573,801)	152,999,387	(123,597,000)	493,394,664

Total increase in net assets	45,070,305	211,372,444	25,657,417	481,404,671

Net assets at beginning of period	1,756,100,245	1,544,727,801	1,674,401,950	1,192,997,279

Net assets at end of period	$1,801,170,550	$1,756,100,245	$1,700,059,367	$1,674,401,950

The accompanying Notes to Financial Statements are an integral part of this statement.

260	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Partners Small Cap Growth Fund		Variable Portfolio – PIMCO Mortgage- Backed Securities Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income (loss)	$(506,124)	$(1,444,854)	$5,800,333	$24,228,198

Net realized gain	20,485,626	36,813,161	24,343,413	21,350,748

Net change in unrealized appreciation (depreciation)	15,106,512	(32,789,547)	(9,106,013)	18,844,779

Net increase in net assets resulting from operations	35,086,014	2,578,760	21,037,733	64,423,725

Distributions to shareholders:

Net investment income

Class 1	—	—	(26,166,921)	(9,730,376)

Class 2	—	—	(33,734)	(6,010)

Net realized gains

Class 1	—	—	(23,823,246)	(25,959,406)

Class 2	—	—	(33,966)	(18,977)

Total distributions to shareholders	—	—	(50,057,867)	(35,714,769)

Increase (decrease) in net assets from share transactions	(52,468,846)	20,255,838	191,446,666	126,200,497

Total increase (decrease) in net assets	(17,382,832)	22,834,598	162,426,532	154,909,453

Net assets at beginning of period	506,596,428	483,761,830	1,243,127,326	1,088,217,873

Net assets at end of period	$489,213,596	$506,596,428	$1,405,553,858	$1,243,127,326

Undistributed net investment income	$ —	$ —	$3,768,229	$24,168,551

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	261

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Pyramis International Equity Fund		Variable Portfolio – Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations

Net investment income	$18,389,791	$23,430,360	$10,665,743	$22,927,729

Net realized gain	117,358	13,129,883	7,472,916	15,606,213

Net change in unrealized appreciation (depreciation)	45,578,153	(174,227,582)	2,159,540	1,989,066

Net increase (decrease) in net assets resulting from operations	64,085,302	(137,667,339)	20,298,199	40,523,008

Distributions to shareholders:

Net investment income

Class 1	(14,589,313)	(24,741,661)	(22,917,456)	(14,675,044)

Class 2	(10,405)	(7,931)	(14,730)	(5,216)

Net realized gains

Class 1	(18,136,247)	(26,655,107)	(14,758,079)	(4,810,794)

Class 2	(14,491)	(8,789)	(10,981)	(2,031)

Total distributions to shareholders	(32,750,456)	(51,413,488)	(37,701,246)	(19,493,085)

Increase in net assets from share transactions	23,532,012	262,265,385	246,268,285	184,382,975

Total increase in net assets	54,866,858	73,184,558	228,865,238	205,412,898

Net assets at beginning of period	1,092,581,058	1,019,396,500	1,780,396,834	1,574,983,936

Net assets at end of period	$1,147,447,916	$1,092,581,058	$2,009,262,072	$1,780,396,834

Undistributed (excess of distributions over) net investment income	$3,393,014	$(397,059)	$10,655,237	$22,921,680

The accompanying Notes to Financial Statements are an integral part of this statement.

262	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Limited Duration Credit Fund				Variable Portfolio – American Century Diversified Bond Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	16,334,713	172,152,801	34,716,638	360,074,770	27,460,442	309,814,826	27,676,967	295,645,998

Distributions reinvested	7,062,234	72,952,873	3,968,351	41,072,430	7,073,622	78,446,466	3,060,751	32,382,743

Redemptions	(37,078,219)	(393,095,527)	(10,376,447)	(107,194,367)	(4,558,568)	(51,878,913)	(11,241,664)	(121,490,233)

Net increase (decrease)	(13,681,272)	(147,989,853)	28,308,542	293,952,833	29,975,496	336,382,379	19,496,054	206,538,508

Class 2 shares

Subscriptions	103,910	1,095,686	378,055	3,919,755	162,528	1,824,976	167,872	1,802,718

Distributions reinvested	12,243	126,104	4,787	49,452	8,979	99,400	1,967	20,792

Redemptions	(65,658)	(690,290)	(99,574)	(1,026,726)	(66,435)	(744,687)	(29,362)	(310,743)

Net increase	50,495	531,500	283,268	2,942,481	105,072	1,179,689	140,477	1,512,767

Total net increase (decrease)	(13,630,777)	(147,458,353)	28,591,810	296,895,314	30,080,568	337,562,068	19,636,531	208,051,275

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	263

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – American Century Growth Fund				Variable Portfolio – Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,373,003	17,042,825	9,132,280	102,461,079	2,665,969	28,587,091	10,122,415	111,726,436

Distributions reinvested	—	—	—	—	1,256,454	13,225,930	1,738,048	20,972,488

Redemptions	(15,807,332)	(196,888,158)	(15,105,504)	(174,340,385)	(1,540,238)	(17,267,477)	(2,077,537)	(25,060,552)

Net increase (decrease)	(14,434,329)	(179,845,333)	(5,973,224)	(71,879,306)	2,382,185	24,545,544	9,782,926	107,638,372

Class 2 shares

Subscriptions	48,165	600,046	39,551	455,076	126,650	1,426,531	280,898	3,317,359

Distributions reinvested	—	—	—	—	10,568	111,081	8,612	104,178

Redemptions	(1,397)	(17,478)	(12,544)	(140,884)	(17,874)	(195,985)	(40,933)	(454,568)

Net increase	46,768	582,568	27,007	314,192	119,344	1,341,627	248,577	2,966,969

Total net increase (decrease)	(14,387,561)	(179,262,765)	(5,946,217)	(71,565,114)	2,501,529	25,887,171	10,031,503	110,605,341

The accompanying Notes to Financial Statements are an integral part of this statement.

264	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Columbia Wanger U.S. Equities Fund				Variable Portfolio – DFA International Value Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	710,118	8,548,194	7,156,810	81,344,685	24,486,758	205,588,747	35,056,562	343,059,922

Distributions reinvested	—	—	—	—	2,234,491	18,978,779	6,199,180	66,456,086

Redemptions	(5,014,991)	(63,213,105)	(3,473,393)	(43,507,796)	(4,032,985)	(34,991,776)	(2,857,038)	(30,095,919)

Net increase (decrease)	(4,304,873)	(54,664,911)	3,683,417	37,836,889	22,688,264	189,575,750	38,398,704	379,420,089

Class 2 shares

Subscriptions	128,324	1,616,607	195,044	2,345,497	79,161	729,563	166,613	1,713,487

Distributions reinvested	—	—	—	—	2,604	22,093	5,268	56,270

Redemptions	(8,046)	(99,956)	(19,992)	(229,828)	(63,739)	(568,680)	(26,264)	(281,318)

Net increase	120,278	1,516,651	175,052	2,115,669	18,026	182,976	145,617	1,488,439

Total net increase (decrease)	(4,184,595)	(53,148,260)	3,858,469	39,952,558	22,706,290	189,758,726	38,544,321	380,908,528

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	265

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Eaton Vance Floating-Rate Income Fund				Variable Portfolio – Invesco International Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	4,023,235	41,016,423	16,094,448	160,747,980	9,821,201	103,726,865	26,120,698	287,645,407

Distributions reinvested	4,806,711	46,673,160	1,854,718	18,343,159	5,343,251	55,949,544	4,174,721	48,925,386

Redemptions	(14,114,396)	(144,798,893)	(5,551,594)	(54,548,749)	(3,938,070)	(43,423,027)	(3,446,221)	(39,507,744)

Net increase (decrease)	(5,284,450)	(57,109,310)	12,397,572	124,542,390	11,226,382	116,253,382	26,849,198	297,063,049

Class 2 shares

Subscriptions	167,351	1,691,542	795,003	7,864,112	65,718	730,659	151,368	1,709,666

Distributions reinvested	53,375	512,404	13,847	135,567	6,481	67,645	2,714	31,758

Redemptions	(68,227)	(683,372)	(156,528)	(1,524,060)	(22,110)	(246,278)	(13,909)	(162,454)

Net increase	152,499	1,520,574	652,322	6,475,619	50,089	552,026	140,173	1,578,970

Total net increase (decrease)	(5,131,951)	(55,588,736)	13,049,894	131,018,009	11,276,471	116,805,408	26,989,371	298,642,019

The accompanying Notes to Financial Statements are an integral part of this statement.

266	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – J.P. Morgan Core Bond Fund				Variable Portfolio – Jennison Mid Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	45,009,012	500,182,250	25,375,849	268,983,854	2,259,484	28,532,143	8,112,287	92,544,611

Distributions reinvested	6,442,879	70,356,241	3,663,222	38,427,200	—	—	—	—

Redemptions	(2,226,210)	(24,871,112)	(10,012,504)	(107,022,412)	(4,849,087)	(61,828,584)	(3,016,731)	(35,564,110)

Net increase (decrease)	49,225,681	545,667,379	19,026,567	200,388,642	(2,589,603)	(33,296,441)	5,095,556	56,980,501

Class 2 shares

Subscriptions	119,102	1,312,581	209,226	2,238,622	59,990	758,904	59,397	690,378

Distributions reinvested	9,164	99,800	2,701	28,284	—	—	—	—

Redemptions	(42,669)	(471,009)	(39,701)	(419,720)	(5,202)	(65,708)	(7,497)	(89,629)

Net increase	85,597	941,372	172,226	1,847,186	54,788	693,196	51,900	600,749

Total net increase (decrease)	49,311,278	546,608,751	19,198,793	202,235,828	(2,534,815)	(32,603,245)	5,147,456	57,581,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	267

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – MFS Value Fund				Variable Portfolio – Marsico Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,895,773	21,766,348	22,380,409	240,670,796	1,480,578	19,134,518	14,325,936	171,201,890

Redemptions	(10,779,510)	(124,877,066)	(3,281,511)	(35,441,108)	(14,026,931)	(183,099,900)	(3,381,892)	(41,351,713)

Net increase (decrease)	(8,883,737)	(103,110,718)	19,098,898	205,229,688	(12,546,353)	(163,965,382)	10,944,044	129,850,177

Class 2 shares

Subscriptions	70,817	828,755	120,340	1,314,567	64,052	836,576	154,127	1,878,580

Redemptions	(14,128)	(155,539)	(16,189)	(167,307)	(8,295)	(105,693)	(17,631)	(197,173)

Net increase	56,689	673,216	104,151	1,147,260	55,757	730,883	136,496	1,681,407

Total net increase (decrease)	(8,827,048)	(102,437,502)	19,203,049	206,376,948	(12,490,596)	(163,234,499)	11,080,540	131,531,584

The accompanying Notes to Financial Statements are an integral part of this statement.

268	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Mondrian International Small Cap Fund				Variable Portfolio – Morgan Stanley Global Real Estate Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,402,415	15,928,187	6,390,419	73,990,202	936,342	10,229,839	8,976,326	96,459,379

Distributions reinvested	2,078,727	22,063,429	1,352,187	16,408,231	797,010	8,846,806	1,787,636	20,808,077

Redemptions	(1,490,042)	(17,489,098)	(2,477,661)	(31,175,625)	(2,678,206)	(30,131,133)	(2,448,836)	(27,720,553)

Net increase (decrease)	1,991,100	20,502,518	5,264,945	59,222,808	(944,854)	(11,054,488)	8,315,126	89,546,903

Class 2 shares

Subscriptions	—	—	—	—	124,019	1,388,218	231,795	2,635,928

Distributions reinvested	37	389	25	314	7,683	85,052	10,731	124,582

Redemptions	—	—	—	—	(7,436)	(81,824)	(26,109)	(284,372)

Net increase	37	389	25	314	124,266	1,391,446	216,417	2,476,138

Total net increase (decrease)	1,991,137	20,502,907	5,264,970	59,223,122	(820,588)	(9,663,042)	8,531,543	92,023,041

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	269

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – NFJ Dividend Value Fund				Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,997,011	23,973,370	15,845,753	181,412,343	2,356,194	29,004,384	44,601,412	520,487,103

Redemptions	(6,694,900)	(81,561,821)	(2,587,002)	(29,783,632)	(12,097,295)	(153,148,917)	(2,362,995)	(27,657,136)

Net increase (decrease)	(4,697,889)	(57,588,451)	13,258,751	151,628,711	(9,741,101)	(124,144,533)	42,238,417	492,829,967

Class 2 shares

Subscriptions	86,596	1,058,319	130,758	1,486,229	46,270	577,218	54,949	637,353

Redemptions	(3,569)	(43,669)	(10,258)	(115,553)	(2,354)	(29,685)	(6,132)	(72,656)

Net increase	83,027	1,014,650	120,500	1,370,676	43,916	547,533	48,817	564,697

Total net increase (decrease)	(4,614,862)	(56,573,801)	13,379,251	152,999,387	(9,697,185)	(123,597,000)	42,287,234	493,394,664

The accompanying Notes to Financial Statements are an integral part of this statement.

270	Semiannual Report 2012

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Partners Small Cap Growth Fund				Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,293,821	15,713,169	5,707,456	65,144,483	15,033,433	161,007,203	15,623,314	163,050,392

Distributions reinvested	—	—	—	—	4,802,129	49,990,167	3,454,964	35,689,782

Redemptions	(5,405,573)	(68,529,645)	(3,691,307)	(45,397,144)	(1,859,937)	(20,036,551)	(7,001,375)	(73,549,233)

Net increase (decrease)	(4,111,752)	(52,816,476)	2,016,149	19,747,339	17,975,625	190,960,819	12,076,903	125,190,941

Class 2 shares

Subscriptions	34,113	438,753	52,959	629,579	54,545	582,933	102,762	1,077,316

Distributions reinvested	—	—	—	—	6,516	67,700	2,424	24,987

Redemptions	(7,377)	(91,123)	(10,147)	(121,080)	(15,563)	(164,786)	(8,823)	(92,747)

Net increase	26,736	347,630	42,812	508,499	45,498	485,847	96,363	1,009,556

Total net increase (decrease)	(4,085,016)	(52,468,846)	2,058,961	20,255,838	18,021,123	191,446,666	12,173,266	126,200,497

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	271

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Pyramis International Equity Fund				Variable Portfolio – Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	6,819,004	65,881,480	24,698,217	256,385,252	25,595,922	266,083,917	25,096,050	257,154,115

Distributions reinvested	3,393,798	32,725,560	4,548,330	51,396,768	3,679,251	37,675,535	1,908,505	19,485,838

Redemptions	(7,383,611)	(75,399,868)	(4,187,558)	(46,108,606)	(5,560,218)	(57,946,502)	(9,041,837)	(92,785,890)

Net increase (decrease)	2,829,191	23,207,172	25,058,989	261,673,414	23,714,955	245,812,950	17,962,718	183,854,063

Class 2 shares

Subscriptions	32,661	331,669	57,737	626,837	65,214	675,768	73,122	749,384

Distributions reinvested	2,594	24,896	1,495	16,720	2,518	25,711	711	7,247

Redemptions	(3,053)	(31,725)	(4,896)	(51,586)	(23,820)	(246,144)	(22,283)	(227,719)

Net increase	32,202	324,840	54,336	591,971	43,912	455,335	51,550	528,912

Total net increase (decrease)	2,861,393	23,532,012	25,113,325	262,265,385	23,758,867	246,268,285	18,014,268	184,382,975

The accompanying Notes to Financial Statements are an integral part of this statement.

272	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Columbia Variable Portfolio – Limited Duration Credit Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.35	$10.27	$10.00

Income from investment operations:

Net investment income	0.14	0.29	0.18

Net realized and unrealized gain (loss)	0.16	(0.05)	0.09

Total from investment operations	0.30	0.24	0.27

Less distributions to shareholders:

Net investment income	(0.31)	(0.13)	—

Net realized gains	—	(0.03)	—

Total distributions to shareholders	(0.31)	(0.16)	—

Net asset value, end of period	$10.34	$10.35	$10.27

Total return	2.86%	2.38%	2.70%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.59%(c)	0.59%	0.61%(c)

Net expenses after fees waived or expenses reimbursed(d)	0.54%(c)	0.54%	0.54%(c)

Net investment income	2.67%(c)	2.85%	2.75%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,537,271	$2,681,324	$2,370,410

Portfolio turnover	62%	94%	16%(e)

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	273

Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.31	$10.25	$10.00

Income from investment operations:

Net investment income	0.13	0.27	0.17

Net realized and unrealized gain (loss)	0.15	(0.05)	0.08

Total from investment operations	0.28	0.22	0.25

Less distributions to shareholders:

Net investment income	(0.28)	(0.13)	—

Net realized gains	—	(0.03)	—

Total distributions to shareholders	(0.28)	(0.16)	—

Net asset value, end of period	$10.31	$10.31	$10.25

Total return	2.76%	2.09%	2.50%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.84%(c)	0.84%	0.86%(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79%(c)	0.79%	0.79%(c)

Net investment income	2.42%(c)	2.59%	2.64%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,698	$4,178	$1,250

Portfolio turnover	62%	94%	16%(e)

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

274	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – American Century Diversified Bond Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.08	$10.47	$10.15

Income from investment operations:

Net investment income	0.13	0.29	0.16

Net realized and unrealized gain	0.20	0.48	0.16

Total from investment operations	0.33	0.77	0.32

Less distributions to shareholders:

Net investment income	(0.26)	(0.11)	—

Net realized gains	(0.08)	(0.05)	—

Total distributions to shareholders	(0.34)	(0.16)	—

Net asset value, end of period	$11.07	$11.08	$10.47

Total return	2.94%	7.41%	3.15%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.58%(c)	0.59%	0.62%(c)

Net expenses after fees waived or expenses reimbursed(d)	0.58%(c)	0.57%	0.55%(c)

Net investment income	2.33%(c)	2.69%	2.32%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,659,820	$2,328,963	$1,997,905

Portfolio turnover	65%(e)	85%	66%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	275

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – American Century Diversified Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.05		$10.46	$10.15

Income from investment operations:

Net investment income	0.12		0.26	0.15

Net realized and unrealized gain	0.20		0.48	0.16

Total from investment operations	0.32		0.74	0.31

Less distributions to shareholders:

Net investment income	(0.24)		(0.10)	—

Net realized gains	(0.08)		(0.05)	—

Total distributions to shareholders	(0.32)		(0.15)	—

Net asset value, end of period	$11.05		$11.05	$10.46

Total return	2.89%		7.10%	3.05%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.84%	(c)	0.84%	0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.84%	(c)	0.83%	0.80%	(c)

Net investment income	2.07%	(c)	2.45%	2.22%	(c)

Supplemental data

Net assets, end of period (in thousands)	$3,575		$2,415	$817

Portfolio turnover	65%	(e)	85%	66%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

276	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – American Century Growth Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.26		$11.33	$10.00

Income from investment operations:

Net investment income	0.05		0.09	0.06

Net realized and unrealized gain (loss)	1.11		(0.16)	1.27

Total from investment operations	1.16		(0.07)	1.33

Net asset value, end of period	$12.42		$11.26	$11.33

Total return	10.30%		(0.62%)	13.30%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.75%	(c)	0.75%	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.72%	(c)	0.70%	0.70%	(c)

Net investment income	0.76%	(c)	0.82%	1.00%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,698,731		$1,702,237	$1,781,141

Portfolio turnover	40%		96%	56%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	277

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – American Century Growth Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.21		$11.31	$10.00

Income from investment operations:

Net investment income	0.03		0.07	0.09

Net realized and unrealized gain (loss)	1.11		(0.17)	1.22

Total from investment operations	1.14		(0.10)	1.31

Net asset value, end of period	$12.35		$11.21	$11.31

Total return	10.17%		(0.88%)	13.10%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.01%	(c)	1.00%	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.98%	(c)	0.95%	0.95%	(c)

Net investment income	0.57%	(c)	0.58%	1.24%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,126		$498	$197

Portfolio turnover	40%		96%	56%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

278	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.22		$12.31		$10.00

Income from investment operations:

Net investment income	0.10		0.14		0.04

Net realized and unrealized gain (loss)	0.78		(1.74)		2.32

Increase from payments by affiliate	—		0.00(b)		0.01

Total from investment operations	0.88		(1.60)		2.37

Less distributions to shareholders:

Net investment income	(0.07)		(0.33)		(0.06)

Net realized gains	(0.19)		(0.16)		—

Total distributions to shareholders	(0.26)		(0.49)		(0.06)

Net asset value, end of period	$10.84		$10.22		$12.31

Total return	8.64%		(13.57%)	(c)	23.75%	(d)

Ratios to average net assets(e)

Expenses prior to fees waived or expenses reimbursed	1.11%	(f)	1.13%		1.33%	(f)

Net expenses after fees waived or expenses reimbursed(g)	1.01%	(f)	1.06%		1.15%	(f)

Net investment income	1.74%	(f)	1.21%		0.63%	(f)

Supplemental data

Net assets, end of period (in thousands)	$575,203		$517,956		$503,442

Portfolio turnover	18%		32%		20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	279

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.22	$12.31	$10.00

Income from investment operations:

Net investment income	0.09	0.11	0.00(b)

Net realized and unrealized gain (loss)	0.77	(1.74)	2.35

Increase from payments by affiliate	—	0.00(b)	0.01

Total from investment operations	0.86	(1.63)	2.36

Less distributions to shareholders:

Net investment income	(0.05)	(0.30)	(0.05)

Net realized gains	(0.19)	(0.16)	—

Total distributions to shareholders	(0.24)	(0.46)	(0.05)

Net asset value, end of period	$10.84	$10.22	$12.31

Total return	8.51%	(13.77%)(c)	23.63%(d)

Ratios to average net assets(e)

Expenses prior to fees waived or expenses reimbursed	1.36%(f)	1.39%	1.48%(f)

Net expenses after fees waived or expenses reimbursed(g)	1.26%(f)	1.29%	1.40%(f)

Net investment income	1.57%(f)	0.95%	0.05%(f)

Supplemental data

Net assets, end of period (in thousands)	$5,139	$3,625	$1,306

Portfolio turnover	18%	32%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

280	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.30	$11.87	$10.00

Income from investment operations:

Net investment loss	(0.01)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	1.14	(0.53)	1.88

Increase from payments by affiliate	—	—	0.00(b)

Total from investment operations	1.13	(0.57)	1.87

Net asset value, end of period	$12.43	$11.30	$11.87

Total return	10.00%	(4.80%)	18.70%(c)

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed	1.01%(e)	1.00%	1.06%(e)

Net expenses after fees waived or expenses reimbursed(f)	0.97%(e)	0.97%	0.97%(e)

Net investment loss	(0.15%)(e)	(0.35%)	(0.09%)(e)

Supplemental data

Net assets, end of period (in thousands)	$679,899	$666,865	$656,773

Portfolio turnover	14%	18%	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	281

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.25	$11.85	$10.00

Income from investment operations:

Net investment income (loss)	(0.02)	(0.06)	0.00(b)

Net realized and unrealized gain (loss)	1.13	(0.54)	1.85

Increase from payments by affiliate	—	—	0.00(b)

Total from investment operations	1.11	(0.60)	1.85

Net asset value, end of period	$12.36	$11.25	$11.85

Total return	9.87%	(5.06%)	18.50%	(c)

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed	1.26%(e)	1.25%	1.31%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.22%(e)	1.22%	1.22%	(e)

Net investment income (loss)	(0.38%)(e)	(0.55%)	0.02%	(e)

Supplemental data

Net assets, end of period (in thousands)	$4,464	$2,710	$779

Portfolio turnover	14%	18%	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

282	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – DFA International Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$8.63		$11.25	$10.00

Income from investment operations:

Net investment income	0.17		0.23	0.07

Net realized and unrealized gain (loss)	(0.06)		(2.31)	1.27

Increase from payments by affiliate	—		—	0.00(b)

Total from investment operations	0.11		(2.08)	1.34

Less distributions to shareholders:

Net investment income	(0.11)		(0.23)	(0.09)

Net realized gains	—		(0.30)	—

Tax return of capital	—		(0.01)	—

Total distributions to shareholders	(0.11)		(0.54)	(0.09)

Net asset value, end of period	$8.63		$8.63	$11.25

Total return	1.33%		(19.37%)	13.53%	(c)

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed	1.00%	(e)	1.00%	1.04%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.92%	(e)	0.93%	0.92%	(e)

Net investment income	3.75%	(e)	2.29%	1.04%	(e)

Supplemental data

Net assets, end of period (in thousands)	$1,488,863		$1,293,915	$1,254,171

Portfolio turnover	6%		104%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	283

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – DFA International Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$8.62		$11.24	$10.00

Income from investment operations:

Net investment income	0.16		0.19	0.02

Net realized and unrealized gain (loss)	(0.07)		(2.29)	1.30

Increase from payments by affiliate	—		—	0.00(b)

Total from investment operations	0.09		(2.10)	1.32

Less distributions to shareholders:

Net investment income	(0.10)		(0.21)	(0.08)

Net realized gains	—		(0.30)	—

Tax return of capital	—		(0.01)	—

Total distributions to shareholders	(0.10)		(0.52)	(0.08)

Net asset value, end of period	$8.61		$8.62	$11.24

Total return	1.09%		(19.55%)	13.30%	(c)

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed	1.25%	(e)	1.25%	1.29%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.17%	(e)	1.18%	1.17%	(e)

Net investment income	3.57%	(e)	1.89%	0.28%	(e)

Supplemental data

Net assets, end of period (in thousands)	$1,856		$1,702	$583

Portfolio turnover	6%		104%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

284	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.97		$9.92	$9.62

Income from investment operations:

Net investment income	0.18		0.46	0.24

Net realized and unrealized gain (loss)	0.14		(0.20)	0.06

Total from investment operations	0.32		0.26	0.30

Less distributions to shareholders:

Net investment income	(0.49)		(0.19)	—

Net realized gains	(0.08)		(0.02)	—

Total distributions to shareholders	(0.57)		(0.21)	—

Net asset value, end of period	$9.72		$9.97	$9.92

Total return	3.23%		2.60%	3.12%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.79%	(c)	0.79%	0.83%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.73%	(c)	0.68%	0.58%	(c)

Net investment income	3.49%	(c)	4.61%	3.89%	(c)

Supplemental data

Net assets, end of period (in thousands)	$841,380		$916,052	$788,430

Portfolio turnover	22%		46%	19%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	285

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.86		$9.83	$9.62

Income from investment operations:

Net investment income	0.18		0.43	0.25

Net realized and unrealized gain (loss)	0.12		(0.20)	(0.04)	(b)

Total from investment operations	0.30		0.23	0.21

Less distributions to shareholders:

Net investment income	(0.47)		(0.18)	—

Net realized gains	(0.08)		(0.02)	—

Total distributions to shareholders	(0.55)		(0.20)	—

Net asset value, end of period	$9.61		$9.86	$9.83

Total return	3.04%		2.33%	2.18%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.04%	(d)	1.04%	1.08%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.98%	(d)	0.95%	0.83%	(d)

Net investment income	3.50%	(d)	4.39%	3.97%	(d)

Supplemental data

Net assets, end of period (in thousands)	$9,434		$8,173	$1,735

Portfolio turnover	22%		46%	19%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

286	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Invesco International Growth Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.54		$11.64		$10.00

Income from investment operations:

Net investment income	0.13		0.21		0.06

Net realized and unrealized gain (loss)	0.35		(0.98)		1.63

Increase from payments by affiliate	—		0.00(b)		0.01

Total from investment operations	0.48		(0.77)		1.70

Less distributions to shareholders:

Net investment income	(0.10)		(0.21)		(0.06)

Net realized gains	(0.22)		(0.12)		—

Total distributions to shareholders	(0.32)		(0.33)		(0.06)

Net asset value, end of period	$10.70		$10.54		$11.64

Total return	4.64%		(6.92%)	(c)	17.11%	(d)

Ratios to average net assets(e)

Expenses prior to fees waived or expenses reimbursed	0.98%	(f)	1.00%		1.02%	(f)

Net expenses after fees waived or expenses reimbursed(g)	0.95%	(f)	0.95%		0.96%	(f)

Net investment income	2.44%	(f)	1.86%		0.87%	(f)

Supplemental data

Net assets, end of period (in thousands)	$1,918,918		$1,772,805		$1,645,212

Portfolio turnover	14%		24%		17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	287

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Invesco International Growth Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.53		$11.63		$10.00

Income from investment operations:

Net investment income	0.12		0.13		0.02

Net realized and unrealized gain (loss)	0.34		(0.93)		1.65

Increase from payments by affiliate	—		0.00(b)		0.01

Total from investment operations	0.46		(0.80)		1.68

Less distributions to shareholders:

Net investment income	(0.09)		(0.18)		(0.05)

Net realized gains	(0.22)		(0.12)		—

Total distributions to shareholders	(0.31)		(0.30)		(0.05)

Net asset value, end of period	$10.68		$10.53		$11.63

Total return	4.42%		(7.12%)	(c)	16.89%	(d)

Ratios to average net assets(e)

Expenses prior to fees waived or expenses reimbursed	1.23%	(f)	1.25%		1.29%	(f)

Net expenses after fees waived or expenses reimbursed(g)	1.20%	(f)	1.20%		1.21%	(f)

Net investment income	2.28%	(f)	1.22%		0.30%	(f)

Supplemental data

Net assets, end of period (in thousands)	$2,451		$1,889		$456

Portfolio turnover	14%		24%		17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

288	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.91		$10.39	$10.00

Income from investment operations:

Net investment income	0.14		0.30	0.14

Net realized and unrealized gain	0.15		0.43	0.25

Total from investment operations	0.29		0.73	0.39

Less distributions to shareholders:

Net investment income	(0.27)		(0.13)	—

Net realized gains	(0.03)		(0.08)	—

Total distributions to shareholders	(0.30)		(0.21)	—

Net asset value, end of period	$10.90		$10.91	$10.39

Total return	2.66%		7.09%	3.90%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.59%	(c)	0.60%	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.59%	(c)	0.58%	0.55%	(c)

Net investment income	2.55%	(c)	2.83%	2.12%	(c)

Supplemental data

Net assets, end of period (in thousands)	$2,622,931		$2,088,567	$1,791,928

Portfolio turnover	6%		21%	78%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	289

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.87		$10.37	$10.00

Income from investment operations:

Net investment income	0.13		0.27	0.15

Net realized and unrealized gain	0.15		0.43	0.22

Total from investment operations	0.28		0.70	0.37

Less distributions to shareholders:

Net investment income	(0.25)		(0.12)	—

Net realized gains	(0.03)		(0.08)	—

Total distributions to shareholders	(0.28)		(0.20)	—

Net asset value, end of period	$10.87		$10.87	$10.37

Total return	2.58%		6.76%	3.70%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.84%	(c)	0.84%	0.87%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.84%	(c)	0.83%	0.80%	(c)

Net investment income	2.31%	(c)	2.59%	2.26%	(c)

Supplemental data

Net assets, end of period (in thousands)	$4,031		$3,103	$1,173

Portfolio turnover	6%		21%	78%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

290	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.59	$11.36	$10.00

Income from investment operations:

Net investment income	(0.00)(b)	0.03	0.05

Net realized and unrealized gain	1.26	0.20	1.31

Total from investment operations	1.26	0.23	1.36

Net asset value, end of period	$12.85	$11.59	$11.36

Total return	10.87%	2.02%	13.60%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.87%(d)	0.88%	0.91%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.83%(d)	0.83%	0.82%	(d)

Net investment income	(0.00%)(d)(f)	0.25%	0.81%	(d)

Supplemental data

Net assets, end of period (in thousands)	$981,910	$916,179	$839,892

Portfolio turnover	26%	44%	25%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	Rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	291

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.54	$11.33	$10.00

Income from investment operations:

Net investment income (loss)	(0.01)	0.00(b)	0.08

Net realized and unrealized gain	1.24	0.21	1.25

Total from investment operations	1.23	0.21	1.33

Net asset value, end of period	$12.77	$11.54	$11.33

Total return	10.66%	1.85%	13.30%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.13%(d)	1.13%	1.16%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.08%(d)	1.08%	1.07%	(d)

Net investment income (loss)	(0.23%)(d)	0.03%	1.20%	(d)

Supplemental data

Net assets, end of period (in thousands)	$1,754	$953	$348

Portfolio turnover	26%	44%	25%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

292	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – MFS Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.76		$10.76	$10.00

Income from investment operations:

Net investment income	0.12		0.21	0.10

Net realized and unrealized gain (loss)	0.74		(0.21)	0.66

Total from investment operations	0.86		—	0.76

Net asset value, end of period	$11.62		$10.76	$10.76

Total return	7.99%		0.00%	7.60%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.75%	(c)	0.76%	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.73%	(c)	0.69%	0.64%	(c)

Net investment income	2.02%	(c)	1.95%	1.79%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,775,980		$1,739,492	$1,534,188

Portfolio turnover	9%		15%	13%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	293

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – MFS Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.72		$10.75	$10.00

Income from investment operations:

Net investment income	0.10		0.19	0.11

Net realized and unrealized gain (loss)	0.75		(0.22)	0.64

Total from investment operations	0.85		(0.03)	0.75

Net asset value, end of period	$11.57		$10.72	$10.75

Total return	7.93%		(0.28%)	7.50%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.00%	(c)	1.01%	1.04%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.98%	(c)	0.95%	0.89%	(c)

Net investment income	1.81%	(c)	1.80%	1.67%	(c)

Supplemental data

Net assets, end of period (in thousands)	$2,253		$1,480	$365

Portfolio turnover	9%		15%	13%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

294	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Marsico Growth Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$11.78		$12.06		$10.00

Income from investment operations:

Net investment income	0.03		0.08		0.04

Net realized and unrealized gain (loss)	0.97		(0.36)		2.02

Increase from payments by affiliate	—		—		0.00(b)

Total from investment operations	1.00		(0.28)		2.06

Net asset value, end of period	$12.78		$11.78		$12.06

Total return	8.49%		(2.32%	)	20.60%	(c)

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed	0.75%	(e)	0.76%		0.78%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.73%	(e)	0.71%		0.70%	(e)

Net investment income	0.48%	(e)	0.64%		0.64%	(e)

Supplemental data

Net assets, end of period (in thousands)	$1,665,484		$1,682,839		$1,590,540

Portfolio turnover	24%		71%		44%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	295

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Marsico Growth Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.73		$12.04	$10.00

Income from investment operations:

Net investment income	0.02		0.06	0.04

Net realized and unrealized gain (loss)	0.97		(0.37)	2.00

Increase from payments by affiliate	—		—	0.00(b)

Total from investment operations	0.99		(0.31)	2.04

Net asset value, end of period	$12.72		$11.73	$12.04

Total return	8.44%		(2.58%)	20.40%(c)

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed	1.00%	(e)	1.01%	1.03%(e)

Net expenses after fees waived or expenses reimbursed(f)	0.98%	(e)	0.97%	0.95%(e)

Net investment income	0.24%	(e)	0.49%	0.51%(e)

Supplemental data

Net assets, end of period (in thousands)	$2,786		$1,917	$323

Portfolio turnover	24%		71%	44%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

296	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Mondrian International Small Cap Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.79		$12.46	$10.00

Income from investment operations:

Net investment income	0.15		0.30	0.12

Net realized and unrealized gain (loss)	0.71		(1.33)	2.44

Total from investment operations	0.86		(1.03)	2.56

Less distributions to shareholders:

Net investment income	(0.12)		(0.37)	(0.10)

Net realized gains	(0.63)		(0.27)	—

Total distributions to shareholders	(0.75)		(0.64)	(0.10)

Net asset value, end of period	$10.90		$10.79	$12.46

Total return	8.17%		(8.75%)	25.71%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.12%	(c)	1.11%	1.20%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.08%	(c)	1.11%	1.20%	(c)

Net investment income	2.53%	(c)	2.49%	1.69%	(c)

Supplemental data

Net assets, end of period (in thousands)	$343,270		$318,383	$301,889

Portfolio turnover	11%		21%	15%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	297

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Mondrian International Small Cap Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.79		$12.44	$10.00

Income from investment operations:

Net investment income	0.13		0.27	0.11

Net realized and unrealized gain (loss)	0.71		(1.31)	2.41

Total from investment operations	0.84		(1.04)	2.52

Less distributions to shareholders:

Net investment income	(0.11)		(0.34)	(0.08)

Net realized gains	(0.63)		(0.27)	—

Total distributions to shareholders	(0.74)		(0.61)	(0.08)

Net asset value, end of period	$10.89		$10.79	$12.44

Total return	7.94%		(8.83%)	25.29%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.37%	(c)	1.36%	1.43%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.33%	(c)	1.36%	1.43%	(c)

Net investment income	2.29%	(c)	2.24%	1.53%	(c)

Supplemental data

Net assets, end of period (in thousands)	$6		$6	$6

Portfolio turnover	11%		21%	15%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

298	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.08		$11.74	$10.00

Income from investment operations:

Net investment income	0.17		0.23	0.17

Net realized and unrealized gain (loss)	1.40		(1.26)	1.56

Increase from payments by affiliate	—		—	0.01

Total from investment operations	1.57		(1.03)	1.74

Less distributions to shareholders:

Net investment income	(0.03)		(0.48)	—

Net realized gains	(0.20)		(0.15)	—

Total distributions to shareholders	(0.23)		(0.63)	—

Net asset value, end of period	$11.42		$10.08	$11.74

Total return	15.66%		(9.51%)	17.40%	(b)

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.04%	(d)	1.01%	1.11%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.89%	(d)	0.88%	0.86%	(d)

Net investment income	3.04%	(d)	2.09%	2.48%	(d)

Supplemental data

Net assets, end of period (in thousands)	$443,781		$401,238	$369,366

Portfolio turnover	14%		18%	14%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	299

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.05		$11.71	$10.00

Income from investment operations:

Net investment income	0.16		0.21	0.16

Net realized and unrealized gain (loss)	1.39		(1.25)	1.54

Increase from payments by affiliate	—		—	0.01

Total from investment operations	1.55		(1.04)	1.71

Less distributions to shareholders:

Net investment income	(0.01)		(0.47)	—

Net realized gains	(0.20)		(0.15)	—

Total distributions to shareholders	(0.21)		(0.62)	—

Net asset value, end of period	$11.39		$10.05	$11.71

Total return	15.50%		(9.62%)	17.10%	(b)

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.29%	(d)	1.27%	1.35%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.14%	(d)	1.13%	1.11%	(d)

Net investment income	2.89%	(d)	1.95%	2.16%	(d)

Supplemental data

Net assets, end of period (in thousands)	$4,736		$2,929	$880

Portfolio turnover	14%		18%	14%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

300	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – NFJ Dividend Value Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.66	$11.26	$10.00

Income from investment operations:

Net investment income	0.19	0.36	0.25

Net realized and unrealized gain	0.49	0.04	1.01

Total from investment operations	0.68	0.40	1.26

Net asset value, end of period	$12.34	$11.66	$11.26

Total return	5.83%	3.55%	12.60%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.75%(c)	0.76%	0.78%(c)

Net expenses after fees waived or expenses reimbursed(d)	0.75%(c)	0.72%	0.64%(c)

Net investment income	3.18%(c)	3.15%	3.73%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,798,472	$1,754,511	$1,544,544

Portfolio turnover	21%	32%	24%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	301

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – NFJ Dividend Value Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.61		$11.24	$10.00

Income from investment operations:

Net investment income	0.18		0.34	0.25

Net realized and unrealized gain	0.48		0.03	0.99

Total from investment operations	0.66		0.37	1.24

Net asset value, end of period	$12.27		$11.61	$11.24

Total return	5.69%		3.29%	12.40%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.00%	(c)	1.01%	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.00%	(c)	0.99%	0.89%	(c)

Net investment income	3.05%	(c)	3.00%	3.69%	(c)

Supplemental data

Net assets, end of period (in thousands)	$2,698		$1,589	$183

Portfolio turnover	21%		32%	24%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

302	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.41	$11.42	$10.00

Income from investment operations:

Net investment income	(0.00)(b)	0.01	0.01

Net realized and unrealized gain (loss)	1.00	(0.02)	1.41

Total from investment operations	1.00	(0.01)	1.42

Net asset value, end of period	$12.41	$11.41	$11.42

Total return	8.76%	(0.09%)	14.20%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	0.75%(d)	0.75%	0.80%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.74%(d)	0.73%	0.70%	(d)

Net investment income (loss)	(0.05%)(d)	0.09%	0.18%	(d)

Supplemental data

Net assets, end of period (in thousands)	$1,698,870	$1,673,806	$1,192,955

Portfolio turnover	32%	47%	109%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	303

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.36	$11.40	$10.00

Income from investment operations:

Net investment loss	(0.02)	(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.99	(0.03)	1.41

Total from investment operations	0.97	(0.04)	1.40

Net asset value, end of period	$12.33	$11.36	$11.40

Total return	8.54%	(0.35%)	14.00%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.00%(c)	1.01%	1.04%(c)

Net expenses after fees waived or expenses reimbursed(d)	1.00%(c)	0.99%	0.95%(c)

Net investment loss	(0.29%)(c)	(0.06%)	(0.12%)(c)

Supplemental data

Net assets, end of period (in thousands)	$1,189	$596	$42

Portfolio turnover	32%	47%	109%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

304	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Growth Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.74	$11.77	$10.00

Income from investment operations:

Net investment loss	(0.01)	(0.03)	(0.02)

Net realized and unrealized gain (loss)	0.79	(0.00)(b)(c)	1.79

Total from investment operations	0.78	(0.03)	1.77

Net asset value, end of period	$12.52	$11.74	$11.77

Total return	6.64%	(0.25%)	17.70%

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed	1.03%(e)	1.03%	1.08%(e)

Net expenses after fees waived or expenses reimbursed(f)	1.01%(e)	1.03%	1.07%(e)

Net investment loss	(0.19%)(e)	(0.29%)	(0.24%)(e)

Supplemental data

Net assets, end of period (in thousands)	$488,209	$505,966	$483,631

Portfolio turnover	26%	67%	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	305

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Growth Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.68	$11.75	$10.00

Income from investment operations:

Net investment loss	(0.03)	(0.05)	(0.03)

Net realized and unrealized gain (loss)	0.80	(0.02)(b)	1.78

Total from investment operations	0.77	(0.07)	1.75

Net asset value, end of period	$12.45	$11.68	$11.75

Total return	6.59%	(0.60%)	17.50%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.29%(d)	1.28%	1.34%(d)

Net expenses after fees waived or expenses reimbursed(e)	1.26%(d)	1.28%	1.32%(d)

Net investment loss	(0.44%)(d)	(0.47%)	(0.40%)(d)

Supplemental data

Net assets, end of period (in thousands)	$1,005	$631	$131

Portfolio turnover	26%	67%	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

306	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.62		$10.37	$10.00

Income from investment operations:

Net investment income	0.05		0.21	0.08

Net realized and unrealized gain	0.11		0.35	0.29

Total from investment operations	0.16		0.56	0.37

Less distributions to shareholders:

Net investment income	(0.20)		(0.08)	—

Net realized gains	(0.18)		(0.23)	—

Total distributions to shareholders	(0.38)		(0.31)	—

Net asset value, end of period	$10.40		$10.62	$10.37

Total return	1.54%		5.53%	3.70%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.62%	(c)	0.63%	0.68%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.57%	(c)	0.56%	0.55%	(c)

Net investment income	0.88%	(c)	2.04%	1.28%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,403,603		$1,241,618	$1,087,790

Portfolio turnover	589%		1,618%	1,403%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	307

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.59		$10.36	$10.00

Income from investment operations:

Net investment income	0.03		0.19	0.08

Net realized and unrealized gain	0.12		0.34	0.28

Total from investment operations	0.15		0.53	0.36

Less distributions to shareholders:

Net investment income	(0.18)		(0.07)	—

Net realized gains	(0.18)		(0.23)	—

Total distributions to shareholders	(0.36)		(0.30)	—

Net asset value, end of period	$10.38		$10.59	$10.36

Total return	1.46%		5.20%	3.60%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.87%	(c)	0.88%	0.95%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.83%	(c)	0.81%	0.80%	(c)

Net investment income	0.63%	(c)	1.79%	1.25%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,951		$1,509	$478

Portfolio turnover	589%		1,618%	1,403%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

308	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Pyramis® International Equity Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.65		$11.57	$10.00

Income from investment operations:

Net investment income	0.16		0.24	0.05

Net realized and unrealized gain (loss)	0.37		(1.62)	1.56

Total from investment operations	0.53		(1.38)	1.61

Less distributions to shareholders:

Net investment income	(0.13)		(0.26)	(0.04)

Net realized gains	(0.16)		(0.28)	—

Total distributions to shareholders	(0.29)		(0.54)	(0.04)

Net asset value, end of period	$9.89		$9.65	$11.57

Total return	5.57%		(12.59%)	16.14%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.01%	(c)	1.01%	1.06%(c)

Net expenses after fees waived or expenses reimbursed(d)	0.97%	(c)	0.95%	0.96%(c)

Net investment income	3.20%	(c)	2.19%	0.81%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,146,520		$1,091,985	$1,019,309

Portfolio turnover	34%		63%	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	309

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Pyramis® International Equity Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 2	(Unaudited)	2011		2010(a)
Per share data
Net asset value, beginning of period	$9.63	$11.56		$10.00

Income from investment operations:

Net investment income	0.16	0.19		0.02

Net realized and unrealized gain (loss)	0.36	(1.60)		1.57

Total from investment operations	0.52	(1.41)		1.59

Less distributions to shareholders:

Net investment income	(0.12)	(0.24)		(0.03)

Net realized gains	(0.16)	(0.28)		—

Total distributions to shareholders	(0.28)	(0.52)		(0.03)

Net asset value, end of period	$9.87	$9.63		$11.56

Total return	5.47%	(12.87%	)	15.92%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	1.26%(c)	1.26%		1.30%(c)

Net expenses after fees waived or expenses reimbursed(d)	1.22%(c)	1.20%		1.21%(c)

Net investment income	3.12%(c)	1.85%		0.22%(c)

Supplemental data

Net assets, end of period (in thousands)	$928	$596		$87

Portfolio turnover	34%	63%		43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

310	Semiannual Report 2012

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2012	Year Ended December 31,
Class 1	(Unaudited)	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.32	$10.19	$10.02

Income from investment operations:

Net investment income	0.06	0.14	0.11

Net realized and unrealized gain	0.06	0.10	0.06

Total from investment operations	0.12	0.24	0.17

Less distributions to shareholders:

Net investment income	(0.12)	(0.08)	—

Net realized gains	(0.08)	(0.03)	—

Total distributions to shareholders	(0.20)	(0.11)	—

Net asset value, end of period	$10.24	$10.32	$10.19

Total return	1.12%	2.41%	1.70%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.60%(c)	0.60%	0.62%(c)

Net expenses after fees waived or expenses reimbursed(d)	0.59%(c)	0.57%	0.55%(c)

Net investment income	1.13%(c)	1.34%	1.70%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,007,817	$1,779,392	$1,574,515

Portfolio turnover	202%	529%	360%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	311

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.29		$10.17	$10.02

Income from investment operations:

Net investment income	0.04		0.11	0.10

Net realized and unrealized gain	0.06		0.11	0.05

Total from investment operations	0.10		0.22	0.15

Less distributions to shareholders:

Net investment income	(0.10)		(0.07)	—

Net realized gains	(0.08)		(0.03)	—

Total distributions to shareholders	(0.18)		(0.10)	—

Net asset value, end of period	$10.21		$10.29	$10.17

Total return	0.97%		2.18%	1.50%

Ratios to average net assets(b)

Expenses prior to fees waived or expenses reimbursed	0.85%	(c)	0.85%	0.86%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.84%	(c)	0.82%	0.80%	(c)

Net investment income	0.85%	(c)	1.10%	1.57%	(c)

Supplemental data

Net assets, end of period (in thousands)	$1,445		$1,005	$469

Portfolio turnover	202%		529%	360%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

312	Semiannual Report 2012

Variable Portfolio Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Variable Portfolio — Limited Duration Credit Fund; Variable Portfolio — American Century Diversified Bond Fund; Variable Portfolio — American Century Growth Fund; Variable Portfolio — Columbia Wanger International Equities Fund; Variable Portfolio — Columbia Wanger U.S. Equities Fund; Variable Portfolio — DFA International Value Fund; Variable Portfolio — Eaton Vance Floating-Rate Income Fund; Variable Portfolio — Invesco International Growth Fund; Variable Portfolio — J.P. Morgan Core Bond Fund; Variable Portfolio — Jennison Mid Cap Growth Fund; Variable Portfolio — MFS Value Fund; Variable Portfolio — Marsico Growth Fund; Variable Portfolio — Mondrian International Small Cap Fund; Variable Portfolio — Morgan Stanley Global Real Estate Fund; Variable Portfolio — NFJ Dividend Value Fund; Variable Portfolio — Nuveen Winslow Large Cap Growth Fund; Variable Portfolio — Partners Small Cap Growth Fund; Variable Portfolio — PIMCO Mortgage-Backed Securities Fund; Variable Portfolio — Pyramis International Equity Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners.

Each Fund, other than Variable Portfolio — Morgan Stanley Global Real Estate Fund, currently operates as a diversified fund. Variable Portfolio — Morgan Stanley Global Real Estate Fund is a non-diversified fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a qualified plan or buying a contract and making allocations to one or more Funds. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. For certain Funds, other expenses on the Statement of Operations include adjustments as a result of a change in estimated expenses for the six months ended June 30, 2012.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2012	313

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

314	Semiannual Report 2012

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities.	Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — Mondrian International Small Cap Fund

To shift foreign currency exposure back to U.S. dollars.	Variable Portfolio — DFA International Value Fund and Variable Portfolio — Mondrian International Small Cap Fund

For the settlement of purchases and sales of securities.	Variable Portfolio — Pyramis International Equity Fund

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To produce incremental earnings.	Variable Portfolio — DFA International Value Fund

To manage the duration and yield curve exposure of the Fund versus the benchmark.	Columbia Variable Portfolio — Limited Duration Credit Fund and Variable Portfolio — American Century Diversified Bond Fund

To manage exposure to movements in interest rates.	Columbia Variable Portfolio — Limited Duration Credit Fund and Variable Portfolio — American Century Diversified Bond Fund

To manage exposure to the securities market.	Variable Portfolio — Pyramis International Equity Fund

To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.	Variable Portfolio — Pyramis International Equity Fund

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio — Limited Duration Credit Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	40,842	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	1,469,136	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2012	315

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	(12,379,846)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	3,363,932

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	18,331

Variable Portfolio — American Century Diversified Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	905,856

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	57,221

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange contracts	1,311,129	—	1,311,129
Interest rate contracts	—	26,237	26,237
Total	1,311,129	26,237	1,337,366

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	(2,277,798)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	6
Futures Contracts	50

Variable Portfolio — DFA International Value Fund

Fair Values of Derivative Instruments at June 30, 2012

At June 30, 2012, the Fund had no outstanding derivatives.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	300,187
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	(432)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	8

Variable Portfolio — Mondrian International Small Cap Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	90,070

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	79,449

316	Semiannual Report 2012

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	(74,492)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	5

Variable Portfolio — Pyramis International Equity Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	1,916,155	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	3,616
Total		1,919,771

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity contracts	—	(129,842)	(129,842)
Foreign exchange contracts	(26,701)	—	(26,701)
Total	(26,701)	(129,842)	(156,543)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity contracts	—	1,755,290	1,755,290
Foreign exchange contracts	5,579	—	5,579
Total	5,579	1,755,290	1,760,869

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	40
Futures Contracts	1,300

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans

The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Certain Funds invest primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated

Semiannual Report 2012	317

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

(non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Delayed Delivery Securities and Forward Sale Commitments

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities

Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Principal Only Securities

Certain Funds may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

318	Semiannual Report 2012

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer holds the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Variable Portfolio — American Century Growth Fund, Variable Portfolio — Columbia Wanger U.S. Equities Fund,

Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Marsico Growth Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

Columbia Variable Portfolio — Limited Duration Credit Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Variable Portfolio — Pyramis International Equity Fund, and Variable Portfolio — Wells Fargo Short Duration Government Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Semiannual Report 2012	319

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — Mondrian International Small Cap Fund and Variable Portfolio — Pyramis International Equity Fund. Dividends from net investment income are declared and distributed annually, when available, for Columbia Variable Portfolio — Limited Duration Credit Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2012, was as follows:

Fund	High (%)	Low (%)	Management Fee (%)
Columbia Variable Portfolio — Limited Duration Credit Fund	0.48	0.29	0.46

Variable Portfolio — American Century Diversified Bond Fund	0.48	0.40	0.45

Variable Portfolio — American Century Growth Fund	0.65	0.50	0.63

Variable Portfolio — Columbia Wanger International Equities Fund	0.95	0.85	0.92

Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.90	0.80	0.85

Variable Portfolio — DFA International Value Fund	0.85	0.70	0.84

Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.63	0.53	0.63

Variable Portfolio — Invesco International Growth Fund	0.85	0.70	0.83

Variable Portfolio — J.P. Morgan Core Bond Fund	0.48	0.40	0.46

Variable Portfolio — Jennison Mid Cap Growth Fund	0.75	0.65	0.75

Variable Portfolio — MFS Value Fund	0.65	0.50	0.63

Variable Portfolio — Marsico Growth Fund	0.65	0.50	0.63

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Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Fund	High (%)	Low (%)	Management Fee (%)
Variable Portfolio — Mondrian International Small Cap Fund	0.95	0.85	0.94

Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.85	0.75	0.85

Variable Portfolio — NFJ Dividend Value Fund	0.65	0.50	0.63

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.65	0.50	0.63

Variable Portfolio — Partners Small Cap Growth Fund	0.90	0.80	0.87

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.48	0.40	0.47

Variable Portfolio — Pyramis International Equity Fund	0.85	0.70	0.84

Variable Portfolio — Wells Fargo Short Duration Government Fund	0.48	0.40	0.47

Subadvisory Agreements

The Investment Manager contracts with and compensates subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio — American Century Diversified Bond Fund	American Century Investment Management, Inc.

Variable Portfolio — American Century Growth Fund	American Century Investment Management, Inc.

Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management LLC*

Variable Portfolio — Columbia Wanger U.S. Equities Fund	Columbia Wanger Asset Management LLC*

Variable Portfolio — DFA International Value Fund	Dimensional Fund Advisors, L.P.

Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management

Variable Portfolio — Invesco International Growth Fund	Invesco Advisers, Inc.

Variable Portfolio — J.P. Morgan Core Bond Fund	J.P Morgan Investment Management Inc.

Variable Portfolio — Jennison Mid Cap Growth Fund	Jennison Associates LLC

Variable Portfolio — MFS Value Fund	Massachusetts Financial Services Company

Variable Portfolio — Marsico Growth Fund	Marsico Capital Management, LLC

Variable Portfolio — Mondrian International Small Cap Fund	Mondrian Investment Partners Limited

Variable Portfolio — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.

Variable Portfolio — NFJ Dividend Value Fund	NFJ Investment Group LLC

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, LLC

Variable Portfolio — Partners Small Cap Growth Fund	TCW Investment Management Company The London Company** Wells Capital Management Incorporated

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	Pacific Investment Management Company LLC

Variable Portfolio — Pyramis International Equity Fund	Pyramis Global Advisors, LLC

Variable Portfolio — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

*	A wholly-owned subsidiary of the Investment Manager.

**	London Company of Virginia, doing business as The London Company.

New investments in Variable Portfolio — Partners Small Cap Growth Fund, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination of the allocation that is in the best interests of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2012, was as follows:

Fund	High (%)	Low (%)	Administration fee (%)
Columbia Variable Portfolio — Limited Duration Credit Fund	0.07	0.04	0.06

Variable Portfolio — American Century Diversified Bond Fund	0.07	0.04	0.06

Variable Portfolio — American Century Growth Fund	0.06	0.03	0.05

Variable Portfolio — Columbia Wanger International Equities Fund	0.08	0.05	0.08

Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.08	0.05	0.08

Variable Portfolio — DFA International Value Fund	0.08	0.05	0.08

Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.07	0.04	0.07

Variable Portfolio — Invesco International Growth Fund	0.08	0.05	0.07

Variable Portfolio — J.P. Morgan Core Bond Fund	0.07	0.04	0.06

Variable Portfolio — Jennison Mid Cap Growth Fund	0.06	0.03	0.06

Variable Portfolio — MFS Value Fund	0.06	0.03	0.05

Variable Portfolio — Marsico Growth Fund	0.06	0.03	0.05

Variable Portfolio — Mondrian International Small Cap Fund	0.08	0.05	0.08

Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.08	0.05	0.08

Variable Portfolio — NFJ Dividend Value Fund	0.06	0.03	0.05

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.06	0.03	0.05

Variable Portfolio — Partners Small Cap Growth Fund	0.08	0.05	0.08

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.07	0.04	0.07

Variable Portfolio — Pyramis International Equity Fund	0.08	0.05	0.08

Variable Portfolio — Wells Fargo Short Duration Government Fund	0.07	0.04	0.06

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Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Other Expenses

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were as follows:

Fund
Columbia Variable Portfolio — Limited Duration Credit Fund	$6,108

Variable Portfolio — American Century Diversified Bond Fund	5,425

Variable Portfolio — American Century Growth Fund	4,286

Variable Portfolio — Columbia Wanger International Equities Fund	1,906

Variable Portfolio — Columbia Wanger U.S. Equities Fund	2,208

Variable Portfolio — DFA International Value Fund	3,458

Variable Portfolio — Eaton Vance Floating-Rate Income Fund	2,640

Variable Portfolio — Invesco International Growth Fund	4,366

Variable Portfolio — J.P. Morgan Core Bond Fund	4,994

Variable Portfolio — Jennison Mid Cap Growth Fund	2,703

Variable Portfolio — MFS Value Fund	4,298

Variable Portfolio — Marsico Growth Fund	4,262

Variable Portfolio — Mondrian International Small Cap Fund	1,485

Variable Portfolio — Morgan Stanley Global Real Estate Fund	1,668

Variable Portfolio — NFJ Dividend Value Fund	4,275

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	4,256

Variable Portfolio — Partners Small Cap Growth Fund	1,859

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	3,313

Variable Portfolio — Pyramis International Equity Fund	3,018

Variable Portfolio — Wells Fargo Short Duration Government Fund	4,366

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agent Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1 (%)	Class 2 (%)
Columbia Variable Portfolio — Limited Duration Credit Fund	0.53	0.78

Variable Portfolio — American Century Diversified Bond Fund	0.71	0.96

Variable Portfolio — American Century Growth Fund	0.79	1.04

Variable Portfolio — Columbia Wanger International Equities Fund	1.00	1.25

Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.96	1.21

Variable Portfolio — DFA International Value Fund	0.91	1.16

Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.72	0.97

Variable Portfolio — Invesco International Growth Fund	1.00	1.25

Variable Portfolio — J.P. Morgan Core Bond Fund	0.71	0.96

Variable Portfolio — Jennison Mid Cap Growth Fund	0.82	1.07

Variable Portfolio — MFS Value Fund	0.79	1.04

Variable Portfolio — Marsico Growth Fund	0.79	1.04

Variable Portfolio — Mondrian International Small Cap Fund	1.00	1.25

Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.89	1.14

Variable Portfolio — NFJ Dividend Value Fund	0.76	1.01

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.79	1.04

Variable Portfolio — Partners Small Cap Growth Fund	0.97	1.22

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.64	0.89

Variable Portfolio — Pyramis International Equity Fund	1.00	1.25

Variable Portfolio — Wells Fargo Short Duration Government Fund	0.60	0.85

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance

322	Semiannual Report 2012

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1 (%)	Class 2 (%)
Columbia Variable Portfolio — Limited Duration Credit Fund	0.54	0.79

Variable Portfolio — American Century Diversified Bond Fund	0.70	0.95

Variable Portfolio — American Century Growth Fund	0.70	0.95

Variable Portfolio — Columbia Wanger International Equities Fund	1.01	1.26

Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.97	1.22

Variable Portfolio — DFA International Value Fund	0.93	1.18

Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.73	0.98

Variable Portfolio — Invesco International Growth Fund	0.95	1.20

Variable Portfolio — J.P. Morgan Core Bond Fund	0.70	0.95

Variable Portfolio — Jennison Mid Cap Growth Fund	0.83	1.08

Variable Portfolio — MFS Value Fund	0.72	0.97

Variable Portfolio — Marsico Growth Fund	0.72	0.97

Variable Portfolio — Mondrian International Small Cap Fund	1.16	1.41

Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.89	1.14

Variable Portfolio — NFJ Dividend Value Fund	0.76	1.01

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.74	0.99

Variable Portfolio — Partners Small Cap Growth Fund	1.06	1.31

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.56	0.81

Variable Portfolio — Pyramis International Equity Fund	0.95	1.20

Variable Portfolio — Wells Fargo Short Duration Government Fund	0.58	0.83

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2012, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Variable Portfolio — Limited Duration Credit Fund	2,724,514,000	46,273,000	(8,099,000)	38,174,000

Variable Portfolio — American Century Diversified Bond Fund	3,201,416,000	93,261,000	(2,188,000)	91,073,000

Variable Portfolio — Columbia Wanger International Equities Fund	572,117,000	75,577,000	(41,842,000)	33,735,000

Variable Portfolio — DFA International Value Fund	1,601,601,000	75,629,000	(167,835,000)	(92,206,000)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund	853,240,000	4,974,000	(8,761,000)	(3,787,000)

Variable Portfolio — Invesco International Growth Fund	1,828,798,000	211,030,000	(85,476,000)	125,554,000

Variable Portfolio — J.P. Morgan Core Bond Fund	2,988,582,000	116,914,000	(7,318,000)	109,596,000

Variable Portfolio — Mondrian International Small Cap Fund	335,285,000	49,325,000	(22,109,000)	27,216,000

Variable Portfolio — Morgan Stanley Global Real Estate Fund	405,897,000	65,661,000	(10,299,000)	55,362,000

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	1,937,841,000	13,699,000	(4,703,000)	8,996,000

Variable Portfolio — Pyramis International Equity Fund	1,126,000,000	84,536,000	(56,133,000)	28,403,000

Variable Portfolio — Wells Fargo Short Duration Government Fund	2,331,631,000	9,316,000	(2,892,000)	6,424,000

The following capital loss carryforward, determined at December 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Unlimited Short-Term($)	Unlimited Long-Term($)	Total($)
Columbia Variable Portfolio — Limited Duration Credit Fund	—	32,155,579	32,155,579

Variable Portfolio — DFA International Value Fund	29,773,486	5,545,559	35,319,045

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration

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Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales of securities, including U.S. government securities and any applicable mortgage dollar rolls, but excluding short-term obligations, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — Limited Duration Credit Fund	1,562,861,138	1,831,404,539	142,367,061	153,886,987

Variable Portfolio — American Century Diversified Bond Fund	1,988,619,800	1,632,656,694	1,753,894,154	1,312,339,366

Variable Portfolio — American Century Growth Fund	708,068,742	891,743,777	—	—

Variable Portfolio — Columbia Wanger International Equities Fund	121,731,394	98,130,650	—	—

Variable Portfolio — Columbia Wanger U.S. Equities Fund	99,644,463	145,160,483	—	—

Variable Portfolio — DFA International Value Fund	289,026,520	89,076,007	—	—

Variable Portfolio — Eaton Vance Floating-Rate Income Fund	200,481,075	284,637,031	—	—

Variable Portfolio — Invesco International Growth Fund	284,765,376	232,328,976	—	—

Variable Portfolio — J.P. Morgan Core Bond Fund	575,813,618	127,636,195	335,267,249	46,556,488

Variable Portfolio — Jennison Mid Cap Growth Fund	252,443,444	299,266,230	—	—

Variable Portfolio — MFS Value Fund	157,102,421	227,916,872	—	—

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Variable Portfolio — Marsico Growth Fund	411,519,232	660,423,904	—	—

Variable Portfolio — Mondrian International Small Cap Fund	41,273,248	36,298,726	—	—

Variable Portfolio — Morgan Stanley Global Real Estate Fund	60,813,488	67,499,969	—	—

Variable Portfolio — NFJ Dividend Value Fund	384,753,048	377,739,419	—	—

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	561,458,913	652,418,185	—	—

Variable Portfolio — Partners Small Cap Growth Fund	135,937,009	189,798,469	—	—

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	8,758,773,019	8,679,212,906	6,048,083,021	8,620,735,634

Variable Portfolio — Pyramis International Equity Fund	374,519,077	382,996,513	—	—

Variable Portfolio — Wells Fargo Short Duration Government Fund	3,981,636,029	3,777,372,237	3,687,690,856	3.418.581.393

Note 6. Payments by Affiliates

During the year ended December 31, 2011, the Investment Manager reimbursed the Variable Portfolio — Columbia Wanger International Equities Fund and Variable Portfolio — Invesco International Growth Fund $14,252 and $40,582, respectively, for a loss on a trading error.

Note 7. Commission Recapture

Variable Portfolio — Pyramis International Equity Fund participated in the Pyramis Global Advisors’ commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the six months ended June 30, 2012, the Fund received cash rebates of $355,614 from the Program which are included in net realized gain or loss on investments in the Statement of Operations.

Note 8. Lending of Portfolio Securities

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities

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Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Funds’ Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Funds continue to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, the value of the securities on loan and values of the cash collateral and U.S. government and agency securities received as collateral (not including calls for collateral made to borrowers by JPMorgan at period end) were as follows:

Fund	Securities Value ($)	Cash Collateral Value ($)	U.S. Government and Agency Securities Value ($)
Columbia Variable Portfolio — Limited Duration Credit Fund	254,725,705	259,644,966	—

Variable Portfolio — American Century Diversified Bond Fund	454,936,372	467,931,431	—

Variable Portfolio — American Century Growth Fund	63,270,893	62,921,278

Variable Portfolio — Columbia Wanger International Equities Fund	20,124,367	20,393,865	—

Variable Portfolio — Columbia Wanger U.S. Equities Fund	111,403,401	111,795,713	230,226

Fund	Securities Value ($)	Cash Collateral Value ($)	U.S. Government and Agency Securities Value ($)
Variable Portfolio — DFA International Value Fund	23,270,299	29,320,256	9,965

Variable Portfolio — Invesco International Growth Fund	36,000,475	37,574,294	—

Variable Portfolio — J.P. Morgan Core Bond Fund	375,215,360	376,473,752	8,926,228

Variable Portfolio — Jennison Mid Cap Growth Fund	89,678,362	89,585,177	—

Variable Portfolio — MFS Value Fund	23,630,071	23,469,269	—

Variable Portfolio — Marsico Growth Fund	18,754,840	18,644,768	—

Variable Portfolio — Mondrian International Small Cap Fund	20,242,403	20,843,392	—

Variable Portfolio — Morgan Stanley Global Real Estate Fund	15,273,299	15,491,650	—

Variable Portfolio — NFJ Dividend Value Fund	37,121,151	38,512,889	—

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	16,913,387	16,693,545	—

Variable Portfolio — Partners Small Cap Growth Fund	92,516,011	91,405,502	—

Variable Portfolio — Pyramis International Equity Fund	13,927,775	14,775,430	—

Variable Portfolio — Wells Fargo Short Duration Government Fund	254,411,766	260,653,300	—

Note 9. Affiliated Money Market Fund

Each Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At June 30, 2012, the affiliated shareholder accounts owned 100% of Class 1 and Class 2 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

Note 11. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million.

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Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

No Funds had borrowings during the six months ended June 30, 2012.

Note 12. Significant Risks

Floating Rate Loan Risk

Variable Portfolio – Eaton Vance Floating-Rate Income Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Non-Diversification Risk

Variable Portfolio – Morgan Stanley Global Real Estate Fund is a non-diversified fund. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. This Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Small and Mid-sized Company Risk

Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Real Estate Sector Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and

326	Semiannual Report 2012

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	327

Variable Portfolio Funds

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Funds and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement is effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ending July 31, 2012, which are expected to be completed in September 2012. The Funds did not consult with PwC during the fiscal periods ended December 31, 2011 and 2010 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Funds as of and for the fiscal periods ended December 31, 2011 and 2010 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

328	Semiannual Report 2012

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Columbia Variable Portfolio and Variable Portfolio Funds (each a VP Fund and together the VP Funds).

•	Columbia VP — Limited Duration Credit Fund
•	VP — American Century Diversified Bond Fund
•	VP — American Century Growth Fund
•	VP — Columbia Wanger International Equities Fund
•	VP — Columbia Wanger U.S. Equities Fund
•	VP — DFA International Value Fund
•	VP — Eaton Vance Floating-Rate Income Fund
•	VP — Invesco International Growth Fund
•	VP — J.P. Morgan Core Bond Fund
•	VP — Jennison Mid Cap Growth Fund
•	VP — Marsico Growth Fund
•	VP — MFS Value Fund
•	VP — Mondrian International Small Cap
•	VP — Morgan Stanley Global Real Estate Fund
•	VP — NFJ Dividend Value Fund
•	VP — Nuveen Winslow Large Cap Growth Fund
•	VP — Partners Small Cap Growth Fund
•	VP — PIMCO Mortgage-Backed Securities Fund
•	VP — Pyramis International Equity Fund
•	VP — Wells Fargo Short Duration Government Fund

Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

In addition, for each of VP Fund, except Columbia VP — Limited Duration Credit Fund, (each a Subadvised Fund and together the Subadvised Funds), under the subadvisory agreement (each a Subadvisory Agreement) between Columbia Management and the subadviser to each Subadvised Fund (each a Subadviser and together the Subadvisers), each Subadviser has provided portfolio management and related services for their Subadvised Fund(s).

On an annual basis, each Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and each Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Semiannual Report 2012	329

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Nature, Extent and Quality of Services Provided by Columbia Management and each of the Subadvisers

For each Fund, the Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and each of the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds’ operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management’s ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management’s Chief Investment Officer (the CIO) and considered the CIO’s successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management’s significant investment in upgrading technology (such as an equity trading system) and considered management’s commitments to enhance existing resources in this area.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to each Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and each Fund’s other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each Fund.

With respect to the Subadviser(s) of each Subadvised Fund, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered each Subadviser’s investment strategy/style, particularly as it relates to the Fund(s) it subadvises, as well as the experience of the personnel that manage the Fund(s) it subadvises. The Board also considered the financial condition of each Subadviser and its capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of each Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of each Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager’s recommendation that the Board approve renewal of each of the Subadvisory Agreements with each Subadviser.

The Board concluded that the services being performed under the Subadvisory Agreement for VP — American Century Diversified Bond Fund, VP — American Century Growth Fund, VP — Columbia Wanger International Equities Fund, VP — Columbia Wanger U.S. Equities Fund, VP — DFA International Value Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — Invesco International Growth Fund, VP — J.P. Morgan Core Bond Fund, VP — Jennison Mid Cap Growth Fund, VP — Marsico Growth Fund, VP — MFS Value Fund, VP — Mondrian International Small Cap Fund, VP — Morgan Stanley Global Real Estate Fund, VP — NFJ Dividend Value Fund, VP — Nuveen Winslow Large Cap Growth Fund, VP — Partners Small Cap Growth Fund, VP — PIMCO Mortgage-Backed Securities Fund, and VP — Wells Fargo Short Duration Government Fund were of a reasonably high quality. Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadvisers for each of these Subadvised Funds were in a position to continue to provide a high quality and level of services to their respective Fund(s).

The Board concluded that the services being performed under the Subadvisory Agreement for VP - Pyramis International Equity Fund were of an acceptable quality.

330	Semiannual Report 2012

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Fund, the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund.

The Board observed that for each of Columbia VP — Limited Duration Credit Fund, VP — American Century Diversified Bond Fund, VP — American Century Growth Fund, VP — Columbia Wanger International Equities Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — Invesco International Growth Fund, VP — J.P. Morgan Core Bond Fund, VP — Jennison Mid Cap Growth Fund, VP — MFS Value Fund, VP — Mondrian International Small Cap Fund, VP — NFJ Dividend Value Fund, VP — Nuveen Winslow Large Cap Growth Fund, VP — Partners Small Cap Growth Fund, VP — PIMCO Mortgage-Backed Securities Fund, VP — Pyramis International Equity Fund and VP — Wells Fargo Short Duration Government Fund, the Fund’s investment performance met expectations. For each of VP — Columbia Wanger U.S. Equities Fund and VP — Marsico Growth Fund, the Fund’s investment performance was appropriate in light of the particular management style. For VP — Morgan Stanley Global Real Estate Fund, the Fund’s investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. For VP — DFA International Value Fund, the Board observed that Dimensional Fund Advisors, L.P. only began serving the Fund effective November 16, 2011, when it replaced AllianceBernstein L.P. as subadviser to the Fund.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management’s process for selecting each Subadviser and monitoring each Subadviser that is not an affiliate of Columbia Management. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser. For VP — Pyramis International Equity Fund, the Board took into account management’s view that the Fund’s relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Pyramis team. The Board observed that management was exploring ways in which to improve the performance of the Fund.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadvisers from their Relationships with the Funds

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each Fund’s contribution to Columbia Management’s profitability. For Columbia Variable Portfolio — Limited Duration Credit Fund, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund).

The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) was at or below the peer universe’s median expense ratio shown in the reports.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by each Fund. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. Based on its review, the Board concluded that each Fund’s management and subadvisory fees were fair and reasonable in light of the extent and quality of services that each Fund receives.

Semiannual Report 2012	331

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as each Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

332	Semiannual Report 2012

Variable Portfolio Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	333

Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6547 D (8/12)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.

(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2012